SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19 (File No. 333-139760)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 107 (File No. 811-07195)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

RiverSource Life Insurance Company

(Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN	55474
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	(612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2016
RiverSource®
Signature Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus contains information that you should know before investing. Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
Columbia Funds Variable Series Trust II
Credit Suisse Trust
Fidelity® Variable Insurance Products – Service Class
Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
J.P. Morgan Series Trust II
Lazard Retirement Series, Inc.
Lincoln Variable Insurance Product Trust (LVIP)
MFS® Variable Insurance TrustSM
Putnam Variable Trust – Class IB Shares
Royce Capital Fund
Third Avenue Variable Series Trust
Wanger Advisors Trust
Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See “Valuing Your Investment — Contract Value Credits.”)
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

RiverSource Signature Variable Annuity — Prospectus    1

2     RiverSource Signature Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our service center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

RiverSource Signature Variable Annuity — Prospectus    3

•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our service center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our service center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

4     RiverSource Signature Variable Annuity — Prospectus

The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ )
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty that may apply if you make withdrawals prior to your reaching age 59½) and may have other tax consequences. Certain other restrictions may apply. (See “Withdrawals”)

RiverSource Signature Variable Annuity — Prospectus    5

Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See “Benefits in Case of Death”)
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See “The Annuity Payout Period”).

6     RiverSource Signature Variable Annuity — Prospectus

Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a withdrawal from the contract. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Withdrawal charge
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)
Years from purchase payment receipt	Withdrawal charge percentage
1	7%
2	7
3	6
4	6
5	5
6	4
7	2
Thereafter	0
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Withdrawal charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
Variable account administrative charge	0.15%
Mortality and expense risk fee	1.25
Total annual variable account expenses	1.40%
Other Annual Expenses
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)
Guaranteed Minimum Income Benefit Rider (GMIB) fee	0.35% (1)
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)
8% Performance Credit Rider (PCR) fee	0.25% (1)

RiverSource Signature Variable Annuity — Prospectus    7

(As a percentage of the contract value charged annually on the contract anniversary.)
(1)	This fee apples only if you elect this optional feature.
Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Minimum and maximum annual operating expenses for the funds
(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.62	2.31
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Total annual operating expenses for each fund*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.26	—	1.26	—	1.26
AB VPS Intermediate Bond Portfolio (Class B)	0.45	0.25	0.51	—	1.21	—	1.21
AB VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.07	—	1.07	—	1.07
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.70	0.13	0.11	—	0.94	0.02	0.92 (1)
Columbia Variable Portfolio – Disciplined Core Fund (Class 3)***	0.65	0.13	0.08	—	0.86	—	0.86
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.63	0.13	0.09	—	0.85	—	0.85
Columbia Variable Portfolio – Government Money Market Fund (Class 3)***	0.39	0.13	0.10	—	0.62	0.04	0.58 (2)
Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.65	0.13	0.12	—	0.90	0.01	0.89 (3)
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)	0.47	0.13	0.07	—	0.67	—	0.67
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.08	—	0.92	0.03	0.89 (3)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.87	0.13	0.12	—	1.12	0.08	1.04 (4)
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.42	0.13	0.08	—	0.63	—	0.63
Fidelity ® VIP Growth & Income Portfolio Service Class	0.45	0.10	0.11	0.02	0.68	—	0.68
Fidelity ® VIP Mid Cap Portfolio Service Class	0.55	0.10	0.08	—	0.73	—	0.73
Fidelity ® VIP Overseas Portfolio Service Class	0.67	0.10	0.13	—	0.90	—	0.90
FTVIPT Franklin Global Real Estate VIP Fund – Class 2	1.05	0.25	0.06	—	1.36	—	1.36

8     RiverSource Signature Variable Annuity — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Templeton Foreign VIP Fund – Class 2	0.75	0.25	0.03	—	1.03	—	1.03
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares	0.75	—	0.08	—	0.83	0.04	0.79 (5)
Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares	0.85	—	0.21	—	1.06	0.19	0.87 (6)
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares	0.62	—	0.09	—	0.71	0.07	0.64 (7)
Invesco V.I. American Franchise Fund, Series I Shares	0.67	—	0.29	—	0.96	—	0.96
Invesco V.I. Core Equity Fund, Series I Shares	0.61	—	0.29	0.01	0.91	0.01	0.90 (8)
Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.32	—	1.07	—	1.07
Janus Aspen Series Enterprise Portfolio: Service Shares	0.64	0.25	0.10	—	0.99	—	0.99
Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.17	—	1.06	—	1.06 (9)
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.13	—	0.82	—	0.82
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares	0.55	—	0.25	0.01	0.81	—	0.81
Lazard Retirement International Equity Portfolio – Service Shares	0.75	0.25	0.11	—	1.11	—	1.11
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares	0.70	0.25	1.36	—	2.31	1.31	1.00 (10)
LVIP Baron Growth Opportunities Fund – Service Class	1.00	0.25	0.05	—	1.30	0.04	1.26 (11)
MFS ® New Discovery Series – Initial Class	0.90	—	0.06	—	0.96	0.02	0.94 (12)
MFS ® Research Series – Initial Class	0.75	—	0.07	—	0.82	—	0.82
MFS ® Utilities Series – Initial Class	0.73	—	0.06	—	0.79	—	0.79
Putnam VT Growth and Income Fund – Class IB Shares	0.47	0.25	0.11	—	0.83	—	0.83
Putnam VT International Equity Fund – Class IB Shares	0.69	0.25	0.15	—	1.09	—	1.09
Putnam VT International Growth Fund – Class IB Shares	0.92	0.25	0.37	—	1.54	0.09	1.45 (13)
Royce Capital Fund – Micro-Cap Portfolio, Investment Class	1.25	—	0.07	—	1.32	—	1.32
Royce Capital Fund – Small-Cap Portfolio, Investment Class	1.00	—	0.06	—	1.06	—	1.06
Third Avenue Value Portfolio	0.90	—	0.32	—	1.22	—	1.22
Wanger International	0.92	—	0.19	—	1.11	—	1.11
Wanger USA	0.86	—	0.14	0.01	1.01	—	1.01
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.
(1)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.915%.

RiverSource Signature Variable Annuity — Prospectus    9

(2)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575%.
(3)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.885%.
(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.035%.
(5)	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.71% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(6)	The Investment Advisor has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval for the Board of Trustees.
(7)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(8)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(9)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(10)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2017 to the extent Total Annual Portfolio Operating Expenses exceed 1.00% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(11)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $250 million of the Fund's average daily net assets; 0.05% on the next $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.15% in excess of $750 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(12)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 0.94% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.
(13)	Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2017. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

10     RiverSource Signature Variable Annuity — Prospectus

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional GMIB. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,079	$1,893	$2,621	$4,561	$446	$1,344	$2,251	$4,561
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$885	$1,313	$1,641	$2,636	$237	$728	$1,241	$2,636
(1)	In these examples, the contract administrative charge is $30.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource Signature Variable Annuity — Prospectus    11

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

12     RiverSource Signature Variable Annuity — Prospectus

than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds

RiverSource Signature Variable Annuity — Prospectus    13

We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Intermediate Bond Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what AllianceBernstein considers to be undue risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

14     RiverSource Signature Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio - Cash Management Fund (Class 3))	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Fidelity ® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

RiverSource Signature Variable Annuity — Prospectus    15

Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic International Equity Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management International
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Janus Aspen Series Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

16     RiverSource Signature Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares	The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large - and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.	J.P. Morgan Investment Management Inc.
Lazard Retirement International Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
LVIP Baron Growth Opportunities Fund - Service Class	Seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.	Lincoln Investment Advisors Corporation, adviser; BAMCO, Inc., sub-adviser.
MFS ® New Discovery Series - Initial Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Research Series - Initial Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Initial Class	Seeks total return.	MFS ® Investment Management
Putnam VT Growth and Income Fund - Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager.
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Putnam VT International Growth Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Royce Capital Fund - Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

RiverSource Signature Variable Annuity — Prospectus    17

The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
These accounts are not offered after annuity payouts begin.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the guarantee period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the guarantee period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as “early withdrawals” in the discussion below.

18     RiverSource Signature Variable Annuity — Prospectus

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
General Examples
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early withdrawals.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

RiverSource Signature Variable Annuity — Prospectus    19

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your withdrawal charge percentage is 6%. (See “Charges — Withdrawal Charge.”) We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (see “Making the Most of Your Contract — Transfer policies”)
The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.

20     RiverSource Signature Variable Annuity — Prospectus

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
•	a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);
•	the optional Guaranteed Minimum Income Benefit Rider(2);
•	the optional 8% Performance Credit Rider(2);
•	the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);
•	how you want to make purchase payments;
•	the date you want to start receiving annuity payouts (the retirement date); and
•	a beneficiary.
(1)	If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2)	You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3)	Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.
The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.
We applied your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our service center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our service center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than

RiverSource Signature Variable Annuity — Prospectus    21

•	the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed upon by us.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new retirement start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
If paying by SIP:	$50 for additional payments.
If paying by any other method:	$100 for additional payments.
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90.
*	This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

22     RiverSource Signature Variable Annuity — Prospectus

Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.
Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total 1.25% of their average daily net assets on an annual basis. These fees include coverage under any of the three death benefit options. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Withdrawal Charge
If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See “The Guarantee Period Accounts — Market Value Adjustment (MVA).”
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

RiverSource Signature Variable Annuity — Prospectus    23

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)	is 10% of your prior anniversary’s contract value; and
(b)	is current contract earnings.
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.	First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.
2.	Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.	Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4.	Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	7%
2	7
3	6
4	6
5	5
6	4
7	2
Thereafter	0
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

24     RiverSource Signature Variable Annuity — Prospectus

•	We receive these payments:
–	$10,000 initial;
–	$8,000 on the fifth contract anniversary;
–	$6,000 on the eighth contract anniversary; and
•	You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and
•	The prior anniversary contract value is $38,488.

Withdrawal Charge	Explanation
$ 0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
360	$6,000 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
$760
Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•	withdrawals of any contract earnings;
•	withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•	contracts settled using an annuity payout plan;
•	death benefits;
•	withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and
•	to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdraw and withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.

RiverSource Signature Variable Annuity — Prospectus    25

Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdraw will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Living Benefits Charges
Guaranteed Minimum Income Benefit Rider (GMIB) Fee
We deduct a charge (currently 0.35%) based on the GMIB benefit base for this optional feature only if you select it(1). If selected, we deduct the charge from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.
If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.
We calculate the fee as follows:
0.35% × (CV + ST – FAV)
CV	=	contract value on the contract anniversary
ST	=	transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
FAV	=	the value of your GPAs and the one-year fixed account on the contract anniversary.
The result of ST – FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs or the one-year fixed account.

26     RiverSource Signature Variable Annuity — Prospectus

Example
•	You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.
•	During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
•	On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.
•	The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
Contract value on the contract anniversary:	$ 73,250
plus transfers from the subaccounts to the one-year fixed account in the six months before the contract anniversary:	+15,000
minus the value of the one-year fixed account on the contract anniversary:	–15,250
$ 73,000
The GMIB fee charged to you: 0.35% × $73,000 =	255.5
8% Performance Credit Rider (PCR) Fee
We charge a fee of 0.25% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.
If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•	plus any contract value credits allocated to the GPAs and one-year fixed account;
•	plus interest credited;
•	minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Guaranteed Minimum Income Benefit rider
–	Performance Credit rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

RiverSource Signature Variable Annuity — Prospectus    27

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	any contract value credits allocated to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial withdrawals;
•	withdrawal charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Guaranteed Minimum Income Benefit rider and/or
–	Performance Credit rider
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.
Contract Value Credits
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are “eligible purchase payments.” Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.
Eligible purchase payments: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).
Annual contract value credit formula: 0.50% × (CV × (EPP ÷ TPP))
CV	=	contract value at the time of the calculation.
EPP	=	eligible purchase payments at the time of the calculation.
TPP	=	total purchase payments at the time of the calculation.
If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.
We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

28     RiverSource Signature Variable Annuity — Prospectus

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.
Example
•	You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.
•	You make an additional payment on the fourth contract anniversary of $60,000.
•	Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:
0.50% × ($250,000 × ($100,000 ÷ $160,000) = $781.25
After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

RiverSource Signature Variable Annuity — Prospectus    29

Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)	“Net contract value” equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)	You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.
You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From

30     RiverSource Signature Variable Annuity — Prospectus

time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.
You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

RiverSource Signature Variable Annuity — Prospectus    31

•	If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our service center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.
•	It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
•	If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.
•	If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.
•	Once annuity payouts begin, you may not make any transfers to the GPAs.
*	Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing

32     RiverSource Signature Variable Annuity — Prospectus

policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund,

RiverSource Signature Variable Annuity — Prospectus    33

and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Withdrawal
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our service center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

34     RiverSource Signature Variable Annuity — Prospectus

•	Automated withdrawals may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial withdrawals are in effect.
•	Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

3 3 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$25,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.
Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•	If we receive your withdrawal request at our service center in good order before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our service center in good order at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•	If we receive your withdrawal request at our service center in good order before the close of the NYSE, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our service center in good order at or after the close of the NYSE, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

RiverSource Signature Variable Annuity — Prospectus    35

Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount, one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment
By regular or express mail:
•	payable to owner;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the withdrawal amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

36     RiverSource Signature Variable Annuity — Prospectus

The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our service center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
Benefits in Case of Death
There are three death benefit options under this contract:
•	ROP Death Benefit;
•	MAV Death Benefit; and
•	Enhanced Death Benefit.
If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”) There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see “Valuing Your Investments — Contract Value Credits”).
Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RiverSource Signature Variable Annuity — Prospectus    37

Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•	You purchase the contract with a payment of $20,000.
•	On the first contract anniversary you make an additional purchase payment of $5,000.
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
•	During the third contract year the contract value grows to $23,000.

We calculate the ROP death benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals calculated as:
$1,500 × $25,000 =	–1,704.55
$22,000
for a death benefit of:	$23,295.45
ROP death benefit, calculated as the greatest of these two values:		$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.
If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. Once you select the MAV death benefit you may not cancel it. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.
The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or
3.	the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

38     RiverSource Signature Variable Annuity — Prospectus

Example
•	You purchase the contract with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $29,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:	$20,500.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$20,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $20,000 =	–1,363.64
$22,000
for a death benefit of:	$18,636.36
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $29,000 =	–1,977.27
$22,000
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
Enhanced Death Benefit (EDB)
The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.
If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.
The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or
3.	the 5% rising floor.
5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:
•	the amounts allocated to the subaccounts at issue increased by 5%;
•	plus any subsequent amounts allocated to the subaccounts;
•	minus adjusted transfers and partial withdrawals from the subaccounts.
Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81.
5% rising floor adjusted transfers or partial withdrawals	=	PWT × VAF
SV

PWT	=	the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV	=	value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

RiverSource Signature Variable Annuity — Prospectus    39

Example
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
•	On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.
•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:	$22,800.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $25,000 =	–1,543.21
$24,300
for a death benefit of:	$23,456.79
for a MAV death benefit of:
The 5% rising floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 x $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
$1,500 × $21,000 =	–1,657.89
$19,000
variable account floor benefit:	$19,342.11
plus the one-year fixed account value:	+5,300.00
5% rising floor (value of the GPAs, one-year fixed account and the variable account floor):	$24,642.11
The EDB death benefit, calculated as the greatest of these three values:		$24,642.11
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)
If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an

40     RiverSource Signature Variable Annuity — Prospectus

annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which income payments may begin under the contract) or the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated annuity proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our service center.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Living Benefits
Guaranteed Minimum Income Benefit Rider (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation because:
•	you must hold the GMIB for seven years;

RiverSource Signature Variable Annuity — Prospectus    41

•	the GMIB rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday;
•	you can only exercise the GMIB within 30 days after a contract anniversary;
•	the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and
•	there are additional costs associated with the rider.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.
Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.
If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.
If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see “Charges”). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date.
In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.
Investment selection under the GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Columbia Variable Portfolio — Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.
Exercising the GMIB:
•	you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
•	the annuitant on the retirement date must be between 50 and 86 years old.
•	you can only take an annuity payout under one of the following annuity payout plans:
–	Plan A – Life Annuity — no refund
–	Plan B – Life Annuity with ten years certain
–	Plan D – Joint and last survivor life annuity — no refund
•	you may change the annuitant for the payouts.
When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.
First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
P t-1 (1 + i)	= Pt
1.05

P t–1	=	prior annuity payout
P t	=	current annuity payout
i	=	annualized subaccount performance

42     RiverSource Signature Variable Annuity — Prospectus

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.
The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.
GMIB benefit base: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:
•	contract value;
•	total purchase payments minus adjusted partial withdrawals; or
•	the 6% rising floor.
•	6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:
•	the initial purchase payments allocated to the subaccounts increased by 6%;
•	plus any subsequent amounts allocated to the subaccounts; and
•	minus adjusted transfers or partial withdrawals from the subaccounts.
Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary’s variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.
Keep in mind that the 6% rising floor is limited after age 81.
We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:
•	subtract each payment adjusted for market value from the contract value.
•	subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.
For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:
PMT × CVG
ECV

PMT	=	each purchase payment made in the five years before you exercise the GMIB.
CVG	=	current contract value at the time you exercise the GMIB.
ECV	=	the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.
For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:
PMT	×	(1.06) CY

CY	=	the full number of contract years the payment has been in the contract.
Terminating the GMIB
•	You may terminate the rider within 30 days after the first rider anniversary.

RiverSource Signature Variable Annuity — Prospectus    43

•	You may terminate the rider any time after the seventh rider anniversary.
•	The rider will terminate on the date:
–	you make a full withdrawal from the contract;
–	a death benefit is payable; or
–	you choose to begin taking annuity payouts under the regular contract provisions.
•	The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.
Example
•	You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.
•	There are no additional purchase payments and no partial withdrawals.
•	Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.
•	Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract anniversary	Contract value	Purchase payments	6% rising floor	GMIB benefit base
1	$107,000	$100,000	$106,000
2	125,000	100,000	112,360
3	132,000	100,000	119,102
4	150,000	100,000	126,248
5	85,000	100,000	133,823
6	120,000	100,000	141,852
7	138,000	100,000	150,363	$150,363
8	152,000	100,000	159,388	159,388
9	139,000	100,000	168,948	168,948
10	126,000	100,000	179,085	179,085
11	138,000	100,000	189,830	189,830
12	147,000	100,000	201,220	201,220
13	215,000	100,000	213,293	215,000
14	234,000	100,000	226,090	234,000
15	240,000	100,000	239,655	240,000
NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.
If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:
Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Minimum Guaranteed Monthly Income
			Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
10	$179,085 (6% Rising Floor)	$ 872.14	$ 850.65	$ 691.27
15	240,000 (Contract Value)	1,346.40	1,286.40	1,034.40
The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:
Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
10	$126,000	$ 650.16	$ 632.52	$ 520.38

44     RiverSource Signature Variable Annuity — Prospectus

Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
15	240,000	1,416.00	1,351.20	1,096.80
In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.
8% Performance Credit Rider (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.
If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.
In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year’s purchase payments.
Investment selection under the PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio — Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.
Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year’s purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary’s target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.
Target value adjusted partial withdrawals	=	PW × TV
CV

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
TV	=	the target value on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Your benefits under the PCR are as follows:
(a)	If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

3%	×	(PP – PCRPW – PP5)

PP	=	total purchase payments.
PCRPW	=	PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.
PP5	=	purchase payments made in the prior five years.
We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.
(b)	If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

5%	x	(PP – PCRPW – PP5)

RiverSource Signature Variable Annuity — Prospectus    45

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year’s payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.
PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year’s payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.
Terminating the PCR
•	You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
•	You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
•	The PCR will terminate on the date:
–	you make a full withdrawal from the contract;
–	that a death benefit is payable; or
–	you choose to begin taking annuity payouts.
Example
•	You purchase the contract with a payment of $104,000.
•	There are no additional purchase payments and no partial withdrawals.
•	On the seventh contract anniversary, the contract value is $150,000.
•	We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
$104,000 × (1.08)7 = $104,000 × 1.71382 = $178,237.72.
Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
0.03 × $104,000 = $3,120.
After application of the PCR credit, your total contract value would be $153,120.
•	On the tenth contract anniversary, the contract value is $220,000.
•	We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
$104,000 × (1.08)10 = $104,000 × 2.158924 = $224,528.20.
Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
0.05 × $104,000 = $5,200.
After application of the PCR credit, your total contract value would be $225,200.
•	The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year’s payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for

46     RiverSource Signature Variable Annuity — Prospectus

partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.
•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.

RiverSource Signature Variable Annuity — Prospectus    47

In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges — Withdrawal charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdrawal all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.

48     RiverSource Signature Variable Annuity — Prospectus

Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Retirement Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules

RiverSource Signature Variable Annuity — Prospectus    49

apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

50     RiverSource Signature Variable Annuity — Prospectus

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

RiverSource Signature Variable Annuity — Prospectus    51

Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or

52     RiverSource Signature Variable Annuity — Prospectus

•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.50% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and

RiverSource Signature Variable Annuity — Prospectus    53

•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including withdrawal charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

54     RiverSource Signature Variable Annuity — Prospectus

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents By Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2015, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials that we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI, other information about the contract, and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

RiverSource Signature Variable Annuity — Prospectus    55

Appendix A: 8% Performance Credit Rider Adjusted Partial Withdrawal
Step One
For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):
RPA	=	Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.
RPA adjusted partial withdrawals	=	PW × RPA
CV

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
CV	=	the contract value on the date of (but prior to) the partial withdrawal.
RPA	=	the remaining premium amount on the date of (but prior to) the partial withdrawal.
Step Two
For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):
EPA	=	Total purchase payments made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.
EPA adjusted partial withdrawals	=	PW × EPA	×	EPA
		CV		RPA

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
CV	=	the contract value on the date of (but prior to) the partial withdrawal.
EPA	=	the eligible premium amount on the date of (but prior to) the partial withdrawal.
RPA	=	the remaining premium amount on the date of (but prior to) the partial withdrawal
Step Three
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.
Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).
•	You purchase the contract with a purchase payment of $100,000.
•	On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.
•	Contract values before any partial withdrawals are shown below.
•	On the third contract anniversary you make a partial withdrawal in the amount of $10,000.
•	On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.

56     RiverSource Signature Variable Annuity — Prospectus

NOTE: The shaded portion of the table indicates the five year exclusion period.
Contract Duration in Years	Total Purchase Payments	Contract Value
At Issue	$100,000	$100,000
1	100,000	110,000
2	100,000	115,000
3	100,000	120,000
4	100,000	115,000
5	100,000	120,000
6	200,000	225,000
7	200,000	230,000
8	200,000	235,000
9	200,000	230,000
10	200,000	235,000
Step one: For each withdrawal made within the current calculation period we calculate the RPA:
For the first partial withdrawal on the third contract anniversary:
RPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	RPA adjusted partial withdrawal =
	$10,000 × $100,000	= $8,333
$120,000
For the second partial withdrawal on the eighth contract anniversary:
RPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $200,000 – $8,333 = $191,667	RPA adjusted partial withdrawal =
	$10,000 × $191,667	= $8,156
$235,000
Step two: For each withdrawal made within the current calculation period, we calculate the EPA:
For the first partial withdrawal on the third contract anniversary:
EPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	EPA adjusted partial withdrawal =
	$10,000 × $100,000	×	$100,000	= $8,333
	$120,000		$100,000
For the second partial withdrawal on the eighth contract anniversary:
EPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – $8,333 = $91,667	EPA adjusted partial withdrawal =
	$10,000 × $91,667	×	$91,667	= $1,866
	$235,000		$191,667
Step three: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.
PCRPW amount = $ 8,333 + $ 1,866 = $ 10,199

RiverSource Signature Variable Annuity — Prospectus    57

Appendix B: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2015.
Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73	$0.68
Accumulation unit value at end of period	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	153	157	170	235	350	428	503	570	717	914

AB VPS Intermediate Bond Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31	$1.29
Accumulation unit value at end of period	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	199	255	350	395	395	473	473	704	888	1,058

AB VPS Large Cap Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77	$0.79
Accumulation unit value at end of period	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	275	305	318	380	710	877	1,081	1,186	1,619	1,808

Columbia Variable Portfolio – Balanced Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24	$1.98
Accumulation unit value at end of period	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	496	522	600	692	777	880	1,036	1,249	1,756	2,335

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86	$1.64
Accumulation unit value at end of period	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,313	1,652	2,086	2,533	3,074	3,447	3,843	4,871	5,898

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72	$1.46
Accumulation unit value at end of period	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	83	81	113	153	273	295	303	421	523	522

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29	$1.26
Accumulation unit value at end of period	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,496	2,750	2,860	3,784	4,615	4,417	4,753	3,976	3,923

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (8/26/1999)
Accumulation unit value at beginning of period	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30	$1.19
Accumulation unit value at end of period	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	490	560	773	971	1,146	1,400	1,627	2,018	3,017	4,475

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68	$1.63
Accumulation unit value at end of period	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	1,077	1,216	1,527	2,043	2,171	2,609	9,757	10,453	12,248	8,733

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55	$0.50
Accumulation unit value at end of period	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	329	345	364	444	158	198	308	1,533	1,159	411

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44	$1.31
Accumulation unit value at end of period	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	21	22	28	32	129	48	55	80	76	83

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19	$1.16
Accumulation unit value at end of period	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	121	124	152	163	168	270	386	453	403	471

Fidelity ® VIP Growth & Income Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11	$0.99
Accumulation unit value at end of period	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	148	183	295	395	489	588	702	889	1,172	1,351

Fidelity ® VIP Mid Cap Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02	$2.72
Accumulation unit value at end of period	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02
Number of accumulation units outstanding at end of period (000 omitted)	219	239	282	331	423	509	594	687	1,049	1,401

58     RiverSource Signature Variable Annuity — Prospectus

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity ® VIP Overseas Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29	$1.11
Accumulation unit value at end of period	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	41	48	87	136	139	162	197	237	372	482

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11	$2.61
Accumulation unit value at end of period	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11
Number of accumulation units outstanding at end of period (000 omitted)	123	138	187	211	253	310	433	475	605	706

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87	$1.60
Accumulation unit value at end of period	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	1,259	1,538	1,777	2,135	2,449	3,186	4,141	5,501	9,245	10,913

FTVIPT Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66	$1.39
Accumulation unit value at end of period	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	209	230	286	330	396	517	595	936	1,425	1,562

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94	$0.88
Accumulation unit value at end of period	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	54	55	55	59	61	105	118	125	212	341

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35	$1.12
Accumulation unit value at end of period	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	8	37	40	80	83	135

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13	$1.02
Accumulation unit value at end of period	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	111	128	138	160	244	348	522	746	1,109	1,487

Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	341	415	457	—	—	—	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45	$1.26
Accumulation unit value at end of period	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,645	1,856	2,171	2,494	2,967	3,385	4,142	5,535	7,315

Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	118	146	153	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58	$0.52
Accumulation unit value at end of period	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	236	231	270	318	356	418	516	647	914	1,189

Janus Aspen Series Global Technology Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41	$0.39
Accumulation unit value at end of period	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	51	56	60	79	179	240	270	246	411	658

Janus Aspen Series Janus Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65	$0.60
Accumulation unit value at end of period	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	316	344	478	694	869	962	12,886	12,008	9,966	1,523

Janus Aspen Series Overseas Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29	$0.89
Accumulation unit value at end of period	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	161	181	209	242	283	339	397	530	721	1,086

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	$1.00	—	—	—
Accumulation unit value at end of period	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	71	95	114	168	188	204	—	—	—

RiverSource Signature Variable Annuity — Prospectus    59

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Lazard Retirement International Equity Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19	$0.99
Accumulation unit value at end of period	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	28	29	29	29	31	42	63	160	148

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19	$1.03
Accumulation unit value at end of period	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	8	8	8	9	9	14	14	94	97

LVIP Baron Growth Opportunities Fund – Service Class (9/22/1999)
Accumulation unit value at beginning of period	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97	$1.73
Accumulation unit value at end of period	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	171	179	184	178	185	196	204	222	288	374

MFS ® New Discovery Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44	$1.29
Accumulation unit value at end of period	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	236	256	284	324	374	436	512	578	690	956

MFS ® Research Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02	$0.94
Accumulation unit value at end of period	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	210	226	243	230	320	388	445	586	680	888

MFS ® Utilities Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85	$1.43
Accumulation unit value at end of period	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	438	517	577	652	680	798	879	996	1,393	1,751

Putnam VT Growth and Income Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51	$1.32
Accumulation unit value at end of period	$1.80	$1.98	$1.81	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	427	525	599	708	812	1,063	1,414	1,861	2,565	3,460

Putnam VT International Equity Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53	$1.21
Accumulation unit value at end of period	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	527	565	636	714	947	1,199	1,363	1,487	1,885	2,110

Putnam VT International Growth Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18	$0.95
Accumulation unit value at end of period	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	37	42	41	53	86	115	163	210	274	347

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20	$2.68
Accumulation unit value at end of period	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20
Number of accumulation units outstanding at end of period (000 omitted)	55	71	93	101	105	138	151	204	286	398

Royce Capital Fund – Small-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92	$2.57
Accumulation unit value at end of period	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92
Number of accumulation units outstanding at end of period (000 omitted)	79	92	109	129	150	179	214	239	356	450

Third Avenue Value Portfolio (5/2/2000)
Accumulation unit value at beginning of period	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72	$2.39
Accumulation unit value at end of period	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72
Number of accumulation units outstanding at end of period (000 omitted)	63	69	75	83	90	90	129	203	332	481

Wanger International (9/22/1999)
Accumulation unit value at beginning of period	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17	$1.60
Accumulation unit value at end of period	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	125	129	163	183	199	215	1,491	2,249	1,387	742

Wanger USA (9/22/1999)
Accumulation unit value at beginning of period	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81	$1.70
Accumulation unit value at end of period	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	182	217	340	541	659	787	2,050	2,146	1,967	1,384

60     RiverSource Signature Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Independent Registered Public Accounting Firm	p. 4
Condensed Financial Information (Unaudited)	p. 5
Financial Statements

RiverSource Signature Variable Annuity — Prospectus    61

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2016 RiverSource Life Insurance Company. All rights reserved.
43444 CA (5/16)

Prospectus
May 1, 2016
RiverSource®
Signature Select Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus describes two versions of the contracts: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The information in this prospectus applies to both contracts unless stated otherwise.
This prospectus contains information that you should know before investing. Prospectuses are also available for:
AB Variable Products Series Fund, Inc. (Class B)
American Century˛ Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity Variable Insurance Products Service Class 2
Franklin Templeton˛ Variable Insurance Products Trust (FTVIPT) – Class 2
Goldman Sachs Variable Insurance Trust (VIT) Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
Legg Mason Partners Variable Equity Trust
MFS Variable Insurance TrustSM – Service Class
Morgan Stanley Universal Institutional Funds (UIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust – Class IB Shares
Wanger Advisors Trust
Some funds may not be available under your contract. Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance,

RiverSource Signature Select Variable Annuity — Prospectus    1

time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

2     RiverSource Signature Select Variable Annuity — Prospectus

RiverSource Signature Select Variable Annuity — Prospectus    3

4     RiverSource Signature Select Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior of the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan (referred to as “Retirement date” in the Original Contract). Throughout this prospectus when we use the term “Annuitization start date,” it includes the term “Retirement date.”
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s death (Current Contract), or owner’s or annuitant’s death (Original Contract) while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant (Current Contract): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our service center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or revocable trust, the annuitant will

RiverSource Signature Select Variable Annuity — Prospectus    5

be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only plans under Section 401(a) of the Code
•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract (referred to as “Withdrawal value” in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our service center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our service center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as “Surrender value” in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

6     RiverSource Signature Select Variable Annuity — Prospectus

The Contract in Brief
This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The primary differences are disclosed in the following sections: “Key Terms”, “Expense Summary,” “Buying Your Contract”, “Benefits in Case of Death”, and “Optional Benefits.” The information in this prospectus applies to both contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	for the Current Contract:
–	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “The Fixed Account –The Regular Fixed Account”).
–	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are

RiverSource Signature Select Variable Annuity — Prospectus    7

restrictions on how long contract value can remain in this account. (See “The Fixed Account – The Special DCA Fixed Account”).
•	for the Original Contract:
–	one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ ).
–	DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See “The Fixed Account – DCA Fixed Account”).
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty that may apply if you make surrenders prior to your reaching age 59½) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See “Surrenders”).
Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Optional living benefits include: different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term “SecureSource series” includes: the SecureSource Stages 2 riders, the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.
If you selected an optional living benefit, we restrict investment options available to you which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see “Optional Benefits — Optional Living Benefits”. Optional benefits vary by state and may have eligibility requirements.
We offered the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.
Benefits in case of death: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See “Benefits in Case of Death”).
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current Contract)

8     RiverSource Signature Select Variable Annuity — Prospectus

and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See “The Annuity Payout Period”).

RiverSource Signature Select Variable Annuity — Prospectus    9

Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a surrender from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a surrender from the contract. State premium taxes also may be deducted.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Contract Owner Transaction Expenses
Surrender charge
(Contingent deferred sales charge as a percentage of purchase payments surrendered)
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment
0	7%
1	7
2	6
3	6
4	5
5	4
6	2
Thereafter	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Surrender charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual contract administrative charge	Maximum: $50	Current: $40
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Contract administrative charge at full surrender	Maximum: $50	Current: $40
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.

10     RiverSource Signature Select Variable Annuity — Prospectus

	Mortality and expense risk fee	Variable account administrative charge	Total variable account expense
CV Death Benefit*	1.30%	0.15%	1.45%
ROPP Death Benefit	1.30	0.15	1.45
MAV Death Benefit	1.55	0.15	1.70
5% Accumulation Death Benefit	1.70	0.15	1.85
Enhanced Death Benefit	1.75	0.15	1.90
*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.
Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.
Benefit Protector® Death Benefit rider fee	0.25%
Benefit Protector® Plus Death Benefit rider fee	0.40%
(As a percentage of the contract value charge annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. The fees apply only if you have selected one of these benefits. Investment allocation restrictions apply.
SecureSource Stages 2SM– Single life rider fee	Maximum: 1.75%	Current: 0.95%
SecureSource Stages 2SM– Joint life rider fee	Maximum: 2.25%	Current: 1.15%
(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)
Accumulation Protector Benefit® rider fee

For applications signed:	Maximum annual rider fee	Initial annual rider fee
May 3, 2010 – July 18, 2010	1.75%	0.95%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%
Oct. 4, 2010 through Dec. 31, 2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current rider fees for elective step up or elective spousal continuation step up are shown in the table below.
		If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
May 3, 2010 – July 18, 2010	1.75%	0.95%	1.75%	1.60%	1.30%	1.00%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%	1.75%	1.60%	1.30%	1.00%
Oct. 4, 2010 through Dec. 31, 2010	1.75%	1.50%	1.75%	1.60%	1.30%	1.00%

SecureSource ® Stages– Single life rider fee	Maximum: 2.00%	Current: 1.10%
SecureSource ® Stages– Joint life rider fee	Maximum: 2.50%	Current: 1.35%
(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

RiverSource Signature Select Variable Annuity — Prospectus    11

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Contract Owner Transaction Expenses
Surrender charge
(Contingent deferred sales charge as a percentage of purchase payments surrendered)
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment
0	7%
1	7
2	6
3	6
4	5
5	4
6	2
Thereafter	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Surrender charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual contract administrative charge and at full surrender	$40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender.)
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.
	Mortality and expense risk fee	Variable account administrative charge	Total variable account expense
ROP Death Benefit	1.30%	0.15%	1.45%
MAV Death Benefit	1.50	0.15	1.65
5% Accumulation Death Benefit	1.65	0.15	1.80
Enhanced Death Benefit	1.70	0.15	1.85

12     RiverSource Signature Select Variable Annuity — Prospectus

Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.
Benefit Protector® Death Benefit rider fee	0.25%
Benefit Protector® Plus Death Benefit rider fee	0.40%
(As a percentage of the contract value charge annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. The fees apply only if you have selected one of these benefits. Investment allocation restrictions apply.
Accumulation Protector Benefit® rider fee

For applications signed:	Maximum annual rider fee	Initial annual rider fee
prior to Jan. 26, 2009	1.75%	0.55%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current rider fees for elective step up or elective spousal continuation step up are shown in the table below.
		If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Current annual rider fee for elective step-ups before 4/29/2013	Current annual rider fee for elective step-ups on or after 4/29/2013, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.30%	1.00%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.30%	1.00%

SecureSource ® 20– Single life rider fee	Maximum: 2.00%	Current: 1.25%
SecureSource ® 20– Joint life rider fee	Maximum: 2.50%	Current: 1.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
SecureSource ® rider fees

Application signed date	Maximum annual rider fee	Initial annual rider fee(1)
5/1/2007 – 5/31/2008, Single Life	1.50%	0.65%
5/1/2007 – 5/31/2008, Joint Life	1.75%	0.85%
6/1/2008 – 1/25/2009, Single Life	1.50%	0.75%
6/1/2008 – 1/25/2009, Joint Life	1.75%	0.95%
1/26/2009 and later, Single Life	2.00%	1.10%
1/26/2009 and later, Joint Life	2.50%	1.40%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

RiverSource Signature Select Variable Annuity — Prospectus    13

(1)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up, or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Application signed date		Portfolio Navigator Funds
	All Portfolio Stabilizer funds	Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%
5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%
6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%
6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%
1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%
1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%

Guarantor Withdrawal Benefit for Life® rider fee	Maximum: 1.50%	Initial: 0.65%(2)
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
(2)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13
Portfolio Stabilizer funds	0.65%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.95%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.10%

Guarantor Withdrawal Benefit rider fee	Maximum: 1.50%	Initial: 0.55%(3)
(As a percentage of contract value charged annually on the contract anniversary.)
(3)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13
Portfolio Stabilizer funds	0.55%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.85%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.00%

Income Assurer Benefit®– MAV rider fee	Maximum: 1.50%	Current: 0.30%(4)
Income Assurer Benefit®– 5% Accumulation Benefit Base rider fee	Maximum: 1.75%	Current: 0.60%(4)
Income Assurer Benefit®– Greater of MAV or 5% Accumulation Benefit Base rider fee	Maximum: 2.00%	Current: 0.65%(4)
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)
(4)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit – 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.

14     RiverSource Signature Select Variable Annuity — Prospectus

Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Minimum and maximum annual operating expenses for the funds
(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.46	1.64
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Total annual operating expenses for each fund*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	0.55	0.25	0.15	—	0.95	—	0.95
AB VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.26	—	1.26	—	1.26
AB VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85	—	0.85
AB VPS International Value Portfolio (Class B)	0.75	0.25	0.10	—	1.10	—	1.10
American Century VP Inflation Protection, Class II	0.46	0.25	0.01	—	0.72	—	0.72
American Century VP International, Class II	1.21	0.25	0.02	—	1.48	0.31	1.17 (1)
American Century VP Mid Cap Value, Class II	0.90	0.25	0.01	—	1.16	0.12	1.04 (2)
American Century VP Ultra®, Class II	0.90	0.25	0.01	—	1.16	0.15	1.01 (3)
American Century VP Value, Class II	0.87	0.25	—	—	1.12	0.18	0.94 (4)
ClearBridge Variable Small Cap Growth Portfolio – Class I	0.75	—	0.07	—	0.82	—	0.82
Columbia Variable Portfolio – Disciplined Core Fund (Class 3)***	0.65	0.13	0.08	—	0.86	—	0.86
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.63	0.13	0.09	—	0.85	—	0.85
Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.18	0.13	0.18	—	1.49	—	1.49 (5)(6)
Columbia Variable Portfolio – Government Money Market Fund (Class 3)***	0.39	0.13	0.10	—	0.62	0.04	0.58 (7)
Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.65	0.13	0.12	—	0.90	0.01	0.89 (8)
Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.65	0.13	0.08	—	0.86	—	0.86
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)	0.47	0.13	0.07	—	0.67	—	0.67
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.08	—	0.92	0.03	0.89 (5)(8)
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)	0.20	0.13	0.13	—	0.46	—	0.46

RiverSource Signature Select Variable Annuity — Prospectus    15

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.23	0.25	0.08	0.45	1.01	—	1.01
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.23	0.25	0.04	0.50	1.02	—	1.02
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.03	0.58	1.06	—	1.06
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.20	0.25	0.02	0.54	1.01	—	1.01
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)	0.82	0.13	0.13	—	1.08	0.19	0.89 (8)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)	0.82	0.13	0.11	—	1.06	—	1.06
Columbia Variable Portfolio – Select International Equity Fund (Class 3)	0.87	0.13	0.13	—	1.13	0.10	1.03 (5)(9)
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.74	0.13	0.07	—	0.94	—	0.94
Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	0.87	0.25	0.11	—	1.23	0.05	1.18 (10)
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.42	0.13	0.08	—	0.63	—	0.63
Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.34	—	1.09	0.04	1.05 (11)
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares	0.75	0.25	0.10	—	1.10	—	1.10
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares	0.75	0.25	0.08	—	1.08	—	1.08
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares	0.75	0.25	0.05	—	1.05	—	1.05
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	0.75	0.25	0.39	—	1.39	—	1.39
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares	1.00	0.25	0.38	—	1.63	0.52	1.11 (12)
Eaton Vance VT Floating-Rate Income Fund	0.58	0.25	0.35	—	1.18	—	1.18
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Growth Portfolio Service Class 2	0.55	0.25	0.09	—	0.89	—	0.89
Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2	0.31	0.25	0.11	—	0.67	—	0.67
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Overseas Portfolio Service Class 2	0.67	0.25	0.13	—	1.05	—	1.05
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.01	—	0.71	—	0.71
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Franklin Rising Dividends VIP Fund – Class 2	0.61	0.25	0.02	—	0.88	—	0.88
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2	0.77	0.25	0.04	—	1.06	—	1.06
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.06	—	0.77	—	0.77

16     RiverSource Signature Select Variable Annuity — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
FTVIPT Templeton Growth VIP Fund – Class 2	0.77	0.25	0.03	—	1.05	—	1.05
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	0.03	0.84 (13)
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares	0.62	—	0.09	—	0.71	0.07	0.64 (14)
Invesco V.I. American Franchise Fund, Series II Shares	0.67	0.25	0.29	—	1.21	—	1.21
Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.27	—	1.08	0.05	1.03 (15)
Invesco V.I. Global Health Care Fund, Series II Shares	0.75	0.25	0.32	0.01	1.33	0.01	1.32 (16)
Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	0.01	1.27	0.01	1.26 (16)
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares	0.73	0.25	0.30	0.02	1.30	0.02	1.28 (16)
Invesco V.I. Mid Cap Growth Fund, Series II Shares	0.75	0.25	0.32	—	1.32	—	1.32
Invesco V.I. Value Opportunities Fund, Series II Shares	0.70	0.25	0.34	—	1.29	—	1.29
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class	0.75	0.25	0.04	—	1.04	—	1.04
MFS ® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21	0.02	1.19 (17)
MFS ® Total Return Series – Service Class	0.66	0.25	0.04	—	0.95	0.05	0.90 (18)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.25	0.54	—	1.64	0.24	1.40 (19)
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (20)
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares	0.80	0.25	0.27	—	1.32	0.07	1.25 (19)
Oppenheimer Capital Appreciation Fund/VA, Service Shares	0.69	0.25	0.12	—	1.06	0.01	1.05 (21)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.59	0.25	0.15	0.03	1.02	0.03	0.99 (22)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.12	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.83	1.51	0.16	1.35 (23)
Putnam VT Global Health Care Fund – Class IB Shares	0.62	0.25	0.13	—	1.00	—	1.00
Putnam VT International Equity Fund – Class IB Shares	0.69	0.25	0.15	—	1.09	—	1.09
Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.55	0.25	0.11	—	0.91	—	0.91
Putnam VT Small Cap Value Fund – Class IB Shares	0.62	0.25	0.14	0.26	1.27	—	1.27
Variable Portfolio – Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.78	1.07	—	1.07 (24)(25)
Variable Portfolio – Aggressive Portfolio (Class 4)	0.03	0.25	0.01	0.78	1.07	—	1.07 (24)(25)

RiverSource Signature Select Variable Annuity — Prospectus    17

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.51	0.13	0.13	—	0.77	—	0.77 (5)(6)
Variable Portfolio – Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.59	0.88	—	0.88 (24)(25)
Variable Portfolio – Conservative Portfolio (Class 4)	0.03	0.25	0.01	0.59	0.88	—	0.88 (24)(25)
Variable Portfolio – Loomis Sayles Growth Fund (Class 1)	0.67	—	0.07	—	0.74	—	0.74 (5)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)***	0.70	0.13	0.07	0.03	0.93	—	0.93 (26)
Variable Portfolio – Moderate Portfolio (Class 2)	0.03	0.25	0.01	0.70	0.99	—	0.99 (24)(25)
Variable Portfolio – Moderate Portfolio (Class 4)	0.03	0.25	0.01	0.70	0.99	—	0.99 (24)(25)
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.74	1.03	—	1.03 (24)(25)
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	0.03	0.25	0.01	0.74	1.03	—	1.03 (24)(25)
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.64	0.93	—	0.93 (24)(25)
Variable Portfolio – Moderately Conservative Portfolio (Class 4)	0.03	0.25	0.01	0.64	0.93	—	0.93 (24)(25)
Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.99	0.13	0.08	—	1.20	0.14	1.06 (27)
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)***	0.83	0.13	0.08	—	1.04	0.06	0.98 (28)
Wanger International	0.92	—	0.19	—	1.11	—	1.11
Wanger USA	0.86	—	0.14	0.01	1.01	—	1.01
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.
(1)	Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(2)	Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(3)	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(4)	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(5)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(6)	Management fee rate has been restated to reflect current fees based on current asset levels.
(7)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575%.
(8)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.885%.
(9)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.025%.

18     RiverSource Signature Select Variable Annuity — Prospectus

(10)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18%.
(11)	Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through May 1, 2017. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before May 1, 2017.
(12)	Dreyfus has agreed until May 1, 2017 to waive a portion of the fund’s management fee in the amount of .30% and to waive receipt of its fees and/or assume the direct expenses of the Fund so that the expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .86%.
(13)	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.054% of the Fund’s average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(14)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(15)	Invesco has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. The fee waiver agreement cannot be terminated during its term.
(16)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(17)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.19% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.
(18)	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.
(19)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.25% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(20)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(21)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(22)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(23)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

RiverSource Signature Select Variable Annuity — Prospectus    19

(24)	Other expenses for Class 2 and Class 4 shares have been restated to reflect current transfer agency fees paid by the Fund. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(25)	Management fees have been restated to reflect current management fee rates, which reflects a shareholder-approved fee change.
(26)	Management fees have been restated to reflect current management fee rates.
(27)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.055%.
(28)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.975%.
Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource Stages 2 – Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,248	$2,423	$3,543	$6,551	$618	$1,882	$3,181	$6,551
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$884	$1,309	$1,632	$2,610	$236	$723	$1,232	$2,610
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource – Joint Life rider or SecureSource 20 – Joint Life rider and the Benefit Protector Plus Death Benefit(2),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,245	$2,426	$3,546	$6,332	$615	$1,885	$3,184	$6,332

20     RiverSource Signature Select Variable Annuity — Prospectus

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$884	$1,309	$1,632	$2,610	$236	$723	$1,232	$2,610
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $40.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource Signature Select Variable Annuity — Prospectus    21

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix Q.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

22     RiverSource Signature Select Variable Annuity — Prospectus

than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

RiverSource Signature Select Variable Annuity — Prospectus    23

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.

24     RiverSource Signature Select Variable Annuity — Prospectus

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
Unless the PN program is in effect or you have selected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
AB VPS Balanced Wealth Strategy Portfolio (Class B)	N	Y	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century VP Inflation Protection, Class II	N	Y	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International, Class II	N	Y	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Mid Cap Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra®, Class II	Y	Y	Seeks capital growth.	American Century Investment Management, Inc.

RiverSource Signature Select Variable Annuity — Prospectus    25

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
American Century VP Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
ClearBridge Variable Small Cap Growth Portfolio - Class I	Y	Y	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, adviser; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the Fund's cash and short term investments.)
Columbia Variable Portfolio - Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 3))	Y	Y	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Y	Y	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Y	Y	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio - Cash Management Fund (Class 3))	Y	Y	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Y	Y	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Y	Y	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Y	Y	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Y	Y	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

26     RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3)	N	Y	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 3)	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select International Equity Fund (Class 3)	Y	Y	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)	N	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Y	Y	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

RiverSource Signature Select Variable Annuity — Prospectus    27

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Credit Suisse Trust - Commodity Return Strategy Portfolio	Y	Y	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Asset Management, LLC
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares	N	Y	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index.	The Dreyfus Corporation
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares	N	Y	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares	N	Y	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation, adviser; Fayez Sarofim & Co., sub-adviser.
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	Y	Y	Seeks capital growth.	The Dreyfus Corporation, adviser; Newton Capital Management Limited, sub-adviser
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares	Y	Y	Seeks long-term capital growth.	The Dreyfus Corporation
Eaton Vance VT Floating-Rate Income Fund	Y	Y	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Y	Y	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth Portfolio Service Class 2	N	Y	Seeks to achieve capital appreciation. Normally invests primarily in common stocks. Invests in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks). The Fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

28     RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2	Y	Y	Seeks as high level of current income as is consistent with the preservation of capital. Normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Income VIP Fund - Class 2	Y	Y	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	N	Y	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Rising Dividends VIP Fund - Class 2	N	Y	Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies that have paid rising dividends.	Franklin Advisory Services, LLC

RiverSource Signature Select Variable Annuity — Prospectus    29

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Small-Mid Cap Growth VIP Fund - Class 2	N	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
FTVIPT Templeton Global Bond VIP Fund - Class 2	Y	Y	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
FTVIPT Templeton Growth VIP Fund - Class 2	Y	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Y	Y	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Y	Y	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund, Series II Shares	Y	Y	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.

30     RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Invesco V.I. Value Opportunities Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Aspen Series Janus Portfolio: Service Shares	Y	Y	Seeks long-term growth of capital.	Janus Capital Management LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	N	Y	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	N	Y	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Total Return Series - Service Class	Y	Y	Seeks total return.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Y	Y	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Y	Y	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Y	Y	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares	N	Y	Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley Investment Management Inc.
Oppenheimer Capital Appreciation Fund/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Fund/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Y	Y	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Y	Y	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

RiverSource Signature Select Variable Annuity — Prospectus    31

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Putnam VT Global Health Care Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Putnam VT International Equity Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Putnam VT Multi-Cap Growth Fund - Class IB Shares	N	Y	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager.
Putnam VT Small Cap Value Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager.
Variable Portfolio - Aggressive Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Aggressive Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 3)	Y	Y	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Loomis Sayles Growth Fund (Class 1)	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio - Sit Dividend Growth Fund (Class 3))	Y	Y	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC

32     RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderate Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc.*, River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.

*Effective on or about June 21, 2016, Donald Smith & Co., Inc. will no longer serve as the subadviser to the Fund.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio - Victory Established Value Fund (Class 3))	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Wanger International	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

RiverSource Signature Select Variable Annuity — Prospectus    33

The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
(Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.)
These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer

34     RiverSource Signature Select Variable Annuity — Prospectus

provisions). If we do not receive any instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
For the Current Contract, the 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;
•	amounts transferred automatically under the PN program; and
•	amounts deducted for fees and charges.
•	Amounts we pay as death claims will not be reduced by any MVA.
For the Original Contract, the 30-day rule does not apply and no MVA will apply to:
•	transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;
•	automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;
•	amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;
•	amounts deducted for fees and charges; or
•	amounts we pay as death claims.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For examples, see Appendix A.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life’s annuities, product design, competition, and RiverSource Life’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance

RiverSource Signature Select Variable Annuity — Prospectus    35

and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
The Regular Fixed Account
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Making the Most of Your Contract — Transfer policies”).
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts or investment option you select under your living benefit rider monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program investment option you selected, if applicable, includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program investment option you have selected.)
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer or Portfolio Navigator fund if you have one of the optional living benefit riders;

36     RiverSource Signature Select Variable Annuity — Prospectus

•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.
If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the Portfolio Stabilizer or Portfolio Navigator fund in which you are invested if a living benefit rider is selected, or if no living benefit rider is selected, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
The One-Year Fixed Account
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see “Making the Most of Your Contract — Transfer policies”).
DCA Fixed Account
(Applies to contracts with applications signed on or after May 1, 2006 and if available in your state)
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.
You may allocate your entire purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.
In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.
The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year

RiverSource Signature Select Variable Annuity — Prospectus    37

fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:
•	for the DCA fixed account and the one-year fixed account;
•	for the DCA fixed accounts with terms of differing length;
•	for amounts in the DCA fixed account that are transferred to the one-year fixed account;
•	for amounts in the DCA fixed account that are transferred to the GPAs;
•	for amounts in the DCA fixed account that are transferred to the subaccounts.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the DCA fixed account for a six month term;
•	the DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.
If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:
•	to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;
•	to the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.
If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.
If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.
If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal

38     RiverSource Signature Select Variable Annuity — Prospectus

situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you could have selected:
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
•	GPAs, the regular fixed account (if included), the Special DCA fixed account and/or subaccounts in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the optional PN program(1); and
•	one of the following optional death benefits:
–	MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefits:
–	Benefit Protector Death Benefit rider(2); or
–	Benefit Protector Plus Death Benefit rider(2).
In addition, you could have also selected one of the following optional living benefits:
•	SecureSource Stages 2 riders;
•	SecureSource Stages riders;
•	Accumulation Protector Benefit rider
The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
•	GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the optional PN program(1); and
•	one of the following optional death benefits:
–	MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefits:
–	Benefit Protector Death Benefit rider(2); or
–	Benefit Protector Plus Death Benefit rider(2).
In addition, if available in your state, could have also selected one of the following optional living benefits:
•	SecureSource 20 riders;
•	SecureSource riders;
•	Accumulation Protector Benefit rider;
•	Guarantor Withdrawal Benefit for Life rider;
•	Guarantor Withdrawal Benefit rider;

RiverSource Signature Select Variable Annuity — Prospectus    39

•	Income Assurer Benefit – MAV rider;
•	Income Assurer Benefit – 5% Accumulation Benefit Base rider; or
•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base rider.
(1)	There is no additional charge for this feature.
(2)	Not available with 5% Accumulation or Enhanced Death Benefit.
The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.
For both the Current Contract and the Original Contract:
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our service center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our service center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
The Annuitization Start Date
For both the Current Contract and the Original Contract:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all annuitization start dates are now automatically set to the maximum age of 95 now in effect. You can also change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.

40     RiverSource Signature Select Variable Annuity — Prospectus

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Please see ”SecureSource Stages 2/SecureSource Stages/SecureSource 20 — Other Provisions" section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series  – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payment
10,000
Minimum additional purchase payments
$50 for SIPs
$100 for all other payment types
Maximum total purchase payments (without our approval)
•	Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Maximum total purchase payments* based on your age on the effective date of the payment:
For the first year and total: through age 85	$1,000,000
age 86 or older	$0

For each subsequent year: through age 85	$100,000
age 86 or older	$0
•	Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Maximum total purchase payments*
$1,000,000
Additional purchase payment restrictions for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders.
Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.
For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.

RiverSource Signature Select Variable Annuity — Prospectus    41

For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments.
Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders
Effective Feb. 27, 2012, no additional purchase payments are allowed for contracts with SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders subject to certain exceptions listed below.
Certain exceptions apply and the following additional purchase payments will be allowed on or after Feb. 27, 2012:
a.	Current tax year contributions for TSAs and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the IRS.
b.	Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSAs and 401(a)s. This annual limit applies to IRAs, Roth IRAs and SEP plans.
We reserve the right to change these current rules any time, subject to state restrictions.
The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under “Optional Living Benefits — SecureSource Stages 2 Riders, SecureSource Stages Riders and SecureSource 20 Riders.”)
Additional purchase payment restrictions for the Accumulation Protector Benefit rider
Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.
For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.
Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.
*	These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

42     RiverSource Signature Select Variable Annuity — Prospectus

Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.
Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Mortality and expense risk fee
CV Death Benefit*	1.30%
ROPP Death Benefit	1.30
MAV Death Benefit	1.55
5% Accumulation Death Benefit	1.70
Enhanced Death Benefit	1.75
*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Mortality and expense risk fee
ROP Death Benefit	1.30%
MAV Death Benefit	1.50
5% Accumulation Death Benefit	1.65
Enhanced Death Benefit	1.70
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

RiverSource Signature Select Variable Annuity — Prospectus    43

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment. (See “Expense Summary.”)
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:
Current Contract without SecureSource Stages rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Original Contract without SecureSource 20 rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider or Guarantor Withdrawal Benefit rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or
•	current contract earnings.
Current Contract with SecureSource Stages rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Original Contract with SecureSource 20 rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;
•	current contract earnings; or

44     RiverSource Signature Select Variable Annuity — Prospectus

•	the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).
Original Contract with Guarantor Withdrawal Benefit rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Benefit Payment.
(1)	We consider your initial purchase payment to be the prior contract anniversary’s contract value during the first contract year.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
Example: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (The surrender charge percentages for the 7-Year surrender charge schedule are shown in a table in the “Expense Summary”.) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.
For an example, see Appendix B.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);
•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge. )
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refunded to you during the free look period; and
•	death benefits.

RiverSource Signature Select Variable Annuity — Prospectus    45

Current Contract:
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Original Contract:
Contingent events
•	Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.
•	Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Both Contracts:
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Surrender charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a surrender and surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you surrendered, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced to zero.

46     RiverSource Signature Select Variable Annuity — Prospectus

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefits Charges
Accumulation Protector Benefit Rider Fee
We deduct an annual charge from your contract value on your contract anniversary for this optional benefit only if you select it. The charge is percentage of the greater of your contract value or the minimum contract accumulation value. See tables below for the applicable percentage. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.
We may change the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step-up or elective spousal continuation step-up after we have exercised our rights to increase the rider fee; or
(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
We exercised our right to increase the rider fee upon elective step-up or elective spousal continuation step-up and vary the fee depending on whether your contract value is invested in one of the Portfolio Navigator or Portfolio Stabilizer funds at the time of the elective step-up or spousal continuation step-up. You will pay the fee that is in effect on the valuation date we receive your written request to step-up. Currently, we waive our right to increase the fee for investment option changes. There is no assurance that we will not exercise our right in the future.
If you request an elective step-up or the elective spousal continuation step-up, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.
Current Contract:
			If invested in Portfolio Navigator fund at the time of step-up:		If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
May 3, 2010 – July 18, 2010	1.75%	0.95%	1.75%	1.60%	1.30%	1.00%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%	1.75%	1.60%	1.30%	1.00%
Oct. 4, 2010 through Dec. 31, 2010	1.75%	1.50%	1.75%	1.60%	1.30%	1.00%

RiverSource Signature Select Variable Annuity — Prospectus    47

Original Contract:
			If invested in Portfolio Navigator fund at the time of step-up:		If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/2013	Current annual rider fee for elective step-ups on or after 4/29/2013, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.30%	1.00%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.30%	1.00%
If your annual rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
Subject to the terms of your contract, we reserve the right to further increase the rider fees to the maximum limit provided by your rider and to vary the rider fees based on the fund you select.
The automatic step-up option available under your rider will not impact your rider fee.
Please see the “Optional Living Benefits — Accumulation Protector Benefit Rider” section for a full description and rules applicable to elective and automatic step-up options under your rider.
The charge does not apply after the annuitization start date.
SecureSource Stages 2 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual charges are:
•	SecureSource Stages 2 — Single Life rider, 0.95%
•	SecureSource Stages 2 — Joint Life rider, 1.15%
The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 — Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

48     RiverSource Signature Select Variable Annuity — Prospectus

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.
If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The fee does not apply after the annuitization start date.
SecureSource Rider Fee
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:
Application signed date	Maximum annual rider fee	Initial annual rider fee
5/1/2007 – 5/31/2008, Single Life	1.50%	0.65%
5/1/2007 – 5/31/2008, Joint Life	1.75%	0.85%
6/1/2008 – 1/25/2009, Single Life	1.50%	0.75%
6/1/2008 – 1/25/2009, Joint Life	1.75%	0.95%
1/26/2009 and later, Single Life	2.00%	1.10%
1/26/2009 and later, Joint Life	2.50%	1.40%
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.
We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, the rider fee will not exceed the maximum fees as shown in the table above.
We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.

RiverSource Signature Select Variable Annuity — Prospectus    49

If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
		Portfolio Navigator funds
Application signed date	All Portfolio Stabilizer funds	Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%
5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%
6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%
6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%
1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%
1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%
On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up. You will not lock in contract gains, but your rider fee will stay the same.
During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election (if eligible). You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The Step up and new fee will be effective on the date we receive your request for the step up (Step up date).
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

50     RiverSource Signature Select Variable Annuity — Prospectus

Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix M.
SecureSource Stages Rider Fee
We deduct a charge for this optional feature only if you select it as follows:
•	SecureSource Stages – Single Life rider, 1.10%
•	SecureSource Stages – Joint Life rider, 1.35%
The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Stages rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource Stages – Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages – Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,
(ii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,
(iii)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(iv)	the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment option and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.

RiverSource Signature Select Variable Annuity — Prospectus    51

If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
SecureSource 20 Rider Fee
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:
•	SecureSource 20 – Single Life rider, 1.25%;
•	SecureSource 20 – Joint Life rider, 1.55%.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.
Currently the SecureSource 20 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource 20 – Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 – Joint Life rider fee will not exceed a maximum charge of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and
(iv)	the ability to change your PN program investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program model portfolios or investment options.
(B)	You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment options and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program model portfolios or investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive PN program investment option. Also, this type of fee increase does not allow you to terminate the rider.
If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.

52     RiverSource Signature Select Variable Annuity — Prospectus

Guarantor Withdrawal Benefit for Life Rider Fee(1)
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The initial fee is 0.65%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.
The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum fee of 1.50%.
We may increase the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
Fund name	Maximum annual rider fee	Current annual rider fee as of 12/18/13
Portfolio Stabilizer funds	1.50%	0.65%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	1.50%	0.95%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.50%	1.10%
On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.
During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
The step up and lock in of any contract gains will occur as of the date of the transfer described above.
(1)	See disclosure in Appendix I.

RiverSource Signature Select Variable Annuity — Prospectus    53

Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The step up and new fee will be effective on the date we receive your request for the step up (Step up date).
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.
Guarantor Withdrawal Benefit Rider Fee(1)
This fee information applies to both Rider A and Rider B unless otherwise noted.
We deduct an annual charge based on contract value for this optional feature only if you select it. The initial fee is 0.55%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.
The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.
We may increase the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(1)	See disclosure in Appendix J.

54     RiverSource Signature Select Variable Annuity — Prospectus

(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested.
Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
Fund name	Maximum annual rider fee	Current annual rider fee as of 12/18/13
Portfolio Stabilizer funds	1.50%	0.55%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	1.50%	0.85%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.50%	1.00%
On your next contract anniversary after, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.
For the enhanced rider, if during the 30 days following your contract anniversary, your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
For original riders, you must always elect to step up your rider values. The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. For original riders or enhanced riders subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. For enhanced riders and original riders with an application signed date on or after 4/29/2005, if approved in your state, the step up and new fee will be effective on the date we receive your request for the step up (Step up date). For original riders with an application signed date before 4/29/2005, the step up will be effective as of your contract anniversary and the fee for your rider will be the fee that was in effect for your current fund on the anniversary.
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;

RiverSource Signature Select Variable Annuity — Prospectus    55

2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Under the enhanced rider, each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the annual or spousal continuation elective step up or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the effective date of your step up or investment option change. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.
Income Assurer Benefit Rider Fee
We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see “Optional Benefits — Income Assurer Benefit Riders”) and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:
	Maximum	Current
Income Assurer Benefit – MAV	1.50%	0.30% (1)
Income Assurer Benefit – 5% Accumulation Benefit Base	1.75	0.60 (1)
Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base	2.00	0.65 (1)
(1)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit — 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.
We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs , the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.
Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you choose to change your PN program investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.

56     RiverSource Signature Select Variable Annuity — Prospectus

Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.
We cannot increase this annual charge after the rider effective date.
Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.
We cannot increase this annual charge after the rider effective date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.
Valuing Your Investment
We value your accounts as follows:
GPAs
We value the amounts you allocate to the GPAs directly in dollars. The value of the GPAs equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series rider
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;

RiverSource Signature Select Variable Annuity — Prospectus    57

–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included) and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series rider
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender; transfer amounts out of a subaccount; or we assess a contract administrative charge, a surrender charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

58     RiverSource Signature Select Variable Annuity — Prospectus

•	partial surrenders;
•	surrender charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series of riders;
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.

RiverSource Signature Select Variable Annuity — Prospectus    59

Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA or one-year fixed account to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year GPA or one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year GPA or one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the “Special DCA Fixed Account”, “DCA Fixed Account” and “Portfolio Navigator Program and Portfolio Stabilizer Funds” sections in this prospectus for details.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

60     RiverSource Signature Select Variable Annuity — Prospectus

Different rules apply to asset rebalancing under the PN program (see “Portfolio Navigator Program and Portfolio Stabilizer Funds” below and “Appendix H — Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006”).
As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see “Special DCA Fixed Account” and “DCA Fixed Account”) only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.
Portfolio Navigator Program (PN program) and Portfolio Stabilizer Funds
PN Program. You are required to participate in the PN program if your contract includes optional living benefit riders. Under the PN program, your contract value is allocated to a PN program investment. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for both nonqualified and qualified annuities.
The Portfolio Navigator funds. We offer the following Portfolio Navigator funds:
1.	Variable Portfolio – Aggressive Portfolio
2.	Variable Portfolio – Moderately Aggressive Portfolio
3.	Variable Portfolio – Moderate Portfolio
4.	Variable Portfolio – Moderately Conservative Portfolio
5.	Variable Portfolio – Conservative Portfolio
Each Portfolio Navigator fund is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk, which it seeks to achieve by investing in various underlying funds.
For additional information about the Portfolio Navigator funds’ investment strategies, see the Funds’ prospectus.
If your contract does not include one of the living benefit riders, you may not participate in the PN program, but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds.
Beginning November 18, 2013, if you have selected one of the SecureSource series riders, Guarantor Withdrawal Benefit for Life riders, Guarantor Withdrawal Benefit rider or Accumulation Protector Benefit rider, as an alternative to the Portfolio Navigator funds in the PN program, we have made available to you four new funds, known as Portfolio Stabilizer funds.
The Portfolio Stabilizer funds. The following Portfolio Stabilizer funds currently available are:
1.	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
2.	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
3.	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
4.	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.
You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation and in consultation with your investment professional.
Please note that if you are currently invested in a Portfolio Navigator fund as part of the PN program and choose to reallocate your contract value to a Portfolio Stabilizer fund, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any one of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.

RiverSource Signature Select Variable Annuity — Prospectus    61

If your contract does not include the living benefit riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds. You should review any PN program, Portfolio Navigator funds and Portfolio Stabilizer funds information, including the funds’ prospectus, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program, Portfolio Navigator funds and Portfolio Stabilizer funds.
The PN program static model portfolios. If you have chosen to remain invested in a “static” PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds and/or any GPAs (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.
Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:
•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);
•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See “Guarantee Period Accounts — Market Value Adjustment.”)
If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, liquidation, merger or other factors. Your investment professional can help you determine whether your continued investment in a static model portfolio is appropriate for you.
Investing in the Portfolio Stabilizer funds, the Portfolio Navigator funds and PN static model portfolios (the Funds). You are responsible for determining which investment option is best for you. Currently, the PN program includes five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), with risk profiles ranging from conservative to aggressive in relation to one another. There are four Portfolio Stabilizer funds currently available. If your contract includes a living benefit rider you may only invest in one Portfolio Stabilizer or Portfolio Navigator fund at a time. Your investment professional can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.
If you initially allocate qualifying purchase payments to the DCA fixed account  (Original Contract) or Special DCA fixed account (Current Contract), when available (see “The Special DCA Fixed Account” and “DCA Fixed Account”), and you are invested in one of the Portfolio Stabilizer or Portfolio Navigator funds, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.
Before you decide to transfer contract value to one of the Portfolio Stabilizer funds, you and your investment professional should carefully consider the following:
•	Whether the Portfolio Stabilizer fund meets your personal investment objectives and/or risk tolerance.
•	Whether you would like to continue to invest in a Portfolio Navigator fund. If you decide to transfer your contract value to a Portfolio Stabilizer fund, you permanently lose your ability to invest in any of the Portfolio Navigator funds if you have a living benefit rider. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.
•	Whether the total expenses associated with an investment in a Portfolio Stabilizer fund is appropriate for you. For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any step up opportunities in the future.
You may request a change to your Fund selection (or a transfer from your PN program static model portfolio to either a Portfolio Navigator fund or a Portfolio Stabilizer fund) up to two times per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of two transfers per year. If your contract includes a SecureSource series rider, we reserve the right to limit the

62     RiverSource Signature Select Variable Annuity — Prospectus

number of changes if required to comply with the written instructions of a fund (see “Market Timing”). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions. If you decide to annuitize your contract, your rider will terminate and you will no longer have access to the Portfolio Stabilizer funds.
Substitution and modification. We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Fund. Any change will apply to current allocations and/or to future payments and transfers. If your living benefit rider is terminated, you may remain invested in the Portfolio Stabilizer funds, but you will not be allowed to allocate future purchase payments or make transfers to these funds. Any substitution of Funds may be subject to SEC or state insurance departments approval.
We reserve the right to change the terms and conditions of the PN program or to change the availability of the investment options upon written notice to you. This includes but is not limited to the right to:
•	limit your choice of investment options based on the amount of your initial purchase payment;
•	cancel required participation in the program after 30 days written notice;
•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and
•	discontinue the PN program after 30 days written notice.
Risks associated with the Funds. An investment in a Fund involves risk. Principal risks associated with an investment in a Fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Investing in a Portfolio Navigator fund, Portfolio Stabilizer fund or PN program static model portfolio does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.
For more information and a list of the risks associated with investing in the Funds, including volatility and volatility management risk associated with Portfolio Stabilizer funds, please consult the applicable Funds’ prospectuses and “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Conflicts of interest. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions.
For additional information regarding the conflicts of interest to which Columbia Management may be subject, see the Funds’ prospectuses and “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Automatic reallocation after taking withdrawal. If you selected the SecureSource, SecureSource 20 or any SecureSource Stages riders, under the rules currently applicable to investments in the Portfolio Navigator funds, your contract value will be automatically reallocated to the Moderate option, Variable Portfolio — Moderate Portfolio once you begin taking withdrawals if the fund you are invested in is more aggressive. By contrast, under the rules applicable to investments in the Portfolio Stabilizer funds, your contract value will not automatically be reallocated to a more conservative investment option after you begin taking withdrawals.
Living benefits requiring participation in the PN program or investing in the Portfolio Stabilizer funds:
•	Accumulation Protector Benefit rider: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options or in one of the Portfolio Stabilizer funds. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Portfolio Navigator Aggressive investment option, or transfer to the Portfolio Navigator Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply.
•	SecureSource series or Guarantor Withdrawal Benefit for Life rider: The SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider requires that your contract value be invested in one of the PN program investment options or in one of the Portfolio Stabilizer funds, for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal

RiverSource Signature Select Variable Annuity — Prospectus    63

Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.
Living benefit requiring participation in the PN program:
•	Income Assurer Benefit rider: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders.
For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our service center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
Current Contract:
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should

64     RiverSource Signature Select Variable Annuity — Prospectus

carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Original Contract:
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account if part of your contract, at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•	You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See “DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing

RiverSource Signature Select Variable Annuity — Prospectus    65

policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund,

66     RiverSource Signature Select Variable Annuity — Prospectus

and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our service center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Current Contract:
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Original Contract:
Minimum amount
Transfers or surrenders:	$500 or entire account balance

All Contracts:
Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.
You can start or stop this service by written request or other method acceptable to us.

RiverSource Signature Select Variable Annuity — Prospectus    67

You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
•	Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial surrenders are in effect.
•	If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see “Special DCA Fixed Account”, “Fixed Account — DCA Fixed Account” and “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

Minimum amount
Current Contract:
Transfers or surrenders:	$50

Original Contract:
Transfers or surrenders:	$100 monthly
$250 quarterly, semiannually or annually

3 3 By phone
Call:
1-800-333-3437
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.
Current Contract:
Transfers or surrenders:	$250 or entire account balance

Original Contract:
Transfers or surrenders:	$500 or entire account balance

Maximum amount
Current Contract:
Transfers:	Contract value or entire account balance
Surrenders:	$100,000

Original Contract:
Transfers:	Contract value or entire account balance
Surrenders:	$25,000

68     RiverSource Signature Select Variable Annuity — Prospectus

Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our service center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our service center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see “Optional Benefits”). The first partial surrender request during the first contract year, for the SecureSource Stages 2 rider and any partial surrender request that reverses previous step-ups during the 3-year waiting period or exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement. This form shows the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
Current Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.
Original Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1).
After executing a partial surrender, the value in each subaccount, one-year fixed account or GPA must be either zero or at least $50.
(1)	If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.
Receiving Payment
By regular or express mail:
•	payable to owner;
•	mailed to address of record.

RiverSource Signature Select Variable Annuity — Prospectus    69

NOTE: We will charge you a fee if you request express mail delivery.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the surrender amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

70     RiverSource Signature Select Variable Annuity — Prospectus

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing the Annuitant
For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
For the Original Contract, annuitant changes are not allowed.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our service center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.
For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.
For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits – Benefit Protector Death Benefit Rider”).
For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges – Mortality and Expense Risk Fee”).
The SecureSource series – Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. For the SecureSource Stages 2 – Joint Life rider, if ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. The Accumulation Protector Benefit, the SecureSource – Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource

RiverSource Signature Select Variable Annuity — Prospectus    71

rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. For the Secure Source Stages 2 – Single Life riders, Secure Source 20 – Single Life and SecureSource Stages – Single Life riders, joint ownership and joint annuitants are not allowed and an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See “Optional Benefits.”)
Benefits in Case of Death
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:
•	MAV Death Benefit;
•	5% Accumulation Death Benefit; or
•	Enhanced Death Benefit.
If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
We show the death benefit that applies to your contract at issue on your contract’s data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)
We will base the benefit paid on the death benefit coverage in effect on the date of your death.
Here are some terms that are used to describe the death benefits:
Adjusted partial surrenders (calculated for ROPP and MAV Death Benefits)	=	PS X DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value or MAV on the date of (but prior to) the partial surrender
CV	=	contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Contract Value Death Benefit (CV Death Benefit): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:
–	the Full Surrender Value, or
–	the contract value after any rider charges have been deducted.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge,
plus:
•	any positive or negative market value adjustment.

72     RiverSource Signature Select Variable Annuity — Prospectus

Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value, or
3.	the Full Surrender Value.
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.
After a covered life change other than for the spouse who continues the contract, if the prior owner and current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
If available in your state and you are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or
4.	the Full Surrender Value as described above.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.
After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;

RiverSource Signature Select Variable Annuity — Prospectus    73

2.	the ROPP value as described above;
3.	the 5% accumulation death benefit floor;
4.	the Full Surrender Value as described above.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Accumulation Death Benefit Floor: is equal to the sum of:
1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and
2.	the variable account floor.
Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.
–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.
–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.
Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.
Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.
Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.
Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:
1.	When an additional purchase payment is made;
(A)	any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and
(B)	any payment you allocate to the excluded accounts are added to EAB.
2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.
The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:
a × b	where:
c

a	=	the amount the contract value in the Excluded Accounts is reduced by the net transfer
b	=	EAB on the date of (but prior to) the transfer
c	=	the contract value in the Excluded Accounts on the date of (but prior to) the transfer.
3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.
4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.
The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:
a × b	where:
c

a	=	the amount the contract value in the Protected Accounts is reduced by the net transfer
b	=	the applicable PAB or variable account floor on the date of (but prior to) the transfer
c	=	the contract value in the Protected Accounts on the date of (but prior to) the transfer.
The amount we subtract from PAB is added to EAB.

74     RiverSource Signature Select Variable Annuity — Prospectus

5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.
6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.
Variable account floor and PAB are reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and
B	=	Variable account floor on that date (but prior to the reset).
EAB is reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and
B	=	EAB on that date (but prior to the reset).
8.	On a contract anniversary when variable account floor is greater than zero:
(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.
(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.
(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.
For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.
If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.
Enhanced Death Benefit (EDB)
The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV as described above;
4.	the 5% accumulation death benefit floor as described above; or
5.	the Full Surrender Value as described above.
If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.
For an example of how each death benefit is calculated, see Appendix C.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:
•	MAV Death Benefit;

RiverSource Signature Select Variable Annuity — Prospectus    75

•	5% Accumulation Death Benefit; or
•	Enhanced Death Benefit.
If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract’s data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)
We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.
Here are some terms used to describe the death benefits:
Adjusted partial surrenders (calculated for ROP and MAV Death Benefits)	=	PS X DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV	=	contract value on the date of (but prior to) the partial surrender.
Return of Purchase Payments (ROP) Death Benefit
The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial surrenders.
The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.
If available in your state and both you and the annuitant are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders; or
3.	the MAV on the date of death.
Maximum Anniversary Value (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:
(a)	current contract value; or
(b)	total purchase payments applied to the contract minus adjusted partial surrenders.
Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders; or
3.	the 5% variable account floor.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Variable Account Floor: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:
•	the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

76     RiverSource Signature Select Variable Annuity — Prospectus

•	plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;
•	minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.
Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant’s death.
5% variable account floor adjusted transfers or partial surrenders	=	PST X VAF
SAV

PST	=	the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV	=	value of the subaccounts and the DCA fixed account on the date of (but prior to) the transfer or partial surrender.
The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:
(a)	is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and
(b)	is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.
For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.
NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit 5% variable account floor.
Enhanced Death Benefit (EDB)
The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders;
3.	the MAV on the date of death as described above; or
4.	the 5% variable account floor as described above.
For an example of how each death benefit is calculated, see Appendix C.
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
For the Current Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see “Optional Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

RiverSource Signature Select Variable Annuity — Prospectus    77

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
For the Original Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
For the Current Contract:
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages and SecureStages 2 riders will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

78     RiverSource Signature Select Variable Annuity — Prospectus

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.
For the Original Contract:
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which income payments may begin under the contract) or the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated annuity proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our service center.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products

RiverSource Signature Select Variable Annuity — Prospectus    79

as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Living Benefits
SecureSource Stages 2 Rider
The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.
Your benefits under the rider can be reduced if any of the following occurs:
•	If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;
•	If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;
•	If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;
•	If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).
The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.
As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.
Availability
There are two optional SecureSource Stages 2 riders available under your contract:
•	SecureSource Stages 2 — Single Life
•	SecureSource Stages 2 — Joint Life
The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource Stages 2 — Single Life rider covers one person. The SecureSource Stages 2 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 — Single Life rider or the SecureSource Stages 2 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

80     RiverSource Signature Select Variable Annuity — Prospectus

The SecureSource Stages 2 riders are not available under an inherited qualified annuity.
The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see ”Joint Life only: Covered Spouses” and “At Death” headings below).
Key Terms
The key terms associated with the SecureSource Stages 2 rider are:
Age Bands: Each age band is associated with a two lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.
Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Excess Withdrawal: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.
Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.
Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.
Rider Credit: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.
Waiting Period: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

RiverSource Signature Select Variable Annuity — Prospectus    81

Important SecureSource Stages 2 Rider Considerations
You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must elect one of the approved investment options. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.
After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:
1.	the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and
2.	the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource Stages 2 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see ”Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

82     RiverSource Signature Select Variable Annuity — Prospectus

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource Stages 2 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

RiverSource Signature Select Variable Annuity — Prospectus    83

Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.
For ages:
•	50-58, percentage A is 4% and percentage B is 3%.
•	59-64, percentage A is 5% and percentage B is 4%.
•	65-79, percentage A is 6% and percentage B is 5%.
•	80 and older, percentage A is 7% and percentage B is 6%.
The age band for the lifetime payment percentage is determined at the following times:
•	When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)
•	Upon annual step ups (see “Annual step ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.
The following determines whether percentage A or percentage B is used for each applicable age band:
During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.
If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:
1 – (a/b)	where:

a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

84     RiverSource Signature Select Variable Annuity — Prospectus

However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:
•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or
•	when the contract value reduces to zero, or
•	on the date of death (Joint Life: remaining covered spouse’s date of death) when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:
•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.
•	When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.
When a withdrawal is taken:
(a)	If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the “adjustment for withdrawal,” as defined below.
(b)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.
(c)	If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.
(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:
The PBG will be reset to the lesser of:
(i)	the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or
(ii)	the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a × b	where:
c

a	=	the amount of the withdrawal minus the RALP
b	=	the PBG minus the RALP on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal minus the RALP
The BB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:
g × h	where:
i

g	=	the amount the contract value is reduced by the withdrawal
h	=	the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal
I	=	the contract value on the date of (but prior to) the withdrawal.

RiverSource Signature Select Variable Annuity — Prospectus    85

Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.
•	The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.
•	Rider Credits: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries. On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.
•	Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.
The annual step-up will be executed on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The annual lifetime payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

86     RiverSource Signature Select Variable Annuity — Prospectus

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the principal back guarantee available under this rider, or
•	continue the contract and the SecureSource Stages 2 — Joint Life rider under the spousal continuation option.
For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:
1.	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.
2.	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.
In either of the above cases:
•	After the date of death, there will be no additional rider credits or annual step-ups.
•	The lifetime payment percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
3.	On the date of death (Joint Life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.
4.	If the PBG equals zero, the benefit terminates. No further payments are made.

RiverSource Signature Select Variable Annuity — Prospectus    87

Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Assignment: If allowed by state law, an assignment is subject to our approval.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:
•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see “Charges — SecureSource Stages 2 rider charge”).
•	When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Accumulation Protector Benefit Rider
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider

88     RiverSource Signature Select Variable Annuity — Prospectus

effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”);
•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step up” below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and
•	the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see “Charges”).
Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The waiting period for the rider is 10 years.
We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

RiverSource Signature Select Variable Annuity — Prospectus    89

Automatic Step up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1. 80% of the contract value (after charges are deducted) on the contract anniversary; or
2. the MCAV immediately prior to the automatic step up.
The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.
The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).
Elective Step up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.
The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.
For Original Contracts:
We have the right to restrict the elective step up option on inherited IRAs, but we currently allow them. Please consider carefully if an elective step up is appropriate if you own an inherited IRA because the elective step up will restart the waiting period and the required minimum distributions for an inherited IRA may significantly decrease the future benefit payable under this rider. We reserve the right to restrict the elective step up option on inherited IRAs in the future.
The elective step up option is not available if the benefit date would be after the annuitization start date. See “The Annuitization Start Date” section for options available to you.
For Current Contracts:
The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date. (see “The Annuitization Start Date” section for annuitization start date options)
Additional Purchase Payments with Annual Elective Step ups — Current Contract Only
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.
Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.

90     RiverSource Signature Select Variable Annuity — Prospectus

Terminating the Rider
The rider will terminate under the following conditions:
The rider will terminate before the benefit date without paying a benefit on the date:
•	you take a full surrender;
•	annuitization begins;
•	the contract terminates as a result of the death benefit being paid; or
•	when a beneficiary elects an alternative payment plan which is an inherited IRA.
The rider will terminate on the benefit date.
For an example, see Appendix L.
Optional Living Benefits
(For contracts with application signed before July 19, 2010)
If you bought a contract before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.
If you purchased a contract(1)...	and you selected one of the following optional living benefits...	Disclosure for this benefit may be found in the following Appendix:
Before April 29, 2005	Guarantor Withdrawal Benefit (“Rider B”)	Appendix J
April 29, 2005 – April 30, 2006	Guarantor Withdrawal Benefit (“Rider A”)	Appendix J
May 1, 2006 – April 30, 2007	Guarantor Withdrawal Benefit for Life	Appendix I
Before May 1, 2007	Income Assurer Benefit	Appendix K
Before Aug. 10, 2009	SecureSource Rider	Appendix M
Before Nov. 30, 2009	SecureSource 20 Rider	Appendix N
Before July 19, 2010	SecureSource Stages Rider	Appendix O
(1)	These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.
Optional Additional Death Benefits
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or
•	15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.

RiverSource Signature Select Variable Annuity — Prospectus    91

For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.
Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.
Terminating the Benefit Protector
Current Contract:
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
Original Contract:
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.
For an example, see Appendix F.
Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any

92     RiverSource Signature Select Variable Annuity — Prospectus

additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.
If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the benefits payable under the Benefit Protector described above, plus:
•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

Rider year when death occurs;	Percentage if you (Current Contract) or you and the annuitant (Original Contract) are under age 70 on the rider effective date	Percentage if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•	the applicable death benefit plus:

Rider year when death occurs;	If you (Current Contact) or you and the annuitant (Original Contract) are under age 70 on the rider effective date, add…	If you (Current Contract) or you or the annuitant (Original Contract) are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% x earnings at death (see above)	15% x earnings at death
Three and Four	40% x (earnings at death + 25% of initial purchase payment*)	15% x (earnings at death + 25% of initial purchase payment*)
Five or more	40% x (earnings at death + 50% of initial purchase payment*)	15% x (earnings at death + 50% of initial purchase payment*)
*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.
Terminating the Benefit Protector Plus
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.
•	The rider will terminate if there is an ownership change.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
•	If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).
For an example, see Appendix G.

RiverSource Signature Select Variable Annuity — Prospectus    93

The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period. Additionally, Portfolio Stabilizer funds are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at the annuitization start date.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, (see “Making the Most of Your Contract — Transfer policies”).
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.
•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten, 15 or 20 years certain: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or

94     RiverSource Signature Select Variable Annuity — Prospectus

20 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D
–	Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
–	Joint and last survivor life annuity with 20 years certain: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts for the remainder of the 20-year period which begins when the first annuity payout is made.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value.
•	Guaranteed Withdrawal Benefit Annuity Payout Option (available only under contracts with the SecureSource, Guarantor Withdrawal Benefit for Life or Guarantor Withdrawal Benefit riders): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource Riders”, “Appendix I: Guarantor Withdrawal Benefit for Life Rider” or “Appendix J: Guarantor Withdrawal Benefit Rider”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.
•	Remaining Benefit Annuity Payout Option (available only under contracts with the SecureSource 20 rider): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource 20 Riders”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payouts may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).

RiverSource Signature Select Variable Annuity — Prospectus    95

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you (Current Contract), or you or the annuitant (Original Contract) dies after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

96     RiverSource Signature Select Variable Annuity — Prospectus

Surrenders: Generally, if you surrender all or part of your nonqualified annuity the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Annuitization Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or

RiverSource Signature Select Variable Annuity — Prospectus    97

contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

98     RiverSource Signature Select Variable Annuity — Prospectus

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Annuitization Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

RiverSource Signature Select Variable Annuity — Prospectus    99

Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;

100     RiverSource Signature Select Variable Annuity — Prospectus

•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and

RiverSource Signature Select Variable Annuity — Prospectus    101

•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

102     RiverSource Signature Select Variable Annuity — Prospectus

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents By Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2015, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials that we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI, other information about the contract, and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

RiverSource Signature Select Variable Annuity — Prospectus    103

Appendices
Table of Contents and Cross-Reference Table
APPENDIX NAME	PAGE #	CROSS-REFERENCE	PAGE #
Appendix A: Example — Market Value Adjustment (MVA)	p. 105	Guarantee Period Accounts (GPAs)	p. 34
Appendix B: Example — Surrender Charges	p. 107	Charges — Surrender Charges	p. 44
Appendix C: Example — Death Benefits	p. 113	Benefits in Case of Death	p. 72
Appendix D: Example — SecureSource series of riders	p. 118	Optional Benefits — Optional Living Benefits	p. 80
Appendix E: SecureSource series of riders — Additional RMD Disclosure	p. 124	Optional Benefits — Optional Living Benefits	p. 91
Appendix F: Example — Benefit Protector Death Benefit Rider	p. 126	Optional Benefits — Benefit Protector Death Benefit Rider	p. 91
Appendix G: Example — Benefit Protector Plus Death Benefit Rider	p. 128	Optional Benefits — Benefit Protector Plus Death Benefit Rider	p. 92
Appendix H: Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006	p. 130
Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure	p. 131	N/A
Appendix J: Guarantor Withdrawal Benefit Rider Disclosure	p. 143	N/A
Appendix K: Example — Income Assurer Benefit Riders Disclosure	p. 151	N/A
Appendix L: Example — Accumulation Protector Benefit Rider	p. 161	Optional Benefits — Optional Living Benefits	p. 80
Appendix M: SecureSource Rider Disclosure	p. 162	N/A
Appendix N: SecureSource 20 Rider Disclosure	p. 175	Optional Benefits — Optional Living Benefits	p. 80
Appendix O: SecureSource Stages Rider Disclosure	p. 188	N/A
Appendix P: Example — Withdrawal Benefit Riders: Elective Step Up or Elective Spousal Continuation Step Up	p. 198	Optional Benefits — Optional Living Benefits	p. 91
Appendix Q: Condensed Financial Information (Unaudited)	p. 199	Condensed Financial Information	p. 22
The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.
In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, (Current Contract), DCA fixed account, (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.
The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

104     RiverSource Signature Select Variable Annuity — Prospectus

Appendix A: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See “Charges — Surrender Charge.”) We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

RiverSource Signature Select Variable Annuity — Prospectus    105

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

106     RiverSource Signature Select Variable Annuity — Prospectus

Appendix B: Example — Surrender Charges
Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
Current Contract:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
Original Contract:
PPS	=	XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
XSF	=	10% of prior anniversary’s contract value – contract earnings, but not less than zero
ACV	=	amount the contract value is reduced by the surrender – contract earnings, but not less than zero
TFA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
PPNPS	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Current Contract: Full surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

RiverSource Signature Select Variable Annuity — Prospectus    107

			Contract with Gain	Contract with Loss
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS – FA) / (CV – FA) * (PP – PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 6.0%	× 6.0%
		surrender charge:	3,000.00	2,748.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,000.00)	(2,748.00)
		Contract charge (assessed upon full surrender):	(40.00)	(40.00)
		Net full surrender proceeds:	$56,960.00	$37,212.00
Current Contract: Partial surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00

108     RiverSource Signature Select Variable Annuity — Prospectus

			Contract with Gain	Contract with Loss
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	FA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):		10,000.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	PPF (but not less than zero):		0.00	4,200.00
Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender PS (determined by iterative process described above):		15,319.15	15,897.93
Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC = PPF + (PS – FA) / (CV – FA) * (PP – PPF)
	PPF from Step 3 =		0.00	4,200.00
	PS from Step 4 =		15,319.15	15,897.93
	CV from Step 1 =		60,000.00	40,000.00
	FA from Step 2 =		10,000.00	4,200.00
	PP from Step 1 =		50,000.00	50,000.00
	PPS =		5,319.15	19,165.51
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:		5,319.15	19,165.51
	less PPF:		0.00	4,200.00
	PPSC = amount of PPS subject to a surrender charge:		5,319.15	14,965.51
	multiplied by the surrender charge rate:		× 6.0%	× 6.0%
	surrender charge:		319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:		15,319.15	15,897.93
	Surrender charge:		(319.15)	(897.93)
	Net partial surrender proceeds:		$15,000.00	$15,000.00

RiverSource Signature Select Variable Annuity — Prospectus    109

Original Contract:
Full surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	TFA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:		60,000.00	40,000.00
	Less earnings in the contract:		10,000.00	0.00
	ACV (but not less than zero):		50,000.00	40,000.00
Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	XSF (but not less than zero):		0.00	4,200.00
Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS	= XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
	XSF from Step 4 =		0.00	4,200.00
	ACV from Step 3 =		50,000.00	40,000.00
	CV from Step 1 =		60,000.00	40,000.00
	TFA from Step 2 =		10,000.00	4,200.00
	PPNPS from Step 1 =		50,000.00	50,000.00
	PPS =		50,000.00	50,000.00
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:		50,000.00	50,000.00
	less XSF:		0.00	4,200.00
	amount of PPS subject to a surrender charge:		50,000.00	45,800.00
	multiplied by the surrender charge rate:		× 6.0%	× 6.0%

110     RiverSource Signature Select Variable Annuity — Prospectus

		Contract with Gain	Contract with Loss
	surrender charge:	3,000.00	2,748.00
Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,000.00)	(2,748.00)
	Contract charge (assessed upon full surrender):	(40.00)	(40.00)
	Net full surrender proceeds:	$56,960.00	$37,212.00
Original Contract:
Partial surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	TFA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:		15,319.15	15,897.93
	Less earnings in the contract:		10,000.00	0.00
	ACV (but not less than zero):		5,319.15	15,897.93
Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	XSF (but not less than zero):		0.00	4,200.00
Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS	= XSF + (ACV – XSF) / (CV – TFA) * (PPNPS – XSF)

RiverSource Signature Select Variable Annuity — Prospectus    111

		Contract with Gain	Contract with Loss
	XSF from Step 4 =	0.00	4,200.00
	ACV from Step 3 =	5,319.15	15,897.93
	CV from Step 1 =	60,000.00	40,000.00
	TFA from Step 2 =	10,000.00	4,200.00
	PPNPS from Step 1 =	50,000.00	50.000.00
	PPS =	5,319.15	19,165.51
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,319.15	19,165.51
	less XSF:	0.00	4,200.00
	amount of PPS subject to a surrender charge:	5,319.15	14,965.51
	multiplied by the surrender charge rate:	× 6.0%	× 6.0%
	surrender charge:	319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,319.15	15,897.93
	Surrender charge:	(319.15)	(897.93)
	Net partial surrender proceeds:	$15,000.00	$15,000.00

112     RiverSource Signature Select Variable Annuity — Prospectus

Appendix C: Example — Death Benefits
Current Contract:
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000;
•	On the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
1.	Contract value at death:	$23,000.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:			$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000;
•	On the first contract anniversary the contract value grows to $26,000; and
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:			$24,227.27
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts;
•	On the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

RiverSource Signature Select Variable Annuity — Prospectus    113

•	During the second contract year regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:			$24,642.11
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts;
•	On the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a MAV Death Benefit of:	$23,456.79

114     RiverSource Signature Select Variable Annuity — Prospectus

4.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:			$24,642.11
Original Contract:
Example — ROP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000;
•	On the first contract anniversary you make an additional purchase payment of $5,000;
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial surrender, including surrender charge; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROP Death Benefit as follows:
1.	Contract value at death:	$23,000.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
ROP Death Benefit, calculated as the greatest of these two values:			$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000;
•	On the first contract anniversary the contract value grows to $26,000; and
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00

RiverSource Signature Select Variable Annuity — Prospectus    115

minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 =	–1,772.73
$22,000
for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$24,227.27
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% variable account floor:
	The variable account floor on the first contract anniversary, calculated as:
	1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% variable account floor adjusted surrenders from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the one-year fixed account value:	+5,300.00
	5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% variable account floor:			$24,642.11
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:

116     RiverSource Signature Select Variable Annuity — Prospectus

	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a MAV Death Benefit of:	$23,456.79
4.	The 5% variable account floor:
	The variable account floor on the first contract anniversary calculated as:
	1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the one-year fixed account value:	+5,300.00
	5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% variable account floor:			$24,642.11

RiverSource Signature Select Variable Annuity — Prospectus    117

Appendix D: Example — SecureSource Series of Riders
SecureSource Stages 2 rider — Example:
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step ups are indicated in bold.
•	You elect the Moderate investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	0.0%	$100,000	$4,000	$4,000 (1)	4%
1	0	0	98,000	108,000	108,000	9.3%	108,000	5,400	5,400 (2)	5%
2	0	0	105,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	0	0	118,000	120,000	120,000	1.7%	118,000	6,000	6,000	5%
3.5	0	6,000	112,000	120,000	113,898	1.7%	112,000	6,000	0	5%
4	0	0	115,000	120,000	115,000	0.0%	115,000	6,000	6,000	5%
5	0	0	130,000	130,000	130,000	0.0%	130,000	7,800 (3)	7,800 (3)	6% (3)
6	0	0	110,000	130,000	130,000	15.4%	130,000	7,800	7,800	6%
7	0	0	100,000	130,000	130,000	23.1%	130,000	6,500 (4)	6,500 (4)	5% (4)
7.5	0	10,000	90,000	125,134 (5)	117,000	23.1%	118,877 (5)	6,257 (5)	0	5%
8	0	0	80,000	125,134	117,000	31.6%	118,877	6,257	6,257	5%
9	0	0	95,000	125,134	117,000	18.8%	118,877	7,508 (4)	7,508 (4)	6% (4)
(1)	The ALP and RALP are based on percentage B until the end of the 1-year waiting period.
(2)	Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.
(3)	Because the Annual step up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.
SecureSource Stages rider — Example:
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$ 0(1)	5%
1	0	0	98,000	108,000	108,000	9.3%	100,000	5,400	0	5%
2	0	0	105,000	114,000	114,000	7.9%	105,000	5,700	0	5%
3	0	0	118,000	120,000	120,000	1.7%	118,000	6,000	6,000 (2)	5%
3.5	0	6,000	112,000	120,000	113,898	1.7%	112,000	6,000	0	5%
4	0	0	115,000	120,000	115,000	0.0%	115,000	6,000	6,000	5%
5	0	0	130,000	130,000	130,000	0.0%	130,000	7,800 (3)	7,800 (3)	6% (3)
6	0	0	110,000	130,000	130,000	15.4%	130,000	7,800	7,800	6%
7	0	0	100,000	130,000	130,000	23.1%	130,000	6,500 (4)	6,500 (4)	5% (4)
7.5	0	10,000	90,000	117,000 (5)	117,000	23.1%	108,000 (5)	5,850 (5)	0	5%

118     RiverSource Signature Select Variable Annuity — Prospectus

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
8	0	0	80,000	117,000	117,000	31.6%	108,000	5,850	5,850	5%
9	0	0	95,000	117,000	117,000	18.8%	108,000	7,020 (4)	7,020 (4)	6% (4)
(1)	The RALP is zero until the end of the 3-Year Waiting Period.
(2)	At the end of the 3-Year waiting period, the RALP is set equal to the ALP.
(3)	Because the Annual step up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Determination of Adjustment of Benefit Values” in the “Lifetime Benefit Description.”
SecureSource 20 rider — Example:
EXAMPLE #1: Lifetime benefit not established at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	WAB	BDP	Basic Benefit				Lifetime Benefit
						GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	NA	$100,000	$100,000	0.0%	$100,000	$100,000	$6,000	$ 0	NA	NA
1	0	0	98,000	100,000	2.0%	100,000	100,000	6,000	0	NA	NA
2	0	0	105,000	105,000	0.0%	105,000	105,000	6,300	0	NA	NA
3	0	0	125,000	125,000	0.0%	125,000	125,000	7,500	7,500	NA	NA
3.5	0	6,000	111,000	118,590	6.4%	125,000	119,000	7,500	1,500	NA	NA
4	0	0	104,000	118,590	12.3%	125,000	119,000	7,500	7,500	7,140 (1)	7,140 (1)
5	0	0	90,000	118,590	24.1%	125,000	119,000	6,250 (2)	6,250 (2)	5,950 (2)	5,950 (2)
6	0	0	95,000	118,590	19.9%	125,000	119,000	7,500	7,500	7,140	7,140
6.5	0	7,500	87,500	87,500 (3)	0.0%	125,000	111,500	7,500	0	5,250 (3)	0
7	0	0	90,000	90,000	0.0%	125,000	111,500	7,500	7,500	5,400	5,400
7.5	0	10,000	70,000	70,000 (4)	0.0%	70,000 (4)	70,000 (4)	4,200 (4)	0	4,200 (4)	0
8	0	0	75,000	75,000	0.0%	75,000	75,000	4,500	4,500	4,500	4,500
(1)	The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.
(2)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3)	The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4)	The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
EXAMPLE #2: Lifetime benefit established at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP Percentage is greater than the ALP. Applied annual step ups are indicated in bold.

RiverSource Signature Select Variable Annuity — Prospectus    119

•	You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	WAB	BDP	Basic Benefit				Lifetime Benefit
						GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	NA	$100,000	$100,000	0.0%	$100,000	$100,000	$6,000	$ 0	$6,000	$ 0
1	0	0	105,000	105,000	0.0%	105,000	105,000	6,300	0	6,300	0
2	0	0	110,000	110,000	0.0%	110,000	110,000	6,600	0	6,600	0
3	0	0	110,000	120,000	8.3%	110,000	110,000	6,600	6,600 (1)	7,200	7,200 (1)
3.5	0	6,000	104,000	113,455	8.3%	110,000	104,000	6,600	600	7,200	1,200
4	0	0	100,000	113,455	11.9%	110,000	104,000	6,600	6,600	7,200	7,200
4.5	0	7,000	90,000	105,267	14.5%	90,000	90,000	5,400 (2)	5,400 (2)	7,200	200
5	0	0	80,000	105,267	24.0%	90,000	90,000	4,500 (3)	4,500 (3)	6,000 (3)	6,000 (3)
5.5	0	10,000	70,000	70,000 (4)	0.0%	70,000	70,000	3,500 (4)	3,500 (4)	3,500 (4)	3,500 (4)
6	0	0	75,000	75,000	0.0%	75,000	75,000	4,500	4,500	4,500	4,500
7	0	0	70,000	70,000 (5)	0.0%	70,000 (5)	70,000 (5)	4,200 (5)	4,200 (5)	4,200 (5)	4,200 (5)
(1)	At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.
(2)	The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(3)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(4)	The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.
(5)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
SecureSource rider — Example:
EXAMPLE #1: Single Life Benefit: Covered Person has not reached age 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 60.
•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	5,000	92,000	100,000	95,000	7,000	2,000	N/A	N/A
1	0	0	90,000	90,000 (1)	90,000 (1)	6,300	6,300	N/A	N/A
2	0	0	81,000	90,000	90,000	6,300	6,300	N/A	N/A
5	0	0	75,000	90,000	90,000	6,300	6,300	5,400 (2)	5,400 (2)
5.5	0	5,400	70,000	90,000	84,600	6,300	900	5,400	0
6	0	0	69,000	90,000	84,600	6,300	6,300	5,400	5,400

120     RiverSource Signature Select Variable Annuity — Prospectus

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
6.5	0	6,300	62,000	90,000	78,300	6,300	0	3,720 (3)	0
7	0	0	64,000	90,000	78,300	6,300	6,300	3,840	3,840
7.5	0	10,000	51,000	51,000 (4)	51,000 (4)	3,570	0	3,060 (4)	0
8	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdrawal up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.
(1)	Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
EXAMPLE #2: Single Life Benefit: Covered Person has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 65.
•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual step ups are indicated in bold.
•	Your death occurs after 6½ contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
6.5	0	0	110,000	125,000	125,000	8,750	8,750	6,600 (5)	6,600 (5)
7	0	0	105,000	125,000	125,000	8,750	8,750	6,600	6,600
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdrawal without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdrawal without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

RiverSource Signature Select Variable Annuity — Prospectus    121

(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5)	At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.
EXAMPLE #3: Joint Life Benefit: Younger Covered Spouse has not reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are age 59 and your spouse is age 60.
•	Automatic annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step ups are indicated in bold.
•	You elect the Moderate investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.
•	Your death occurs after 9½ contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	5,000	92,000	100,000	95,000	7,000	2,000	N/A	N/A
1	0	0	90,000	90,000 (1)	90,000 (1)	6,300	6,300	N/A	N/A
2	0	0	81,000	90,000	90,000	6,300	6,300	N/A	N/A
6	0	0	75,000	90,000	90,000	6,300	6,300	5,400 (2)	5,400 (2)
6.5	0	5,400	70,000	90,000	84,600	6,300	900	5,400	0
7	0	0	69,000	90,000	84,600	6,300	6,300	5,400	5,400
7.5	0	6,300	62,000	90,000	78,300	6,300	0	3,720 (3)	0
8	0	0	64,000	90,000	78,300	6,300	6,300	3,840	3,840
8.5	0	10,000	51,000	51,000 (4)	51,000 (4)	3,570	0	3,060 (4)	0
9	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
9.5	0	0	54,000	55,000	55,000	3,850	3,850	3,300	3,300
10	0	0	52,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.
(2)	Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
EXAMPLE #4: Joint Life Benefit: Younger Covered Spouse has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract
•	You are age 71 and your spouse is age 70.

122     RiverSource Signature Select Variable Annuity — Prospectus

•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step ups are indicated in bold.
•	Your death occurs after 6½ contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

Contract Duration	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
6.5	0	0	110,000	125,000	125,000	8,750	8,750	7,500	7,500
7	0	0	105,000	125,000	125,000	8,750	8,750	7,500	7,500
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The Annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdrawal without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdrawal without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

RiverSource Signature Select Variable Annuity — Prospectus    123

Appendix E: SecureSource Series of Riders — Additional RMD Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.
Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:
For SecureSource and SecureSource 20 riders:
(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,
•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.
(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.
(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,
•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.
For SecureSource Stages and SecureSource Stages 2 riders:
(1)	Each calendar year, if your ALERMDA is greater than the ALP,
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

124     RiverSource Signature Select Variable Annuity — Prospectus

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages and SecureSource Stages 2.
*	For SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under “GBP Percentage and ALP Percentage”.
The ALERMDA is:
(1)	determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based solely on the value of the contract to which the SecureSource series rider is attached as of the date we make the determination;
(4)	based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.
Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.

RiverSource Signature Select Variable Annuity — Prospectus    125

Appendix F: Example — Benefit Protector Death Benefit Rider
Example of the Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and
•	You select the MAV Death Benefit.
During the first contract year the contract value grows to $105,000. The death benefit under the MAV Death Benefit equals the contract value, $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death
(MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
0.40 × ($110,000 - $100,000) =	+4,000
Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 - $100,000) =	+4,000
Total death benefit of:	$114,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charges. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is in the third year of the surrender charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV Death Benefit (MAV adjusted for partial surrenders):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 - $55,000) =	+1,048
Total death benefit of:	$58,667
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.
The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000
Total death benefit of:	$255,000
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000
Total death benefit of:	$305,000

126     RiverSource Signature Select Variable Annuity — Prospectus

During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
0.40 × ($250,000 - $105,000) =	+58,000
Total death benefit of:	$308,000

RiverSource Signature Select Variable Annuity — Prospectus    127

Appendix G: Example — Benefit Protector Plus Death Benefit Rider
Example of the Benefit Protector Plus
Assumptions:
•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and
•	you select the MAV Death Benefit.

During the first contract year the contract value grows to $105,000. The MAV Death Benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:
MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is in the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV Death Benefit (MAV adjusted for partial surrenders):	$ 57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.10 × $55,000 =	+5,500
Total death benefit of:	$ 64,167
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000

128     RiverSource Signature Select Variable Annuity — Prospectus

During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously surrendered):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$319,000

RiverSource Signature Select Variable Annuity — Prospectus    129

Appendix H: Asset Allocation Program for Contracts With Applications Signed Before May 1, 2006
Asset Allocation Program
For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.
This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.
Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.
Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.
Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:
•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and
•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see “Guarantee Period Accounts — Market Value Adjustment”).
Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.
If permitted under applicable securities law, we reserve the right to:
•	reallocate your current model portfolio to an updated version of your current model portfolio; or
•	substitute a fund of funds for your current model portfolio.
We also reserve the right to discontinue the asset allocation program. We will give you 30 days’ written notice of any such change.
If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

130     RiverSource Signature Select Variable Annuity — Prospectus

Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure
Guarantor Withdrawal Benefit for Life Rider
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):
•	your contract application is signed on or after May 1, 2006;
•	the rider is available in your state; and
•	you and the annuitant are 80 or younger on the date the contract is issued.
(1)	The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.
You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.
The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see “At Death” heading below) — even if the contract value is zero.
Your contract provides for annuity payouts to begin on the annuitization start date (see “Buying Your Contract — The Annuitization Date”). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see “Making the Most of Your Contract — Surrenders”). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.
The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.
Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:
(1)	The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP),” “Remaining Benefit Payment (RBP),” “Guaranteed Benefit Amount (GBA),” and “Remaining Benefit Amount (RBA).” See these headings below for more information.
(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP),” “Remaining Annual Lifetime Payment (RALP),” “Covered Person,” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.
Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below).
Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:
•	After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;
•	During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;
•	After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;
•	During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

RiverSource Signature Select Variable Annuity — Prospectus    131

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).
If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.
If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial surrenders you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrender”).
The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your PN investment option, the rider charge may change (see “Charges”).
If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.
You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:
•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
(a)	Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.
(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.

132     RiverSource Signature Select Variable Annuity — Prospectus

•	Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect an Income Assurer Benefit rider or the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals before age 59 ½ may incur a 10% IRS early withdrawal penalty and may be considered taxable income.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:
(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,
•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.
(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.
(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

RiverSource Signature Select Variable Annuity — Prospectus    133

•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.
The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:
(1)	determined by us each calendar year;
(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and
(3)	is otherwise based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
For an example, see “Examples of Guarantor Withdrawal Benefit for Life” below.
Key terms and provisions of the Guarantor Withdrawal Benefit for Life rider are described below:
Partial Withdrawals: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.
Waiting period: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.
Guaranteed Benefit Amount (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
The GBA is determined at the following times, calculated as described:
•	At contract issue — the GBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

134     RiverSource Signature Select Variable Annuity — Prospectus

•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.
(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
The RBA is determined at the following times, calculated as described:
•	At contract issue — the RBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.
(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.
During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.
The GBP is determined at the following times, calculated as described:
•	At contract issue — the GBP is established as 7% of the GBA value.

RiverSource Signature Select Variable Annuity — Prospectus    135

•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.
•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBP remains unchanged.
(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
Remaining Benefit Payment (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.
The RBP is determined at the following times, calculated as described:
•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.
•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).
•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.
•	When you make any partial withdrawal — the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract’s life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.
Annual Lifetime Payment Attained Age (ALPAA): The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
Annual Lifetime Payment (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see “At Death” heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.
During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

136     RiverSource Signature Select Variable Annuity — Prospectus

The ALP is determined at the following times:
•	The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.
•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the RALP — the ALP remains unchanged.
(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:
(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.
(b)	At any other time — the RALP is established equal to the ALP.
•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.
•	At the beginning of any other contract year — the RALP is set equal to ALP.
•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make any partial withdrawal — the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.
The annual step up is subject to the following rules:
•	The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

RiverSource Signature Select Variable Annuity — Prospectus    137

•	If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.
The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.
•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value (after charges are deducted) on the step up date.
•	The RALP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.
(b)	At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.
Spousal Option to Continue the Contract: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:
•	The GBA, RBA, and GBP values remain unchanged.
•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

138     RiverSource Signature Select Variable Annuity — Prospectus

Spousal Continuation Step Up: If a surviving spouse elects to continue the contract, another elective step up option becomes available. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. To exercise the step up, the spouse or the spouse’s investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse’s request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.
The spousal continuation step up is subject to the following rules:
•	If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.
It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.
If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.
Under any of these scenarios:
•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate; and
•	The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:
•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.
•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

RiverSource Signature Select Variable Annuity — Prospectus    139

At Death: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see “Benefits in Case of Death”) or the annuity payout option (see “Guaranteed Withdrawal Benefit Annuity Payout Option” heading below).
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change: If the contract changes ownership (see “Changing Ownership”), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.
Guaranteed Withdrawal Benefit Annuity Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life rider.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

140     RiverSource Signature Select Variable Annuity — Prospectus

This option may not be available if the contract is issued to qualify under Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.
Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.
Rider Termination
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:
1.	Annuity payouts under an annuity payout plan will terminate the rider.
2.	Termination of the contract for any reason will terminate the rider.
Examples of the Guarantor Withdrawal Benefit for Life
Example #1: Covered person has not reached age 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000.
•	You are the sole owner and also the annuitant. You are age 60.
•	You make no additional payments to the contract.
•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	7,000	92,000	100,000	93,000	7,000	0	N/A	N/A
1	0	0	91,000	100,000	93,000	7,000	7,000	N/A	N/A
1.5	0	7,000	83,000	100,000	86,000	7,000	0	N/A	N/A
2	0	0	81,000	100,000	86,000	7,000	7,000	N/A	N/A
5	0	0	75,000	100,000	86,000	7,000	7,000	5,160 (1)	5,160 (1)
5.5	0	5,160	70,000	100,000	80,840	7,000	1,840	5,160	0
6	0	0	69,000	100,000	80,840	7,000	7,000	5,160	5,160
6.5	0	7,000	62,000	100,000	73,840	7,000	0	3,720 (2)	0
7	0	0	70,000	100,000	73,840	7,000	7,000	4,200	4,200
7.5	0	10,000	51,000	51,000 (3)	51,000 (3)	3,570	0	3,060 (3)	0
8	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.
(1)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2)	The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3)	The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
Example #2: Covered person has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000.
•	You are the sole owner and also the annuitant. You are age 65.
•	You make no additional payments to the contract.

RiverSource Signature Select Variable Annuity — Prospectus    141

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.
(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

142     RiverSource Signature Select Variable Annuity — Prospectus

Appendix J: Guarantor Withdrawal Benefit Rider Disclosure
Guarantor Withdrawal Benefit Rider
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.
The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if(1):
Rider A
•	your contract application was signed on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;
•	you and the annuitant were 79 or younger on the date the contract was issued.
Rider B
•	your contract application was signed prior to April 29, 2005;
•	the rider was available in your state; and
•	you and the annuitant were 79 or younger on the date the contract was issued.
(1)	The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.
You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.
We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.
The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP — the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.
If you withdraw an amount greater than the allowed amount in a contract year, we call this an “excess withdrawal” under the rider. If you make an excess withdrawal under the rider:
•	surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;
•	the guaranteed benefit amount will be adjusted as described below; and
•	the remaining benefit amount will be adjusted as described below.
For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see “Charges —Surrender Charge”). Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Surrenders”).
Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see “Elective Step Up” and “Annual Step Up” below), the special spousal continuation step up election (see “Spousal Continuation and Special Spousal Continuation Step Up” below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).

RiverSource Signature Select Variable Annuity — Prospectus    143

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:
•	Investment Allocation Restrictions: You must elect one of the approved investment options if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer funds”). We reserve the right to add, remove, or substitute approved investment options in the future. If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see “Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with the Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.
•	Rider A — Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.
You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:
•	Tax Considerations for Non-Qualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable to the extent of earnings. Withdrawals before age 59½ may also incur a 10% IRS early withdrawal penalty.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:
(1)	If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.
(2)	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
(3)	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.
(4)	Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.
The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:
(1)	determined by us each calendar year;
(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

144     RiverSource Signature Select Variable Annuity — Prospectus

(3)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.
Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;
The terms “Guaranteed Benefit Amount” and “Remaining Benefit Amount” are described below. Each is used in the operation of the GBP, the RBP, the elective step up, the annual step up, the special spousal continuation step up and the Guaranteed Withdrawal Benefit Annuity Payout Option.
Guaranteed Benefit Amount
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, , adjusted for subsequent purchase payments, , partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.
The GBA is determined at the following times:
•	At contract issue — the GBA is equal to the initial purchase payment;
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;
•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).
•	When you make a partial withdrawal:
(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

RiverSource Signature Select Variable Annuity — Prospectus    145

(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:
(c)	under the original rider in a contract year after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.
The RBA is determined at the following times:
•	At contract issue — the RBA is equal to the initial purchase payment;
•	When you make additional purchase payments — each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;
•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).
•	When you make a partial withdrawal:
(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
(c)	under the original rider after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
RBA Excess Withdrawal Processing
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment’s RBA in the following manner:
The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.
Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.
Rider A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

146     RiverSource Signature Select Variable Annuity — Prospectus

Rider B: Under both the original and enhanced riders, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.
Remaining Benefit Payment
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.
Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.
Each additional purchase payment has its own RBP established equal to that payment’s GBP. The total RBP is equal to the sum of the individual RBPs.
Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.
Elective Step Up (under the original rider only)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.
The elective step up is subject to the following rules:
•	if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;
•	if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;
•	if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the “Guaranteed Benefit Amount” and “Remaining Benefit Amount” headings above; and
•	you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.
You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.
Rider A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:
•	The effective date of the elective step up is the valuation date we receive your written request to step up.
•	The RBA will be increased to an amount equal to the contract value (after charges are deducted) on the valuation date we receive your written request to step up.
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value (after charges are deducted) on the valuation date we receive your written request to step up.
•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.
•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.
Rider B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:
•	The effective date of the elective step up is the contract anniversary.
•	The RBA will be increased to an amount equal to the contract anniversary value (after charges are deducted).
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value (after charges are deducted).
•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.
•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

RiverSource Signature Select Variable Annuity — Prospectus    147

Annual Step Up (under the enhanced rider only)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.
•	The annual step up is subject to the following rules:
•	The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.
•	If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;
•	You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.
The annual step up will be determined as follows:
•	The RBA will be increased to an amount equal to the contract value (after charges are deducted) on the step up date.
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value (after charges are deducted) on the step up date.
•	The GBP will be calculated as described earlier, but based on the increased GBA and RBA.
•	The RBP will be reset as follows:
(a)	Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.
Spousal Continuation and Special Spousal Continuation Step Up
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
Rider A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse’s election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse’s written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.
It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

148     RiverSource Signature Select Variable Annuity — Prospectus

Rider B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse’s written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse’ written request to continue the contract and the death benefit that would otherwise have been paid.
Guaranteed Withdrawal Benefit Annuity Payout Option
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit. Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
If Contract Value Reduces to Zero
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:
•	you will be paid according to the annuity payout option described above;
•	we will no longer accept additional purchase payments;
•	you will no longer be charged for the rider;
•	any attached death benefit riders will terminate; and
•	the death benefit becomes the remaining payments under the annuity payout option described above.
If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.
Example of the Guarantor Withdrawal Benefit (applies to Rider A and Rider B)
Assumptions:
•	You purchase the contract with a payment of $100,000.

The Guaranteed Benefit Amount (GBA) equals your purchase payment:	$100,000
The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
0.07 × $100,000=	$ 7,000
The Remaining Benefit Amount (RBA) equals your purchase payment:	$100,000
On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$110,000
The GBA equals 100% of your contract value:	$110,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $110,000=	$ 7,700
During the fourth contract year you decide to take a partial withdrawal of $7,700.
You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
$110,000 – $7,700=	$102,300
The GBA equals the GBA immediately prior to the partial withdrawal:	$110,000
The GBP equals 7% of your GBA:
0.07 × $110,000=	$ 7,700
On the fourth contract anniversary you make an additional purchase payment of $50,000.
The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
$102,300+$50,000=	$152,300
The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
$110,000+$50,000=	$160,000
The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:

RiverSource Signature Select Variable Annuity — Prospectus    149

$7,700+$3,500=	$ 11,200
On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$200,000
The GBA equals 100% of your contract value:	$200,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $200,000=	$ 14,000
During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
(1) your contract value immediately following the partial withdrawal;
$230,000 – $20,000=	$210,000
(2) your prior RBA less the amount of the partial withdrawal.
$200,000 – $20,000=	$180,000
Reset RBA = lesser of (1) or (2) =	$180,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
(2) your contract value immediately following the partial withdrawal;
$230,000 – $20,000=	$210,000
Reset GBA = lesser of (1) or (2) =	$200,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $200,000=	$ 14,000
During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
(1) your contract value immediately following the partial withdrawal;
$175,000 – $25,000=	$150,000
(2) your prior RBA less the amount of the partial withdrawal.
$180,000 – $25,000=	$155,000
Reset RBA = lesser of (1) or (2) =	$150,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
(2) your contract value immediately following the partial withdrawal;
$175,000 – $25,000=	$150,000
Reset GBA = lesser of (1) or (2) =	$150,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $150,000=	$ 10,500

150     RiverSource Signature Select Variable Annuity — Prospectus

Appendix K: Income Assurer Benefit Riders
The following three optional Income Assurer Benefit riders were available under your contract if you your contract application was signed prior to May 1, 2007. These riders are no longer available for purchase.
•	Income Assurer Benefit – MAV;
•	Income Assurer Benefit – 5% Accumulation Benefit Base; or
•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.
The general information in this section applies to each Income Assurer Benefit rider. This section is followed by a description of each specific Income Assurer Benefit rider and how it is calculated.
You should consider whether an Income Assurer Benefit rider is appropriate for you because:
•	you must participate in the PN program if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program”). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see “Making the Most of Your Contract — Asset Allocation Program”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The PN program and the asset allocation program limit your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider.
•	if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit is appropriate for you (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit rider with a qualified annuity;
•	you must hold the Income Assurer Benefit for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;
•	the 10-year waiting period may be restarted if you elect to change the PN program investment option to one that causes the rider charge to increase (see “Charges — Income Assurer Benefit”);
•	the Income Assurer Benefit rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday; and
•	you can only exercise the Income Assurer Benefit within 30 days after a contract anniversary following the expiration of the 10-year waiting period.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.
If the Income Assurer Benefit rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit you select (see “Charges — Income Assurer Benefit Rider Fee”). The effective date of the rider will be the contract issue date. The Guarantor Withdrawal Benefit for life, Guarantor Withdrawal Benefit and the Accumulation Protector Benefit riders are not available with any Income Assurer Benefit rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether an Income Assurer Benefit rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your investment professional whether an Income Assurer Benefit rider is appropriate for your situation.

RiverSource Signature Select Variable Annuity — Prospectus    151

Here are some general terms that are used to describe the Income Assurer Benefit riders in the sections below:
Guaranteed Income Benefit Base: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.
Excluded Investment Options: These investment options are listed in your contract under contract data and will include the Columbia Variable Portfolio – Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders’ variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
Excluded Payments: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.
Proportionate Adjustments for Partial Withdrawals: These are calculated as the product of (a) times (b) where:
(a)	is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior to) the partial withdrawal, and
(b)	is the benefit on the date of (but prior to) the partial withdrawal.
Protected Investment Options: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
Waiting Period: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your PN program investment option to one that causes the rider charge to increase.
The following are general provisions that apply to each Income Assurer Benefit:
Exercising the Rider
Rider exercise conditions are:
•	you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;
•	the annuitant on the annuitization start date must be between 50 to 86 years old; and
•	you can only take an annuity payment in one of the following annuity payout plans:

Plan A	—	Life Annuity – No Refund;
Plan B	—	Life Annuity with Ten or Twenty Years Certain;
Plan D	—	Joint and Last Survivor Life Annuity – No Refund;
	—	Joint and Last Survivor Life Annuity with Twenty Years Certain; or
Plan E	—	Twenty Years Certain.
After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.
If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.
•	If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.
•	If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

152     RiverSource Signature Select Variable Annuity — Prospectus

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see “The Annuity Payout Period — Annuity Tables.”) Your annuity payouts remain fixed for the lifetime of the annuity payout period.
First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
P t-1 (1 + i)	=	Pt
1.05

P t-1	=	prior annuity payout
P t	=	current annuity payout
i	=	annualized subaccount performance
Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.
(1)	For all other contracts, the guaranteed annuity purchase rates are based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate.
Terminating the Rider
Rider termination conditions are:
•	you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;
•	you may terminate the rider any time after the expiration of the waiting period;
•	the rider will terminate on the date you make a full surrender from the contract, or annuitization begins, or on the date that a death benefit is payable; and
•	the rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.
You may select one of the Income Assurer Benefit riders described below:
Income Assurer Benefit – MAV
The guaranteed income benefit base for the Income Assurer Benefit – MAV is the greater of these three values:
1.	contract value; or
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or
3.	the maximum anniversary value.
Maximum Anniversary Value (MAV) — is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:
(a)	current contract value; or
(b)	total payments made to the contract minus proportionate adjustments for partial surrenders.
Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:
1.	contract value less the market value adjusted excluded payments; or
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders; or
3.	the MAV, less market value adjusted excluded payments.

RiverSource Signature Select Variable Annuity — Prospectus    153

Market Value Adjusted Excluded Payments are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.
Income Assurer Benefit – 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – 5% Accumulation Benefit Base is the greater of these three values:
1.	contract value; or
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or
3.	the 5% variable account floor.
5% Variable Account Floor – is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.
The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:
•	the total purchase payments made to the protected investment options minus adjusted partial surrenders and transfers from the protected investment options; plus
•	an amount equal to 5% of your initial purchase payment allocated to the protected investment options.
On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant’s 81st birthday, we increase the variable account floor by adding the amount (“roll-up amount”) equal to 5% of the prior contract anniversary’s variable account floor.
The amount of purchase payment surrendered from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:
(a)	is the amount of purchase payment in the investment options being surrendered or transferred on the date of but prior to the current surrender or transfer; and
(b)	is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.
The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant’s 81st birthday is zero.
Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.
If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted surrender or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:
(a)	is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and
(b)	is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and
(c)	is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)]to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:
1.	contract value less the market value adjusted excluded payments (described above); or
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders; or

154     RiverSource Signature Select Variable Annuity — Prospectus

3.	the 5% variable account floor, less 5% adjusted excluded payments.
5% Adjusted Excluded Payments are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.
Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:
1.	the contract value;
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;
3.	the MAV (described above); or
4.	the 5% variable account floor (described above).
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of:
1.	contract value less the market value adjusted excluded payments (described above);
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders;
3.	the MAV, less market value adjusted excluded payments (described above); or
4.	the 5% variable account floor, less 5% adjusted excluded payments (described above).
Examples of the Income Assurer Benefit Riders
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract’s standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. The contract values shown are hypothetical and do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as “protected investment options”) and the fees and charges that apply to your contract.
For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity – No Refund.
Remember that the riders require you to participate in the PN program. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio – Cash Management Fund, and if available under the contract, GPAs and/or the one-year fixed account). Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit – 5% Accumulation Benefit Base rider and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.
Assumptions:
You purchase the contract during the 2006 calendar year with a payment of $100,000; and
•	you invest all contract value in the subaccounts (protected investment options); and
•	you make no additional purchase payments, partial surrenders or changes in PN program investment option; and
•	the annuitant is male and age 55 at contract issue; and
•	the joint annuitant is female and age 55 at contract issue.

RiverSource Signature Select Variable Annuity — Prospectus    155

Example — Income Assurer Benefit – MAV
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	Maximum Anniversary Value (MAV)(1)	Guaranteed Income Benefit Base – MAV(2)
1	$ 108,000	$100,000	$ 108,000	$ 108,000
2	125,000	none	125,000	125,000
3	132,000	none	132,000	132,000
4	150,000	none	150,000	150,000
5	85,000	none	150,000	150,000
6	121,000	none	150,000	150,000
7	139,000	none	150,000	150,000
8	153,000	none	153,000	153,000
9	140,000	none	153,000	153,000
10	174,000	none	174,000	174,000
11	141,000	none	174,000	174,000
12	148,000	none	174,000	174,000
13	208,000	none	208,000	208,000
14	198,000	none	208,000	208,000
15	203,000	none	208,000	208,000
(1)	The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – MAV does not create contract value or guarantee the performance of any investment option.
Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – MAV Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – MAV Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	174,000	812.58	814.32
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

156     RiverSource Signature Select Variable Annuity — Prospectus

Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – MAV Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – MAV Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	174,000	657.72	650.76
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.
Example — Income Assurer Benefit – 5% Accumulation Benefit Base
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	5% Accumulation Benefit Base(1)	Guaranteed Income Benefit Base – 5% Accumulation Benefit Base(2)
1	$ 108,000	$100,000	$ 105,000	$ 108,000
2	125,000	none	110,250	125,000
3	132,000	none	115,763	132,000
4	150,000	none	121,551	150,000
5	85,000	none	127,628	127,628
6	121,000	none	134,010	134,010
7	139,000	none	140,710	140,710
8	153,000	none	147,746	153,000
9	140,000	none	155,133	155,133
10	174,000	none	162,889	174,000
11	141,000	none	171,034	171,034
12	148,000	none	179,586	179,586
13	208,000	none	188,565	208,000
14	198,000	none	197,993	198,000
15	203,000	none	207,893	207,893
(1)	The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

RiverSource Signature Select Variable Annuity — Prospectus    157

Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – 5% RF Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – 5% RF Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	171,034	778.20	779.91
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	198,000	974.16	976.14
15	203,000	1,025.15	1,027.18	207,893	1,049.86	1,051.94
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions				IAB – 5% RF Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – 5% RF Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	171,034	632.83	625.98
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	198,000	786.06	778.14
15	203,000	826.21	818.09	207,893	846.12	837.81
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

158     RiverSource Signature Select Variable Annuity — Prospectus

Example — Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	Maximum Anniversary Value(1)	5% Accumulation Benefit Base(1)	Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base(2)
1	$ 108,000	$100,000	$ 108,000	$ 105,000	$ 108,000
2	125,000	none	125,000	110,250	125,000
3	132,000	none	132,000	115,763	132,000
4	150,000	none	150,000	121,551	150,000
5	85,000	none	150,000	127,628	150,000
6	121,000	none	150,000	134,010	150,000
7	139,000	none	150,000	140,710	150,000
8	153,000	none	153,000	147,746	153,000
9	140,000	none	153,000	155,133	155,133
10	174,000	none	174,000	162,889	174,000
11	141,000	none	174,000	171,034	174,000
12	148,000	none	174,000	179,586	179,586
13	208,000	none	208,000	188,565	208,000
14	198,000	none	208,000	197,993	208,000
15	203,000	none	208,000	207,893	208,000
(1)	The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.
Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – Max Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – Max Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

RiverSource Signature Select Variable Annuity — Prospectus    159

Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – Max Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – Max Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

160     RiverSource Signature Select Variable Annuity — Prospectus

Appendix L: Example — Accumulation Protector Benefit Rider
Example — Accumulation Protector Benefit Rider
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
Assumptions:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Initial payment Accumulation Benefit Amount	100,000 Hypothetical Assumed Contract Value
1	$ 0	$ 0	$ 100,000	$ 0	$ 112,000
2	0	0	102,400	0	128,000
3	0	0	108,000	0	135,000
4	0	0	108,000	0	125,000
5	0	0	108,000	0	110,000
6	2,000	1,964	106,036	0	122,000
7	0	0	112,000	0	140,000
8	0	0	112,000	0	121,000
9	5,000	4,628	107,372	0	98,000
10	0	0	107,372	22,372	85,000

RiverSource Signature Select Variable Annuity — Prospectus    161

Appendix M: SecureSource Rider Disclosure
SecureSource Rider
There are two optional SecureSource riders available under your contract:
•	SecureSource – Single Life; or
•	SecureSource – Joint Life.
The information in this section applies to both SecureSource riders, unless otherwise noted.
The SecureSource – Single Life rider covers one person. The SecureSource – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource rider is an optional benefit that you may select for an additional annual charge if:
•	your contract application was signed on or after May 1, 2007; and
•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource rider is not available under an inherited qualified annuity.
The SecureSource rider guarantees (unless the rider is terminated. See “Rider Termination” heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:
•	Single Life: you have recovered at minimum all of your purchase payments or, if later, until death (see “At Death” heading below) — even if the contract value is zero.
•	Joint Life: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below), even if the contract value is zero.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.
Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:
(1)	The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See “Rider Termination” heading below). Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP)", “Remaining Benefit Payment (RBP)", “Guaranteed Benefit Amount (GBA)” and “Remaining Benefit Amount (RBA).” See these headings below for more information.
(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:
•	Single Life: death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below);
•	Joint Life: death of the last surviving covered spouse (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below).
Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP)”, “Remaining Annual Lifetime Payment (RALP)”, “Single Life only: Covered Person”, “Joint Life only: Covered Spouses” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.
Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:
•	Single Life: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);
•	Joint Life: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

162     RiverSource Signature Select Variable Annuity — Prospectus

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:
•	Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;
•	After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.
If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:
•	Single Life: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;
•	Joint Life: the guaranteed amounts available for withdrawal will not decrease.
If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.
If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).
The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).
If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.
You should consider whether a SecureSource rider is appropriate for you because:
•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
(a)	Single Life: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

RiverSource Signature Select Variable Annuity — Prospectus    163

(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.
(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on
(i)	Single Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change; or
(ii)	Joint Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below).
Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer funds.”) You may allocate qualifying purchase payments to the DCA fixed account, when available (see “DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.
After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:
(a)	the total GBA will be reset to the lesser of its current value or the contract value; and
(b)	the total RBA will be reset to the lesser of its current value or the contract value; and
(c)	the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and
(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and
(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and
(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Limitations on Purchase of Other Riders under your Contract: You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the SecureSource rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract

164     RiverSource Signature Select Variable Annuity — Prospectus

upon the owner’s death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Key terms and provisions of the SecureSource rider are described below:
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Waiting period: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.
Guaranteed Benefit Amount (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
The GBA is determined at the following times, calculated as described:
•	At contract issue — the GBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

RiverSource Signature Select Variable Annuity — Prospectus    165

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.
(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
The RBA is determined at the following times, calculated as described:
•	At contract issue — the RBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.
(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.

166     RiverSource Signature Select Variable Annuity — Prospectus

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.
The GBP is determined at the following times, calculated as described:
•	At contract issue — the GBP is established as 7% of the GBA value.
•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.
•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBP remains unchanged.
(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.
The RBP is determined at the following times, calculated as described:
•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.
•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).
•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.
•	When you make any withdrawal — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.
Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

RiverSource Signature Select Variable Annuity — Prospectus    167

Annual Lifetime Payment Attained Age (ALPAA):
•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.
Annual Lifetime Payment (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:
•	Single Life: death; or
•	Joint Life: death of the last surviving covered spouse; or
•	the RBA is reduced to zero.
The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.
During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.
The ALP is determined at the following times:
•	Single Life: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.
•	Joint Life: The ALP is established as 6% of the total RBA on the earliest of the following dates:
(a)	the rider effective date if the younger covered spouse has already reached age 65.
(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.
(c)	upon the first death of a covered spouse, then
(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or
(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or
(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.
(d)	Following dissolution of marriage of the covered spouses,
(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or
(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.
•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	Single Life: At spousal continuation or contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the RALP — the ALP remains unchanged.
(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
20% Rider Credit (for contracts with applications signed on or after June 1, 2008)
If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

168     RiverSource Signature Select Variable Annuity — Prospectus

Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.
The maximum enhanced lifetime base at any time is $5,000,000.
If the enhanced lifetime base is greater than zero, then it will:
•	increase by the amount of any purchase payments received on or after the third rider anniversary.
•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.
•	be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.
If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:
•	The total RBA is reduced to zero.
•	You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.
The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.
Increase in ALP because of the Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The RALP is established at the same time as the ALP, and:
(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.
(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.
•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.
•	At the beginning of any other contract year — the RALP is set equal to ALP.
•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the purchase payment amount.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make any withdrawal — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

RiverSource Signature Select Variable Annuity — Prospectus    169

Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.
Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.
The annual step up may be available as described below, subject to the following rules:
•	The annual step up is effective on the step up date.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.
•	On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day. If you request an elective step up or the elective spousal continuation step up on or after Dec. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time (see “Optional Living benefit Charges — SecureSource Rider fee”). Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.
The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value (after charges are deducted) on the step up date.

170     RiverSource Signature Select Variable Annuity — Prospectus

•	The RALP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.
(b)	At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource – Single Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:
•	The GBA, RBA and GBP values remain unchanged.
•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource – Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.
Spousal Continuation Step Up: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.
Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.
If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or

RiverSource Signature Select Variable Annuity — Prospectus    171

(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or
(c)	Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or
(c)	Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:
•	Single Life: covered person;
•	Joint Life: last surviving covered spouse.
Under any of these scenarios:
•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate; and
•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The SecureSource rider and the contract will terminate under either of the following two scenarios:
•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.
•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.
At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

172     RiverSource Signature Select Variable Annuity — Prospectus

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.
If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.
If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change:
Single Life: If the contract changes ownership (see “Changing Ownership”), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.
Guaranteed Withdrawal Benefit Annuity Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

RiverSource Signature Select Variable Annuity — Prospectus    173

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
Rider Termination
The SecureSource rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.
2.	Joint Life: After the death benefit is payable the rider will terminate if:
(a)	any one other than a covered spouse continues the contract, or
(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.
3.	Annuity payouts under an annuity payout plan will terminate the rider.
4.	Termination of the contract for any reason will terminate the rider.
5.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

174     RiverSource Signature Select Variable Annuity — Prospectus

Appendix N: SecureSource 20 Rider Disclosure
Securesource 20 Rider
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.
There are two optional SecureSource 20 riders available under your contract:
•	SecureSource 20 — Single Life; or
•	SecureSource 20 — Joint Life.
The information in this section applies to both Secure Source 20 riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 20 — Single Life rider covers one person. The SecureSource 20 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 — Single Life rider or the SecureSource 20 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and
•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource 20 riders are not available under an inherited qualified annuity.
The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:
•	Single Life: until death (see “At Death” heading below) or until the depletion of the basic benefit.
•	Joint Life: until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below) or until the depletion of the basic benefit.
Key Terms
The key terms associated with the SecureSource 20 rider are:
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (Joint Life: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.
Annual Lifetime Payment Attained Age (ALPAA): the age at which the lifetime benefit is established.
Enhanced Lifetime Base (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.
Guaranteed Benefit Amount (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
Guaranteed Benefit Payment (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.

RiverSource Signature Select Variable Annuity — Prospectus    175

Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.
Remaining Benefit Amount (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
Remaining Benefit Payment (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.
Waiting period: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.
Withdrawal Adjustment Base (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Description of the SecureSource 20 Rider
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.
The lifetime withdrawal benefit is established automatically:
•	Single Life: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);
•	Joint Life: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).
The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.
If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.
If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.
At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Withdrawals”).
Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.

176     RiverSource Signature Select Variable Annuity — Prospectus

Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).
The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.
Important SecureSource 20 Rider Considerations
You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
(a)	Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see “At Death” heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.
(c)	If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit’s RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. We have the right to add, remove, or substitute approved investment options in the future. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target

RiverSource Signature Select Variable Annuity — Prospectus    177

investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.
After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:
(a)	the total GBA will be reset to the contract value, if your contract value is less; and
(b)	the total RBA will be reset to the contract value, if your contract value is less; and
(c)	the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under “GBP Percentage and ALP Percentage” heading below) times the contract value, if this amount is less than the current ALP; and
(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and
(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and
(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and
(g)	the WAB will be reset as follows:
•	if the ALP has not been established, the WAB will be equal to the reset GBA.
•	if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and
(h)	the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource 20 – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource 20 – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

178     RiverSource Signature Select Variable Annuity — Prospectus

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Basic Benefit Description
The GBA and RBA are determined at the following times, subject to the maximum amount of $5,000,000, calculated as described:
•	At contract issue — the GBA and RBA are equal to the initial purchase payment.
•	When you make additional purchase payments — If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you take a withdrawal during the waiting period — the total GBA and total RBA will be set equal to zero until the end of the waiting period.
•	When you take a withdrawal after the waiting period and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged, and each payment’s RBA is reduced in proportion to its RBP.
(b)	greater than the total RBP — excess withdrawal processing will be applied to the GBA and RBA.
•	On the rider anniversary at the end of the waiting period — If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.
If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.
•	Upon certain changes to your PN program investment options under the PN program as described under “Use of Portfolio Navigator Program Required,” above.
Gba Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

RiverSource Signature Select Variable Annuity — Prospectus    179

RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
GBP Percentage and ALP Percentage: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:
During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:
1	—	(a/b)
a	=	contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:
(1)	when the RBA Payout Option is elected, or
(2)	if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or
(3)	when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.
Withdrawal Adjustment Base (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,
The WAB is determined at the following times, calculated as described:
•	At Rider Effective Date — the WAB is set equal to the initial purchase payment.
•	When a subsequent purchase payment is made — before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken — if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.
Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).
(A)	The WAB is reduced by an amount as calculated below:

a × b	where:
c

a	=	the amount the contract value is reduced by the withdrawal
b	=	WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.

180     RiverSource Signature Select Variable Annuity — Prospectus

(B)	If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.
If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.
•	On rider anniversaries — unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:
(A)	If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.
(B)	If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.
•	Upon certain changes to your PN program investment option as described under “Use of Portfolio Navigator Program Required,” above.
•	On the later of the third rider anniversary or the rider anniversary when the ALP is established — unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.
(A)	The ELB, minus
(B)	the greater of:
i)	your contract value, or
ii)	the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).
Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment’s GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.
Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.
The RBP is determined at the following times, calculated as described:
•	During the waiting period — the RBP will be zero.
•	At the beginning of any contract year after the waiting period and when the GBP Percentage changes — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments after the waiting period — each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.
•	At step up — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When you make any withdrawal after the waiting period — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Lifetime Benefit Description
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The

RiverSource Signature Select Variable Annuity — Prospectus    181

covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment Attained Age (ALPAA):
•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.
Annual Lifetime Payment (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:
•	Single Life: death; or
•	Joint Life: death of the last surviving covered spouse; or
•	the RBA is reduced to zero.
The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.
The ALP is determined at the following times:
•	Single Life: Initially the ALP is established on the earliest of the following dates:
(a)	the rider effective date if the covered person has already reached age 65.
(b)	the rider anniversary following the date the covered person reaches age 65,
–	if during the waiting period and no prior withdrawal has been taken; or
–	if after the waiting period.
(c)	the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.
If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.
•	Joint Life: Initially the ALP is established on the earliest of the following dates:
(a)	the rider effective date if the younger covered spouse has already reached age 65.
(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.
(c)	upon the first death of a covered spouse, then
(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or
(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or
(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.
(d)	Following dissolution of marriage of the covered spouses,
(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or
(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.
For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.
If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.
•	Whenever the ALP Percentage changes —
(a)	If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.
(b)	If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

182     RiverSource Signature Select Variable Annuity — Prospectus

•	When you make an additional purchase payment — Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.
•	When you make a withdrawal:
(a)	During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.
(b)	After the waiting period, if the amount withdrawn is:
(i) less than or equal to the RALP, the ALP is unchanged.
(ii) greater than the RALP, ALP excess withdrawal processing will occur.
If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.
•	On the rider anniversary at the end of the waiting period — If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (Joint Life: younger covered spouse) has reached age 65.
•	At step ups — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	Upon certain changes to your PN program investment option under the PN program as described under “Use of Portfolio Navigator Program Required,” above.
20% Rider Credit
If you do not make a withdrawal during the first three rider years and you don’t decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.
Enhanced Lifetime Base (ELB)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.
The maximum enhanced lifetime base at any time is $5,000,000.
If the enhanced lifetime base is greater than zero, then it will:
•	increase by the amount of any purchase payments received on or after the third rider anniversary.
•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.
•	be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.
If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:
•	The total RBA is reduced to zero.
•	You decline a rider fee increase.
The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.
Increase in ALP because of the Enhanced Lifetime Base
If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) multiplied by the contract value immediately following the withdrawal.

RiverSource Signature Select Variable Annuity — Prospectus    183

Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The RALP is established at the same time as the ALP, and:
(a)	During the waiting period — the RALP will be zero.
(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.
•	At the beginning of each contract year after the waiting period and when the ALP Percentage changes — the RALP is set equal to the ALP.
•	When you make additional purchase payments after the waiting period — each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).
•	At step ups — (see “Annual Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When you make any withdrawal after the waiting period — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The withdrawal is after the waiting period;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.
Annual Step Up: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.
The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:
•	You have not declined a rider fee increase.
•	If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.
•	On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

184     RiverSource Signature Select Variable Annuity — Prospectus

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be increased to the contract value (after charges are deducted) on the rider anniversary, if the contract value is greater.
•	The total GBA will be increased to the contract value (after charges are deducted) on the rider anniversary, if the contract value is greater.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period, the RBP will not be affected by the step up.
(b)	After the waiting period, the RBP will be reset to the increased GBP.
•	The ALP will be increased to the contract value (after charges are deducted) on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if greater than the current ALP.
•	The RALP will be reset as follows:
(a)	During the waiting period, the RALP will not be affected by the step up.
(b)	After the waiting period, the RALP will be reset to the increased ALP.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life:If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 20 — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Annual Step-Up” heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If Contract Value Reduces to Zero: If the contract value reduces to zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

RiverSource Signature Select Variable Annuity — Prospectus    185

We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:
•	Single Life: covered person;
•	Joint Life: last surviving covered spouse.
Under any of these scenarios:
•	The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate;
•	In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.
•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and
•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:
•	If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.
•	If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.
At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.
If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.
If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

186     RiverSource Signature Select Variable Annuity — Prospectus

•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Remaining Benefit Amount (RBA) Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.
This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
Rider Termination
The SecureSource 20 rider cannot be terminated either by you or us except as follows:
1.	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
2.	Single Life: After the death benefit is payable, continuation of the contract will terminate the rider.
3.	Joint Life: After the death benefit is payable the rider will terminate if:
(a)	any one other than a covered spouse continues the contract, or
(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.
4.	Annuity payouts under an annuity payout plan will terminate the rider.
5.	You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See “Charges — SecureSource 20 rider fee”).
6.	When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.
7.	Termination of the contract for any reason will terminate the rider.
8.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.
For an example, see Appendix D.

RiverSource Signature Select Variable Annuity — Prospectus    187

Appendix O: SecureSource Stages Rider Disclosure
Securesource Stages Riders
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:
•	If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;
•	If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;
•	If you take a withdrawal and later choose to allocate your contract value to an investment option that is more aggressive than the target investment option.
•	If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).
The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.
At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.
Availability
There are two optional SecureSource Stages riders available under your contract:
•	SecureSource Stages – Single Life
•	SecureSource Stages – Joint Life
The information in this section applies to both SecureSource Stages riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource Stages — Single Life rider covers one person. The SecureSource Stages — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages — Single Life rider or the SecureSource Stages — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and
•	Single Life: you are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource Stages riders are not available under an inherited qualified annuity.

188     RiverSource Signature Select Variable Annuity — Prospectus

The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
Key Terms
The key terms associated with the SecureSource Stages rider are:
Age Bands: Each age band is associated with a set of lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.
Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Excess Withdrawal: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.
Excess Withdrawal Processing: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.
Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.
Rider Credit: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.
Waiting Period: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

RiverSource Signature Select Variable Annuity — Prospectus    189

Important SecureSource Stages Rider Considerations
You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model portfolio changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.
After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource Stages — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon

190     RiverSource Signature Select Variable Annuity — Prospectus

the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource Stages — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

RiverSource Signature Select Variable Annuity — Prospectus    191

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.
Remaining Annual Lifetime Payment (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.
For ages:
•	50-58, percentage A is 4% and percentage B is 3%.
•	59-64, percentage A is 5% and percentage B is 4%.
•	65-79, percentage A is 6% and percentage B is 5%.
•	80 and older, percentage A is 7% and percentage B is 6%.
The age band for the lifetime payment percentage is determined at the following times:
•	When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouses attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouses subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)
•	Upon annual step-ups (see “Annual step ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.
The following determines whether Percentage A or Percentage B is used for each applicable age band:
During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).

192     RiverSource Signature Select Variable Annuity — Prospectus

After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.
On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:
1– (a/b) where:
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.
Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:
•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or
•	when the contract value reduces to zero, or
•	on the date of death (Joint Life: remaining covered spouse’s date of death) when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:
•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.
•	When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.
•	Whenever a withdrawal is taken after the waiting period:
(a)	the WAB will be reduced by the “adjustment for withdrawal,” as defined below.
(b)	if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.
(c)	if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.
(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:
The PBG will be reset to the lesser of:
(i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or
(ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:
a × b	where:
c

a	=	the amount of the withdrawal minus the RALP
b	=	the PBG minus the RALP on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal minus the RALP

RiverSource Signature Select Variable Annuity — Prospectus    193

The BB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:
g × h	where:
i

g	=	the amount the contract value is reduced by the withdrawal
h	=	the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal
I	=	the contract value on the date of (but prior to) the withdrawal.
Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.
•	On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.
•	The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.
Rider Credits: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.
Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3rd rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.
The annual step-up will be executed on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The withdrawal is after the waiting period;

194     RiverSource Signature Select Variable Annuity — Prospectus

•	The annual lifetime payment is available;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum account values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

RiverSource Signature Select Variable Annuity — Prospectus    195

At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the principal back guarantee available under this rider, or
•	continue the contract and the SecureSource Stages rider under the spousal continuation option.
For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:
•	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.
•	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.
•	In either of the above cases:
•	After the date of death, there will be no additional rider credits or annual step-ups.
•	The lifetime payment percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
On the date of death (Joint Life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.
If the PBG equals zero, the benefit terminates. No further payments are made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Assignment: If allowed by state law, an assignment is subject to our approval.
Annuity Provisions: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Stages rider cannot be terminated either by you or us except as follows:
•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.

196     RiverSource Signature Select Variable Annuity — Prospectus

•	You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See “Charges — SecureSource Stages rider fee”)
•	When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.

RiverSource Signature Select Variable Annuity — Prospectus    197

Appendix P: Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up
Example — Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up
Assumptions:
This example assumes that the covered person (for joint life, younger covered spouse) is 65 or older and there are no additional purchase payments or withdrawals.
•	You own a RiverSource variable annuity with a withdrawal benefit rider. You are currently invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2) (a Portfolio Navigator fund) with a current rider fee of 0.65%.
Your Contract Value (CV) is $100,000 and your withdrawal benefit rider currently provides the following benefits:
1)	You can withdraw $6,000 a year for the rest of your life. This is your Annual Lifetime Payment. Or
2)	You can withdraw $7,000 a year until you have withdrawn a total of $100,000. This is your Guaranteed Benefit Payment.
Based on your current CV, you will pay a rider fee of approximately $650 on your next annuity contract anniversary.
•	The annual fee for this rider has increased to 0.95% for clients invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2).
The following compares certain options available to you. Changes to rider values or fees are presented for two different scenarios where your CV increases to either $110,000 or $101,000 over the contract year:
1) Elect to lock in your contract gains to your benefit values (step up):
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60
Increase in Guaranteed Benefit Payment	$700	$70
Increase in Annual Rider Fee	0.30%	0.30%
Increase in Annual Contract Charge	$330	$303
Automatic step ups will continue on your next anniversary (if available under your rider).
2) Do not elect to lock in your contract gains (no step up):
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$0	$0
Increase in Guaranteed Benefit Payment	$0	$0
Increase in Annual Rider Fee	0%	0%
Increase in Annual Contract Charge	$65	$6.50
Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. On your next anniversary, you will again have the option to elect the step up (lock in contract gains)
3) Move to one of the Portfolio Stabilizer funds and elect the step up:
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60
Increase in Guaranteed Benefit Payment	$700	$70
Increase in Annual Rider Fee	0%	0%
Increase in Annual Contract Charge	$65	$6.50
Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. Automatic step ups will continue on your next anniversary (if available under your rider).
The above example is for illustrative purposes only. The assumptions and calculations used are not intended to be consistent with any one rider, but instead are intended to provide an idea of how different scenarios would operate. Your specific rider may use different calculations for fees or have different benefits available. For a full description and rules applicable to step up options under your rider, please see the “Optional Living Benefits” section.
Electing to step up may result in different increases to the annual rider charge relative to the increase in your rider values. You should weigh the resulting increased charge due to the step up versus the increases to your benefits to determine the option that is best for you.

198     RiverSource Signature Select Variable Annuity — Prospectus

Appendix Q: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts (if any) that were not available under your contract as of Dec. 31, 2015. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	16	16	40	43	67	—	—

AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13	$1.06
Accumulation unit value at end of period	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	39	41	47	90	114	144	126	108	110	112

AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40	$1.21
Accumulation unit value at end of period	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	42	83	95	159	183	201	201	210	226	247

AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83	$1.38
Accumulation unit value at end of period	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	512	715	918	1,503	1,866	1,831	6,541	7,308	4,293	2,708

American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06	$1.05
Accumulation unit value at end of period	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	631	794	1,080	1,265	1,696	2,227	2,371	2,313	3,777	4,080

American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54	$1.25
Accumulation unit value at end of period	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	8	10	10	25	25	20

American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	53	53	—	—	—	—	—

American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02	$1.07
Accumulation unit value at end of period	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	400	623	964	1,629	2,157	2,614	2,924	3,189	3,364	7,580

American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13
Accumulation unit value at end of period	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	22	24	26	28	29	34	33	2	1	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	14	22	23	53	55	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71
Accumulation unit value at end of period	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,001	1,182	1,522	2,453	2,709	3,592	4,017	4,256	4,540	5,152

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86	$1.57
Accumulation unit value at end of period	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	651	877	1,292	2,074	2,844	3,253	15,601	12,449	8,833	6,769

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04	$1.54
Accumulation unit value at end of period	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	248	321	407	542	716	670	2,782	3,582	2,132	1,922

RiverSource Signature Select Variable Annuity — Prospectus    199

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	833	888	1,253	1,361	1,536	2,911	5,788	1,365	513	401

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27	$1.16
Accumulation unit value at end of period	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	230	281	365	671	583	678	755	746	910	1,056

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	423	570	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19	$1.12
Accumulation unit value at end of period	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	97	110	133	166	215	256	9,864	5,119	4,197	1,896

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08	$1.05
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	745	933	1,027	1,128	1,322	2,221	22,157	16,780	14,001	8,025

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$1.00	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.92	$0.93	$1.00	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	20	20	20	25	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31	$1.20
Accumulation unit value at end of period	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	72	55	4

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18
Accumulation unit value at end of period	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	340	342	345	352	366	375	327	259	266	256

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	999	1,104	24	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,093	3,258	1,219	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,383	5,994	948	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,187	16,510	3,561	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17	$1.19
Accumulation unit value at end of period	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	44	59	40	41	31	32	32

Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	32	34	38	41	44	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57	$1.28
Accumulation unit value at end of period	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	—

200     RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33	$1.14
Accumulation unit value at end of period	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	5	9	9	17	17	9

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43	$1.22
Accumulation unit value at end of period	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	84	94	115	179	218	239	10,188	6,327	4,714	4

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17	$1.15
Accumulation unit value at end of period	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	320	428	560	681	944	1,141	3,618	1,927	1,780	2,023

Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	19	22	24	25	26	24	22	1	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29	$1.22
Accumulation unit value at end of period	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	11	11	13	15

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08	$1.05
Accumulation unit value at end of period	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85	129	198	331	415	473	599	748	769	1,668

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05
Accumulation unit value at end of period	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	14	14	14	14	14	14	14	14	14

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	51	63	66	82	84	59	57	26	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52	$1.26
Accumulation unit value at end of period	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	8	8	4

Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	185	244	265	323	348	447	7,675	4,506	3,095	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49	$1.36
Accumulation unit value at end of period	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	995	1,560	2,260	3,270	4,207	5,203	8,488	13,235	12,095	12,306

Fidelity ® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14	$1.08
Accumulation unit value at end of period	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	111	126	172	274	277	297	307	324	356	370

Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07	$1.04
Accumulation unit value at end of period	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	676	873	1,187	1,483	1,880	2,375	11,682	8,946	9,111	3,611

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03	$1.83
Accumulation unit value at end of period	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	370	458	612	939	1,297	1,658	4,341	5,011	3,849	3,086

Fidelity ® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64	$1.41
Accumulation unit value at end of period	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	94	221	290	355	466	480	518	572	558	841

RiverSource Signature Select Variable Annuity — Prospectus    201

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64	$1.41
Accumulation unit value at end of period	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	517	738	919	1,250	1,647	1,877	2,165	2,664	3,166	3,383

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78	$1.52
Accumulation unit value at end of period	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	918	1,051	1,218	1,640	1,863	2,360	2,595	2,854	3,403	5,058

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29	$1.11
Accumulation unit value at end of period	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	11	13	13	22	23	21

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63	$0.59
Accumulation unit value at end of period	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	553	616	715	1,065	1,480	1,935	2,168	2,355	2,757	3,378

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11
Accumulation unit value at end of period	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	348	412	543	709	883	932	7,523	5,803	5,914	3,641

FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45	$1.20
Accumulation unit value at end of period	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	53	165	210	224	241	215	211	232	168	19

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93	$2.56
Accumulation unit value at end of period	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93
Number of accumulation units outstanding at end of period (000 omitted)	258	321	434	648	967	1,131	2,893	3,112	3,200	2,732

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03	$0.93
Accumulation unit value at end of period	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	141	177	232	306	629	876	1,023	1,018	1,360	1,467

Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46	$1.28
Accumulation unit value at end of period	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	875	1,149	1,695	2,833	3,854	4,490	9,591	10,469	9,083	8,762

Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	36	83	87	48	48	33	14	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	168	183	216	291	359	385	15,819	5,951	3,303	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25	$1.14
Accumulation unit value at end of period	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	45	53	84	126	168	188	206	229	285	322

Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	125	127	189	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35	$1.22
Accumulation unit value at end of period	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	468	591	768	914	1,182	1,467	1,562	1,691	1,576	1,684

202     RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	151	189	235	321	409	448	17,145	12,315	8,645	—

MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—

MFS ® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	54	55	79	88	104	111	112

MFS ® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28	$1.16
Accumulation unit value at end of period	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	549	606	679	784	866	1,476	1,492	1,568	1,781	1,861

MFS ® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07	$1.60
Accumulation unit value at end of period	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	25	28	39	40	40	56	56	49	53	71

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	32	82	97	112	134	174	3,671	4,330	1,772	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	5	5	6	8	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15	$1.58
Accumulation unit value at end of period	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	11	29	36	40	53	66	86	120	119	150

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21	$1.14
Accumulation unit value at end of period	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	454	737	1,060	1,489	1,933	2,305	2,318	2,536	2,419	2,780

Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66	$1.43
Accumulation unit value at end of period	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	163	205	334	488	627	986	964	930	941	968

Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36	$1.28
Accumulation unit value at end of period	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	847	1,072	1,331	1,712	2,236	2,721	14,510	11,434	9,968	5,557

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48	$1.31
Accumulation unit value at end of period	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	152	190	231	265	286	342	389	373	359	380

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	116	146	167	213	254	274	8,749	10,160	8,295	—

Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.15
Accumulation unit value at end of period	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	59	58	70	146	164	203	188	228	215	272

Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96	$0.76
Accumulation unit value at end of period	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,022	1,079	1,329	1,684	2,058	2,733	2,965	3,093	3,625	4,123

RiverSource Signature Select Variable Annuity — Prospectus    203

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	325	381	481	605	738	864	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45	$1.25
Accumulation unit value at end of period	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	7	17	17	17	18	20	1,199

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,226	1,506	2,138	1,868	2,958	2,845	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,202	14,359	20,789	24,028	29,473	35,540	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	202	238	305	347	383	489	15,152	6,045	5,763	4,338

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,377	3,220	3,359	5,113	4,906	2,696	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,824	12,123	16,964	22,457	20,689	20,921	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.54	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	217	244	308	429	512	577	20,058	11,908	7,074	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	236	265	330	447	565	622	21,293	10,481	6,624	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,030	37,316	34,973	34,689	33,733	30,458	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,399	92,509	113,322	121,846	127,883	131,141	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,452	15,382	20,106	22,947	26,527	25,767	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,634	34,651	47,799	56,793	66,149	77,624	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,810	5,474	5,773	7,042	7,018	6,557	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,307	16,664	20,838	22,904	25,656	24,507	—	—	—	—

204     RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57	$1.32
Accumulation unit value at end of period	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	334	441	626	1,053	1,423	1,652	1,946	2,163	2,437	2,461

Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09
Accumulation unit value at end of period	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95	$1.44
Accumulation unit value at end of period	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	238	326	434	694	936	968	4,062	4,898	2,928	2,562

Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35	$1.27
Accumulation unit value at end of period	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	177	252	357	606	828	999	4,279	3,607	2,886	1,545
Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	28	28	28	28	28	28	—	—	—

AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27	$1.11
Accumulation unit value at end of period	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	115	80	96	91	130	124	89	113	168	170

AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36
Accumulation unit value at end of period	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	2,598	3,459	4,367	5,828	6,871	7,882	19,909	27,146	17,556	13,071

American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—
Accumulation unit value at end of period	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	—

American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01	$1.06
Accumulation unit value at end of period	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	786	1,028	1,510	2,194	2,936	4,147	5,039	6,040	6,538	19,124

American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12
Accumulation unit value at end of period	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4	4	12	12	87	16	16	19	24	29

ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	54	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24	$1.09
Accumulation unit value at end of period	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,344	1,817	2,998	3,922	5,131	7,801	9,323	10,215	10,759	11,734

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51	$1.29
Accumulation unit value at end of period	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	2,597	3,315	4,568	6,023	7,706	10,251	47,600	45,615	31,206	25,297

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01	$1.53
Accumulation unit value at end of period	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	961	1,160	1,490	1,624	2,042	2,330	8,001	12,125	7,826	7,742

RiverSource Signature Select Variable Annuity — Prospectus    205

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	763	1,089	1,541	1,683	2,045	2,910	11,536	5,320	3,584	1,771

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10
Accumulation unit value at end of period	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	418	531	726	790	1,037	1,429	3,043	3,808	4,514	5,751

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	954	1,414	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18	$1.11
Accumulation unit value at end of period	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	201	315	445	540	724	967	23,958	16,287	14,534	6,780

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06	$1.03
Accumulation unit value at end of period	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	895	1,248	1,772	2,131	2,517	3,451	52,732	52,913	49,906	27,709

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.97	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	49	49	49	70	70	70	21	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24	$1.14
Accumulation unit value at end of period	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	58	112	135	195	258	361	910	3,801	2,883	38

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25	$1.11
Accumulation unit value at end of period	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	20	178	185	188	198	211	155	94	147	142

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,759	1,710	256	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,743	6,866	1,870	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,007	13,017	1,196	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,802	33,518	2,310	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—
Accumulation unit value at end of period	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	145	167	3	98	69	—

Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27
Accumulation unit value at end of period	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	2	2

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21
Accumulation unit value at end of period	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	90	215	275	460	585	721	23,264	17,911	14,170	—

206     RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01	$0.99
Accumulation unit value at end of period	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	810	918	1,292	1,516	1,924	2,722	10,350	5,772	5,294	3,802

Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	44	44	44	47	33	32	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	8	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25
Accumulation unit value at end of period	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	27	24	21	19	38	24	24

Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	125	216	320	383	562	719	17,706	14,635	11,432	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38	$1.27
Accumulation unit value at end of period	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,260	4,329	6,278	8,416	10,938	14,844	26,124	44,134	42,111	45,962

Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05	$1.03
Accumulation unit value at end of period	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,417	1,853	2,828	3,225	3,767	5,353	28,571	28,234	30,874	10,450

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55	$1.40
Accumulation unit value at end of period	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	564	749	940	1,346	1,681	2,112	10,749	15,569	9,998	6,670

Fidelity ® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48	$1.28
Accumulation unit value at end of period	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	800	1,094	1,435	1,894	2,343	2,808	4,655	4,812	4,606	5,282

FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12
Accumulation unit value at end of period	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	414	465	497	598	1,057	1,140	1,013	1,631	1,849	1,382

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,376	1,692	2,275	2,493	3,114	4,186	21,774	22,313	26,747	18,800

FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43	$1.20
Accumulation unit value at end of period	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	20	21	53	69	103	119	114	115	148	112

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32
Accumulation unit value at end of period	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,067	1,326	1,959	2,740	3,562	4,764	13,524	16,698	17,019	14,517

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	27	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.40	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	47	56	73	—	—	—	—	—	—

RiverSource Signature Select Variable Annuity — Prospectus    207

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15
Accumulation unit value at end of period	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	4,262	5,321	7,600	10,444	13,815	18,929	34,501	43,308	39,815	41,096

Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	22	22	22	25	25	45	3	—	—

Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	160	343	447	630	940	984	35,468	16,452	9,747	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	143	348	493	799	1,082	1,257	38,185	34,319	25,309	—

MFS ® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20	$1.09
Accumulation unit value at end of period	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	72	77	71	74	65	69	69	94	102	106

MFS ® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82	$1.42
Accumulation unit value at end of period	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	20	42	41	41	43	55	58	91	120	32

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	34	93	122	179	249	265	8,046	11,790	4,909	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15	$1.09
Accumulation unit value at end of period	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,419	1,837	2,809	3,669	4,615	6,424	7,178	8,981	8,700	10,182

Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48	$1.29
Accumulation unit value at end of period	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	81	82	86	89	113	127	149	169	231	209

Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07
Accumulation unit value at end of period	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,724	2,305	3,261	3,563	4,711	6,319	41,343	38,121	38,909	20,731

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41	$1.25
Accumulation unit value at end of period	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	20	35	41	41	89	24	25	61	71	75

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	259	398	496	620	718	853	20,192	30,027	26,289	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	642	692	500	242	2,128	—	—	—	—

208     RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,650	15,891	21,576	27,031	37,081	45,459	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	512	723	1,059	1,156	1,527	2,123	39,552	22,934	24,803	19,914

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,636	1,585	2,427	2,883	3,605	2,840	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,845	11,189	22,543	33,878	37,774	34,075	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.49	$1.48	$1.38	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	158	359	510	860	1,287	1,574	44,625	33,416	21,154	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	190	430	601	961	1,246	1,481	47,054	29,241	19,856	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,357	3,717	4,104	4,950	4,056	2,407	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85,354	105,569	144,525	168,701	206,439	248,214	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,289	2,467	3,113	2,106	1,555	774	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41,095	50,925	66,694	86,581	118,725	154,365	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	833	1,314	2,457	3,949	2,095	1,480	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.19	$1.14	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,127	16,596	22,248	28,639	34,697	43,744	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41	$1.19
Accumulation unit value at end of period	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,489	1,881	2,573	3,627	4,585	6,248	9,697	11,631	12,674	11,121

Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08
Accumulation unit value at end of period	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	8	8	—	28	—	—

Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93	$1.43
Accumulation unit value at end of period	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	487	627	815	1,135	1,529	1,843	8,675	12,927	7,675	6,793

RiverSource Signature Select Variable Annuity — Prospectus    209

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33	$1.26
Accumulation unit value at end of period	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	738	1,023	1,416	2,019	2,605	3,655	12,068	12,713	11,339	6,970

210     RiverSource Signature Select Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Independent Registered Public Accounting Firm	p. 4
Condensed Financial Information (Unaudited)	p. 5
Financial Statements

RiverSource Signature Select Variable Annuity — Prospectus    211

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2016 RiverSource Life Insurance Company. All rights reserved.
45300 CA (5/16)

PART B.

STATEMENT OF ADDITIONAL INFORMATION

FOR

EVERGREEN ESSENTIAL VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

EVERGREEN PATHWAYS VARIABLE ANNUITY

EVERGREEN PATHWAYS SELECT VARIABLE ANNUITY

EVERGREEN PRIVILEGE VARIABLE ANNUITY

RIVERSOURCE® ACCESSCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® BUILDER SELECT VARIABLE ANNUITY

RIVERSOURCE® ENDEAVOR SELECT VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® GALAXY PREMIER VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS SELECT VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

RIVERSOURCE® NEW SOLUTIONS VARIABLE ANNUITY

RIVERSOURCE® PINNACLE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE SELECT VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

May 1, 2016

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-333-3437

S-6318 CA (5/16)

2	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

•	take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2015 was $425,969,636, in 2014 was $408,133,645 and in 2013 was $408,527,238. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2015 and December 31, 2014 and for each of the three years in the period ended December 31, 2015 and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2015 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

4	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.46	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.46	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	5	17	32	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.57	$0.55	$0.45	$0.40	$0.53	$0.45	$0.30	$0.57	$0.48	$0.45
Accumulation unit value at end of period	$0.58	$0.57	$0.55	$0.45	$0.40	$0.53	$0.45	$0.30	$0.57	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	40	44	54	64	89	80	126	156	276	482
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.27	$1.09	$1.04	$0.93	$0.78	$1.33	$1.28	$1.11
Accumulation unit value at end of period	$1.84	$1.83	$1.69	$1.27	$1.09	$1.04	$0.93	$0.78	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	93	107	169	253	295	416	688	1,006	1,348	1,482
AB VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.94	$0.83	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.06	$1.14	$0.94	$0.83	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	18	7	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.09	$0.97	$0.72	$0.62	$0.65	$0.60	$0.44	$0.74	$0.66	$0.67
Accumulation unit value at end of period	$1.20	$1.09	$0.97	$0.72	$0.62	$0.65	$0.60	$0.44	$0.74	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	58	62	115	121	128	210	363	517	863	934
American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.07	$1.80	$1.40	$1.22	$1.24	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$2.07	$1.80	$1.40	$1.22	$1.24	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.33	$1.18	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$1.97	$1.81	$1.33	$1.18	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.90	$1.70	$1.31	$1.15	$1.15	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.90	$1.70	$1.31	$1.15	$1.15	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$2.37	$2.30	$1.58	$1.33	$1.33	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$2.24	$2.37	$2.30	$1.58	$1.33	$1.33	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.62	$1.49	$1.24	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$0.99
Accumulation unit value at end of period	$1.63	$1.62	$1.49	$1.24	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22	24	30	51	55	74	235	277	225	58
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.60	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	63	67	83	116	126	203	307	325	354	377
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.28	$2.09	$1.67	$1.48	$1.57	$1.36	$1.08	$1.83	$1.71	$1.44
Accumulation unit value at end of period	$2.19	$2.28	$2.09	$1.67	$1.48	$1.57	$1.36	$1.08	$1.83	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	53	55	70	87	130	223	356	367	455	367
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.16	$0.97	$1.24	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.09	$1.12	$1.16	$0.97	$1.24	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	12	5	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.15	$1.10	$1.07
Accumulation unit value at end of period	$1.08	$1.09	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	137	161	210	269	341	576	492	720	1,135	646
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.49	$1.46	$1.39	$1.21	$1.16	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.46	$1.39	$1.21	$1.16	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	5

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.37	$1.20	$1.14	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.46	$1.42	$1.37	$1.20	$1.14	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	22	23	24	37	15	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.54	$1.44	$1.37	$1.27	$1.12	$1.21	$1.16	$1.13
Accumulation unit value at end of period	$1.54	$1.55	$1.49	$1.54	$1.44	$1.37	$1.27	$1.12	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	165	203	245	268	317	645	713	743	1,355	1,120
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (11/30/2009)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.09	$0.94	$1.13	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.23	$1.30	$1.09	$0.94	$1.13	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.82	$1.61	$1.25	$1.05	$1.10	$0.95	$0.70	$1.27	$1.24	$1.13
Accumulation unit value at end of period	$1.96	$1.82	$1.61	$1.25	$1.05	$1.10	$0.95	$0.70	$1.27	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	6	7	24	30	33
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Accumulation unit value at end of period	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	176	183	228	258	291	404	521	683	746	811
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,422	268	139	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,835	1,848	1,103	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,476	18,459	5,412	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,868	16,033	4,884	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.29	$2.15	$1.66	$1.51	$1.79	$1.43	$0.89	$1.62	$1.44	$1.46
Accumulation unit value at end of period	$2.39	$2.29	$2.15	$1.66	$1.51	$1.79	$1.43	$0.89	$1.62	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.05	$1.85	$1.36	$1.16	$1.28	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.93	$2.05	$1.85	$1.36	$1.16	$1.28	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.16	$1.00	$1.15	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.41	$1.16	$1.00	$1.15	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.54	$2.42	$1.65	$1.41	$1.56	$1.24	$0.90	$1.48	$1.56	$1.41
Accumulation unit value at end of period	$2.43	$2.54	$2.42	$1.65	$1.41	$1.56	$1.24	$0.90	$1.48	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	12	16	22
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$1.85	$1.81	$1.36	$1.24	$1.33	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.85	$1.81	$1.36	$1.24	$1.33	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	30	14	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.31	$1.30	$1.29	$1.27	$1.22	$1.26	$1.21	$1.18
Accumulation unit value at end of period	$1.33	$1.33	$1.27	$1.31	$1.30	$1.29	$1.27	$1.22	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	68	74	85	132	158	313	373	561	759	861

6	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.73	$0.88	$1.00	$1.03	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.73	$0.88	$1.00	$1.03	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.27	$1.32	$1.14	$0.93	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.27	$1.32	$1.14	$0.93	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.02	$1.14	$0.94	$0.84	$1.05	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.02	$1.14	$0.94	$0.84	$1.05	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (11/30/2009)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.19	$1.12	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.22	$1.23	$1.19	$1.12	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	20	21	21	19	6	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.31	$2.09	$1.61	$1.40	$1.45	$1.25	$0.93	$1.64	$1.41	$1.27
Accumulation unit value at end of period	$2.30	$2.31	$2.09	$1.61	$1.40	$1.45	$1.25	$0.93	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	31	34	80	115	127	126	184	341	843	953
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.58	$2.34	$1.80	$1.57	$1.63	$1.41	$1.05	$1.85	$1.59	$1.44
Accumulation unit value at end of period	$2.57	$2.58	$2.34	$1.80	$1.57	$1.63	$1.41	$1.05	$1.85	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	235	267	279	363	447	873	1,505	1,719	1,897	2,032
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.26	$1.11	$1.12	$0.91	$0.72	$1.38	$1.10	$1.05
Accumulation unit value at end of period	$1.97	$1.86	$1.69	$1.26	$1.11	$1.12	$0.91	$0.72	$1.38	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	22	26	29	37	37	48	79	113	149	130
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.58	$1.40	$1.36	$1.21	$0.85	$1.14	$1.12	$1.02
Accumulation unit value at end of period	$1.58	$1.66	$1.66	$1.58	$1.40	$1.36	$1.21	$0.85	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	37	42	54	61	68	80	148	259	264	215
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.14	$1.17	$1.12	$1.06	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.14	$1.17	$1.12	$1.06	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	28	9	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$3.92	$3.73	$2.77	$2.44	$2.76	$2.16	$1.56	$2.61	$2.28	$2.04
Accumulation unit value at end of period	$3.82	$3.92	$3.73	$2.77	$2.44	$2.76	$2.16	$1.56	$2.61	$2.28
Number of accumulation units outstanding at end of period (000 omitted)	12	12	20	25	44	71	129	238	505	657
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.17	$3.02	$2.24	$1.98	$2.24	$1.76	$1.27	$2.13	$1.86	$1.68
Accumulation unit value at end of period	$3.09	$3.17	$3.02	$2.24	$1.98	$2.24	$1.76	$1.27	$2.13	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	133	156	170	183	212	350	628	721	821	841
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.68	$1.85	$1.44	$1.21	$1.47	$1.32	$1.06	$1.90	$1.64	$1.41
Accumulation unit value at end of period	$1.72	$1.68	$1.85	$1.44	$1.21	$1.47	$1.32	$1.06	$1.90	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	10	11	16	16	16	62	122	147	189	159
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.89	$1.66	$1.63	$1.30	$1.39	$1.16	$0.98	$1.72	$2.20	$1.84
Accumulation unit value at end of period	$1.88	$1.89	$1.66	$1.63	$1.30	$1.39	$1.16	$0.98	$1.72	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	31	32	39	41	44	76	95	90	106	130
FTVIPT Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.31	$1.18	$1.16	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.53	$1.48	$1.31	$1.18	$1.16	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	17	18	2	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.35	$2.21	$1.74	$1.54	$1.57	$1.43	$1.14	$1.84	$1.79	$1.53
Accumulation unit value at end of period	$2.21	$2.35	$2.21	$1.74	$1.54	$1.57	$1.43	$1.14	$1.84	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	349	401	494	606	716	1,184	1,983	2,405	3,218	3,435
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.49	$2.51	$1.86	$1.58	$1.66	$1.31	$1.02	$1.54	$1.60	$1.38
Accumulation unit value at end of period	$2.29	$2.49	$2.51	$1.86	$1.58	$1.66	$1.31	$1.02	$1.54	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	40	55	56	74	88	114	219	285	324	313

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	7

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.04	$0.95	$1.00	$0.79	$0.56	$0.98	$0.89	$0.83
Accumulation unit value at end of period	$1.46	$1.51	$1.42	$1.04	$0.95	$1.00	$0.79	$0.56	$0.98	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	39	45	80	98	124	284	441	623	769	877
FTVIPT Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.32	$2.55	$2.60	$2.32	$2.79	$2.40	$1.40	$2.99	$2.35	$1.85
Accumulation unit value at end of period	$1.84	$2.32	$2.55	$2.60	$2.32	$2.79	$2.40	$1.40	$2.99	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	22	41	22
FTVIPT Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.50	$1.70	$1.40	$1.20	$1.35	$1.26	$0.93	$1.57	$1.38	$1.14
Accumulation unit value at end of period	$1.39	$1.50	$1.70	$1.40	$1.20	$1.35	$1.26	$0.93	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	47	72	83	110	170	251	583	835	1,046	1,146
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.27	$1.12	$1.14	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.29	$1.28	$1.27	$1.12	$1.14	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	20	21	22	28	9	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.50	$1.56	$1.20	$1.00	$1.09	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.50	$1.56	$1.20	$1.00	$1.09	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.10	$1.86	$1.42	$1.21	$1.30	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$2.10	$1.86	$1.42	$1.21	$1.30	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	11	5	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.08	$1.81	$1.33	$1.17	$1.14	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$2.08	$1.81	$1.33	$1.17	$1.14	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	17	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.59	$2.40	$1.79	$1.52	$1.57	$1.37	$1.08	$1.69	$1.75	$1.52
Accumulation unit value at end of period	$2.41	$2.59	$2.40	$1.79	$1.52	$1.57	$1.37	$1.08	$1.69	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	5	16	19	27	29	77	120	113	111	125
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.23	$1.09	$1.11	$1.02	$0.80	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.58	$1.69	$1.58	$1.23	$1.09	$1.11	$1.02	$0.80	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22	24	36	39	52	33	39	86	148	254
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	9	30	19	24
Invesco V.I. Global Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.18	$1.85	$1.33	$1.12	$1.09	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$2.22	$2.18	$1.85	$1.33	$1.12	$1.09	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	8	10	2	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.52	$2.31	$1.75	$1.54	$1.59	$1.44	$1.17	$1.74	$1.72	$1.49
Accumulation unit value at end of period	$2.41	$2.52	$2.31	$1.75	$1.54	$1.59	$1.44	$1.17	$1.74	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	5	10	12	12	13	216	263	304	334	329
Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.20	$1.05	$1.14	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.41	$1.20	$1.05	$1.14	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	8	36	15	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	16	15	23	—	—	—	—	—	—

8	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.06	$0.91	$0.95	$0.90	$0.61	$1.29	$1.28	$1.15
Accumulation unit value at end of period	$1.30	$1.47	$1.39	$1.06	$0.91	$0.95	$0.90	$0.61	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	145	165	207	240	297	468	748	743	806	813
Janus Aspen Series Janus Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.28	$1.10	$1.17	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.92	$1.84	$1.65	$1.28	$1.10	$1.17	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	8	39	17	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.85	$2.01	$1.44	$1.20	$1.36	$1.01	$0.63	$1.05	$1.03	$0.92
Accumulation unit value at end of period	$1.79	$1.85	$2.01	$1.44	$1.20	$1.36	$1.01	$0.63	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	28	31	32	35	54	137	197	204	314	454
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.04	$1.91	$1.62	$1.48	$1.47	$1.35	$1.16	$1.51	$1.47	$1.33
Accumulation unit value at end of period	$2.01	$2.04	$1.91	$1.62	$1.48	$1.47	$1.35	$1.16	$1.51	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	287	342	507	584	662	1,080	1,849	2,581	3,209	3,243
MFS® Utilities Series – Service Class (5/21/2002)
Accumulation unit value at beginning of period	$4.07	$3.65	$3.07	$2.74	$2.60	$2.31	$1.76	$2.85	$2.26	$1.74
Accumulation unit value at end of period	$3.43	$4.07	$3.65	$3.07	$2.74	$2.60	$2.31	$1.76	$2.85	$2.26
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	17	18	23	33	60	136	124
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.43	$1.11	$1.25	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.63	$1.45	$1.43	$1.11	$1.25	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	16	17	20	7	3	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.83	$1.82	$1.34	$1.24	$1.35	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.83	$1.82	$1.34	$1.24	$1.35	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.61	$2.81	$2.78	$2.42	$2.31	$1.80	$1.41	$2.30	$2.80	$2.05
Accumulation unit value at end of period	$3.65	$3.61	$2.81	$2.78	$2.42	$2.31	$1.80	$1.41	$2.30	$2.80
Number of accumulation units outstanding at end of period (000 omitted)	2	6	7	3	3	4	4	4	27	39
Oppenheimer Capital Appreciation Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.78	$1.56	$1.22	$1.08	$1.11	$1.03	$0.72	$1.34	$1.19	$1.11
Accumulation unit value at end of period	$1.82	$1.78	$1.56	$1.22	$1.08	$1.11	$1.03	$0.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	34	56	59	53	64	217	274	315	318	339
Oppenheimer Global Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.27	$2.24	$1.78	$1.49	$1.64	$1.44	$1.04	$1.76	$1.68	$1.44
Accumulation unit value at end of period	$2.32	$2.27	$2.24	$1.78	$1.49	$1.64	$1.44	$1.04	$1.76	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	26	38	41	44	57	110	210	287	384	376
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.90	$1.87	$1.90	$1.69	$1.70	$1.50	$1.28	$1.51	$1.39	$1.31
Accumulation unit value at end of period	$1.83	$1.90	$1.87	$1.90	$1.69	$1.70	$1.50	$1.28	$1.51	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	213	247	291	334	365	704	1,221	1,572	1,717	1,600
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.83	$2.56	$1.84	$1.58	$1.63	$1.34	$0.99	$1.61	$1.65	$1.45
Accumulation unit value at end of period	$2.63	$2.83	$2.56	$1.84	$1.58	$1.63	$1.34	$0.99	$1.61	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	46	51	68	68	76	117	205	221	249	248
PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.28	$1.12	$1.11	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.26	$1.26	$1.28	$1.12	$1.11	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	24	12	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.97	$2.35	$1.68	$1.38	$1.41	$1.39	$1.12	$1.36	$1.38	$1.36
Accumulation unit value at end of period	$3.17	$2.97	$2.35	$1.68	$1.38	$1.41	$1.39	$1.12	$1.36	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	8	8	18	27
Putnam VT Growth and Income Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.77	$1.62	$1.20	$1.02	$1.08	$0.96	$0.74	$1.22	$1.32	$1.15
Accumulation unit value at end of period	$1.62	$1.77	$1.62	$1.20	$1.02	$1.08	$0.96	$0.74	$1.22	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	58	60	81	82	88	163	212	278	376	343

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	9

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT International Equity Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.52	$1.65	$1.30	$1.08	$1.31	$1.20	$0.97	$1.76	$1.64	$1.29
Accumulation unit value at end of period	$1.51	$1.52	$1.65	$1.30	$1.08	$1.31	$1.20	$0.97	$1.76	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	62	67	80	105	117	210	300	325	392	419
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.05	$1.14	$0.94	$0.78	$0.96	$0.87	$0.63	$1.11	$0.99	$0.79
Accumulation unit value at end of period	$1.06	$1.05	$1.14	$0.94	$0.78	$0.96	$0.87	$0.63	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	16	41	137	238
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	15	15	15	21	—	—	—	—
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.92	$1.69	$1.28	$1.09	$1.13	$0.98	$0.74	$1.22	$1.22	$1.11
Accumulation unit value at end of period	$1.87	$1.92	$1.69	$1.28	$1.09	$1.13	$0.98	$0.74	$1.22	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	3	3	3
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,824	10,001	10,780	10,783	12,384	13,419	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,040	11,223	13,472	14,276	15,343	15,181	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.10	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.10	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	46	56	56	54	46	17	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,489	2,838	2,795	5,340	5,679	5,530	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,230	2,460	5,795	5,420	2,526	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (11/30/2009)
Accumulation unit value at beginning of period	$1.90	$1.76	$1.31	$1.18	$1.22	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.93	$1.90	$1.76	$1.31	$1.18	$1.22	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	9	45	20	—	—	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.67	$1.51	$1.19	$1.08	$1.13	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.66	$1.67	$1.51	$1.19	$1.08	$1.13	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	9	48	20	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56,750	57,106	59,562	58,269	57,387	56,613	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,547	46,870	53,663	55,694	56,777	57,303	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,517	27,918	34,568	37,012	40,955	40,503	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,840	33,799	37,933	36,928	40,197	41,590	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,003	8,845	11,466	16,343	15,369	12,869	—	—	—	—

10	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,602	9,540	12,505	16,620	15,201	16,063	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.43	$2.40	$1.80	$1.60	$1.69	$1.38	$1.02	$1.50	$1.59	$1.34
Accumulation unit value at end of period	$2.18	$2.43	$2.40	$1.80	$1.60	$1.69	$1.38	$1.02	$1.50	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	22	23	27	33	35	45	62	68	80	78
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.06	$1.86	$1.38	$1.19	$1.29	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$2.06	$1.86	$1.38	$1.19	$1.29	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.48	$1.57	$1.29	$1.07	$1.27	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.48	$1.57	$1.29	$1.07	$1.27	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	15	5	—	—	—
Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$2.05	$1.98	$1.49	$1.26	$1.32	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$2.05	$1.98	$1.49	$1.26	$1.32	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	10	5	—	—	—
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$1.64	$1.75	$1.47	$1.31	$1.51	$1.31	$1.14	$1.97	$1.73	$1.42
Accumulation unit value at end of period	$1.66	$1.64	$1.75	$1.47	$1.31	$1.51	$1.31	$1.14	$1.97	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	5	7	13	14	18	20	31	105	196	180
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.66	$1.48	$1.72	$1.49	$1.30	$2.25	$1.98	$1.63
Accumulation unit value at end of period	$1.86	$1.84	$1.97	$1.66	$1.48	$1.72	$1.49	$1.30	$2.25	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	63	72	96	122	140	192	237	227	294	327
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$1.75	$1.70	$1.22	$1.02	$1.09	$0.92	$0.65	$0.90	$0.81	$0.77
Accumulation unit value at end of period	$1.76	$1.75	$1.70	$1.22	$1.02	$1.09	$0.92	$0.65	$0.90	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	11	12	27	28	48	71	95	149	195	256
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.22	$3.13	$2.26	$1.89	$2.03	$1.71	$1.20	$1.68	$1.52	$1.45
Accumulation unit value at end of period	$3.23	$3.22	$3.13	$2.26	$1.89	$2.03	$1.71	$1.20	$1.68	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	174	191	204	227	241	292	314	348	449	462
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.71	$1.56	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	11	14	18	22	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.70	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	277	356	442	504	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$1.86	$1.92	$1.29	$1.21	$1.28	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.86	$1.92	$1.29	$1.21	$1.28	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	32	39	50	51	65	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 1* (7/16/2010)
Accumulation unit value at beginning of period	$1.50	$1.45	$1.27	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.50	$1.45	$1.27	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	21	22	28	33	38	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 1 liquidated on April 29, 2016.
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.49	$1.44	$1.27	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.49	$1.44	$1.27	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	127	169	184	214	350	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.13	$1.08	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.09	$1.13	$1.08	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	191	211	247	299	469	—	—	—	—
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	11

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.16	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	10	10	10	—	—	—
AB VPS Growth and Income Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.45	$1.09	$0.94	$0.89	$0.80	$0.67	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.58	$1.57	$1.45	$1.09	$0.94	$0.89	$0.80	$0.67	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	49	53	55	61	64	71	36	20	9	3
AB VPS International Value Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.81	$0.67	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$0.76	$0.75	$0.81	$0.67	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	83	109	137	178	190	193	14,182	15,838	6,819	2,227
American Century VP Inflation Protection, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	23	130	—	—	—	—	—
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.06	$0.89	$1.02	$0.91	$0.69	$1.26	$1.08	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.28	$1.06	$0.89	$1.02	$0.91	$0.69	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.65	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.14	$1.02	$1.02	$0.89	$0.67	$1.15	$0.97	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.55	$1.14	$1.02	$1.02	$0.89	$0.67	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2	9	9	9	8	8	11	11	22	4,219
American Century VP Value, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.14	$1.00	$1.01	$0.90	$0.76	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.57	$1.65	$1.48	$1.14	$1.00	$1.01	$0.90	$0.76	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	4	2	2	6	6	7	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.79	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2	4	7	4	4	9	20	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.06	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.59	$1.59	$1.40	$1.06	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	15	15	30	30	30	30	28	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.03	$0.92	$0.98	$0.84	$0.67	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.36	$1.41	$1.30	$1.03	$0.92	$0.98	$0.84	$0.67	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	88	117	189	237	271	304	38,327	27,148	12,478	5,812
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.31	$1.35	$1.13	$1.45	$1.22	$0.71	$1.55	$1.13	$1.00
Accumulation unit value at end of period	$1.14	$1.27	$1.31	$1.35	$1.13	$1.45	$1.22	$0.71	$1.55	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	83	99	105	118	124	6,961	8,276	3,593	1,590
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	211	185	213	227	204	344	6,729	1,399	321	67
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.63	$1.42	$1.36	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	6	7	477	490	517	761
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	54	56	—	—	—	—	—	—	—

12	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.72	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.68	$1.72	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	72	89	129	135	154	173	20,105	10,342	7,039	2,214
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	135	184	286	313	341	374	36,842	27,863	19,798	8,562
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.95	$0.96	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	39	39	55	55	55	39	39	32	20	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.06	$0.89	$0.93	$0.80	$0.59	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.37	$1.06	$0.89	$0.93	$0.80	$0.59	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	9	24	1,417	997	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.14	$1.00	$0.99	$0.88	$0.70	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.67	$1.49	$1.14	$1.00	$0.99	$0.88	$0.70	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	94	94	167	176	197	186	195	7	4	2
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,677	1,492	68	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,566	5,135	1,171	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,231	11,659	2,842	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,093	29,454	6,435	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.10	$1.00	$1.19	$0.95	$0.59	$1.08	$0.96	$1.00
Accumulation unit value at end of period	$1.58	$1.51	$1.42	$1.10	$1.00	$1.19	$0.95	$0.59	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.39	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	7	7	7	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.19	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.50	$1.10	$0.94	$0.97	$0.81	$0.65	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.56	$1.66	$1.50	$1.10	$0.94	$0.97	$0.81	$0.65	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.49	$1.12	$1.02	$1.10	$0.88	$0.71	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.52	$1.49	$1.12	$1.02	$1.10	$0.88	$0.71	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	66	90	133	165	189	199	24,798	13,624	7,836	5
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	77	102	137	152	158	160	4,815	1,449	711	239
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.60	$0.74	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.45	$0.60	$0.74	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	22	22	22	18	4	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	13

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.52	$1.14	$0.97	$0.98	$0.78	$0.58	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.63	$1.69	$1.52	$1.14	$0.97	$0.98	$0.78	$0.58	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.33	$1.17	$1.28	$1.00	$0.64	$1.11	$0.98	$1.00
Accumulation unit value at end of period	$1.93	$1.84	$1.75	$1.33	$1.17	$1.28	$1.00	$0.64	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	950
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.33	$1.22	$1.13	$0.99	$0.82	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.69	$1.58	$1.33	$1.22	$1.13	$0.99	$0.82	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	$1.00	—
Accumulation unit value at end of period	$0.96	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	8	13	14	3	2	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$0.88	$0.98	$0.81	$0.73	$0.90	$0.88	$0.68	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$0.84	$0.88	$0.98	$0.81	$0.73	$0.90	$0.88	$0.68	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	8	5	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.21	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.18	$1.21	$1.21	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	49	68	99	103	114	121	13,404	8,170	4,857	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.51	$1.16	$1.01	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.51	$1.16	$1.01	$1.05	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	97	111	165	192	204	243	7,928	17,964	12,765	9,751
Fidelity® VIP Growth Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.15	$1.01	$1.03	$0.84	$0.66	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.70	$1.54	$1.15	$1.01	$1.03	$0.84	$0.66	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	4	5	5	5	2	5	5
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.38	$1.32	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.40	$1.33	$1.38	$1.32	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	74	92	163	207	222	238	16,651	11,995	8,725	859
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.68	$1.60	$1.19	$1.05	$1.19	$0.94	$0.68	$1.13	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.68	$1.60	$1.19	$1.05	$1.19	$0.94	$0.68	$1.13	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	52	73	85	97	103	135	9,053	11,273	4,921	1,866
Fidelity® VIP Overseas Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.07	$1.18	$0.92	$0.77	$0.94	$0.85	$0.68	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.18	$0.92	$0.77	$0.94	$0.85	$0.68	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	9	13	19	26	30	906	1,281	1,053	434
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.85	$0.67	$0.72	$0.60	$0.51	$0.90	$1.15	$1.00
Accumulation unit value at end of period	$0.98	$0.98	$0.86	$0.85	$0.67	$0.72	$0.60	$0.51	$0.90	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	233	364	498	1
FTVIPT Franklin Income VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.51	$1.34	$1.21	$1.19	$1.07	$0.79	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.44	$1.57	$1.51	$1.34	$1.21	$1.19	$1.07	$0.79	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	147	202	288	272	276	240	181	120	132 6
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.06	$0.94	$0.96	$0.87	$0.70	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.34	$1.42	$1.34	$1.06	$0.94	$0.96	$0.87	$0.70	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5	16	36	38	39	63	66	66	83	2,313
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.20	$1.09	$1.03	$0.87	$0.75	$1.03	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.66	$1.54	$1.20	$1.09	$1.03	$0.87	$0.75	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	27	27	27	27	1
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.68	$1.58	$1.15	$1.05	$1.12	$0.88	$0.62	$1.09	$0.99	$1.00
Accumulation unit value at end of period	$1.61	$1.68	$1.58	$1.15	$1.05	$1.12	$0.88	$0.62	$1.09	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	2

14	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Global Bond VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.82	$1.81	$1.80	$1.58	$1.61	$1.42	$1.21	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.72	$1.82	$1.81	$1.80	$1.58	$1.61	$1.42	$1.21	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	93	120	157	220	231	238	14,147	11,041	9,216	3,787
FTVIPT Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.21	$1.26	$0.97	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11	$1.00
Accumulation unit value at end of period	$1.12	$1.21	$1.26	$0.97	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	66	67	74	94	100	139	160	105	116	1
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.59	$1.21	$1.03	$1.12	$0.90	$0.69	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.61	$1.79	$1.59	$1.21	$1.03	$1.12	$0.90	$0.69	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	57	68	93	110	117	110	7,647	7,744	5,921	3,150
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.42	$1.43	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	21	24	31	15	16	3	2	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	33	34	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.11	$0.95	$0.98	$0.85	$0.67	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.50	$1.61	$1.49	$1.11	$0.95	$0.98	$0.85	$0.67	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36	85	108	82	107	126	11,689	12,787	7,163	5,339
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.95	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	5	8	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	$1.00	—
Accumulation unit value at end of period	$1.08	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	74	98	153	176	198	214	27,658	9,069	4,018	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.17	$1.07	$1.15	$1.02	$0.80	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.45	$1.53	$1.48	$1.17	$1.07	$1.15	$1.02	$0.80	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.21	$1.15	$0.87	$0.75	$0.78	$0.74	$0.51	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.07	$1.21	$1.15	$0.87	$0.75	$0.78	$0.74	$0.51	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	106	130	185	215	240	267	29,424	20,536	11,694	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.95	$1.40	$1.17	$1.32	$0.98	$0.61	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.73	$1.79	$1.95	$1.40	$1.17	$1.32	$0.98	$0.61	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	4	4	5	5	2	2	5
MFS® Total Return Series – Service Class (5/1/2006)
Accumulation unit value at beginning of period	$1.48	$1.39	$1.18	$1.07	$1.07	$0.99	$0.85	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.48	$1.39	$1.18	$1.07	$1.07	$0.99	$0.85	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	8	10	11	11	15	32	—	—	—
MFS® Utilities Series – Service Class (5/1/2006)
Accumulation unit value at beginning of period	$2.19	$1.97	$1.66	$1.48	$1.40	$1.25	$0.95	$1.54	$1.22	$1.00
Accumulation unit value at end of period	$1.85	$2.19	$1.97	$1.66	$1.48	$1.40	$1.25	$0.95	$1.54	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	14	15	15	15	10	9	2

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	15

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	14	24	33	42	48	53	6,317	7,158	2,329	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.52	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	28	31	32	30	30	31	30	12	12	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.21	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.57	$1.55	$1.21	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	59	64	66	66	69	72	75	75	71	46
Oppenheimer Capital Appreciation Fund/VA, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.34	$1.04	$0.93	$0.95	$0.88	$0.62	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.52	$1.34	$1.04	$0.93	$0.95	$0.88	$0.62	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32	34	37	48	49	49	49	30	32	12
Oppenheimer Global Fund/VA, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.13	$0.94	$1.04	$0.91	$0.66	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.43	$1.42	$1.13	$0.94	$1.04	$0.91	$0.66	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18	34	41	38	39	33	36	22	10	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.42	$1.27	$1.27	$1.12	$0.96	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.42	$1.40	$1.42	$1.27	$1.27	$1.12	$0.96	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	94	124	202	227	249	266	27,967	18,542	13,059	3,108
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.11	$0.95	$0.99	$0.81	$0.60	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$1.59	$1.71	$1.55	$1.11	$0.95	$0.99	$0.81	$0.60	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	6	11	13	14	24	25	24	24	20
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.18	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	80	93	127	138	154	174	15,157	17,312	11,741	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.20	$1.74	$1.24	$1.03	$1.05	$1.04	$0.83	$1.01	$1.03	$1.00
Accumulation unit value at end of period	$2.35	$2.20	$1.74	$1.24	$1.03	$1.05	$1.04	$0.83	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.01	$1.09	$0.86	$0.72	$0.87	$0.80	$0.65	$1.17	$1.09	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.09	$0.86	$0.72	$0.87	$0.80	$0.65	$1.17	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.32	$0.96	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	$1.00
Accumulation unit value at end of period	$1.29	$1.36	$1.32	$0.96	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	6	1,670
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	59	59	340	472	509	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,424	15,297	25,028	28,949	31,406	35,636	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.36	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	117	153	219	218	238	269	27,402	11,339	9,543	6,089
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	792	849	1,527	1,583	884	947	—	—	—	—

16	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,363	19,473	24,004	30,872	28,351	22,295	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	$1.00	—
Accumulation unit value at end of period	$1.60	$1.58	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	127	151	222	259	281	307	34,403	19,916	9,765	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.26	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	86	128	191	229	258	295	36,770	16,104	7,996	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,502	7,888	6,988	6,817	6,568	7,272	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130,819	156,982	199,424	217,020	229,158	241,303	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	677	863	3,154	3,588	4,069	3,301	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,535	54,301	81,752	98,277	113,447	126,812	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,780	1,795	1,649	2,093	2,521	2,064	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,408	22,300	29,397	32,837	33,464	37,757	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.60	$1.58	$1.19	$1.06	$1.12	$0.91	$0.67	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.60	$1.58	$1.19	$1.06	$1.12	$0.91	$0.67	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	4	5	733	845	639	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.80	$1.63	$1.21	$1.04	$1.13	$0.94	$0.69	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.79	$1.80	$1.63	$1.21	$1.04	$1.13	$0.94	$0.69	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	2	—	—	—
Wanger International (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.53	$1.26	$1.05	$1.24	$1.01	$0.68	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.43	$1.45	$1.53	$1.26	$1.05	$1.24	$1.01	$0.68	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	44	65	86	97	106	119	8,978	10,601	4,011	2,127
Wanger USA (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.61	$1.22	$1.02	$1.07	$0.88	$0.62	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.64	$1.67	$1.61	$1.22	$1.02	$1.07	$0.88	$0.62	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	24	44	57	67	70	7,396	5,499	3,212	306
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.44	$1.22	$1.09	$1.03	$0.92	$0.81	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.69	$1.69	$1.44	$1.22	$1.09	$1.03	$0.92	$0.81	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.17	$1.04	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.30	$1.39	$1.17	$1.04	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Intrinsic Value Fund – Class 2* (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.37	$1.06	$0.90	$0.93	$0.83	$0.71	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.47	$1.50	$1.37	$1.06	$0.90	$0.93	$0.83	$0.71	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	6	6	7	1,003	—	—	—
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	17

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Omega Growth Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$2.00	$1.95	$1.41	$1.18	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$2.00	$1.95	$1.41	$1.18	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	5	5	6	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.83	$1.88	$1.27	$1.19	$1.26	$1.00	$0.66	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.76	$1.83	$1.88	$1.27	$1.19	$1.26	$1.00	$0.66	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Total Return Bond Fund – Class 2* (5/1/2006)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.46	$1.39	$1.30	$1.23	$1.11	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.41	$1.46	$1.39	$1.30	$1.23	$1.11	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	4	5	5	2,595	2,554	3,584	1,094
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.45	$1.37	$1.19	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	147	170	180	188	370	588	659	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.56	$0.54	$0.44	$0.40	$0.52	$0.45	$0.29	$0.57	$0.48	$0.45
Accumulation unit value at end of period	$0.57	$0.56	$0.54	$0.44	$0.40	$0.52	$0.45	$0.29	$0.57	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	260	306	414	454	606	779	999	1,400	1,782	1,865
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.25	$1.08	$1.03	$0.92	$0.78	$1.32	$1.28	$1.10
Accumulation unit value at end of period	$1.81	$1.80	$1.67	$1.25	$1.08	$1.03	$0.92	$0.78	$1.32	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	873	1,002	1,228	1,463	1,904	2,862	3,667	5,177	6,957	7,884
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.08	$0.96	$0.71	$0.62	$0.64	$0.59	$0.44	$0.73	$0.65	$0.66
Accumulation unit value at end of period	$1.18	$1.08	$0.96	$0.71	$0.62	$0.64	$0.59	$0.44	$0.73	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	462	599	853	905	1,028	1,455	1,912	2,411	3,477	3,689
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$0.99
Accumulation unit value at end of period	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	173	188	203	296	312	378	416	454	382	707
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.05	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.58	$1.59	$1.39	$1.05	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	467	592	799	902	1,228	1,588	2,035	2,225	2,383	2,344
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.25	$2.07	$1.65	$1.46	$1.56	$1.35	$1.07	$1.82	$1.70	$1.44
Accumulation unit value at end of period	$2.16	$2.25	$2.07	$1.65	$1.46	$1.56	$1.35	$1.07	$1.82	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	306	361	519	600	751	998	1,300	1,449	1,612	1,695
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.09	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.09	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,365	1,643	1,910	2,447	3,238	4,813	3,442	4,841	3,738	2,880
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.52	$1.43	$1.35	$1.26	$1.12	$1.21	$1.16	$1.12
Accumulation unit value at end of period	$1.52	$1.53	$1.47	$1.52	$1.43	$1.35	$1.26	$1.12	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	816	928	1,108	1,301	1,688	2,329	2,714	3,120	3,407	3,164
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.80	$1.59	$1.24	$1.04	$1.09	$0.94	$0.69	$1.26	$1.23	$1.12
Accumulation unit value at end of period	$1.94	$1.80	$1.59	$1.24	$1.04	$1.09	$0.94	$0.69	$1.26	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	24	26	26	25	25	29	29	35	46	46
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$1.00	$0.87
Accumulation unit value at end of period	$1.52	$1.52	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	811	898	1,068	1,365	1,738	2,258	2,624	3,672	4,498	4,948

18	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.26	$2.13	$1.64	$1.49	$1.78	$1.42	$0.88	$1.61	$1.43	$1.45
Accumulation unit value at end of period	$2.36	$2.26	$2.13	$1.64	$1.49	$1.78	$1.42	$0.88	$1.61	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	23	25	27	24	26	48	27	24	40	43
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.50	$2.39	$1.63	$1.40	$1.54	$1.23	$0.89	$1.46	$1.55	$1.40
Accumulation unit value at end of period	$2.39	$2.50	$2.39	$1.63	$1.40	$1.54	$1.23	$0.89	$1.46	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	32	32	33	41	41	92	135	206	301	310
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.28	$1.28	$1.27	$1.25	$1.20	$1.24	$1.19	$1.16
Accumulation unit value at end of period	$1.30	$1.30	$1.24	$1.28	$1.28	$1.27	$1.25	$1.20	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,071	1,265	1,579	1,708	2,195	2,509	2,625	3,146	4,022	4,370
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.28	$2.06	$1.59	$1.38	$1.43	$1.24	$0.92	$1.62	$1.40	$1.27
Accumulation unit value at end of period	$2.26	$2.28	$2.06	$1.59	$1.38	$1.43	$1.24	$0.92	$1.62	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	494	561	658	773	993	1,652	2,193	3,432	4,996	5,829
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.55	$2.31	$1.78	$1.55	$1.62	$1.40	$1.04	$1.84	$1.59	$1.44
Accumulation unit value at end of period	$2.53	$2.55	$2.31	$1.78	$1.55	$1.62	$1.40	$1.04	$1.84	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,671	2,119	2,726	3,725	5,191	6,602	7,562	8,559	9,102
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.24	$1.10	$1.11	$0.91	$0.72	$1.38	$1.10	$1.04
Accumulation unit value at end of period	$1.94	$1.84	$1.67	$1.24	$1.10	$1.11	$0.91	$0.72	$1.38	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	211	254	373	545	600	764	935	1,016	1,075	1,144
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.63	$1.64	$1.56	$1.38	$1.35	$1.20	$0.84	$1.13	$1.12	$1.02
Accumulation unit value at end of period	$1.56	$1.63	$1.64	$1.56	$1.38	$1.35	$1.20	$0.84	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	129	137	178	244	295	460	745	831	1,106	1,157
Fidelity® VIP Mid Cap Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$3.86	$3.68	$2.73	$2.41	$2.73	$2.14	$1.55	$2.59	$2.26	$2.03
Accumulation unit value at end of period	$3.76	$3.86	$3.68	$2.73	$2.41	$2.73	$2.14	$1.55	$2.59	$2.26
Number of accumulation units outstanding at end of period (000 omitted)	378	433	488	571	736	1,118	1,551	2,104	2,903	3,631
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.13	$2.98	$2.22	$1.96	$2.22	$1.75	$1.26	$2.12	$1.86	$1.67
Accumulation unit value at end of period	$3.05	$3.13	$2.98	$2.22	$1.96	$2.22	$1.75	$1.26	$2.12	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	759	881	1,112	1,424	1,953	2,535	3,379	3,943	4,544	4,727
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.66	$1.83	$1.42	$1.19	$1.46	$1.31	$1.05	$1.89	$1.63	$1.40
Accumulation unit value at end of period	$1.70	$1.66	$1.83	$1.42	$1.19	$1.46	$1.31	$1.05	$1.89	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	37	39	124	151	150	248	309	308	326	300
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.86	$1.64	$1.62	$1.28	$1.37	$1.15	$0.98	$1.71	$2.19	$1.83
Accumulation unit value at end of period	$1.85	$1.86	$1.64	$1.62	$1.28	$1.37	$1.15	$0.98	$1.71	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	98	118	120	131	152	168	208	234	306	330
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.31	$2.18	$1.72	$1.52	$1.56	$1.41	$1.13	$1.82	$1.78	$1.52
Accumulation unit value at end of period	$2.17	$2.31	$2.18	$1.72	$1.52	$1.56	$1.41	$1.13	$1.82	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1,955	2,358	2,923	3,582	4,846	6,741	8,896	10,910	13,427	15,037
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.46	$2.48	$1.84	$1.57	$1.65	$1.30	$1.02	$1.54	$1.59	$1.38
Accumulation unit value at end of period	$2.26	$2.46	$2.48	$1.84	$1.57	$1.65	$1.30	$1.02	$1.54	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	310	331	404	473	606	743	928	1,145	1,263	1,508
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.03	$0.94	$0.99	$0.79	$0.55	$0.97	$0.89	$0.82
Accumulation unit value at end of period	$1.43	$1.49	$1.40	$1.03	$0.94	$0.99	$0.79	$0.55	$0.97	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	769	911	1,106	1,305	1,660	2,096	2,932	3,698	4,359	4,937
FTVIPT Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.29	$2.52	$2.57	$2.30	$2.76	$2.38	$1.39	$2.98	$2.34	$1.84
Accumulation unit value at end of period	$1.82	$2.29	$2.52	$2.57	$2.30	$2.76	$2.38	$1.39	$2.98	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	42	53	54	57	79	118	186	169	256	254
FTVIPT Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.48	$1.68	$1.38	$1.18	$1.34	$1.25	$0.92	$1.56	$1.37	$1.14
Accumulation unit value at end of period	$1.37	$1.48	$1.68	$1.38	$1.18	$1.34	$1.25	$0.92	$1.56	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	914	1,017	1,268	1,456	1,972	2,814	3,584	4,519	5,332	5,634

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	19

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	204	236	254	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	26	33	35	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.56	$2.37	$1.77	$1.50	$1.55	$1.36	$1.07	$1.68	$1.74	$1.52
Accumulation unit value at end of period	$2.38	$2.56	$2.37	$1.77	$1.50	$1.55	$1.36	$1.07	$1.68	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	160	214	260	409	529	653	954	1,172	1,429	1,557
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.68	$1.57	$1.23	$1.09	$1.10	$1.02	$0.80	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.56	$1.68	$1.57	$1.23	$1.09	$1.10	$1.02	$0.80	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	174	211	270	333	417	537	730	1,057	1,510	1,847
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	10	12	13	48	90	108	144	101	114
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.49	$2.29	$1.73	$1.53	$1.58	$1.43	$1.16	$1.73	$1.71	$1.49
Accumulation unit value at end of period	$2.38	$2.49	$2.29	$1.73	$1.53	$1.58	$1.43	$1.16	$1.73	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	133	136	140	244	286	440	613	674	791	957
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	200	203	336	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.45	$1.38	$1.05	$0.90	$0.94	$0.89	$0.61	$1.28	$1.28	$1.14
Accumulation unit value at end of period	$1.28	$1.45	$1.38	$1.05	$0.90	$0.94	$0.89	$0.61	$1.28	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	908	1,128	1,442	1,721	1,932	2,460	3,076	3,472	3,848	3,968
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	585	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.82	$1.99	$1.42	$1.19	$1.34	$1.00	$0.62	$1.04	$1.03	$0.92
Accumulation unit value at end of period	$1.76	$1.82	$1.99	$1.42	$1.19	$1.34	$1.00	$0.62	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	271	295	395	505	540	825	1,177	1,312	1,474	1,559
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.01	$1.88	$1.60	$1.46	$1.45	$1.34	$1.15	$1.50	$1.46	$1.32
Accumulation unit value at end of period	$1.98	$2.01	$1.88	$1.60	$1.46	$1.45	$1.34	$1.15	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,757	2,094	2,693	3,341	4,447	6,417	8,551	10,711	13,139	14,025
MFS® Utilities Series – Service Class (5/21/2002)
Accumulation unit value at beginning of period	$4.02	$3.61	$3.04	$2.71	$2.57	$2.29	$1.74	$2.84	$2.25	$1.74
Accumulation unit value at end of period	$3.39	$4.02	$3.61	$3.04	$2.71	$2.57	$2.29	$1.74	$2.84	$2.25
Number of accumulation units outstanding at end of period (000 omitted)	94	98	134	145	181	258	350	449	517	602
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.56	$2.78	$2.75	$2.40	$2.29	$1.78	$1.40	$2.29	$2.79	$2.04
Accumulation unit value at end of period	$3.60	$3.56	$2.78	$2.75	$2.40	$2.29	$1.78	$1.40	$2.29	$2.79
Number of accumulation units outstanding at end of period (000 omitted)	20	23	26	36	41	82	119	189	190	210
Oppenheimer Capital Appreciation Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.21	$1.07	$1.10	$1.02	$0.71	$1.33	$1.18	$1.11
Accumulation unit value at end of period	$1.80	$1.76	$1.55	$1.21	$1.07	$1.10	$1.02	$0.71	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	344	443	538	675	911	1,388	1,770	1,938	2,209	2,384
Oppenheimer Global Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.24	$2.22	$1.76	$1.47	$1.63	$1.42	$1.03	$1.75	$1.67	$1.44
Accumulation unit value at end of period	$2.29	$2.24	$2.22	$1.76	$1.47	$1.63	$1.42	$1.03	$1.75	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	157	213	258	455	545	817	1,027	1,089	1,269	1,300
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.88	$1.85	$1.88	$1.68	$1.69	$1.48	$1.27	$1.50	$1.38	$1.30
Accumulation unit value at end of period	$1.81	$1.88	$1.85	$1.88	$1.68	$1.69	$1.48	$1.27	$1.50	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	729	882	996	1,284	1,433	2,306	3,128	3,471	3,945	3,751

20	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.79	$2.53	$1.82	$1.56	$1.62	$1.33	$0.98	$1.60	$1.64	$1.45
Accumulation unit value at end of period	$2.60	$2.79	$2.53	$1.82	$1.56	$1.62	$1.33	$0.98	$1.60	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	223	297	362	514	653	790	946	1,084	1,146	1,209
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.93	$2.32	$1.66	$1.37	$1.40	$1.38	$1.11	$1.35	$1.38	$1.35
Accumulation unit value at end of period	$3.13	$2.93	$2.32	$1.66	$1.37	$1.40	$1.38	$1.11	$1.35	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	63	74	89	98	116	149	173	224	256	390
Putnam VT Growth and Income Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.75	$1.60	$1.19	$1.01	$1.07	$0.95	$0.74	$1.22	$1.31	$1.14
Accumulation unit value at end of period	$1.60	$1.75	$1.60	$1.19	$1.01	$1.07	$0.95	$0.74	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	398	420	463	585	679	991	1,228	1,582	1,994	2,148
Putnam VT International Equity Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.50	$1.63	$1.29	$1.07	$1.30	$1.19	$0.97	$1.75	$1.63	$1.29
Accumulation unit value at end of period	$1.49	$1.50	$1.63	$1.29	$1.07	$1.30	$1.19	$0.97	$1.75	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	384	456	543	780	952	1,227	1,575	1,696	1,769	1,896
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.93	$0.77	$0.95	$0.86	$0.63	$1.10	$0.98	$0.79
Accumulation unit value at end of period	$1.04	$1.04	$1.12	$0.93	$0.77	$0.95	$0.86	$0.63	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	64	86	100	115	126	227	352	389	607	616
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	148	177	215	237	336	—	—	—	—
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.90	$1.67	$1.26	$1.08	$1.12	$0.97	$0.74	$1.21	$1.22	$1.11
Accumulation unit value at end of period	$1.85	$1.90	$1.67	$1.26	$1.08	$1.12	$0.97	$0.74	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	35	36	36	59	63	66	97	134	136	145
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.40	$2.38	$1.78	$1.59	$1.68	$1.36	$1.01	$1.49	$1.59	$1.33
Accumulation unit value at end of period	$2.15	$2.40	$2.38	$1.78	$1.59	$1.68	$1.36	$1.01	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	77	119	137	178	210	323	421	460	507	530
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$1.62	$1.73	$1.46	$1.30	$1.50	$1.30	$1.13	$1.96	$1.72	$1.41
Accumulation unit value at end of period	$1.64	$1.62	$1.73	$1.46	$1.30	$1.50	$1.30	$1.13	$1.96	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	34	53	63	68	179	313	469	573	1,012	954
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.82	$1.95	$1.65	$1.47	$1.70	$1.48	$1.29	$2.24	$1.97	$1.62
Accumulation unit value at end of period	$1.83	$1.82	$1.95	$1.65	$1.47	$1.70	$1.48	$1.29	$2.24	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	394	486	583	701	880	1,216	1,613	1,763	1,953	2,047
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$1.73	$1.68	$1.21	$1.01	$1.08	$0.91	$0.64	$0.89	$0.80	$0.77
Accumulation unit value at end of period	$1.74	$1.73	$1.68	$1.21	$1.01	$1.08	$0.91	$0.64	$0.89	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	91	100	139	147	248	440	625	874	1,266	1,713
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.18	$3.09	$2.23	$1.88	$2.01	$1.70	$1.20	$1.67	$1.51	$1.44
Accumulation unit value at end of period	$3.18	$3.18	$3.09	$2.23	$1.88	$2.01	$1.70	$1.20	$1.67	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	371	428	513	624	839	1,080	1,372	1,592	1,826	2,095
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$1.70	$1.56	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.70	$1.56	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	46	66	103	149	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	801	975	1,166	1,328	1,855	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/16/2010)
Accumulation unit value at beginning of period	$1.86	$1.91	$1.29	$1.21	$1.28	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.86	$1.91	$1.29	$1.21	$1.28	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	225	282	434	600	802	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 1* (7/16/2010)
Accumulation unit value at beginning of period	$1.50	$1.45	$1.27	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.50	$1.45	$1.27	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	264	347	424	703	1,101	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 1 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	21

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.26	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.48	$1.43	$1.26	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	404	527	697	804	1,051	1,560	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.13	$1.08	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.09	$1.13	$1.08	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	659	832	1,025	1,224	1,569	2,029	—	—	—	—
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	13	15	15	15	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.15	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.27	$1.09	$1.04	$0.94	$0.79	$1.34	$1.29	$1.12
Accumulation unit value at end of period	$1.83	$1.82	$1.69	$1.27	$1.09	$1.04	$0.94	$0.79	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	7	81	73	7	7	7
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.10	$0.97	$1.22	$1.18	$0.89	$1.93	$1.85	$1.38
Accumulation unit value at end of period	$1.24	$1.23	$1.33	$1.10	$0.97	$1.22	$1.18	$0.89	$1.93	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	909	1,245	1,639	2,520	3,034	2,872	3,062	3,533	2,657	2,757
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.49	$1.40	$1.27	$1.22	$1.12	$1.15	$1.06	$1.06
Accumulation unit value at end of period	$1.33	$1.37	$1.35	$1.49	$1.40	$1.27	$1.22	$1.12	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,313	1,742	2,407	2,710	3,410	4,240	4,109	3,849	6,168	6,843
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.82	$1.51	$1.26	$1.45	$1.30	$0.98	$1.80	$1.55	$1.25
Accumulation unit value at end of period	$1.69	$1.70	$1.82	$1.51	$1.26	$1.45	$1.30	$0.98	$1.80	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.68	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.64	$1.68	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	$1.07
Accumulation unit value at end of period	$1.86	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	408	602	860	1,343	1,731	1,994	2,142	2,162	2,228	3,255
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.75	$1.34	$1.19	$1.19	$1.06	$0.90	$1.24	$1.33	$1.13
Accumulation unit value at end of period	$1.85	$1.95	$1.75	$1.34	$1.19	$1.19	$1.06	$0.90	$1.24	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	2	3	20	30	40	51	61	2	2	2
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (4/7/2003)
Accumulation unit value at beginning of period	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42	$1.16	$1.64	$1.52	$1.38
Accumulation unit value at end of period	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42	$1.16	$1.64	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	6	6	26	69	117	87	70
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01	$0.82	$1.19	$1.18	$1.05
Accumulation unit value at end of period	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01	$0.82	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	26	84	85	85	121
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90	$0.73	$1.29	$1.26	$1.11
Accumulation unit value at end of period	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90	$0.73	$1.29	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	380	579	843	1,217	1,775	2,312	2,486	2,481	2,441	2,749

22	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39	$1.10	$1.87	$1.75	$1.48
Accumulation unit value at end of period	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39	$1.10	$1.87	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	855	1,123	1,707	2,629	3,304	3,550	4,693	4,712	4,137	4,535
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70	$1.57	$3.43	$2.51	$1.90
Accumulation unit value at end of period	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70	$1.57	$3.43	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	259	320	443	542	704	659	891	1,256	981	1,358
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.17	$1.16	$1.12	$1.08
Accumulation unit value at end of period	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.17	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	282	349	417	477	734	815	827	835	334	460
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54	$1.01	$1.37	$1.36	$1.24
Accumulation unit value at end of period	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54	$1.01	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	131	167	229	339	422	479	545	699	822	930
Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	17	17	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	519	667	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.93	$1.88	$1.81	$1.59	$1.52	$1.36	$0.97	$1.20	$1.19	$1.11
Accumulation unit value at end of period	$1.89	$1.93	$1.88	$1.81	$1.59	$1.52	$1.36	$0.97	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	38	57	75	93	131	790	664	632	504
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41	$1.25	$1.35	$1.30	$1.26
Accumulation unit value at end of period	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41	$1.25	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	93	241	334	439	507	618	1,984	2,091	2,204	1,771
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.95	$0.96	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.05	$0.88	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.53	$1.35	$1.05	$0.88	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	129	144	162	189	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.63	$1.27	$1.07	$1.11	$0.96	$0.71	$1.29	$1.27	$1.15
Accumulation unit value at end of period	$1.98	$1.84	$1.63	$1.27	$1.07	$1.11	$0.96	$0.71	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	20	35	43	66	74	263	390	302	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82	$0.66	$1.06	$1.02	$0.89
Accumulation unit value at end of period	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82	$0.66	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	148	152	154	151	177	175	202	177	235	343
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	347	136	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	962	1,202	184	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,931	2,330	354	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	23

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.70	$1.31	$1.20	$1.42	$1.14	$0.71	$1.30	$1.15	$1.17
Accumulation unit value at end of period	$1.88	$1.81	$1.70	$1.31	$1.20	$1.42	$1.14	$0.71	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	34	54	81	116	139	162	215	199	234
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.37	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.48	$1.27	$1.47	$1.31	$1.04	$1.76	$1.58	$1.29
Accumulation unit value at end of period	$1.68	$1.62	$1.79	$1.48	$1.27	$1.47	$1.31	$1.04	$1.76	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.82	$1.34	$1.14	$1.17	$0.99	$0.79	$1.32	$1.34	$1.14
Accumulation unit value at end of period	$1.88	$2.00	$1.82	$1.34	$1.14	$1.17	$0.99	$0.79	$1.32	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4	4
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35	$0.98	$1.61	$1.70	$1.54
Accumulation unit value at end of period	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35	$0.98	$1.61	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	15	15	15	16	16	16	19
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.06	$1.55	$1.41	$1.52	$1.22	$0.99	$1.39	$1.44	$1.22
Accumulation unit value at end of period	$1.94	$2.10	$2.06	$1.55	$1.41	$1.52	$1.22	$0.99	$1.39	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	5	7	19	33	39	58	621	339	342	—
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (4/14/2003)
Accumulation unit value at beginning of period	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52	$1.22	$2.09	$1.87	$1.68
Accumulation unit value at end of period	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52	$1.22	$2.09	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	4	22	23	26	42
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$0.97	$1.00	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	69	71	79	84	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.01
Accumulation unit value at end of period	$1.12	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	153	283	335	389	494	553	839	589	537	573
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	15	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.00	$1.50	$1.28	$1.29	$1.03	$0.77	$1.30	$1.30	$1.22
Accumulation unit value at end of period	$2.13	$2.21	$2.00	$1.50	$1.28	$1.29	$1.03	$0.77	$1.30	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.93	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.06
Accumulation unit value at end of period	$2.13	$2.03	$1.93	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	127	185	280	421	523	582	715	862	874	1,176
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.44	$1.32	$1.23	$1.08	$0.89	$1.29	$1.22	$1.06
Accumulation unit value at end of period	$1.76	$1.83	$1.72	$1.44	$1.32	$1.23	$1.08	$0.89	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	8	9	9	12	13	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.95	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.40	$1.15	$1.04	$1.29	$1.25	$0.97	$1.57	$1.53	$1.26
Accumulation unit value at end of period	$1.20	$1.25	$1.40	$1.15	$1.04	$1.29	$1.25	$0.97	$1.57	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	17	23	32	46	56	72	421	393	346	—

24	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Balanced Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13	$0.83	$1.27	$1.18	$1.07
Accumulation unit value at end of period	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13	$0.83	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	4	4	18	41	43	46
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$2.05	$1.58	$1.38	$1.44	$1.24	$0.93	$1.64	$1.41	$1.28
Accumulation unit value at end of period	$2.25	$2.26	$2.05	$1.58	$1.38	$1.44	$1.24	$0.93	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,173	1,610	2,486	3,858	5,112	5,777	6,351	7,155	7,060	8,517
Fidelity® VIP Growth & Income Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.10	$0.98
Accumulation unit value at end of period	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	49	80	82	83	86	92	135	116	228	248
Fidelity® VIP Growth Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70	$0.55	$1.06	$0.85	$0.80
Accumulation unit value at end of period	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70	$0.55	$1.06	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	61	61	120	119	113	110	103	94	114	99
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.72	$1.28	$1.13	$1.15	$0.94	$0.74	$1.42	$1.14	$1.08
Accumulation unit value at end of period	$2.00	$1.89	$1.72	$1.28	$1.13	$1.15	$0.94	$0.74	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.41	$1.35	$1.28	$1.20	$1.05	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.41	$1.35	$1.28	$1.20	$1.05	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	673	990	1,286	1,587	1,888	2,223	2,984	2,975	4,000	3,220
Fidelity® VIP Mid Cap Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89	$2.09	$3.49	$3.06	$2.74
Accumulation unit value at end of period	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89	$2.09	$3.49	$3.06
Number of accumulation units outstanding at end of period (000 omitted)	50	69	70	70	73	90	120	132	170	211
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.53	$1.88	$1.66	$1.89	$1.48	$1.07	$1.80	$1.58	$1.42
Accumulation unit value at end of period	$2.58	$2.65	$2.53	$1.88	$1.66	$1.89	$1.48	$1.07	$1.80	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	172	236	345	561	667	687	1,113	1,311	1,141	1,202
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.68	$1.31	$1.10	$1.35	$1.21	$0.97	$1.75	$1.51	$1.30
Accumulation unit value at end of period	$1.56	$1.53	$1.68	$1.31	$1.10	$1.35	$1.21	$0.97	$1.75	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	194	274	360	535	721	762	824	936	822	962
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.33	$1.06	$1.13	$0.95	$0.80	$1.41	$1.81	$1.52
Accumulation unit value at end of period	$1.52	$1.53	$1.35	$1.33	$1.06	$1.13	$0.95	$0.80	$1.41	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	5	6	6	22	24	24	9
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.79	$1.59	$1.42	$1.41	$1.26	$0.94	$1.36	$1.32	$1.13
Accumulation unit value at end of period	$1.70	$1.85	$1.79	$1.59	$1.42	$1.41	$1.26	$0.94	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	84	161	168	235	252	320	320	322	349	365
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49	$1.20	$1.92	$1.88	$1.61
Accumulation unit value at end of period	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49	$1.20	$1.92	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	97	194	212	313	334	421	439	498	532	713
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.85	$1.44	$1.30	$1.24	$1.04	$0.90	$1.25	$1.30	$1.12
Accumulation unit value at end of period	$1.89	$1.99	$1.85	$1.44	$1.30	$1.24	$1.04	$0.90	$1.25	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	14	16	15	20	23	25
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11	$1.65	$2.50	$2.59	$2.24
Accumulation unit value at end of period	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11	$1.65	$2.50	$2.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05	$0.74	$1.31	$1.19	$1.11
Accumulation unit value at end of period	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05	$0.74	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	62	91	102	105	126	137	178	256	345	421
FTVIPT Templeton Foreign VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33	$0.98	$1.66	$1.46	$1.21
Accumulation unit value at end of period	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33	$0.98	$1.66	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	22	30	34	38	38	39	67	117	100	102

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	25

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$2.13	$2.12	$1.86	$1.90	$1.68	$1.43	$1.36	$1.24	$1.12
Accumulation unit value at end of period	$2.03	$2.14	$2.13	$2.12	$1.86	$1.90	$1.68	$1.43	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	344	487	672	828	1,103	1,323	1,888	1,892	2,787	2,962
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.65	$1.27	$1.06	$1.16	$1.09	$0.84	$1.48	$1.46	$1.21
Accumulation unit value at end of period	$1.46	$1.58	$1.65	$1.27	$1.06	$1.16	$1.09	$0.84	$1.48	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	18	19	19	89	101	103	104	109	106	121
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.26	$1.72	$1.47	$1.59	$1.28	$0.98	$1.57	$1.54	$1.34
Accumulation unit value at end of period	$2.28	$2.54	$2.26	$1.72	$1.47	$1.59	$1.28	$0.98	$1.57	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	361	466	720	1,152	1,512	1,698	2,218	2,351	2,480	2,618
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.41	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	62	64	70	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	10	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.82	$1.36	$1.15	$1.19	$1.04	$0.82	$1.29	$1.34	$1.17
Accumulation unit value at end of period	$1.82	$1.96	$1.82	$1.36	$1.15	$1.19	$1.04	$0.82	$1.29	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,539	1,996	2,966	4,732	6,409	7,214	7,754	8,226	8,387	9,048
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	68	68	71	71	75	108	149	170	220	254
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.93	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	9	12	13	18	20	40	883	322	238	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.77	$1.40	$1.28	$1.38	$1.23	$0.96	$1.36	$1.26	$1.15
Accumulation unit value at end of period	$1.73	$1.83	$1.77	$1.40	$1.28	$1.38	$1.23	$0.96	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	45	61	75	99	146	163	176	186	220	259
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.35	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.25	$1.42	$1.35	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	195	266	341	457	731	827	846	945	779	870
Janus Aspen Series Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61	$0.43	$0.77	$0.64	$0.57
Accumulation unit value at end of period	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61	$0.43	$0.77	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	37	37	37	39	67	241	296
Janus Aspen Series Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46	$0.30	$0.53	$0.44	$0.42
Accumulation unit value at end of period	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46	$0.30	$0.53	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	32	32	32	32	46	46	51
Janus Aspen Series Janus Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64	$0.48	$0.80	$0.70	$0.64
Accumulation unit value at end of period	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64	$0.48	$0.80	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	28	35	58	98	124	173	1,443	1,405	1,248	116

26	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Investors Trust Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96	$0.77	$1.16	$1.06	$0.95
Accumulation unit value at end of period	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96	$0.77	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90	$0.72	$1.08	$1.00	$0.89
Accumulation unit value at end of period	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90	$0.72	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	20	53	54	54	55	70	88	71	150	162
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40	$0.86	$1.44	$1.42	$1.27
Accumulation unit value at end of period	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40	$0.86	$1.44	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	10	10	11	13	16	16	19
MFS® New Discovery Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92	$0.57	$0.95	$0.94	$0.84
Accumulation unit value at end of period	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92	$0.57	$0.95	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	5	12	11	18	18	28	30	34	41	42
MFS® Total Return Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40	$1.20	$1.56	$1.51	$1.37
Accumulation unit value at end of period	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40	$1.20	$1.56	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	26	27	27	28	29	29	33	48	47	47
MFS® Total Return Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27	$1.09	$1.42	$1.38	$1.25
Accumulation unit value at end of period	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27	$1.09	$1.42	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	57	95	95	100	112	135	249	311	490	541
MFS® Utilities Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83	$1.39	$2.26	$1.79	$1.38
Accumulation unit value at end of period	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83	$1.39	$2.26	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	24	25	25	28	31	31	33
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50	$1.14	$1.85	$1.47	$1.14
Accumulation unit value at end of period	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50	$1.14	$1.85	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	12	20	20	20	34	36	67	81	182	167
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	11	14	20	28	253	353	177	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.51	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.71	$2.12	$2.11	$1.84	$1.77	$1.38	$1.09	$1.77	$2.17	$1.59
Accumulation unit value at end of period	$2.73	$2.71	$2.12	$2.11	$1.84	$1.77	$1.38	$1.09	$1.77	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	17	28	51	62	102	122	193	206	204	132
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.53	$1.20	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17	$1.10
Accumulation unit value at end of period	$1.78	$1.74	$1.53	$1.20	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	461	631	940	1,413	1,842	2,133	2,047	2,333	2,161	2,648
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$2.00	$1.59	$1.33	$1.47	$1.29	$0.94	$1.59	$1.51	$1.30
Accumulation unit value at end of period	$2.07	$2.02	$2.00	$1.59	$1.33	$1.47	$1.29	$0.94	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	8	41	47	21	20	17
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.54	$1.56	$1.39	$1.40	$1.24	$1.06	$1.25	$1.15	$1.09
Accumulation unit value at end of period	$1.50	$1.56	$1.54	$1.56	$1.39	$1.40	$1.24	$1.06	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	716	954	1,258	1,583	2,078	2,412	3,300	3,158	4,023	3,937
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.21	$1.59	$1.37	$1.42	$1.16	$0.86	$1.40	$1.44	$1.27
Accumulation unit value at end of period	$2.26	$2.44	$2.21	$1.59	$1.37	$1.42	$1.16	$0.86	$1.40	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	16	17	17	18	18	19	25	16	18	19

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	27

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	12	19	40	73	91	121	577	861	871	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$1.97	$1.41	$1.17	$1.19	$1.18	$0.95	$1.15	$1.17	$1.16
Accumulation unit value at end of period	$2.65	$2.49	$1.97	$1.41	$1.17	$1.19	$1.18	$0.95	$1.15	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth and Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.14	$0.97	$1.03	$0.91	$0.71	$1.17	$1.26	$1.10
Accumulation unit value at end of period	$1.54	$1.68	$1.53	$1.14	$0.97	$1.03	$0.91	$0.71	$1.17	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	44	58	62	68	73	89	166	196	221	242
Putnam VT Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51	$1.04	$1.39	$1.34	$1.29
Accumulation unit value at end of period	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51	$1.04	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	18	19	19	20	22	16	15
Putnam VT International Equity Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10	$0.89	$1.61	$1.50	$1.19
Accumulation unit value at end of period	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10	$0.89	$1.61	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	46	52	53	56	55	56	59	69	101	103
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	42	43	79	78	91	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.84	$1.34	$1.15	$1.22	$0.98	$0.75	$1.26	$1.46	$1.26
Accumulation unit value at end of period	$1.78	$1.88	$1.84	$1.34	$1.15	$1.22	$0.98	$0.75	$1.26	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	9	11	11	12	14	12	194
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	145	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	470	865	1,303	1,997	3,063	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	22	123	193	242	277	352	1,468	1,135	1,300	1,312
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	266	306	708	353	168	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	69	356	471	597	614	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.57	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	9	14	36	62	75	169	1,278	985	714	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	11	15	18	28	33	65	1,254	563	484	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	423	436	323	101	86	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	2,865	4,704	6,561	8,468	8,331	—	—	—	—

28	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	155	147	68	568	410	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	784	1,022	1,828	2,714	3,986	4,256	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	70	141	385	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	42	258	613	1,237	1,915	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.14	$1.61	$1.43	$1.51	$1.23	$0.91	$1.35	$1.43	$1.21
Accumulation unit value at end of period	$1.93	$2.16	$2.14	$1.61	$1.43	$1.51	$1.23	$0.91	$1.35	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	444	595	825	1,336	1,723	1,908	2,350	2,596	2,791	2,698
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.92	$1.43	$1.24	$1.34	$1.11	$0.82	$1.31	$1.25	$1.09
Accumulation unit value at end of period	$2.11	$2.13	$1.92	$1.43	$1.24	$1.34	$1.11	$0.82	$1.31	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	1
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.73	$2.25	$1.88	$2.22	$1.80	$1.22	$2.26	$1.97	$1.45
Accumulation unit value at end of period	$2.55	$2.58	$2.73	$2.25	$1.88	$2.22	$1.80	$1.22	$2.26	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	250	332	418	620	811	812	1,103	1,350	1,109	1,395
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$2.16	$1.64	$1.38	$1.45	$1.19	$0.84	$1.42	$1.36	$1.27
Accumulation unit value at end of period	$2.20	$2.24	$2.16	$1.64	$1.38	$1.45	$1.19	$0.84	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	268	376	526	870	1,131	1,309	1,726	1,875	1,858	1,824
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.65	$1.40	$1.25	$1.19	$1.06	$0.93	$1.33	$1.25	$1.13
Accumulation unit value at end of period	$1.93	$1.93	$1.65	$1.40	$1.25	$1.19	$1.06	$0.93	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	4
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.57	$1.33	$1.18	$1.38	$1.19	$1.05	$1.81	$1.60	$1.32
Accumulation unit value at end of period	$1.48	$1.47	$1.57	$1.33	$1.18	$1.38	$1.19	$1.05	$1.81	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	175	261	373	511	645	637	813	667	657	741
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.62	$1.25	$1.06	$1.10	$0.98	$0.84	$1.34	$1.32	$1.13
Accumulation unit value at end of period	$1.73	$1.76	$1.62	$1.25	$1.06	$1.10	$0.98	$0.84	$1.34	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	20	21	67	101	160	171	228	174	182	190
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.29	$1.66	$1.39	$1.49	$1.26	$0.89	$1.24	$1.12	$1.07
Accumulation unit value at end of period	$2.36	$2.35	$2.29	$1.66	$1.39	$1.49	$1.26	$0.89	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	285	405	623	1,038	1,312	1,504	1,159	1,258	1,531	1,651
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	45	54	66	83	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.50	$1.68	$1.58	$1.67	$1.33	$0.88	$1.53	$1.36	$1.12
Accumulation unit value at end of period	$2.32	$2.42	$2.50	$1.68	$1.58	$1.67	$1.33	$0.88	$1.53	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	53	72	101	173	222	267	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.26	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.48	$1.43	$1.26	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	16	16	17	18	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.50	$1.43	$1.33	$1.26	$1.14	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.49	$1.51	$1.44	$1.50	$1.43	$1.33	$1.26	$1.14	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	348	451	725	848	1,179	1,481	495	500	719	668
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	29

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	49	51	326	355	101	106	111	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.06	$0.94	$1.25	$1.06	$0.70	$1.35	$1.14	$1.07
Accumulation unit value at end of period	$1.35	$1.33	$1.28	$1.06	$0.94	$1.25	$1.06	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	9	11	39	23	35	35	37	34
AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.98	$1.83	$1.38	$1.19	$1.13	$1.02	$0.86	$1.46	$1.41	$1.22
Accumulation unit value at end of period	$1.98	$1.98	$1.83	$1.38	$1.19	$1.13	$1.02	$0.86	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	61	99	121	131	144	150	158	182	173	174
AB VPS International Value Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$0.74	$0.81	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$0.75	$0.74	$0.81	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	107	129	308	322	389	430	8,976	11,184	5,434	1,483
AB VPS Large Cap Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$2.00	$1.78	$1.32	$1.15	$1.20	$1.11	$0.82	$1.37	$1.22	$1.25
Accumulation unit value at end of period	$2.19	$2.00	$1.78	$1.32	$1.15	$1.20	$1.11	$0.82	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	27	20	24	29	31	86	76	95	107	110
American Century VP Inflation Protection, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	134	—	—	—
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.18	$1.27	$1.05	$0.88	$1.01	$0.91	$0.69	$1.26	$1.08	$1.00
Accumulation unit value at end of period	$1.18	$1.18	$1.27	$1.05	$0.88	$1.01	$0.91	$0.69	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	83	83	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	—	—	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.13	$1.01	$1.01	$0.88	$0.66	$1.15	$0.96	$1.00
Accumulation unit value at end of period	$1.74	$1.66	$1.53	$1.13	$1.01	$1.01	$0.88	$0.66	$1.15	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	84	84	237	237	237	237	237	237	255	2,902
American Century VP Value, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.46	$1.13	$1.00	$1.00	$0.89	$0.76	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.63	$1.46	$1.13	$1.00	$1.00	$0.89	$0.76	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.76	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.20	$1.05	$0.80	$0.71	$0.68	$0.59	$0.48	$0.84	$0.83	$0.73
Accumulation unit value at end of period	$1.20	$1.20	$1.05	$0.80	$0.71	$0.68	$0.59	$0.48	$0.84	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	428	595	658	713	880	1,242	1,472	1,713	2,064	2,748
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.48	$2.28	$1.82	$1.62	$1.72	$1.49	$1.19	$2.02	$1.89	$1.60
Accumulation unit value at end of period	$2.38	$2.48	$2.28	$1.82	$1.62	$1.72	$1.49	$1.19	$2.02	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	417	502	579	572	713	984	14,162	11,637	6,473	3,391
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.33	$1.12	$1.44	$1.21	$0.71	$1.54	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$1.25	$1.30	$1.33	$1.12	$1.44	$1.21	$0.71	$1.54	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	142	155	204	204	225	307	4,391	5,930	2,871	1,112
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	597	642	838	1,249	1,477	1,772	4,706	1,829	792	340
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.15	$2.10	$2.00	$1.75	$1.67	$1.49	$0.98	$1.32	$1.31	$1.20
Accumulation unit value at end of period	$2.10	$2.15	$2.10	$2.00	$1.75	$1.67	$1.49	$0.98	$1.32	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	134	140	143	165	192	290	430	462	515	630

30	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	49	49	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.85	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.85	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	72	88	130	129	183	251	12,398	7,173	5,490	1,572
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.42	$1.34	$1.27	$1.18	$1.05	$1.13	$1.09	$1.05
Accumulation unit value at end of period	$1.41	$1.42	$1.37	$1.42	$1.34	$1.27	$1.18	$1.05	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	428	512	720	740	876	1,314	22,808	19,368	15,892	6,766
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.94	$0.95	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	20	25	25	14	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.32	$1.11	$1.16	$1.00	$0.74	$1.35	$1.32	$1.21
Accumulation unit value at end of period	$2.06	$1.91	$1.70	$1.32	$1.11	$1.16	$1.00	$0.74	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	5	30	33	35	7	8	8	606	452	14
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.41	$1.24	$1.23	$1.09	$0.87	$1.40	$1.35	$1.19
Accumulation unit value at end of period	$2.05	$2.06	$1.84	$1.41	$1.24	$1.23	$1.09	$0.87	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	365	408	406	410	439	651	519	227	234	248
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	623	993	424	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,333	5,982	1,234	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,852	16,725	3,295	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,175	25,326	7,341	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.85	$1.74	$1.35	$1.22	$1.46	$1.17	$0.72	$1.33	$1.18	$1.20
Accumulation unit value at end of period	$1.93	$1.85	$1.74	$1.35	$1.22	$1.46	$1.17	$0.72	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	7	29	29	29	29	65	30	6	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.37	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.00	$0.86	$0.99	$0.88	$0.70	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.20	$1.00	$0.86	$0.99	$0.88	$0.70	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	66	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.09	$0.93	$0.96	$0.81	$0.65	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.53	$1.64	$1.49	$1.09	$0.93	$0.96	$0.81	$0.65	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.14	$2.04	$1.39	$1.20	$1.32	$1.06	$0.76	$1.26	$1.33	$1.21
Accumulation unit value at end of period	$2.04	$2.14	$2.04	$1.39	$1.20	$1.32	$1.06	$0.76	$1.26	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	19	32	42	45	58	92	139
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.50	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	94	111	208	231	294	346	15,475	9,855	6,403	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	31

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.29	$1.28	$1.28	$1.26	$1.21	$1.25	$1.21	$1.17
Accumulation unit value at end of period	$1.30	$1.30	$1.25	$1.29	$1.28	$1.28	$1.26	$1.21	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	537	581	603	592	697	1,388	3,602	1,648	1,509	1,294
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	93	8	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$1.60	$1.66	$1.51	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	52	52	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.82	$1.73	$1.32	$1.16	$1.27	$0.99	$0.64	$1.10	$0.98	$1.00
Accumulation unit value at end of period	$1.90	$1.82	$1.73	$1.32	$1.16	$1.27	$0.99	$0.64	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	50	50	50	50	50	50	50	50	55	679
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.19	$1.06	$0.80	$0.72	$0.72	$0.64	$0.48	$0.74	$0.70	$0.65
Accumulation unit value at end of period	$1.14	$1.19	$1.06	$0.80	$0.72	$0.72	$0.64	$0.48	$0.74	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	47	56	56	82	112	194	210	232	333	476
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.57	$1.31	$1.21	$1.12	$0.99	$0.82	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.67	$1.57	$1.31	$1.21	$1.12	$0.99	$0.82	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.95	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	8	3	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$0.87	$0.97	$0.80	$0.72	$0.90	$0.87	$0.68	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$0.83	$0.87	$0.97	$0.80	$0.72	$0.90	$0.87	$0.68	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	86	104	142	140	180	259	8,383	5,612	3,855	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.40	$2.17	$1.68	$1.46	$1.52	$1.32	$0.99	$1.74	$1.50	$1.36
Accumulation unit value at end of period	$2.38	$2.40	$2.17	$1.68	$1.46	$1.52	$1.32	$0.99	$1.74	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	750	909	1,030	1,101	1,401	2,106	5,626	11,060	9,543	7,320
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.39	$2.19	$1.60	$1.33	$1.38	$1.18	$0.88	$1.52	$1.44	$1.28
Accumulation unit value at end of period	$2.39	$2.39	$2.19	$1.60	$1.33	$1.38	$1.18	$0.88	$1.52	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	9	12	16	16	24	28	25	151	226	191
Fidelity® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.91	$1.74	$1.29	$1.14	$1.16	$0.95	$0.75	$1.44	$1.15	$1.09
Accumulation unit value at end of period	$2.01	$1.91	$1.74	$1.29	$1.14	$1.16	$0.95	$0.75	$1.44	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	21	45	46	47	99	104	152	174	170
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.00	$2.01	$1.93	$1.71	$1.67	$1.49	$1.05	$1.42	$1.40	$1.27
Accumulation unit value at end of period	$1.90	$2.00	$2.01	$1.93	$1.71	$1.67	$1.49	$1.05	$1.42	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	6	8	9	10	23	25	62	74	104	146
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.36	$1.31	$1.24	$1.16	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.38	$1.32	$1.36	$1.31	$1.24	$1.16	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	71	91	154	183	221	288	10,384	8,406	6,965	512
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.45	$3.29	$2.45	$2.17	$2.46	$1.94	$1.40	$2.35	$2.06	$1.86
Accumulation unit value at end of period	$3.35	$3.45	$3.29	$2.45	$2.17	$2.46	$1.94	$1.40	$2.35	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	316	410	512	567	701	1,184	3,949	5,166	3,440	2,476
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.66	$1.84	$1.43	$1.20	$1.47	$1.32	$1.06	$1.91	$1.65	$1.42
Accumulation unit value at end of period	$1.70	$1.66	$1.84	$1.43	$1.20	$1.47	$1.32	$1.06	$1.91	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	28	41	71	76	90	115	410	598	533	309

32	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.83	$2.49	$2.46	$1.96	$2.10	$1.76	$1.49	$2.62	$3.35	$2.81
Accumulation unit value at end of period	$2.81	$2.83	$2.49	$2.46	$1.96	$2.10	$1.76	$1.49	$2.62	$3.35
Number of accumulation units outstanding at end of period (000 omitted)	37	40	44	52	108	158	221	277	385	391
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.71	$2.62	$2.33	$2.09	$2.07	$1.86	$1.39	$2.00	$1.95	$1.67
Accumulation unit value at end of period	$2.49	$2.71	$2.62	$2.33	$2.09	$2.07	$1.86	$1.39	$2.00	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	250	355	515	590	665	767	889	938	1,265	1,436
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.46	$2.32	$1.83	$1.62	$1.66	$1.51	$1.21	$1.95	$1.91	$1.63
Accumulation unit value at end of period	$2.31	$2.46	$2.32	$1.83	$1.62	$1.66	$1.51	$1.21	$1.95	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	632	809	1,277	1,453	1,701	2,487	2,690	2,831	3,212	4,354
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.64	$1.53	$1.19	$1.08	$1.03	$0.86	$0.74	$1.03	$1.07	$1.00
Accumulation unit value at end of period	$1.56	$1.64	$1.53	$1.19	$1.08	$1.03	$0.86	$0.74	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (5/1/2002)
Accumulation unit value at beginning of period	$2.42	$2.43	$1.81	$1.55	$1.63	$1.28	$1.01	$1.52	$1.58	$1.36
Accumulation unit value at end of period	$2.21	$2.42	$2.43	$1.81	$1.55	$1.63	$1.28	$1.01	$1.52	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	62	72	125	149	180	256	260	317	406	494
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.07	$1.01	$0.74	$0.67	$0.72	$0.57	$0.40	$0.71	$0.64	$0.60
Accumulation unit value at end of period	$1.03	$1.07	$1.01	$0.74	$0.67	$0.72	$0.57	$0.40	$0.71	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	330	505	580	680	934	1,281	1,495	1,794	2,000	2,527
FTVIPT Templeton Foreign VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.75	$1.99	$1.64	$1.40	$1.59	$1.49	$1.10	$1.86	$1.63	$1.36
Accumulation unit value at end of period	$1.62	$1.75	$1.99	$1.64	$1.40	$1.59	$1.49	$1.10	$1.86	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	134	171	204	229	264	548	671	705	731	780
FTVIPT Templeton Global Bond VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.80	$1.78	$1.78	$1.56	$1.60	$1.41	$1.20	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.70	$1.80	$1.78	$1.78	$1.56	$1.60	$1.41	$1.20	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	200	217	295	289	417	467	8,919	7,608	7,113	2,613
FTVIPT Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.20	$1.24	$0.96	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11	$1.00
Accumulation unit value at end of period	$1.10	$1.20	$1.24	$0.96	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	79	84	398	510	503	524	575	441	395	290
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.91	$4.37	$3.33	$2.84	$3.08	$2.49	$1.89	$3.04	$2.98	$2.60
Accumulation unit value at end of period	$4.41	$4.91	$4.37	$3.33	$2.84	$3.08	$2.49	$1.89	$3.04	$2.98
Number of accumulation units outstanding at end of period (000 omitted)	116	164	183	217	312	373	2,121	2,524	2,353	1,620
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.54	$1.34	$0.99	$0.87	$0.85	$0.76	$0.64	$1.02	$1.05	$0.94
Accumulation unit value at end of period	$1.52	$1.54	$1.34	$0.99	$0.87	$0.85	$0.76	$0.64	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	259	232	241	268	345	373	437	674	934	1,503
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	162	203	242	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.15	$1.99	$1.49	$1.27	$1.31	$1.14	$0.90	$1.42	$1.47	$1.29
Accumulation unit value at end of period	$1.99	$2.15	$1.99	$1.49	$1.27	$1.31	$1.14	$0.90	$1.42	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	250	261	315	339	428	664	5,951	7,282	4,806	3,372
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.66	$1.55	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.66	$1.55	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	319	366	430	569	736	871	999	1,471	1,975	2,929
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	2	7	8	8	8	8	8	8	8

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	33

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.92	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	9	8	8	8	8	8	8	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.19	$2.01	$1.52	$1.35	$1.40	$1.26	$1.03	$1.53	$1.51	$1.32
Accumulation unit value at end of period	$2.09	$2.19	$2.01	$1.52	$1.35	$1.40	$1.26	$1.03	$1.53	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	66	83	87	90	99	199	243	222	316	326
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	110	135	187	199	275	374	17,191	6,549	3,282	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.47	$1.15	$1.06	$1.14	$1.02	$0.79	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.51	$1.47	$1.15	$1.06	$1.14	$1.02	$0.79	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	17	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.11	$0.96	$1.00	$0.95	$0.65	$1.37	$1.36	$1.22
Accumulation unit value at end of period	$1.36	$1.54	$1.46	$1.11	$0.96	$1.00	$0.95	$0.65	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	222	256	320	388	444	639	837	743	758	832
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	78	101	155	175	256	362	18,312	14,597	9,206	—
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.19	$1.01	$1.05	$0.95	$0.76	$1.15	$1.05	$0.94
Accumulation unit value at end of period	$1.69	$1.70	$1.55	$1.19	$1.01	$1.05	$0.95	$0.76	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	129	145	150	151	248	266	331	520	670	907
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.10	$2.30	$1.65	$1.38	$1.56	$1.16	$0.72	$1.21	$1.19	$1.07
Accumulation unit value at end of period	$2.03	$2.10	$2.30	$1.65	$1.38	$1.56	$1.16	$0.72	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	33	88	85	92	106	116	133	125	124	127
MFS® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.76	$1.65	$1.41	$1.28	$1.28	$1.18	$1.01	$1.32	$1.29	$1.17
Accumulation unit value at end of period	$1.73	$1.76	$1.65	$1.41	$1.28	$1.28	$1.18	$1.01	$1.32	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	500	518	638	600	752	1,291	1,575	1,669	1,978	1,867
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.49	$2.24	$1.88	$1.67	$1.59	$1.41	$1.07	$1.74	$1.38	$1.06
Accumulation unit value at end of period	$2.10	$2.49	$2.24	$1.88	$1.67	$1.59	$1.41	$1.07	$1.74	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	255	269	276	295	324	374	451	755	939	1,148
MFS® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.70	$3.33	$2.80	$2.51	$2.38	$2.12	$1.62	$2.63	$2.09	$1.61
Accumulation unit value at end of period	$3.12	$3.70	$3.33	$2.80	$2.51	$2.38	$2.12	$1.62	$2.63	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	12	12	44	49	46	88	118	53	65	81
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	32	39	43	45	65	154	3,968	5,104	1,837	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.50	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	19	19	19	23	4	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.85	$2.22	$2.20	$1.93	$1.84	$1.43	$1.13	$1.84	$2.25	$1.65
Accumulation unit value at end of period	$2.88	$2.85	$2.22	$2.20	$1.93	$1.84	$1.43	$1.13	$1.84	$2.25
Number of accumulation units outstanding at end of period (000 omitted)	15	28	28	35	30	38	42	38	46	60

34	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	103	103	103	103	103	103	103	31
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.81	$1.59	$1.24	$1.11	$1.13	$1.05	$0.74	$1.38	$1.22	$1.15
Accumulation unit value at end of period	$1.85	$1.81	$1.59	$1.24	$1.11	$1.13	$1.05	$0.74	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	64	70	100	115	144	266	279	288	298	274
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.23	$2.21	$1.76	$1.47	$1.63	$1.43	$1.04	$1.76	$1.68	$1.45
Accumulation unit value at end of period	$2.28	$2.23	$2.21	$1.76	$1.47	$1.63	$1.43	$1.04	$1.76	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	211	207	266	274	327	424	497	695	722	710
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.85	$1.82	$1.85	$1.66	$1.67	$1.47	$1.26	$1.49	$1.37	$1.30
Accumulation unit value at end of period	$1.78	$1.85	$1.82	$1.85	$1.66	$1.67	$1.47	$1.26	$1.49	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	397	429	504	588	685	1,026	13,876	10,614	8,749	2,701
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.51	$2.27	$1.64	$1.41	$1.46	$1.20	$0.89	$1.45	$1.49	$1.31
Accumulation unit value at end of period	$2.33	$2.51	$2.27	$1.64	$1.41	$1.46	$1.20	$0.89	$1.45	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	96	109	155	177	233	360	451	476	511	533
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	71	81	117	120	258	318	9,462	12,168	9,250	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.49	$1.97	$1.41	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16
Accumulation unit value at end of period	$2.65	$2.49	$1.97	$1.41	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	13	19	22	33	28	60	61	63	104	150
Putnam VT Growth and Income Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.27	$1.08	$1.14	$1.01	$0.79	$1.30	$1.40	$1.22
Accumulation unit value at end of period	$1.70	$1.86	$1.70	$1.27	$1.08	$1.14	$1.01	$0.79	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	11	—	21	2	2	17	31	31	34	36
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.85	$0.71	$0.86	$0.79	$0.64	$1.16	$1.08	$0.86
Accumulation unit value at end of period	$0.98	$0.99	$1.08	$0.85	$0.71	$0.86	$0.79	$0.64	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	681	813	921	1,022	1,321	1,666	1,959	2,382	3,162	3,931
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	221	234	295	347	424	—	—	—	—
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.97	$1.74	$1.32	$1.13	$1.17	$1.01	$0.77	$1.27	$1.28	$1.16
Accumulation unit value at end of period	$1.92	$1.97	$1.74	$1.32	$1.13	$1.17	$1.01	$0.77	$1.27	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	17	18	19	21	30	39
Putnam VT Small Cap Value Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.31	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.34	$1.31	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	45	45	45	45	45	54	1,144
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,115	4,296	5,582	4,709	5,684	5,916	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,190	18,023	24,014	26,764	29,376	30,517	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	115	137	223	202	267	382	16,907	7,699	7,255	4,156
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,536	4,888	5,249	7,122	6,786	5,000	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	35

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,342	12,609	17,622	26,551	25,277	25,867	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.56	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	124	151	214	239	320	451	21,466	14,146	7,674	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	92	120	186	214	312	460	22,845	11,582	6,461	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77,099	79,854	82,002	84,543	87,791	82,870	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117,168	135,816	165,152	177,229	185,039	192,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,427	33,290	37,193	38,180	40,118	40,351	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,638	59,917	81,992	90,978	97,669	109,670	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,459	15,538	17,582	22,064	21,716	19,276	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,774	21,884	28,662	33,385	37,293	35,135	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.38	$2.36	$1.77	$1.58	$1.67	$1.36	$1.01	$1.49	$1.59	$1.34
Accumulation unit value at end of period	$2.13	$2.38	$2.36	$1.77	$1.58	$1.67	$1.36	$1.01	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	30	40	62	54	63	108	394	434	396	192
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.20	$1.04	$1.12	$0.93	$0.69	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.76	$1.78	$1.61	$1.20	$1.04	$1.12	$0.93	$0.69	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	3	4	4	4	5	6	—	—	—
Wanger International (5/1/2006)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.25	$1.04	$1.23	$1.00	$0.68	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.51	$1.25	$1.04	$1.23	$1.00	$0.68	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	72	87	96	102	127	187	5,712	7,562	3,187	1,448
Wanger USA (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.59	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.62	$1.65	$1.59	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	35	45	126	132	148	165	4,706	3,952	2,534	175
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.81	$1.56	$1.32	$1.18	$1.12	$1.00	$0.88	$1.25	$1.18	$1.06
Accumulation unit value at end of period	$1.82	$1.81	$1.56	$1.32	$1.18	$1.12	$1.00	$0.88	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	453	500	590	626	732	838	1,076	2,686	3,084	3,544
Wells Fargo VT International Equity Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.45	$1.30	$1.51	$1.31	$1.15	$1.99	$1.75	$1.44
Accumulation unit value at end of period	$1.61	$1.61	$1.72	$1.45	$1.30	$1.51	$1.31	$1.15	$1.99	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	268	333	391	408	445	740	773	755	857	966
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.87	$1.71	$1.33	$1.13	$1.17	$1.04	$0.90	$1.43	$1.41	$1.20
Accumulation unit value at end of period	$1.84	$1.87	$1.71	$1.33	$1.13	$1.17	$1.04	$0.90	$1.43	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	290	336	350	378	474	657	1,060	823	1,148	1,387
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.

36	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Omega Growth Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.40	$2.34	$1.70	$1.43	$1.53	$1.29	$0.91	$1.27	$1.15	$1.10
Accumulation unit value at end of period	$2.41	$2.40	$2.34	$1.70	$1.43	$1.53	$1.29	$0.91	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	762	890	973	1,104	1,317	1,629	743	873	981	1,054
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.68	$1.54	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	366	439	517	554	644	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.91	$0.94	$0.63	$0.59	$0.63	$0.50	$0.33	$0.58	$0.51	$0.42
Accumulation unit value at end of period	$0.87	$0.91	$0.94	$0.63	$0.59	$0.63	$0.50	$0.33	$0.58	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	571	618	672	728	942	1,389	1,044	1,148	1,358	1,741
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.47	$1.43	$1.26	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.47	$1.43	$1.26	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	203	246	254	278	431	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.94	$1.86	$1.93	$1.84	$1.72	$1.63	$1.47	$1.46	$1.39	$1.35
Accumulation unit value at end of period	$1.92	$1.94	$1.86	$1.93	$1.84	$1.72	$1.63	$1.47	$1.46	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	396	452	492	559	574	787	1,689	1,799	2,363	1,377
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	14	7	7	2	22	41	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.55	$0.53	$0.44	$0.39	$0.52	$0.44	$0.29	$0.56	$0.47	$0.44
Accumulation unit value at end of period	$0.55	$0.55	$0.53	$0.44	$0.39	$0.52	$0.44	$0.29	$0.56	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	116	120	140	248	276	331	586	610	820	824
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.76	$1.63	$1.23	$1.06	$1.01	$0.91	$0.77	$1.31	$1.26	$1.09
Accumulation unit value at end of period	$1.77	$1.76	$1.63	$1.23	$1.06	$1.01	$0.91	$0.77	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	305	492	541	650	826	1,010	1,822	2,393	2,734	3,482
AB VPS International Value Portfolio (Class B) (5/1/2006)
Accumulation unit value at beginning of period	$0.74	$0.80	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$0.75	$0.74	$0.80	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23	30	39	46	61	66	4,550	5,545	3,053	1,029
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.05	$0.94	$0.69	$0.60	$0.63	$0.58	$0.43	$0.72	$0.65	$0.66
Accumulation unit value at end of period	$1.15	$1.05	$0.94	$0.69	$0.60	$0.63	$0.58	$0.43	$0.72	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	204	252	342	461	494	553	732	1,014	1,308	1,473
American Century VP Inflation Protection, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.42	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.30	$1.28	$1.42	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.05	$0.88	$1.01	$0.90	$0.69	$1.26	$1.08	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.26	$1.05	$0.88	$1.01	$0.90	$0.69	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	15	17	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.53	$1.13	$1.00	$1.01	$0.88	$0.66	$1.15	$0.96	$1.00
Accumulation unit value at end of period	$1.73	$1.65	$1.53	$1.13	$1.00	$1.01	$0.88	$0.66	$1.15	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2,100
American Century VP Value, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.46	$1.12	$0.99	$1.00	$0.89	$0.76	$1.04	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.63	$1.46	$1.12	$0.99	$1.00	$0.89	$0.76	$1.04	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	11	12	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	37

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.75	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (4/7/2003)
Accumulation unit value at beginning of period	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42	$1.16	$1.63	$1.51	$1.37
Accumulation unit value at end of period	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42	$1.16	$1.63	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	30	31	32	32	36	45	111	144	443	469
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00	$0.82	$1.18	$1.17	$1.04
Accumulation unit value at end of period	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00	$0.82	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	75	91	92	94	84	85	114	218	292	275
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59	$0.48	$0.84	$0.82	$0.72
Accumulation unit value at end of period	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59	$0.48	$0.84	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	1,104	1,203	1,278	1,511	1,928	2,512	3,082	3,503	4,303	4,701
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37	$1.09	$1.85	$1.74	$1.47
Accumulation unit value at end of period	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37	$1.09	$1.85	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	134	203	447	527	653	957	8,590	7,188	4,908	3,199
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68	$1.56	$3.40	$2.50	$1.89
Accumulation unit value at end of period	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68	$1.56	$3.40	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	8	13	15	43	64	65	1,086	1,372	790	428
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.15	$1.11	$1.08
Accumulation unit value at end of period	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	551	914	1,357	1,745	2,256	2,075	3,153	2,711	1,073	1,203
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53	$1.00	$1.36	$1.35	$1.23
Accumulation unit value at end of period	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53	$1.00	$1.36	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	86	85	119	171	174	280	582	944	1,284	1,320
Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	290	290	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	43	232	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.65	$1.59	$1.40	$1.34	$1.20	$0.85	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.65	$1.69	$1.65	$1.59	$1.40	$1.34	$1.20	$0.85	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	22	28	31	45	60	6,254	3,420	3,039	1,094
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40	$1.24	$1.34	$1.29	$1.25
Accumulation unit value at end of period	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40	$1.24	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	244	273	268	354	453	549	9,460	7,975	7,765	4,332
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.94	$0.95	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.05	$0.88	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.52	$1.35	$1.05	$0.88	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	95	96	103	104	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.22	$1.02	$1.07	$0.93	$0.68	$1.25	$1.22	$1.12
Accumulation unit value at end of period	$1.90	$1.76	$1.56	$1.22	$1.02	$1.07	$0.93	$0.68	$1.25	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	12	12	16	14	14	756	516	3
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81	$0.65	$1.05	$1.01	$0.89
Accumulation unit value at end of period	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81	$0.65	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	64	65	55	66	119	123	173	342	478	539

38	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.03	$0.90	$0.90	$0.79	$0.64	$1.02	$0.99	$0.87
Accumulation unit value at end of period	$1.49	$1.49	$1.34	$1.03	$0.90	$0.90	$0.79	$0.64	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	381	661	748	884	1,095	1,538	2,439	3,181	3,455	3,398
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	177	266	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,282	2,133	592	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,358	6,010	1,778	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,465	11,706	3,721	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.22	$2.09	$1.62	$1.47	$1.75	$1.41	$0.87	$1.60	$1.42	$1.44
Accumulation unit value at end of period	$2.31	$2.22	$2.09	$1.62	$1.47	$1.75	$1.41	$0.87	$1.60	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	5	4	4	4	3	3	2	2	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$1.20	$0.99	$0.85	$0.99	$0.88	$0.70	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.20	$0.99	$0.85	$0.99	$0.88	$0.70	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	5	5	5	5
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.48	$1.09	$0.93	$0.96	$0.80	$0.65	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.53	$1.63	$1.48	$1.09	$0.93	$0.96	$0.80	$0.65	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/9/1999)
Accumulation unit value at beginning of period	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34	$0.97	$1.60	$1.69	$1.53
Accumulation unit value at end of period	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34	$0.97	$1.60	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	77	80	98	120	141	164	220	278	307	338
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.49	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15	22	30	39	60	75	7,744	4,484	3,402	—
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (4/14/2003)
Accumulation unit value at beginning of period	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51	$1.22	$2.08	$1.86	$1.68
Accumulation unit value at end of period	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51	$1.22	$2.08	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	24	28	30	38	40	57	63	69	81	90
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (4/29/2011)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314	341	352	459	574	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.28	$1.27	$1.27	$1.25	$1.20	$1.24	$1.20	$1.17
Accumulation unit value at end of period	$1.29	$1.29	$1.23	$1.28	$1.27	$1.27	$1.25	$1.20	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	220	331	356	486	562	674	797	1,373	1,411	1,559
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.28	$1.27	$1.27	$1.25	$1.20	$1.25	$1.20	$1.17
Accumulation unit value at end of period	$1.29	$1.29	$1.24	$1.28	$1.27	$1.27	$1.25	$1.20	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	243	261	341	380	561	747	2,143	1,351	1,441	1,522
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	39

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.50	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$1.60	$1.66	$1.50	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.81	$1.72	$1.31	$1.15	$1.27	$0.99	$0.64	$1.10	$0.97	$1.00
Accumulation unit value at end of period	$1.89	$1.81	$1.72	$1.31	$1.15	$1.27	$0.99	$0.64	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	490
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.18	$1.05	$0.79	$0.72	$0.72	$0.63	$0.48	$0.74	$0.70	$0.65
Accumulation unit value at end of period	$1.13	$1.18	$1.05	$0.79	$0.72	$0.72	$0.63	$0.48	$0.74	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	136	141	196	224	233	379	404	564	672	620
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.56	$1.31	$1.20	$1.12	$0.99	$0.82	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.60	$1.66	$1.56	$1.31	$1.20	$1.12	$0.99	$0.82	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$0.86	$0.97	$0.80	$0.72	$0.90	$0.87	$0.67	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$0.83	$0.86	$0.97	$0.80	$0.72	$0.90	$0.87	$0.67	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.16	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	14	19	22	22	31	39	4,075	2,594	2,052	—
Fidelity® VIP Balanced Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12	$0.82	$1.26	$1.17	$1.06
Accumulation unit value at end of period	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12	$0.82	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	122	137	154	160	172	183	216	342	435	452
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.23	$2.02	$1.56	$1.36	$1.41	$1.22	$0.91	$1.61	$1.38	$1.26
Accumulation unit value at end of period	$2.21	$2.23	$2.02	$1.56	$1.36	$1.41	$1.22	$0.91	$1.61	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	79	215	246	320	403	571	701	1,248	2,309	1,795
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.50	$2.27	$1.76	$1.53	$1.59	$1.38	$1.03	$1.82	$1.57	$1.43
Accumulation unit value at end of period	$2.48	$2.50	$2.27	$1.76	$1.53	$1.59	$1.38	$1.03	$1.82	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	371	417	445	592	746	1,177	3,281	6,032	5,864	4,893
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.37	$2.17	$1.59	$1.32	$1.37	$1.18	$0.88	$1.52	$1.44	$1.28
Accumulation unit value at end of period	$2.37	$2.37	$2.17	$1.59	$1.32	$1.37	$1.18	$0.88	$1.52	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	91	91	107	114	76	138	326	606	708	717
Fidelity® VIP Growth & Income Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87	$0.69	$1.21	$1.09	$0.98
Accumulation unit value at end of period	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87	$0.69	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	60	65	67	69	117	145	191	286	380	396
Fidelity® VIP Growth Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69	$0.55	$1.05	$0.84	$0.80
Accumulation unit value at end of period	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69	$0.55	$1.05	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	3	8	9	11	26	31	41	53	73	144
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.22	$1.08	$1.10	$0.90	$0.71	$1.36	$1.09	$1.04
Accumulation unit value at end of period	$1.90	$1.80	$1.64	$1.22	$1.08	$1.10	$0.90	$0.71	$1.36	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	22	23	29	54	56	133	492	401	311	602
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.60	$1.60	$1.53	$1.36	$1.32	$1.18	$0.83	$1.12	$1.11	$1.01
Accumulation unit value at end of period	$1.52	$1.60	$1.60	$1.53	$1.36	$1.32	$1.18	$0.83	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	70	135	142	131	181	225	241	568	763	597
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.99	$2.00	$1.91	$1.70	$1.66	$1.48	$1.04	$1.41	$1.39	$1.27
Accumulation unit value at end of period	$1.89	$1.99	$2.00	$1.91	$1.70	$1.66	$1.48	$1.04	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	44	52	66	80	154	191	188	228	462	564

40	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.36	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.37	$1.31	$1.36	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23	30	35	58	68	79	4,957	3,841	3,678	224
Fidelity® VIP Mid Cap Portfolio Service Class (11/9/1999)
Accumulation unit value at beginning of period	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86	$2.07	$3.46	$3.03	$2.73
Accumulation unit value at end of period	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86	$2.07	$3.46	$3.03
Number of accumulation units outstanding at end of period (000 omitted)	195	214	220	298	438	578	766	1,075	1,633	1,627
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.43	$3.27	$2.44	$2.15	$2.45	$1.93	$1.40	$2.34	$2.06	$1.85
Accumulation unit value at end of period	$3.33	$3.43	$3.27	$2.44	$2.15	$2.45	$1.93	$1.40	$2.34	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	384	428	521	681	821	1,216	3,621	4,422	4,006	3,592
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.40	$1.18	$1.44	$1.29	$1.04	$1.88	$1.62	$1.39
Accumulation unit value at end of period	$1.66	$1.63	$1.80	$1.40	$1.18	$1.44	$1.29	$1.04	$1.88	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	14	14	29	45	57	64	431	525	624	272
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.81	$2.47	$2.45	$1.94	$2.09	$1.75	$1.49	$2.61	$3.34	$2.81
Accumulation unit value at end of period	$2.79	$2.81	$2.47	$2.45	$1.94	$2.09	$1.75	$1.49	$2.61	$3.34
Number of accumulation units outstanding at end of period (000 omitted)	245	258	279	280	338	361	536	687	913	867
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.69	$2.61	$2.32	$2.08	$2.06	$1.85	$1.38	$1.99	$1.94	$1.66
Accumulation unit value at end of period	$2.47	$2.69	$2.61	$2.32	$2.08	$2.06	$1.85	$1.38	$1.99	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	394	445	569	803	879	1,130	1,534	1,905	2,317	2,299
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48	$1.19	$1.91	$1.87	$1.60
Accumulation unit value at end of period	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48	$1.19	$1.91	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	875	1,101	1,254	1,413	1,695	2,272	2,966	3,954	5,507	6,011
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.44	$2.30	$1.82	$1.61	$1.65	$1.50	$1.21	$1.94	$1.90	$1.63
Accumulation unit value at end of period	$2.29	$2.44	$2.30	$1.82	$1.61	$1.65	$1.50	$1.21	$1.94	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	211	222	380	428	887	1,143	1,645	1,976	2,440	2,476
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.52	$1.19	$1.07	$1.03	$0.86	$0.74	$1.03	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.63	$1.52	$1.19	$1.07	$1.03	$0.86	$0.74	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	2	3	4	4	5	5
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09	$1.64	$2.47	$2.57	$2.22
Accumulation unit value at end of period	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09	$1.64	$2.47	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	179	183	195	254	295	375	526	666	590	717
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04	$0.74	$1.30	$1.18	$1.10
Accumulation unit value at end of period	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04	$0.74	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	756	820	936	1,065	1,373	1,842	2,467	3,121	3,777	4,295
FTVIPT Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.24	$2.47	$2.53	$2.26	$2.72	$2.34	$1.37	$2.94	$2.31	$1.83
Accumulation unit value at end of period	$1.78	$2.24	$2.47	$2.53	$2.26	$2.72	$2.34	$1.37	$2.94	$2.31
Number of accumulation units outstanding at end of period (000 omitted)	22	31	12	4	92	125	142	172	264	126
FTVIPT Templeton Foreign VIP Fund – Class 2 (11/9/1999)
Accumulation unit value at beginning of period	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31	$0.97	$1.65	$1.45	$1.21
Accumulation unit value at end of period	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31	$0.97	$1.65	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	82	87	87	125	147	172	183	240	311	368
FTVIPT Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.45	$1.65	$1.36	$1.16	$1.32	$1.23	$0.91	$1.54	$1.35	$1.13
Accumulation unit value at end of period	$1.33	$1.45	$1.65	$1.36	$1.16	$1.32	$1.23	$0.91	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	178	177	253	315	445	656	1,196	1,816	2,003	2,636
FTVIPT Templeton Global Bond VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.78	$1.77	$1.56	$1.59	$1.41	$1.20	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.69	$1.79	$1.78	$1.77	$1.56	$1.59	$1.41	$1.20	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	41	48	35	35	44	52	4,414	3,769	4,102	1,812
FTVIPT Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.19	$1.24	$0.96	$0.80	$0.87	$0.82	$0.64	$1.12	$1.11	$1.00
Accumulation unit value at end of period	$1.10	$1.19	$1.24	$0.96	$0.80	$0.87	$0.82	$0.64	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	26	26	26	26	26	21	21

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	41

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.87	$4.34	$3.31	$2.83	$3.06	$2.48	$1.88	$3.03	$2.97	$2.59
Accumulation unit value at end of period	$4.37	$4.87	$4.34	$3.31	$2.83	$3.06	$2.48	$1.88	$3.03	$2.97
Number of accumulation units outstanding at end of period (000 omitted)	147	169	202	266	332	409	1,518	1,777	2,090	1,873
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.53	$1.33	$0.98	$0.87	$0.84	$0.76	$0.63	$1.02	$1.05	$0.94
Accumulation unit value at end of period	$1.51	$1.53	$1.33	$0.98	$0.87	$0.84	$0.76	$0.63	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	225	291	312	387	474	695	1,295	1,915	2,395	2,494
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	463	539	607	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	13	22	22	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.51	$2.33	$1.74	$1.48	$1.53	$1.34	$1.06	$1.67	$1.73	$1.51
Accumulation unit value at end of period	$2.33	$2.51	$2.33	$1.74	$1.48	$1.53	$1.34	$1.06	$1.67	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	35	43	48	60	94	131	2,645	3,140	2,409	2,020
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	768	844	959	1,192	1,437	1,983	2,664	3,333	4,900	5,506
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	2	7	7	10	33	12	12
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.91	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.44	$2.25	$1.70	$1.51	$1.56	$1.41	$1.15	$1.72	$1.70	$1.48
Accumulation unit value at end of period	$2.33	$2.44	$2.25	$1.70	$1.51	$1.56	$1.41	$1.15	$1.72	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	11	12	32	80	79	86	49
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	18	29	38	46	70	85	8,521	2,942	1,751	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.46	$1.15	$1.05	$1.14	$1.02	$0.79	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.50	$1.46	$1.15	$1.05	$1.14	$1.02	$0.79	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	17	17	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.42	$1.35	$1.03	$0.89	$0.93	$0.88	$0.60	$1.27	$1.27	$1.14
Accumulation unit value at end of period	$1.26	$1.42	$1.35	$1.03	$0.89	$0.93	$0.88	$0.60	$1.27	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	186	211	218	273	323	447	636	648	748	790
Janus Aspen Series Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60	$0.42	$0.76	$0.63	$0.57
Accumulation unit value at end of period	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60	$0.42	$0.76	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	87	89	91	94	112	110	122	126	176	199
Janus Aspen Series Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41
Accumulation unit value at end of period	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45	$0.29	$0.53	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	29	32	40	76	76	77	77	78	79	79
Janus Aspen Series Janus Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63	$0.47	$0.79	$0.70	$0.64
Accumulation unit value at end of period	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63	$0.47	$0.79	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	123	160	202	210	319	360	12,338	9,449	7,227	503

42	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Investors Trust Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95	$0.76	$1.15	$1.05	$0.94
Accumulation unit value at end of period	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95	$0.76	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	121	193	260	334	447	541	857	1,180	1,240	1,379
MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89	$0.71	$1.08	$0.99	$0.89
Accumulation unit value at end of period	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89	$0.71	$1.08	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	180	181	191	217	230	230	276	386	451	471
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38	$0.86	$1.43	$1.41	$1.26
Accumulation unit value at end of period	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38	$0.86	$1.43	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	12	21	22
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91	$0.56	$0.94	$0.94	$0.84
Accumulation unit value at end of period	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91	$0.56	$0.94	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	123	136	133	165	212	277	470	582	647	658
MFS® Total Return Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39	$1.19	$1.55	$1.50	$1.36
Accumulation unit value at end of period	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39	$1.19	$1.55	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	15	54	57	74	106	113	100	270	247	117
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26	$1.08	$1.41	$1.38	$1.25
Accumulation unit value at end of period	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26	$1.08	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	540	719	936	1,245	1,555	2,358	3,001	4,112	5,505	6,062
MFS® Utilities Series – Initial Class (11/9/1999)
Accumulation unit value at beginning of period	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82	$1.38	$2.24	$1.77	$1.37
Accumulation unit value at end of period	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82	$1.38	$2.24	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	186	227	279	323	399	496	674	878	964	1,159
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48	$1.13	$1.84	$1.46	$1.13
Accumulation unit value at end of period	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48	$1.13	$1.84	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	62	90	101	112	145	195	251	275	323	304
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.99	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	7	9	11	12	20	22	1,948	2,401	1,003	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.49	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.50	$2.73	$2.71	$2.37	$2.26	$1.76	$1.39	$2.27	$2.77	$2.03
Accumulation unit value at end of period	$3.53	$3.50	$2.73	$2.71	$2.37	$2.26	$1.76	$1.39	$2.27	$2.77
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	9	10	11	—	—	—	2
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.61	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.61	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	12	12	12	12	12	29
Oppenheimer Capital Appreciation Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.19	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17	$1.10
Accumulation unit value at end of period	$1.76	$1.73	$1.52	$1.19	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	82	83	79	126	206	237	360	417	761	499
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.21	$2.20	$1.75	$1.47	$1.62	$1.42	$1.03	$1.75	$1.67	$1.44
Accumulation unit value at end of period	$2.27	$2.21	$2.20	$1.75	$1.47	$1.62	$1.42	$1.03	$1.75	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	131	183	250	418	570	906	1,263	1,733	2,215	2,059
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.84	$1.81	$1.84	$1.65	$1.66	$1.46	$1.25	$1.48	$1.37	$1.29
Accumulation unit value at end of period	$1.77	$1.84	$1.81	$1.84	$1.65	$1.66	$1.46	$1.25	$1.48	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	456	489	719	827	1,054	1,427	8,180	6,743	6,680	3,247

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	43

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.74	$2.49	$1.79	$1.54	$1.60	$1.32	$0.97	$1.59	$1.63	$1.44
Accumulation unit value at end of period	$2.54	$2.74	$2.49	$1.79	$1.54	$1.60	$1.32	$0.97	$1.59	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	37	47	76	92	117	202	298	320	375	391
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	15	22	28	29	39	50	4,676	5,668	5,059	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.47	$1.96	$1.40	$1.16	$1.19	$1.18	$0.95	$1.15	$1.18	$1.16
Accumulation unit value at end of period	$2.63	$2.47	$1.96	$1.40	$1.16	$1.19	$1.18	$0.95	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	63	63	52	38	52	55	154	203	202	243
Putnam VT Growth and Income Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.13	$0.96	$1.02	$0.90	$0.70	$1.16	$1.25	$1.09
Accumulation unit value at end of period	$1.51	$1.65	$1.51	$1.13	$0.96	$1.02	$0.90	$0.70	$1.16	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	137	159	184	222	340	400	600	892	1,305	1,443
Putnam VT Income Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50	$1.04	$1.38	$1.33	$1.28
Accumulation unit value at end of period	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50	$1.04	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	4	5	14	16	20	23
Putnam VT International Equity Fund – Class IB Shares (11/9/1999)
Accumulation unit value at beginning of period	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09	$0.88	$1.59	$1.49	$1.18
Accumulation unit value at end of period	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09	$0.88	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	860	892	972	1,172	1,597	2,315	2,779	3,548	4,302	4,374
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.02	$1.10	$0.91	$0.76	$0.94	$0.85	$0.62	$1.09	$0.97	$0.78
Accumulation unit value at end of period	$1.02	$1.02	$1.10	$0.91	$0.76	$0.94	$0.85	$0.62	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	46	47	48	54	62	74	109	134	407	197
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	401	421	494	543	652	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	57	72	92	94	106	—	—	—	—
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.85	$1.63	$1.24	$1.07	$1.10	$0.96	$0.73	$1.20	$1.21	$1.10
Accumulation unit value at end of period	$1.80	$1.85	$1.63	$1.24	$1.07	$1.10	$0.96	$0.73	$1.20	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	7	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.30	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	$1.00
Accumulation unit value at end of period	$1.26	$1.33	$1.30	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	801
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	769	1,548	1,004	848	1,239	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,730	3,704	5,493	6,708	7,846	8,891	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	61	86	127	173	201	239	8,855	3,975	4,387	2,829
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	138	402	612	589	508	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,090	5,316	6,866	9,107	8,517	7,572	—	—	—	—

44	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.57	$1.56	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	15	26	38	50	78	102	10,560	6,615	4,235	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	20	33	47	59	95	120	11,283	5,255	3,471	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,444	6,688	8,058	7,352	8,069	7,274	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,805	53,417	68,461	78,852	81,540	83,344	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,839	4,007	4,036	5,623	5,395	5,080	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,801	20,654	31,965	36,695	42,403	48,579	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,369	1,325	1,263	1,991	2,046	2,099	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,268	5,604	8,204	9,228	9,408	10,072	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.36	$2.34	$1.76	$1.57	$1.67	$1.35	$1.00	$1.49	$1.58	$1.33
Accumulation unit value at end of period	$2.12	$2.36	$2.34	$1.76	$1.57	$1.67	$1.35	$1.00	$1.49	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	38	49	69	79	193	227	541	613	639	446
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.19	$1.03	$1.12	$0.93	$0.69	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.75	$1.77	$1.60	$1.19	$1.03	$1.12	$0.93	$0.69	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.25	$1.04	$1.23	$1.00	$0.67	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.51	$1.25	$1.04	$1.23	$1.00	$0.67	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	8	11	13	21	32	35	2,699	3,533	1,744	1,004
Wanger USA (5/1/2006)
Accumulation unit value at beginning of period	$1.64	$1.58	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.61	$1.64	$1.58	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	5	8	16	23	30	2,344	1,922	1,472	110
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.80	$1.55	$1.31	$1.17	$1.11	$1.00	$0.87	$1.25	$1.17	$1.06
Accumulation unit value at end of period	$1.80	$1.80	$1.55	$1.31	$1.17	$1.11	$1.00	$0.87	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	728	802	1,114	1,454	1,786	2,080	2,506	3,242	5,032	5,760
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.44	$1.28	$1.49	$1.29	$1.13	$1.95	$1.72	$1.41
Accumulation unit value at end of period	$1.61	$1.59	$1.70	$1.44	$1.28	$1.49	$1.29	$1.13	$1.95	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	24	33	33	51	61	95	97	106	393	246
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.79	$1.91	$1.62	$1.45	$1.68	$1.46	$1.28	$2.22	$1.96	$1.62
Accumulation unit value at end of period	$1.80	$1.79	$1.91	$1.62	$1.45	$1.68	$1.46	$1.28	$2.22	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	169	183	216	300	303	354	290	324	330	342
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.85	$1.70	$1.32	$1.12	$1.16	$1.03	$0.89	$1.43	$1.40	$1.20
Accumulation unit value at end of period	$1.82	$1.85	$1.70	$1.32	$1.12	$1.16	$1.03	$0.89	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	538	624	888	1,025	1,237	1,592	2,263	2,018	2,351	2,619
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	45

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$1.69	$1.64	$1.19	$1.00	$1.06	$0.90	$0.63	$0.88	$0.80	$0.76
Accumulation unit value at end of period	$1.70	$1.69	$1.64	$1.19	$1.00	$1.06	$0.90	$0.63	$0.88	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	105	106	153	162	213	215	318	427	493	482
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.12	$3.04	$2.20	$1.85	$1.98	$1.68	$1.19	$1.65	$1.50	$1.44
Accumulation unit value at end of period	$3.12	$3.12	$3.04	$2.20	$1.85	$1.98	$1.68	$1.19	$1.65	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	524	629	766	945	1,095	1,378	317	362	436	448
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.70	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	50	54	75	77	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.68	$1.54	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	300	313	404	466	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.90	$0.93	$0.63	$0.59	$0.63	$0.50	$0.33	$0.57	$0.51	$0.42
Accumulation unit value at end of period	$0.87	$0.90	$0.93	$0.63	$0.59	$0.63	$0.50	$0.33	$0.57	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	494	589	642	941	969	1,163	1,360	1,943	2,408	2,832
Wells Fargo VT Small Cap Value Fund – Class 1* (7/16/2010)
Accumulation unit value at beginning of period	$1.49	$1.44	$1.27	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.49	$1.44	$1.27	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	116	222	242	312	461	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 1 liquidated on April 29, 2016.
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.47	$1.43	$1.26	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.47	$1.43	$1.26	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	71	72	136	147	240	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.93	$1.85	$1.92	$1.83	$1.71	$1.62	$1.47	$1.45	$1.38	$1.35
Accumulation unit value at end of period	$1.91	$1.93	$1.85	$1.92	$1.83	$1.71	$1.62	$1.47	$1.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	287	348	402	626	707	1,181	2,440	2,735	3,664	2,453
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	56	29	47	47	65	65	54	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$1.84	$1.78	$1.47	$1.31	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50
Accumulation unit value at end of period	$1.87	$1.84	$1.78	$1.47	$1.31	$1.74	$1.49	$0.98	$1.90	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	35	41	43	46	65	69	77	81	98	102
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.42	$2.24	$1.69	$1.46	$1.39	$1.25	$1.05	$1.80	$1.74	$1.50
Accumulation unit value at end of period	$2.42	$2.42	$2.24	$1.69	$1.46	$1.39	$1.25	$1.05	$1.80	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	70	74	93	102	120	148	142	192	215	231
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.08	$0.96	$1.21	$1.17	$0.88	$1.92	$1.84	$1.38
Accumulation unit value at end of period	$1.22	$1.21	$1.31	$1.08	$0.96	$1.21	$1.17	$0.88	$1.92	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	677	854	1,067	1,690	2,030	1,949	2,089	2,431	1,953	2,005
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.41	$2.15	$1.59	$1.38	$1.45	$1.34	$0.99	$1.66	$1.48	$1.51
Accumulation unit value at end of period	$2.64	$2.41	$2.15	$1.59	$1.38	$1.45	$1.34	$0.99	$1.66	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	36	48	55	59	62	71	74	111	121	94
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.47	$1.39	$1.26	$1.21	$1.11	$1.15	$1.06	$1.06
Accumulation unit value at end of period	$1.30	$1.35	$1.33	$1.47	$1.39	$1.26	$1.21	$1.11	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,042	1,320	1,767	1,987	2,443	3,072	2,982	2,767	4,545	5,054

46	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.80	$1.49	$1.25	$1.44	$1.29	$0.98	$1.79	$1.54	$1.25
Accumulation unit value at end of period	$1.66	$1.67	$1.80	$1.49	$1.25	$1.44	$1.29	$0.98	$1.79	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.62	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.19	$1.06	$1.07	$0.93	$0.70	$1.22	$1.02	$1.07
Accumulation unit value at end of period	$1.83	$1.75	$1.61	$1.19	$1.06	$1.07	$0.93	$0.70	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	431	546	744	1,136	1,308	1,531	1,573	1,549	1,691	2,417
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.72	$1.33	$1.17	$1.18	$1.06	$0.89	$1.24	$1.32	$1.13
Accumulation unit value at end of period	$1.82	$1.92	$1.72	$1.33	$1.17	$1.18	$1.06	$0.89	$1.24	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	24	29	30	30	1	1	1
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.75	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.21	$1.08	$1.04	$0.89	$0.73	$1.28	$1.26	$1.11
Accumulation unit value at end of period	$1.80	$1.81	$1.60	$1.21	$1.08	$1.04	$0.89	$0.73	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	564	730	1,028	1,367	1,885	2,283	2,446	2,385	2,416	2,598
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.92	$2.69	$2.15	$1.91	$2.04	$1.77	$1.41	$2.39	$2.24	$1.90
Accumulation unit value at end of period	$2.80	$2.92	$2.69	$2.15	$1.91	$2.04	$1.77	$1.41	$2.39	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	493	615	869	1,335	1,729	2,144	2,956	2,934	2,854	3,198
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.33	$2.40	$2.02	$2.59	$2.19	$1.27	$2.79	$2.05	$1.55
Accumulation unit value at end of period	$2.02	$2.25	$2.33	$2.40	$2.02	$2.59	$2.19	$1.27	$2.79	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	267	296	372	476	603	587	777	1,061	872	1,190
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	670	907	1,107	1,503	1,860	2,126	2,325	2,107	1,172	1,143
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.93	$1.84	$1.61	$1.55	$1.37	$0.91	$1.23	$1.22	$1.11
Accumulation unit value at end of period	$1.93	$1.97	$1.93	$1.84	$1.61	$1.55	$1.37	$0.91	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	69	99	132	179	251	302	344	419	517	614
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	329	425	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.92	$1.87	$1.81	$1.60	$1.52	$1.36	$0.97	$1.21	$1.19	$1.12
Accumulation unit value at end of period	$1.87	$1.92	$1.87	$1.81	$1.60	$1.52	$1.36	$0.97	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	19	16	32	73	95	626	484	487	349
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.43	$1.35	$1.28	$1.20	$1.06	$1.15	$1.10	$1.07
Accumulation unit value at end of period	$1.42	$1.43	$1.38	$1.43	$1.35	$1.28	$1.20	$1.06	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	369	445	513	609	842	1,076	2,463	2,894	3,050	2,210
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.93	$0.95	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.20	$1.96	$1.52	$1.28	$1.34	$1.16	$0.86	$1.56	$1.54	$1.40
Accumulation unit value at end of period	$2.37	$2.20	$1.96	$1.52	$1.28	$1.34	$1.16	$0.86	$1.56	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	1	2	6	9	21	25	151	218	194	8
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.49	$2.23	$1.71	$1.50	$1.50	$1.32	$1.06	$1.71	$1.65	$1.45
Accumulation unit value at end of period	$2.48	$2.49	$2.23	$1.71	$1.50	$1.50	$1.32	$1.06	$1.71	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	260	286	472	552	637	744	1,143	1,230	1,425	1,450

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	47

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	310	54	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	176	61	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,728	1,880	518	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.26	$2.13	$1.65	$1.50	$1.79	$1.44	$0.89	$1.64	$1.46	$1.48
Accumulation unit value at end of period	$2.35	$2.26	$2.13	$1.65	$1.50	$1.79	$1.44	$0.89	$1.64	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	17	21	29	49	71	77	106	133	130	143
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.46	$1.26	$1.46	$1.30	$1.03	$1.75	$1.58	$1.29
Accumulation unit value at end of period	$1.65	$1.59	$1.77	$1.46	$1.26	$1.46	$1.30	$1.03	$1.75	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	335
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.32	$1.13	$1.16	$0.98	$0.79	$1.31	$1.34	$1.14
Accumulation unit value at end of period	$1.85	$1.97	$1.79	$1.32	$1.13	$1.16	$0.98	$0.79	$1.31	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	9
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$2.03	$1.53	$1.40	$1.51	$1.21	$0.98	$1.38	$1.44	$1.22
Accumulation unit value at end of period	$1.91	$2.06	$2.03	$1.53	$1.40	$1.51	$1.21	$0.98	$1.38	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	8	8	11	30	39	51	475	274	269	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.08	$1.08	$1.07	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.07	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	458	690	860	1,001	1,171	1,450	1,768	1,811	2,131	2,162
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	15	15	16	13	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.98	$1.49	$1.26	$1.28	$1.02	$0.76	$1.30	$1.30	$1.22
Accumulation unit value at end of period	$2.10	$2.18	$1.98	$1.49	$1.26	$1.28	$1.02	$0.76	$1.30	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05
Accumulation unit value at end of period	$2.09	$2.00	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	126	158	207	304	363	408	496	592	639	858
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.69	$1.42	$1.31	$1.22	$1.07	$0.89	$1.28	$1.21	$1.06
Accumulation unit value at end of period	$1.73	$1.80	$1.69	$1.42	$1.31	$1.22	$1.07	$0.89	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	32	52	69	90	123	143	143	152	208	208
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.38	$1.14	$1.03	$1.28	$1.24	$0.96	$1.56	$1.52	$1.26
Accumulation unit value at end of period	$1.18	$1.23	$1.38	$1.14	$1.03	$1.28	$1.24	$0.96	$1.56	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2

48	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	45	87	97	401	402	320	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.97	$2.70	$2.09	$1.82	$1.90	$1.64	$1.23	$2.17	$1.88	$1.71
Accumulation unit value at end of period	$2.95	$2.97	$2.70	$2.09	$1.82	$1.90	$1.64	$1.23	$2.17	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	1,327	1,704	2,280	3,121	3,880	4,529	5,268	5,965	6,378	7,123
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.47	$2.25	$1.68	$1.48	$1.50	$1.23	$0.97	$1.87	$1.50	$1.42
Accumulation unit value at end of period	$2.60	$2.47	$2.25	$1.68	$1.48	$1.50	$1.23	$0.97	$1.87	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	68	69	74	97	113	123	127	146	167	175
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.40	$1.34	$1.27	$1.19	$1.05	$1.10	$1.07	$1.04
Accumulation unit value at end of period	$1.38	$1.41	$1.35	$1.40	$1.34	$1.27	$1.19	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	401	556	789	982	1,209	1,489	2,097	2,006	2,760	2,247
Fidelity® VIP Mid Cap Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.68	$3.51	$2.62	$2.32	$2.63	$2.07	$1.50	$2.52	$2.21	$2.00
Accumulation unit value at end of period	$3.57	$3.68	$3.51	$2.62	$2.32	$2.63	$2.07	$1.50	$2.52	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	271	323	388	532	709	868	1,118	1,455	1,520	1,610
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.23	$2.47	$1.92	$1.62	$1.98	$1.78	$1.43	$2.58	$2.23	$1.92
Accumulation unit value at end of period	$2.28	$2.23	$2.47	$1.92	$1.62	$1.98	$1.78	$1.43	$2.58	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	192	239	279	372	473	496	495	559	588	607
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.03	$1.79	$1.77	$1.41	$1.51	$1.27	$1.08	$1.90	$2.43	$2.04
Accumulation unit value at end of period	$2.02	$2.03	$1.79	$1.77	$1.41	$1.51	$1.27	$1.08	$1.90	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	73	85	80	84	94	104	106	107	105	94
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.76	$1.57	$1.41	$1.39	$1.25	$0.94	$1.35	$1.32	$1.13
Accumulation unit value at end of period	$1.67	$1.82	$1.76	$1.57	$1.41	$1.39	$1.25	$0.94	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	328	328	440	680	823	837	851	865	878	845
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.28	$2.15	$1.70	$1.51	$1.54	$1.41	$1.13	$1.82	$1.78	$1.53
Accumulation unit value at end of period	$2.14	$2.28	$2.15	$1.70	$1.51	$1.54	$1.41	$1.13	$1.82	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	810	931	1,071	1,368	1,574	2,047	2,472	3,211	4,129	4,535
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.82	$1.42	$1.29	$1.23	$1.03	$0.89	$1.24	$1.29	$1.12
Accumulation unit value at end of period	$1.86	$1.96	$1.82	$1.42	$1.29	$1.23	$1.03	$0.89	$1.24	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	19	27	29	31	29	28	26
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.17	$3.19	$2.37	$2.03	$2.14	$1.69	$1.33	$2.01	$2.08	$1.80
Accumulation unit value at end of period	$2.90	$3.17	$3.19	$2.37	$2.03	$2.14	$1.69	$1.33	$2.01	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	83	88	100	125	146	277	339	370	400	412
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.79	$2.63	$1.93	$1.76	$1.88	$1.49	$1.05	$1.85	$1.69	$1.57
Accumulation unit value at end of period	$2.68	$2.79	$2.63	$1.93	$1.76	$1.88	$1.49	$1.05	$1.85	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	39	44	49	57	63	77	79	115	180	180
FTVIPT Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.18	$2.48	$2.05	$1.75	$1.99	$1.86	$1.37	$2.33	$2.05	$1.71
Accumulation unit value at end of period	$2.01	$2.18	$2.48	$2.05	$1.75	$1.99	$1.86	$1.37	$2.33	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	241	258	265	289	334	378	404	465	565	541
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.10	$2.09	$1.84	$1.88	$1.67	$1.42	$1.36	$1.24	$1.11
Accumulation unit value at end of period	$1.99	$2.11	$2.10	$2.09	$1.84	$1.88	$1.67	$1.42	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	267	346	471	607	840	982	1,402	1,454	2,119	2,116
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.62	$1.26	$1.05	$1.15	$1.08	$0.84	$1.47	$1.45	$1.21
Accumulation unit value at end of period	$1.44	$1.56	$1.62	$1.26	$1.05	$1.15	$1.08	$0.84	$1.47	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	181	180	180	410	417	418	426	442	429	392
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.23	$1.70	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53	$1.33
Accumulation unit value at end of period	$2.24	$2.50	$2.23	$1.70	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	351	446	587	887	1,129	1,241	1,592	1,721	1,936	1,985

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	49

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.39	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	15	17	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.58	$2.40	$1.79	$1.53	$1.58	$1.38	$1.09	$1.72	$1.79	$1.56
Accumulation unit value at end of period	$2.39	$2.58	$2.40	$1.79	$1.53	$1.58	$1.38	$1.09	$1.72	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	1,016	1,226	1,670	2,654	3,518	4,011	4,572	4,711	5,184	5,513
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.61	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.61	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	31	34	4	4	5	8	10	20	10	10
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.91	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.59	$2.38	$1.81	$1.60	$1.66	$1.50	$1.22	$1.83	$1.81	$1.58
Accumulation unit value at end of period	$2.47	$2.59	$2.38	$1.81	$1.60	$1.66	$1.50	$1.22	$1.83	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	39	42	53	64	67	71	76	84	136	155
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	14	14	29	47	687	262	187	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.75	$1.38	$1.26	$1.37	$1.22	$0.95	$1.35	$1.25	$1.14
Accumulation unit value at end of period	$1.70	$1.80	$1.75	$1.38	$1.26	$1.37	$1.22	$0.95	$1.35	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	70	88	104	126	147	154	157	162	191	218
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	24	16	89	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.92	$1.83	$1.39	$1.20	$1.26	$1.19	$0.82	$1.72	$1.72	$1.54
Accumulation unit value at end of period	$1.69	$1.92	$1.83	$1.39	$1.20	$1.26	$1.19	$0.82	$1.72	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	362	439	527	686	846	939	1,003	1,083	1,102	1,192
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	15	16	24	60	90	110	802	758	651	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.83	$3.10	$2.23	$1.87	$2.11	$1.57	$0.98	$1.64	$1.62	$1.46
Accumulation unit value at end of period	$2.74	$2.83	$3.10	$2.23	$1.87	$2.11	$1.57	$0.98	$1.64	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	17	17	22	24	27	37	47	45	47	48
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$1.95	$1.82	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30
Accumulation unit value at end of period	$1.91	$1.95	$1.82	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	645	704	784	913	1,114	1,544	1,696	1,984	2,665	2,825
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.49	$4.04	$3.40	$3.05	$2.90	$2.59	$1.97	$3.21	$2.55	$1.97
Accumulation unit value at end of period	$3.77	$4.49	$4.04	$3.40	$3.05	$2.90	$2.59	$1.97	$3.21	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	56	62	58	70	71	81	80	87	75	67
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.99	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	6	8	13	161	235	119	—

50	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.49	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.80	$2.97	$2.94	$2.57	$2.46	$1.92	$1.51	$2.47	$3.02	$2.22
Accumulation unit value at end of period	$3.83	$3.80	$2.97	$2.94	$2.57	$2.46	$1.92	$1.51	$2.47	$3.02
Number of accumulation units outstanding at end of period (000 omitted)	19	20	22	19	21	61	71	87	90	98
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.67	$2.09	$2.08	$1.82	$1.75	$1.37	$1.08	$1.76	$2.16	$1.59
Accumulation unit value at end of period	$2.69	$2.67	$2.09	$2.08	$1.82	$1.75	$1.37	$1.08	$1.76	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	20	26	43	50	112	155	143	163	169	118
Oppenheimer Capital Appreciation Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.24	$1.97	$1.54	$1.37	$1.41	$1.31	$0.92	$1.71	$1.53	$1.43
Accumulation unit value at end of period	$2.28	$2.24	$1.97	$1.54	$1.37	$1.41	$1.31	$0.92	$1.71	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	423	525	699	1,042	1,245	1,516	1,567	1,785	1,868	2,152
Oppenheimer Global Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.95	$2.93	$2.34	$1.96	$2.17	$1.90	$1.38	$2.35	$2.24	$1.93
Accumulation unit value at end of period	$3.02	$2.95	$2.93	$2.34	$1.96	$2.17	$1.90	$1.38	$2.35	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	49	58	57	98	135	197	172	196	283	289
Oppenheimer Global Strategic Income Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.64	$1.62	$1.65	$1.48	$1.49	$1.31	$1.12	$1.33	$1.23	$1.16
Accumulation unit value at end of period	$1.58	$1.64	$1.62	$1.65	$1.48	$1.49	$1.31	$1.12	$1.33	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	914	1,190	1,416	1,600	1,977	2,349	3,067	3,338	4,867	4,678
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.48	$3.16	$2.28	$1.96	$2.04	$1.68	$1.24	$2.03	$2.08	$1.84
Accumulation unit value at end of period	$3.23	$3.48	$3.16	$2.28	$1.96	$2.04	$1.68	$1.24	$2.03	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	99	112	132	171	188	217	222	315	337	362
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	18	16	21	62	119	131	491	731	697	—
Putnam VT Global Health Care Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.99	$2.37	$1.70	$1.41	$1.44	$1.43	$1.15	$1.40	$1.43	$1.41
Accumulation unit value at end of period	$3.18	$2.99	$2.37	$1.70	$1.41	$1.44	$1.43	$1.15	$1.40	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	30	33	53	60	60	64	68	55	58	80
Putnam VT Growth and Income Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.22	$2.03	$1.51	$1.29	$1.37	$1.21	$0.95	$1.56	$1.68	$1.47
Accumulation unit value at end of period	$2.02	$2.22	$2.03	$1.51	$1.29	$1.37	$1.21	$0.95	$1.56	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	11	26	29	27	29	52	66	70	77	73
Putnam VT International Equity Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.96	$2.13	$1.69	$1.40	$1.71	$1.57	$1.28	$2.31	$2.16	$1.72
Accumulation unit value at end of period	$1.94	$1.96	$2.13	$1.69	$1.40	$1.71	$1.57	$1.28	$2.31	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	57	63	82	114	139	196	262	259	301	317
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	—	—	—	—
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.35	$2.08	$1.58	$1.35	$1.40	$1.22	$0.92	$1.52	$1.54	$1.40
Accumulation unit value at end of period	$2.29	$2.35	$2.08	$1.58	$1.35	$1.40	$1.22	$0.92	$1.52	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	7	7	7	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.82	$1.32	$1.14	$1.21	$0.97	$0.75	$1.25	$1.45	$1.25
Accumulation unit value at end of period	$1.75	$1.85	$1.82	$1.32	$1.14	$1.21	$0.97	$0.75	$1.25	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	15	16	18	20	20	20	21	21	40	193
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	46	58	265	208	209	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,382	1,473	1,962	1,737	1,768	1,264	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	51

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	37	38	53	114	212	251	1,152	865	927	787
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	665	808	682	264	50	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	126	363	481	459	490	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.55	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	23	52	80	106	911	724	542	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	23	28	55	85	951	475	380	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	363	473	725	707	261	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,922	2,087	2,479	3,919	4,943	6,400	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	319	179	—	64	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,473	2,374	3,271	3,747	4,134	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	385	458	479	448	48	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	104	300	579	1,092	1,838	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$3.06	$3.04	$2.28	$2.04	$2.16	$1.76	$1.31	$1.93	$2.06	$1.74
Accumulation unit value at end of period	$2.74	$3.06	$3.04	$2.28	$2.04	$2.16	$1.76	$1.31	$1.93	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	327	383	457	683	875	999	1,219	1,332	1,490	1,454
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.89	$1.41	$1.22	$1.32	$1.10	$0.82	$1.31	$1.25	$1.09
Accumulation unit value at end of period	$2.07	$2.10	$1.89	$1.41	$1.22	$1.32	$1.10	$0.82	$1.31	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.69	$2.22	$1.85	$2.20	$1.78	$1.21	$2.25	$1.96	$1.45
Accumulation unit value at end of period	$2.50	$2.54	$2.69	$2.22	$1.85	$2.20	$1.78	$1.21	$2.25	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	241	290	354	527	623	635	811	968	849	1,051
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.13	$1.62	$1.36	$1.43	$1.18	$0.84	$1.41	$1.35	$1.27
Accumulation unit value at end of period	$2.16	$2.21	$2.13	$1.62	$1.36	$1.43	$1.18	$0.84	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	220	278	363	579	757	891	1,174	1,253	1,296	1,268
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.63	$1.38	$1.24	$1.18	$1.05	$0.92	$1.32	$1.24	$1.12
Accumulation unit value at end of period	$1.90	$1.90	$1.63	$1.38	$1.24	$1.18	$1.05	$0.92	$1.32	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

52	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.99	$2.13	$1.81	$1.61	$1.88	$1.63	$1.43	$2.48	$2.19	$1.81
Accumulation unit value at end of period	$2.00	$1.99	$2.13	$1.81	$1.61	$1.88	$1.63	$1.43	$2.48	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	181	252	309	419	515	641	857	811	841	921
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.24	$1.05	$1.09	$0.97	$0.84	$1.34	$1.32	$1.13
Accumulation unit value at end of period	$1.70	$1.73	$1.59	$1.24	$1.05	$1.09	$0.97	$0.84	$1.34	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	12	15	24	46	87	97	131	92	86	98
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.28	$3.20	$2.32	$1.95	$2.09	$1.77	$1.25	$1.75	$1.58	$1.52
Accumulation unit value at end of period	$3.28	$3.28	$3.20	$2.32	$1.95	$2.09	$1.77	$1.25	$1.75	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	200	243	323	471	687	871	870	983	1,178	1,308
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.68	$1.54	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	223	301	352	419	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.46	$1.66	$1.56	$1.65	$1.32	$0.88	$1.52	$1.35	$1.11
Accumulation unit value at end of period	$2.28	$2.38	$2.46	$1.66	$1.56	$1.65	$1.32	$0.88	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	94	114	136	210	261	337	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.26	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.47	$1.42	$1.26	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	233	280	321	434	559	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.48	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.47	$1.48	$1.42	$1.48	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	433	624	867	1,082	1,374	1,856	341	335	439	399
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	76	91	93	99	186	323	455	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$0.54	$0.52	$0.43	$0.39	$0.51	$0.44	$0.29	$0.56	$0.47	$0.44
Accumulation unit value at end of period	$0.55	$0.54	$0.52	$0.43	$0.39	$0.51	$0.44	$0.29	$0.56	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	382	589	654	1,044	1,151	1,540	1,666	2,150	2,661	2,693
AB VPS Growth and Income Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.74	$1.61	$1.21	$1.05	$1.00	$0.90	$0.76	$1.30	$1.25	$1.09
Accumulation unit value at end of period	$1.74	$1.74	$1.61	$1.21	$1.05	$1.00	$0.90	$0.76	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,639	1,760	1,998	2,466	3,532	4,404	5,507	7,720	9,292	10,437
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.08	$0.96	$1.20	$1.17	$0.88	$1.91	$1.84	$1.38
Accumulation unit value at end of period	$1.22	$1.20	$1.30	$1.08	$0.96	$1.20	$1.17	$0.88	$1.91	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	1,033	1,279	1,617	2,593	3,245	3,306	6,086	6,987	4,424	3,786
AB VPS Large Cap Growth Portfolio (Class B) (5/30/2000)
Accumulation unit value at beginning of period	$1.04	$0.93	$0.68	$0.60	$0.63	$0.58	$0.43	$0.72	$0.64	$0.65
Accumulation unit value at end of period	$1.14	$1.04	$0.93	$0.68	$0.60	$0.63	$0.58	$0.43	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	1,002	1,109	1,342	1,657	2,336	2,898	3,653	4,232	5,262	6,164
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.46	$1.38	$1.25	$1.21	$1.11	$1.14	$1.06	$1.06
Accumulation unit value at end of period	$1.29	$1.35	$1.32	$1.46	$1.38	$1.25	$1.21	$1.11	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,570	1,868	2,616	3,052	3,792	5,128	5,129	4,748	7,641	8,897
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.79	$1.48	$1.24	$1.43	$1.28	$0.97	$1.79	$1.54	$1.25
Accumulation unit value at end of period	$1.65	$1.66	$1.79	$1.48	$1.24	$1.43	$1.28	$0.97	$1.79	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	53

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.61	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	9	9	9	11	5	1	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.19	$1.06	$1.06	$0.93	$0.70	$1.22	$1.02	$1.07
Accumulation unit value at end of period	$1.82	$1.74	$1.60	$1.19	$1.06	$1.06	$0.93	$0.70	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	492	635	897	1,399	1,827	2,322	2,605	2,633	2,709	4,931
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.71	$1.32	$1.17	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13
Accumulation unit value at end of period	$1.81	$1.91	$1.71	$1.32	$1.17	$1.17	$1.05	$0.89	$1.23	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	11	62	80	53	62	68	74	7	7	7
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.54	$1.42	$1.18	$1.05	$1.04	$0.94	$0.76	$1.10	$1.10	$0.98
Accumulation unit value at end of period	$1.55	$1.54	$1.42	$1.18	$1.05	$1.04	$0.94	$0.76	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	155	156	196	210	456	438	471	480	542	510
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.59	$1.20	$1.07	$1.03	$0.89	$0.73	$1.28	$1.26	$1.10
Accumulation unit value at end of period	$1.79	$1.80	$1.59	$1.20	$1.07	$1.03	$0.89	$0.73	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	963	1,261	1,828	2,609	3,688	5,033	5,682	5,925	5,808	6,860
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.18	$2.01	$1.61	$1.43	$1.52	$1.32	$1.05	$1.79	$1.68	$1.42
Accumulation unit value at end of period	$2.09	$2.18	$2.01	$1.61	$1.43	$1.52	$1.32	$1.05	$1.79	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	1,110	1,363	1,776	2,868	3,716	4,484	13,466	11,204	7,901	6,948
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.32	$2.39	$2.01	$2.58	$2.18	$1.27	$2.78	$2.04	$1.55
Accumulation unit value at end of period	$2.01	$2.23	$2.32	$2.39	$2.01	$2.58	$2.18	$1.27	$2.78	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	386	431	549	727	957	956	2,446	3,101	1,980	2,202
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.08	$1.10	$1.11	$1.13	$1.12	$1.08	$1.05
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.07	$1.08	$1.10	$1.11	$1.13	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,208	1,416	2,203	2,655	3,142	4,962	6,194	6,137	4,642	2,008
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.84	$1.61	$1.54	$1.37	$0.90	$1.22	$1.22	$1.11
Accumulation unit value at end of period	$1.92	$1.96	$1.92	$1.84	$1.61	$1.54	$1.37	$0.90	$1.22	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	94	110	171	240	349	399	730	843	994	1,113
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	450	781	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.91	$1.86	$1.80	$1.59	$1.52	$1.36	$0.97	$1.21	$1.19	$1.12
Accumulation unit value at end of period	$1.86	$1.91	$1.86	$1.80	$1.59	$1.52	$1.36	$0.97	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	47	61	81	96	137	162	6,247	3,307	2,559	956
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.48	$1.40	$1.33	$1.24	$1.10	$1.19	$1.15	$1.11
Accumulation unit value at end of period	$1.46	$1.48	$1.43	$1.48	$1.40	$1.33	$1.24	$1.10	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	696	927	1,069	1,263	1,702	2,544	15,484	12,661	11,071	6,085
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.93	$0.94	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	24	24	24	14	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$1.74	$1.55	$1.20	$1.02	$1.06	$0.92	$0.68	$1.24	$1.22	$1.11
Accumulation unit value at end of period	$1.87	$1.74	$1.55	$1.20	$1.02	$1.06	$0.92	$0.68	$1.24	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	13	16	18	42	63	82	430	1,333	1,032	20
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.01	$0.89	$0.89	$0.78	$0.63	$1.02	$0.98	$0.86
Accumulation unit value at end of period	$1.46	$1.47	$1.32	$1.01	$0.89	$0.89	$0.78	$0.63	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,420	1,548	1,670	1,846	2,318	3,025	3,531	3,765	4,619	5,376

54	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	955	951	37	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,922	2,037	179	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,970	2,205	585	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,558	10,637	2,661	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.19	$2.07	$1.60	$1.46	$1.74	$1.40	$0.87	$1.59	$1.42	$1.44
Accumulation unit value at end of period	$2.28	$2.19	$2.07	$1.60	$1.46	$1.74	$1.40	$0.87	$1.59	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	41	55	83	133	191	214	237	340	314	382
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	4	4	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.76	$1.46	$1.26	$1.45	$1.29	$1.03	$1.75	$1.57	$1.28
Accumulation unit value at end of period	$1.64	$1.59	$1.76	$1.46	$1.26	$1.45	$1.29	$1.03	$1.75	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	3	3	3	3	2	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.79	$1.31	$1.12	$1.16	$0.97	$0.78	$1.31	$1.34	$1.14
Accumulation unit value at end of period	$1.84	$1.96	$1.79	$1.31	$1.12	$1.16	$0.97	$0.78	$1.31	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	8	9	13	14	14	13	13
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$2.41	$2.31	$1.58	$1.36	$1.50	$1.20	$0.87	$1.44	$1.52	$1.38
Accumulation unit value at end of period	$2.30	$2.41	$2.31	$1.58	$1.36	$1.50	$1.20	$0.87	$1.44	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	71	71	79	80	92	88	118	128	163	228
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$2.02	$1.53	$1.39	$1.50	$1.20	$0.98	$1.38	$1.43	$1.22
Accumulation unit value at end of period	$1.90	$2.05	$2.02	$1.53	$1.39	$1.50	$1.20	$0.98	$1.38	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	38	58	114	107	127	131	5,780	3,144	2,053	12
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/30/2000)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.26	$1.26	$1.26	$1.24	$1.19	$1.24	$1.19	$1.16
Accumulation unit value at end of period	$1.27	$1.27	$1.22	$1.26	$1.26	$1.26	$1.24	$1.19	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,031	1,311	1,385	1,528	2,031	2,386	4,529	3,958	4,033	4,040
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	3	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.97	$1.48	$1.26	$1.27	$1.01	$0.76	$1.29	$1.29	$1.22
Accumulation unit value at end of period	$2.08	$2.17	$1.97	$1.48	$1.26	$1.27	$1.01	$0.76	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	14	15	16	12	16	16
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.89	$1.45	$1.27	$1.40	$1.10	$0.71	$1.22	$1.08	$1.05
Accumulation unit value at end of period	$2.08	$1.99	$1.89	$1.45	$1.27	$1.40	$1.10	$0.71	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	145	192	263	426	554	673	865	1,063	1,074	1,698
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.68	$1.41	$1.30	$1.21	$1.07	$0.89	$1.28	$1.21	$1.06
Accumulation unit value at end of period	$1.72	$1.79	$1.68	$1.41	$1.30	$1.21	$1.07	$0.89	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	14	14	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.93	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	55

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.37	$1.13	$1.02	$1.27	$1.24	$0.96	$1.56	$1.52	$1.26
Accumulation unit value at end of period	$1.17	$1.22	$1.37	$1.13	$1.02	$1.27	$1.24	$0.96	$1.56	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	14	15	16	16	17	17
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.15	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	45	61	78	104	120	136	4,725	2,934	1,828	—
Fidelity® VIP Contrafund® Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$2.19	$1.99	$1.54	$1.34	$1.39	$1.21	$0.90	$1.59	$1.37	$1.25
Accumulation unit value at end of period	$2.18	$2.19	$1.99	$1.54	$1.34	$1.39	$1.21	$0.90	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	817	907	1,063	1,242	1,674	2,523	3,266	4,253	5,666	6,532
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.47	$2.25	$1.74	$1.52	$1.58	$1.37	$1.03	$1.81	$1.57	$1.43
Accumulation unit value at end of period	$2.45	$2.47	$2.25	$1.74	$1.52	$1.58	$1.37	$1.03	$1.81	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2,799	3,310	4,276	5,966	7,993	10,349	13,579	16,216	15,874	16,891
Fidelity® VIP Growth Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.78	$1.63	$1.21	$1.07	$1.09	$0.89	$0.71	$1.36	$1.09	$1.03
Accumulation unit value at end of period	$1.88	$1.78	$1.63	$1.21	$1.07	$1.09	$0.89	$0.71	$1.36	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	147	135	209	280	378	469	537	618	649	652
Fidelity® VIP High Income Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.51	$1.34	$1.31	$1.17	$0.82	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.58	$1.58	$1.51	$1.34	$1.31	$1.17	$0.82	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	473	477	506	543	679	1,283	1,180	1,238	1,665	1,766
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.39	$1.33	$1.26	$1.19	$1.04	$1.10	$1.07	$1.04
Accumulation unit value at end of period	$1.37	$1.40	$1.34	$1.39	$1.33	$1.26	$1.19	$1.04	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	736	887	1,434	1,589	1,934	2,455	8,744	7,003	7,240	4,639
Fidelity® VIP Mid Cap Portfolio Service Class (5/30/2000)
Accumulation unit value at beginning of period	$3.72	$3.55	$2.65	$2.34	$2.66	$2.09	$1.51	$2.54	$2.23	$2.00
Accumulation unit value at end of period	$3.62	$3.72	$3.55	$2.65	$2.34	$2.66	$2.09	$1.51	$2.54	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	595	615	711	865	1,057	1,554	1,987	2,699	3,687	4,268
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$3.03	$2.90	$2.16	$1.91	$2.18	$1.72	$1.24	$2.09	$1.83	$1.65
Accumulation unit value at end of period	$2.94	$3.03	$2.90	$2.16	$1.91	$2.18	$1.72	$1.24	$2.09	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	727	952	1,130	1,561	2,011	2,410	4,940	6,086	5,207	4,907
Fidelity® VIP Overseas Portfolio Service Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.61	$1.78	$1.38	$1.17	$1.43	$1.28	$1.03	$1.86	$1.61	$1.39
Accumulation unit value at end of period	$1.64	$1.61	$1.78	$1.38	$1.17	$1.43	$1.28	$1.03	$1.86	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	319	395	550	799	1,126	1,238	1,682	1,797	1,605	1,819
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$1.80	$1.59	$1.57	$1.25	$1.35	$1.13	$0.96	$1.69	$2.16	$1.82
Accumulation unit value at end of period	$1.79	$1.80	$1.59	$1.57	$1.25	$1.35	$1.13	$0.96	$1.69	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	40	43	68	97	116	157	308	368	453	304
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.75	$1.56	$1.40	$1.39	$1.25	$0.93	$1.35	$1.31	$1.13
Accumulation unit value at end of period	$1.66	$1.81	$1.75	$1.56	$1.40	$1.39	$1.25	$0.93	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	110	158	179	214	318	386	395	470	567	670
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.23	$2.11	$1.67	$1.48	$1.52	$1.38	$1.11	$1.79	$1.75	$1.50
Accumulation unit value at end of period	$2.09	$2.23	$2.11	$1.67	$1.48	$1.52	$1.38	$1.11	$1.79	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	2,744	3,052	3,788	4,563	6,038	8,194	10,167	11,358	13,267	14,984
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.81	$1.42	$1.28	$1.23	$1.03	$0.89	$1.24	$1.29	$1.12
Accumulation unit value at end of period	$1.85	$1.95	$1.81	$1.42	$1.28	$1.23	$1.03	$0.89	$1.24	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	18	19	19	20	27	28	28	27	36	29
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (5/21/2002)
Accumulation unit value at beginning of period	$2.39	$2.41	$1.79	$1.53	$1.61	$1.28	$1.00	$1.51	$1.57	$1.36
Accumulation unit value at end of period	$2.18	$2.39	$2.41	$1.79	$1.53	$1.61	$1.28	$1.00	$1.51	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	220	219	274	376	425	607	726	830	941	948
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.44	$1.35	$0.99	$0.91	$0.97	$0.77	$0.54	$0.96	$0.87	$0.81
Accumulation unit value at end of period	$1.38	$1.44	$1.35	$0.99	$0.91	$0.97	$0.77	$0.54	$0.96	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,049	1,216	1,475	1,843	2,222	3,025	3,547	4,200	4,873	5,246

56	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Developing Markets VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$2.20	$2.44	$2.49	$2.23	$2.69	$2.32	$1.36	$2.92	$2.30	$1.82
Accumulation unit value at end of period	$1.75	$2.20	$2.44	$2.49	$2.23	$2.69	$2.32	$1.36	$2.92	$2.30
Number of accumulation units outstanding at end of period (000 omitted)	93	95	96	101	109	209	210	299	392	441
FTVIPT Templeton Foreign VIP Fund – Class 2 (5/30/2000)
Accumulation unit value at beginning of period	$1.42	$1.62	$1.34	$1.15	$1.30	$1.22	$0.90	$1.53	$1.34	$1.12
Accumulation unit value at end of period	$1.31	$1.42	$1.62	$1.34	$1.15	$1.30	$1.22	$0.90	$1.53	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,021	1,195	1,360	1,548	2,233	3,134	3,622	4,641	5,623	5,604
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.09	$2.08	$1.84	$1.88	$1.66	$1.42	$1.35	$1.24	$1.11
Accumulation unit value at end of period	$1.98	$2.10	$2.09	$2.08	$1.84	$1.88	$1.66	$1.42	$1.35	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	476	564	805	1,093	1,422	1,764	6,366	5,344	6,129	4,607
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.62	$1.25	$1.05	$1.14	$1.08	$0.83	$1.46	$1.45	$1.21
Accumulation unit value at end of period	$1.43	$1.55	$1.62	$1.25	$1.05	$1.14	$1.08	$0.83	$1.46	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	21	22	22	62	68	66	71	66	152	206
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.22	$1.69	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53	$1.33
Accumulation unit value at end of period	$2.23	$2.48	$2.22	$1.69	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	438	516	733	1,186	1,726	2,031	4,245	4,518	4,344	3,984
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	2	2	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	412	426	512	607	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	29	62	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.48	$2.31	$1.72	$1.47	$1.52	$1.33	$1.05	$1.66	$1.72	$1.51
Accumulation unit value at end of period	$2.30	$2.48	$2.31	$1.72	$1.47	$1.52	$1.33	$1.05	$1.66	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	1,722	2,010	2,738	4,404	6,160	7,522	10,570	11,265	10,527	11,133
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	531	549	586	676	894	1,168	1,525	1,884	2,652	3,076
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	32	40	36	42	42	54	54
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.90	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	107	72	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.41	$2.22	$1.69	$1.49	$1.55	$1.40	$1.14	$1.71	$1.69	$1.48
Accumulation unit value at end of period	$2.30	$2.41	$2.22	$1.69	$1.49	$1.55	$1.40	$1.14	$1.71	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	46	93	119	214	223	278	372	418	526	527
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	41	53	64	86	107	110	8,938	2,888	1,434	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.74	$1.37	$1.26	$1.36	$1.21	$0.95	$1.35	$1.25	$1.14
Accumulation unit value at end of period	$1.69	$1.79	$1.74	$1.37	$1.26	$1.36	$1.21	$0.95	$1.35	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	73	86	122	167	222	283	308	317	364	507
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	47	54	138	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	57

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund, Series II Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.26	$1.13
Accumulation unit value at end of period	$1.24	$1.41	$1.34	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,296	1,516	1,886	2,457	3,097	3,899	4,466	4,856	4,472	4,987
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.52	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	51	87	142	183	242	250	9,539	6,683	4,082	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	622	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.75	$1.92	$1.38	$1.16	$1.31	$0.98	$0.61	$1.02	$1.01	$0.91
Accumulation unit value at end of period	$1.69	$1.75	$1.92	$1.38	$1.16	$1.31	$0.98	$0.61	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	255	281	298	351	439	719	871	1,018	1,196	1,305
MFS® Total Return Series – Service Class (5/30/2000)
Accumulation unit value at beginning of period	$1.94	$1.82	$1.55	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30
Accumulation unit value at end of period	$1.91	$1.94	$1.82	$1.55	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	3,107	3,456	4,108	4,720	6,866	8,367	11,064	13,392	16,024	16,584
MFS® Utilities Series – Service Class (5/21/2002)
Accumulation unit value at beginning of period	$3.89	$3.51	$2.96	$2.65	$2.52	$2.25	$1.72	$2.80	$2.22	$1.72
Accumulation unit value at end of period	$3.27	$3.89	$3.51	$2.96	$2.65	$2.52	$2.25	$1.72	$2.80	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	33	51	53	66	91	127	165	164	146	164
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	11	22	42	44	54	53	2,024	2,226	817	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.48	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	30	30	30	18	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.45	$2.70	$2.68	$2.35	$2.24	$1.75	$1.38	$2.26	$2.76	$2.02
Accumulation unit value at end of period	$3.48	$3.45	$2.70	$2.68	$2.35	$2.24	$1.75	$1.38	$2.26	$2.76
Number of accumulation units outstanding at end of period (000 omitted)	62	62	62	73	36	77	96	88	99	126
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.66	$2.08	$2.07	$1.82	$1.74	$1.36	$1.08	$1.76	$2.16	$1.59
Accumulation unit value at end of period	$2.67	$2.66	$2.08	$2.07	$1.82	$1.74	$1.36	$1.08	$1.76	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	32	38	79	91	121	156	262	281	300	187
Oppenheimer Capital Appreciation Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.70	$1.50	$1.18	$1.05	$1.08	$1.00	$0.70	$1.31	$1.17	$1.10
Accumulation unit value at end of period	$1.74	$1.70	$1.50	$1.18	$1.05	$1.08	$1.00	$0.70	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,109	1,375	1,793	2,527	3,179	3,861	4,059	4,501	4,333	5,328
Oppenheimer Global Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.17	$2.15	$1.72	$1.44	$1.60	$1.40	$1.02	$1.73	$1.65	$1.42
Accumulation unit value at end of period	$2.22	$2.17	$2.15	$1.72	$1.44	$1.60	$1.40	$1.02	$1.73	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	193	228	247	402	544	639	892	956	1,028	1,089
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.82	$1.80	$1.83	$1.64	$1.65	$1.46	$1.25	$1.48	$1.37	$1.29
Accumulation unit value at end of period	$1.75	$1.82	$1.80	$1.83	$1.64	$1.65	$1.46	$1.25	$1.48	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1,491	1,754	2,307	2,630	3,290	4,350	12,135	9,859	9,662	7,421
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (5/21/2002)
Accumulation unit value at beginning of period	$2.71	$2.46	$1.77	$1.53	$1.58	$1.31	$0.97	$1.58	$1.62	$1.44
Accumulation unit value at end of period	$2.51	$2.71	$2.46	$1.77	$1.53	$1.58	$1.31	$0.97	$1.58	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	132	156	164	265	411	570	862	889	962	995
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.15	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	60	88	136	172	183	203	5,029	5,867	4,227	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.84	$2.26	$1.62	$1.34	$1.37	$1.36	$1.09	$1.34	$1.36	$1.34
Accumulation unit value at end of period	$3.02	$2.84	$2.26	$1.62	$1.34	$1.37	$1.36	$1.09	$1.34	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	11	14	14	19	21	30	48	119	129	129

58	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Growth and Income Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.69	$1.54	$1.15	$0.98	$1.04	$0.92	$0.72	$1.19	$1.29	$1.13
Accumulation unit value at end of period	$1.54	$1.69	$1.54	$1.15	$0.98	$1.04	$0.92	$0.72	$1.19	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	374	381	431	512	589	751	894	1,007	1,194	1,394
Putnam VT International Equity Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.46	$1.58	$1.25	$1.04	$1.27	$1.17	$0.95	$1.72	$1.61	$1.28
Accumulation unit value at end of period	$1.44	$1.46	$1.58	$1.25	$1.04	$1.27	$1.17	$0.95	$1.72	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	328	390	470	704	893	1,168	1,638	1,779	1,798	1,863
Putnam VT International Growth Fund – Class IB Shares (5/30/2000)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.90	$0.75	$0.93	$0.84	$0.61	$1.08	$0.97	$0.78
Accumulation unit value at end of period	$1.00	$1.00	$1.08	$0.90	$0.75	$0.93	$0.84	$0.61	$1.08	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	208	195	205	212	263	449	617	726	1,126	1,094
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	114	175	206	299	409	—	—	—	—
Putnam VT Research Fund – Class IB Shares (5/21/2002)
Accumulation unit value at beginning of period	$1.84	$1.62	$1.23	$1.06	$1.09	$0.95	$0.72	$1.19	$1.20	$1.10
Accumulation unit value at end of period	$1.78	$1.84	$1.62	$1.23	$1.06	$1.09	$0.95	$0.72	$1.19	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	12	19	25	40	65	63	154
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.81	$1.31	$1.13	$1.20	$0.97	$0.75	$1.25	$1.45	$1.25
Accumulation unit value at end of period	$1.74	$1.84	$1.81	$1.31	$1.13	$1.20	$0.97	$0.75	$1.25	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	12	13	19	24	37	38	42	43	38	593
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	20	21	21	22	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,651	2,187	4,076	7,566	9,801	10,791	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	143	174	274	328	423	508	10,704	5,104	4,932	2,956
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	262	969	1,815	1,082	659	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,310	4,676	9,152	10,794	11,723	11,346	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.55	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	50	84	135	182	216	236	11,154	6,418	3,447	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.23	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	45	58	87	116	150	158	11,693	5,197	2,876	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,228	1,914	1,909	2,115	2,302	1,905	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,745	41,255	59,658	71,660	81,758	90,364	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	413	504	696	654	846	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	59

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,640	10,061	17,245	25,627	32,665	38,639	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,062	1,107	1,643	1,410	1,072	991	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,542	6,875	10,643	14,966	17,907	18,179	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/21/2002)
Accumulation unit value at beginning of period	$2.32	$2.31	$1.74	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57	$1.32
Accumulation unit value at end of period	$2.08	$2.32	$2.31	$1.74	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	598	712	889	1,484	1,967	2,371	3,369	3,781	3,994	3,796
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.89	$1.41	$1.22	$1.32	$1.10	$0.81	$1.30	$1.25	$1.09
Accumulation unit value at end of period	$2.06	$2.08	$1.89	$1.41	$1.22	$1.32	$1.10	$0.81	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.67	$2.22	$1.85	$2.19	$1.78	$1.20	$2.24	$1.96	$1.44
Accumulation unit value at end of period	$2.49	$2.52	$2.67	$2.22	$1.85	$2.19	$1.78	$1.20	$2.24	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	288	344	446	638	861	944	2,694	3,202	1,898	2,027
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.12	$1.61	$1.36	$1.43	$1.17	$0.84	$1.40	$1.35	$1.27
Accumulation unit value at end of period	$2.15	$2.20	$2.12	$1.61	$1.36	$1.43	$1.17	$0.84	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	302	383	514	853	1,181	1,472	3,565	3,353	2,936	2,393
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.62	$1.37	$1.23	$1.17	$1.05	$0.92	$1.32	$1.24	$1.12
Accumulation unit value at end of period	$1.89	$1.89	$1.62	$1.37	$1.23	$1.17	$1.05	$0.92	$1.32	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	1	1	—
Wells Fargo VT International Equity Fund – Class 1 (12/8/2003)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.42	$1.27	$1.48	$1.28	$1.12	$1.94	$1.71	$1.41
Accumulation unit value at end of period	$1.59	$1.57	$1.69	$1.42	$1.27	$1.48	$1.28	$1.12	$1.94	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	58	67	101	128	179	344	488	573	923	1,024
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.77	$1.89	$1.60	$1.43	$1.67	$1.45	$1.27	$2.21	$1.95	$1.61
Accumulation unit value at end of period	$1.77	$1.77	$1.89	$1.60	$1.43	$1.67	$1.45	$1.27	$2.21	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	589	773	836	1,149	1,440	1,961	2,664	2,569	2,661	2,908
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.23	$1.05	$1.08	$0.96	$0.84	$1.33	$1.32	$1.13
Accumulation unit value at end of period	$1.69	$1.72	$1.58	$1.23	$1.05	$1.08	$0.96	$0.84	$1.33	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	8	9	14	45	70	72	640	67	69	68
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 1 (5/30/2000)
Accumulation unit value at beginning of period	$1.66	$1.62	$1.17	$0.98	$1.05	$0.89	$0.63	$0.87	$0.79	$0.76
Accumulation unit value at end of period	$1.67	$1.66	$1.62	$1.17	$0.98	$1.05	$0.89	$0.63	$0.87	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	379	382	438	497	547	971	1,109	1,307	1,971	2,418
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.08	$3.00	$2.18	$1.83	$1.97	$1.67	$1.18	$1.64	$1.49	$1.43
Accumulation unit value at end of period	$3.08	$3.08	$3.00	$2.18	$1.83	$1.97	$1.67	$1.18	$1.64	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	456	583	701	1,116	1,542	2,033	2,413	2,807	3,276	3,555
Wells Fargo VT Opportunity Fund – Class 1 (8/26/2011)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	225	240	319	345	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.68	$1.54	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	574	756	891	1,194	1,582	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.45	$1.65	$1.55	$1.65	$1.32	$0.88	$1.51	$1.35	$1.11
Accumulation unit value at end of period	$2.27	$2.37	$2.45	$1.65	$1.55	$1.65	$1.32	$0.88	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	175	218	266	416	584	789	—	—	—	—

60	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Small Cap Value Fund – Class 1* (7/16/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.26	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.48	$1.43	$1.26	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	530	555	641	831	1,200	1,611	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 1 liquidated on April 29, 2016.
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.25	$1.12	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.46	$1.42	$1.25	$1.12	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	454	543	595	762	1,144	1,453	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.47	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.46	$1.48	$1.42	$1.47	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,189	1,543	1,859	2,435	2,959	3,891	2,042	2,000	2,881	913
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	15	16	17	18	13	55	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73	$0.68
Accumulation unit value at end of period	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	153	157	170	235	350	428	503	570	717	914
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.24	$2.08	$1.57	$1.35	$1.29	$1.16	$0.98	$1.68	$1.62	$1.41
Accumulation unit value at end of period	$2.24	$2.24	$2.08	$1.57	$1.35	$1.29	$1.16	$0.98	$1.68	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	38	40	47	85	118	138	208	358	387	427
AB VPS Intermediate Bond Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31	$1.29
Accumulation unit value at end of period	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	199	255	350	395	395	473	473	704	888	1,058
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.07	$0.95	$1.20	$1.17	$0.88	$1.91	$1.83	$1.38
Accumulation unit value at end of period	$1.21	$1.20	$1.30	$1.07	$0.95	$1.20	$1.17	$0.88	$1.91	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	596	724	1,143	1,779	1,925	1,887	4,304	5,706	3,754	3,031
AB VPS Large Cap Growth Portfolio (Class B) (9/22/1999)
Accumulation unit value at beginning of period	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77	$0.79
Accumulation unit value at end of period	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	275	305	318	380	710	877	1,081	1,186	1,619	1,808
American Century VP Income & Growth, Class I (10/5/1998)
Accumulation unit value at beginning of period	$2.22	$2.00	$1.50	$1.32	$1.30	$1.15	$0.99	$1.54	$1.56	$1.35
Accumulation unit value at end of period	$2.07	$2.22	$2.00	$1.50	$1.32	$1.30	$1.15	$0.99	$1.54	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	167	177	218	282	328	364	424	555	747	962
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.46	$1.37	$1.25	$1.20	$1.11	$1.14	$1.06	$1.06
Accumulation unit value at end of period	$1.29	$1.34	$1.31	$1.46	$1.37	$1.25	$1.20	$1.11	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	739	868	1,361	1,547	1,741	2,182	2,188	2,112	3,349	3,584
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.16	$1.25	$1.04	$0.87	$1.00	$0.90	$0.68	$1.26	$1.08	$1.00
Accumulation unit value at end of period	$1.15	$1.16	$1.25	$1.04	$0.87	$1.00	$0.90	$0.68	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.60	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	16	18	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.12	$1.00	$1.00	$0.88	$0.66	$1.15	$0.96	$1.00
Accumulation unit value at end of period	$1.71	$1.63	$1.51	$1.12	$1.00	$1.00	$0.88	$0.66	$1.15	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1,477

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	61

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Value, Class I (10/5/1998)
Accumulation unit value at beginning of period	$3.10	$2.78	$2.14	$1.90	$1.90	$1.70	$1.44	$1.99	$2.13	$1.82
Accumulation unit value at end of period	$2.94	$3.10	$2.78	$2.14	$1.90	$1.90	$1.70	$1.44	$1.99	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	156	169	193	247	283	318	373	456	588	816
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13
Accumulation unit value at end of period	$1.80	$1.90	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	12	11	12	13	13	13	13	13	12	13
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.73	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	21	5	10	15	10	10	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24	$1.98
Accumulation unit value at end of period	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	496	522	600	692	777	880	1,036	1,249	1,756	2,335
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86	$1.64
Accumulation unit value at end of period	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,313	1,652	2,086	2,533	3,074	3,447	3,843	4,871	5,898
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72	$1.46
Accumulation unit value at end of period	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	83	81	113	153	273	295	303	421	523	522
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.41	$2.22	$1.78	$1.58	$1.69	$1.46	$1.16	$1.98	$1.86	$1.58
Accumulation unit value at end of period	$2.31	$2.41	$2.22	$1.78	$1.58	$1.69	$1.46	$1.16	$1.98	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	507	613	1,067	1,539	1,827	2,123	9,137	8,505	6,387	5,210
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.31	$2.38	$2.00	$2.57	$2.18	$1.27	$2.78	$2.04	$1.55
Accumulation unit value at end of period	$1.99	$2.22	$2.31	$2.38	$2.00	$2.57	$2.18	$1.27	$2.78	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	196	209	323	430	490	474	1,632	2,462	1,621	1,522
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29	$1.26
Accumulation unit value at end of period	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,496	2,750	2,860	3,784	4,615	4,417	4,753	3,976	3,923
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (8/26/1999)
Accumulation unit value at beginning of period	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30	$1.19
Accumulation unit value at end of period	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	490	560	773	971	1,146	1,400	1,627	2,018	3,017	4,475
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	40	40	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.63	$1.57	$1.39	$1.33	$1.19	$0.85	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.67	$1.63	$1.57	$1.39	$1.33	$1.19	$0.85	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	22	26	49	100	111	132	5,971	3,980	3,766	782
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68	$1.63
Accumulation unit value at end of period	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	1,077	1,216	1,527	2,043	2,171	2,609	9,757	10,453	12,248	8,733
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.93	$0.94	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	24	26	27	27	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55	$0.50
Accumulation unit value at end of period	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	329	345	364	444	158	198	308	1,533	1,159	411
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.46	$2.21	$1.70	$1.49	$1.49	$1.31	$1.06	$1.71	$1.65	$1.45
Accumulation unit value at end of period	$2.45	$2.46	$2.21	$1.70	$1.49	$1.49	$1.31	$1.06	$1.71	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	8	11	37	68	94	96	106	116	193	219

62	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	492	606	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,501	2,317	968	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,957	3,374	114	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,247	13,069	3,406	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.18	$2.06	$1.59	$1.45	$1.73	$1.39	$0.86	$1.59	$1.41	$1.44
Accumulation unit value at end of period	$2.26	$2.18	$2.06	$1.59	$1.45	$1.73	$1.39	$0.86	$1.59	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	537	578	666	810	906	1,009	1,184	1,418	1,722	2,222
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (2/21/1995)
Accumulation unit value at beginning of period	$1.77	$1.96	$1.63	$1.41	$1.63	$1.45	$1.15	$1.96	$1.76	$1.44
Accumulation unit value at end of period	$1.83	$1.77	$1.96	$1.63	$1.41	$1.63	$1.45	$1.15	$1.96	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	228	243	279	325	467	507	570	676	832	1,048
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.46	$1.08	$0.92	$0.95	$0.80	$0.64	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.51	$1.61	$1.46	$1.08	$0.92	$0.95	$0.80	$0.64	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44	$1.31
Accumulation unit value at end of period	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	21	22	28	32	129	48	55	80	76	83
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.07	$1.98	$1.36	$1.17	$1.29	$1.03	$0.75	$1.24	$1.31	$1.19
Accumulation unit value at end of period	$1.98	$2.07	$1.98	$1.36	$1.17	$1.29	$1.03	$0.75	$1.24	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	38	53	57	67	75	105	168	175	215	290
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.48	$1.45	$1.10	$1.00	$1.08	$0.87	$0.70	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.48	$1.45	$1.10	$1.00	$1.08	$0.87	$0.70	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	19	23	52	129	132	144	7,188	5,290	4,395	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (5/2/2000)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19	$1.16
Accumulation unit value at end of period	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	121	124	152	163	168	270	386	453	403	471
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.18	$1.15
Accumulation unit value at end of period	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	459	562	619	688	803	893	2,339	2,088	2,176	2,281
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	19	20	21	23	41	24	7	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.64	$1.48	$1.12	$0.95	$0.96	$0.77	$0.58	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$1.57	$1.64	$1.48	$1.12	$0.95	$0.96	$0.77	$0.58	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.88	$1.44	$1.27	$1.40	$1.09	$0.71	$1.22	$1.08	$1.05
Accumulation unit value at end of period	$2.07	$1.98	$1.88	$1.44	$1.27	$1.40	$1.09	$0.71	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	65	84	147	238	259	304	387	477	517	1,235

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	63

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (8/26/1999)
Accumulation unit value at beginning of period	$1.38	$1.23	$0.93	$0.84	$0.85	$0.75	$0.57	$0.88	$0.83	$0.77
Accumulation unit value at end of period	$1.32	$1.38	$1.23	$0.93	$0.84	$0.85	$0.75	$0.57	$0.88	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	52	52	87	91	139	139	201	254	372	374
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.68	$1.41	$1.30	$1.21	$1.06	$0.88	$1.27	$1.21	$1.06
Accumulation unit value at end of period	$1.71	$1.78	$1.68	$1.41	$1.30	$1.21	$1.06	$0.88	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	27	30	32	58	58	58	58
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$0.85	$0.96	$0.79	$0.71	$0.89	$0.87	$0.67	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$0.82	$0.85	$0.96	$0.79	$0.71	$0.89	$0.87	$0.67	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.15	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	41	46	75	129	135	156	4,120	3,241	2,619	—
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.48	$1.31	$1.38	$1.19	$0.87	$1.34	$1.25	$1.14
Accumulation unit value at end of period	$1.87	$1.89	$1.75	$1.48	$1.31	$1.38	$1.19	$0.87	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	26	25	24	40	105	178	81
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$2.76	$2.51	$1.94	$1.70	$1.77	$1.54	$1.15	$2.03	$1.76	$1.60
Accumulation unit value at end of period	$2.74	$2.76	$2.51	$1.94	$1.70	$1.77	$1.54	$1.15	$2.03	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	882	1,062	1,652	2,342	2,842	3,363	5,125	8,294	9,083	10,127
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.33	$2.13	$1.56	$1.30	$1.35	$1.16	$0.87	$1.50	$1.43	$1.27
Accumulation unit value at end of period	$2.32	$2.33	$2.13	$1.56	$1.30	$1.35	$1.16	$0.87	$1.50	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	8	11	24	27	75	50	73	59	103	95
Fidelity® VIP Growth & Income Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11	$0.99
Accumulation unit value at end of period	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	148	183	295	395	489	588	702	889	1,172	1,351
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.30	$1.12	$1.12	$0.99	$0.79	$1.38	$1.25	$1.12
Accumulation unit value at end of period	$1.79	$1.86	$1.71	$1.30	$1.12	$1.12	$0.99	$0.79	$1.38	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	46	67	67	155	294
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.73	$1.58	$1.18	$1.04	$1.06	$0.87	$0.69	$1.32	$1.06	$1.01
Accumulation unit value at end of period	$1.82	$1.73	$1.58	$1.18	$1.04	$1.06	$0.87	$0.69	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	37	61	111	144	158	187	260	292	726	815
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.95	$1.96	$1.88	$1.67	$1.64	$1.46	$1.03	$1.40	$1.38	$1.26
Accumulation unit value at end of period	$1.85	$1.95	$1.96	$1.88	$1.67	$1.64	$1.46	$1.03	$1.40	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	40	42	47	52	73	89	126	167	212	221
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.35	$1.29	$1.22	$1.15	$1.01	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.35	$1.29	$1.22	$1.15	$1.01	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	85	95	149	206	216	257	5,166	4,823	4,731	150
Fidelity® VIP Mid Cap Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02	$2.72
Accumulation unit value at end of period	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02
Number of accumulation units outstanding at end of period (000 omitted)	219	239	282	331	423	509	594	687	1,049	1,401
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.36	$3.21	$2.40	$2.12	$2.41	$1.90	$1.38	$2.32	$2.04	$1.84
Accumulation unit value at end of period	$3.26	$3.36	$3.21	$2.40	$2.12	$2.41	$1.90	$1.38	$2.32	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	238	292	449	629	812	1,103	2,608	3,630	3,308	3,045
Fidelity® VIP Overseas Portfolio Service Class (9/22/1999)
Accumulation unit value at beginning of period	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29	$1.11
Accumulation unit value at end of period	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	41	48	87	136	139	162	197	237	372	482

64	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.21	$2.44	$1.90	$1.60	$1.96	$1.77	$1.42	$2.57	$2.22	$1.91
Accumulation unit value at end of period	$2.25	$2.21	$2.44	$1.90	$1.60	$1.96	$1.77	$1.42	$2.57	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	154	189	288	481	600	625	855	968	947	1,091
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11	$2.61
Accumulation unit value at end of period	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11
Number of accumulation units outstanding at end of period (000 omitted)	123	138	187	211	253	310	433	475	605	706
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.26	$2.19	$1.95	$1.75	$1.74	$1.56	$1.17	$1.69	$1.65	$1.41
Accumulation unit value at end of period	$2.07	$2.26	$2.19	$1.95	$1.75	$1.74	$1.56	$1.17	$1.69	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	265	351	354	439	520	611	767	778	1,317	1,595
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (9/22/1999)
Accumulation unit value at beginning of period	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87	$1.60
Accumulation unit value at end of period	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	1,259	1,538	1,777	2,135	2,449	3,186	4,141	5,501	9,245	10,913
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.50	$1.17	$1.06	$1.02	$0.86	$0.74	$1.03	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.61	$1.50	$1.17	$1.06	$1.02	$0.86	$0.74	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	5	6
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.61	$2.63	$1.96	$1.68	$1.77	$1.40	$1.10	$1.66	$1.73	$1.50
Accumulation unit value at end of period	$2.38	$2.61	$2.63	$1.96	$1.68	$1.77	$1.40	$1.10	$1.66	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	58	65	90	113	131	165	253	474	771	847
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.96	$0.91	$0.67	$0.61	$0.65	$0.52	$0.36	$0.64	$0.59	$0.55
Accumulation unit value at end of period	$0.92	$0.96	$0.91	$0.67	$0.61	$0.65	$0.52	$0.36	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	243	265	396	477	750	957	898	1,034	1,786	2,054
FTVIPT Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66	$1.39
Accumulation unit value at end of period	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	209	230	286	330	396	517	595	936	1,425	1,562
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$2.08	$2.07	$1.83	$1.87	$1.66	$1.42	$1.35	$1.24	$1.11
Accumulation unit value at end of period	$1.97	$2.09	$2.08	$2.07	$1.83	$1.87	$1.66	$1.42	$1.35	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	279	312	477	621	705	821	4,488	4,555	5,432	3,551
FTVIPT Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.17	$1.23	$0.95	$0.80	$0.87	$0.82	$0.63	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.08	$1.17	$1.23	$0.95	$0.80	$0.87	$0.82	$0.63	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	38	39	42	44	48	51	52	59	18	6
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/4/1999)
Accumulation unit value at beginning of period	$4.26	$3.80	$2.90	$2.48	$2.69	$2.18	$1.66	$2.68	$2.63	$2.30
Accumulation unit value at end of period	$3.82	$4.26	$3.80	$2.90	$2.48	$2.69	$2.18	$1.66	$2.68	$2.63
Number of accumulation units outstanding at end of period (000 omitted)	251	271	408	579	677	832	1,840	2,222	2,403	2,113
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94	$0.88
Accumulation unit value at end of period	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	54	55	55	59	61	105	118	125	212	341
Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35	$1.12
Accumulation unit value at end of period	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	8	37	40	80	83	135
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13	$1.02
Accumulation unit value at end of period	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	111	128	138	160	244	348	522	746	1,109	1,487
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	341	415	457	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	52	62	88	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	65

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.47	$2.29	$1.71	$1.46	$1.51	$1.33	$1.05	$1.66	$1.72	$1.50
Accumulation unit value at end of period	$2.28	$2.47	$2.29	$1.71	$1.46	$1.51	$1.33	$1.05	$1.66	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	555	641	1,078	1,794	2,208	2,626	5,001	6,104	5,949	6,248
Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45	$1.26
Accumulation unit value at end of period	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,645	1,856	2,171	2,494	2,967	3,385	4,142	5,535	7,315
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	5	10	39	6
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.89	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	14	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.40	$2.21	$1.68	$1.49	$1.54	$1.39	$1.14	$1.70	$1.69	$1.47
Accumulation unit value at end of period	$2.29	$2.40	$2.21	$1.68	$1.49	$1.54	$1.39	$1.14	$1.70	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	34	38	62	74	118	154	170	180	435	454
Invesco V.I. International Growth Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.22	$2.24	$1.91	$1.68	$1.82	$1.64	$1.23	$2.09	$1.85	$1.46
Accumulation unit value at end of period	$2.14	$2.22	$2.24	$1.91	$1.68	$1.82	$1.64	$1.23	$2.09	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	387	428	459	522	595	675	773	836	1,067	1,395
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	34	32	58	177	186	197	8,059	3,477	2,234	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.48	$1.44	$1.14	$1.05	$1.13	$1.01	$0.79	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.44	$1.14	$1.05	$1.13	$1.01	$0.79	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	118	146	153	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	22	23	58	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.27	$1.10	$1.15	$1.09	$0.75	$1.58	$1.58	$1.42
Accumulation unit value at end of period	$1.55	$1.76	$1.67	$1.27	$1.10	$1.15	$1.09	$0.75	$1.58	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	45	93	144	166	211	315	410	507	677	773
Janus Aspen Series Balanced Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$3.38	$3.15	$2.66	$2.38	$2.37	$2.22	$1.79	$2.15	$1.98	$1.81
Accumulation unit value at end of period	$3.35	$3.38	$3.15	$2.66	$2.38	$2.37	$2.22	$1.79	$2.15	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	614	673	782	916	1,023	1,253	1,456	1,819	2,498	3,777
Janus Aspen Series Enterprise Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58	$0.52
Accumulation unit value at end of period	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	236	231	270	318	356	418	516	647	914	1,189
Janus Aspen Series Global Research Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$1.88	$1.77	$1.40	$1.18	$1.39	$1.22	$0.90	$1.64	$1.52	$1.30
Accumulation unit value at end of period	$1.81	$1.88	$1.77	$1.40	$1.18	$1.39	$1.22	$0.90	$1.64	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	434	463	502	622	644	732	841	962	1,308	1,907
Janus Aspen Series Global Technology Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41	$0.39
Accumulation unit value at end of period	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	51	56	60	79	179	240	270	246	411	658
Janus Aspen Series Janus Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65	$0.60
Accumulation unit value at end of period	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	316	344	478	694	869	962	12,886	12,008	9,966	1,523

66	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Overseas Portfolio: Service Shares (5/2/2000)
Accumulation unit value at beginning of period	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29	$0.89
Accumulation unit value at end of period	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	161	181	209	242	283	339	397	530	721	1,086
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	$1.00	—	—	—
Accumulation unit value at end of period	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	71	95	114	168	188	204	—	—	—
Lazard Retirement International Equity Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19	$0.99
Accumulation unit value at end of period	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	28	29	29	29	31	42	63	160	148
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19	$1.03
Accumulation unit value at end of period	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	8	8	8	9	9	14	14	94	97
LVIP Baron Growth Opportunities Fund – Service Class (9/22/1999)
Accumulation unit value at beginning of period	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97	$1.73
Accumulation unit value at end of period	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	171	179	184	178	185	196	204	222	288	374
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.15	$0.97	$1.01	$0.92	$0.74	$1.12	$1.03	$0.92
Accumulation unit value at end of period	$1.61	$1.63	$1.49	$1.15	$0.97	$1.01	$0.92	$0.74	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	65	67	84	94	108	173	195	262	527	652
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.91	$1.75	$1.35	$1.15	$1.20	$1.10	$0.88	$1.33	$1.23	$1.11
Accumulation unit value at end of period	$1.89	$1.91	$1.75	$1.35	$1.15	$1.20	$1.10	$0.88	$1.33	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	110	110	111	111	111	112	112	167	176	200
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44	$1.29
Accumulation unit value at end of period	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	236	256	284	324	374	436	512	578	690	956
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$2.02	$2.21	$1.59	$1.33	$1.51	$1.13	$0.70	$1.18	$1.17	$1.05
Accumulation unit value at end of period	$1.95	$2.02	$2.21	$1.59	$1.33	$1.51	$1.13	$0.70	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	27	36	72	75	113	149	175
MFS® Research Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02	$0.94
Accumulation unit value at end of period	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	210	226	243	230	320	388	445	586	680	888
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.74	$1.63	$1.40	$1.28	$1.27	$1.18	$1.02	$1.33	$1.29	$1.17
Accumulation unit value at end of period	$1.71	$1.74	$1.63	$1.40	$1.28	$1.27	$1.18	$1.02	$1.33	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	365	500	604	700	881	1,125	1,365	2,120	3,307	3,207
MFS® Utilities Series – Initial Class (9/22/1999)
Accumulation unit value at beginning of period	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85	$1.43
Accumulation unit value at end of period	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	438	517	577	652	680	798	879	996	1,393	1,751
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.77	$3.40	$2.87	$2.57	$2.45	$2.19	$1.67	$2.72	$2.16	$1.67
Accumulation unit value at end of period	$3.17	$3.77	$3.40	$2.87	$2.57	$2.45	$2.19	$1.67	$2.72	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	33	36	36	42	74	96	100	106	163	161
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	11	42	28	30	1,824	2,687	1,243	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	67

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.43	$2.68	$2.67	$2.33	$2.24	$1.74	$1.38	$2.25	$2.75	$2.02
Accumulation unit value at end of period	$3.46	$3.43	$2.68	$2.67	$2.33	$2.24	$1.74	$1.38	$2.25	$2.75
Number of accumulation units outstanding at end of period (000 omitted)	7	13	29	30	41	47	66	99	111	141
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	9
Oppenheimer Capital Appreciation Fund/VA (10/30/1997)
Accumulation unit value at beginning of period	$2.37	$2.08	$1.63	$1.44	$1.48	$1.37	$0.96	$1.79	$1.59	$1.50
Accumulation unit value at end of period	$2.42	$2.37	$2.08	$1.63	$1.44	$1.48	$1.37	$0.96	$1.79	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	366	386	433	537	629	785	878	1,062	1,515	2,159
Oppenheimer Capital Appreciation Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.44	$1.29	$1.32	$1.23	$0.86	$1.61	$1.44	$1.35
Accumulation unit value at end of period	$2.13	$2.09	$1.84	$1.44	$1.29	$1.32	$1.23	$0.86	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	34	39	44	45	56	78	93	180	289	319
Oppenheimer Global Fund/VA (8/26/1999)
Accumulation unit value at beginning of period	$2.87	$2.84	$2.27	$1.89	$2.09	$1.83	$1.33	$2.25	$2.15	$1.85
Accumulation unit value at end of period	$2.94	$2.87	$2.84	$2.27	$1.89	$2.09	$1.83	$1.33	$2.25	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	14	16	17	43	63	101	162
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.17	$2.16	$1.72	$1.45	$1.60	$1.40	$1.02	$1.74	$1.66	$1.43
Accumulation unit value at end of period	$2.22	$2.17	$2.16	$1.72	$1.45	$1.60	$1.40	$1.02	$1.74	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	77	102	196	233	296	371	429	566	864	940
Oppenheimer Global Strategic Income Fund/VA (8/26/1999)
Accumulation unit value at beginning of period	$2.08	$2.05	$2.08	$1.86	$1.87	$1.65	$1.41	$1.66	$1.54	$1.45
Accumulation unit value at end of period	$2.00	$2.08	$2.05	$2.08	$1.86	$1.87	$1.65	$1.41	$1.66	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	68	77	91	100	10	10	47	120	186	269
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.80	$1.78	$1.81	$1.63	$1.64	$1.45	$1.24	$1.47	$1.36	$1.29
Accumulation unit value at end of period	$1.73	$1.80	$1.78	$1.81	$1.63	$1.64	$1.45	$1.24	$1.47	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	818	1,010	1,478	1,875	2,158	2,738	9,304	8,701	9,868	6,464
Oppenheimer Main Street Fund®/VA (8/26/1999)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.16	$1.01	$1.02	$0.89	$0.70	$1.16	$1.13	$0.99
Accumulation unit value at end of period	$1.68	$1.64	$1.51	$1.16	$1.01	$1.02	$0.89	$0.70	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	24	24	58	64	70	73	144	195	285	404
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/31/2002)
Accumulation unit value at beginning of period	$3.23	$2.94	$2.12	$1.82	$1.90	$1.56	$1.16	$1.89	$1.95	$1.72
Accumulation unit value at end of period	$2.99	$3.23	$2.94	$2.12	$1.82	$1.90	$1.56	$1.16	$1.89	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	38	58	71	63	91	140	191	210	307	330
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.14	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	30	34	76	134	145	167	4,498	6,698	6,219	—
Putnam VT Diversified Income Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$2.45	$2.47	$2.32	$2.10	$2.20	$1.97	$1.29	$1.90	$1.85	$1.76
Accumulation unit value at end of period	$2.36	$2.45	$2.47	$2.32	$2.10	$2.20	$1.97	$1.29	$1.90	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	351	400	437	481	509	600	688	832	1,101	1,459
Putnam VT Diversified Income Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$1.89	$1.91	$1.79	$1.63	$1.71	$1.54	$1.00	$1.47	$1.43	$1.37
Accumulation unit value at end of period	$1.82	$1.89	$1.91	$1.79	$1.63	$1.71	$1.54	$1.00	$1.47	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	220	248	291	308	350	397	498	646	999	1,382
Putnam VT Global Equity Fund – Class IA Shares (6/10/1997)
Accumulation unit value at beginning of period	$1.71	$1.71	$1.31	$1.10	$1.17	$1.08	$0.84	$1.56	$1.44	$1.18
Accumulation unit value at end of period	$1.66	$1.71	$1.71	$1.31	$1.10	$1.17	$1.08	$0.84	$1.56	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	228	232	275	311	322	354	384	422	572	786
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.43	$1.93	$1.38	$1.15	$1.18	$1.16	$0.94	$1.14	$1.17	$1.15
Accumulation unit value at end of period	$2.58	$2.43	$1.93	$1.38	$1.15	$1.18	$1.16	$0.94	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	67	47	49	48	71	94	120	136	185	196
Putnam VT Growth and Income Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$3.71	$3.39	$2.53	$2.15	$2.28	$2.01	$1.57	$2.59	$2.79	$2.43
Accumulation unit value at end of period	$3.39	$3.71	$3.39	$2.53	$2.15	$2.28	$2.01	$1.57	$2.59	$2.79
Number of accumulation units outstanding at end of period (000 omitted)	863	956	1,030	1,079	1,139	1,270	1,361	1,504	1,940	2,471

68	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Growth and Income Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51	$1.32
Accumulation unit value at end of period	$1.80	$1.98	$1.81	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	427	525	599	708	812	1,063	1,414	1,861	2,565	3,460
Putnam VT High Yield Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$2.94	$2.92	$2.74	$2.39	$2.38	$2.11	$1.42	$1.95	$1.91	$1.75
Accumulation unit value at end of period	$2.75	$2.94	$2.92	$2.74	$2.39	$2.38	$2.11	$1.42	$1.95	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	164	180	189	200	217	245	305	394	499	651
Putnam VT High Yield Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$2.16	$2.15	$2.02	$1.77	$1.76	$1.57	$1.06	$1.45	$1.43	$1.31
Accumulation unit value at end of period	$2.01	$2.16	$2.15	$2.02	$1.77	$1.76	$1.57	$1.06	$1.45	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	97	113	125	139	176	203	255	379	517	677
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.68	$1.60	$1.60	$1.46	$1.41	$1.30	$0.90	$1.20	$1.16	$1.12
Accumulation unit value at end of period	$1.64	$1.68	$1.60	$1.60	$1.46	$1.41	$1.30	$0.90	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	17	126	77
Putnam VT International Equity Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53	$1.21
Accumulation unit value at end of period	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	527	565	636	714	947	1,199	1,363	1,487	1,885	2,110
Putnam VT International Growth Fund – Class IB Shares (9/22/1999)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18	$0.95
Accumulation unit value at end of period	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	37	42	41	53	86	115	163	210	274	347
Putnam VT International Value Fund – Class IB Shares (8/26/1999)
Accumulation unit value at beginning of period	$1.33	$1.49	$1.23	$1.03	$1.21	$1.15	$0.92	$1.73	$1.64	$1.31
Accumulation unit value at end of period	$1.28	$1.33	$1.49	$1.23	$1.03	$1.21	$1.15	$0.92	$1.73	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	4	4	4	8
Putnam VT Multi-Cap Growth Fund – Class IA Shares (2/21/1995)
Accumulation unit value at beginning of period	$3.47	$3.09	$2.29	$1.99	$2.12	$1.79	$1.37	$2.27	$2.17	$2.02
Accumulation unit value at end of period	$3.42	$3.47	$3.09	$2.29	$1.99	$2.12	$1.79	$1.37	$2.27	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	596	639	691	735	789	836	940	1,071	1,280	1,595
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.83	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.83	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	136	148	210	256	347	—	—	—	—
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.33	$2.05	$1.56	$1.34	$1.39	$1.21	$0.92	$1.52	$1.53	$1.39
Accumulation unit value at end of period	$2.26	$2.33	$2.05	$1.56	$1.34	$1.39	$1.21	$0.92	$1.52	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	3	3	3
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.80	$1.31	$1.13	$1.20	$0.97	$0.74	$1.25	$1.45	$1.25
Accumulation unit value at end of period	$1.73	$1.83	$1.80	$1.31	$1.13	$1.20	$0.97	$0.74	$1.25	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	13	14	13	14	14	54	946
Putnam VT Voyager Fund – Class IA Shares (6/10/1997)
Accumulation unit value at beginning of period	$2.51	$2.31	$1.63	$1.44	$1.78	$1.49	$0.92	$1.47	$1.41	$1.36
Accumulation unit value at end of period	$2.33	$2.51	$2.31	$1.63	$1.44	$1.78	$1.49	$0.92	$1.47	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	122	124	149	165	172	186	201	219	287	412
Putnam VT Voyager Fund – Class IB Shares (10/5/1998)
Accumulation unit value at beginning of period	$2.34	$2.17	$1.53	$1.36	$1.67	$1.41	$0.87	$1.40	$1.35	$1.30
Accumulation unit value at end of period	$2.17	$2.34	$2.17	$1.53	$1.36	$1.67	$1.41	$0.87	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	342	373	409	526	582	686	831	1,004	1,304	1,946
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20	$2.68
Accumulation unit value at end of period	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20
Number of accumulation units outstanding at end of period (000 omitted)	55	71	93	101	105	138	151	204	286	398
Royce Capital Fund – Small-Cap Portfolio, Investment Class (9/22/1999)
Accumulation unit value at beginning of period	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92	$2.57
Accumulation unit value at end of period	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92
Number of accumulation units outstanding at end of period (000 omitted)	79	92	109	129	150	179	214	239	356	450
Third Avenue Value Portfolio (5/2/2000)
Accumulation unit value at beginning of period	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72	$2.39
Accumulation unit value at end of period	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72
Number of accumulation units outstanding at end of period (000 omitted)	63	69	75	83	90	90	129	203	332	481

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	69

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	125	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,560	5,298	8,153	8,592	9,333	9,511	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	87	152	222	239	288	8,475	4,590	5,249	4,355
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	716	1,193	2,209	1,227	125	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,957	3,321	5,467	8,658	8,368	9,048	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.55	$1.54	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	55	61	101	232	242	272	10,019	7,564	5,188	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.23	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	31	38	88	205	218	243	10,555	6,225	4,468	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,417	1,644	1,534	1,386	1,658	1,229	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,349	35,841	50,569	57,190	59,483	64,190	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	37	186	353	650	227	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,052	14,886	22,715	27,057	32,058	35,114	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	788	1,104	1,068	1,084	860	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,547	6,003	7,991	9,559	9,729	10,627	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.32	$2.30	$1.73	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57	$1.33
Accumulation unit value at end of period	$2.07	$2.32	$2.30	$1.73	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	312	366	577	973	1,139	1,364	1,800	2,045	2,297	2,129
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.40	$1.21	$1.32	$1.09	$0.81	$1.30	$1.25	$1.09
Accumulation unit value at end of period	$2.05	$2.07	$1.88	$1.40	$1.21	$1.32	$1.09	$0.81	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (9/22/1999)
Accumulation unit value at beginning of period	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17	$1.60
Accumulation unit value at end of period	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	125	129	163	183	199	215	1,491	2,249	1,387	742

70	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (9/22/1999)
Accumulation unit value at beginning of period	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81	$1.70
Accumulation unit value at end of period	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	182	217	340	541	659	787	2,050	2,146	1,967	1,384
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.75	$1.50	$1.27	$1.14	$1.09	$0.98	$0.86	$1.23	$1.15	$1.04
Accumulation unit value at end of period	$1.75	$1.75	$1.50	$1.27	$1.14	$1.09	$0.98	$0.86	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	556	536	614	669	648	844	989	1,141	1,532	1,765
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.75	$1.88	$1.59	$1.43	$1.66	$1.44	$1.27	$2.20	$1.95	$1.61
Accumulation unit value at end of period	$1.76	$1.75	$1.88	$1.59	$1.43	$1.66	$1.44	$1.27	$2.20	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	115	131	178	197	277	324	434	491	679	717
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.81	$1.66	$1.29	$1.10	$1.14	$1.01	$0.88	$1.41	$1.39	$1.19
Accumulation unit value at end of period	$1.77	$1.81	$1.66	$1.29	$1.10	$1.14	$1.01	$0.88	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	310	354	502	797	995	1,173	1,566	1,247	1,750	1,970
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.06	$2.99	$2.17	$1.82	$1.96	$1.66	$1.17	$1.64	$1.49	$1.43
Accumulation unit value at end of period	$3.06	$3.06	$2.99	$2.17	$1.82	$1.96	$1.66	$1.17	$1.64	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	551	659	971	1,453	1,779	2,121	276	333	464	531
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.67	$1.54	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	236	317	356	501	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.62	$0.58	$0.62	$0.49	$0.33	$0.57	$0.50	$0.42
Accumulation unit value at end of period	$0.85	$0.88	$0.91	$0.62	$0.58	$0.62	$0.49	$0.33	$0.57	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	311	388	459	490	627	785	586	966	992	1,281
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.25	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.46	$1.42	$1.25	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	355	390	435	532	655	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.86	$1.78	$1.67	$1.58	$1.43	$1.42	$1.35	$1.32
Accumulation unit value at end of period	$1.84	$1.87	$1.79	$1.86	$1.78	$1.67	$1.58	$1.43	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	810	959	1,315	1,602	1,785	2,234	2,406	2,685	3,965	5,543
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	16	16	40	43	67	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13	$1.06
Accumulation unit value at end of period	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	39	41	47	90	114	144	126	108	110	112
AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40	$1.21
Accumulation unit value at end of period	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	42	83	95	159	183	201	201	210	226	247
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83	$1.38
Accumulation unit value at end of period	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	512	715	918	1,503	1,866	1,831	6,541	7,308	4,293	2,708
AB VPS Large Cap Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.29	$1.12	$1.18	$1.09	$0.81	$1.36	$1.21	$1.24
Accumulation unit value at end of period	$2.13	$1.95	$1.74	$1.29	$1.12	$1.18	$1.09	$0.81	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	42	81	83	86	103	102	107	82	91

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	71

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06	$1.05
Accumulation unit value at end of period	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	631	794	1,080	1,265	1,696	2,227	2,371	2,313	3,777	4,080
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54	$1.25
Accumulation unit value at end of period	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	8	10	10	25	25	20
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	53	53	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02	$1.07
Accumulation unit value at end of period	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	400	623	964	1,629	2,157	2,614	2,924	3,189	3,364	7,580
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13
Accumulation unit value at end of period	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	22	24	26	28	29	34	33	2	1	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	14	22	23	53	55	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71
Accumulation unit value at end of period	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,001	1,182	1,522	2,453	2,709	3,592	4,017	4,256	4,540	5,152
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86	$1.57
Accumulation unit value at end of period	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	651	877	1,292	2,074	2,844	3,253	15,601	12,449	8,833	6,769
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04	$1.54
Accumulation unit value at end of period	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	248	321	407	542	716	670	2,782	3,582	2,132	1,922
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	833	888	1,253	1,361	1,536	2,911	5,788	1,365	513	401
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27	$1.16
Accumulation unit value at end of period	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	230	281	365	671	583	678	755	746	910	1,056
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	423	570	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19	$1.12
Accumulation unit value at end of period	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	97	110	133	166	215	256	9,864	5,119	4,197	1,896
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08	$1.05
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	745	933	1,027	1,128	1,322	2,221	22,157	16,780	14,001	8,025
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$1.00	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.92	$0.93	$1.00	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	20	20	20	25	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31	$1.20
Accumulation unit value at end of period	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	72	55	4

72	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18
Accumulation unit value at end of period	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	340	342	345	352	366	375	327	259	266	256
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	999	1,104	24	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,093	3,258	1,219	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,383	5,994	948	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,187	16,510	3,561	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17	$1.19
Accumulation unit value at end of period	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	44	59	40	41	31	32	32
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	32	34	38	41	44	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57	$1.28
Accumulation unit value at end of period	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33	$1.14
Accumulation unit value at end of period	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	5	9	9	17	17	9
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.35	$1.16	$1.29	$1.03	$0.75	$1.23	$1.31	$1.19
Accumulation unit value at end of period	$1.96	$2.06	$1.97	$1.35	$1.16	$1.29	$1.03	$0.75	$1.23	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	52	67	94	221	272	315	366	398	483	537
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43	$1.22
Accumulation unit value at end of period	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	84	94	115	179	218	239	10,188	6,327	4,714	4
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17	$1.15
Accumulation unit value at end of period	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	320	428	560	681	944	1,141	3,618	1,927	1,780	2,023
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	19	22	24	25	26	24	22	1	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29	$1.22
Accumulation unit value at end of period	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	11	11	13	15
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08	$1.05
Accumulation unit value at end of period	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85	129	198	331	415	473	599	748	769	1,668
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69	$0.64
Accumulation unit value at end of period	$1.09	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	106	127	143	201	302	374	381	466	587	674

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	73

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05
Accumulation unit value at end of period	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	14	14	14	14	14	14	14	14	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	51	63	66	82	84	59	57	26	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52	$1.26
Accumulation unit value at end of period	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	8	8	4
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	185	244	265	323	348	447	7,675	4,506	3,095	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49	$1.36
Accumulation unit value at end of period	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	995	1,560	2,260	3,270	4,207	5,203	8,488	13,235	12,095	12,306
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.31	$2.12	$1.55	$1.29	$1.35	$1.16	$0.87	$1.50	$1.42	$1.27
Accumulation unit value at end of period	$2.30	$2.31	$2.12	$1.55	$1.29	$1.35	$1.16	$0.87	$1.50	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	66	71	78	73	183	196	322	236	280	337
Fidelity® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14	$1.08
Accumulation unit value at end of period	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	111	126	172	274	277	297	307	324	356	370
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.94	$1.95	$1.87	$1.66	$1.63	$1.45	$1.03	$1.39	$1.38	$1.26
Accumulation unit value at end of period	$1.84	$1.94	$1.95	$1.87	$1.66	$1.63	$1.45	$1.03	$1.39	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	32	30	75	115	112	121	119	186	268	275
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07	$1.04
Accumulation unit value at end of period	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	676	873	1,187	1,483	1,880	2,375	11,682	8,946	9,111	3,611
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03	$1.83
Accumulation unit value at end of period	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	370	458	612	939	1,297	1,658	4,341	5,011	3,849	3,086
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64	$1.41
Accumulation unit value at end of period	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	94	221	290	355	466	480	518	572	558	841
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.42	$2.13	$2.11	$1.68	$1.81	$1.52	$1.29	$2.28	$2.92	$2.46
Accumulation unit value at end of period	$2.40	$2.42	$2.13	$2.11	$1.68	$1.81	$1.52	$1.29	$2.28	$2.92
Number of accumulation units outstanding at end of period (000 omitted)	87	107	112	197	235	328	359	370	423	464
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64	$1.41
Accumulation unit value at end of period	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	517	738	919	1,250	1,647	1,877	2,165	2,664	3,166	3,383
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78	$1.52
Accumulation unit value at end of period	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	918	1,051	1,218	1,640	1,863	2,360	2,595	2,854	3,403	5,058
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29	$1.11
Accumulation unit value at end of period	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	11	13	13	22	23	21
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (5/1/2002)
Accumulation unit value at beginning of period	$2.34	$2.36	$1.76	$1.51	$1.59	$1.26	$0.99	$1.50	$1.56	$1.35
Accumulation unit value at end of period	$2.14	$2.34	$2.36	$1.76	$1.51	$1.59	$1.26	$0.99	$1.50	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	91	137	188	229	271	446	493	466	502	558

74	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63	$0.59
Accumulation unit value at end of period	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	553	616	715	1,065	1,480	1,935	2,168	2,355	2,757	3,378
FTVIPT Templeton Foreign VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.70	$1.94	$1.60	$1.38	$1.56	$1.46	$1.08	$1.84	$1.62	$1.35
Accumulation unit value at end of period	$1.57	$1.70	$1.94	$1.60	$1.38	$1.56	$1.46	$1.08	$1.84	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	241	243	293	413	437	543	552	616	630	661
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11
Accumulation unit value at end of period	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	348	412	543	709	883	932	7,523	5,803	5,914	3,641
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45	$1.20
Accumulation unit value at end of period	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	53	165	210	224	241	215	211	232	168	19
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93	$2.56
Accumulation unit value at end of period	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93
Number of accumulation units outstanding at end of period (000 omitted)	258	321	434	648	967	1,131	2,893	3,112	3,200	2,732
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03	$0.93
Accumulation unit value at end of period	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	141	177	232	306	629	876	1,023	1,018	1,360	1,467
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	297	341	412	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46	$1.28
Accumulation unit value at end of period	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	875	1,149	1,695	2,833	3,854	4,490	9,591	10,469	9,083	8,762
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	636	762	829	947	1,426	1,688	1,792	2,117	2,483	3,296
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	24	23	26	17	17
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	36	83	87	48	48	33	14	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.13	$1.96	$1.49	$1.32	$1.37	$1.24	$1.01	$1.52	$1.50	$1.31
Accumulation unit value at end of period	$2.03	$2.13	$1.96	$1.49	$1.32	$1.37	$1.24	$1.01	$1.52	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	35	36	71	82	87	119	124	127	161	176
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	168	183	216	291	359	385	15,819	5,951	3,303	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25	$1.14
Accumulation unit value at end of period	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	45	53	84	126	168	188	206	229	285	322
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	125	127	189	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	75

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35	$1.22
Accumulation unit value at end of period	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	468	591	768	914	1,182	1,467	1,562	1,691	1,576	1,684
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	151	189	235	321	409	448	17,145	12,315	8,645	—
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.62	$1.48	$1.14	$0.97	$1.00	$0.92	$0.73	$1.11	$1.02	$0.92
Accumulation unit value at end of period	$1.60	$1.62	$1.48	$1.14	$0.97	$1.00	$0.92	$0.73	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	163	186	241	352	577	723	779	844	928	1,163
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	54	55	79	88	104	111	112
MFS® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28	$1.16
Accumulation unit value at end of period	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	549	606	679	784	866	1,476	1,492	1,568	1,781	1,861
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.40	$2.16	$1.82	$1.63	$1.54	$1.38	$1.05	$1.71	$1.35	$1.05
Accumulation unit value at end of period	$2.02	$2.40	$2.16	$1.82	$1.63	$1.54	$1.38	$1.05	$1.71	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	325	357	408	496	734	905	1,001	1,156	1,331	1,628
MFS® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07	$1.60
Accumulation unit value at end of period	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	25	28	39	40	40	56	56	49	53	71
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	32	82	97	112	134	174	3,671	4,330	1,772	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	5	5	6	8	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.77	$2.17	$2.16	$1.89	$1.81	$1.41	$1.12	$1.82	$2.23	$1.64
Accumulation unit value at end of period	$2.79	$2.77	$2.17	$2.16	$1.89	$1.81	$1.41	$1.12	$1.82	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	7	29	54	58	80	95	126	106	103	109
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15	$1.58
Accumulation unit value at end of period	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	11	29	36	40	53	66	86	120	119	150
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21	$1.14
Accumulation unit value at end of period	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	454	737	1,060	1,489	1,933	2,305	2,318	2,536	2,419	2,780
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66	$1.43
Accumulation unit value at end of period	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	163	205	334	488	627	986	964	930	941	968
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36	$1.28
Accumulation unit value at end of period	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	847	1,072	1,331	1,712	2,236	2,721	14,510	11,434	9,968	5,557
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48	$1.31
Accumulation unit value at end of period	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	152	190	231	265	286	342	389	373	359	380

76	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	116	146	167	213	254	274	8,749	10,160	8,295	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.15
Accumulation unit value at end of period	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	59	58	70	146	164	203	188	228	215	272
Putnam VT Growth and Income Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.24	$1.05	$1.12	$0.99	$0.78	$1.29	$1.39	$1.22
Accumulation unit value at end of period	$1.65	$1.81	$1.65	$1.24	$1.05	$1.12	$0.99	$0.78	$1.29	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	13	13	15	16	18	17	19	21	34	35
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96	$0.76
Accumulation unit value at end of period	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,022	1,079	1,329	1,684	2,058	2,733	2,965	3,093	3,625	4,123
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	325	381	481	605	738	864	—	—	—	—
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.92	$1.69	$1.29	$1.11	$1.15	$1.00	$0.76	$1.26	$1.27	$1.15
Accumulation unit value at end of period	$1.86	$1.92	$1.69	$1.29	$1.11	$1.15	$1.00	$0.76	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	3	3
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45	$1.25
Accumulation unit value at end of period	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	7	17	17	17	18	20	1,199
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,226	1,506	2,138	1,868	2,958	2,845	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,202	14,359	20,789	24,028	29,473	35,540	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	202	238	305	347	383	489	15,152	6,045	5,763	4,338
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,377	3,220	3,359	5,113	4,906	2,696	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,824	12,123	16,964	22,457	20,689	20,921	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.54	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	217	244	308	429	512	577	20,058	11,908	7,074	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	236	265	330	447	565	622	21,293	10,481	6,624	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,030	37,316	34,973	34,689	33,733	30,458	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,399	92,509	113,322	121,846	127,883	131,141	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	77

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,452	15,382	20,106	22,947	26,527	25,767	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,634	34,651	47,799	56,793	66,149	77,624	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,810	5,474	5,773	7,042	7,018	6,557	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,307	16,664	20,838	22,904	25,656	24,507	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57	$1.32
Accumulation unit value at end of period	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	334	441	626	1,053	1,423	1,652	1,946	2,163	2,437	2,461
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09
Accumulation unit value at end of period	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95	$1.44
Accumulation unit value at end of period	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	238	326	434	694	936	968	4,062	4,898	2,928	2,562
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35	$1.27
Accumulation unit value at end of period	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	177	252	357	606	828	999	4,279	3,607	2,886	1,545
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.27	$1.14	$1.08	$0.97	$0.85	$1.22	$1.15	$1.04
Accumulation unit value at end of period	$1.73	$1.74	$1.49	$1.27	$1.14	$1.08	$0.97	$0.85	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	934	1,242	1,350	1,801	2,062	2,713	3,114	3,583	4,442	5,604
Wells Fargo VT International Equity Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.42	$1.27	$1.48	$1.29	$1.13	$1.97	$1.74	$1.44
Accumulation unit value at end of period	$1.57	$1.56	$1.67	$1.42	$1.27	$1.48	$1.29	$1.13	$1.97	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	320	346	516	544	637	927	737	677	731	803
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.80	$1.65	$1.29	$1.09	$1.13	$1.01	$0.88	$1.40	$1.38	$1.18
Accumulation unit value at end of period	$1.76	$1.80	$1.65	$1.29	$1.09	$1.13	$1.01	$0.88	$1.40	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	559	617	741	1,024	1,150	1,287	1,220	1,343	1,658	1,973
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.34	$2.28	$1.66	$1.40	$1.50	$1.27	$0.90	$1.26	$1.14	$1.10
Accumulation unit value at end of period	$2.34	$2.34	$2.28	$1.66	$1.40	$1.50	$1.27	$0.90	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,132	1,278	1,405	1,668	2,282	2,750	649	721	849	880
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.67	$1.53	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.67	$1.53	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	405	435	483	580	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.61	$0.58	$0.61	$0.49	$0.33	$0.56	$0.50	$0.42
Accumulation unit value at end of period	$0.84	$0.88	$0.91	$0.61	$0.58	$0.61	$0.49	$0.33	$0.56	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	750	785	835	1,014	1,510	2,036	1,496	1,594	2,155	2,639
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.25	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.46	$1.42	$1.25	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	325	385	395	451	614	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.

78	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.85	$1.77	$1.66	$1.57	$1.42	$1.41	$1.35	$1.32
Accumulation unit value at end of period	$1.83	$1.85	$1.78	$1.85	$1.77	$1.66	$1.57	$1.42	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	425	450	581	708	1,044	895	711	1,055	916	1,048
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	46	46	62	16	16	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2000)
Accumulation unit value at beginning of period	$0.49	$0.48	$0.40	$0.35	$0.47	$0.40	$0.27	$0.52	$0.44	$0.41
Accumulation unit value at end of period	$0.50	$0.49	$0.48	$0.40	$0.35	$0.47	$0.40	$0.27	$0.52	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	4	7	23	184	191	289	296	388	585	779
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.21	$2.05	$1.55	$1.34	$1.28	$1.16	$0.97	$1.67	$1.62	$1.40
Accumulation unit value at end of period	$2.21	$2.21	$2.05	$1.55	$1.34	$1.28	$1.16	$0.97	$1.67	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	43	44	43	44	145	188	190	221	215	226
AB VPS Intermediate Bond Portfolio (Class B) (5/1/2000)
Accumulation unit value at beginning of period	$1.58	$1.51	$1.57	$1.50	$1.43	$1.34	$1.15	$1.25	$1.21	$1.19
Accumulation unit value at end of period	$1.55	$1.58	$1.51	$1.57	$1.50	$1.43	$1.34	$1.15	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	101	141	153	173	196	189	222	708	752	838
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.06	$0.94	$1.19	$1.16	$0.88	$1.90	$1.83	$1.37
Accumulation unit value at end of period	$1.19	$1.18	$1.29	$1.06	$0.94	$1.19	$1.16	$0.88	$1.90	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	810	1,047	1,363	2,109	2,600	2,633	4,547	5,878	3,900	3,101
AB VPS Large Cap Growth Portfolio (Class B) (5/1/2000)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.67	$0.59	$0.62	$0.57	$0.42	$0.71	$0.64	$0.65
Accumulation unit value at end of period	$1.11	$1.02	$0.91	$0.67	$0.59	$0.62	$0.57	$0.42	$0.71	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	21	22	24	176	177	301	308	322	474	591
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.44	$1.36	$1.24	$1.20	$1.10	$1.14	$1.05	$1.05
Accumulation unit value at end of period	$1.27	$1.32	$1.30	$1.44	$1.36	$1.24	$1.20	$1.10	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,661	2,269	2,628	3,241	4,250	4,292	4,201	6,933	7,515
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.76	$1.46	$1.23	$1.42	$1.27	$0.97	$1.78	$1.53	$1.25
Accumulation unit value at end of period	$1.62	$1.64	$1.76	$1.46	$1.23	$1.42	$1.27	$0.97	$1.78	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.59	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	29	1	1	1	1	1	1	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.17	$1.05	$1.05	$0.92	$0.70	$1.21	$1.02	$1.07
Accumulation unit value at end of period	$1.79	$1.71	$1.58	$1.17	$1.05	$1.05	$0.92	$0.70	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	308	421	651	1,039	1,394	1,715	1,869	1,980	2,078	3,672
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.30	$1.15	$1.16	$1.04	$0.88	$1.23	$1.32	$1.13
Accumulation unit value at end of period	$1.77	$1.88	$1.69	$1.30	$1.15	$1.16	$1.04	$0.88	$1.23	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	8	30	32	50	60	73	80	51	42	30
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.72	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	12	12	12	14	20	20	2	2	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.45	$1.33	$1.12	$0.99	$0.98	$0.89	$0.72	$1.05	$1.05	$0.93
Accumulation unit value at end of period	$1.45	$1.45	$1.33	$1.12	$0.99	$0.98	$0.89	$0.72	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	9	45	50	63	83	635	709	764	787
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.15	$1.01	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71
Accumulation unit value at end of period	$1.14	$1.15	$1.01	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,816	2,229	3,248	4,179	5,573	6,904	7,534	8,098	8,999	9,362

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	79

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.37	$2.19	$1.75	$1.56	$1.67	$1.45	$1.15	$1.97	$1.85	$1.57
Accumulation unit value at end of period	$2.27	$2.37	$2.19	$1.75	$1.56	$1.67	$1.45	$1.15	$1.97	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	700	823	1,137	1,813	2,190	2,635	8,261	7,758	5,845	5,092
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.28	$2.36	$1.99	$2.55	$2.16	$1.26	$2.77	$2.03	$1.54
Accumulation unit value at end of period	$1.97	$2.20	$2.28	$2.36	$1.99	$2.55	$2.16	$1.26	$2.77	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	303	375	484	675	832	1,117	2,136	2,595	1,758	1,815
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.08	$1.10	$1.11	$1.10	$1.07	$1.04
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.10	$1.11	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	924	1,495	1,635	1,955	2,784	2,902	4,792	4,620	2,288	1,592
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.99	$1.95	$1.87	$1.64	$1.58	$1.40	$0.93	$1.26	$1.25	$1.15
Accumulation unit value at end of period	$1.94	$1.99	$1.95	$1.87	$1.64	$1.58	$1.40	$0.93	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	132	199	323	419	491	558	1,023	1,243	1,496	1,611
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	439	651	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.88	$1.84	$1.78	$1.57	$1.50	$1.35	$0.96	$1.20	$1.19	$1.12
Accumulation unit value at end of period	$1.83	$1.88	$1.84	$1.78	$1.57	$1.50	$1.35	$0.96	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	24	33	42	83	121	150	4,434	2,833	2,352	987
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.59	$1.54	$1.60	$1.51	$1.43	$1.34	$1.19	$1.29	$1.25	$1.21
Accumulation unit value at end of period	$1.57	$1.59	$1.54	$1.60	$1.51	$1.43	$1.34	$1.19	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	797	827	1,036	1,652	1,907	2,260	11,383	11,223	11,858	7,847
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.92	$0.93	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	34	57	63	63	64	66	37	37	9	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$0.77	$0.68	$0.53	$0.45	$0.47	$0.41	$0.30	$0.55	$0.55	$0.50
Accumulation unit value at end of period	$0.83	$0.77	$0.68	$0.53	$0.45	$0.47	$0.41	$0.30	$0.55	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	29	43	63	112	161	186	825	2,901	2,181	97
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.99	$1.78	$1.37	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18
Accumulation unit value at end of period	$1.98	$1.99	$1.78	$1.37	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	350	380	466	498	519	596	634	114	63	12
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349	401	112	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	662	577	53	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	884	827	388	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,628	6,564	1,282	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.15	$2.03	$1.57	$1.44	$1.72	$1.38	$0.86	$1.58	$1.41	$1.43
Accumulation unit value at end of period	$2.23	$2.15	$2.03	$1.57	$1.44	$1.72	$1.38	$0.86	$1.58	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	35	48	80	105	130	149	180	240	239	280
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.33	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	—	—	—

80	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.73	$1.44	$1.24	$1.44	$1.28	$1.02	$1.74	$1.57	$1.28
Accumulation unit value at end of period	$1.61	$1.56	$1.73	$1.44	$1.24	$1.44	$1.28	$1.02	$1.74	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.30	$1.11	$1.15	$0.97	$0.78	$1.30	$1.33	$1.13
Accumulation unit value at end of period	$1.81	$1.93	$1.76	$1.30	$1.11	$1.15	$0.97	$0.78	$1.30	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	7	7	14	18	15	18
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.04	$1.96	$1.34	$1.15	$1.28	$1.02	$0.74	$1.23	$1.30	$1.18
Accumulation unit value at end of period	$1.95	$2.04	$1.96	$1.34	$1.15	$1.28	$1.02	$0.74	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	26	27	42	75	93	147	368	451	601	679
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.99	$1.51	$1.38	$1.49	$1.19	$0.97	$1.37	$1.43	$1.21
Accumulation unit value at end of period	$1.86	$2.02	$1.99	$1.51	$1.38	$1.49	$1.19	$0.97	$1.37	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	24	33	33	47	64	86	3,809	2,560	1,805	12
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.23	$1.18	$1.22	$1.22	$1.22	$1.21	$1.16	$1.21	$1.17	$1.14
Accumulation unit value at end of period	$1.23	$1.23	$1.18	$1.22	$1.22	$1.22	$1.21	$1.16	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	633	614	836	940	1,093	1,343	3,154	2,604	3,169	3,280
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	3	28	28	38	38	45	43	14	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.94	$1.46	$1.24	$1.26	$1.01	$0.75	$1.29	$1.29	$1.21
Accumulation unit value at end of period	$2.05	$2.13	$1.94	$1.46	$1.24	$1.26	$1.01	$0.75	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	21	21	22	23	24	24	26	29	24	22
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.87	$1.43	$1.26	$1.39	$1.09	$0.70	$1.21	$1.08	$1.05
Accumulation unit value at end of period	$2.04	$1.96	$1.87	$1.43	$1.26	$1.39	$1.09	$0.70	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	118	178	255	396	491	570	731	926	961	1,370
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69	$0.64
Accumulation unit value at end of period	$1.08	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	11	35	38	40	53	72	76	116	243	363
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.66	$1.39	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05
Accumulation unit value at end of period	$1.69	$1.76	$1.66	$1.39	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	21	21	21	21	21	21
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.92	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.12	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51	$1.26
Accumulation unit value at end of period	$1.15	$1.20	$1.35	$1.12	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	9	25	24	35	32	33	33	30	35	19
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	36	47	48	193	252	282	3,476	2,569	1,806	—
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.43	$1.26	$1.33	$1.15	$0.84	$1.30	$1.21	$1.10
Accumulation unit value at end of period	$1.80	$1.82	$1.68	$1.43	$1.26	$1.33	$1.15	$0.84	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	10	9	9	8	7	75	74
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$2.73	$2.48	$1.92	$1.68	$1.76	$1.52	$1.14	$2.02	$1.75	$1.60
Accumulation unit value at end of period	$2.70	$2.73	$2.48	$1.92	$1.68	$1.76	$1.52	$1.14	$2.02	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	1,004	1,261	1,776	2,839	3,637	4,414	6,146	8,396	8,594	8,681
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.29	$2.10	$1.55	$1.28	$1.34	$1.15	$0.86	$1.49	$1.42	$1.27
Accumulation unit value at end of period	$2.28	$2.29	$2.10	$1.55	$1.28	$1.34	$1.15	$0.86	$1.49	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	24	71	85	136	160	183

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	81

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Growth & Income Portfolio Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.63	$1.50	$1.14	$0.98	$0.98	$0.86	$0.69	$1.20	$1.09	$0.98
Accumulation unit value at end of period	$1.57	$1.63	$1.50	$1.14	$0.98	$0.98	$0.86	$0.69	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	41	42	58	76	123	199	711	728	920	1,003
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.29	$1.11	$1.11	$0.98	$0.79	$1.37	$1.25	$1.12
Accumulation unit value at end of period	$1.77	$1.84	$1.69	$1.29	$1.11	$1.11	$0.98	$0.79	$1.37	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	19	30	31	66	104	158	164
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.70	$1.56	$1.16	$1.03	$1.05	$0.86	$0.68	$1.31	$1.05	$1.00
Accumulation unit value at end of period	$1.79	$1.70	$1.56	$1.16	$1.03	$1.05	$0.86	$0.68	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	60	63	67	94	107	115	152	243	376	414
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.92	$1.94	$1.86	$1.66	$1.62	$1.45	$1.02	$1.39	$1.37	$1.26
Accumulation unit value at end of period	$1.82	$1.92	$1.94	$1.86	$1.66	$1.62	$1.45	$1.02	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	27	30	30	49	68	94	131	211	343	419
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.37	$1.32	$1.25	$1.18	$1.04	$1.09	$1.06	$1.04
Accumulation unit value at end of period	$1.35	$1.38	$1.32	$1.37	$1.32	$1.25	$1.18	$1.04	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	585	720	1,089	1,405	1,678	2,077	6,650	6,072	6,714	3,940
Fidelity® VIP Mid Cap Portfolio Service Class (5/1/2000)
Accumulation unit value at beginning of period	$3.45	$3.30	$2.46	$2.18	$2.48	$1.95	$1.42	$2.38	$2.09	$1.88
Accumulation unit value at end of period	$3.35	$3.45	$3.30	$2.46	$2.18	$2.48	$1.95	$1.42	$2.38	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	18	21	48	215	257	288	378	418	551	655
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.31	$3.17	$2.37	$2.10	$2.39	$1.89	$1.37	$2.30	$2.03	$1.83
Accumulation unit value at end of period	$3.21	$3.31	$3.17	$2.37	$2.10	$2.39	$1.89	$1.37	$2.30	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	303	353	428	614	783	924	2,211	3,076	2,685	2,508
Fidelity® VIP Overseas Portfolio Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.11	$1.22	$0.95	$0.80	$0.98	$0.88	$0.71	$1.28	$1.11	$0.96
Accumulation unit value at end of period	$1.13	$1.11	$1.22	$0.95	$0.80	$0.98	$0.88	$0.71	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	35	35	55	56	58	76	126	143	204	215
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.61	$1.78	$1.39	$1.17	$1.44	$1.29	$1.04	$1.89	$1.64	$1.41
Accumulation unit value at end of period	$1.64	$1.61	$1.78	$1.39	$1.17	$1.44	$1.29	$1.04	$1.89	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	231	341	461	703	934	976	1,399	1,472	1,405	1,396
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.40	$2.12	$2.10	$1.67	$1.80	$1.51	$1.29	$2.27	$2.91	$2.45
Accumulation unit value at end of period	$2.38	$2.40	$2.12	$2.10	$1.67	$1.80	$1.51	$1.29	$2.27	$2.91
Number of accumulation units outstanding at end of period (000 omitted)	96	103	111	137	168	188	320	437	618	601
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.22	$2.16	$1.92	$1.73	$1.72	$1.55	$1.16	$1.67	$1.64	$1.40
Accumulation unit value at end of period	$2.04	$2.22	$2.16	$1.92	$1.73	$1.72	$1.55	$1.16	$1.67	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	672	1,019	1,159	1,417	1,752	2,124	2,648	3,114	4,129	4,204
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.23	$2.11	$1.67	$1.48	$1.52	$1.39	$1.12	$1.81	$1.77	$1.52
Accumulation unit value at end of period	$2.08	$2.23	$2.11	$1.67	$1.48	$1.52	$1.39	$1.12	$1.81	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	959	1,144	1,368	1,767	2,261	2,741	3,891	5,550	8,671	9,715
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.79	$1.40	$1.27	$1.22	$1.02	$0.88	$1.23	$1.28	$1.11
Accumulation unit value at end of period	$1.82	$1.91	$1.79	$1.40	$1.27	$1.22	$1.02	$0.88	$1.23	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	109	75	76	79	95	128	76
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.58	$2.60	$1.94	$1.66	$1.75	$1.39	$1.09	$1.65	$1.72	$1.49
Accumulation unit value at end of period	$2.35	$2.58	$2.60	$1.94	$1.66	$1.75	$1.39	$1.09	$1.65	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	98	125	136	140	167	186	257	371	527	594
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.95	$0.90	$0.66	$0.60	$0.64	$0.51	$0.36	$0.64	$0.58	$0.54
Accumulation unit value at end of period	$0.91	$0.95	$0.90	$0.66	$0.60	$0.64	$0.51	$0.36	$0.64	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	345	396	428	495	679	834	873	1,229	1,684	2,300
FTVIPT Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.73	$1.98	$1.63	$1.40	$1.59	$1.49	$1.10	$1.88	$1.65	$1.38
Accumulation unit value at end of period	$1.59	$1.73	$1.98	$1.63	$1.40	$1.59	$1.49	$1.10	$1.88	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	76	92	124	187	227	259	361	471	644	681

82	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$2.06	$2.06	$1.81	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11
Accumulation unit value at end of period	$1.95	$2.07	$2.06	$2.06	$1.81	$1.86	$1.65	$1.41	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	392	480	659	905	1,138	1,457	4,987	4,772	5,826	4,149
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.59	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.44	$1.20
Accumulation unit value at end of period	$1.40	$1.52	$1.59	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	33	52	55	128	137	188	250	244	368	274
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.69	$4.19	$3.20	$2.75	$2.98	$2.42	$1.84	$2.97	$2.92	$2.55
Accumulation unit value at end of period	$4.20	$4.69	$4.19	$3.20	$2.75	$2.98	$2.42	$1.84	$2.97	$2.92
Number of accumulation units outstanding at end of period (000 omitted)	266	317	441	655	882	1,103	2,008	2,405	2,604	2,667
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.33	$1.19	$0.91	$0.77	$0.81	$0.74	$0.51	$0.88	$0.81	$0.76
Accumulation unit value at end of period	$1.36	$1.33	$1.19	$0.91	$0.77	$0.81	$0.74	$0.51	$0.88	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	33	33	35	42	44	48	87	63	64	60
Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.95	$1.04	$0.85	$0.71	$0.85	$0.78	$0.62	$1.16	$1.09	$0.91
Accumulation unit value at end of period	$0.94	$0.95	$1.04	$0.85	$0.71	$0.85	$0.78	$0.62	$1.16	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	8	12	22	93	91
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.47	$1.29	$0.95	$0.84	$0.82	$0.74	$0.62	$1.00	$1.03	$0.93
Accumulation unit value at end of period	$1.45	$1.47	$1.29	$0.95	$0.84	$0.82	$0.74	$0.62	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	431	476	493	572	632	756	882	1,011	1,408	1,710
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	481	500	567	672	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	40	43	48	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.44	$2.27	$1.70	$1.45	$1.50	$1.32	$1.04	$1.65	$1.71	$1.50
Accumulation unit value at end of period	$2.25	$2.44	$2.27	$1.70	$1.45	$1.50	$1.32	$1.04	$1.65	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,479	2,145	3,411	4,655	5,505	7,578	8,832	8,528	8,457
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	447	527	629	812	1,276	1,417	1,589	1,937	2,548	3,049
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	346	346	346	—	—	—	—	—	11	11
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.87	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	6	6	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.37	$2.19	$1.66	$1.47	$1.53	$1.38	$1.13	$1.70	$1.68	$1.47
Accumulation unit value at end of period	$2.26	$2.37	$2.19	$1.66	$1.47	$1.53	$1.38	$1.13	$1.70	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	25	46	53	49	64	289	209
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	47	70	70	91	105	130	6,050	2,362	1,232	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.71	$1.36	$1.24	$1.35	$1.20	$0.94	$1.34	$1.25	$1.14
Accumulation unit value at end of period	$1.66	$1.76	$1.71	$1.36	$1.24	$1.35	$1.20	$0.94	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	45	71	104	157	226	257	284	327	398	453
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	26	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	83

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	7	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.73	$1.65	$1.26	$1.09	$1.14	$1.08	$0.75	$1.57	$1.58	$1.42
Accumulation unit value at end of period	$1.53	$1.73	$1.65	$1.26	$1.09	$1.14	$1.08	$0.75	$1.57	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	214	322	461	655	1,067	1,225	1,348	1,604	1,440	1,555
Janus Aspen Series Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.07	$0.97	$0.75	$0.65	$0.67	$0.54	$0.38	$0.69	$0.57	$0.51
Accumulation unit value at end of period	$1.10	$1.07	$0.97	$0.75	$0.65	$0.67	$0.54	$0.38	$0.69	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	13	13	61	64	64	142	143	151	187	202
Janus Aspen Series Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.78	$0.72	$0.54	$0.46	$0.51	$0.42	$0.27	$0.49	$0.41	$0.38
Accumulation unit value at end of period	$0.80	$0.78	$0.72	$0.54	$0.46	$0.51	$0.42	$0.27	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	14	15	16	17	18	46	49	57	77	91
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.01	$0.91	$0.71	$0.61	$0.66	$0.58	$0.44	$0.74	$0.65	$0.59
Accumulation unit value at end of period	$1.05	$1.01	$0.91	$0.71	$0.61	$0.66	$0.58	$0.44	$0.74	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	139	166	212	429	614	735	9,654	8,263	5,758	822
Janus Aspen Series Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.19	$1.38	$1.22	$1.10	$1.65	$1.34	$0.76	$1.61	$1.28	$0.88
Accumulation unit value at end of period	$1.07	$1.19	$1.38	$1.22	$1.10	$1.65	$1.34	$0.76	$1.61	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	38	38	65	111	144	182	193	293	440	388
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$2.50	$2.23	$1.66	$1.43	$1.48	$1.32	$1.00	—	—	—
Accumulation unit value at end of period	$2.48	$2.50	$2.23	$1.66	$1.43	$1.48	$1.32	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	75	97	85	95	98	168	—	—	—
Lazard Retirement International Equity Portfolio – Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.22	$1.30	$1.09	$0.91	$1.00	$0.95	$0.80	$1.28	$1.17	$0.97
Accumulation unit value at end of period	$1.23	$1.22	$1.30	$1.09	$0.91	$1.00	$0.95	$0.80	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	16	20	27	30	30	75	73	72	74
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.16	$1.04	$1.03	$0.93	$0.74	$1.16	$1.19	$1.03
Accumulation unit value at end of period	$1.54	$1.66	$1.47	$1.16	$1.04	$1.03	$0.93	$0.74	$1.16	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	1	5	24	49	52	51	56	55	57
LVIP Baron Growth Opportunities Fund – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.89	$2.80	$2.03	$1.74	$1.70	$1.36	$1.00	$1.67	$1.64	$1.44
Accumulation unit value at end of period	$2.71	$2.89	$2.80	$2.03	$1.74	$1.70	$1.36	$1.00	$1.67	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	17	26	35	306	344	389	406
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.13	$0.96	$1.00	$0.91	$0.73	$1.11	$1.02	$0.92
Accumulation unit value at end of period	$1.59	$1.61	$1.47	$1.13	$0.96	$1.00	$0.91	$0.73	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	269	291	296	357	426	538	694	821	940	1,195
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.89	$1.73	$1.34	$1.14	$1.19	$1.09	$0.87	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.86	$1.89	$1.73	$1.34	$1.14	$1.19	$1.09	$0.87	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	40	59	59
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (5/1/2000)
Accumulation unit value at beginning of period	$1.68	$1.84	$1.32	$1.11	$1.25	$0.93	$0.58	$0.97	$0.96	$0.86
Accumulation unit value at end of period	$1.63	$1.68	$1.84	$1.32	$1.11	$1.25	$0.93	$0.58	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	13	13	16	19	34	58	71	74	97	125
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.99	$2.19	$1.57	$1.32	$1.50	$1.12	$0.70	$1.17	$1.16	$1.04
Accumulation unit value at end of period	$1.92	$1.99	$2.19	$1.57	$1.32	$1.50	$1.12	$0.70	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	27	26	33	33	39	39	27	28	36
MFS® Research Series – Initial Class (5/1/2000)
Accumulation unit value at beginning of period	$1.39	$1.28	$0.98	$0.85	$0.87	$0.76	$0.59	$0.94	$0.84	$0.77
Accumulation unit value at end of period	$1.38	$1.39	$1.28	$0.98	$0.85	$0.87	$0.76	$0.59	$0.94	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	6	34	56	57	95	99	105	143	160

84	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.72	$1.62	$1.38	$1.26	$1.26	$1.17	$1.01	$1.32	$1.29	$1.17
Accumulation unit value at end of period	$1.69	$1.72	$1.62	$1.38	$1.26	$1.26	$1.17	$1.01	$1.32	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	301	338	354	479	628	735	806	1,106	1,837	1,838
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.17	$1.95	$1.65	$1.47	$1.40	$1.25	$0.95	$1.55	$1.23	$0.95
Accumulation unit value at end of period	$1.83	$2.17	$1.95	$1.65	$1.47	$1.40	$1.25	$0.95	$1.55	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	206	320	361	356	462	601	896	1,163	1,429	1,801
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.72	$3.36	$2.84	$2.54	$2.42	$2.17	$1.66	$2.70	$2.15	$1.67
Accumulation unit value at end of period	$3.13	$3.72	$3.36	$2.84	$2.54	$2.42	$2.17	$1.66	$2.70	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	26	28	40	48	51	66	73	65	67	54
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	4	7	8	10	13	17	1,256	1,784	683	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	10	10	10	16	16	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.39	$2.65	$2.64	$2.31	$2.22	$1.73	$1.37	$2.24	$2.74	$2.01
Accumulation unit value at end of period	$3.41	$3.39	$2.65	$2.64	$2.31	$2.22	$1.73	$1.37	$2.24	$2.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	41	41	41	49	57	66	43	49
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.61	$2.05	$2.04	$1.80	$1.72	$1.35	$1.07	$1.75	$2.15	$1.58
Accumulation unit value at end of period	$2.62	$2.61	$2.05	$2.04	$1.80	$1.72	$1.35	$1.07	$1.75	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	40	52	94	158	153	167	239	291	308	212
Oppenheimer Capital Appreciation Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.43	$1.27	$1.31	$1.22	$0.86	$1.61	$1.43	$1.35
Accumulation unit value at end of period	$2.10	$2.07	$1.82	$1.43	$1.27	$1.31	$1.22	$0.86	$1.61	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	469	577	830	1,165	1,433	1,783	1,816	2,122	2,102	2,445
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.14	$2.13	$1.71	$1.43	$1.59	$1.39	$1.01	$1.73	$1.65	$1.43
Accumulation unit value at end of period	$2.19	$2.14	$2.13	$1.71	$1.43	$1.59	$1.39	$1.01	$1.73	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	129	171	191	254	411	599	736	947	1,359	1,356
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.78	$1.76	$1.79	$1.61	$1.62	$1.44	$1.23	$1.46	$1.35	$1.28
Accumulation unit value at end of period	$1.71	$1.78	$1.76	$1.79	$1.61	$1.62	$1.44	$1.23	$1.46	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	653	872	1,108	1,378	1,900	2,281	7,979	7,051	7,734	5,050
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/31/2002)
Accumulation unit value at beginning of period	$3.19	$2.90	$2.10	$1.81	$1.88	$1.55	$1.15	$1.88	$1.94	$1.72
Accumulation unit value at end of period	$2.95	$3.19	$2.90	$2.10	$1.81	$1.88	$1.55	$1.15	$1.88	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	12	12	15	25	50	104	113	127	165	175
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.13	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	48	54	71	88	135	191	3,480	4,862	3,846	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.40	$1.91	$1.37	$1.13	$1.17	$1.15	$0.93	$1.14	$1.16	$1.15
Accumulation unit value at end of period	$2.55	$2.40	$1.91	$1.37	$1.13	$1.17	$1.15	$0.93	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	54	59	121	138	162	167	186	236	215	257
Putnam VT Growth and Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.72	$1.57	$1.18	$1.00	$1.07	$0.95	$0.74	$1.23	$1.32	$1.16
Accumulation unit value at end of period	$1.56	$1.72	$1.57	$1.18	$1.00	$1.07	$0.95	$0.74	$1.23	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	34	41	53	58	71	95	91
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.66	$1.59	$1.58	$1.45	$1.40	$1.29	$0.90	$1.19	$1.15	$1.12
Accumulation unit value at end of period	$1.61	$1.66	$1.59	$1.58	$1.45	$1.40	$1.29	$0.90	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	26	16	16	16	16	15	27	26	25
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.74	$0.62	$0.75	$0.69	$0.57	$1.02	$0.96	$0.76
Accumulation unit value at end of period	$0.85	$0.86	$0.93	$0.74	$0.62	$0.75	$0.69	$0.57	$1.02	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	369	474	552	638	791	966	1,115	1,501	2,217	2,623

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	85

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.21	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.82	$1.63	$1.21	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	440	479	492	533	572	622	—	—	—	—
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.91	$1.69	$1.28	$1.10	$1.14	$1.00	$0.76	$1.25	$1.27	$1.15
Accumulation unit value at end of period	$1.85	$1.91	$1.69	$1.28	$1.10	$1.14	$1.00	$0.76	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	6	6	6	6	6	6
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.30	$1.12	$1.19	$0.96	$0.74	$1.24	$1.44	$1.25
Accumulation unit value at end of period	$1.71	$1.82	$1.78	$1.30	$1.12	$1.19	$0.96	$0.74	$1.24	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	5	6	9	9	56	56	60	64	74	579
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (5/1/2000)
Accumulation unit value at beginning of period	$3.17	$3.34	$2.80	$2.64	$3.05	$2.39	$1.53	$2.74	$2.68	$2.24
Accumulation unit value at end of period	$2.74	$3.17	$3.34	$2.80	$2.64	$3.05	$2.39	$1.53	$2.74	$2.68
Number of accumulation units outstanding at end of period (000 omitted)	17	18	28	30	64	90	167	283	290	295
Royce Capital Fund – Small-Cap Portfolio, Investment Class (5/1/2000)
Accumulation unit value at beginning of period	$3.79	$3.73	$2.81	$2.54	$2.66	$2.24	$1.68	$2.35	$2.43	$2.14
Accumulation unit value at end of period	$3.30	$3.79	$3.73	$2.81	$2.54	$2.66	$2.24	$1.68	$2.35	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	12	13	24	45	75	99	130	120	134	150
Third Avenue Value Portfolio (5/1/2000)
Accumulation unit value at beginning of period	$2.66	$2.58	$2.20	$1.76	$2.27	$2.02	$1.41	$2.54	$2.71	$2.37
Accumulation unit value at end of period	$2.38	$2.66	$2.58	$2.20	$1.76	$2.27	$2.02	$1.41	$2.54	$2.71
Number of accumulation units outstanding at end of period (000 omitted)	12	12	22	34	48	58	114	127	187	205
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.48	$1.42	$1.19	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	109	730	735	629	633	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,581	1,669	2,928	4,141	4,865	5,346	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63	95	119	219	301	395	8,017	4,634	4,805	3,021
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,575	1,648	1,479	1,793	1,665	727	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,547	3,568	5,301	6,667	8,597	10,042	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.54	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	48	65	66	92	134	183	7,483	5,167	3,011	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	20	40	41	69	90	128	7,705	4,217	2,528	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.33	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,992	2,645	2,643	2,686	2,769	2,491	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,221	22,017	30,673	40,161	50,020	60,332	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	352	959	487	995	588	—	—	—	—

86	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,045	6,337	10,099	13,410	19,570	22,516	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	906	847	754	776	422	450	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,272	6,187	9,121	11,206	13,114	14,826	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.29	$2.28	$1.71	$1.53	$1.63	$1.33	$0.99	$1.47	$1.56	$1.32
Accumulation unit value at end of period	$2.04	$2.29	$2.28	$1.71	$1.53	$1.63	$1.33	$0.99	$1.47	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	426	511	682	1,071	1,352	1,583	2,337	2,730	2,965	2,526
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.86	$1.39	$1.20	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09
Accumulation unit value at end of period	$2.02	$2.05	$1.86	$1.39	$1.20	$1.31	$1.09	$0.81	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (5/1/2000)
Accumulation unit value at beginning of period	$1.81	$1.92	$1.59	$1.33	$1.58	$1.29	$0.87	$1.63	$1.42	$1.05
Accumulation unit value at end of period	$1.78	$1.81	$1.92	$1.59	$1.33	$1.58	$1.29	$0.87	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	294	377	547	778	1,032	1,138	2,663	3,854	2,616	2,570
Wanger USA (5/1/2000)
Accumulation unit value at beginning of period	$2.87	$2.78	$2.11	$1.79	$1.88	$1.55	$1.10	$1.86	$1.79	$1.68
Accumulation unit value at end of period	$2.81	$2.87	$2.78	$2.11	$1.79	$1.88	$1.55	$1.10	$1.86	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	175	243	345	574	757	924	2,016	2,159	1,972	1,471
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.73	$1.48	$1.26	$1.13	$1.08	$0.97	$0.85	$1.22	$1.15	$1.04
Accumulation unit value at end of period	$1.72	$1.73	$1.48	$1.26	$1.13	$1.08	$0.97	$0.85	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	786	905	940	1,115	1,412	1,829	2,302	3,123	4,566	5,992
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.73	$1.86	$1.58	$1.41	$1.65	$1.43	$1.26	$2.19	$1.94	$1.60
Accumulation unit value at end of period	$1.74	$1.73	$1.86	$1.58	$1.41	$1.65	$1.43	$1.26	$2.19	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	237	316	352	529	620	690	848	816	948	1,014
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.78	$1.64	$1.28	$1.09	$1.13	$1.00	$0.87	$1.39	$1.38	$1.18
Accumulation unit value at end of period	$1.75	$1.78	$1.64	$1.28	$1.09	$1.13	$1.00	$0.87	$1.39	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	479	624	690	784	891	1,097	1,512	1,227	1,702	2,527
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$3.02	$2.95	$2.14	$1.81	$1.94	$1.65	$1.17	$1.63	$1.48	$1.42
Accumulation unit value at end of period	$3.02	$3.02	$2.95	$2.14	$1.81	$1.94	$1.65	$1.17	$1.63	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	658	818	974	1,328	1,698	2,038	1,106	1,350	1,765	1,849
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.67	$1.53	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.67	$1.53	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	398	438	522	586	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.61	$0.57	$0.61	$0.49	$0.32	$0.56	$0.50	$0.41
Accumulation unit value at end of period	$0.83	$0.87	$0.90	$0.61	$0.57	$0.61	$0.49	$0.32	$0.56	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	362	625	718	1,107	1,940	2,262	1,494	1,742	2,318	2,796
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.25	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.45	$1.41	$1.25	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	141	204	239	278	309	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.83	$1.76	$1.83	$1.75	$1.64	$1.56	$1.41	$1.40	$1.34	$1.31
Accumulation unit value at end of period	$1.81	$1.83	$1.76	$1.83	$1.75	$1.64	$1.56	$1.41	$1.40	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	614	793	998	1,205	1,453	1,866	2,049	2,230	3,379	2,039
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	87

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.17	$1.04	$1.09	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.33	$1.17	$1.04	$1.09	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	9	10	22	31	53	87	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$1.79	$1.74	$1.43	$1.29	$1.71	$1.46	$0.97	$1.87	$1.59	$1.49
Accumulation unit value at end of period	$1.81	$1.79	$1.74	$1.43	$1.29	$1.71	$1.46	$0.97	$1.87	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	77	79	104	104	180	177	185	212	213	220
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.35	$2.18	$1.65	$1.43	$1.36	$1.23	$1.04	$1.78	$1.72	$1.49
Accumulation unit value at end of period	$2.34	$2.35	$2.18	$1.65	$1.43	$1.36	$1.23	$1.04	$1.78	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	98	125	136	130	170	197	234	396	528	534
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.06	$0.94	$1.19	$1.16	$0.87	$1.90	$1.83	$1.37
Accumulation unit value at end of period	$1.19	$1.18	$1.28	$1.06	$0.94	$1.19	$1.16	$0.87	$1.90	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	375	466	593	845	985	1,098	2,362	3,024	1,964	1,349
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.34	$2.09	$1.55	$1.35	$1.42	$1.31	$0.97	$1.64	$1.47	$1.50
Accumulation unit value at end of period	$2.56	$2.34	$2.09	$1.55	$1.35	$1.42	$1.31	$0.97	$1.64	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	63	68	70	74	96	99	254	246	260	271
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.44	$1.36	$1.24	$1.19	$1.10	$1.14	$1.05	$1.05
Accumulation unit value at end of period	$1.26	$1.32	$1.30	$1.44	$1.36	$1.24	$1.19	$1.10	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	659	765	1,031	1,063	1,273	1,802	1,933	1,844	2,910	3,238
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.75	$1.46	$1.22	$1.41	$1.27	$0.96	$1.78	$1.53	$1.25
Accumulation unit value at end of period	$1.61	$1.63	$1.75	$1.46	$1.22	$1.41	$1.27	$0.96	$1.78	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.58	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.17	$1.04	$1.05	$0.92	$0.69	$1.21	$1.02	$1.07
Accumulation unit value at end of period	$1.78	$1.70	$1.57	$1.17	$1.04	$1.05	$0.92	$0.69	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	102	136	231	327	443	578	651	646	658	1,499
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.68	$1.30	$1.15	$1.16	$1.04	$0.88	$1.22	$1.31	$1.13
Accumulation unit value at end of period	$1.77	$1.87	$1.68	$1.30	$1.15	$1.16	$1.04	$0.88	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	18	19	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.18	$1.06	$1.02	$0.88	$0.72	$1.27	$1.25	$1.10
Accumulation unit value at end of period	$1.75	$1.77	$1.56	$1.18	$1.06	$1.02	$0.88	$0.72	$1.27	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	468	559	743	1,004	1,308	1,843	2,052	2,152	2,207	2,461
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.84	$2.62	$2.10	$1.87	$2.00	$1.74	$1.39	$2.36	$2.22	$1.88
Accumulation unit value at end of period	$2.71	$2.84	$2.62	$2.10	$1.87	$2.00	$1.74	$1.39	$2.36	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	222	269	414	581	733	944	3,871	3,515	2,516	1,840
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.27	$2.35	$1.98	$2.55	$2.16	$1.26	$2.76	$2.03	$1.54
Accumulation unit value at end of period	$1.96	$2.19	$2.27	$2.35	$1.98	$2.55	$2.16	$1.26	$2.76	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	130	145	193	223	287	312	959	1,340	879	816
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,399	2,454	2,642	2,899	3,507	4,248	4,950	4,388	4,213	3,193
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.88	$1.80	$1.58	$1.52	$1.36	$0.89	$1.21	$1.21	$1.11
Accumulation unit value at end of period	$1.87	$1.92	$1.88	$1.80	$1.58	$1.52	$1.36	$0.89	$1.21	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	26	41	57	76	93	137	416	453	514	456

88	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	195	255	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.87	$1.83	$1.77	$1.57	$1.50	$1.34	$0.96	$1.20	$1.19	$1.12
Accumulation unit value at end of period	$1.82	$1.87	$1.83	$1.77	$1.57	$1.50	$1.34	$0.96	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	25	33	40	48	54	82	2,633	1,616	1,408	549
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.40	$1.32	$1.25	$1.18	$1.04	$1.13	$1.09	$1.06
Accumulation unit value at end of period	$1.37	$1.39	$1.34	$1.40	$1.32	$1.25	$1.18	$1.04	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	289	382	489	566	648	906	6,388	6,055	5,832	3,371
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.14	$1.91	$1.49	$1.26	$1.32	$1.14	$0.85	$1.55	$1.52	$1.39
Accumulation unit value at end of period	$2.30	$2.14	$1.91	$1.49	$1.26	$1.32	$1.14	$0.85	$1.55	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	7	9	10	14	18	32	104	679	556	26
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.41	$2.16	$1.67	$1.46	$1.46	$1.30	$1.04	$1.69	$1.63	$1.44
Accumulation unit value at end of period	$2.39	$2.41	$2.16	$1.67	$1.46	$1.46	$1.30	$1.04	$1.69	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	205	226	259	268	391	500	420	387	565	658
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	303	156	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,731	3,265	2,140	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,398	3,441	791	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.19	$2.08	$1.61	$1.47	$1.76	$1.41	$0.88	$1.62	$1.44	$1.47
Accumulation unit value at end of period	$2.28	$2.19	$2.08	$1.61	$1.47	$1.76	$1.41	$0.88	$1.62	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	31	40	45	62	99	120	140	149	141	159
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.33	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.72	$1.43	$1.24	$1.43	$1.28	$1.02	$1.74	$1.56	$1.28
Accumulation unit value at end of period	$1.60	$1.55	$1.72	$1.43	$1.24	$1.43	$1.28	$1.02	$1.74	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.29	$1.11	$1.14	$0.96	$0.78	$1.30	$1.33	$1.13
Accumulation unit value at end of period	$1.80	$1.92	$1.75	$1.29	$1.11	$1.14	$0.96	$0.78	$1.30	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	7	7	13	13	14	14	15	15	15	15
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.98	$1.50	$1.37	$1.48	$1.19	$0.97	$1.37	$1.43	$1.21
Accumulation unit value at end of period	$1.85	$2.01	$1.98	$1.50	$1.37	$1.48	$1.19	$0.97	$1.37	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	23	28	33	40	44	64	2,489	1,523	1,104	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.06	$1.06	$1.06	$1.05	$1.01	$1.05	$1.01	$0.99
Accumulation unit value at end of period	$1.06	$1.07	$1.02	$1.06	$1.06	$1.06	$1.05	$1.01	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	199	229	426	520	536	816	1,906	1,317	1,896	1,370

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	89

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	10	10	10	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.93	$1.45	$1.24	$1.25	$1.00	$0.75	$1.28	$1.29	$1.21
Accumulation unit value at end of period	$2.04	$2.12	$1.93	$1.45	$1.24	$1.25	$1.00	$0.75	$1.28	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.86	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.08	$1.05
Accumulation unit value at end of period	$2.03	$1.95	$1.86	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	46	61	91	133	178	222	291	352	359	641
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.65	$1.39	$1.28	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05
Accumulation unit value at end of period	$1.68	$1.75	$1.65	$1.39	$1.28	$1.20	$1.06	$0.88	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.92	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.11	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51	$1.26
Accumulation unit value at end of period	$1.14	$1.20	$1.35	$1.11	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.13	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	14	19	29	36	59	77	1,968	1,437	1,011	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.88	$2.62	$2.03	$1.78	$1.86	$1.61	$1.21	$2.15	$1.86	$1.69
Accumulation unit value at end of period	$2.85	$2.88	$2.62	$2.03	$1.78	$1.86	$1.61	$1.21	$2.15	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	626	749	1,000	1,307	1,754	2,269	3,503	4,942	5,485	5,340
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.39	$2.19	$1.64	$1.45	$1.48	$1.21	$0.96	$1.85	$1.48	$1.41
Accumulation unit value at end of period	$2.52	$2.39	$2.19	$1.64	$1.45	$1.48	$1.21	$0.96	$1.85	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	23	28	30	49	79	80	80	149	216	204
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.37	$1.31	$1.25	$1.18	$1.04	$1.09	$1.06	$1.04
Accumulation unit value at end of period	$1.34	$1.37	$1.32	$1.37	$1.31	$1.25	$1.18	$1.04	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	233	280	392	522	606	813	3,324	2,970	3,093	1,151
Fidelity® VIP Mid Cap Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.57	$3.42	$2.55	$2.26	$2.58	$2.04	$1.48	$2.49	$2.19	$1.98
Accumulation unit value at end of period	$3.46	$3.57	$3.42	$2.55	$2.26	$2.58	$2.04	$1.48	$2.49	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	154	202	268	386	545	667	1,469	1,963	1,807	1,634
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.17	$2.40	$1.87	$1.58	$1.94	$1.75	$1.41	$2.55	$2.21	$1.91
Accumulation unit value at end of period	$2.20	$2.17	$2.40	$1.87	$1.58	$1.94	$1.75	$1.41	$2.55	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	134	161	193	262	360	396	621	706	741	657
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.97	$1.74	$1.73	$1.38	$1.48	$1.25	$1.06	$1.87	$2.40	$2.02
Accumulation unit value at end of period	$1.95	$1.97	$1.74	$1.73	$1.38	$1.48	$1.25	$1.06	$1.87	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	16	21	20	69	136	185	47
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.72	$1.53	$1.38	$1.37	$1.24	$0.93	$1.34	$1.31	$1.12
Accumulation unit value at end of period	$1.62	$1.77	$1.72	$1.53	$1.38	$1.37	$1.24	$0.93	$1.34	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3	51	62	129	155	130	118	81	183	177
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.21	$2.10	$1.66	$1.48	$1.51	$1.38	$1.11	$1.80	$1.77	$1.52
Accumulation unit value at end of period	$2.07	$2.21	$2.10	$1.66	$1.48	$1.51	$1.38	$1.11	$1.80	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	662	722	865	1,002	1,129	1,540	2,039	2,708	4,249	4,678
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.78	$1.39	$1.26	$1.21	$1.02	$0.88	$1.23	$1.28	$1.11
Accumulation unit value at end of period	$1.81	$1.90	$1.78	$1.39	$1.26	$1.21	$1.02	$0.88	$1.23	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

90	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.08	$3.11	$2.32	$1.99	$2.10	$1.66	$1.31	$1.98	$2.06	$1.79
Accumulation unit value at end of period	$2.81	$3.08	$3.11	$2.32	$1.99	$2.10	$1.66	$1.31	$1.98	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	168	176	207	217	223	259	298	327	388	415
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.71	$2.56	$1.88	$1.72	$1.84	$1.46	$1.03	$1.83	$1.67	$1.56
Accumulation unit value at end of period	$2.59	$2.71	$2.56	$1.88	$1.72	$1.84	$1.46	$1.03	$1.83	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	35	36	56	57	97	119	108	170	289	304
FTVIPT Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.11	$2.42	$2.00	$1.71	$1.95	$1.83	$1.35	$2.30	$2.03	$1.70
Accumulation unit value at end of period	$1.95	$2.11	$2.42	$2.00	$1.71	$1.95	$1.83	$1.35	$2.30	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	105	123	188	230	281	330	321	465	554	551
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$2.05	$2.05	$1.81	$1.85	$1.64	$1.41	$1.34	$1.23	$1.11
Accumulation unit value at end of period	$1.94	$2.05	$2.05	$2.05	$1.81	$1.85	$1.64	$1.41	$1.34	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	203	254	334	427	538	772	2,669	2,507	3,063	1,940
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.58	$1.23	$1.03	$1.13	$1.07	$0.83	$1.45	$1.44	$1.20
Accumulation unit value at end of period	$1.40	$1.52	$1.58	$1.23	$1.03	$1.13	$1.07	$0.83	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	3	3	13	25	26	27	27	27	26	24
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.17	$1.66	$1.42	$1.55	$1.26	$0.96	$1.55	$1.52	$1.33
Accumulation unit value at end of period	$2.18	$2.43	$2.17	$1.66	$1.42	$1.55	$1.26	$0.96	$1.55	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	140	167	244	368	487	617	1,575	1,810	1,826	1,418
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.36	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	16	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.51	$2.33	$1.75	$1.49	$1.55	$1.36	$1.08	$1.70	$1.77	$1.55
Accumulation unit value at end of period	$2.32	$2.51	$2.33	$1.75	$1.49	$1.55	$1.36	$1.08	$1.70	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	525	622	872	1,278	1,697	2,199	3,548	4,208	3,992	3,854
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	15	15	—	3	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.87	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.51	$2.32	$1.76	$1.56	$1.63	$1.47	$1.20	$1.80	$1.79	$1.57
Accumulation unit value at end of period	$2.39	$2.51	$2.32	$1.76	$1.56	$1.63	$1.47	$1.20	$1.80	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	27	27	38	68	91	107	117	158	245	226
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	29	39	47	58	59	75	3,814	1,390	784	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.35	$1.24	$1.35	$1.20	$0.94	$1.34	$1.24	$1.14
Accumulation unit value at end of period	$1.65	$1.75	$1.71	$1.35	$1.24	$1.35	$1.20	$0.94	$1.34	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	23	26	39	54	74	88	99	106	129	169
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	16	19	14	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.86	$1.78	$1.36	$1.17	$1.23	$1.17	$0.80	$1.70	$1.70	$1.53
Accumulation unit value at end of period	$1.64	$1.86	$1.78	$1.36	$1.17	$1.23	$1.17	$0.80	$1.70	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	206	253	372	482	658	766	843	1,011	1,055	1,134

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	91

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.50	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	22	33	42	55	61	94	4,026	3,261	2,250	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.75	$3.02	$2.17	$1.82	$2.07	$1.55	$0.96	$1.62	$1.61	$1.45
Accumulation unit value at end of period	$2.65	$2.75	$3.02	$2.17	$1.82	$2.07	$1.55	$0.96	$1.62	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	7	8	15	39	69	72	72	58	78	78
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29
Accumulation unit value at end of period	$1.85	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	568	722	696	874	986	1,298	1,781	2,179	3,481	3,622
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.35	$3.93	$3.32	$2.98	$2.84	$2.54	$1.94	$3.17	$2.53	$1.96
Accumulation unit value at end of period	$3.65	$4.35	$3.93	$3.32	$2.98	$2.84	$2.54	$1.94	$3.17	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	38	37	51	67	104	166	99
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	8	11	13	13	14	22	856	1,093	450	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.69	$2.89	$2.87	$2.52	$2.41	$1.89	$1.49	$2.44	$2.99	$2.20
Accumulation unit value at end of period	$3.71	$3.69	$2.89	$2.87	$2.52	$2.41	$1.89	$1.49	$2.44	$2.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	16	27	33	48	45
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.04	$2.04	$1.79	$1.72	$1.35	$1.07	$1.75	$2.14	$1.58
Accumulation unit value at end of period	$2.61	$2.60	$2.04	$2.04	$1.79	$1.72	$1.35	$1.07	$1.75	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	24	27	38	46	58	74	110	127	129	89
Oppenheimer Capital Appreciation Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.16	$1.91	$1.50	$1.34	$1.38	$1.28	$0.90	$1.69	$1.50	$1.42
Accumulation unit value at end of period	$2.20	$2.16	$1.91	$1.50	$1.34	$1.38	$1.28	$0.90	$1.69	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	286	363	544	740	920	1,144	1,106	1,311	1,307	1,484
Oppenheimer Global Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.87	$2.85	$2.28	$1.92	$2.13	$1.87	$1.36	$2.32	$2.22	$1.92
Accumulation unit value at end of period	$2.93	$2.87	$2.85	$2.28	$1.92	$2.13	$1.87	$1.36	$2.32	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	53	54	62	75	115	125	159	260	302	307
Oppenheimer Global Strategic Income Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.72	$1.54	$1.56	$1.38	$1.18	$1.40	$1.30	$1.23
Accumulation unit value at end of period	$1.63	$1.70	$1.69	$1.72	$1.54	$1.56	$1.38	$1.18	$1.40	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	631	730	1,004	1,213	1,391	2,225	6,038	5,900	7,130	5,107
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.38	$3.08	$2.22	$1.92	$2.00	$1.65	$1.22	$2.00	$2.06	$1.83
Accumulation unit value at end of period	$3.13	$3.38	$3.08	$2.22	$1.92	$2.00	$1.65	$1.22	$2.00	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	45	49	58	59	117	136	197	263	300	301
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.13	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	19	24	33	40	53	98	2,141	2,849	2,327	—
Putnam VT Global Health Care Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.90	$2.31	$1.66	$1.38	$1.41	$1.40	$1.13	$1.38	$1.41	$1.40
Accumulation unit value at end of period	$3.08	$2.90	$2.31	$1.66	$1.38	$1.41	$1.40	$1.13	$1.38	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	13	16	18	19	20	27	37	114	141	132
Putnam VT Growth and Income Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.15	$1.97	$1.48	$1.26	$1.34	$1.19	$0.93	$1.54	$1.67	$1.46
Accumulation unit value at end of period	$1.96	$2.15	$1.97	$1.48	$1.26	$1.34	$1.19	$0.93	$1.54	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	56	59	78	69	82	82	84	85	85	100

92	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT International Equity Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.90	$2.08	$1.65	$1.37	$1.68	$1.55	$1.26	$2.28	$2.14	$1.70
Accumulation unit value at end of period	$1.88	$1.90	$2.08	$1.65	$1.37	$1.68	$1.55	$1.26	$2.28	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	120	129	154	174	213	252	352	387	409	434
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.82	$1.63	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	—	—	—	—
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.28	$2.02	$1.54	$1.32	$1.37	$1.20	$0.91	$1.51	$1.52	$1.39
Accumulation unit value at end of period	$2.21	$2.28	$2.02	$1.54	$1.32	$1.37	$1.20	$0.91	$1.51	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	8	8	7
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.77	$1.29	$1.11	$1.19	$0.96	$0.74	$1.24	$1.44	$1.25
Accumulation unit value at end of period	$1.70	$1.81	$1.77	$1.29	$1.11	$1.19	$0.96	$0.74	$1.24	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	7	9	10	11	12	13	16	17	17	252
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	589	600	842	1,236	1,231	1,266	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,276	3,307	3,727	5,068	5,664	5,833	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	48	72	92	106	132	197	4,718	2,607	2,852	1,533
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,695	2,672	2,949	3,017	2,957	2,428	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.13	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,691	2,273	2,629	2,486	3,291	4,049	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.53	$1.52	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	32	46	56	72	65	102	4,718	3,133	1,907	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.21	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	15	28	41	57	60	84	4,994	2,478	1,535	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,020	25,187	25,933	27,016	27,920	24,757	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,468	24,436	30,052	34,020	38,730	43,542	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.41	$1.36	$1.19	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,611	14,425	15,242	16,604	16,916	16,512	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,821	9,976	13,079	17,506	21,491	22,169	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.14	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.14	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,367	3,288	3,797	4,130	4,366	3,852	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	93

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,472	3,712	5,838	7,500	8,658	8,344	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.97	$2.96	$2.23	$1.99	$2.12	$1.73	$1.29	$1.91	$2.04	$1.72
Accumulation unit value at end of period	$2.65	$2.97	$2.96	$2.23	$1.99	$2.12	$1.73	$1.29	$1.91	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	166	188	248	365	463	603	946	1,111	1,168	944
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.85	$1.38	$1.20	$1.30	$1.09	$0.81	$1.29	$1.24	$1.09
Accumulation unit value at end of period	$2.01	$2.04	$1.85	$1.38	$1.20	$1.30	$1.09	$0.81	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6	9	9	9	6	6	11	11	15	15
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.47	$2.62	$2.18	$1.82	$2.16	$1.76	$1.19	$2.23	$1.94	$1.44
Accumulation unit value at end of period	$2.43	$2.47	$2.62	$2.18	$1.82	$2.16	$1.76	$1.19	$2.23	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	72	89	124	172	221	255	972	1,290	726	601
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$2.08	$1.58	$1.34	$1.41	$1.16	$0.83	$1.39	$1.34	$1.27
Accumulation unit value at end of period	$2.10	$2.15	$2.08	$1.58	$1.34	$1.41	$1.16	$0.83	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	104	131	182	277	356	475	1,369	1,352	1,212	727
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.59	$1.35	$1.21	$1.16	$1.04	$0.91	$1.31	$1.23	$1.12
Accumulation unit value at end of period	$1.84	$1.85	$1.59	$1.35	$1.21	$1.16	$1.04	$0.91	$1.31	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.93	$2.07	$1.76	$1.58	$1.84	$1.60	$1.41	$2.45	$2.17	$1.79
Accumulation unit value at end of period	$1.94	$1.93	$2.07	$1.76	$1.58	$1.84	$1.60	$1.41	$2.45	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	103	119	177	221	290	347	515	562	707	749
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.21	$1.03	$1.07	$0.95	$0.83	$1.32	$1.31	$1.12
Accumulation unit value at end of period	$1.65	$1.69	$1.55	$1.21	$1.03	$1.07	$0.95	$0.83	$1.32	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	16	18	20	22	24	37	470	28	28	27
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.19	$3.12	$2.26	$1.91	$2.05	$1.74	$1.23	$1.73	$1.57	$1.51
Accumulation unit value at end of period	$3.18	$3.19	$3.12	$2.26	$1.91	$2.05	$1.74	$1.23	$1.73	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	217	273	326	426	571	747	903	1,054	1,262	1,332
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.66	$1.53	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	254	311	369	465	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.40	$1.62	$1.53	$1.63	$1.30	$0.87	$1.50	$1.34	$1.11
Accumulation unit value at end of period	$2.22	$2.32	$2.40	$1.62	$1.53	$1.63	$1.30	$0.87	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	82	113	135	197	298	368	4	4	5	5
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.25	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.45	$1.41	$1.25	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	110	123	185	223	281	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.45	$1.38	$1.30	$1.23	$1.12	$1.11	$1.06	$1.04
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.45	$1.38	$1.30	$1.23	$1.12	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	479	584	749	766	925	1,288	1,604	1,580	2,364	639
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	12	13	13	—	—

94	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (2/11/2000)
Accumulation unit value at beginning of period	$0.52	$0.51	$0.42	$0.38	$0.50	$0.43	$0.28	$0.55	$0.47	$0.44
Accumulation unit value at end of period	$0.53	$0.52	$0.51	$0.42	$0.38	$0.50	$0.43	$0.28	$0.55	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	315	383	446	705	994	1,156	1,328	1,522	1,834	2,665
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.18	$2.03	$1.53	$1.33	$1.27	$1.15	$0.97	$1.66	$1.61	$1.40
Accumulation unit value at end of period	$2.18	$2.18	$2.03	$1.53	$1.33	$1.27	$1.15	$0.97	$1.66	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	69	72	69	202	236	252	229	229	229	227
AB VPS Intermediate Bond Portfolio (Class B) (2/11/2000)
Accumulation unit value at beginning of period	$1.68	$1.61	$1.67	$1.61	$1.54	$1.43	$1.23	$1.34	$1.30	$1.28
Accumulation unit value at end of period	$1.65	$1.68	$1.61	$1.67	$1.61	$1.54	$1.43	$1.23	$1.34	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	101	105	166	358	381	762	992	1,228	846	862
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.27	$1.05	$0.94	$1.18	$1.15	$0.87	$1.90	$1.82	$1.37
Accumulation unit value at end of period	$1.18	$1.17	$1.27	$1.05	$0.94	$1.18	$1.15	$0.87	$1.90	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	693	892	1,408	1,825	1,892	1,759	2,470	3,015	2,174	2,166
AB VPS Large Cap Growth Portfolio (Class B) (2/11/2000)
Accumulation unit value at beginning of period	$1.08	$0.97	$0.72	$0.63	$0.66	$0.61	$0.45	$0.76	$0.68	$0.70
Accumulation unit value at end of period	$1.18	$1.08	$0.97	$0.72	$0.63	$0.66	$0.61	$0.45	$0.76	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	425	476	798	835	1,033	1,121	1,364	1,741	2,262	3,220
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.29	$1.43	$1.35	$1.23	$1.19	$1.10	$1.13	$1.05	$1.05
Accumulation unit value at end of period	$1.26	$1.31	$1.29	$1.43	$1.35	$1.23	$1.19	$1.10	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	809	936	1,513	1,762	1,633	1,955	1,983	1,853	2,871	2,934
American Century VP International, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.02	$0.86	$0.99	$0.89	$0.68	$1.25	$1.08	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.23	$1.02	$0.86	$0.99	$0.89	$0.68	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.58	$1.63	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	3	13	3	4	4	27	30	—	—	—
American Century VP Ultra®, Class II (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.10	$0.98	$0.99	$0.87	$0.66	$1.14	$0.96	$1.00
Accumulation unit value at end of period	$1.68	$1.61	$1.49	$1.10	$0.98	$0.99	$0.87	$0.66	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	43	43	43	43	43	54	54	11	11	178
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.67	$1.29	$1.15	$1.15	$1.04	$0.88	$1.22	$1.31	$1.13
Accumulation unit value at end of period	$1.75	$1.86	$1.67	$1.29	$1.15	$1.15	$1.04	$0.88	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	18	18	21	31	61	61	60	66	90	87
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.77	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.70	$1.81	$1.77	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	—	—	—	18	25	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.15	$1.02	$1.02	$0.92	$0.75	$1.09	$1.09	$0.97
Accumulation unit value at end of period	$1.49	$1.49	$1.38	$1.15	$1.02	$1.02	$0.92	$0.75	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	476	604	645	779	789	915	1,004	1,330	1,631	1,534
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.16	$1.02	$0.78	$0.69	$0.67	$0.58	$0.47	$0.83	$0.82	$0.73
Accumulation unit value at end of period	$1.15	$1.16	$1.02	$0.78	$0.69	$0.67	$0.58	$0.47	$0.83	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	829	1,084	1,468	2,174	2,569	3,124	3,726	3,771	4,175	4,631
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$2.32	$2.15	$1.72	$1.54	$1.64	$1.43	$1.14	$1.94	$1.83	$1.55
Accumulation unit value at end of period	$2.22	$2.32	$2.15	$1.72	$1.54	$1.64	$1.43	$1.14	$1.94	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	558	703	1,183	1,507	1,619	1,778	3,850	4,036	3,632	3,425
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.26	$2.34	$1.97	$2.54	$2.15	$1.26	$2.76	$2.03	$1.54
Accumulation unit value at end of period	$1.95	$2.18	$2.26	$2.34	$1.97	$2.54	$2.15	$1.26	$2.76	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	252	286	449	467	544	504	874	1,256	918	1,102
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.04	$1.05	$1.07	$1.09	$1.10	$1.10	$1.06	$1.03
Accumulation unit value at end of period	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.09	$1.10	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	536	528	605	1,130	1,085	1,373	2,289	3,556	3,511	4,258

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	95

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.99	$1.95	$1.87	$1.64	$1.58	$1.41	$0.93	$1.26	$1.26	$1.15
Accumulation unit value at end of period	$1.93	$1.99	$1.95	$1.87	$1.64	$1.58	$1.41	$0.93	$1.26	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	578	666	916	1,066	1,230	1,699	2,044	1,953	2,461	3,559
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	35	35	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.64	$1.61	$1.55	$1.37	$1.31	$1.18	$0.84	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.60	$1.64	$1.61	$1.55	$1.37	$1.31	$1.18	$0.84	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	11	16	36	40	58	1,729	1,172	1,210	66
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.58	$1.49	$1.42	$1.33	$1.18	$1.28	$1.24	$1.21
Accumulation unit value at end of period	$1.55	$1.57	$1.52	$1.58	$1.49	$1.42	$1.33	$1.18	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	479	534	582	679	670	833	3,776	3,697	3,973	1,279
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.99	$0.83	$0.72	$0.87	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.91	$0.92	$0.99	$0.83	$0.72	$0.87	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$0.79	$0.71	$0.55	$0.47	$0.49	$0.43	$0.32	$0.58	$0.57	$0.52
Accumulation unit value at end of period	$0.85	$0.79	$0.71	$0.55	$0.47	$0.49	$0.43	$0.32	$0.58	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	50	59	76	221	178	194	200	505	492	384
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.39	$2.15	$1.66	$1.46	$1.46	$1.29	$1.04	$1.68	$1.63	$1.43
Accumulation unit value at end of period	$2.38	$2.39	$2.15	$1.66	$1.46	$1.46	$1.29	$1.04	$1.68	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	11	36	38	57	48	177	184
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	298	601	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,428	1,280	535	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,821	1,882	1,009	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,885	3,295	290	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.12	$2.01	$1.56	$1.42	$1.70	$1.37	$0.85	$1.57	$1.40	$1.43
Accumulation unit value at end of period	$2.20	$2.12	$2.01	$1.56	$1.42	$1.70	$1.37	$0.85	$1.57	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	66	84	114	159	176	201	224	301	277	281
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.05	$1.17	$0.97	$0.84	$0.97	$0.87	$0.69	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.17	$0.97	$0.84	$0.97	$0.87	$0.69	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	1	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.58	$1.44	$1.06	$0.91	$0.94	$0.79	$0.64	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.48	$1.58	$1.44	$1.06	$0.91	$0.94	$0.79	$0.64	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$2.25	$2.16	$1.48	$1.28	$1.42	$1.14	$0.83	$1.37	$1.45	$1.32
Accumulation unit value at end of period	$2.14	$2.25	$2.16	$1.48	$1.28	$1.42	$1.14	$0.83	$1.37	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	74	90	107	190	202	209	231	254	355	416

96	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.43	$1.08	$0.99	$1.07	$0.86	$0.70	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.45	$1.43	$1.08	$0.99	$1.07	$0.86	$0.70	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	19	14	30	94	90	2,111	1,614	1,509	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/11/2000)
Accumulation unit value at beginning of period	$1.23	$1.18	$1.22	$1.22	$1.23	$1.21	$1.16	$1.21	$1.17	$1.15
Accumulation unit value at end of period	$1.22	$1.23	$1.18	$1.22	$1.22	$1.23	$1.21	$1.16	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	286	298	493	526	627	537	1,126	824	634	688
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	78	78	76	9	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.46	$1.10	$0.94	$0.95	$0.76	$0.57	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$1.54	$1.61	$1.46	$1.10	$0.94	$0.95	$0.76	$0.57	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.05
Accumulation unit value at end of period	$2.02	$1.94	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	97	136	233	296	308	353	454	550	562	865
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2003)
Accumulation unit value at beginning of period	$2.42	$2.17	$1.64	$1.49	$1.50	$1.33	$1.01	$1.56	$1.47	$1.37
Accumulation unit value at end of period	$2.31	$2.42	$2.17	$1.64	$1.49	$1.50	$1.33	$1.01	$1.56	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.64	$1.38	$1.28	$1.19	$1.05	$0.88	$1.27	$1.20	$1.05
Accumulation unit value at end of period	$1.67	$1.74	$1.64	$1.38	$1.28	$1.19	$1.05	$0.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	68	121	121	121	160	160	157
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.91	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	47	47	47	44	2	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (5/1/2006)
Accumulation unit value at beginning of period	$0.84	$0.94	$0.78	$0.70	$0.88	$0.86	$0.67	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$0.80	$0.84	$0.94	$0.78	$0.70	$0.88	$0.86	$0.67	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.15	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.13	$1.16	$1.17	$1.15	$1.08	$1.07	$1.00	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	54	55	54	82	78	91	1,181	987	882	—
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.45	$1.29	$1.36	$1.17	$0.86	$1.33	$1.24	$1.13
Accumulation unit value at end of period	$1.82	$1.85	$1.71	$1.45	$1.29	$1.36	$1.17	$0.86	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	9
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$2.69	$2.45	$1.90	$1.66	$1.74	$1.51	$1.13	$2.01	$1.74	$1.58
Accumulation unit value at end of period	$2.66	$2.69	$2.45	$1.90	$1.66	$1.74	$1.51	$1.13	$2.01	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	629	814	1,461	2,007	2,315	2,604	3,380	4,458	4,603	5,502
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.71	$2.49	$1.83	$1.52	$1.59	$1.37	$1.02	$1.77	$1.69	$1.51
Accumulation unit value at end of period	$2.69	$2.71	$2.49	$1.83	$1.52	$1.59	$1.37	$1.02	$1.77	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth & Income Portfolio Service Class (2/11/2000)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.15	$0.99	$0.99	$0.88	$0.70	$1.22	$1.11	$1.00
Accumulation unit value at end of period	$1.58	$1.64	$1.51	$1.15	$0.99	$0.99	$0.88	$0.70	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	544	700	864	1,191	1,378	1,500	1,719	2,275	3,050	3,548
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.36	$1.24	$1.12
Accumulation unit value at end of period	$1.74	$1.82	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.15	$1.02	$1.04	$0.85	$0.68	$1.30	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.54	$1.15	$1.02	$1.04	$0.85	$0.68	$1.30	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	23	23	23	24	41	44	74	64

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	97

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP High Income Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$1.98	$2.00	$1.92	$1.71	$1.68	$1.50	$1.06	$1.44	$1.43	$1.31
Accumulation unit value at end of period	$1.88	$1.98	$2.00	$1.92	$1.71	$1.68	$1.50	$1.06	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.33	$1.28	$1.21	$1.15	$1.01	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.28	$1.33	$1.28	$1.21	$1.15	$1.01	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	103	111	133	196	204	233	1,696	1,797	1,595	20
Fidelity® VIP Mid Cap Portfolio Service Class (2/11/2000)
Accumulation unit value at beginning of period	$3.41	$3.26	$2.44	$2.16	$2.46	$1.94	$1.41	$2.36	$2.08	$1.88
Accumulation unit value at end of period	$3.31	$3.41	$3.26	$2.44	$2.16	$2.46	$1.94	$1.41	$2.36	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	314	376	468	625	886	1,212	1,482	1,817	2,472	3,539
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.10	$2.97	$2.22	$1.97	$2.25	$1.78	$1.29	$2.17	$1.91	$1.73
Accumulation unit value at end of period	$3.00	$3.10	$2.97	$2.22	$1.97	$2.25	$1.78	$1.29	$2.17	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	101	136	225	411	487	501	984	1,263	1,081	1,005
Fidelity® VIP Overseas Portfolio Service Class (2/11/2000)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.88	$0.74	$0.91	$0.82	$0.66	$1.19	$1.04	$0.89
Accumulation unit value at end of period	$1.04	$1.02	$1.13	$0.88	$0.74	$0.91	$0.82	$0.66	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	183	246	251	408	428	470	544	1,476	1,677	1,079
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.15	$2.39	$1.86	$1.57	$1.93	$1.74	$1.40	$2.54	$2.21	$1.90
Accumulation unit value at end of period	$2.19	$2.15	$2.39	$1.86	$1.57	$1.93	$1.74	$1.40	$2.54	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	230	295	426	645	704	681	782	835	796	972
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (2/11/2000)
Accumulation unit value at beginning of period	$2.64	$2.33	$2.32	$1.85	$1.99	$1.67	$1.43	$2.52	$3.23	$2.72
Accumulation unit value at end of period	$2.61	$2.64	$2.33	$2.32	$1.85	$1.99	$1.67	$1.43	$2.52	$3.23
Number of accumulation units outstanding at end of period (000 omitted)	118	138	179	294	353	344	398	432	671	910
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.18	$2.11	$1.89	$1.70	$1.69	$1.52	$1.14	$1.65	$1.61	$1.39
Accumulation unit value at end of period	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.52	$1.14	$1.65	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	105	116	125	149	149	130	136	117	104	41
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (2/11/2000)
Accumulation unit value at beginning of period	$2.35	$2.22	$1.76	$1.57	$1.61	$1.47	$1.19	$1.92	$1.88	$1.62
Accumulation unit value at end of period	$2.19	$2.35	$2.22	$1.76	$1.57	$1.61	$1.47	$1.19	$1.92	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	651	748	814	954	1,086	1,205	1,461	1,611	2,023	2,313
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.58	$1.48	$1.16	$1.05	$1.01	$0.85	$0.74	$1.03	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.58	$1.48	$1.16	$1.05	$1.01	$0.85	$0.74	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.54	$2.57	$1.92	$1.65	$1.74	$1.38	$1.08	$1.64	$1.71	$1.49
Accumulation unit value at end of period	$2.32	$2.54	$2.57	$1.92	$1.65	$1.74	$1.38	$1.08	$1.64	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	2	2	9	9	9	19	34	39	71	69
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.99	$1.88	$1.38	$1.27	$1.35	$1.08	$0.76	$1.35	$1.23	$1.15
Accumulation unit value at end of period	$1.90	$1.99	$1.88	$1.38	$1.27	$1.35	$1.08	$0.76	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	18	18	24	24	25	37	44	40	109	122
FTVIPT Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.71	$1.95	$1.61	$1.39	$1.58	$1.48	$1.10	$1.87	$1.64	$1.38
Accumulation unit value at end of period	$1.57	$1.71	$1.95	$1.61	$1.39	$1.58	$1.48	$1.10	$1.87	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	168	195	229	337	348	443	472	440	778	909
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$2.04	$2.04	$1.80	$1.85	$1.64	$1.40	$1.34	$1.23	$1.11
Accumulation unit value at end of period	$1.92	$2.04	$2.04	$2.04	$1.80	$1.85	$1.64	$1.40	$1.34	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	312	347	514	603	643	702	1,801	1,726	2,348	1,894
FTVIPT Templeton Growth VIP Fund – Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.15	$1.21	$0.94	$0.79	$0.86	$0.81	$0.63	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.06	$1.15	$1.21	$0.94	$0.79	$0.86	$0.81	$0.63	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	94	94	105	116	118	134	134	96	56	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2003)
Accumulation unit value at beginning of period	$3.33	$2.98	$2.28	$1.95	$2.12	$1.72	$1.31	$2.12	$2.09	$1.83
Accumulation unit value at end of period	$2.98	$3.33	$2.98	$2.28	$1.95	$2.12	$1.72	$1.31	$2.12	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	169	205	371	621	744	776	1,228	1,396	1,518	1,436

98	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.36	$1.22	$0.93	$0.79	$0.83	$0.76	$0.52	$0.91	$0.84	$0.79
Accumulation unit value at end of period	$1.39	$1.36	$1.22	$0.93	$0.79	$0.83	$0.76	$0.52	$0.91	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	62	67	70	200	275	314	485	402	603	790
Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (2/11/2000)
Accumulation unit value at beginning of period	$0.90	$0.99	$0.81	$0.68	$0.81	$0.75	$0.59	$1.11	$1.04	$0.87
Accumulation unit value at end of period	$0.89	$0.90	$0.99	$0.81	$0.68	$0.81	$0.75	$0.59	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	77	86	122	158	202	248	287	351	483
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.49	$1.30	$0.96	$0.85	$0.83	$0.75	$0.63	$1.01	$1.05	$0.94
Accumulation unit value at end of period	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.75	$0.63	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	300	274	298	363	426	501	530	1,149	1,251	888
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	278	352	350	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.41	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	66	56	118	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.41	$2.24	$1.68	$1.43	$1.49	$1.31	$1.04	$1.64	$1.70	$1.49
Accumulation unit value at end of period	$2.22	$2.41	$2.24	$1.68	$1.43	$1.49	$1.31	$1.04	$1.64	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	609	763	1,400	1,992	2,329	2,574	3,442	3,872	3,900	4,082
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	375	412	582	611	812	1,217	1,457	1,848	2,491	2,734
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.57	$1.48	$1.17	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.57	$1.48	$1.17	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.86	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.34	$2.16	$1.64	$1.46	$1.52	$1.37	$1.12	$1.69	$1.67	$1.46
Accumulation unit value at end of period	$2.23	$2.34	$2.16	$1.64	$1.46	$1.52	$1.37	$1.12	$1.69	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	7	7	7	11
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.07	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	35	51	53	71	2,362	1,099	766	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.12	$1.03	$1.12	$1.00	$0.78	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.46	$1.42	$1.12	$1.03	$1.12	$1.00	$0.78	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	68	88	260	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	15	84	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.25	$1.08	$1.13	$1.08	$0.74	$1.56	$1.57	$1.41
Accumulation unit value at end of period	$1.51	$1.71	$1.64	$1.25	$1.08	$1.13	$1.08	$0.74	$1.56	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	10	19	20	22	43	45	73	92	99	111
Janus Aspen Series Enterprise Portfolio: Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$0.88	$0.80	$0.62	$0.53	$0.55	$0.45	$0.31	$0.57	$0.48	$0.43
Accumulation unit value at end of period	$0.90	$0.88	$0.80	$0.62	$0.53	$0.55	$0.45	$0.31	$0.57	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	306	351	460	510	604	919	1,057	1,535	1,715	2,068

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	99

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.76	$0.71	$0.53	$0.45	$0.51	$0.41	$0.27	$0.49	$0.41	$0.38
Accumulation unit value at end of period	$0.79	$0.76	$0.71	$0.53	$0.45	$0.51	$0.41	$0.27	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	53	61	87	104	170	236	298	374	436	653
Janus Aspen Series Janus Portfolio: Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$0.99	$0.89	$0.69	$0.60	$0.64	$0.57	$0.43	$0.72	$0.64	$0.58
Accumulation unit value at end of period	$1.02	$0.99	$0.89	$0.69	$0.60	$0.64	$0.57	$0.43	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	397	522	684	756	1,021	1,621	5,519	5,464	5,544	3,179
Janus Aspen Series Overseas Portfolio: Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.07	$1.24	$1.10	$0.99	$1.49	$1.21	$0.69	$1.46	$1.16	$0.80
Accumulation unit value at end of period	$0.96	$1.07	$1.24	$1.10	$0.99	$1.49	$1.21	$0.69	$1.46	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	869	968	1,102	1,155	1,338	1,754	2,102	2,694	2,756	2,778
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (4/24/2009)
Accumulation unit value at beginning of period	$2.49	$2.22	$1.65	$1.43	$1.48	$1.32	$1.00	—	—	—
Accumulation unit value at end of period	$2.47	$2.49	$2.22	$1.65	$1.43	$1.48	$1.32	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	48	60	59	59	87	—	—	—
Lazard Retirement International Equity Portfolio – Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.08	$0.90	$0.99	$0.94	$0.79	$1.27	$1.17	$0.97
Accumulation unit value at end of period	$1.21	$1.21	$1.28	$1.08	$0.90	$0.99	$0.94	$0.79	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	38	43	45	54	48	43	54	199	310	388
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (2/11/2000)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.24	$1.10	$1.10	$0.99	$0.79	$1.25	$1.28	$1.11
Accumulation unit value at end of period	$1.64	$1.76	$1.56	$1.24	$1.10	$1.10	$0.99	$0.79	$1.25	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	83	84	95	92	102	123	126	143	231	222
LVIP Baron Growth Opportunities Fund – Service Class (2/11/2000)
Accumulation unit value at beginning of period	$2.86	$2.78	$2.01	$1.73	$1.69	$1.36	$1.00	$1.67	$1.64	$1.44
Accumulation unit value at end of period	$2.68	$2.86	$2.78	$2.01	$1.73	$1.69	$1.36	$1.00	$1.67	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	65	76	125	164	195	216	256	321	607	820
MFS® Investors Trust Series – Initial Class (3/3/2003)
Accumulation unit value at beginning of period	$2.52	$2.31	$1.78	$1.52	$1.57	$1.44	$1.15	$1.75	$1.61	$1.45
Accumulation unit value at end of period	$2.49	$2.52	$2.31	$1.78	$1.52	$1.57	$1.44	$1.15	$1.75	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.87	$1.71	$1.32	$1.13	$1.18	$1.08	$0.87	$1.32	$1.22	$1.10
Accumulation unit value at end of period	$1.84	$1.87	$1.71	$1.32	$1.13	$1.18	$1.08	$0.87	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	10	10	10	10	10	10	10
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (2/11/2000)
Accumulation unit value at beginning of period	$1.53	$1.68	$1.20	$1.01	$1.14	$0.85	$0.53	$0.89	$0.88	$0.79
Accumulation unit value at end of period	$1.48	$1.53	$1.68	$1.20	$1.01	$1.14	$0.85	$0.53	$0.89	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	162	210	249	277	439	540	571	676	864	1,889
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.97	$2.16	$1.56	$1.31	$1.48	$1.11	$0.69	$1.16	$1.16	$1.04
Accumulation unit value at end of period	$1.89	$1.97	$2.16	$1.56	$1.31	$1.48	$1.11	$0.69	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	10	—	—	13
MFS® Research Series – Initial Class (2/11/2000)
Accumulation unit value at beginning of period	$1.44	$1.33	$1.02	$0.88	$0.90	$0.79	$0.62	$0.98	$0.88	$0.81
Accumulation unit value at end of period	$1.43	$1.44	$1.33	$1.02	$0.88	$0.90	$0.79	$0.62	$0.98	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	518	559	766	861	942	1,055	1,207	1,335	1,463	1,789
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.70	$1.60	$1.37	$1.25	$1.25	$1.16	$1.00	$1.31	$1.28	$1.17
Accumulation unit value at end of period	$1.66	$1.70	$1.60	$1.37	$1.25	$1.25	$1.16	$1.00	$1.31	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	52	61	63	65	90	113	317	466	606	1,316
MFS® Utilities Series – Initial Class (2/11/2000)
Accumulation unit value at beginning of period	$2.49	$2.24	$1.89	$1.69	$1.61	$1.44	$1.10	$1.79	$1.42	$1.10
Accumulation unit value at end of period	$2.09	$2.49	$2.24	$1.89	$1.69	$1.61	$1.44	$1.10	$1.79	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	233	286	329	391	506	569	728	1,193	1,334	1,351
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.59	$3.24	$2.74	$2.46	$2.35	$2.10	$1.61	$2.63	$2.09	$1.62
Accumulation unit value at end of period	$3.01	$3.59	$3.24	$2.74	$2.46	$2.35	$2.10	$1.61	$2.63	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	24	32	30	34	52	54	51	45	70	74

100	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	4	497	810	386	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.56	$1.16	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.45	$1.57	$1.56	$1.16	$1.08	$1.18	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	16	16	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.35	$2.62	$2.61	$2.29	$2.20	$1.72	$1.36	$2.23	$2.73	$2.01
Accumulation unit value at end of period	$3.37	$3.35	$2.62	$2.61	$2.29	$2.20	$1.72	$1.36	$2.23	$2.73
Number of accumulation units outstanding at end of period (000 omitted)	2	10	11	12	12	13	21	31	34	33
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.48	$1.16	$1.16	$1.02	$0.98	$0.77	$0.61	$1.00	$1.23	$1.00
Accumulation unit value at end of period	$1.49	$1.48	$1.16	$1.16	$1.02	$0.98	$0.77	$0.61	$1.00	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Oppenheimer Capital Appreciation Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.03	$1.79	$1.41	$1.26	$1.30	$1.21	$0.85	$1.59	$1.42	$1.34
Accumulation unit value at end of period	$2.07	$2.03	$1.79	$1.41	$1.26	$1.30	$1.21	$0.85	$1.59	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	74	79	85	90	111	117	158	164	278	330
Oppenheimer Global Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.54	$2.53	$2.02	$1.70	$1.89	$1.66	$1.21	$2.06	$1.97	$1.71
Accumulation unit value at end of period	$2.59	$2.54	$2.53	$2.02	$1.70	$1.89	$1.66	$1.21	$2.06	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	9	10	15	123	125	127	136	155	194	197
Oppenheimer Global Strategic Income Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$1.66	$1.64	$1.68	$1.51	$1.52	$1.35	$1.15	$1.37	$1.27	$1.21
Accumulation unit value at end of period	$1.59	$1.66	$1.64	$1.68	$1.51	$1.52	$1.35	$1.15	$1.37	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	689	794	1,244	1,255	1,346	1,498	3,647	3,319	3,876	2,715
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/31/2002)
Accumulation unit value at beginning of period	$3.15	$2.87	$2.07	$1.79	$1.86	$1.54	$1.14	$1.87	$1.93	$1.71
Accumulation unit value at end of period	$2.91	$3.15	$2.87	$2.07	$1.79	$1.86	$1.54	$1.14	$1.87	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	32	38	38	41	76	79	91	73	103	95
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.29	$1.14	$1.14	$1.02	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.12	$1.25	$1.27	$1.29	$1.14	$1.14	$1.02	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	30	29	41	76	85	106	1,414	2,026	2,055	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.76	$2.20	$1.57	$1.31	$1.35	$1.33	$1.08	$1.32	$1.35	$1.33
Accumulation unit value at end of period	$2.92	$2.76	$2.20	$1.57	$1.31	$1.35	$1.33	$1.08	$1.32	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	19	21	22	28	59	46	50	58	72	75
Putnam VT Growth and Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.14	$0.97	$1.04	$0.92	$0.72	$1.19	$1.29	$1.13
Accumulation unit value at end of period	$1.51	$1.66	$1.52	$1.14	$0.97	$1.04	$0.92	$0.72	$1.19	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	30	32	33
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.64	$1.57	$1.56	$1.43	$1.39	$1.28	$0.89	$1.19	$1.15	$1.11
Accumulation unit value at end of period	$1.59	$1.64	$1.57	$1.56	$1.43	$1.39	$1.28	$0.89	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.51	$1.64	$1.30	$1.09	$1.33	$1.23	$1.00	$1.81	$1.70	$1.35
Accumulation unit value at end of period	$1.48	$1.51	$1.64	$1.30	$1.09	$1.33	$1.23	$1.00	$1.81	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	15	16	19	19	19	21	23	56	64	67
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.82	$1.63	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.27	$2.01	$1.53	$1.32	$1.36	$1.19	$0.91	$1.50	$1.52	$1.39
Accumulation unit value at end of period	$2.20	$2.27	$2.01	$1.53	$1.32	$1.36	$1.19	$0.91	$1.50	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.76	$1.28	$1.11	$1.18	$0.96	$0.74	$1.24	$1.44	$1.25
Accumulation unit value at end of period	$1.69	$1.80	$1.76	$1.28	$1.11	$1.18	$0.96	$0.74	$1.24	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	8	1	1	4	57	49	9	13	388

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	101

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (2/11/2000)
Accumulation unit value at beginning of period	$3.28	$3.45	$2.90	$2.74	$3.17	$2.47	$1.59	$2.85	$2.79	$2.34
Accumulation unit value at end of period	$2.82	$3.28	$3.45	$2.90	$2.74	$3.17	$2.47	$1.59	$2.85	$2.79
Number of accumulation units outstanding at end of period (000 omitted)	155	273	301	316	334	365	451	472	635	968
Royce Capital Fund – Small-Cap Portfolio, Investment Class (2/11/2000)
Accumulation unit value at beginning of period	$4.31	$4.24	$3.20	$2.89	$3.03	$2.56	$1.92	$2.68	$2.79	$2.45
Accumulation unit value at end of period	$3.74	$4.31	$4.24	$3.20	$2.89	$3.03	$2.56	$1.92	$2.68	$2.79
Number of accumulation units outstanding at end of period (000 omitted)	63	73	96	126	174	196	240	333	428	588
Third Avenue Value Portfolio (2/11/2000)
Accumulation unit value at beginning of period	$2.84	$2.76	$2.36	$1.88	$2.43	$2.16	$1.51	$2.73	$2.91	$2.56
Accumulation unit value at end of period	$2.54	$2.84	$2.76	$2.36	$1.88	$2.43	$2.16	$1.51	$2.73	$2.91
Number of accumulation units outstanding at end of period (000 omitted)	116	138	170	245	277	355	445	611	880	1,292
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.47	$1.42	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,474	1,614	2,188	2,319	2,828	2,891	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.30	$1.25	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.21	$1.30	$1.25	$1.16	$1.13	$1.07	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	55	73	133	142	183	2,499	1,415	1,694	1,612
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	598	192	202	236	434	299	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,495	1,990	2,288	2,762	2,903	3,043	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.41	$1.05	$0.95	$1.00	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.52	$1.52	$1.41	$1.05	$0.95	$1.00	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	98	99	96	112	110	149	3,008	2,267	1,665	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.20	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	47	48	57	81	85	114	3,147	1,936	1,541	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,005	869	1,407	1,230	945	568	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,326	8,423	11,948	13,087	14,574	16,510	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.19	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	399	518	775	805	380	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.40	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,020	5,768	7,353	10,024	10,819	11,466	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	1,264	782	677	959	638	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,765	2,514	3,457	4,763	5,254	5,295	—	—	—	—

102	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/31/2002)
Accumulation unit value at beginning of period	$2.74	$2.73	$2.06	$1.84	$1.96	$1.60	$1.19	$1.77	$1.89	$1.59
Accumulation unit value at end of period	$2.44	$2.74	$2.73	$2.06	$1.84	$1.96	$1.60	$1.19	$1.77	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	337	420	640	880	970	1,053	1,308	1,474	1,618	1,525
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.84	$1.38	$1.20	$1.30	$1.08	$0.80	$1.29	$1.24	$1.09
Accumulation unit value at end of period	$2.00	$2.03	$1.84	$1.38	$1.20	$1.30	$1.08	$0.80	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	6	—	—	—	—	—	—	—	—
Wanger International (2/11/2000)
Accumulation unit value at beginning of period	$1.35	$1.44	$1.19	$1.00	$1.19	$0.97	$0.66	$1.22	$1.07	$0.79
Accumulation unit value at end of period	$1.33	$1.35	$1.44	$1.19	$1.00	$1.19	$0.97	$0.66	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	208	245	310	375	471	488	1,424	2,260	1,834	1,113
Wanger USA (2/11/2000)
Accumulation unit value at beginning of period	$2.19	$2.12	$1.61	$1.36	$1.44	$1.18	$0.85	$1.42	$1.37	$1.29
Accumulation unit value at end of period	$2.14	$2.19	$2.12	$1.61	$1.36	$1.44	$1.18	$0.85	$1.42	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	545	631	839	1,098	1,184	1,298	1,959	2,236	2,262	2,124
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.26	$1.95	$1.65	$1.49	$1.42	$1.27	$1.12	$1.61	$1.52	$1.37
Accumulation unit value at end of period	$2.25	$2.26	$1.95	$1.65	$1.49	$1.42	$1.27	$1.12	$1.61	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	45	45	47	48	58	49	49	76	102	119
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.71	$1.84	$1.56	$1.40	$1.63	$1.42	$1.25	$2.18	$1.93	$1.60
Accumulation unit value at end of period	$1.71	$1.71	$1.84	$1.56	$1.40	$1.63	$1.42	$1.25	$2.18	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	20	31	36	39	43	54	76	100	135	166
Wells Fargo VT Intrinsic Value Fund – Class 2* (2/11/2000)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.27	$1.08	$1.12	$1.00	$0.87	$1.39	$1.38	$1.18
Accumulation unit value at end of period	$1.73	$1.77	$1.63	$1.27	$1.08	$1.12	$1.00	$0.87	$1.39	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	322	400	584	784	964	1,071	1,256	1,157	1,375	1,432
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.98	$2.92	$2.12	$1.79	$1.93	$1.64	$1.16	$1.62	$1.48	$1.42
Accumulation unit value at end of period	$2.98	$2.98	$2.92	$2.12	$1.79	$1.93	$1.64	$1.16	$1.62	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	399	525	940	1,346	1,486	1,623	30	47	64	71
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.66	$1.53	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	71	79	86	94	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$3.64	$3.76	$2.55	$2.40	$2.55	$2.05	$1.36	$2.36	$2.11	$1.75
Accumulation unit value at end of period	$3.47	$3.64	$3.76	$2.55	$2.40	$2.55	$2.05	$1.36	$2.36	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	29	6	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.25	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.45	$1.41	$1.25	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	10	10	23	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2003)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.45	$1.39	$1.30	$1.24	$1.12	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.43	$1.45	$1.39	$1.45	$1.39	$1.30	$1.24	$1.12	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	542	652	1,058	1,246	1,180	1,344	1,542	1,510	2,330	4,299
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	8	8	8	8	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$1.77	$1.72	$1.42	$1.27	$1.69	$1.45	$0.96	$1.86	$1.58	$1.48
Accumulation unit value at end of period	$1.79	$1.77	$1.72	$1.42	$1.27	$1.69	$1.45	$0.96	$1.86	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	16	39	39	42	42	43	63	43	339	112

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	103

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.32	$2.16	$1.63	$1.41	$1.35	$1.22	$1.03	$1.77	$1.71	$1.49
Accumulation unit value at end of period	$2.31	$2.32	$2.16	$1.63	$1.41	$1.35	$1.22	$1.03	$1.77	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	87	113	221	225	233	236	346	400	528	530
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.27	$1.05	$0.93	$1.18	$1.15	$0.87	$1.89	$1.82	$1.37
Accumulation unit value at end of period	$1.17	$1.17	$1.27	$1.05	$0.93	$1.18	$1.15	$0.87	$1.89	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	601	776	990	1,863	2,247	2,294	4,385	5,396	3,686	3,029
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.31	$2.07	$1.53	$1.34	$1.41	$1.31	$0.97	$1.64	$1.46	$1.50
Accumulation unit value at end of period	$2.52	$2.31	$2.07	$1.53	$1.34	$1.41	$1.31	$0.97	$1.64	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	11	14	15	43	110	120	137	179	171
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.42	$1.35	$1.23	$1.19	$1.09	$1.13	$1.05	$1.05
Accumulation unit value at end of period	$1.25	$1.30	$1.28	$1.42	$1.35	$1.23	$1.19	$1.09	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	668	901	1,292	1,791	2,262	2,949	3,153	2,978	5,020	5,498
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.74	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53	$1.24
Accumulation unit value at end of period	$1.59	$1.61	$1.74	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.57	$1.62	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	25	55	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.16	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01	$1.07
Accumulation unit value at end of period	$1.76	$1.68	$1.56	$1.16	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	327	453	619	1,269	1,456	1,853	2,037	2,115	2,371	4,396
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.66	$1.29	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31	$1.12
Accumulation unit value at end of period	$1.74	$1.85	$1.66	$1.29	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	12	56	20	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.76	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.80	$1.76	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	41	44	48	10	10	10	22	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.12	$0.99	$0.75	$0.67	$0.65	$0.56	$0.46	$0.81	$0.80	$0.71
Accumulation unit value at end of period	$1.11	$1.12	$0.99	$0.75	$0.67	$0.65	$0.56	$0.46	$0.81	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	705	979	1,402	1,936	2,409	3,157	3,716	3,845	3,974	4,539
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.32	$2.14	$1.72	$1.53	$1.64	$1.43	$1.14	$1.95	$1.83	$1.55
Accumulation unit value at end of period	$2.22	$2.32	$2.14	$1.72	$1.53	$1.64	$1.43	$1.14	$1.95	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	495	581	859	1,769	2,320	2,716	8,325	7,708	6,016	4,986
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.25	$2.33	$1.96	$2.53	$2.15	$1.25	$2.75	$2.03	$1.54
Accumulation unit value at end of period	$1.94	$2.16	$2.25	$2.33	$1.96	$2.53	$2.15	$1.25	$2.75	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	236	270	346	542	677	682	1,688	2,430	1,692	1,797
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.05	$1.02	$0.99
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	550	656	741	903	1,702	2,115	3,351	3,612	1,885	1,470
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.97	$1.93	$1.85	$1.63	$1.56	$1.40	$0.92	$1.25	$1.25	$1.15
Accumulation unit value at end of period	$1.91	$1.97	$1.93	$1.85	$1.63	$1.56	$1.40	$0.92	$1.25	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	167	203	286	466	702	858	1,039	1,295	1,788	2,394
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	295	398	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.85	$1.81	$1.75	$1.55	$1.49	$1.34	$0.95	$1.19	$1.18	$1.11
Accumulation unit value at end of period	$1.80	$1.85	$1.81	$1.75	$1.55	$1.49	$1.34	$0.95	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	41	51	81	123	177	244	4,591	2,818	2,486	802

104	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.38	$1.31	$1.24	$1.17	$1.04	$1.13	$1.09	$1.06
Accumulation unit value at end of period	$1.35	$1.37	$1.33	$1.38	$1.31	$1.24	$1.17	$1.04	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	508	563	665	752	1,084	1,363	10,096	9,685	8,940	4,427
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.99	$0.83	$0.72	$0.87	$0.78	$0.58	$1.13	$1.00	—
Accumulation unit value at end of period	$0.90	$0.92	$0.99	$0.83	$0.72	$0.87	$0.78	$0.58	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.11	$1.88	$1.47	$1.24	$1.31	$1.13	$0.84	$1.54	$1.52	$1.39
Accumulation unit value at end of period	$2.27	$2.11	$1.88	$1.47	$1.24	$1.31	$1.13	$0.84	$1.54	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	17	20	18	5
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.38	$2.14	$1.65	$1.45	$1.45	$1.29	$1.04	$1.68	$1.62	$1.43
Accumulation unit value at end of period	$2.36	$2.38	$2.14	$1.65	$1.45	$1.45	$1.29	$1.04	$1.68	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	147	214	217	233	245	292	293	282	82	82
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	268	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,723	1,762	128	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,635	1,497	317	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,995	6,411	1,332	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.17	$2.05	$1.59	$1.46	$1.74	$1.40	$0.87	$1.61	$1.44	$1.46
Accumulation unit value at end of period	$2.25	$2.17	$2.05	$1.59	$1.46	$1.74	$1.40	$0.87	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	12	18	24	35	42	47	71	96	90	120
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	6	26	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.71	$1.42	$1.23	$1.42	$1.27	$1.01	$1.73	$1.56	$1.28
Accumulation unit value at end of period	$1.59	$1.54	$1.71	$1.42	$1.23	$1.42	$1.27	$1.01	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	7	7
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.74	$1.28	$1.10	$1.14	$0.96	$0.77	$1.30	$1.33	$1.13
Accumulation unit value at end of period	$1.78	$1.90	$1.74	$1.28	$1.10	$1.14	$0.96	$0.77	$1.30	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.31	$1.13	$1.26	$1.01	$0.73	$1.22	$1.29	$1.17
Accumulation unit value at end of period	$1.90	$2.00	$1.92	$1.31	$1.13	$1.26	$1.01	$0.73	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	22	22	23	23	23	30	31	42	43
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.96	$1.49	$1.36	$1.47	$1.18	$0.96	$1.36	$1.42	$1.21
Accumulation unit value at end of period	$1.83	$1.99	$1.96	$1.49	$1.36	$1.47	$1.18	$0.96	$1.36	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	35	45	69	130	177	242	4,708	3,368	2,764	5
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.21	$1.16	$1.20	$1.20	$1.21	$1.19	$1.15	$1.20	$1.16	$1.13
Accumulation unit value at end of period	$1.20	$1.21	$1.16	$1.20	$1.20	$1.21	$1.19	$1.15	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	496	524	676	762	920	995	2,247	1,818	1,636	1,686
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	17	19	19	19	19	19	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	105

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.44	$1.23	$1.25	$1.00	$0.75	$1.28	$1.28	$1.21
Accumulation unit value at end of period	$2.01	$2.10	$1.91	$1.44	$1.23	$1.25	$1.00	$0.75	$1.28	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.84	$1.41	$1.24	$1.37	$1.08	$0.70	$1.21	$1.07	$1.05
Accumulation unit value at end of period	$2.01	$1.93	$1.84	$1.41	$1.24	$1.37	$1.08	$0.70	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	99	134	188	349	402	501	618	787	863	1,433
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.11	$1.00	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68	$0.63
Accumulation unit value at end of period	$1.06	$1.11	$1.00	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	18	18	21	29	43	53	54
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05
Accumulation unit value at end of period	$1.66	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.91	$0.91	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.33	$1.10	$1.00	$1.25	$1.22	$0.95	$1.54	$1.51	$1.25
Accumulation unit value at end of period	$1.13	$1.18	$1.33	$1.10	$1.00	$1.25	$1.22	$0.95	$1.54	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	7	7
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.15	$1.17	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	82	96	118	158	218	280	3,435	2,725	1,896	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.85	$2.60	$2.01	$1.76	$1.84	$1.60	$1.20	$2.13	$1.85	$1.69
Accumulation unit value at end of period	$2.82	$2.85	$2.60	$2.01	$1.76	$1.84	$1.60	$1.20	$2.13	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	939	1,160	1,688	2,720	3,597	4,273	5,868	8,454	9,541	10,355
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.25	$2.07	$1.52	$1.26	$1.32	$1.14	$0.85	$1.48	$1.41	$1.26
Accumulation unit value at end of period	$2.23	$2.25	$2.07	$1.52	$1.26	$1.32	$1.14	$0.85	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	—	1
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.37	$2.17	$1.62	$1.44	$1.46	$1.20	$0.95	$1.84	$1.48	$1.41
Accumulation unit value at end of period	$2.49	$2.37	$2.17	$1.62	$1.44	$1.46	$1.20	$0.95	$1.84	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	5	5	23	23	23	23	61	67	115	130
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.89	$1.90	$1.83	$1.63	$1.60	$1.43	$1.01	$1.37	$1.36	$1.25
Accumulation unit value at end of period	$1.78	$1.89	$1.90	$1.83	$1.63	$1.60	$1.43	$1.01	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	25	25	19	19	19	22	22
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.35	$1.30	$1.24	$1.17	$1.03	$1.09	$1.06	$1.03
Accumulation unit value at end of period	$1.32	$1.36	$1.30	$1.35	$1.30	$1.24	$1.17	$1.03	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	454	625	860	1,334	1,549	1,827	5,936	5,462	5,876	2,468
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.24	$3.11	$2.33	$2.06	$2.35	$1.86	$1.35	$2.28	$2.01	$1.82
Accumulation unit value at end of period	$3.14	$3.24	$3.11	$2.33	$2.06	$2.35	$1.86	$1.35	$2.28	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	201	259	395	569	740	844	2,215	2,876	2,509	1,985
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.14	$2.37	$1.85	$1.57	$1.93	$1.73	$1.40	$2.54	$2.20	$1.90
Accumulation unit value at end of period	$2.18	$2.14	$2.37	$1.85	$1.57	$1.93	$1.73	$1.40	$2.54	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	126	178	225	349	447	493	554	631	708	921
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.35	$2.07	$2.06	$1.64	$1.77	$1.49	$1.27	$2.24	$2.88	$2.43
Accumulation unit value at end of period	$2.32	$2.35	$2.07	$2.06	$1.64	$1.77	$1.49	$1.27	$2.24	$2.88
Number of accumulation units outstanding at end of period (000 omitted)	14	16	23	24	61	79	103	112	129	143
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.18	$2.11	$1.89	$1.70	$1.69	$1.53	$1.14	$1.65	$1.62	$1.39
Accumulation unit value at end of period	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.53	$1.14	$1.65	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	220	223	247	249	422	433	456	528	522	401

106	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.64	$1.46	$1.50	$1.37	$1.10	$1.78	$1.75	$1.51
Accumulation unit value at end of period	$2.04	$2.18	$2.07	$1.64	$1.46	$1.50	$1.37	$1.10	$1.78	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	577	658	831	1,178	1,501	1,886	2,268	2,938	4,831	5,961
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.76	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28	$1.11
Accumulation unit value at end of period	$1.79	$1.88	$1.76	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	5	7	16	15	17	16
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (5/1/2002)
Accumulation unit value at beginning of period	$2.28	$2.31	$1.72	$1.48	$1.56	$1.24	$0.98	$1.48	$1.54	$1.34
Accumulation unit value at end of period	$2.08	$2.28	$2.31	$1.72	$1.48	$1.56	$1.24	$0.98	$1.48	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	76	91	92	84	106	114	186	253	389	446
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.93	$0.88	$0.65	$0.59	$0.63	$0.50	$0.36	$0.63	$0.58	$0.54
Accumulation unit value at end of period	$0.89	$0.93	$0.88	$0.65	$0.59	$0.63	$0.50	$0.36	$0.63	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	112	181	192	274	378	425	493	554	790	901
FTVIPT Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.09	$2.39	$1.98	$1.70	$1.93	$1.81	$1.34	$2.29	$2.02	$1.69
Accumulation unit value at end of period	$1.92	$2.09	$2.39	$1.98	$1.70	$1.93	$1.81	$1.34	$2.29	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	80	86	103	160	210	261	292	347	524	509
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$2.03	$2.03	$1.79	$1.84	$1.63	$1.40	$1.34	$1.23	$1.11
Accumulation unit value at end of period	$1.91	$2.03	$2.03	$2.03	$1.79	$1.84	$1.63	$1.40	$1.34	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	270	332	461	658	919	1,091	4,087	3,929	4,699	3,467
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.57	$1.22	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44	$1.20
Accumulation unit value at end of period	$1.38	$1.50	$1.57	$1.22	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	60	86	116	125	126	162	163	156	156	154
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.59	$4.11	$3.14	$2.70	$2.93	$2.38	$1.82	$2.94	$2.89	$2.53
Accumulation unit value at end of period	$4.10	$4.59	$4.11	$3.14	$2.70	$2.93	$2.38	$1.82	$2.94	$2.89
Number of accumulation units outstanding at end of period (000 omitted)	143	172	244	444	575	685	1,547	1,775	1,885	1,605
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.44	$1.26	$0.93	$0.83	$0.81	$0.73	$0.61	$0.99	$1.02	$0.92
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$0.93	$0.83	$0.81	$0.73	$0.61	$0.99	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	24	20	20	20	33	52	81	104	122
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	11	11	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.41	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	59	65	76	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.48	$2.31	$1.73	$1.48	$1.54	$1.35	$1.07	$1.69	$1.76	$1.54
Accumulation unit value at end of period	$2.29	$2.48	$2.31	$1.73	$1.48	$1.54	$1.35	$1.07	$1.69	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	742	931	1,296	2,488	3,313	3,998	6,138	7,040	7,150	7,069
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	64	66	63	69	76	161	191	204	254	304
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.56	$1.47	$1.16	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.56	$1.47	$1.16	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	17	26	31	45	28
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.85	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	85	91	104	14	9	22	6	19	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.48	$2.29	$1.74	$1.55	$1.61	$1.46	$1.20	$1.80	$1.78	$1.56
Accumulation unit value at end of period	$2.36	$2.48	$2.29	$1.74	$1.55	$1.61	$1.46	$1.20	$1.80	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	93	153	159	197	190

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	107

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.07	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	45	59	102	186	239	305	7,183	3,189	1,916	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.69	$1.34	$1.23	$1.34	$1.19	$0.94	$1.33	$1.24	$1.14
Accumulation unit value at end of period	$1.63	$1.73	$1.69	$1.34	$1.23	$1.34	$1.19	$0.94	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	53	74	101	141	159	196	214	226	300	338
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	33	34	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.34	$1.16	$1.22	$1.16	$0.80	$1.69	$1.69	$1.52
Accumulation unit value at end of period	$1.62	$1.84	$1.76	$1.34	$1.16	$1.22	$1.16	$0.80	$1.69	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	278	368	484	637	802	995	1,098	1,240	1,262	1,368
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.48	$1.44	$1.30	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	81	102	152	222	332	440	7,917	6,530	5,027	—
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.57	$1.44	$1.11	$0.95	$0.98	$0.90	$0.72	$1.09	$1.01	$0.91
Accumulation unit value at end of period	$1.55	$1.57	$1.44	$1.11	$0.95	$0.98	$0.90	$0.72	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	9	10	44
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.72	$2.99	$2.15	$1.81	$2.05	$1.54	$0.96	$1.61	$1.60	$1.44
Accumulation unit value at end of period	$2.62	$2.72	$2.99	$2.15	$1.81	$2.05	$1.54	$0.96	$1.61	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	24	30	30	30	30	77	95	97	104	110
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$1.87	$1.76	$1.50	$1.38	$1.38	$1.28	$1.10	$1.44	$1.41	$1.29
Accumulation unit value at end of period	$1.83	$1.87	$1.76	$1.50	$1.38	$1.38	$1.28	$1.10	$1.44	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	496	609	771	840	1,031	1,200	1,487	1,996	3,177	3,276
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.12	$1.91	$1.61	$1.45	$1.38	$1.23	$0.94	$1.53	$1.22	$0.94
Accumulation unit value at end of period	$1.78	$2.12	$1.91	$1.61	$1.45	$1.38	$1.23	$0.94	$1.53	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	52	53	55	58	62	71	90	113	128	193
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.20	$3.80	$3.21	$2.89	$2.75	$2.47	$1.89	$3.09	$2.46	$1.91
Accumulation unit value at end of period	$3.52	$4.20	$3.80	$3.21	$2.89	$2.75	$2.47	$1.89	$3.09	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	6	8	30	42	43	78	111	125	150	146
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.88	$0.69	$0.78	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	$0.88	$0.88	$0.69	$0.78	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	32	38	49	74	110	124	1,683	2,280	996	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.56	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.56	$1.56	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.64	$2.85	$2.84	$2.50	$2.39	$1.87	$1.48	$2.43	$2.98	$2.19
Accumulation unit value at end of period	$3.66	$3.64	$2.85	$2.84	$2.50	$2.39	$1.87	$1.48	$2.43	$2.98
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	9	9	9	14	59	86	85
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.57	$2.02	$2.02	$1.77	$1.71	$1.34	$1.06	$1.74	$2.14	$1.58
Accumulation unit value at end of period	$2.58	$2.57	$2.02	$2.02	$1.77	$1.71	$1.34	$1.06	$1.74	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	3	13	19	26	30	35	59	75	70	76
Oppenheimer Capital Appreciation Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.14	$1.89	$1.48	$1.32	$1.37	$1.27	$0.90	$1.68	$1.50	$1.41
Accumulation unit value at end of period	$2.17	$2.14	$1.89	$1.48	$1.32	$1.37	$1.27	$0.90	$1.68	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	259	339	466	827	954	1,167	1,473	1,623	1,718	1,728

108	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.09	$2.08	$1.66	$1.40	$1.56	$1.37	$1.00	$1.70	$1.63	$1.41
Accumulation unit value at end of period	$2.13	$2.09	$2.08	$1.66	$1.40	$1.56	$1.37	$1.00	$1.70	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	24	77	171	172	309	313	562	645	737	429
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.77	$1.59	$1.60	$1.42	$1.22	$1.45	$1.34	$1.27
Accumulation unit value at end of period	$1.67	$1.74	$1.73	$1.77	$1.59	$1.60	$1.42	$1.22	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	846	1,035	1,325	1,918	2,542	3,022	8,791	8,108	9,314	6,883
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.34	$3.04	$2.20	$1.90	$1.98	$1.64	$1.21	$1.99	$2.05	$1.82
Accumulation unit value at end of period	$3.09	$3.34	$3.04	$2.20	$1.90	$1.98	$1.64	$1.21	$1.99	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	26	29	36	40	51	57	79	123	198	192
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.28	$1.14	$1.13	$1.02	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.12	$1.25	$1.26	$1.28	$1.14	$1.13	$1.02	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	123	129	157	203	310	407	4,314	5,686	4,895	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.35	$1.87	$1.34	$1.12	$1.15	$1.14	$0.92	$1.13	$1.15	$1.14
Accumulation unit value at end of period	$2.49	$2.35	$1.87	$1.34	$1.12	$1.15	$1.14	$0.92	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	11	12	44	77	114	123	133
Putnam VT Growth and Income Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.13	$1.95	$1.46	$1.25	$1.33	$1.18	$0.93	$1.54	$1.66	$1.46
Accumulation unit value at end of period	$1.93	$2.13	$1.95	$1.46	$1.25	$1.33	$1.18	$0.93	$1.54	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	21	22	22	27	37	39	32	32	40	41
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.84	$0.91	$0.73	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95	$0.76
Accumulation unit value at end of period	$0.83	$0.84	$0.91	$0.73	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	229	255	433	521	575	682	744	934	1,657	1,026
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.81	$1.62	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	16	26	33	—	—	—	—
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.26	$2.00	$1.52	$1.31	$1.36	$1.19	$0.91	$1.50	$1.52	$1.38
Accumulation unit value at end of period	$2.19	$2.26	$2.00	$1.52	$1.31	$1.36	$1.19	$0.91	$1.50	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.76	$1.28	$1.11	$1.18	$0.95	$0.74	$1.23	$1.44	$1.25
Accumulation unit value at end of period	$1.68	$1.79	$1.76	$1.28	$1.11	$1.18	$0.95	$0.74	$1.23	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	21	29	37	40	45	87	763
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.47	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	25	26	26	54	22	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.47	$1.42	$1.19	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,732	2,810	5,562	7,214	9,198	11,690	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.30	$1.25	$1.15	$1.13	$1.07	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.21	$1.30	$1.25	$1.15	$1.13	$1.07	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	183	210	310	381	459	610	7,030	3,656	3,857	3,004
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.11	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	302	335	350	685	405	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.11	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,131	3,097	4,941	7,222	6,751	6,713	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.52	$1.51	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	49	66	116	233	328	448	9,179	6,349	4,121	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	109

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.10	$0.87	$0.80	$0.85	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.20	$1.21	$1.10	$0.87	$0.80	$0.85	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	62	82	145	270	366	487	9,716	5,598	3,875	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,130	4,279	4,723	4,466	4,045	3,413	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,924	21,497	28,629	33,040	39,687	42,713	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.40	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	472	831	895	907	771	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.19	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,766	14,418	19,330	21,131	24,332	29,839	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,672	2,542	2,579	2,568	2,600	2,380	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.14	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.24	$1.21	$1.14	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,966	3,401	6,519	8,251	8,127	9,394	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.25	$2.24	$1.69	$1.51	$1.61	$1.31	$0.98	$1.45	$1.55	$1.31
Accumulation unit value at end of period	$2.00	$2.25	$2.24	$1.69	$1.51	$1.61	$1.31	$0.98	$1.45	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	347	465	606	1,139	1,403	1,665	1,992	2,323	2,697	2,783
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.83	$1.37	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24	$1.09
Accumulation unit value at end of period	$1.99	$2.02	$1.83	$1.37	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	13	13	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.60	$2.16	$1.81	$2.15	$1.75	$1.19	$2.22	$1.94	$1.44
Accumulation unit value at end of period	$2.41	$2.44	$2.60	$2.16	$1.81	$2.15	$1.75	$1.19	$2.22	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	179	228	280	540	662	733	2,149	2,773	1,890	1,574
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.06	$1.57	$1.33	$1.40	$1.15	$0.82	$1.39	$1.34	$1.26
Accumulation unit value at end of period	$2.08	$2.13	$2.06	$1.57	$1.33	$1.40	$1.15	$0.82	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	194	257	354	706	916	1,167	2,778	2,749	2,549	1,907
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.69	$1.45	$1.23	$1.11	$1.06	$0.95	$0.84	$1.20	$1.14	$1.03
Accumulation unit value at end of period	$1.68	$1.69	$1.45	$1.23	$1.11	$1.06	$0.95	$0.84	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	166	60	67	70	102	132	136	216	356	460
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.91	$2.05	$1.74	$1.56	$1.82	$1.59	$1.40	$2.44	$2.16	$1.79
Accumulation unit value at end of period	$1.91	$1.91	$2.05	$1.74	$1.56	$1.82	$1.59	$1.40	$2.44	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	108	118	145	166	183	211	249	301	425	387
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.74	$1.61	$1.25	$1.07	$1.11	$0.99	$0.86	$1.38	$1.36	$1.17
Accumulation unit value at end of period	$1.71	$1.74	$1.61	$1.25	$1.07	$1.11	$0.99	$0.86	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	150	193	212	256	288	388	391	412	447	532
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.15	$3.08	$2.24	$1.89	$2.04	$1.73	$1.23	$1.72	$1.56	$1.50
Accumulation unit value at end of period	$3.14	$3.15	$3.08	$2.24	$1.89	$2.04	$1.73	$1.23	$1.72	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	222	262	365	574	857	1,082	170	194	284	283
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.66	$1.53	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	178	240	289	359	—	—	—	—	—

110	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.85	$0.88	$0.60	$0.56	$0.60	$0.48	$0.32	$0.56	$0.50	$0.41
Accumulation unit value at end of period	$0.81	$0.85	$0.88	$0.60	$0.56	$0.60	$0.48	$0.32	$0.56	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	183	243	270	292	338	441	268	278	331	341
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.25	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.44	$1.41	$1.25	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	80	89	106	167	224	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.80	$1.73	$1.81	$1.73	$1.62	$1.54	$1.40	$1.39	$1.33	$1.30
Accumulation unit value at end of period	$1.77	$1.80	$1.73	$1.81	$1.73	$1.62	$1.54	$1.40	$1.39	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	245	363	508	651	952	1,315	925	951	1,942	3,108
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	2	2	2	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$1.67	$1.62	$1.34	$1.20	$1.60	$1.37	$0.91	$1.76	$1.50	$1.40
Accumulation unit value at end of period	$1.68	$1.67	$1.62	$1.34	$1.20	$1.60	$1.37	$0.91	$1.76	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	30	31	93	95	108	107	100	100	107	16
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.16	$2.01	$1.52	$1.32	$1.26	$1.14	$0.96	$1.65	$1.60	$1.39
Accumulation unit value at end of period	$2.15	$2.16	$2.01	$1.52	$1.32	$1.26	$1.14	$0.96	$1.65	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	12	43	45	52	40	56	61	84	154	167
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.26	$1.04	$0.93	$1.17	$1.15	$0.87	$1.89	$1.82	$1.37
Accumulation unit value at end of period	$1.17	$1.16	$1.26	$1.04	$0.93	$1.17	$1.15	$0.87	$1.89	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	2,835	3,703	4,800	6,162	7,923	8,703	28,798	37,213	21,915	15,378
AB VPS Large Cap Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.37	$1.20	$1.26	$1.17	$0.87	$1.46	$1.31	$1.34
Accumulation unit value at end of period	$2.25	$2.06	$1.84	$1.37	$1.20	$1.26	$1.17	$0.87	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	6	8	8
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.42	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05	$1.05
Accumulation unit value at end of period	$1.24	$1.30	$1.28	$1.42	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,625	5,632	7,394	7,159	8,705	12,467	14,455	14,852	23,568	25,472
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.73	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53	$1.24
Accumulation unit value at end of period	$1.58	$1.60	$1.73	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	7	5
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.56	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	9	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.55	$1.15	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01	$1.06
Accumulation unit value at end of period	$1.74	$1.67	$1.55	$1.15	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,224	1,632	2,397	3,136	4,210	5,777	7,197	7,837	8,361	23,813
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.66	$1.28	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31	$1.12
Accumulation unit value at end of period	$1.73	$1.84	$1.66	$1.28	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	12	35	39	50	57	76	102	77	74	88
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	24	36	40	55	66	80	45	27	10	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	111

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.27	$1.13	$1.12	$1.01	$0.83	$1.20	$1.20	$1.07
Accumulation unit value at end of period	$1.64	$1.64	$1.51	$1.27	$1.13	$1.12	$1.01	$0.83	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	36	50	54
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.11	$0.98	$0.75	$0.67	$0.64	$0.56	$0.46	$0.81	$0.80	$0.70
Accumulation unit value at end of period	$1.10	$1.11	$0.98	$0.75	$0.67	$0.64	$0.56	$0.46	$0.81	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	2,017	2,624	3,912	5,248	7,129	9,784	12,306	14,085	14,409	15,807
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$2.30	$2.13	$1.71	$1.52	$1.63	$1.42	$1.13	$1.94	$1.83	$1.55
Accumulation unit value at end of period	$2.20	$2.30	$2.13	$1.71	$1.52	$1.63	$1.42	$1.13	$1.94	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	2,650	3,289	4,934	6,228	8,456	10,953	63,435	55,414	35,371	27,624
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$2.24	$2.32	$1.96	$2.52	$2.14	$1.25	$2.75	$2.02	$1.54
Accumulation unit value at end of period	$1.92	$2.15	$2.24	$2.32	$1.96	$2.52	$2.14	$1.25	$2.75	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	1,138	1,287	1,745	1,827	2,530	2,741	12,170	16,976	10,106	9,010
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.97	$0.98	$1.00	$1.02	$1.03	$1.03	$1.00	$0.97
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.97	$0.98	$1.00	$1.02	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,094	1,323	1,861	2,444	4,164	3,587	19,621	8,230	5,476	2,192
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.95	$1.92	$1.84	$1.61	$1.55	$1.39	$0.92	$1.25	$1.25	$1.14
Accumulation unit value at end of period	$1.90	$1.95	$1.92	$1.84	$1.61	$1.55	$1.39	$0.92	$1.25	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	531	773	1,064	1,210	1,679	2,244	4,591	5,601	6,703	8,935
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,001	1,278	1,656	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.84	$1.80	$1.75	$1.55	$1.48	$1.33	$0.95	$1.19	$1.18	$1.11
Accumulation unit value at end of period	$1.79	$1.84	$1.80	$1.75	$1.55	$1.48	$1.33	$0.95	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	281	363	545	711	1,002	1,436	41,498	25,442	20,776	8,355
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.39	$1.32	$1.26	$1.18	$1.05	$1.14	$1.10	$1.07
Accumulation unit value at end of period	$1.36	$1.38	$1.34	$1.39	$1.32	$1.26	$1.18	$1.05	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,106	1,712	2,253	2,688	3,083	4,009	84,971	77,286	67,959	33,990
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	8	22	40	44	70	20	17	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.21	$1.02	$1.07	$0.93	$0.69	$1.27	$1.25	$1.14
Accumulation unit value at end of period	$1.86	$1.73	$1.55	$1.21	$1.02	$1.07	$0.93	$0.69	$1.27	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	106	116	215	274	231	331	809	5,059	3,798	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.28	$1.12	$1.13	$1.00	$0.81	$1.30	$1.26	$1.11
Accumulation unit value at end of period	$1.83	$1.84	$1.65	$1.28	$1.12	$1.13	$1.00	$0.81	$1.30	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	199	207	210	242	255	408	405	374	367	227
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,271	2,542	547	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,656	9,072	1,286	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,632	23,477	2,636	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,366	48,327	6,986	—	—	—	—	—	—	—

112	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.10	$1.99	$1.54	$1.41	$1.69	$1.36	$0.85	$1.56	$1.40	$1.42
Accumulation unit value at end of period	$2.17	$2.10	$1.99	$1.54	$1.41	$1.69	$1.36	$0.85	$1.56	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	75	112	154	202	258	314	406	643	597	708
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.31	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	21	22	147	158	174	171	136	136	136	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.70	$1.41	$1.22	$1.42	$1.27	$1.01	$1.73	$1.56	$1.28
Accumulation unit value at end of period	$1.58	$1.53	$1.70	$1.41	$1.22	$1.42	$1.27	$1.01	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	14	13	13	13	20	20	20
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.73	$1.27	$1.09	$1.13	$0.96	$0.77	$1.29	$1.32	$1.13
Accumulation unit value at end of period	$1.77	$1.89	$1.73	$1.27	$1.09	$1.13	$0.96	$0.77	$1.29	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	2	3	2	3
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.98	$1.90	$1.30	$1.13	$1.25	$1.00	$0.73	$1.21	$1.29	$1.17
Accumulation unit value at end of period	$1.89	$1.98	$1.90	$1.30	$1.13	$1.25	$1.00	$0.73	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	17	28	28	34	33	37	48	69	330	434
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.95	$1.48	$1.35	$1.47	$1.18	$0.96	$1.36	$1.42	$1.21
Accumulation unit value at end of period	$1.82	$1.98	$1.95	$1.48	$1.35	$1.47	$1.18	$0.96	$1.36	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	195	236	369	586	802	962	40,544	28,150	20,212	23
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/3/2000)
Accumulation unit value at beginning of period	$1.20	$1.15	$1.20	$1.20	$1.20	$1.19	$1.14	$1.19	$1.15	$1.13
Accumulation unit value at end of period	$1.19	$1.20	$1.15	$1.20	$1.20	$1.20	$1.19	$1.14	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	938	1,338	1,814	1,981	2,096	2,681	13,727	7,345	6,207	5,084
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.70	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.70	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	19	320	430	399	395	456	200	140	135	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.43	$1.22	$1.24	$0.99	$0.75	$1.28	$1.28	$1.21
Accumulation unit value at end of period	$2.00	$2.09	$1.90	$1.43	$1.22	$1.24	$0.99	$0.75	$1.28	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	13	19	21	20	19	22
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.83	$1.40	$1.24	$1.37	$1.07	$0.70	$1.20	$1.07	$1.05
Accumulation unit value at end of period	$2.00	$1.92	$1.83	$1.40	$1.24	$1.37	$1.07	$0.70	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	401	539	785	1,007	1,280	1,660	2,334	3,051	3,154	7,113
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.10	$0.99	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68	$0.63
Accumulation unit value at end of period	$1.05	$1.10	$0.99	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	39	48	55	145	155	226	259	265	305	318
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.37	$1.27	$1.18	$1.05	$0.87	$1.26	$1.20	$1.05
Accumulation unit value at end of period	$1.65	$1.73	$1.63	$1.37	$1.27	$1.18	$1.05	$0.87	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	9	14	1	1
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.91	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	9	18	18	19	17	18	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.33	$1.10	$0.99	$1.25	$1.22	$0.95	$1.54	$1.51	$1.25
Accumulation unit value at end of period	$1.12	$1.18	$1.33	$1.10	$0.99	$1.25	$1.22	$0.95	$1.54	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	6	6	14	63	66	115	87
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	248	530	737	841	986	1,158	31,381	22,672	16,330	—
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.40	$1.24	$1.31	$1.13	$0.83	$1.28	$1.20	$1.10
Accumulation unit value at end of period	$1.75	$1.77	$1.64	$1.40	$1.24	$1.31	$1.13	$0.83	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	11	11	11	11	8	25	83

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	113

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$2.66	$2.43	$1.88	$1.65	$1.73	$1.50	$1.13	$2.00	$1.74	$1.58
Accumulation unit value at end of period	$2.63	$2.66	$2.43	$1.88	$1.65	$1.73	$1.50	$1.13	$2.00	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	3,401	4,419	6,274	7,907	10,705	13,957	27,907	47,719	43,300	45,089
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.23	$2.05	$1.51	$1.25	$1.31	$1.13	$0.85	$1.47	$1.40	$1.25
Accumulation unit value at end of period	$2.21	$2.23	$2.05	$1.51	$1.25	$1.31	$1.13	$0.85	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	11	18	24	28	30	61	67	72	79	90
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.37	$1.25	$1.13
Accumulation unit value at end of period	$1.74	$1.81	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.37	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	15	36	45	48	218	339
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.14	$1.01	$1.03	$0.84	$0.67	$1.29	$1.04	$0.99
Accumulation unit value at end of period	$1.74	$1.66	$1.52	$1.14	$1.01	$1.03	$0.84	$0.67	$1.29	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	43	60	68	70	107	128	125	129	305	368
Fidelity® VIP High Income Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.87	$1.89	$1.82	$1.62	$1.59	$1.42	$1.01	$1.37	$1.36	$1.25
Accumulation unit value at end of period	$1.77	$1.87	$1.89	$1.82	$1.62	$1.59	$1.42	$1.01	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2	8	9	54	55	90	102	127	159	157
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.35	$1.30	$1.23	$1.17	$1.03	$1.08	$1.06	$1.03
Accumulation unit value at end of period	$1.31	$1.35	$1.30	$1.35	$1.30	$1.23	$1.17	$1.03	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,094	2,654	3,684	3,976	4,787	6,648	45,428	40,566	40,253	12,953
Fidelity® VIP Mid Cap Portfolio Service Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.22	$3.09	$2.31	$2.05	$2.34	$1.85	$1.35	$2.27	$2.00	$1.81
Accumulation unit value at end of period	$3.11	$3.22	$3.09	$2.31	$2.05	$2.34	$1.85	$1.35	$2.27	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	547	674	949	1,289	1,684	2,096	12,835	18,330	11,091	7,570
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.60	$1.25	$1.05	$1.30	$1.17	$0.94	$1.71	$1.49	$1.28
Accumulation unit value at end of period	$1.46	$1.44	$1.60	$1.25	$1.05	$1.30	$1.17	$0.94	$1.71	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	633	875	1,100	1,467	1,997	2,249	4,907	4,814	4,416	4,843
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.33	$2.06	$2.05	$1.63	$1.76	$1.48	$1.27	$2.23	$2.87	$2.42
Accumulation unit value at end of period	$2.30	$2.33	$2.06	$2.05	$1.63	$1.76	$1.48	$1.27	$2.23	$2.87
Number of accumulation units outstanding at end of period (000 omitted)	72	91	124	141	212	258	622	854	1,179	527
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.16	$2.10	$1.87	$1.69	$1.68	$1.52	$1.14	$1.65	$1.61	$1.39
Accumulation unit value at end of period	$1.97	$2.16	$2.10	$1.87	$1.69	$1.68	$1.52	$1.14	$1.65	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	360	556	705	817	1,164	1,832	2,044	2,501	3,051	2,743
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$2.16	$2.05	$1.63	$1.45	$1.49	$1.36	$1.10	$1.78	$1.75	$1.50
Accumulation unit value at end of period	$2.02	$2.16	$2.05	$1.63	$1.45	$1.49	$1.36	$1.10	$1.78	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	464	620	780	940	1,054	1,353	1,660	1,878	2,787	9,197
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.75	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28	$1.11
Accumulation unit value at end of period	$1.78	$1.87	$1.75	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	25	38	38	110	110	113	134	142	160	63
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.51	$2.54	$1.90	$1.63	$1.72	$1.37	$1.08	$1.63	$1.70	$1.48
Accumulation unit value at end of period	$2.29	$2.51	$2.54	$1.90	$1.63	$1.72	$1.37	$1.08	$1.63	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	55	57	92	96	116	166	194	231	311	300
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.92	$0.87	$0.64	$0.59	$0.63	$0.50	$0.36	$0.63	$0.57	$0.54
Accumulation unit value at end of period	$0.88	$0.92	$0.87	$0.64	$0.59	$0.63	$0.50	$0.36	$0.63	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	78	132	232	401	487	738	838	1,058	1,427	1,612
FTVIPT Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.69	$1.93	$1.60	$1.37	$1.56	$1.47	$1.09	$1.86	$1.64	$1.37
Accumulation unit value at end of period	$1.55	$1.69	$1.93	$1.60	$1.37	$1.56	$1.47	$1.09	$1.86	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	102	109	129	148	152	161	166	180	309	377
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$2.02	$2.02	$1.79	$1.83	$1.63	$1.40	$1.34	$1.23	$1.11
Accumulation unit value at end of period	$1.90	$2.02	$2.02	$2.02	$1.79	$1.83	$1.63	$1.40	$1.34	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,568	2,061	2,699	3,010	3,899	4,938	34,264	32,433	35,814	23,082

114	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.56	$1.21	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44	$1.20
Accumulation unit value at end of period	$1.37	$1.49	$1.56	$1.21	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	59	89	121	127	165	269	256	311	510	376
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$4.56	$4.08	$3.12	$2.68	$2.91	$2.37	$1.81	$2.93	$2.88	$2.53
Accumulation unit value at end of period	$4.07	$4.56	$4.08	$3.12	$2.68	$2.91	$2.37	$1.81	$2.93	$2.88
Number of accumulation units outstanding at end of period (000 omitted)	741	894	1,263	1,657	2,277	2,833	10,008	11,967	11,638	9,377
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2000)
Accumulation unit value at beginning of period	$1.43	$1.25	$0.93	$0.82	$0.80	$0.72	$0.61	$0.98	$1.02	$0.92
Accumulation unit value at end of period	$1.41	$1.43	$1.25	$0.93	$0.82	$0.80	$0.72	$0.61	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	118	136	248	262	266	322	468	492	587	636
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	59	73	81	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.41	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	176	285	302	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.38	$2.22	$1.66	$1.42	$1.48	$1.30	$1.03	$1.63	$1.70	$1.49
Accumulation unit value at end of period	$2.19	$2.38	$2.22	$1.66	$1.42	$1.48	$1.30	$1.03	$1.63	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	3,827	4,651	6,708	8,817	12,380	16,064	35,637	43,373	36,774	36,888
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	95	106	108	122	169	269	330	358	424	575
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.56	$1.47	$1.16	$1.04	$1.06	$0.98	$0.78	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.44	$1.56	$1.47	$1.16	$1.04	$1.06	$0.98	$0.78	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	11	12	12	11	14	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.84	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	7	12	14	17	27	29	14	17	9	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.29	$2.12	$1.61	$1.43	$1.49	$1.35	$1.11	$1.66	$1.65	$1.45
Accumulation unit value at end of period	$2.18	$2.29	$2.12	$1.61	$1.43	$1.49	$1.35	$1.11	$1.66	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	20	46	50	73	81	103	88	102	221	225
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	345	418	670	964	1,321	1,471	61,756	25,377	13,924	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24	$1.14
Accumulation unit value at end of period	$1.62	$1.72	$1.68	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	131	150	195	267	342	426	560	664	808	912
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	45	46	47	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.69	$1.62	$1.23	$1.07	$1.12	$1.07	$0.74	$1.56	$1.56	$1.41
Accumulation unit value at end of period	$1.49	$1.69	$1.62	$1.23	$1.07	$1.12	$1.07	$0.74	$1.56	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	551	599	775	1,043	1,475	1,830	2,251	2,882	2,554	2,791
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.48	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	275	363	623	960	1,385	1,565	65,361	54,012	36,050	—
MFS® Investors Trust Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.10	$0.94	$0.98	$0.90	$0.72	$1.09	$1.01	$0.91
Accumulation unit value at end of period	$1.54	$1.56	$1.43	$1.10	$0.94	$0.98	$0.90	$0.72	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	105	133	180	184	199	294	363	384	402	403

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	115

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.85	$1.70	$1.31	$1.12	$1.17	$1.08	$0.86	$1.32	$1.22	$1.10
Accumulation unit value at end of period	$1.82	$1.85	$1.70	$1.31	$1.12	$1.17	$1.08	$0.86	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	3	13	14	14	14	14	14	74	85
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.94	$2.14	$1.54	$1.29	$1.47	$1.10	$0.69	$1.16	$1.15	$1.04
Accumulation unit value at end of period	$1.87	$1.94	$2.14	$1.54	$1.29	$1.47	$1.10	$0.69	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	85	86	85	86	92	92	96	101	141	155
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.68	$1.58	$1.35	$1.24	$1.24	$1.15	$0.99	$1.30	$1.28	$1.16
Accumulation unit value at end of period	$1.64	$1.68	$1.58	$1.35	$1.24	$1.24	$1.15	$0.99	$1.30	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	418	324	372	430	513	617	632	661	1,039	1,095
MFS® Utilities Series – Initial Class (3/3/2000)
Accumulation unit value at beginning of period	$2.11	$1.90	$1.60	$1.44	$1.37	$1.22	$0.93	$1.53	$1.21	$0.94
Accumulation unit value at end of period	$1.77	$2.11	$1.90	$1.60	$1.44	$1.37	$1.22	$0.93	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	98	104	151	160	161	181	217	283	580	675
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.63	$3.28	$2.78	$2.49	$2.38	$2.13	$1.63	$2.67	$2.13	$1.65
Accumulation unit value at end of period	$3.04	$3.63	$3.28	$2.78	$2.49	$2.38	$2.13	$1.63	$2.67	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	4	16	18	24	37	43	56	66	103	85
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	77	99	156	200	296	333	14,104	18,345	7,208	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	18	18	18	19	10	9	8	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.31	$2.59	$2.59	$2.27	$2.18	$1.71	$1.35	$2.21	$2.72	$2.00
Accumulation unit value at end of period	$3.32	$3.31	$2.59	$2.59	$2.27	$2.18	$1.71	$1.35	$2.21	$2.72
Number of accumulation units outstanding at end of period (000 omitted)	28	29	29	34	39	40	41	44	46	47
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.01	$2.01	$1.77	$1.70	$1.34	$1.06	$1.74	$2.14	$1.58
Accumulation unit value at end of period	$2.56	$2.56	$2.01	$2.01	$1.77	$1.70	$1.34	$1.06	$1.74	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	77	98	125	140	199	289	498	554	553	510
Oppenheimer Capital Appreciation Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.01	$1.77	$1.39	$1.25	$1.28	$1.20	$0.84	$1.58	$1.41	$1.33
Accumulation unit value at end of period	$2.04	$2.01	$1.77	$1.39	$1.25	$1.28	$1.20	$0.84	$1.58	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,367	1,725	2,640	3,235	4,237	5,659	6,442	7,744	7,383	8,562
Oppenheimer Global Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.09	$2.08	$1.67	$1.40	$1.56	$1.37	$1.00	$1.71	$1.64	$1.42
Accumulation unit value at end of period	$2.13	$2.09	$2.08	$1.67	$1.40	$1.56	$1.37	$1.00	$1.71	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	78	130	219	279	320	469	582	612	831	683
Oppenheimer Global Strategic Income Fund/VA, Service Shares (5/1/2002)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.76	$1.58	$1.60	$1.41	$1.21	$1.44	$1.34	$1.27
Accumulation unit value at end of period	$1.66	$1.73	$1.72	$1.76	$1.58	$1.60	$1.41	$1.21	$1.44	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,989	2,720	3,753	4,137	5,377	6,880	57,951	47,806	44,474	21,466
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/31/2002)
Accumulation unit value at beginning of period	$3.11	$2.84	$2.05	$1.77	$1.85	$1.53	$1.14	$1.86	$1.92	$1.70
Accumulation unit value at end of period	$2.88	$3.11	$2.84	$2.05	$1.77	$1.85	$1.53	$1.14	$1.86	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	47	51	113	120	160	185	206	207	221	168
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	322	475	694	801	1,040	1,090	33,919	46,677	37,481	—
Putnam VT Global Health Care Fund – Class IB Shares (5/1/2002)
Accumulation unit value at beginning of period	$2.34	$1.86	$1.34	$1.11	$1.15	$1.14	$0.92	$1.13	$1.15	$1.14
Accumulation unit value at end of period	$2.48	$2.34	$1.86	$1.34	$1.11	$1.15	$1.14	$0.92	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	7	23	97	123	136	162

116	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Growth and Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.15	$0.98	$1.05	$0.93	$0.73	$1.21	$1.31	$1.15
Accumulation unit value at end of period	$1.52	$1.67	$1.54	$1.15	$0.98	$1.05	$0.93	$0.73	$1.21	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	50	50	8	11	33	59
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.62	$1.55	$1.54	$1.42	$1.37	$1.27	$0.88	$1.18	$1.14	$1.11
Accumulation unit value at end of period	$1.57	$1.62	$1.55	$1.54	$1.42	$1.37	$1.27	$0.88	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	2	2	2	2	—	53	83
Putnam VT International Equity Fund – Class IB Shares (3/3/2000)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.72	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95	$0.75
Accumulation unit value at end of period	$0.82	$0.83	$0.91	$0.72	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	223	256	327	412	526	877	955	1,134	1,511	1,624
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.81	$1.62	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	31	57	59	84	125	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.75	$1.27	$1.10	$1.18	$0.95	$0.73	$1.23	$1.44	$1.25
Accumulation unit value at end of period	$1.67	$1.78	$1.75	$1.27	$1.10	$1.18	$0.95	$0.73	$1.23	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	170	198	213	269	285	299	325	340	355	5,948
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,604	2,328	2,783	2,584	3,578	3,678	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,858	21,358	28,242	44,183	57,497	68,262	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	641	919	1,344	1,621	2,043	2,737	67,428	34,578	35,149	26,599
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,060	4,614	6,444	7,169	4,700	2,476	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,685	27,873	36,993	46,958	53,602	58,932	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.51	$1.50	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	316	399	690	1,102	1,550	1,822	76,608	52,069	30,376	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.19	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	377	473	833	1,245	1,741	2,012	81,300	45,483	28,284	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,932	32,858	39,551	39,235	36,336	32,170	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206,712	250,198	339,717	399,382	458,939	516,525	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,785	20,996	26,387	25,607	28,278	25,057	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.40	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,856	73,875	113,017	154,016	213,018	254,807	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	117

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,907	5,877	8,358	11,168	9,842	6,739	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.24	$1.20	$1.14	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,630	34,603	48,291	60,919	69,228	81,004	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (5/1/2002)
Accumulation unit value at beginning of period	$2.23	$2.22	$1.68	$1.50	$1.60	$1.31	$0.98	$1.45	$1.55	$1.31
Accumulation unit value at end of period	$1.99	$2.23	$2.22	$1.68	$1.50	$1.60	$1.31	$0.98	$1.45	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	1,523	1,863	2,498	3,372	4,522	5,828	9,670	11,364	11,900	10,097
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.82	$1.36	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24	$1.08
Accumulation unit value at end of period	$1.98	$2.01	$1.82	$1.36	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	7	7	7	7	8
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.59	$2.15	$1.80	$2.14	$1.74	$1.18	$2.21	$1.94	$1.44
Accumulation unit value at end of period	$2.39	$2.43	$2.59	$2.15	$1.80	$2.14	$1.74	$1.18	$2.21	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	741	914	1,182	1,483	2,072	2,430	14,141	19,452	10,278	8,406
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.05	$1.56	$1.32	$1.39	$1.15	$0.82	$1.39	$1.34	$1.26
Accumulation unit value at end of period	$2.07	$2.11	$2.05	$1.56	$1.32	$1.39	$1.15	$0.82	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	882	1,183	1,651	2,250	3,139	4,208	17,593	17,008	13,828	7,563
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$1.67	$1.44	$1.23	$1.10	$1.05	$0.95	$0.83	$1.20	$1.13	$1.03
Accumulation unit value at end of period	$1.67	$1.67	$1.44	$1.23	$1.10	$1.05	$0.95	$0.83	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	183	257	282	484	566	822	941	1,078	1,784	2,517
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.55	$1.39	$1.62	$1.41	$1.24	$2.17	$1.92	$1.59
Accumulation unit value at end of period	$1.69	$1.69	$1.82	$1.55	$1.39	$1.62	$1.41	$1.24	$2.17	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	528	621	772	947	1,129	1,408	1,909	1,823	1,770	2,013
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.73	$1.60	$1.25	$1.06	$1.10	$0.98	$0.86	$1.37	$1.36	$1.17
Accumulation unit value at end of period	$1.69	$1.73	$1.60	$1.25	$1.06	$1.10	$0.98	$0.86	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	236	391	542	810	1,066	1,342	4,297	1,427	1,795	1,983
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.95	$2.89	$2.10	$1.77	$1.91	$1.63	$1.15	$1.61	$1.47	$1.41
Accumulation unit value at end of period	$2.94	$2.95	$2.89	$2.10	$1.77	$1.91	$1.63	$1.15	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	839	1,131	1,627	2,232	3,097	4,103	2,160	2,719	3,312	3,653
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.66	$1.53	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	195	210	315	395	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2000)
Accumulation unit value at beginning of period	$0.84	$0.88	$0.59	$0.56	$0.60	$0.48	$0.32	$0.55	$0.49	$0.41
Accumulation unit value at end of period	$0.81	$0.84	$0.88	$0.59	$0.56	$0.60	$0.48	$0.32	$0.55	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	859	1,002	1,177	1,633	1,928	2,412	611	755	924	1,086
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.44	$1.40	$1.24	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.44	$1.40	$1.24	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	121	123	173	233	253	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2000)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.79	$1.72	$1.61	$1.53	$1.39	$1.38	$1.33	$1.30
Accumulation unit value at end of period	$1.76	$1.79	$1.72	$1.79	$1.72	$1.61	$1.53	$1.39	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,862	2,359	3,102	3,237	3,996	5,466	11,055	11,176	16,465	11,634
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

118	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	108	142	142	35	50	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	$0.90	$1.20	$1.03	$0.68	$1.32	$1.12	$1.05
Accumulation unit value at end of period	$1.26	$1.25	$1.21	$1.00	$0.90	$1.20	$1.03	$0.68	$1.32	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	13	15	18	15	58	7	6
AB VPS Growth and Income Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.31	$1.14	$1.09	$0.98	$0.83	$1.43	$1.39	$1.21
Accumulation unit value at end of period	$1.85	$1.86	$1.73	$1.31	$1.14	$1.09	$0.98	$0.83	$1.43	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	32	36	37	47	108	114	134	174	251	91
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.04	$0.93	$1.17	$1.14	$0.87	$1.88	$1.82	$1.37
Accumulation unit value at end of period	$1.16	$1.15	$1.25	$1.04	$0.93	$1.17	$1.14	$0.87	$1.88	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	1,250	2,145	2,768	3,401	3,640	3,596	11,757	15,828	9,576	6,198
AB VPS Large Cap Growth Portfolio (Class B) (11/6/2003)
Accumulation unit value at beginning of period	$1.88	$1.68	$1.25	$1.10	$1.15	$1.07	$0.79	$1.34	$1.20	$1.23
Accumulation unit value at end of period	$2.05	$1.88	$1.68	$1.25	$1.10	$1.15	$1.07	$0.79	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	11	11	11
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.41	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05	$1.05
Accumulation unit value at end of period	$1.24	$1.29	$1.27	$1.41	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,754	2,913	4,143	3,839	4,196	5,323	5,617	5,447	8,784	10,182
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.72	$1.43	$1.20	$1.39	$1.25	$0.96	$1.76	$1.52	$1.24
Accumulation unit value at end of period	$1.57	$1.59	$1.72	$1.43	$1.20	$1.39	$1.25	$0.96	$1.76	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.10	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.56	$1.61	$1.41	$1.10	$0.97	$0.99	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	16	16	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.15	$1.03	$1.03	$0.91	$0.69	$1.20	$1.01	$1.06
Accumulation unit value at end of period	$1.73	$1.66	$1.54	$1.15	$1.03	$1.03	$0.91	$0.69	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	843	1,593	2,472	3,069	3,523	4,344	5,028	5,587	5,961	16,187
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.65	$1.28	$1.13	$1.14	$1.03	$0.87	$1.22	$1.31	$1.12
Accumulation unit value at end of period	$1.72	$1.83	$1.65	$1.28	$1.13	$1.14	$1.03	$0.87	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	—	2	4
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.75	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.68	$1.79	$1.75	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	3	40	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.16	$1.04	$1.01	$0.87	$0.71	$1.26	$1.24	$1.10
Accumulation unit value at end of period	$1.71	$1.73	$1.53	$1.16	$1.04	$1.01	$0.87	$0.71	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	604	887	1,407	1,874	2,271	2,788	3,242	3,350	3,351	4,233
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.09	$1.94	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67	$1.42
Accumulation unit value at end of period	$2.00	$2.09	$1.94	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	1,286	2,181	3,198	3,739	4,330	5,036	28,347	27,080	17,997	13,288
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$2.23	$2.31	$1.95	$2.51	$2.13	$1.25	$2.74	$2.02	$1.54
Accumulation unit value at end of period	$1.91	$2.14	$2.23	$2.31	$1.95	$2.51	$2.13	$1.25	$2.74	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	512	775	1,031	1,023	1,208	1,189	4,952	7,641	4,674	4,284
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	782	1,403	1,707	2,166	2,579	2,601	8,934	4,450	2,213	1,656
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.85	$1.77	$1.56	$1.50	$1.34	$0.89	$1.21	$1.20	$1.11
Accumulation unit value at end of period	$1.83	$1.88	$1.85	$1.77	$1.56	$1.50	$1.34	$0.89	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	290	490	670	735	870	931	1,071	1,357	1,830	1,837

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	119

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	933	1,483	2,063	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.83	$1.79	$1.74	$1.54	$1.48	$1.33	$0.95	$1.19	$1.18	$1.11
Accumulation unit value at end of period	$1.78	$1.83	$1.79	$1.74	$1.54	$1.48	$1.33	$0.95	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	170	230	266	304	378	503	16,721	11,616	10,245	4,449
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.35	$1.28	$1.22	$1.14	$1.02	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.32	$1.34	$1.29	$1.35	$1.28	$1.22	$1.14	$1.02	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	566	1,019	1,209	1,303	1,652	2,027	36,126	35,807	33,077	17,563
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.90	$0.91	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.80	$1.60	$1.25	$1.06	$1.12	$0.97	$0.72	$1.32	$1.30	$1.19
Accumulation unit value at end of period	$1.93	$1.80	$1.60	$1.25	$1.06	$1.12	$0.97	$0.72	$1.32	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	69	112	79	87	77	109	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.93	$1.74	$1.34	$1.18	$1.18	$1.05	$0.85	$1.37	$1.33	$1.17
Accumulation unit value at end of period	$1.92	$1.93	$1.74	$1.34	$1.18	$1.18	$1.05	$0.85	$1.37	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	119	119	119	139	144	669	867	928	740	714
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,390	654	252	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,581	2,399	18	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,692	9,604	3,964	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,753	26,269	6,034	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.74	$1.65	$1.28	$1.17	$1.40	$1.13	$0.70	$1.30	$1.16	$1.18
Accumulation unit value at end of period	$1.80	$1.74	$1.65	$1.28	$1.17	$1.40	$1.13	$0.70	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	30	37	48	53	62	71	91	77	94
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.27	$0.94	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—
Accumulation unit value at end of period	$1.30	$1.40	$1.27	$0.94	$0.80	$0.89	$0.74	$0.54	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	88	90	93	95	98	124	124	63	63	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.69	$1.41	$1.22	$1.41	$1.26	$1.01	$1.72	$1.56	$1.28
Accumulation unit value at end of period	$1.57	$1.52	$1.69	$1.41	$1.22	$1.41	$1.26	$1.01	$1.72	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	10	11	10	7	38	1	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.27	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32	$1.13
Accumulation unit value at end of period	$1.76	$1.88	$1.72	$1.27	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	6	6	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.94	$1.48	$1.35	$1.46	$1.18	$0.96	$1.36	$1.42	$1.21
Accumulation unit value at end of period	$1.81	$1.97	$1.94	$1.48	$1.35	$1.46	$1.18	$0.96	$1.36	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	115	144	169	257	294	353	17,451	13,991	11,030	5
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.05	$1.05	$1.04	$1.00	$1.05	$1.01	$0.99
Accumulation unit value at end of period	$1.04	$1.05	$1.01	$1.05	$1.05	$1.05	$1.04	$1.00	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	511	790	882	884	1,058	1,498	6,199	3,283	2,396	1,568

120	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	25	27	30	30	33	36	162	253	116	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.89	$1.43	$1.22	$1.24	$0.99	$0.75	$1.27	$1.28	$1.21
Accumulation unit value at end of period	$1.99	$2.08	$1.89	$1.43	$1.22	$1.24	$0.99	$0.75	$1.27	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.40	$1.23	$1.37	$1.07	$0.69	$1.20	$1.07	$1.05
Accumulation unit value at end of period	$1.98	$1.91	$1.82	$1.40	$1.23	$1.37	$1.07	$0.69	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	201	362	536	653	713	865	1,145	1,458	1,512	3,643
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20	$1.05
Accumulation unit value at end of period	$1.64	$1.72	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	3	11	11	10	10	8
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.90	$0.91	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	6	6	6	6	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.32	$1.09	$0.99	$1.24	$1.21	$0.94	$1.54	$1.50	$1.25
Accumulation unit value at end of period	$1.12	$1.17	$1.32	$1.09	$0.99	$1.24	$1.21	$0.94	$1.54	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	10	11	14	13	15	37	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.11	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	213	315	348	396	431	473	12,857	10,276	7,887	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.26	$2.06	$1.60	$1.40	$1.47	$1.28	$0.96	$1.70	$1.48	$1.35
Accumulation unit value at end of period	$2.23	$2.26	$2.06	$1.60	$1.40	$1.47	$1.28	$0.96	$1.70	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1,643	2,765	4,209	5,049	5,985	7,138	12,738	24,186	22,112	23,330
Fidelity® VIP Growth Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.79	$1.64	$1.23	$1.09	$1.11	$0.91	$0.73	$1.40	$1.13	$1.08
Accumulation unit value at end of period	$1.88	$1.79	$1.64	$1.23	$1.09	$1.11	$0.91	$0.73	$1.40	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	44	44	86	84	112	148	149	148	177	120
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.34	$1.29	$1.23	$1.16	$1.03	$1.08	$1.06	$1.03
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.34	$1.29	$1.23	$1.16	$1.03	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,583	2,818	4,064	4,118	4,401	5,396	21,112	20,451	22,256	8,675
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.69	$2.58	$1.93	$1.72	$1.96	$1.55	$1.13	$1.90	$1.68	$1.52
Accumulation unit value at end of period	$2.60	$2.69	$2.58	$1.93	$1.72	$1.96	$1.55	$1.13	$1.90	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	304	467	683	819	962	1,066	6,330	9,517	5,907	3,603
Fidelity® VIP Overseas Portfolio Service Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.57	$1.74	$1.36	$1.15	$1.41	$1.27	$1.03	$1.87	$1.62	$1.40
Accumulation unit value at end of period	$1.59	$1.57	$1.74	$1.36	$1.15	$1.41	$1.27	$1.03	$1.87	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	257	363	458	637	727	729	813	898	902	1,569
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.29	$1.03	$1.11	$0.93	$0.80	$1.41	$1.81	$1.53
Accumulation unit value at end of period	$1.45	$1.46	$1.30	$1.29	$1.03	$1.11	$0.93	$0.80	$1.41	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	10	11	14	13	19	32	35	34	27	25
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.69	$1.51	$1.36	$1.35	$1.22	$0.92	$1.33	$1.30	$1.12
Accumulation unit value at end of period	$1.58	$1.73	$1.69	$1.51	$1.36	$1.35	$1.22	$0.92	$1.33	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	225	276	458	542	587	620	811	766	1,067	1,115
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.83	$1.74	$1.38	$1.23	$1.26	$1.16	$0.93	$1.51	$1.49	$1.28
Accumulation unit value at end of period	$1.71	$1.83	$1.74	$1.38	$1.23	$1.26	$1.16	$0.93	$1.51	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	239	299	339	412	505	674	895	1,047	1,381	5,785
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.37	$1.24	$1.19	$1.01	$0.87	$1.22	$1.28	$1.11
Accumulation unit value at end of period	$1.77	$1.86	$1.75	$1.37	$1.24	$1.19	$1.01	$0.87	$1.22	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	84	84	112	176	182	211	226	252	241	224

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	121

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.34	$2.37	$1.77	$1.52	$1.61	$1.27	$1.00	$1.53	$1.59	$1.38
Accumulation unit value at end of period	$2.13	$2.34	$2.37	$1.77	$1.52	$1.61	$1.27	$1.00	$1.53	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	12	21	22	37	85	87
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.97	$1.87	$1.37	$1.26	$1.35	$1.08	$0.76	$1.35	$1.23	$1.16
Accumulation unit value at end of period	$1.89	$1.97	$1.87	$1.37	$1.26	$1.35	$1.08	$0.76	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	27	50	56	59	123	137
FTVIPT Templeton Foreign VIP Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.65	$1.89	$1.56	$1.34	$1.53	$1.44	$1.07	$1.82	$1.60	$1.34
Accumulation unit value at end of period	$1.51	$1.65	$1.89	$1.56	$1.34	$1.53	$1.44	$1.07	$1.82	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	25	25	31	33	42	49	52	75	119	134
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$2.01	$2.01	$1.78	$1.83	$1.62	$1.39	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.89	$2.01	$2.01	$2.01	$1.78	$1.83	$1.62	$1.39	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	728	1,073	1,379	1,442	1,662	1,964	13,111	13,139	14,768	9,166
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.55	$1.21	$1.02	$1.11	$1.05	$0.82	$1.44	$1.44	$1.20
Accumulation unit value at end of period	$1.36	$1.48	$1.55	$1.21	$1.02	$1.11	$1.05	$0.82	$1.44	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	156	170	223	348	430	428	645	603	682	487
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.13	$1.63	$1.40	$1.52	$1.24	$0.95	$1.53	$1.51	$1.32
Accumulation unit value at end of period	$2.13	$2.38	$2.13	$1.63	$1.40	$1.52	$1.24	$0.95	$1.53	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	517	835	1,245	1,614	1,926	2,204	7,996	10,038	9,795	7,602
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.34	$1.36	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	53	53	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.40	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.02	$1.89	$1.41	$1.21	$1.26	$1.11	$0.88	$1.39	$1.45	$1.27
Accumulation unit value at end of period	$1.86	$2.02	$1.89	$1.41	$1.21	$1.26	$1.11	$0.88	$1.39	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,832	2,991	4,510	5,706	6,918	8,099	17,057	21,384	18,828	19,119
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.55	$1.46	$1.15	$1.03	$1.06	$0.98	$0.78	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.55	$1.46	$1.15	$1.03	$1.06	$0.98	$0.78	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	24	25
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.55	$1.12	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.83	$1.81	$1.55	$1.12	$0.95	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	11	78	78	5	5	18	63	70	2	—
Invesco V.I. Growth and Income Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.06	$1.90	$1.45	$1.29	$1.34	$1.22	$1.00	$1.50	$1.49	$1.31
Accumulation unit value at end of period	$1.95	$2.06	$1.90	$1.45	$1.29	$1.34	$1.22	$1.00	$1.50	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	12	15	24	24	24	22
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.08	$0.92	$0.81	$0.89	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.01	$1.06	$1.08	$0.92	$0.81	$0.89	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	196	243	282	370	417	488	26,698	13,057	7,762	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.67	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24	$1.13
Accumulation unit value at end of period	$1.61	$1.71	$1.67	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	107	134	188	242	273	299	359	400	505	677
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	14	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.45	$1.38	$1.06	$0.91	$0.96	$0.92	$0.63	$1.34	$1.34	$1.21
Accumulation unit value at end of period	$1.27	$1.45	$1.38	$1.06	$0.91	$0.96	$0.92	$0.63	$1.34	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	415	526	779	1,128	1,389	1,547	1,710	2,094	1,862	2,222

122	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.01	$0.87	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.47	$1.43	$1.29	$1.01	$0.87	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	192	260	332	471	571	699	29,013	27,015	19,888	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.98	$2.17	$1.57	$1.32	$1.50	$1.12	$0.70	$1.18	$1.17	$1.06
Accumulation unit value at end of period	$1.90	$1.98	$2.17	$1.57	$1.32	$1.50	$1.12	$0.70	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	32	43	59	59	59	73	72	70	69	60
MFS® Total Return Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$1.66	$1.56	$1.34	$1.23	$1.23	$1.14	$0.99	$1.29	$1.27	$1.15
Accumulation unit value at end of period	$1.62	$1.66	$1.56	$1.34	$1.23	$1.23	$1.14	$0.99	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	160	191	242	255	347	385	441	611	819	742
MFS® Utilities Series – Service Class (11/6/2003)
Accumulation unit value at beginning of period	$3.48	$3.15	$2.66	$2.40	$2.29	$2.05	$1.57	$2.57	$2.05	$1.59
Accumulation unit value at end of period	$2.91	$3.48	$3.15	$2.66	$2.40	$2.29	$2.05	$1.57	$2.57	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	34	29	39	42	46	127	106	55	46	21
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	51	111	79	87	109	195	6,398	9,257	4,031	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.15	$1.07	$1.18	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.43	$1.55	$1.55	$1.15	$1.07	$1.18	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	58	57	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.68	$2.10	$2.10	$1.84	$1.77	$1.39	$1.10	$1.80	$2.21	$1.63
Accumulation unit value at end of period	$2.69	$2.68	$2.10	$2.10	$1.84	$1.77	$1.39	$1.10	$1.80	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	8	11	11	11	12	16
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.00	$2.00	$1.76	$1.70	$1.33	$1.06	$1.73	$2.13	$1.58
Accumulation unit value at end of period	$2.55	$2.54	$2.00	$2.00	$1.76	$1.70	$1.33	$1.06	$1.73	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	49	78	121	146	173	199	248	255	199	254
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.70	$1.50	$1.18	$1.06	$1.09	$1.02	$0.72	$1.35	$1.20	$1.14
Accumulation unit value at end of period	$1.73	$1.70	$1.50	$1.18	$1.06	$1.09	$1.02	$0.72	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	728	1,300	2,061	2,566	2,914	3,449	3,777	4,378	4,182	5,176
Oppenheimer Global Fund/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.07	$2.07	$1.66	$1.39	$1.55	$1.36	$1.00	$1.70	$1.63	$1.41
Accumulation unit value at end of period	$2.11	$2.07	$2.07	$1.66	$1.39	$1.55	$1.36	$1.00	$1.70	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	32	38	58	37	48	60	63	140	76	72
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.50	$1.49	$1.52	$1.37	$1.38	$1.23	$1.05	$1.26	$1.17	$1.11
Accumulation unit value at end of period	$1.44	$1.50	$1.49	$1.52	$1.37	$1.38	$1.23	$1.05	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,631	2,492	3,365	3,419	3,918	4,672	27,805	24,993	24,576	12,471
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.36	$2.15	$1.56	$1.35	$1.40	$1.16	$0.86	$1.42	$1.46	$1.30
Accumulation unit value at end of period	$2.18	$2.36	$2.15	$1.56	$1.35	$1.40	$1.16	$0.86	$1.42	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	82	89	133	81	82	356	386	393	417	414
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	224	305	347	398	474	603	14,811	22,585	19,765	—
Putnam VT Global Health Care Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$2.58	$2.05	$1.48	$1.23	$1.27	$1.26	$1.01	$1.25	$1.27	$1.26
Accumulation unit value at end of period	$2.73	$2.58	$2.05	$1.48	$1.23	$1.27	$1.26	$1.01	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	14	10	10	8	9	45	30	18	10	5
Putnam VT Growth and Income Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.75	$1.60	$1.20	$1.03	$1.10	$0.98	$0.77	$1.27	$1.38	$1.21
Accumulation unit value at end of period	$1.59	$1.75	$1.60	$1.20	$1.03	$1.10	$0.98	$0.77	$1.27	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	17	18

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	123

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT International Equity Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.32	$1.10	$1.35	$1.24	$1.02	$1.84	$1.73	$1.38
Accumulation unit value at end of period	$1.49	$1.52	$1.66	$1.32	$1.10	$1.35	$1.24	$1.02	$1.84	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	19	34	36	36	48	49	60	74	77	84
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.80	$1.62	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Research Fund – Class IB Shares (11/6/2003)
Accumulation unit value at beginning of period	$1.85	$1.64	$1.25	$1.08	$1.12	$0.98	$0.75	$1.24	$1.26	$1.15
Accumulation unit value at end of period	$1.79	$1.85	$1.64	$1.25	$1.08	$1.12	$0.98	$0.75	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.27	$1.10	$1.17	$0.95	$0.73	$1.23	$1.43	$1.24
Accumulation unit value at end of period	$1.66	$1.77	$1.74	$1.27	$1.10	$1.17	$0.95	$0.73	$1.23	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	7	18	20	23	34	34	40	54	57	2,986
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	526	606	515	560	444	396	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,599	22,814	26,369	31,141	38,558	44,968	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.29	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.28	$1.20	$1.29	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	302	500	620	651	789	1,027	25,427	13,579	14,150	10,881
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	510	1,438	1,268	2,519	2,862	888	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,522	13,595	16,668	22,638	25,971	25,316	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.39	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.50	$1.50	$1.39	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	201	263	335	536	636	735	33,787	25,921	16,433	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.19	$1.20	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	252	318	403	558	643	764	35,985	22,914	15,422	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,632	5,266	6,019	4,476	4,533	5,115	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92,750	113,247	139,035	151,608	164,265	180,531	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,341	2,064	2,118	3,271	3,068	3,153	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,981	49,501	63,382	76,756	88,414	99,381	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,149	1,503	2,274	2,828	2,568	1,441	—	—	—	—

124	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,687	16,421	20,899	25,091	24,735	29,559	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/6/2003)
Accumulation unit value at beginning of period	$2.18	$2.17	$1.64	$1.47	$1.56	$1.28	$0.95	$1.42	$1.52	$1.28
Accumulation unit value at end of period	$1.94	$2.18	$2.17	$1.64	$1.47	$1.56	$1.28	$0.95	$1.42	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	773	1,237	1,692	2,166	2,483	2,898	3,447	3,967	4,430	4,843
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.36	$1.18	$1.29	$1.07	$0.80	$1.28	$1.23	$1.08
Accumulation unit value at end of period	$1.97	$2.00	$1.81	$1.36	$1.18	$1.29	$1.07	$0.80	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	42	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.57	$2.14	$1.79	$2.13	$1.74	$1.18	$2.21	$1.93	$1.44
Accumulation unit value at end of period	$2.38	$2.42	$2.57	$2.14	$1.79	$2.13	$1.74	$1.18	$2.21	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	619	965	1,255	1,438	1,682	1,827	7,250	10,414	6,287	5,689
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.04	$1.55	$1.32	$1.39	$1.15	$0.82	$1.38	$1.34	$1.26
Accumulation unit value at end of period	$2.05	$2.10	$2.04	$1.55	$1.32	$1.39	$1.15	$0.82	$1.38	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	424	741	1,043	1,359	1,636	1,984	7,669	7,587	6,233	3,434
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.56	$1.33	$1.20	$1.14	$1.03	$0.90	$1.30	$1.23	$1.11
Accumulation unit value at end of period	$1.80	$1.81	$1.56	$1.33	$1.20	$1.14	$1.03	$0.90	$1.30	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$1.51	$1.62	$1.38	$1.24	$1.45	$1.27	$1.11	$1.94	$1.72	$1.43
Accumulation unit value at end of period	$1.51	$1.51	$1.62	$1.38	$1.24	$1.45	$1.27	$1.11	$1.94	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	30	48	52	66	84	162	210	236	240	279
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.52	$1.19	$1.01	$1.05	$0.94	$0.82	$1.32	$1.30	$1.12
Accumulation unit value at end of period	$1.61	$1.65	$1.52	$1.19	$1.01	$1.05	$0.94	$0.82	$1.32	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	50	107	133	170	199	248	249	236	232	250
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (11/6/2003)
Accumulation unit value at beginning of period	$2.26	$2.22	$1.61	$1.36	$1.47	$1.25	$0.89	$1.24	$1.13	$1.09
Accumulation unit value at end of period	$2.25	$2.26	$2.22	$1.61	$1.36	$1.47	$1.25	$0.89	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	101	157	213	269	317	353	111	163	201	290
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.65	$1.52	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.65	$1.52	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	60	65	66	115	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.36	$1.60	$1.51	$1.61	$1.29	$0.86	$1.49	$1.33	$1.11
Accumulation unit value at end of period	$2.17	$2.27	$2.36	$1.60	$1.51	$1.61	$1.29	$0.86	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	10	15	24	29	35	36	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.44	$1.40	$1.24	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.44	$1.40	$1.24	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	28	30	35	72	72	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.42	$1.36	$1.28	$1.22	$1.11	$1.10	$1.05	$1.03
Accumulation unit value at end of period	$1.39	$1.41	$1.36	$1.42	$1.36	$1.28	$1.22	$1.11	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	133	149	207	204	242	416	243	242	340	529
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.15	$1.04	$1.09	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.38	$1.32	$1.15	$1.04	$1.09	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	22	22	25	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	125

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$1.65	$1.60	$1.33	$1.19	$1.59	$1.36	$0.90	$1.75	$1.49	$1.40
Accumulation unit value at end of period	$1.66	$1.65	$1.60	$1.33	$1.19	$1.59	$1.36	$0.90	$1.75	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	7	8	11	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.11	$1.97	$1.49	$1.29	$1.24	$1.12	$0.95	$1.63	$1.58	$1.38
Accumulation unit value at end of period	$2.11	$2.11	$1.97	$1.49	$1.29	$1.24	$1.12	$0.95	$1.63	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	2	35	69	72	72	74	83	108	72	74
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.04	$0.92	$1.17	$1.14	$0.86	$1.88	$1.81	$1.37
Accumulation unit value at end of period	$1.15	$1.15	$1.25	$1.04	$0.92	$1.17	$1.14	$0.86	$1.88	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	502	594	660	854	901	823	1,194	1,491	1,115	1,243
AB VPS Large Cap Growth Portfolio (Class B) (8/30/2002)
Accumulation unit value at beginning of period	$2.04	$1.82	$1.35	$1.19	$1.25	$1.16	$0.86	$1.46	$1.31	$1.34
Accumulation unit value at end of period	$2.22	$2.04	$1.82	$1.35	$1.19	$1.25	$1.16	$0.86	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.41	$1.33	$1.21	$1.18	$1.09	$1.12	$1.05	$1.05
Accumulation unit value at end of period	$1.23	$1.28	$1.26	$1.41	$1.33	$1.21	$1.18	$1.09	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	664	708	843	873	910	1,069	1,145	1,132	1,835	1,925
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.71	$1.43	$1.20	$1.39	$1.25	$0.95	$1.76	$1.52	$1.24
Accumulation unit value at end of period	$1.57	$1.59	$1.71	$1.43	$1.20	$1.39	$1.25	$0.95	$1.76	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—
Accumulation unit value at end of period	$1.55	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.14	$1.02	$1.03	$0.91	$0.69	$1.20	$1.01	$1.06
Accumulation unit value at end of period	$1.72	$1.66	$1.54	$1.14	$1.02	$1.03	$0.91	$0.69	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	71	103	126	154	163	186	201	221	242	570
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.64	$1.27	$1.13	$1.14	$1.03	$0.87	$1.21	$1.30	$1.12
Accumulation unit value at end of period	$1.71	$1.82	$1.64	$1.27	$1.13	$1.14	$1.03	$0.87	$1.21	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	2	5	10	35	38	42	45	55	57
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.74	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.67	$1.78	$1.74	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	10	10	—	—	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.60	$1.48	$1.24	$1.10	$1.10	$0.99	$0.81	$1.18	$1.18	$1.05
Accumulation unit value at end of period	$1.60	$1.60	$1.48	$1.24	$1.10	$1.10	$0.99	$0.81	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/3/2003)
Accumulation unit value at beginning of period	$2.22	$1.96	$1.50	$1.34	$1.29	$1.12	$0.92	$1.62	$1.60	$1.42
Accumulation unit value at end of period	$2.20	$2.22	$1.96	$1.50	$1.34	$1.29	$1.12	$0.92	$1.62	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	196	223	339	445	540	619	709	709	647	681
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$2.09	$1.93	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67	$1.42
Accumulation unit value at end of period	$1.99	$2.09	$1.93	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	308	348	414	545	634	679	1,821	1,767	1,539	1,423
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.22	$2.30	$1.94	$2.50	$2.13	$1.24	$2.74	$2.02	$1.53
Accumulation unit value at end of period	$1.90	$2.13	$2.22	$2.30	$1.94	$2.50	$2.13	$1.24	$2.74	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	193	196	225	237	277	250	432	627	496	558
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.98	$0.99	$1.01	$1.03	$1.03	$1.00	$0.97
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.01	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	733	260	272	410	653	834	1,528	1,406	472	174
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$2.05	$2.02	$1.93	$1.70	$1.64	$1.47	$0.97	$1.32	$1.32	$1.21
Accumulation unit value at end of period	$1.99	$2.05	$2.02	$1.93	$1.70	$1.64	$1.47	$0.97	$1.32	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	152	403	1,217	855	1,573	1,532	530	531	665	974

126	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	124	140	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.82	$1.79	$1.73	$1.54	$1.47	$1.33	$0.95	$1.19	$1.18	$1.11
Accumulation unit value at end of period	$1.77	$1.82	$1.79	$1.73	$1.54	$1.47	$1.33	$0.95	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	34	26	33	875	549	604	150
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.34	$1.27	$1.21	$1.14	$1.01	$1.10	$1.07	$1.04
Accumulation unit value at end of period	$1.31	$1.33	$1.29	$1.34	$1.27	$1.21	$1.14	$1.01	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	121	127	130	167	149	178	2,034	1,850	1,965	638
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.98	$0.83	$0.71	$0.87	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.98	$0.83	$0.71	$0.87	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.20	$1.01	$1.07	$0.93	$0.69	$1.26	$1.25	$1.14
Accumulation unit value at end of period	$1.84	$1.72	$1.53	$1.20	$1.01	$1.07	$0.93	$0.69	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	67	54	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.64	$1.27	$1.12	$1.12	$0.99	$0.80	$1.30	$1.26	$1.11
Accumulation unit value at end of period	$1.81	$1.82	$1.64	$1.27	$1.12	$1.12	$0.99	$0.80	$1.30	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	7	25	25	17	12	7
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	896	630	175	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	771	777	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	760	805	178	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (8/30/2002)
Accumulation unit value at beginning of period	$2.07	$1.97	$1.53	$1.40	$1.67	$1.35	$0.84	$1.55	$1.39	$1.42
Accumulation unit value at end of period	$2.15	$2.07	$1.97	$1.53	$1.40	$1.67	$1.35	$0.84	$1.55	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	38	45	62	81	93	91	108	143	124	136
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—
Accumulation unit value at end of period	$1.30	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	783	783	783	792	793	793	793	793	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.68	$1.40	$1.21	$1.41	$1.26	$1.01	$1.72	$1.55	$1.27
Accumulation unit value at end of period	$1.56	$1.51	$1.68	$1.40	$1.21	$1.41	$1.26	$1.01	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.71	$1.26	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32	$1.13
Accumulation unit value at end of period	$1.75	$1.87	$1.71	$1.26	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$2.46	$2.37	$1.62	$1.40	$1.56	$1.25	$0.91	$1.51	$1.61	$1.47
Accumulation unit value at end of period	$2.34	$2.46	$2.37	$1.62	$1.40	$1.56	$1.25	$0.91	$1.51	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.93	$1.47	$1.34	$1.46	$1.17	$0.96	$1.36	$1.42	$1.21
Accumulation unit value at end of period	$1.80	$1.96	$1.93	$1.47	$1.34	$1.46	$1.17	$0.96	$1.36	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	13	14	15	20	25	28	798	602	639	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	127

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/1/2002)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.05	$1.06	$1.05	$1.01	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.05	$1.05	$1.06	$1.05	$1.01	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	83	268	98	1,195	135	188	580	530	419	519
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	20	20	22	1	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28	$1.21
Accumulation unit value at end of period	$1.98	$2.07	$1.88	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.39	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.05
Accumulation unit value at end of period	$1.97	$1.90	$1.81	$1.39	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	73	106	146	175	187	199	239	289	265	426
The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (3/3/2003)
Accumulation unit value at beginning of period	$2.37	$2.12	$1.61	$1.46	$1.48	$1.31	$1.00	$1.55	$1.46	$1.36
Accumulation unit value at end of period	$2.25	$2.37	$2.12	$1.61	$1.46	$1.48	$1.31	$1.00	$1.55	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.61	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20	$1.05
Accumulation unit value at end of period	$1.63	$1.71	$1.61	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	26	36	40	44	47	51	54
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.90	$0.90	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	2	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.31	$1.09	$0.99	$1.24	$1.21	$0.94	$1.53	$1.50	$1.25
Accumulation unit value at end of period	$1.11	$1.17	$1.31	$1.09	$0.99	$1.24	$1.21	$0.94	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	8	8	8	8	8	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.13	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.11	$1.14	$1.16	$1.13	$1.08	$1.07	$1.00	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	118	134	138	52	43	50	657	573	493	—
Fidelity® VIP Balanced Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.75	$1.62	$1.38	$1.22	$1.30	$1.12	$0.82	$1.28	$1.19	$1.09
Accumulation unit value at end of period	$1.72	$1.75	$1.62	$1.38	$1.22	$1.30	$1.12	$0.82	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (8/30/2002)
Accumulation unit value at beginning of period	$2.62	$2.39	$1.86	$1.63	$1.71	$1.49	$1.12	$1.98	$1.72	$1.57
Accumulation unit value at end of period	$2.59	$2.62	$2.39	$1.86	$1.63	$1.71	$1.49	$1.12	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	498	582	750	951	1,114	1,216	1,544	2,073	2,145	2,526
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.65	$2.43	$1.79	$1.49	$1.56	$1.35	$1.01	$1.76	$1.68	$1.50
Accumulation unit value at end of period	$2.62	$2.65	$2.43	$1.79	$1.49	$1.56	$1.35	$1.01	$1.76	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.25	$1.08	$1.08	$0.96	$0.77	$1.35	$1.23	$1.11
Accumulation unit value at end of period	$1.69	$1.77	$1.64	$1.25	$1.08	$1.08	$0.96	$0.77	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.64	$1.50	$1.12	$1.00	$1.02	$0.84	$0.67	$1.29	$1.03	$0.99
Accumulation unit value at end of period	$1.72	$1.64	$1.50	$1.12	$1.00	$1.02	$0.84	$0.67	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP High Income Portfolio Service Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$1.94	$1.96	$1.88	$1.68	$1.65	$1.48	$1.05	$1.43	$1.42	$1.30
Accumulation unit value at end of period	$1.83	$1.94	$1.96	$1.88	$1.68	$1.65	$1.48	$1.05	$1.43	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	11	11
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.34	$1.29	$1.23	$1.16	$1.02	$1.08	$1.06	$1.03
Accumulation unit value at end of period	$1.30	$1.33	$1.29	$1.34	$1.29	$1.23	$1.16	$1.02	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	250	283	309	376	381	417	1,271	1,219	1,426	581

128	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$3.02	$2.90	$2.17	$1.93	$2.21	$1.75	$1.27	$2.15	$1.90	$1.72
Accumulation unit value at end of period	$2.92	$3.02	$2.90	$2.17	$1.93	$2.21	$1.75	$1.27	$2.15	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	53	82	107	137	159	168	420	542	458	374
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.58	$1.24	$1.05	$1.29	$1.16	$0.94	$1.71	$1.48	$1.28
Accumulation unit value at end of period	$1.45	$1.43	$1.58	$1.24	$1.05	$1.29	$1.16	$0.94	$1.71	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	229	253	297	386	448	422	480	498	459	563
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.59	$1.27	$1.38	$1.16	$0.99	$1.75	$2.25	$1.90
Accumulation unit value at end of period	$1.79	$1.81	$1.60	$1.59	$1.27	$1.38	$1.16	$0.99	$1.75	$2.25
Number of accumulation units outstanding at end of period (000 omitted)	6	32	44	50	57	58	67	72	63	49
FTVIPT Franklin Income VIP Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.24	$2.18	$1.95	$1.76	$1.75	$1.58	$1.19	$1.72	$1.69	$1.45
Accumulation unit value at end of period	$2.04	$2.24	$2.18	$1.95	$1.76	$1.75	$1.58	$1.19	$1.72	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	63	85	122	102	116	141	163	211	384	323
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.39	$1.23	$1.27	$1.16	$0.94	$1.52	$1.50	$1.29
Accumulation unit value at end of period	$1.71	$1.84	$1.75	$1.39	$1.23	$1.27	$1.16	$0.94	$1.52	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	8	31	31	47	94	154
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.74	$1.36	$1.24	$1.19	$1.01	$0.87	$1.22	$1.27	$1.11
Accumulation unit value at end of period	$1.76	$1.85	$1.74	$1.36	$1.24	$1.19	$1.01	$0.87	$1.22	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$2.48	$2.51	$1.88	$1.61	$1.71	$1.36	$1.07	$1.62	$1.69	$1.47
Accumulation unit value at end of period	$2.26	$2.48	$2.51	$1.88	$1.61	$1.71	$1.36	$1.07	$1.62	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	2	14	14	15	15	16	16	15	15	22
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.94	$1.84	$1.35	$1.24	$1.33	$1.06	$0.75	$1.33	$1.22	$1.14
Accumulation unit value at end of period	$1.85	$1.94	$1.84	$1.35	$1.24	$1.33	$1.06	$0.75	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	8	8	8	8	8	—
FTVIPT Templeton Foreign VIP Fund – Class 2 (3/1/2002)
Accumulation unit value at beginning of period	$1.64	$1.87	$1.55	$1.34	$1.52	$1.43	$1.06	$1.82	$1.60	$1.34
Accumulation unit value at end of period	$1.50	$1.64	$1.87	$1.55	$1.34	$1.52	$1.43	$1.06	$1.82	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$2.00	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.88	$2.00	$2.00	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	179	192	234	265	323	426	1,020	1,004	1,531	1,306
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.55	$1.20	$1.01	$1.11	$1.05	$0.82	$1.44	$1.43	$1.20
Accumulation unit value at end of period	$1.36	$1.48	$1.55	$1.20	$1.01	$1.11	$1.05	$0.82	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	4	5	4	5	11	36	32	34	71	21
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (3/3/2003)
Accumulation unit value at beginning of period	$3.25	$2.91	$2.23	$1.92	$2.09	$1.70	$1.30	$2.10	$2.07	$1.82
Accumulation unit value at end of period	$2.90	$3.25	$2.91	$2.23	$1.92	$2.09	$1.70	$1.30	$2.10	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	143	154	199	268	328	351	586	656	751	676
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (3/3/2003)
Accumulation unit value at beginning of period	$2.44	$2.14	$1.58	$1.41	$1.38	$1.24	$1.04	$1.69	$1.75	$1.57
Accumulation unit value at end of period	$2.40	$2.44	$2.14	$1.58	$1.41	$1.38	$1.24	$1.04	$1.69	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.40	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.35	$2.19	$1.64	$1.41	$1.46	$1.29	$1.02	$1.62	$1.69	$1.48
Accumulation unit value at end of period	$2.16	$2.35	$2.19	$1.64	$1.41	$1.46	$1.29	$1.02	$1.62	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	471	546	712	945	1,129	1,222	1,650	1,870	1,946	2,067

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	129

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund, Series I Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.58	$1.48	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.58	$1.48	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6	12	12	12	12	12	12	12	12	12
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.54	$1.46	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.83	$1.81	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	10	10	10	10	—
Invesco V.I. Growth and Income Fund, Series II Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.26	$2.10	$1.60	$1.42	$1.48	$1.34	$1.10	$1.65	$1.64	$1.44
Accumulation unit value at end of period	$2.15	$2.26	$2.10	$1.60	$1.42	$1.48	$1.34	$1.10	$1.65	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	8	9
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.01	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	24	25	26	30	35	42	1,295	587	442	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.67	$1.32	$1.22	$1.32	$1.18	$0.93	$1.33	$1.24	$1.13
Accumulation unit value at end of period	$1.60	$1.70	$1.67	$1.32	$1.22	$1.32	$1.18	$0.93	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	6	6	6	6	8	9	14
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	6	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (7/31/2002)
Accumulation unit value at beginning of period	$1.67	$1.60	$1.22	$1.06	$1.11	$1.06	$0.73	$1.55	$1.55	$1.40
Accumulation unit value at end of period	$1.47	$1.67	$1.60	$1.22	$1.06	$1.11	$1.06	$0.73	$1.55	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	17	16	26	32	37	37	37	51	38	52
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.47	$1.42	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	19	22	25	33	44	51	1,388	1,168	1,152	—
MFS® Investors Trust Series – Initial Class (3/3/2003)
Accumulation unit value at beginning of period	$2.46	$2.26	$1.74	$1.49	$1.55	$1.42	$1.14	$1.73	$1.60	$1.44
Accumulation unit value at end of period	$2.43	$2.46	$2.26	$1.74	$1.49	$1.55	$1.42	$1.14	$1.73	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.29	$1.11	$1.16	$1.06	$0.85	$1.30	$1.21	$1.09
Accumulation unit value at end of period	$1.79	$1.82	$1.67	$1.29	$1.11	$1.16	$1.06	$0.85	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.92	$2.11	$1.52	$1.28	$1.46	$1.09	$0.68	$1.15	$1.14	$1.03
Accumulation unit value at end of period	$1.84	$1.92	$2.11	$1.52	$1.28	$1.46	$1.09	$0.68	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$1.63	$1.53	$1.31	$1.21	$1.21	$1.12	$0.97	$1.27	$1.25	$1.14
Accumulation unit value at end of period	$1.59	$1.63	$1.53	$1.31	$1.21	$1.21	$1.12	$0.97	$1.27	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	5	42	41	39	67	65	46	43	49	33
MFS® Utilities Series – Initial Class (3/3/2003)
Accumulation unit value at beginning of period	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95
Accumulation unit value at end of period	$3.63	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (3/1/2002)
Accumulation unit value at beginning of period	$3.50	$3.17	$2.68	$2.41	$2.31	$2.07	$1.59	$2.60	$2.07	$1.61
Accumulation unit value at end of period	$2.93	$3.50	$3.17	$2.68	$2.41	$2.31	$2.07	$1.59	$2.60	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	13	13	3	3	3	—

130	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	6	8	8	247	423	212	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.54	$1.14	$1.07	$1.18	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.42	$1.54	$1.54	$1.14	$1.07	$1.18	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	21	21	21	7	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (8/30/2002)
Accumulation unit value at beginning of period	$3.27	$2.57	$2.56	$2.25	$2.16	$1.69	$1.34	$2.20	$2.70	$1.99
Accumulation unit value at end of period	$3.28	$3.27	$2.57	$2.56	$2.25	$2.16	$1.69	$1.34	$2.20	$2.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.53	$1.99	$1.99	$1.75	$1.69	$1.33	$1.05	$1.73	$2.13	$1.58
Accumulation unit value at end of period	$2.53	$2.53	$1.99	$1.99	$1.75	$1.69	$1.33	$1.05	$1.73	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	11	12	15	17	20	22	42	46	35	38
Oppenheimer Capital Appreciation Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.38	$1.23	$1.27	$1.19	$0.84	$1.57	$1.41	$1.33
Accumulation unit value at end of period	$2.01	$1.98	$1.75	$1.38	$1.23	$1.27	$1.19	$0.84	$1.57	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	91	110	132	156	170	183	178	209	210	239
Oppenheimer Global Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.48	$2.47	$1.98	$1.67	$1.86	$1.63	$1.19	$2.04	$1.96	$1.70
Accumulation unit value at end of period	$2.52	$2.48	$2.47	$1.98	$1.67	$1.86	$1.63	$1.19	$2.04	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	14	62	64	65	70	72	74	68	76	62
Oppenheimer Global Strategic Income Fund/VA, Service Shares (8/30/2002)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.64	$1.48	$1.50	$1.33	$1.14	$1.36	$1.26	$1.20
Accumulation unit value at end of period	$1.55	$1.62	$1.61	$1.64	$1.48	$1.50	$1.33	$1.14	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	405	444	536	583	673	772	1,984	1,801	2,174	1,584
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/31/2002)
Accumulation unit value at beginning of period	$3.08	$2.80	$2.03	$1.76	$1.83	$1.52	$1.13	$1.85	$1.91	$1.70
Accumulation unit value at end of period	$2.84	$3.08	$2.80	$2.03	$1.76	$1.83	$1.52	$1.13	$1.85	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	16	17
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.25	$1.27	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.10	$1.24	$1.25	$1.27	$1.13	$1.13	$1.02	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	29	30	31	41	56	88	834	1,121	1,173	—
Putnam VT Global Health Care Fund – Class IB Shares (8/30/2002)
Accumulation unit value at beginning of period	$2.67	$2.13	$1.53	$1.28	$1.32	$1.31	$1.06	$1.30	$1.33	$1.32
Accumulation unit value at end of period	$2.83	$2.67	$2.13	$1.53	$1.28	$1.32	$1.31	$1.06	$1.30	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	5	5
Putnam VT Growth and Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.62	$1.49	$1.12	$0.95	$1.02	$0.91	$0.71	$1.18	$1.28	$1.12
Accumulation unit value at end of period	$1.47	$1.62	$1.49	$1.12	$0.95	$1.02	$0.91	$0.71	$1.18	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Income Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.46	$1.34	$1.30	$1.20	$0.84	$1.12	$1.08	$1.06
Accumulation unit value at end of period	$1.48	$1.53	$1.46	$1.46	$1.34	$1.30	$1.20	$0.84	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/1/2002)
Accumulation unit value at beginning of period	$1.45	$1.59	$1.26	$1.05	$1.29	$1.19	$0.98	$1.77	$1.67	$1.33
Accumulation unit value at end of period	$1.43	$1.45	$1.59	$1.26	$1.05	$1.29	$1.19	$0.98	$1.77	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	6	12	12	12	12	12	12	12	12	12
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.80	$1.62	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.73	$1.26	$1.09	$1.17	$0.94	$0.73	$1.23	$1.43	$1.24
Accumulation unit value at end of period	$1.65	$1.76	$1.73	$1.26	$1.09	$1.17	$0.94	$0.73	$1.23	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	8	8	8	8	18	211
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	323	359	371	373	375	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	131

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	643	827	870	917	981	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.28	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.27	$1.19	$1.28	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	49	52	61	77	78	99	1,484	829	998	962
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	729	1,599	1,320	1,007	258	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,390	1,272	1,671	2,043	1,814	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.39	$1.04	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.50	$1.49	$1.39	$1.04	$0.95	$0.99	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	21	23	27	36	43	75	1,648	1,183	944	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.09	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.18	$1.20	$1.09	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	27	29	33	42	51	61	1,695	1,008	892	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,731	3,207	3,168	3,521	3,608	3,193	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,423	6,588	7,542	8,082	9,265	8,841	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.39	$1.34	$1.18	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,100	2,279	2,339	2,458	2,862	2,800	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,606	4,120	5,996	6,221	7,335	8,759	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	923	1,221	1,290	1,303	1,239	1,277	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.23	$1.20	$1.14	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,319	1,882	3,072	3,585	4,025	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/31/2002)
Accumulation unit value at beginning of period	$2.67	$2.67	$2.01	$1.81	$1.92	$1.57	$1.17	$1.75	$1.87	$1.58
Accumulation unit value at end of period	$2.38	$2.67	$2.67	$2.01	$1.81	$1.92	$1.57	$1.17	$1.75	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	247	270	322	436	509	542	656	739	794	763
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.81	$1.35	$1.18	$1.28	$1.07	$0.80	$1.28	$1.23	$1.08
Accumulation unit value at end of period	$1.95	$1.99	$1.81	$1.35	$1.18	$1.28	$1.07	$0.80	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.40	$2.56	$2.13	$1.78	$2.13	$1.73	$1.18	$2.21	$1.93	$1.43
Accumulation unit value at end of period	$2.36	$2.40	$2.56	$2.13	$1.78	$2.13	$1.73	$1.18	$2.21	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	44	70	74	86	101	100	302	440	485	202
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$2.03	$1.55	$1.31	$1.39	$1.14	$0.82	$1.38	$1.33	$1.26
Accumulation unit value at end of period	$2.04	$2.09	$2.03	$1.55	$1.31	$1.39	$1.14	$0.82	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	166	214	254	342	396	442	741	790	792	631

132	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Index Asset Allocation Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$2.22	$1.91	$1.63	$1.47	$1.40	$1.26	$1.11	$1.60	$1.51	$1.37
Accumulation unit value at end of period	$2.21	$2.22	$1.91	$1.63	$1.47	$1.40	$1.26	$1.11	$1.60	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$1.67	$1.79	$1.53	$1.37	$1.60	$1.40	$1.24	$2.15	$1.91	$1.58
Accumulation unit value at end of period	$1.67	$1.67	$1.79	$1.53	$1.37	$1.60	$1.40	$1.24	$2.15	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	8	8	8	21	19	25	31
Wells Fargo VT Intrinsic Value Fund – Class 2* (3/3/2003)
Accumulation unit value at beginning of period	$2.12	$1.95	$1.53	$1.30	$1.35	$1.21	$1.05	$1.69	$1.67	$1.44
Accumulation unit value at end of period	$2.07	$2.12	$1.95	$1.53	$1.30	$1.35	$1.21	$1.05	$1.69	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	162	190	255	311	392	421	462	406	411	409
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (7/31/2002)
Accumulation unit value at beginning of period	$2.91	$2.85	$2.08	$1.76	$1.89	$1.61	$1.14	$1.60	$1.46	$1.41
Accumulation unit value at end of period	$2.90	$2.91	$2.85	$2.08	$1.76	$1.89	$1.61	$1.14	$1.60	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	226	248	303	426	503	552	6	8	23	32
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.65	$1.52	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.65	$1.52	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	8	10	11	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (3/3/2003)
Accumulation unit value at beginning of period	$3.55	$3.68	$2.50	$2.36	$2.52	$2.02	$1.35	$2.34	$2.10	$1.74
Accumulation unit value at end of period	$3.39	$3.55	$3.68	$2.50	$2.36	$2.52	$2.02	$1.35	$2.34	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	1	2	3	4	4	5	4	5	4	5
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.43	$1.40	$1.24	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.43	$1.40	$1.24	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (3/3/2003)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.42	$1.37	$1.28	$1.22	$1.11	$1.10	$1.06	$1.04
Accumulation unit value at end of period	$1.39	$1.42	$1.36	$1.42	$1.37	$1.28	$1.22	$1.11	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	212	238	328	381	428	483	660	649	1,137	1,856
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.15	$1.03	$1.09	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.31	$1.15	$1.03	$1.09	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$1.73	$1.68	$1.39	$1.25	$1.67	$1.43	$0.95	$1.85	$1.57	$1.47
Accumulation unit value at end of period	$1.74	$1.73	$1.68	$1.39	$1.25	$1.67	$1.43	$0.95	$1.85	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	12	12	37	64	80
AB VPS Growth and Income Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.26	$2.11	$1.60	$1.39	$1.33	$1.20	$1.02	$1.75	$1.70	$1.48
Accumulation unit value at end of period	$2.25	$2.26	$2.11	$1.60	$1.39	$1.33	$1.20	$1.02	$1.75	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	10	11	14	14	18	24	33	28	31	31
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.03	$0.92	$1.16	$1.14	$0.86	$1.88	$1.81	$1.37
Accumulation unit value at end of period	$1.15	$1.14	$1.24	$1.03	$0.92	$1.16	$1.14	$0.86	$1.88	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	232	281	449	557	742	821	1,473	1,873	1,241	1,131
AB VPS Large Cap Growth Portfolio (Class B) (1/29/2003)
Accumulation unit value at beginning of period	$2.26	$2.02	$1.50	$1.32	$1.39	$1.29	$0.96	$1.62	$1.45	$1.49
Accumulation unit value at end of period	$2.46	$2.26	$2.02	$1.50	$1.32	$1.39	$1.29	$0.96	$1.62	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	12	41	19
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.40	$1.33	$1.21	$1.17	$1.08	$1.12	$1.04	$1.05
Accumulation unit value at end of period	$1.22	$1.28	$1.26	$1.40	$1.33	$1.21	$1.17	$1.08	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	361	419	718	695	937	1,323	1,409	1,367	2,110	2,234

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	133

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.42	$1.19	$1.39	$1.25	$0.95	$1.76	$1.52	$1.24
Accumulation unit value at end of period	$1.56	$1.58	$1.70	$1.42	$1.19	$1.39	$1.25	$0.95	$1.76	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—
Accumulation unit value at end of period	$1.54	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.53	$1.14	$1.02	$1.03	$0.90	$0.68	$1.19	$1.01	$1.06
Accumulation unit value at end of period	$1.71	$1.65	$1.53	$1.14	$1.02	$1.03	$0.90	$0.68	$1.19	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	68	81	123	157	182	239	253	255	266	529
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12
Accumulation unit value at end of period	$1.70	$1.81	$1.63	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.20	$1.03	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.77	$1.74	$1.20	$1.03	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.51	$1.15	$1.03	$1.00	$0.87	$0.71	$1.25	$1.24	$1.10
Accumulation unit value at end of period	$1.69	$1.71	$1.51	$1.15	$1.03	$1.00	$0.87	$0.71	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	113	138	259	336	589	890	1,020	1,054	1,103	1,183
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.72	$2.52	$2.03	$1.81	$1.94	$1.69	$1.35	$2.32	$2.18	$1.86
Accumulation unit value at end of period	$2.60	$2.72	$2.52	$2.03	$1.81	$1.94	$1.69	$1.35	$2.32	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	148	177	303	367	465	559	2,165	1,880	1,267	1,033
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$2.21	$2.29	$1.93	$2.50	$2.12	$1.24	$2.73	$2.02	$1.53
Accumulation unit value at end of period	$1.89	$2.12	$2.21	$2.29	$1.93	$2.50	$2.12	$1.24	$2.73	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	85	91	144	156	218	231	592	827	562	594
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.97	$0.99	$1.01	$1.02	$1.04	$1.04	$1.01	$0.98
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.97	$0.99	$1.01	$1.02	$1.04	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	297	221	237	237	298	303	1,258	372	137	91
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.83	$1.76	$1.55	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10
Accumulation unit value at end of period	$1.81	$1.86	$1.83	$1.76	$1.55	$1.49	$1.33	$0.88	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	57	77	182	214	325	461	586	703	822	1,551
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	72	74	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.81	$1.78	$1.72	$1.53	$1.47	$1.32	$0.95	$1.19	$1.18	$1.11
Accumulation unit value at end of period	$1.76	$1.81	$1.78	$1.72	$1.53	$1.47	$1.32	$0.95	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	14	15	30	32	36	65	1,646	1,028	891	103
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.35	$1.28	$1.22	$1.15	$1.02	$1.11	$1.07	$1.05
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.35	$1.28	$1.22	$1.15	$1.02	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	100	109	151	149	167	264	3,966	3,519	3,241	547
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.82	$0.71	$0.87	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.97	$0.82	$0.71	$0.87	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.44	$1.22	$1.29	$1.12	$0.83	$1.52	$1.50	$1.38
Accumulation unit value at end of period	$2.21	$2.06	$1.84	$1.44	$1.22	$1.29	$1.12	$0.83	$1.52	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	2	2	4	4	60	42	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.32	$2.09	$1.61	$1.42	$1.43	$1.27	$1.02	$1.66	$1.61	$1.42
Accumulation unit value at end of period	$2.29	$2.32	$2.09	$1.61	$1.42	$1.43	$1.27	$1.02	$1.66	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	6	10	11	17	26	26	38

134	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	802	939	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	738	780	92	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,081	1,470	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.12	$2.01	$1.56	$1.43	$1.72	$1.38	$0.86	$1.59	$1.43	$1.45
Accumulation unit value at end of period	$2.19	$2.12	$2.01	$1.56	$1.43	$1.72	$1.38	$0.86	$1.59	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	11	13	27	33	66	82	98	139	136	158
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—
Accumulation unit value at end of period	$1.29	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.67	$1.40	$1.21	$1.41	$1.26	$1.00	$1.72	$1.55	$1.27
Accumulation unit value at end of period	$1.55	$1.50	$1.67	$1.40	$1.21	$1.41	$1.26	$1.00	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.26	$1.08	$1.12	$0.95	$0.77	$1.29	$1.32	$1.13
Accumulation unit value at end of period	$1.73	$1.86	$1.70	$1.26	$1.08	$1.12	$0.95	$0.77	$1.29	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.92	$1.46	$1.34	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21
Accumulation unit value at end of period	$1.79	$1.95	$1.92	$1.46	$1.34	$1.45	$1.17	$0.95	$1.35	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	14	20	31	39	46	68	1,545	1,125	881	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.03	$1.04	$1.02	$0.99	$1.03	$1.00	$0.98
Accumulation unit value at end of period	$1.02	$1.03	$0.99	$1.03	$1.03	$1.04	$1.02	$0.99	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	161	184	255	274	264	356	1,118	628	589	641
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28	$1.21
Accumulation unit value at end of period	$1.97	$2.05	$1.87	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.80	$1.39	$1.22	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04
Accumulation unit value at end of period	$1.96	$1.89	$1.80	$1.39	$1.22	$1.36	$1.07	$0.69	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	29	37	64	108	138	163	167	219	234	395
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.60	$1.35	$1.25	$1.17	$1.04	$0.86	$1.25	$1.20	$1.05
Accumulation unit value at end of period	$1.62	$1.70	$1.60	$1.35	$1.25	$1.17	$1.04	$0.86	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.82	$0.68	$0.81	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.95	$0.82	$0.68	$0.81	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.31	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25
Accumulation unit value at end of period	$1.10	$1.16	$1.31	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	135

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.10	$1.14	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	17	18	19	36	1,367	978	745	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.78	$2.54	$1.97	$1.73	$1.82	$1.58	$1.19	$2.11	$1.84	$1.68
Accumulation unit value at end of period	$2.74	$2.78	$2.54	$1.97	$1.73	$1.82	$1.58	$1.19	$2.11	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	302	348	559	664	909	1,171	1,641	2,452	2,368	2,760
Fidelity® VIP Growth Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.31	$2.12	$1.59	$1.41	$1.44	$1.18	$0.94	$1.82	$1.47	$1.40
Accumulation unit value at end of period	$2.42	$2.31	$2.12	$1.59	$1.41	$1.44	$1.18	$0.94	$1.82	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	14	16	18	26	27	27	13
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.33	$1.28	$1.22	$1.16	$1.02	$1.08	$1.05	$1.03
Accumulation unit value at end of period	$1.29	$1.33	$1.28	$1.33	$1.28	$1.22	$1.16	$1.02	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	114	129	201	210	223	285	1,944	1,622	1,607	282
Fidelity® VIP Mid Cap Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.43	$3.30	$2.47	$2.20	$2.51	$1.99	$1.45	$2.45	$2.16	$1.96
Accumulation unit value at end of period	$3.31	$3.43	$3.30	$2.47	$2.20	$2.51	$1.99	$1.45	$2.45	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	89	97	124	145	170	239	607	861	608	488
Fidelity® VIP Overseas Portfolio Service Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.09	$2.32	$1.82	$1.54	$1.90	$1.71	$1.38	$2.51	$2.18	$1.89
Accumulation unit value at end of period	$2.12	$2.09	$2.32	$1.82	$1.54	$1.90	$1.71	$1.38	$2.51	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	50	64	113	141	222	253	305	341	344	445
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.85	$1.64	$1.63	$1.31	$1.41	$1.19	$1.02	$1.80	$2.31	$1.96
Accumulation unit value at end of period	$1.83	$1.85	$1.64	$1.63	$1.31	$1.41	$1.19	$1.02	$1.80	$2.31
Number of accumulation units outstanding at end of period (000 omitted)	20	24	41	49	74	92	116	121	110	104
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.67	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12
Accumulation unit value at end of period	$1.56	$1.72	$1.67	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	6	14	110	110	72	259	297	312	409	404
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.13	$2.03	$1.61	$1.44	$1.48	$1.36	$1.10	$1.77	$1.75	$1.50
Accumulation unit value at end of period	$1.99	$2.13	$2.03	$1.61	$1.44	$1.48	$1.36	$1.10	$1.77	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	26	26	60	90	131	188	279	398	502	611
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.36	$1.23	$1.19	$1.00	$0.87	$1.22	$1.27	$1.11
Accumulation unit value at end of period	$1.74	$1.84	$1.73	$1.36	$1.23	$1.19	$1.00	$0.87	$1.22	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.97	$3.01	$2.25	$1.93	$2.05	$1.63	$1.28	$1.95	$2.04	$1.77
Accumulation unit value at end of period	$2.70	$2.97	$3.01	$2.25	$1.93	$2.05	$1.63	$1.28	$1.95	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	26	31	64	75	87	91	94
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.61	$2.47	$1.82	$1.68	$1.79	$1.43	$1.02	$1.80	$1.65	$1.55
Accumulation unit value at end of period	$2.50	$2.61	$2.47	$1.82	$1.68	$1.79	$1.43	$1.02	$1.80	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Foreign VIP Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$2.04	$2.34	$1.94	$1.67	$1.90	$1.79	$1.33	$2.27	$2.00	$1.68
Accumulation unit value at end of period	$1.87	$2.04	$2.34	$1.94	$1.67	$1.90	$1.79	$1.33	$2.27	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	20	20	51	51	54	91	111	158	194	186
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.99	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.87	$1.99	$1.99	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	101	114	233	247	327	436	1,698	1,529	1,848	1,468
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.54	$1.20	$1.01	$1.10	$1.05	$0.81	$1.44	$1.43	$1.20
Accumulation unit value at end of period	$1.35	$1.47	$1.54	$1.20	$1.01	$1.10	$1.05	$0.81	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	9	9	9
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.11	$1.62	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32
Accumulation unit value at end of period	$2.10	$2.35	$2.11	$1.62	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	103	116	189	236	340	432	942	1,126	1,162	978

136	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.32	$1.35	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.40	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	6	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.42	$2.26	$1.70	$1.45	$1.51	$1.33	$1.06	$1.68	$1.75	$1.53
Accumulation unit value at end of period	$2.23	$2.42	$2.26	$1.70	$1.45	$1.51	$1.33	$1.06	$1.68	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	240	269	497	639	916	1,142	1,790	2,105	1,977	1,995
Invesco V.I. Core Equity Fund, Series II Shares (4/28/2006)
Accumulation unit value at beginning of period	$1.54	$1.45	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.54	$1.45	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.82	$1.80	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	34	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.42	$2.25	$1.71	$1.52	$1.59	$1.44	$1.18	$1.78	$1.77	$1.55
Accumulation unit value at end of period	$2.30	$2.42	$2.25	$1.71	$1.52	$1.59	$1.44	$1.18	$1.78	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	8	8	20	20	20	21	45	46	50	51
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	27	29	52	59	67	102	2,445	1,027	602	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.66	$1.31	$1.21	$1.32	$1.18	$0.93	$1.32	$1.23	$1.13
Accumulation unit value at end of period	$1.59	$1.70	$1.66	$1.31	$1.21	$1.32	$1.18	$0.93	$1.32	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	7	8	12	14	23	25	26	32	35
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.32	$1.14	$1.20	$1.14	$0.79	$1.67	$1.68	$1.52
Accumulation unit value at end of period	$1.58	$1.80	$1.72	$1.32	$1.14	$1.20	$1.14	$0.79	$1.67	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	27	34	38	54	75	113	132	148	151	164
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.46	$1.41	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	24	29	54	67	87	131	2,589	2,166	1,538	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$2.65	$2.92	$2.11	$1.78	$2.02	$1.51	$0.95	$1.60	$1.59	$1.43
Accumulation unit value at end of period	$2.55	$2.65	$2.92	$2.11	$1.78	$2.02	$1.51	$0.95	$1.60	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	3	18	22	24	24
MFS® Total Return Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.47	$1.35	$1.36	$1.26	$1.09	$1.43	$1.40	$1.28
Accumulation unit value at end of period	$1.78	$1.82	$1.72	$1.47	$1.35	$1.36	$1.26	$1.09	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	21	21	58	203	192	316	370	439	545	531
MFS® Utilities Series – Service Class (1/29/2003)
Accumulation unit value at beginning of period	$4.10	$3.72	$3.15	$2.83	$2.71	$2.43	$1.87	$3.06	$2.44	$1.90
Accumulation unit value at end of period	$3.43	$4.10	$3.72	$3.15	$2.83	$2.71	$2.43	$1.87	$3.06	$2.44
Number of accumulation units outstanding at end of period (000 omitted)	5	7	7	7	7	13	13	30	73	89
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.94	$0.98	$0.87	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	15	15	22	31	555	716	326	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	137

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.54	$1.14	$1.07	$1.17	$0.90	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.42	$1.54	$1.54	$1.14	$1.07	$1.17	$0.90	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.56	$2.79	$2.79	$2.45	$2.36	$1.85	$1.47	$2.41	$2.96	$2.18
Accumulation unit value at end of period	$3.57	$3.56	$2.79	$2.79	$2.45	$2.36	$1.85	$1.47	$2.41	$2.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	4	6	6	6	6
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.52	$1.98	$1.98	$1.75	$1.68	$1.32	$1.05	$1.73	$2.13	$1.57
Accumulation unit value at end of period	$2.52	$2.52	$1.98	$1.98	$1.75	$1.68	$1.32	$1.05	$1.73	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	11	13	15	17	18	16	16
Oppenheimer Capital Appreciation Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.09	$1.85	$1.45	$1.30	$1.34	$1.25	$0.89	$1.66	$1.49	$1.41
Accumulation unit value at end of period	$2.12	$2.09	$1.85	$1.45	$1.30	$1.34	$1.25	$0.89	$1.66	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	61	72	110	206	232	257	266	283	299	314
Oppenheimer Global Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.77	$2.76	$2.22	$1.87	$2.08	$1.83	$1.34	$2.28	$2.19	$1.90
Accumulation unit value at end of period	$2.82	$2.77	$2.76	$2.22	$1.87	$2.08	$1.83	$1.34	$2.28	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	9	33	38	38	41	42
Oppenheimer Global Strategic Income Fund/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.56	$1.41	$1.42	$1.26	$1.09	$1.30	$1.20	$1.14
Accumulation unit value at end of period	$1.47	$1.54	$1.53	$1.56	$1.41	$1.42	$1.26	$1.09	$1.30	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	204	245	461	487	681	912	3,444	3,043	3,205	2,256
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (1/29/2003)
Accumulation unit value at beginning of period	$3.26	$2.98	$2.16	$1.87	$1.95	$1.61	$1.20	$1.97	$2.04	$1.81
Accumulation unit value at end of period	$3.01	$3.26	$2.98	$2.16	$1.87	$1.95	$1.61	$1.20	$1.97	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	23	23	43	26	21	22	32	35	40	30
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.27	$1.13	$1.13	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.10	$1.23	$1.25	$1.27	$1.13	$1.13	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	33	35	53	52	62	101	1,394	1,935	1,649	—
Putnam VT Global Health Care Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.80	$2.24	$1.61	$1.34	$1.38	$1.37	$1.11	$1.36	$1.40	$1.38
Accumulation unit value at end of period	$2.97	$2.80	$2.24	$1.61	$1.34	$1.38	$1.37	$1.11	$1.36	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	15	24	55	78	100	157	167
Putnam VT Growth and Income Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.08	$1.91	$1.43	$1.23	$1.31	$1.17	$0.92	$1.52	$1.65	$1.45
Accumulation unit value at end of period	$1.88	$2.08	$1.91	$1.43	$1.23	$1.31	$1.17	$0.92	$1.52	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	2	2	7	7
Putnam VT International Equity Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$1.84	$2.01	$1.60	$1.33	$1.64	$1.52	$1.24	$2.25	$2.12	$1.69
Accumulation unit value at end of period	$1.81	$1.84	$2.01	$1.60	$1.33	$1.64	$1.52	$1.24	$2.25	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	18	20	29	33	44	47	53
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.80	$1.61	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.80	$1.61	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—	—	—
Putnam VT Research Fund – Class IB Shares (1/29/2003)
Accumulation unit value at beginning of period	$2.20	$1.95	$1.49	$1.29	$1.34	$1.17	$0.90	$1.48	$1.50	$1.38
Accumulation unit value at end of period	$2.13	$2.20	$1.95	$1.49	$1.29	$1.34	$1.17	$0.90	$1.48	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.72	$1.26	$1.09	$1.16	$0.94	$0.73	$1.23	$1.43	$1.24
Accumulation unit value at end of period	$1.64	$1.75	$1.72	$1.26	$1.09	$1.16	$0.94	$0.73	$1.23	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	5	8	10	10	20	263
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	98	100	101	102	103	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.19	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.40	$1.19	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	822	1,130	1,666	1,764	1,912	4,621	—	—	—	—

138	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.28	$1.23	$1.14	$1.12	$1.07	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.27	$1.19	$1.28	$1.23	$1.14	$1.12	$1.07	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	36	39	70	68	69	123	2,765	1,341	1,399	1,411
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	406	389	1,116	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,229	4,405	4,836	5,504	7,968	6,523	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.04	$0.94	$0.99	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.49	$1.49	$1.38	$1.04	$0.94	$0.99	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	24	35	61	77	90	140	3,055	2,078	1,314	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.09	$0.86	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.18	$1.20	$1.09	$0.86	$0.80	$0.84	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	25	29	61	75	88	142	3,099	1,834	1,226	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	252	532	526	149	349	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,806	7,449	10,514	13,050	16,190	18,282	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	486	491	495	557	568	324	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.39	$1.34	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,968	3,144	3,776	4,727	5,207	6,114	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.23	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.23	$1.20	$1.14	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,638	2,144	2,558	3,155	3,373	3,755	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (1/29/2003)
Accumulation unit value at beginning of period	$2.87	$2.86	$2.16	$1.94	$2.07	$1.69	$1.26	$1.88	$2.02	$1.71
Accumulation unit value at end of period	$2.55	$2.87	$2.86	$2.16	$1.94	$2.07	$1.69	$1.26	$1.88	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	92	102	168	220	330	415	510	605	687	648
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.35	$1.17	$1.28	$1.07	$0.80	$1.28	$1.23	$1.08
Accumulation unit value at end of period	$1.94	$1.98	$1.80	$1.35	$1.17	$1.28	$1.07	$0.80	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.55	$2.12	$1.78	$2.12	$1.73	$1.18	$2.20	$1.93	$1.43
Accumulation unit value at end of period	$2.35	$2.39	$2.55	$2.12	$1.78	$2.12	$1.73	$1.18	$2.20	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	47	53	62	75	91	107	541	759	386	184
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.02	$1.54	$1.31	$1.38	$1.14	$0.82	$1.38	$1.33	$1.26
Accumulation unit value at end of period	$2.03	$2.08	$2.02	$1.54	$1.31	$1.38	$1.14	$0.82	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	66	82	150	195	288	384	870	894	799	615
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.55	$1.32	$1.19	$1.13	$1.02	$0.90	$1.29	$1.22	$1.11
Accumulation unit value at end of period	$1.78	$1.79	$1.55	$1.32	$1.19	$1.13	$1.02	$0.90	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	43	43	—	—	13	20	15	15

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	139

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT International Equity Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$1.86	$2.01	$1.71	$1.53	$1.80	$1.57	$1.38	$2.42	$2.15	$1.78
Accumulation unit value at end of period	$1.86	$1.86	$2.01	$1.71	$1.53	$1.80	$1.57	$1.38	$2.42	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	33	36	47	49	52	61	64	67	87	78
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.18	$1.01	$1.05	$0.94	$0.82	$1.31	$1.30	$1.12
Accumulation unit value at end of period	$1.60	$1.63	$1.51	$1.18	$1.01	$1.05	$0.94	$0.82	$1.31	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	91	95	132	152	270	428	548	531	627	653
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (1/29/2003)
Accumulation unit value at beginning of period	$3.07	$3.02	$2.20	$1.86	$2.00	$1.71	$1.21	$1.70	$1.55	$1.49
Accumulation unit value at end of period	$3.06	$3.07	$3.02	$2.20	$1.86	$2.00	$1.71	$1.21	$1.70	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	77	96	196	256	388	514	77	95	133	142
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.65	$1.52	$1.19	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.65	$1.52	$1.19	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	46	54	56	69	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.33	$1.58	$1.49	$1.59	$1.28	$0.86	$1.49	$1.33	$1.10
Accumulation unit value at end of period	$2.14	$2.25	$2.33	$1.58	$1.49	$1.59	$1.28	$0.86	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	14	16	22	25	31	35	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.43	$1.40	$1.24	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.43	$1.40	$1.24	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	38	38	39	67	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.41	$1.35	$1.27	$1.21	$1.10	$1.10	$1.05	$1.03
Accumulation unit value at end of period	$1.37	$1.40	$1.35	$1.41	$1.35	$1.27	$1.21	$1.10	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	209	250	482	501	658	917	1,060	1,033	1,552	3,395
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	28	28	28	28	28	28	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27	$1.11
Accumulation unit value at end of period	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	115	80	96	91	130	124	89	113	168	170
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36
Accumulation unit value at end of period	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	2,598	3,459	4,367	5,828	6,871	7,882	19,909	27,146	17,556	13,071
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.25	$1.39	$1.32	$1.21	$1.17	$1.08	$1.12	$1.04	$1.05
Accumulation unit value at end of period	$1.21	$1.27	$1.25	$1.39	$1.32	$1.21	$1.17	$1.08	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,097	5,117	6,889	6,691	7,945	11,844	13,423	13,696	23,067	24,580
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.76	$1.52	$1.24
Accumulation unit value at end of period	$1.55	$1.57	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.76	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	—	—	—	—	68	68	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—
Accumulation unit value at end of period	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01	$1.06
Accumulation unit value at end of period	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	786	1,028	1,510	2,194	2,936	4,147	5,039	6,040	6,538	19,124

140	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12
Accumulation unit value at end of period	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4	4	12	12	87	16	16	19	24	29
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	54	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24	$1.09
Accumulation unit value at end of period	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,344	1,817	2,998	3,922	5,131	7,801	9,323	10,215	10,759	11,734
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51	$1.29
Accumulation unit value at end of period	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	2,597	3,315	4,568	6,023	7,706	10,251	47,600	45,615	31,206	25,297
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01	$1.53
Accumulation unit value at end of period	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	961	1,160	1,490	1,624	2,042	2,330	8,001	12,125	7,826	7,742
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	763	1,089	1,541	1,683	2,045	2,910	11,536	5,320	3,584	1,771
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10
Accumulation unit value at end of period	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	418	531	726	790	1,037	1,429	3,043	3,808	4,514	5,751
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	954	1,414	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18	$1.11
Accumulation unit value at end of period	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	201	315	445	540	724	967	23,958	16,287	14,534	6,780
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06	$1.03
Accumulation unit value at end of period	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	895	1,248	1,772	2,131	2,517	3,451	52,732	52,913	49,906	27,709
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.97	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	49	49	49	70	70	70	21	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24	$1.14
Accumulation unit value at end of period	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	58	112	135	195	258	361	910	3,801	2,883	38
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25	$1.11
Accumulation unit value at end of period	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	20	178	185	188	198	211	155	94	147	142
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,759	1,710	256	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,743	6,866	1,870	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,007	13,017	1,196	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	141

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,802	33,518	2,310	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.58	$1.23	$1.13	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15
Accumulation unit value at end of period	$1.73	$1.67	$1.58	$1.23	$1.13	$1.35	$1.09	$0.68	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	147	206	299	393	430	548	702	933	906	1,023
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—
Accumulation unit value at end of period	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	145	167	3	98	69	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27
Accumulation unit value at end of period	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	2	2
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.25	$1.08	$1.12	$0.94	$0.76	$1.29	$1.32	$1.13
Accumulation unit value at end of period	$1.73	$1.85	$1.69	$1.25	$1.08	$1.12	$0.94	$0.76	$1.29	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	50	51	41	41	—	—	—	14	23	23
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21
Accumulation unit value at end of period	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	90	215	275	460	585	721	23,264	17,911	14,170	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01	$0.99
Accumulation unit value at end of period	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	810	918	1,292	1,516	1,924	2,722	10,350	5,772	5,294	3,802
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	44	44	44	47	33	32	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.86	$1.41	$1.20	$1.23	$0.98	$0.74	$1.27	$1.27	$1.21
Accumulation unit value at end of period	$1.96	$2.04	$1.86	$1.41	$1.20	$1.23	$0.98	$0.74	$1.27	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.38	$1.22	$1.35	$1.06	$0.69	$1.20	$1.07	$1.04
Accumulation unit value at end of period	$1.95	$1.88	$1.79	$1.38	$1.22	$1.35	$1.06	$0.69	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	363	507	730	988	1,184	1,653	2,265	2,987	3,110	6,310
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.60	$1.35	$1.25	$1.17	$1.03	$0.86	$1.25	$1.19	$1.05
Accumulation unit value at end of period	$1.61	$1.69	$1.60	$1.35	$1.25	$1.17	$1.03	$0.86	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	5	52	52	48	48	48	100	112	67
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	8	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25
Accumulation unit value at end of period	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	27	24	21	19	38	24	24
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	125	216	320	383	562	719	17,706	14,635	11,432	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38	$1.27
Accumulation unit value at end of period	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,260	4,329	6,278	8,416	10,938	14,844	26,124	44,134	42,111	45,962
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.60	$1.20	$1.07	$1.09	$0.90	$0.72	$1.38	$1.11	$1.06
Accumulation unit value at end of period	$1.83	$1.75	$1.60	$1.20	$1.07	$1.09	$0.90	$0.72	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	15	15	36	15	15

142	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05	$1.03
Accumulation unit value at end of period	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,417	1,853	2,828	3,225	3,767	5,353	28,571	28,234	30,874	10,450
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55	$1.40
Accumulation unit value at end of period	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	564	749	940	1,346	1,681	2,112	10,749	15,569	9,998	6,670
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48	$1.28
Accumulation unit value at end of period	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	800	1,094	1,435	1,894	2,343	2,808	4,655	4,812	4,606	5,282
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.25	$1.00	$1.08	$0.91	$0.78	$1.37	$1.77	$1.50
Accumulation unit value at end of period	$1.39	$1.41	$1.25	$1.25	$1.00	$1.08	$0.91	$0.78	$1.37	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	50	55	71	103	150	172	590	821	1,056	270
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12
Accumulation unit value at end of period	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	414	465	497	598	1,057	1,140	1,013	1,631	1,849	1,382
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.59	$1.26	$1.13	$1.16	$1.06	$0.86	$1.39	$1.37	$1.18
Accumulation unit value at end of period	$1.56	$1.67	$1.59	$1.26	$1.13	$1.16	$1.06	$0.86	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	160	162	166	203	252	289	305	485	542	6,611
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27	$1.11
Accumulation unit value at end of period	$1.73	$1.83	$1.72	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	92	61	62	35	70	96	51	137	151	68
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.76	$1.30	$1.20	$1.28	$1.02	$0.73	$1.29	$1.18	$1.11
Accumulation unit value at end of period	$1.78	$1.86	$1.76	$1.30	$1.20	$1.28	$1.02	$0.73	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	14	15	16	17	19	36	39	141	125	98
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,376	1,692	2,275	2,493	3,114	4,186	21,774	22,313	26,747	18,800
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43	$1.20
Accumulation unit value at end of period	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	20	21	53	69	103	119	114	115	148	112
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32
Accumulation unit value at end of period	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,067	1,326	1,959	2,740	3,562	4,764	13,524	16,698	17,019	14,517
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	27	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.40	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	47	56	73	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15
Accumulation unit value at end of period	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	4,262	5,321	7,600	10,444	13,815	18,929	34,501	43,308	39,815	41,096
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	22	22	22	25	25	45	3	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	160	343	447	630	940	984	35,468	16,452	9,747	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	143

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.65	$1.31	$1.21	$1.31	$1.18	$0.92	$1.32	$1.23	$1.13
Accumulation unit value at end of period	$1.58	$1.69	$1.65	$1.31	$1.21	$1.31	$1.18	$0.92	$1.32	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	118	141	217	303	401	569	679	796	1,038	1,204
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.26	$0.96	$0.83	$0.88	$0.84	$0.58	$1.22	$1.23	$1.11
Accumulation unit value at end of period	$1.15	$1.31	$1.26	$0.96	$0.83	$0.88	$0.84	$0.58	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	564	637	1,008	1,430	2,083	2,907	3,241	4,292	3,865	4,263
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	143	348	493	799	1,082	1,257	38,185	34,319	25,309	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$2.18	$1.57	$1.33	$1.51	$1.13	$0.71	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.90	$1.98	$2.18	$1.57	$1.33	$1.51	$1.13	$0.71	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	9	10
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20	$1.09
Accumulation unit value at end of period	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	72	77	71	74	65	69	69	94	102	106
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82	$1.42
Accumulation unit value at end of period	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	20	42	41	41	43	55	58	91	120	32
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	34	93	122	179	249	265	8,046	11,790	4,909	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.50	$1.97	$1.97	$1.74	$1.68	$1.32	$1.05	$1.72	$2.12	$1.57
Accumulation unit value at end of period	$2.50	$2.50	$1.97	$1.97	$1.74	$1.68	$1.32	$1.05	$1.72	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	107	122	180	196	257	328	604	694	728	573
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15	$1.09
Accumulation unit value at end of period	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,419	1,837	2,809	3,669	4,615	6,424	7,178	8,981	8,700	10,182
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48	$1.29
Accumulation unit value at end of period	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	81	82	86	89	113	127	149	169	231	209
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07
Accumulation unit value at end of period	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,724	2,305	3,261	3,563	4,711	6,319	41,343	38,121	38,909	20,731
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41	$1.25
Accumulation unit value at end of period	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	20	35	41	41	89	24	25	61	71	75
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	259	398	496	620	718	853	20,192	30,027	26,289	—

144	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.84	$1.32	$1.10	$1.14	$1.13	$0.91	$1.12	$1.15	$1.14
Accumulation unit value at end of period	$2.43	$2.30	$1.84	$1.32	$1.10	$1.14	$1.13	$0.91	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	14	14	15	19	23	44	56	84	144	142
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.49	$1.18	$0.99	$1.21	$1.13	$0.92	$1.67	$1.57	$1.26
Accumulation unit value at end of period	$1.34	$1.36	$1.49	$1.18	$0.99	$1.21	$1.13	$0.92	$1.67	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	10	10	10	10	27	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.71	$1.25	$1.09	$1.16	$0.94	$0.73	$1.22	$1.43	$1.24
Accumulation unit value at end of period	$1.63	$1.74	$1.71	$1.25	$1.09	$1.16	$0.94	$0.73	$1.22	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	28	29	30	61	69	84	147	179	192	4,666
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	642	692	500	242	2,128	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,650	15,891	21,576	27,031	37,081	45,459	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	512	723	1,059	1,156	1,527	2,123	39,552	22,934	24,803	19,914
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,636	1,585	2,427	2,883	3,605	2,840	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,845	11,189	22,543	33,878	37,774	34,075	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.49	$1.48	$1.38	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	158	359	510	860	1,287	1,574	44,625	33,416	21,154	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	190	430	601	961	1,246	1,481	47,054	29,241	19,856	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,357	3,717	4,104	4,950	4,056	2,407	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85,354	105,569	144,525	168,701	206,439	248,214	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,289	2,467	3,113	2,106	1,555	774	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41,095	50,925	66,694	86,581	118,725	154,365	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	833	1,314	2,457	3,949	2,095	1,480	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	145

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.19	$1.14	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,127	16,596	22,248	28,639	34,697	43,744	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41	$1.19
Accumulation unit value at end of period	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,489	1,881	2,573	3,627	4,585	6,248	9,697	11,631	12,674	11,121
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08
Accumulation unit value at end of period	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	8	8	—	28	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93	$1.43
Accumulation unit value at end of period	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	487	627	815	1,135	1,529	1,843	8,675	12,927	7,675	6,793
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33	$1.26
Accumulation unit value at end of period	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	738	1,023	1,416	2,019	2,605	3,655	12,068	12,713	11,339	6,970
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.54	$1.31	$1.18	$1.13	$1.02	$0.90	$1.29	$1.22	$1.11
Accumulation unit value at end of period	$1.77	$1.78	$1.54	$1.31	$1.18	$1.13	$1.02	$0.90	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.46	$1.24	$1.12	$1.31	$1.14	$1.01	$1.76	$1.57	$1.30
Accumulation unit value at end of period	$1.35	$1.36	$1.46	$1.24	$1.12	$1.31	$1.14	$1.01	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	691	895	1,077	1,295	1,513	1,967	2,695	2,459	2,309	2,433
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.50	$1.17	$1.00	$1.04	$0.93	$0.82	$1.31	$1.30	$1.11
Accumulation unit value at end of period	$1.59	$1.63	$1.50	$1.17	$1.00	$1.04	$0.93	$0.82	$1.31	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	133	247	413	579	663	931	3,042	1,054	1,198	1,229
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.17	$2.13	$1.55	$1.32	$1.42	$1.21	$0.86	$1.21	$1.10	$1.06
Accumulation unit value at end of period	$2.16	$2.17	$2.13	$1.55	$1.32	$1.42	$1.21	$0.86	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,100	1,534	2,111	2,885	3,649	5,238	3,799	4,435	5,394	5,524
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.65	$1.52	$1.18	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.65	$1.52	$1.18	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	97	153	244	281	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.32	$1.57	$1.49	$1.59	$1.28	$0.85	$1.48	$1.33	$1.10
Accumulation unit value at end of period	$2.13	$2.23	$2.32	$1.57	$1.49	$1.59	$1.28	$0.85	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	249	307	378	522	593	844	2	2	1	1
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.24	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.43	$1.39	$1.24	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	105	108	182	238	253	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.40	$1.35	$1.27	$1.21	$1.10	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.37	$1.39	$1.34	$1.40	$1.35	$1.27	$1.21	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,303	2,780	3,415	3,466	4,101	5,623	8,408	8,640	12,231	8,454
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 1.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	5	6	7	7	7	7	—	—

146	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.08	$1.07	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.56	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27	$1.10
Accumulation unit value at end of period	$1.66	$1.67	$1.56	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	7	9	7	14	8
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.02	$0.91	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36
Accumulation unit value at end of period	$1.13	$1.13	$1.23	$1.02	$0.91	$1.16	$1.13	$0.86	$1.87	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	1,017	1,622	2,298	2,880	3,105	3,020	7,538	10,280	6,454	4,386
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.39	$1.32	$1.20	$1.17	$1.08	$1.12	$1.04	$1.05
Accumulation unit value at end of period	$1.21	$1.26	$1.25	$1.39	$1.32	$1.20	$1.17	$1.08	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,495	2,209	3,357	3,156	3,442	4,201	4,330	4,261	6,752	8,306
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.75	$1.52	$1.24
Accumulation unit value at end of period	$1.54	$1.56	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.75	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.09	$0.96	$0.98	$0.84	$0.66	$0.90	$1.00	—
Accumulation unit value at end of period	$1.53	$1.59	$1.39	$1.09	$0.96	$0.98	$0.84	$0.66	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00	$1.06
Accumulation unit value at end of period	$1.69	$1.63	$1.51	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	803	1,392	2,265	2,985	3,364	4,071	4,572	4,942	5,177	11,674
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.25	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12
Accumulation unit value at end of period	$1.68	$1.79	$1.62	$1.25	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	15	15	15	15	17	17
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.76	$1.72	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.65	$1.76	$1.72	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.50	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24	$1.09
Accumulation unit value at end of period	$1.67	$1.69	$1.50	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	318	539	1,351	1,845	2,205	2,659	2,866	2,952	2,897	3,765
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.39	$1.24	$1.34	$1.17	$0.93	$1.60	$1.51	$1.28
Accumulation unit value at end of period	$1.78	$1.86	$1.73	$1.39	$1.24	$1.34	$1.17	$0.93	$1.60	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,233	1,878	2,800	3,385	3,979	4,515	19,162	18,841	12,984	9,881
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.19	$2.27	$1.92	$2.48	$2.11	$1.24	$2.72	$2.01	$1.53
Accumulation unit value at end of period	$1.87	$2.10	$2.19	$2.27	$1.92	$2.48	$2.11	$1.24	$2.72	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	424	611	892	922	1,060	1,023	3,167	4,942	3,157	2,993
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	293	494	559	789	1,104	1,063	4,617	2,015	926	437
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.81	$1.74	$1.54	$1.48	$1.33	$0.88	$1.20	$1.20	$1.10
Accumulation unit value at end of period	$1.79	$1.84	$1.81	$1.74	$1.54	$1.48	$1.33	$0.88	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	214	303	417	455	536	626	705	918	1,074	1,254
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	836	1,181	1,850	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.79	$1.76	$1.71	$1.52	$1.46	$1.31	$0.94	$1.18	$1.17	$1.11
Accumulation unit value at end of period	$1.74	$1.79	$1.76	$1.71	$1.52	$1.46	$1.31	$0.94	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	88	133	242	285	392	461	10,027	7,265	6,611	2,750

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	147

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.32	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06	$1.03
Accumulation unit value at end of period	$1.28	$1.30	$1.26	$1.32	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	450	753	1,102	1,248	1,477	1,811	21,272	22,574	21,399	10,809
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.88	$0.90	$0.97	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	22	24	26	28	30	32	—	3	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.18	$1.00	$1.06	$0.92	$0.68	$1.25	$1.24	$1.14
Accumulation unit value at end of period	$1.80	$1.69	$1.51	$1.18	$1.00	$1.06	$0.92	$0.68	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	2	10	2	2	2	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.25	$1.10	$1.11	$0.98	$0.80	$1.29	$1.25	$1.11
Accumulation unit value at end of period	$1.77	$1.79	$1.61	$1.25	$1.10	$1.11	$0.98	$0.80	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	2	5	9	15	14	14	14	14	14	16
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,096	174	186	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,449	3,211	597	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,968	6,432	2,263	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,555	19,798	3,135	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.58	$1.23	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15
Accumulation unit value at end of period	$1.72	$1.66	$1.58	$1.23	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.53	$0.99	$1.00	—
Accumulation unit value at end of period	$1.28	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.53	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.66	$1.38	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27
Accumulation unit value at end of period	$1.53	$1.49	$1.66	$1.38	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	1	2	4	5	5	5	16	5	5	4
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.25	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.13
Accumulation unit value at end of period	$1.72	$1.84	$1.69	$1.25	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	2	5	8	11	12	12	12	12	12	10
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.91	$1.45	$1.33	$1.44	$1.16	$0.95	$1.35	$1.41	$1.20
Accumulation unit value at end of period	$1.77	$1.93	$1.91	$1.45	$1.33	$1.44	$1.16	$0.95	$1.35	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	62	88	197	273	382	428	10,255	8,531	6,901	89
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.04	$1.04	$1.03	$1.00	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.02	$1.03	$0.99	$1.03	$1.04	$1.04	$1.03	$1.00	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	255	340	412	522	511	591	3,255	1,766	1,184	748
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.56	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.41	$0.56	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	15	10	17	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.86	$1.40	$1.20	$1.22	$0.98	$0.74	$1.27	$1.27	$1.21
Accumulation unit value at end of period	$1.94	$2.03	$1.86	$1.40	$1.20	$1.22	$0.98	$0.74	$1.27	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	11	11	—	—	—	—

148	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.37	$1.22	$1.35	$1.06	$0.69	$1.19	$1.06	$1.04
Accumulation unit value at end of period	$1.94	$1.87	$1.79	$1.37	$1.22	$1.35	$1.06	$0.69	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	159	286	454	593	638	728	935	1,165	1,200	2,578
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.59	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19	$1.05
Accumulation unit value at end of period	$1.60	$1.68	$1.59	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.89	$0.89	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.29	$1.08	$0.98	$1.22	$1.20	$0.94	$1.53	$1.50	$1.25
Accumulation unit value at end of period	$1.09	$1.15	$1.29	$1.08	$0.98	$1.22	$1.20	$0.94	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	29	25	25	26	24	26	27
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.12	$1.07	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	112	176	275	342	410	507	7,706	6,563	5,181	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.90	$1.48	$1.30	$1.36	$1.19	$0.89	$1.59	$1.38	$1.26
Accumulation unit value at end of period	$2.05	$2.08	$1.90	$1.48	$1.30	$1.36	$1.19	$0.89	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,331	2,141	3,471	4,408	5,118	5,903	9,334	16,898	15,648	16,577
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.20	$1.07	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06
Accumulation unit value at end of period	$1.82	$1.74	$1.60	$1.20	$1.07	$1.09	$0.90	$0.71	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	5	8	11	12	12	12	12	12	11
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.32	$1.27	$1.21	$1.15	$1.02	$1.07	$1.05	$1.03
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.32	$1.27	$1.21	$1.15	$1.02	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,547	2,282	3,416	3,497	3,782	4,473	13,385	13,739	15,429	7,174
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.34	$1.76	$1.56	$1.79	$1.42	$1.03	$1.75	$1.54	$1.40
Accumulation unit value at end of period	$2.35	$2.43	$2.34	$1.76	$1.56	$1.79	$1.42	$1.03	$1.75	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	219	343	586	737	838	899	4,039	6,417	4,062	2,597
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.56	$1.22	$1.03	$1.28	$1.15	$0.93	$1.70	$1.48	$1.28
Accumulation unit value at end of period	$1.42	$1.40	$1.56	$1.22	$1.03	$1.28	$1.15	$0.93	$1.70	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	111	200	401	578	654	644	667	722	691	1,284
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.65	$1.48	$1.34	$1.33	$1.21	$0.91	$1.32	$1.29	$1.12
Accumulation unit value at end of period	$1.55	$1.70	$1.65	$1.48	$1.34	$1.33	$1.21	$0.91	$1.32	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	352	385	408	498	528	551	575	621	666	639
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.58	$1.26	$1.12	$1.16	$1.06	$0.86	$1.39	$1.37	$1.18
Accumulation unit value at end of period	$1.55	$1.66	$1.58	$1.26	$1.12	$1.16	$1.06	$0.86	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	60	96	101	153	173	182	190	188	281	2,957
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.71	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27	$1.11
Accumulation unit value at end of period	$1.72	$1.83	$1.71	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	2	16	17	20	21	31	74	110	121
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.75	$1.30	$1.19	$1.28	$1.02	$0.72	$1.28	$1.18	$1.10
Accumulation unit value at end of period	$1.77	$1.85	$1.75	$1.30	$1.19	$1.28	$1.02	$0.72	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	2	4	6	7	7	7	7	7	11
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.97	$1.98	$1.75	$1.80	$1.61	$1.38	$1.33	$1.22	$1.10
Accumulation unit value at end of period	$1.85	$1.97	$1.97	$1.98	$1.75	$1.80	$1.61	$1.38	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	495	726	1,112	1,195	1,400	1,587	7,972	8,575	9,880	6,143
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.52	$1.19	$1.00	$1.10	$1.04	$0.81	$1.43	$1.43	$1.19
Accumulation unit value at end of period	$1.33	$1.45	$1.52	$1.19	$1.00	$1.10	$1.04	$0.81	$1.43	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	45	71	155	192	223	234	244	274	283	331

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	149

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.09	$1.60	$1.38	$1.50	$1.23	$0.94	$1.52	$1.50	$1.32
Accumulation unit value at end of period	$2.08	$2.33	$2.09	$1.60	$1.38	$1.50	$1.23	$0.94	$1.52	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	415	629	1,071	1,430	1,690	1,904	5,063	6,456	6,588	5,189
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.17	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.31	$1.34	$1.17	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.40	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.26	$1.08	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15
Accumulation unit value at end of period	$1.66	$1.80	$1.68	$1.26	$1.08	$1.13	$1.00	$0.79	$1.26	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,691	2,580	4,193	5,612	6,698	7,635	13,387	16,530	15,014	15,482
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.80	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$1.06	$0.91	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.06	$0.91	$0.81	$0.89	$0.80	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	90	121	252	340	518	575	15,338	7,640	4,717	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.64	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23	$1.13
Accumulation unit value at end of period	$1.57	$1.68	$1.64	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	56	98	214	309	334	367	386	417	511	667
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.25	$0.96	$0.83	$0.87	$0.83	$0.58	$1.22	$1.23	$1.11
Accumulation unit value at end of period	$1.14	$1.30	$1.25	$0.96	$0.83	$0.87	$0.83	$0.58	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	269	432	989	1,437	1,733	1,918	1,891	2,274	1,899	2,383
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.45	$1.40	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	94	148	372	502	720	810	16,609	16,165	12,101	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$2.17	$1.57	$1.32	$1.51	$1.13	$0.71	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.89	$1.97	$2.17	$1.57	$1.32	$1.51	$1.13	$0.71	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	8	8	—	—	3	3
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.46	$1.25	$1.15	$1.15	$1.07	$0.93	$1.22	$1.20	$1.09
Accumulation unit value at end of period	$1.51	$1.55	$1.46	$1.25	$1.15	$1.15	$1.07	$0.93	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	28	48	128	136	128	114	120	132	139
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.03	$2.75	$2.33	$2.10	$2.01	$1.81	$1.39	$2.27	$1.82	$1.42
Accumulation unit value at end of period	$2.54	$3.03	$2.75	$2.33	$2.10	$2.01	$1.81	$1.39	$2.27	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	39	26	30	36	30	102	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	17	27	74	83	146	173	3,620	5,493	2,614	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.53	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.41	$1.53	$1.53	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	13	14	15	1	1	1	—

150	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.49	$1.96	$1.97	$1.73	$1.67	$1.32	$1.05	$1.72	$2.12	$1.57
Accumulation unit value at end of period	$2.49	$2.49	$1.96	$1.97	$1.73	$1.67	$1.32	$1.05	$1.72	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	54	62	106	113	130	148	171	199	172	214
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.42	$1.12	$1.00	$1.03	$0.97	$0.68	$1.28	$1.15	$1.09
Accumulation unit value at end of period	$1.62	$1.60	$1.42	$1.12	$1.00	$1.03	$0.97	$0.68	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	650	1,084	1,862	2,334	2,638	3,063	3,252	3,876	3,686	4,759
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.85	$1.49	$1.25	$1.40	$1.23	$0.90	$1.54	$1.48	$1.29
Accumulation unit value at end of period	$1.88	$1.85	$1.85	$1.49	$1.25	$1.40	$1.23	$0.90	$1.54	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1	2	4	4	4	4	4	4	4	4
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.46	$1.31	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07
Accumulation unit value at end of period	$1.37	$1.43	$1.42	$1.46	$1.31	$1.33	$1.18	$1.02	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,140	1,757	2,768	2,872	3,358	3,835	17,599	16,567	16,736	8,920
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$2.04	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41	$1.25
Accumulation unit value at end of period	$2.06	$2.24	$2.04	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	15	14	26	27	27	27	23
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.09	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	174	240	428	482	619	706	8,743	13,831	12,327	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.83	$1.32	$1.10	$1.13	$1.13	$0.91	$1.12	$1.15	$1.14
Accumulation unit value at end of period	$2.42	$2.29	$1.83	$1.32	$1.10	$1.13	$1.13	$0.91	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	2	1
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.48	$1.18	$0.99	$1.21	$1.12	$0.92	$1.67	$1.57	$1.25
Accumulation unit value at end of period	$1.33	$1.35	$1.48	$1.18	$0.99	$1.21	$1.12	$0.92	$1.67	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	6	6
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	18	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.71	$1.25	$1.08	$1.16	$0.94	$0.73	$1.22	$1.43	$1.24
Accumulation unit value at end of period	$1.62	$1.73	$1.71	$1.25	$1.08	$1.16	$0.94	$0.73	$1.22	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	23	30	31	37	39	70	54	56	62	1,601
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	920	1,394	1,393	1,097	718	311	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,415	7,636	8,134	10,369	15,182	19,052	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.27	$1.23	$1.14	$1.11	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.26	$1.18	$1.27	$1.23	$1.14	$1.11	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	253	396	599	668	801	988	15,119	8,617	9,067	6,418
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	605	1,414	1,292	2,074	1,238	689	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,879	6,574	9,884	12,782	10,021	10,681	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.03	$0.94	$0.98	$0.83	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.48	$1.48	$1.38	$1.03	$0.94	$0.98	$0.83	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	102	152	351	503	709	838	19,315	15,534	10,135	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	151

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.08	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.19	$1.08	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	107	163	381	524	784	912	20,521	13,665	9,500	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,618	6,270	8,994	7,841	8,198	7,344	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,281	70,771	90,378	96,525	107,320	114,757	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,148	3,501	4,157	4,472	4,132	3,683	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.34	$1.18	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,930	28,435	37,717	44,930	51,440	62,718	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	780	1,194	977	1,264	1,087	1,054	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,209	8,013	10,248	12,007	12,307	12,980	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.98	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.40	$1.19
Accumulation unit value at end of period	$1.76	$1.98	$1.98	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	617	950	1,450	1,963	2,230	2,533	2,957	3,379	3,794	4,319
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.34	$1.16	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08
Accumulation unit value at end of period	$1.92	$1.96	$1.78	$1.34	$1.16	$1.27	$1.06	$0.79	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.52	$2.10	$1.76	$2.11	$1.72	$1.17	$2.19	$1.92	$1.43
Accumulation unit value at end of period	$2.32	$2.37	$2.52	$2.10	$1.76	$2.11	$1.72	$1.17	$2.19	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	471	732	1,139	1,389	1,634	1,715	4,755	7,042	4,528	4,321
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$2.00	$1.53	$1.30	$1.37	$1.13	$0.81	$1.37	$1.33	$1.26
Accumulation unit value at end of period	$2.01	$2.06	$2.00	$1.53	$1.30	$1.37	$1.13	$0.81	$1.37	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	347	569	882	1,207	1,413	1,664	4,848	5,126	4,307	2,648

Variable account charges of 2.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.37	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.07	$1.06	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.55	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27	$1.10
Accumulation unit value at end of period	$1.66	$1.66	$1.55	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.02	$0.91	$1.15	$1.13	$0.86	$1.87	$1.80	$1.36
Accumulation unit value at end of period	$1.13	$1.12	$1.22	$1.02	$0.91	$1.15	$1.13	$0.86	$1.87	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	30	39	55	97	119	166	258	325	254	299

152	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.24	$1.38	$1.31	$1.20	$1.16	$1.08	$1.12	$1.04	$1.04
Accumulation unit value at end of period	$1.20	$1.26	$1.24	$1.38	$1.31	$1.20	$1.16	$1.08	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	86	99	141	151	175	348	352	348	572	638
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.68	$1.40	$1.18	$1.37	$1.24	$0.94	$1.75	$1.51	$1.24
Accumulation unit value at end of period	$1.53	$1.55	$1.68	$1.40	$1.18	$1.37	$1.24	$0.94	$1.75	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.09	$0.95	$0.98	$0.84	$0.66	$0.90	$1.00	—
Accumulation unit value at end of period	$1.52	$1.58	$1.39	$1.09	$0.95	$0.98	$0.84	$0.66	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.51	$1.12	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00	$1.06
Accumulation unit value at end of period	$1.68	$1.62	$1.51	$1.12	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	7	13	40	47	53	67	79	84	341
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.25	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30	$1.12
Accumulation unit value at end of period	$1.67	$1.78	$1.61	$1.25	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.72	$1.19	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.64	$1.75	$1.72	$1.19	$1.02	$1.03	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24	$1.09
Accumulation unit value at end of period	$1.66	$1.68	$1.49	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	19	30	72	104	112	256	279	279	273	345
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.38	$1.24	$1.33	$1.16	$0.93	$1.59	$1.51	$1.28
Accumulation unit value at end of period	$1.77	$1.85	$1.72	$1.38	$1.24	$1.33	$1.16	$0.93	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	24	27	30	65	109	138	433	428	358	461
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.18	$2.26	$1.91	$2.47	$2.10	$1.23	$2.72	$2.01	$1.53
Accumulation unit value at end of period	$1.86	$2.08	$2.18	$2.26	$1.91	$2.47	$2.10	$1.23	$2.72	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	14	15	21	29	38	50	92	136	101	171
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15	16	22	25	27	27	135	79	179	46
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.80	$1.73	$1.53	$1.48	$1.32	$0.88	$1.19	$1.20	$1.10
Accumulation unit value at end of period	$1.77	$1.83	$1.80	$1.73	$1.53	$1.48	$1.32	$0.88	$1.19	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	26	30	45	50	68	154	172	215	267	389
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	28	40	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.78	$1.75	$1.70	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17	$1.11
Accumulation unit value at end of period	$1.73	$1.78	$1.75	$1.70	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	9	10	206	152	192	84
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.31	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06	$1.03
Accumulation unit value at end of period	$1.27	$1.30	$1.26	$1.31	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	12	30	31	486	520	845	368
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.88	$0.90	$0.96	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.18	$1.00	$1.05	$0.92	$0.68	$1.25	$1.24	$1.14
Accumulation unit value at end of period	$1.79	$1.68	$1.50	$1.18	$1.00	$1.05	$0.92	$0.68	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	19	22	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	153

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.24	$1.10	$1.10	$0.98	$0.79	$1.29	$1.25	$1.11
Accumulation unit value at end of period	$1.76	$1.78	$1.61	$1.24	$1.10	$1.10	$0.98	$0.79	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	36	36	36	36	36	20	3	4	6	7
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	54	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	417	404	256	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.22	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15
Accumulation unit value at end of period	$1.71	$1.65	$1.57	$1.22	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	4	8	13	13	32	36	48	42	51
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.25	$0.92	$0.80	$0.89	$0.74	$0.53	$0.99	$1.00	—
Accumulation unit value at end of period	$1.28	$1.37	$1.25	$0.92	$0.80	$0.89	$0.74	$0.53	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.65	$1.38	$1.19	$1.39	$1.25	$1.00	$1.71	$1.55	$1.27
Accumulation unit value at end of period	$1.52	$1.48	$1.65	$1.38	$1.19	$1.39	$1.25	$1.00	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.12
Accumulation unit value at end of period	$1.70	$1.83	$1.68	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.90	$1.44	$1.32	$1.44	$1.16	$0.95	$1.35	$1.41	$1.20
Accumulation unit value at end of period	$1.76	$1.92	$1.90	$1.44	$1.32	$1.44	$1.16	$0.95	$1.35	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	8	14	197	155	161	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.03	$1.04	$1.03	$0.99	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.02	$1.02	$0.99	$1.03	$1.03	$1.04	$1.03	$0.99	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	12	15	17	30	30	102	66	140	131
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.40	$1.20	$1.22	$0.98	$0.74	$1.26	$1.27	$1.20
Accumulation unit value at end of period	$1.93	$2.02	$1.85	$1.40	$1.20	$1.22	$0.98	$0.74	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.78	$1.37	$1.21	$1.34	$1.06	$0.69	$1.19	$1.06	$1.04
Accumulation unit value at end of period	$1.93	$1.86	$1.78	$1.37	$1.21	$1.34	$1.06	$0.69	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	4	6	14	17	25	32	40	44	132
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.58	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19	$1.05
Accumulation unit value at end of period	$1.59	$1.67	$1.58	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.94	$0.81	$0.68	$0.81	$0.75	$0.61	$1.09	$1.00	—
Accumulation unit value at end of period	$0.88	$0.89	$0.94	$0.81	$0.68	$0.81	$0.75	$0.61	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

154	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.29	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49	$1.25
Accumulation unit value at end of period	$1.09	$1.14	$1.29	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	9	23	164	146	204	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.47	$1.29	$1.36	$1.18	$0.89	$1.59	$1.38	$1.26
Accumulation unit value at end of period	$2.04	$2.07	$1.89	$1.47	$1.29	$1.36	$1.18	$0.89	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	34	44	71	130	176	304	388	550	587	963
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11	$1.06
Accumulation unit value at end of period	$1.81	$1.73	$1.59	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.31	$1.27	$1.21	$1.15	$1.01	$1.07	$1.05	$1.03
Accumulation unit value at end of period	$1.27	$1.31	$1.26	$1.31	$1.27	$1.21	$1.15	$1.01	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	19	22	36	48	65	78	287	300	490	122
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.33	$1.75	$1.56	$1.78	$1.41	$1.03	$1.74	$1.54	$1.40
Accumulation unit value at end of period	$2.33	$2.42	$2.33	$1.75	$1.56	$1.78	$1.41	$1.03	$1.74	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	22	29	37	90	136	109	127
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.55	$1.22	$1.03	$1.27	$1.15	$0.93	$1.69	$1.48	$1.28
Accumulation unit value at end of period	$1.41	$1.40	$1.55	$1.22	$1.03	$1.27	$1.15	$0.93	$1.69	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	11	15	26	40	47	84	93	97	96	150
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.24	$0.99	$1.07	$0.90	$0.77	$1.37	$1.77	$1.49
Accumulation unit value at end of period	$1.38	$1.40	$1.24	$1.24	$0.99	$1.07	$0.90	$0.77	$1.37	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	8	9	13	16	19	43	50	52	47	42
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.65	$1.47	$1.33	$1.33	$1.20	$0.91	$1.31	$1.29	$1.11
Accumulation unit value at end of period	$1.54	$1.69	$1.65	$1.47	$1.33	$1.33	$1.20	$0.91	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	9	33	9	28	31	33
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.25	$1.12	$1.15	$1.06	$0.86	$1.39	$1.37	$1.18
Accumulation unit value at end of period	$1.54	$1.65	$1.57	$1.25	$1.12	$1.15	$1.06	$0.86	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	65
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.34	$1.22	$1.18	$0.99	$0.86	$1.21	$1.27	$1.10
Accumulation unit value at end of period	$1.71	$1.82	$1.70	$1.34	$1.22	$1.18	$0.99	$0.86	$1.21	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.29	$1.19	$1.27	$1.02	$0.72	$1.28	$1.18	$1.10
Accumulation unit value at end of period	$1.76	$1.84	$1.75	$1.29	$1.19	$1.27	$1.02	$0.72	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.96	$1.97	$1.75	$1.80	$1.60	$1.38	$1.32	$1.22	$1.10
Accumulation unit value at end of period	$1.84	$1.96	$1.96	$1.97	$1.75	$1.80	$1.60	$1.38	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	21	24	39	46	63	115	259	283	481	448
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.52	$1.18	$1.00	$1.09	$1.04	$0.81	$1.43	$1.43	$1.19
Accumulation unit value at end of period	$1.32	$1.45	$1.52	$1.18	$1.00	$1.09	$1.04	$0.81	$1.43	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.08	$1.60	$1.38	$1.50	$1.22	$0.94	$1.52	$1.50	$1.32
Accumulation unit value at end of period	$2.06	$2.32	$2.08	$1.60	$1.38	$1.50	$1.22	$0.94	$1.52	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	12	14	22	41	53	87	155	185	225	289
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.17	$0.87	$0.77	$0.76	$0.69	$0.58	$0.93	$1.00	—
Accumulation unit value at end of period	$1.31	$1.33	$1.17	$0.87	$0.77	$0.76	$0.69	$0.58	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	155

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.39	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.67	$1.26	$1.08	$1.13	$0.99	$0.79	$1.25	$1.31	$1.15
Accumulation unit value at end of period	$1.65	$1.79	$1.67	$1.26	$1.08	$1.13	$0.99	$0.79	$1.25	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	41	49	75	141	195	315	440	509	526	817
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.11	$0.94	$0.92	$0.89	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.79	$1.78	$1.52	$1.11	$0.94	$0.92	$0.89	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$1.06	$0.91	$0.81	$0.88	$0.80	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$0.99	$1.04	$1.06	$0.91	$0.81	$0.88	$0.80	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	14	41	282	132	103	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.63	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23	$1.13
Accumulation unit value at end of period	$1.57	$1.67	$1.63	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	4	4	3	5	5	7	20
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.24	$0.95	$0.83	$0.87	$0.83	$0.57	$1.22	$1.23	$1.11
Accumulation unit value at end of period	$1.14	$1.30	$1.24	$0.95	$0.83	$0.87	$0.83	$0.57	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	4	13	16	17	17	25	30	27	74
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.27	$0.99	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.40	$1.27	$0.99	$0.86	$0.93	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	3	16	16	314	298	290	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$2.16	$1.56	$1.32	$1.50	$1.13	$0.71	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.88	$1.96	$2.16	$1.56	$1.32	$1.50	$1.13	$0.71	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.45	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.20	$1.09
Accumulation unit value at end of period	$1.50	$1.54	$1.45	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.02	$2.74	$2.32	$2.09	$2.00	$1.80	$1.38	$2.27	$1.82	$1.41
Accumulation unit value at end of period	$2.52	$3.02	$2.74	$2.32	$2.09	$2.00	$1.80	$1.38	$2.27	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$0.86	$0.86	$0.67	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.93	$0.96	$0.86	$0.86	$0.67	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	6	64	100	52	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.52	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.40	$1.52	$1.52	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.48	$1.95	$1.96	$1.73	$1.67	$1.31	$1.04	$1.72	$2.12	$1.57
Accumulation unit value at end of period	$2.47	$2.48	$1.95	$1.96	$1.73	$1.67	$1.31	$1.04	$1.72	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	5	6	8	6
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.11	$1.00	$1.03	$0.96	$0.68	$1.28	$1.15	$1.09
Accumulation unit value at end of period	$1.61	$1.59	$1.41	$1.11	$1.00	$1.03	$0.96	$0.68	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8	11	17	36	44	77	70	80	65	152

156	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.84	$1.48	$1.25	$1.39	$1.23	$0.90	$1.54	$1.48	$1.29
Accumulation unit value at end of period	$1.87	$1.84	$1.84	$1.48	$1.25	$1.39	$1.23	$0.90	$1.54	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	4	6	8
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.45	$1.31	$1.32	$1.18	$1.01	$1.21	$1.13	$1.07
Accumulation unit value at end of period	$1.36	$1.42	$1.42	$1.45	$1.31	$1.32	$1.18	$1.01	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	48	56	93	111	156	263	573	562	807	629
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.03	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41	$1.25
Accumulation unit value at end of period	$2.05	$2.23	$2.03	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	2	2
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.08	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	12	12	192	276	368	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.27	$1.82	$1.31	$1.09	$1.13	$1.12	$0.91	$1.12	$1.15	$1.14
Accumulation unit value at end of period	$2.40	$2.27	$1.82	$1.31	$1.09	$1.13	$1.12	$0.91	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	14	14
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.47	$1.17	$0.98	$1.21	$1.12	$0.92	$1.67	$1.57	$1.25
Accumulation unit value at end of period	$1.32	$1.35	$1.47	$1.17	$0.98	$1.21	$1.12	$0.92	$1.67	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.24	$1.08	$1.15	$0.93	$0.72	$1.22	$1.42	$1.24
Accumulation unit value at end of period	$1.62	$1.72	$1.70	$1.24	$1.08	$1.15	$0.93	$0.72	$1.22	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	2	2	77
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	191	192	194	196	167	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.40	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.40	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	22	24	26	29	132	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.27	$1.22	$1.14	$1.11	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.25	$1.17	$1.27	$1.22	$1.14	$1.11	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	6	26	28	346	223	382	430
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	497	620	633	559	683	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	168	66	66	67	175	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.03	$0.94	$0.98	$0.82	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.47	$1.37	$1.03	$0.94	$0.98	$0.82	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	3	17	17	363	289	252	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.08	$0.86	$0.79	$0.84	$0.76	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.16	$1.18	$1.08	$0.86	$0.79	$0.84	$0.76	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	4	21	21	391	251	239	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,370	2,142	2,214	1,827	1,745	1,181	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	157

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,052	2,334	2,589	3,343	3,206	3,977	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	460	643	1,013	1,623	1,506	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	940	1,059	1,723	2,462	2,178	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	290	297	371	394	620	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	58	61	100	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.97	$1.49	$1.34	$1.43	$1.17	$0.88	$1.31	$1.40	$1.19
Accumulation unit value at end of period	$1.75	$1.97	$1.97	$1.49	$1.34	$1.43	$1.17	$0.88	$1.31	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	16	22	37	69	82	136	167	190	222	276
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.77	$1.33	$1.16	$1.26	$1.06	$0.79	$1.27	$1.23	$1.08
Accumulation unit value at end of period	$1.91	$1.94	$1.77	$1.33	$1.16	$1.26	$1.06	$0.79	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.51	$2.09	$1.76	$2.10	$1.71	$1.17	$2.19	$1.92	$1.43
Accumulation unit value at end of period	$2.31	$2.35	$2.51	$2.09	$1.76	$2.10	$1.71	$1.17	$2.19	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	4	5	7	17	23	22	79	123	88	117
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.99	$1.52	$1.29	$1.37	$1.13	$0.81	$1.37	$1.33	$1.26
Accumulation unit value at end of period	$2.00	$2.05	$1.99	$1.52	$1.29	$1.37	$1.13	$0.81	$1.37	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	9	12	19	36	48	83	154	168	174	174
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.52	$1.30	$1.17	$1.12	$1.01	$0.89	$1.29	$1.22	$1.11
Accumulation unit value at end of period	$1.75	$1.76	$1.52	$1.30	$1.17	$1.12	$1.01	$0.89	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.23	$1.11	$1.30	$1.14	$1.01	$1.76	$1.56	$1.30
Accumulation unit value at end of period	$1.34	$1.34	$1.45	$1.23	$1.11	$1.30	$1.14	$1.01	$1.76	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1	2	2	2	9	7	10	9
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.16	$0.99	$1.04	$0.93	$0.81	$1.30	$1.29	$1.11
Accumulation unit value at end of period	$1.57	$1.61	$1.49	$1.16	$0.99	$1.04	$0.93	$0.81	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5	10	23	38	41	90	98	87	127	129
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.15	$2.11	$1.54	$1.31	$1.41	$1.20	$0.86	$1.20	$1.10	$1.06
Accumulation unit value at end of period	$2.14	$2.15	$2.11	$1.54	$1.31	$1.41	$1.20	$0.86	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	14	18	25	38	58	114	14	16	25	28
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.64	$1.52	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.30	$1.56	$1.48	$1.58	$1.27	$0.85	$1.48	$1.33	$1.10
Accumulation unit value at end of period	$2.10	$2.21	$2.30	$1.56	$1.48	$1.58	$1.27	$0.85	$1.48	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	3	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.42	$1.39	$1.23	$1.11	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.42	$1.39	$1.23	$1.11	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.

158	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.39	$1.34	$1.26	$1.20	$1.09	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.35	$1.38	$1.33	$1.39	$1.34	$1.26	$1.20	$1.09	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	59	68	100	102	128	285	300	306	508	818
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 2.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.07	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.55	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26	$1.10
Accumulation unit value at end of period	$1.65	$1.66	$1.55	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	63	67	69	72	80	66	66	96	96
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.01	$0.91	$1.15	$1.12	$0.85	$1.86	$1.80	$1.36
Accumulation unit value at end of period	$1.12	$1.12	$1.22	$1.01	$0.91	$1.15	$1.12	$0.85	$1.86	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	253	293	318	413	466	506	1,095	1,482	974	867
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.23	$1.38	$1.31	$1.19	$1.16	$1.07	$1.11	$1.04	$1.04
Accumulation unit value at end of period	$1.19	$1.25	$1.23	$1.38	$1.31	$1.19	$1.16	$1.07	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	454	518	590	555	652	895	890	892	1,618	1,875
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.67	$1.39	$1.18	$1.37	$1.23	$0.94	$1.75	$1.51	$1.24
Accumulation unit value at end of period	$1.52	$1.54	$1.67	$1.39	$1.18	$1.37	$1.23	$0.94	$1.75	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	13	13	13	13
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—
Accumulation unit value at end of period	$1.52	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.50	$1.12	$1.00	$1.01	$0.89	$0.68	$1.19	$1.00	$1.06
Accumulation unit value at end of period	$1.68	$1.61	$1.50	$1.12	$1.00	$1.01	$0.89	$0.68	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	32	42	51	83	143	194	231	257	797
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.24	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30	$1.12
Accumulation unit value at end of period	$1.66	$1.77	$1.60	$1.24	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.19	$1.02	$1.02	$0.83	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.64	$1.75	$1.71	$1.19	$1.02	$1.02	$0.83	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.48	$1.13	$1.02	$0.99	$0.86	$0.70	$1.24	$1.23	$1.09
Accumulation unit value at end of period	$1.65	$1.68	$1.48	$1.13	$1.02	$0.99	$0.86	$0.70	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	64	86	102	119	190	352	415	478	563	678
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.38	$1.23	$1.33	$1.16	$0.93	$1.59	$1.50	$1.28
Accumulation unit value at end of period	$1.76	$1.84	$1.71	$1.38	$1.23	$1.33	$1.16	$0.93	$1.59	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	258	284	368	477	561	658	2,652	2,378	1,695	1,652
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.07	$2.17	$2.25	$1.91	$2.46	$2.10	$1.23	$2.71	$2.01	$1.53
Accumulation unit value at end of period	$1.85	$2.07	$2.17	$2.25	$1.91	$2.46	$2.10	$1.23	$2.71	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	80	83	94	166	188	195	488	668	481	488
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	131	150	161	164	246	398	1,050	773	184	183

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	159

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.79	$1.73	$1.52	$1.47	$1.32	$0.87	$1.19	$1.20	$1.10
Accumulation unit value at end of period	$1.77	$1.82	$1.79	$1.73	$1.52	$1.47	$1.32	$0.87	$1.19	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	72	75	81	110	131	160	218	277	389	540
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	55	79	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.69	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17	$1.11
Accumulation unit value at end of period	$1.72	$1.77	$1.74	$1.69	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7	12	15	20	25	53	1,448	904	790	375
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.31	$1.24	$1.19	$1.12	$1.00	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.27	$1.29	$1.25	$1.31	$1.24	$1.19	$1.12	$1.00	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	45	64	73	80	92	229	3,293	3,101	2,875	1,724
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.81	$0.71	$0.86	$0.77	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.96	$0.81	$0.71	$0.86	$0.77	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24	$1.14
Accumulation unit value at end of period	$1.78	$1.67	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9	10	14	15	10	20	84	189	155	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.24	$1.09	$1.10	$0.98	$0.79	$1.29	$1.25	$1.11
Accumulation unit value at end of period	$1.75	$1.77	$1.60	$1.24	$1.09	$1.10	$0.98	$0.79	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	13	13	13	13	13	13	13	13	13
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.03	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	357	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	159	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,282	1,630	251	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.22	$1.12	$1.34	$1.08	$0.68	$1.25	$1.12	$1.15
Accumulation unit value at end of period	$1.70	$1.64	$1.56	$1.22	$1.12	$1.34	$1.08	$0.68	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	12	17	29	34	55	70	94
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	$1.00	—
Accumulation unit value at end of period	$1.27	$1.37	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.64	$1.37	$1.19	$1.39	$1.24	$0.99	$1.70	$1.54	$1.27
Accumulation unit value at end of period	$1.51	$1.47	$1.64	$1.37	$1.19	$1.39	$1.24	$0.99	$1.70	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.12
Accumulation unit value at end of period	$1.70	$1.82	$1.67	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	8	8	8	8	8	8	8
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.44	$1.32	$1.43	$1.16	$0.95	$1.34	$1.41	$1.20
Accumulation unit value at end of period	$1.75	$1.91	$1.89	$1.44	$1.32	$1.43	$1.16	$0.95	$1.34	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	4	6	13	13	20	1,244	858	651	—

160	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.03	$1.03	$1.03	$0.99	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$0.98	$1.02	$1.03	$1.03	$1.03	$0.99	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	134	164	195	295	311	415	848	559	600	525
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.39	$1.19	$1.21	$0.98	$0.74	$1.26	$1.27	$1.20
Accumulation unit value at end of period	$1.92	$2.01	$1.84	$1.39	$1.19	$1.21	$0.98	$0.74	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.36	$1.21	$1.34	$1.05	$0.68	$1.19	$1.06	$1.04
Accumulation unit value at end of period	$1.92	$1.85	$1.77	$1.36	$1.21	$1.34	$1.05	$0.68	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	37	45	56	68	90	125	169	185	360
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.33	$1.23	$1.16	$1.03	$0.86	$1.24	$1.19	$1.04
Accumulation unit value at end of period	$1.58	$1.66	$1.57	$1.33	$1.23	$1.16	$1.03	$0.86	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	67	68	68	68	68	62	68	67	67
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	$1.00	—
Accumulation unit value at end of period	$0.88	$0.89	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.28	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49	$1.24
Accumulation unit value at end of period	$1.08	$1.14	$1.28	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	22	22
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	6	11	11	23	1,039	830	599	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.47	$1.29	$1.35	$1.18	$0.89	$1.58	$1.38	$1.26
Accumulation unit value at end of period	$2.02	$2.06	$1.88	$1.47	$1.29	$1.35	$1.18	$0.89	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	333	401	509	641	784	1,031	1,610	2,479	2,557	3,121
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11	$1.06
Accumulation unit value at end of period	$1.80	$1.72	$1.58	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	8	8	8	8	8	8	8
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.31	$1.26	$1.21	$1.14	$1.01	$1.07	$1.05	$1.03
Accumulation unit value at end of period	$1.26	$1.30	$1.25	$1.31	$1.26	$1.21	$1.14	$1.01	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	102	118	151	146	180	323	1,730	1,613	1,619	415
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.41	$2.32	$1.74	$1.55	$1.78	$1.41	$1.03	$1.74	$1.54	$1.40
Accumulation unit value at end of period	$2.32	$2.41	$2.32	$1.74	$1.55	$1.78	$1.41	$1.03	$1.74	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	49	63	82	111	123	166	606	844	600	502
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.54	$1.21	$1.03	$1.27	$1.15	$0.93	$1.69	$1.47	$1.28
Accumulation unit value at end of period	$1.40	$1.39	$1.54	$1.21	$1.03	$1.27	$1.15	$0.93	$1.69	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	66	79	80	106	142	174	230	254	261	346
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.23	$0.99	$1.07	$0.90	$0.77	$1.37	$1.76	$1.49
Accumulation unit value at end of period	$1.37	$1.39	$1.23	$1.23	$0.99	$1.07	$0.90	$0.77	$1.37	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	3	5	13	23	40	20
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.64	$1.47	$1.33	$1.33	$1.20	$0.90	$1.31	$1.29	$1.11
Accumulation unit value at end of period	$1.53	$1.68	$1.64	$1.47	$1.33	$1.33	$1.20	$0.90	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	54	146	190	207	208	324	322	386	455	274
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.57	$1.25	$1.11	$1.15	$1.05	$0.85	$1.39	$1.37	$1.18
Accumulation unit value at end of period	$1.53	$1.64	$1.57	$1.25	$1.11	$1.15	$1.05	$0.85	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	19	19	19	30	326

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	161

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.70	$1.33	$1.22	$1.17	$0.99	$0.86	$1.21	$1.27	$1.10
Accumulation unit value at end of period	$1.70	$1.81	$1.70	$1.33	$1.22	$1.17	$0.99	$0.86	$1.21	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	17	18	18	26	24
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.74	$1.28	$1.18	$1.27	$1.01	$0.72	$1.28	$1.17	$1.10
Accumulation unit value at end of period	$1.74	$1.83	$1.74	$1.28	$1.18	$1.27	$1.01	$0.72	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.95	$1.96	$1.74	$1.79	$1.60	$1.37	$1.32	$1.21	$1.10
Accumulation unit value at end of period	$1.83	$1.95	$1.95	$1.96	$1.74	$1.79	$1.60	$1.37	$1.32	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	138	158	180	192	231	310	1,340	1,308	1,631	1,338
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.51	$1.18	$0.99	$1.09	$1.04	$0.81	$1.43	$1.42	$1.19
Accumulation unit value at end of period	$1.32	$1.44	$1.51	$1.18	$0.99	$1.09	$1.04	$0.81	$1.43	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	38	38	38	42
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.07	$1.59	$1.37	$1.49	$1.22	$0.94	$1.52	$1.50	$1.32
Accumulation unit value at end of period	$2.05	$2.30	$2.07	$1.59	$1.37	$1.49	$1.22	$0.94	$1.52	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	79	90	115	152	200	281	737	899	954	886
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.17	$0.87	$0.77	$0.76	$0.68	$0.58	$0.93	$1.00	—
Accumulation unit value at end of period	$1.30	$1.33	$1.17	$0.87	$0.77	$0.76	$0.68	$0.58	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.39	$1.31	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	65	67	68	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.67	$1.25	$1.08	$1.12	$0.99	$0.79	$1.25	$1.31	$1.15
Accumulation unit value at end of period	$1.64	$1.78	$1.67	$1.25	$1.08	$1.12	$0.99	$0.79	$1.25	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	345	455	556	724	913	1,141	1,947	2,373	2,283	2,595
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.52	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.79	$1.77	$1.52	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$1.06	$0.91	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—
Accumulation unit value at end of period	$0.99	$1.03	$1.06	$0.91	$0.80	$0.88	$0.80	$0.60	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	8	18	19	29	1,918	779	442	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.63	$1.29	$1.19	$1.30	$1.17	$0.92	$1.31	$1.23	$1.13
Accumulation unit value at end of period	$1.56	$1.66	$1.63	$1.29	$1.19	$1.30	$1.17	$0.92	$1.31	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	8	12	19	25	29	34	41
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.24	$0.95	$0.82	$0.87	$0.83	$0.57	$1.22	$1.22	$1.11
Accumulation unit value at end of period	$1.13	$1.29	$1.24	$0.95	$0.82	$0.87	$0.83	$0.57	$1.22	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	19	22	27	34	64	102	126	164	133	151
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	10	20	22	35	2,001	1,638	1,128	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$2.15	$1.55	$1.31	$1.50	$1.12	$0.70	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.87	$1.95	$2.15	$1.55	$1.31	$1.50	$1.12	$0.70	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	28	28	28	31

162	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.44	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.19	$1.09
Accumulation unit value at end of period	$1.49	$1.53	$1.44	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	21	21	21	30	20
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$3.00	$2.72	$2.31	$2.09	$2.00	$1.80	$1.38	$2.27	$1.81	$1.41
Accumulation unit value at end of period	$2.51	$3.00	$2.72	$2.31	$2.09	$2.00	$1.80	$1.38	$2.27	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	48	48	48	48
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$0.86	$0.86	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—
Accumulation unit value at end of period	$0.93	$0.96	$0.86	$0.86	$0.67	$0.76	$0.64	$0.46	$0.84	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	4	5	6	395	554	210	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.13	$1.06	$1.16	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.39	$1.51	$1.52	$1.13	$1.06	$1.16	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.46	$1.94	$1.95	$1.72	$1.66	$1.31	$1.04	$1.71	$2.12	$1.57
Accumulation unit value at end of period	$2.46	$2.46	$1.94	$1.95	$1.72	$1.66	$1.31	$1.04	$1.71	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	3	6	10	10	12	20	38	52	61	58
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.11	$0.99	$1.03	$0.96	$0.68	$1.28	$1.15	$1.09
Accumulation unit value at end of period	$1.60	$1.58	$1.40	$1.11	$0.99	$1.03	$0.96	$0.68	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	75	103	140	157	198	273	327	413	433	543
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.83	$1.47	$1.24	$1.39	$1.22	$0.90	$1.53	$1.48	$1.28
Accumulation unit value at end of period	$1.86	$1.83	$1.83	$1.47	$1.24	$1.39	$1.22	$0.90	$1.53	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	20	20	20	20	21	22	22
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.13	$1.07
Accumulation unit value at end of period	$1.35	$1.41	$1.41	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	227	251	280	309	361	485	2,483	2,140	2,194	1,396
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.02	$1.47	$1.27	$1.33	$1.11	$0.82	$1.36	$1.40	$1.25
Accumulation unit value at end of period	$2.04	$2.21	$2.02	$1.47	$1.27	$1.33	$1.11	$0.82	$1.36	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.08	$1.21	$1.23	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	9	12	13	29	1,099	1,528	1,244	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.81	$1.30	$1.09	$1.12	$1.12	$0.91	$1.12	$1.15	$1.14
Accumulation unit value at end of period	$2.39	$2.26	$1.81	$1.30	$1.09	$1.12	$1.12	$0.91	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	3	4	4	12	12
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.47	$1.17	$0.98	$1.20	$1.12	$0.91	$1.66	$1.57	$1.25
Accumulation unit value at end of period	$1.32	$1.34	$1.47	$1.17	$0.98	$1.20	$1.12	$0.91	$1.66	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.69	$1.23	$1.07	$1.15	$0.93	$0.72	$1.22	$1.42	$1.24
Accumulation unit value at end of period	$1.61	$1.71	$1.69	$1.23	$1.07	$1.15	$0.93	$0.72	$1.22	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	4	5	8	254
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	278	293	380	382	448	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	163

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.24	$1.17	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	31	42	51	56	64	145	2,396	1,341	1,390	1,280
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	215	29	30	30	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	763	1,070	1,862	2,291	3,336	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.37	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.46	$1.37	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	10	41	45	66	2,385	1,631	966	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.08	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.16	$1.18	$1.08	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	12	25	26	43	2,451	1,391	904	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.30	$1.26	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	330	342	784	828	1,126	989	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.16	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,544	9,531	11,587	12,869	14,410	16,444	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,622	2,028	2,636	3,659	5,857	7,566	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.22	$1.18	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	346	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	881	1,501	2,419	2,683	3,591	3,624	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.96	$1.49	$1.34	$1.43	$1.17	$0.87	$1.31	$1.40	$1.19
Accumulation unit value at end of period	$1.74	$1.96	$1.96	$1.49	$1.34	$1.43	$1.17	$0.87	$1.31	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	130	146	164	218	282	375	551	670	787	714
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.32	$1.15	$1.26	$1.06	$0.79	$1.27	$1.22	$1.08
Accumulation unit value at end of period	$1.90	$1.93	$1.76	$1.32	$1.15	$1.26	$1.06	$0.79	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.50	$2.08	$1.75	$2.09	$1.71	$1.17	$2.19	$1.92	$1.43
Accumulation unit value at end of period	$2.30	$2.34	$2.50	$2.08	$1.75	$2.09	$1.71	$1.17	$2.19	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	17	20	25	30	43	63	398	583	317	295
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.98	$1.51	$1.29	$1.36	$1.13	$0.81	$1.37	$1.33	$1.25
Accumulation unit value at end of period	$1.98	$2.04	$1.98	$1.51	$1.29	$1.36	$1.13	$0.81	$1.37	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	68	83	97	132	167	225	641	665	612	446
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.29	$1.17	$1.12	$1.01	$0.89	$1.28	$1.22	$1.11
Accumulation unit value at end of period	$1.74	$1.75	$1.52	$1.29	$1.17	$1.12	$1.01	$0.89	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3

164	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.44	$1.23	$1.11	$1.30	$1.13	$1.00	$1.75	$1.56	$1.30
Accumulation unit value at end of period	$1.33	$1.33	$1.44	$1.23	$1.11	$1.30	$1.13	$1.00	$1.75	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	60	76	83	90	102	104	179	156	168	177
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.48	$1.16	$0.99	$1.03	$0.93	$0.81	$1.30	$1.29	$1.11
Accumulation unit value at end of period	$1.56	$1.60	$1.48	$1.16	$0.99	$1.03	$0.93	$0.81	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	26	37	40	44	64	109	175	110	147	166
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.14	$2.10	$1.53	$1.30	$1.41	$1.20	$0.85	$1.20	$1.10	$1.06
Accumulation unit value at end of period	$2.12	$2.14	$2.10	$1.53	$1.30	$1.41	$1.20	$0.85	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	161	180	210	303	368	439	185	233	330	320
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.64	$1.51	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	11	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.29	$1.55	$1.47	$1.57	$1.27	$0.85	$1.48	$1.32	$1.10
Accumulation unit value at end of period	$2.09	$2.20	$2.29	$1.55	$1.47	$1.57	$1.27	$0.85	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	14	17	19	25	29	34	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.42	$1.39	$1.23	$1.10	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.42	$1.39	$1.23	$1.10	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	32	46	59	64	102	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.38	$1.33	$1.26	$1.20	$1.09	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.34	$1.37	$1.32	$1.38	$1.33	$1.26	$1.20	$1.09	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	288	351	399	425	475	616	440	456	805	956
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 2.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	9	10	20	20	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.06	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.54	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26	$1.10
Accumulation unit value at end of period	$1.64	$1.65	$1.54	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	1
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.01	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80	$1.36
Accumulation unit value at end of period	$1.11	$1.11	$1.21	$1.01	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	469	664	767	969	1,095	1,143	2,948	3,883	2,568	1,868
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.37	$1.30	$1.19	$1.16	$1.07	$1.11	$1.04	$1.04
Accumulation unit value at end of period	$1.19	$1.24	$1.23	$1.37	$1.30	$1.19	$1.16	$1.07	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	778	1,028	1,254	1,192	1,402	1,915	2,198	2,193	3,613	3,815
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.66	$1.39	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51	$1.24
Accumulation unit value at end of period	$1.51	$1.54	$1.66	$1.39	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—
Accumulation unit value at end of period	$1.51	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	7	7	7	6	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	165

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.49	$1.11	$1.00	$1.01	$0.89	$0.68	$1.18	$1.00	$1.06
Accumulation unit value at end of period	$1.67	$1.60	$1.49	$1.11	$1.00	$1.01	$0.89	$0.68	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	168	338	444	572	671	830	972	1,039	1,098	3,076
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.59	$1.24	$1.10	$1.12	$1.01	$0.86	$1.20	$1.29	$1.12
Accumulation unit value at end of period	$1.65	$1.76	$1.59	$1.24	$1.10	$1.12	$1.01	$0.86	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.74	$1.71	$1.19	$1.01	$1.02	$0.83	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.63	$1.74	$1.71	$1.19	$1.01	$1.02	$0.83	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.13	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09
Accumulation unit value at end of period	$1.64	$1.67	$1.48	$1.13	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	217	422	657	780	1,000	1,375	1,651	1,706	1,699	1,950
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.70	$1.37	$1.23	$1.32	$1.16	$0.93	$1.59	$1.50	$1.28
Accumulation unit value at end of period	$1.75	$1.83	$1.70	$1.37	$1.23	$1.32	$1.16	$0.93	$1.59	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	482	611	752	954	1,184	1,424	6,746	6,318	4,403	3,648
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.06	$2.15	$2.24	$1.90	$2.45	$2.09	$1.23	$2.71	$2.00	$1.53
Accumulation unit value at end of period	$1.84	$2.06	$2.15	$2.24	$1.90	$2.45	$2.09	$1.23	$2.71	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	180	241	329	338	389	416	1,345	1,926	1,273	1,208
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	138	167	260	289	1,125	1,266	2,602	959	883	744
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.79	$1.72	$1.52	$1.47	$1.31	$0.87	$1.19	$1.19	$1.10
Accumulation unit value at end of period	$1.75	$1.81	$1.79	$1.72	$1.52	$1.47	$1.31	$0.87	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	136	167	194	209	267	385	579	748	899	1,062
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	393	483	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.69	$1.50	$1.44	$1.30	$0.93	$1.18	$1.17	$1.11
Accumulation unit value at end of period	$1.71	$1.76	$1.74	$1.69	$1.50	$1.44	$1.30	$0.93	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	45	56	55	119	184	3,633	2,386	2,246	1,168
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.30	$1.24	$1.18	$1.11	$1.00	$1.08	$1.05	$1.03
Accumulation unit value at end of period	$1.26	$1.28	$1.24	$1.30	$1.24	$1.18	$1.11	$1.00	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	152	212	265	255	419	533	7,805	7,577	7,791	5,167
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.96	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	16	16	16	16	13	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24	$1.14
Accumulation unit value at end of period	$1.77	$1.66	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16	19	26	32	48	52	118	316	203	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.59	$1.23	$1.09	$1.10	$0.98	$0.79	$1.28	$1.25	$1.11
Accumulation unit value at end of period	$1.74	$1.76	$1.59	$1.23	$1.09	$1.10	$0.98	$0.79	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	22	30	63
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303	253	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.03	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	967	1,228	—	—	—	—	—	—	—	—

166	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,142	1,010	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,279	4,172	382	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.55	$1.21	$1.11	$1.34	$1.08	$0.68	$1.25	$1.12	$1.15
Accumulation unit value at end of period	$1.69	$1.63	$1.55	$1.21	$1.11	$1.34	$1.08	$0.68	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	11	15	28	35	44	62	95	146	137	148
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	$1.00	—
Accumulation unit value at end of period	$1.27	$1.36	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	8	8	8	7	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.63	$1.37	$1.19	$1.38	$1.24	$0.99	$1.70	$1.54	$1.27
Accumulation unit value at end of period	$1.50	$1.46	$1.63	$1.37	$1.19	$1.38	$1.24	$0.99	$1.70	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.66	$1.23	$1.06	$1.10	$0.93	$0.76	$1.28	$1.31	$1.12
Accumulation unit value at end of period	$1.68	$1.81	$1.66	$1.23	$1.06	$1.10	$0.93	$0.76	$1.28	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.88	$1.43	$1.31	$1.43	$1.15	$0.94	$1.34	$1.41	$1.20
Accumulation unit value at end of period	$1.74	$1.90	$1.88	$1.43	$1.31	$1.43	$1.15	$0.94	$1.34	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	21	48	53	77	122	136	3,544	2,710	2,205	4
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.02	$1.03	$1.02	$0.99	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.00	$1.01	$0.98	$1.02	$1.02	$1.03	$1.02	$0.99	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	122	150	198	237	317	475	1,632	928	951	794
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.56	$0.69	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.41	$0.56	$0.69	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	10	11	11	7	5	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.39	$1.19	$1.21	$0.97	$0.73	$1.26	$1.27	$1.20
Accumulation unit value at end of period	$1.91	$2.00	$1.83	$1.39	$1.19	$1.21	$0.97	$0.73	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.36	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06	$1.04
Accumulation unit value at end of period	$1.91	$1.84	$1.76	$1.36	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	63	107	153	189	203	246	317	396	438	881
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.32	$1.23	$1.15	$1.02	$0.85	$1.24	$1.19	$1.04
Accumulation unit value at end of period	$1.58	$1.65	$1.57	$1.32	$1.23	$1.15	$1.02	$0.85	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	$1.00	—
Accumulation unit value at end of period	$0.88	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.28	$1.06	$0.96	$1.21	$1.19	$0.93	$1.52	$1.49	$1.24
Accumulation unit value at end of period	$1.07	$1.13	$1.28	$1.06	$0.96	$1.21	$1.19	$0.93	$1.52	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.06	$1.06	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.08	$1.12	$1.13	$1.11	$1.06	$1.06	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	19	42	47	47	72	100	2,636	2,023	1,799	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.46	$1.28	$1.35	$1.18	$0.89	$1.58	$1.38	$1.26
Accumulation unit value at end of period	$2.01	$2.05	$1.87	$1.46	$1.28	$1.35	$1.18	$0.89	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	587	835	1,123	1,443	1,778	2,267	3,812	6,343	6,113	6,881

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	167

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.57	$1.18	$1.05	$1.08	$0.89	$0.71	$1.37	$1.11	$1.06
Accumulation unit value at end of period	$1.79	$1.71	$1.57	$1.18	$1.05	$1.08	$0.89	$0.71	$1.37	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	11	12	43	44	44	44	45	44	16	13
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.30	$1.26	$1.20	$1.14	$1.01	$1.07	$1.05	$1.03
Accumulation unit value at end of period	$1.25	$1.29	$1.25	$1.30	$1.26	$1.20	$1.14	$1.01	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	399	619	757	733	917	1,193	4,611	4,369	5,217	2,104
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.31	$1.73	$1.55	$1.77	$1.41	$1.03	$1.74	$1.54	$1.40
Accumulation unit value at end of period	$2.31	$2.39	$2.31	$1.73	$1.55	$1.77	$1.41	$1.03	$1.74	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	76	103	122	167	202	254	1,551	2,267	1,493	1,028
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.54	$1.21	$1.02	$1.26	$1.14	$0.93	$1.69	$1.47	$1.28
Accumulation unit value at end of period	$1.40	$1.38	$1.54	$1.21	$1.02	$1.26	$1.14	$0.93	$1.69	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	136	220	273	344	401	441	570	644	620	854
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.23	$0.98	$1.06	$0.90	$0.77	$1.36	$1.76	$1.49
Accumulation unit value at end of period	$1.36	$1.38	$1.23	$1.23	$0.98	$1.06	$0.90	$0.77	$1.36	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	5	8	10	13	23	25	92	109	103	58
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.63	$1.46	$1.32	$1.32	$1.20	$0.90	$1.31	$1.29	$1.11
Accumulation unit value at end of period	$1.52	$1.67	$1.63	$1.46	$1.32	$1.32	$1.20	$0.90	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	128	132	147	148	151	155	211	288	291	261
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.37	$1.18
Accumulation unit value at end of period	$1.52	$1.64	$1.56	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	93	97	112	113	127	128	129	129	148	1,123
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.69	$1.33	$1.21	$1.17	$0.99	$0.86	$1.20	$1.26	$1.10
Accumulation unit value at end of period	$1.69	$1.80	$1.69	$1.33	$1.21	$1.17	$0.99	$0.86	$1.20	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	37	37	39	17	17	22	34	28
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.73	$1.28	$1.18	$1.26	$1.01	$0.72	$1.28	$1.17	$1.10
Accumulation unit value at end of period	$1.74	$1.82	$1.73	$1.28	$1.18	$1.26	$1.01	$0.72	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	21	21	21	21	21	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.94	$1.95	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21	$1.10
Accumulation unit value at end of period	$1.82	$1.94	$1.94	$1.95	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	308	395	470	502	632	805	3,313	3,291	4,169	3,093
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.17	$0.99	$1.09	$1.03	$0.80	$1.42	$1.42	$1.19
Accumulation unit value at end of period	$1.31	$1.43	$1.50	$1.17	$0.99	$1.09	$1.03	$0.80	$1.42	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	91	95	106	107	109	134	135	138	120	44
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.06	$1.58	$1.37	$1.49	$1.22	$0.93	$1.51	$1.50	$1.32
Accumulation unit value at end of period	$2.04	$2.29	$2.06	$1.58	$1.37	$1.49	$1.22	$0.93	$1.51	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	174	252	347	449	553	671	1,899	2,327	2,412	2,053
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.16	$0.86	$0.77	$0.76	$0.68	$0.58	$0.93	$1.00	—
Accumulation unit value at end of period	$1.30	$1.32	$1.16	$0.86	$0.77	$0.76	$0.68	$0.58	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.39	$1.31	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	14	17	24	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.66	$1.25	$1.07	$1.12	$0.99	$0.78	$1.25	$1.31	$1.15
Accumulation unit value at end of period	$1.63	$1.77	$1.66	$1.25	$1.07	$1.12	$0.99	$0.78	$1.25	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	733	1,034	1,359	1,773	2,197	2,697	4,887	5,937	5,631	5,950
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.78	$1.77	$1.51	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

168	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	22	68	77	84	153	179	5,423	2,489	1,537	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.62	$1.29	$1.19	$1.30	$1.16	$0.92	$1.31	$1.23	$1.13
Accumulation unit value at end of period	$1.55	$1.65	$1.62	$1.29	$1.19	$1.30	$1.16	$0.92	$1.31	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	28	80	97	110	145	162	172	178	210	234
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.23	$0.94	$0.82	$0.87	$0.83	$0.57	$1.21	$1.22	$1.11
Accumulation unit value at end of period	$1.12	$1.28	$1.23	$0.94	$0.82	$0.87	$0.83	$0.57	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	129	292	381	451	560	642	650	746	628	744
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	15	57	73	84	162	193	5,730	5,119	3,863	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$2.14	$1.55	$1.31	$1.49	$1.12	$0.70	$1.19	$1.18	$1.07
Accumulation unit value at end of period	$1.86	$1.94	$2.14	$1.55	$1.31	$1.49	$1.12	$0.70	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.43	$1.23	$1.14	$1.14	$1.06	$0.92	$1.21	$1.19	$1.09
Accumulation unit value at end of period	$1.48	$1.52	$1.43	$1.23	$1.14	$1.14	$1.06	$0.92	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	12	12	12	31	30	30	30
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.99	$2.71	$2.30	$2.08	$1.99	$1.79	$1.38	$2.26	$1.81	$1.41
Accumulation unit value at end of period	$2.49	$2.99	$2.71	$2.30	$2.08	$1.99	$1.79	$1.38	$2.26	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	20	28	46	46	48	50	107	80	63	29
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—
Accumulation unit value at end of period	$0.92	$0.96	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	—
Number of accumulation units outstanding at end of period (000 omitted)	10	20	24	24	42	45	1,250	1,786	771	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.51	$1.12	$1.06	$1.16	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.39	$1.51	$1.51	$1.12	$1.06	$1.16	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	57	57	57	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.45	$1.93	$1.94	$1.71	$1.66	$1.31	$1.04	$1.71	$2.11	$1.57
Accumulation unit value at end of period	$2.45	$2.45	$1.93	$1.94	$1.71	$1.66	$1.31	$1.04	$1.71	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	17	19	34	37	48	55	105	118	121	104
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.10	$0.99	$1.02	$0.96	$0.68	$1.28	$1.14	$1.09
Accumulation unit value at end of period	$1.59	$1.57	$1.40	$1.10	$0.99	$1.02	$0.96	$0.68	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	254	407	560	678	791	988	1,061	1,218	1,209	1,390
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.83	$1.47	$1.24	$1.38	$1.22	$0.90	$1.53	$1.47	$1.28
Accumulation unit value at end of period	$1.85	$1.82	$1.83	$1.47	$1.24	$1.38	$1.22	$0.90	$1.53	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	6	14	14	24	22	22	22
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.40	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.12	$1.07
Accumulation unit value at end of period	$1.34	$1.41	$1.40	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	444	650	790	785	1,033	1,290	6,485	5,630	6,179	3,663
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.01	$1.46	$1.27	$1.33	$1.10	$0.82	$1.35	$1.40	$1.25
Accumulation unit value at end of period	$2.03	$2.20	$2.01	$1.46	$1.27	$1.33	$1.10	$0.82	$1.35	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	169

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.25	$1.11	$1.12	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.07	$1.21	$1.23	$1.25	$1.11	$1.12	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	21	46	51	48	88	114	2,958	4,286	4,060	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.80	$1.30	$1.08	$1.12	$1.12	$0.91	$1.11	$1.15	$1.14
Accumulation unit value at end of period	$2.38	$2.25	$1.80	$1.30	$1.08	$1.12	$1.12	$0.91	$1.11	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.46	$1.16	$0.98	$1.20	$1.11	$0.91	$1.66	$1.57	$1.25
Accumulation unit value at end of period	$1.31	$1.33	$1.46	$1.16	$0.98	$1.20	$1.11	$0.91	$1.66	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	45	45	45	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.68	$1.23	$1.07	$1.15	$0.93	$0.72	$1.21	$1.42	$1.24
Accumulation unit value at end of period	$1.60	$1.70	$1.68	$1.23	$1.07	$1.15	$0.93	$0.72	$1.21	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	19	19	19	19	24	661
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	92	92	93	194	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,824	2,358	3,173	4,710	5,125	5,722	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.24	$1.16	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.24	$1.16	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	142	184	175	286	378	5,689	3,061	3,486	3,284
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	503	510	517	780	801	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,578	2,863	4,102	5,610	6,482	8,040	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.36	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.46	$1.36	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	19	63	80	108	187	231	6,690	4,924	3,253	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.15	$1.17	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	25	81	101	111	206	243	7,096	4,344	3,056	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,126	2,505	2,475	2,470	2,061	1,347	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,907	21,744	28,558	30,576	33,819	37,728	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	25	25	179	208	185	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,721	10,270	13,064	15,217	17,486	19,238	—	—	—	—

170	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,227	1,288	1,275	1,211	1,201	209	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	4,031	5,750	6,966	7,016	7,951	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.95	$1.48	$1.33	$1.42	$1.17	$0.87	$1.30	$1.40	$1.19
Accumulation unit value at end of period	$1.73	$1.95	$1.95	$1.48	$1.33	$1.42	$1.17	$0.87	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	274	401	503	664	781	966	1,307	1,543	1,737	1,608
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.32	$1.15	$1.26	$1.05	$0.79	$1.27	$1.22	$1.08
Accumulation unit value at end of period	$1.89	$1.92	$1.75	$1.32	$1.15	$1.26	$1.05	$0.79	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	5	5	5	3	3
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.49	$2.08	$1.74	$2.09	$1.71	$1.16	$2.18	$1.92	$1.43
Accumulation unit value at end of period	$2.28	$2.33	$2.49	$2.08	$1.74	$2.09	$1.71	$1.16	$2.18	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	106	194	224	263	332	360	1,418	2,018	1,224	1,154
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.97	$1.51	$1.28	$1.36	$1.12	$0.81	$1.37	$1.32	$1.25
Accumulation unit value at end of period	$1.97	$2.03	$1.97	$1.51	$1.28	$1.36	$1.12	$0.81	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	145	227	290	380	460	587	1,785	1,833	1,633	1,011
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.29	$1.16	$1.12	$1.01	$0.89	$1.28	$1.22	$1.11
Accumulation unit value at end of period	$1.73	$1.74	$1.51	$1.29	$1.16	$1.12	$1.01	$0.89	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	9	10	12	12	12	27	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.43	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56	$1.29
Accumulation unit value at end of period	$1.32	$1.33	$1.43	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	81	97	111	140	153	187	242	228	239	266
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.47	$1.15	$0.99	$1.03	$0.92	$0.81	$1.30	$1.29	$1.11
Accumulation unit value at end of period	$1.55	$1.59	$1.47	$1.15	$0.99	$1.03	$0.92	$0.81	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	12	15	49	74	96	170	284	211	224	231
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.09	$1.53	$1.30	$1.40	$1.20	$0.85	$1.20	$1.09	$1.06
Accumulation unit value at end of period	$2.11	$2.13	$2.09	$1.53	$1.30	$1.40	$1.20	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	190	215	276	368	420	543	341	414	577	583
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.63	$1.51	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	11	12	27	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.28	$1.55	$1.47	$1.57	$1.26	$0.85	$1.47	$1.32	$1.10
Accumulation unit value at end of period	$2.08	$2.19	$2.28	$1.55	$1.47	$1.57	$1.26	$0.85	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	28	34	39	56	60	80	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.23	$1.10	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.42	$1.38	$1.23	$1.10	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	26	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.38	$1.33	$1.25	$1.19	$1.09	$1.09	$1.04	$1.03
Accumulation unit value at end of period	$1.34	$1.36	$1.32	$1.38	$1.33	$1.25	$1.19	$1.09	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	387	446	512	549	643	908	976	967	1,405	1,245
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	171

Variable account charges of 2.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.14	$1.02	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.29	$1.14	$1.02	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$1.03	$0.85	$0.77	$1.03	$0.88	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.06	$1.05	$1.03	$0.85	$0.77	$1.03	$0.88	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	28	26	23	19	16	13	9	10	3	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.53	$1.16	$1.01	$0.98	$0.88	$0.75	$1.29	$1.26	$1.10
Accumulation unit value at end of period	$1.63	$1.64	$1.53	$1.16	$1.01	$0.98	$0.88	$0.75	$1.29	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	18	19	—	—	—	—	21	—	—
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.10	$1.21	$1.00	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80	$1.36
Accumulation unit value at end of period	$1.11	$1.10	$1.21	$1.00	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	471	679	753	878	922	818	1,640	2,149	1,494	1,212
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.36	$1.30	$1.19	$1.15	$1.07	$1.11	$1.04	$1.04
Accumulation unit value at end of period	$1.18	$1.24	$1.22	$1.36	$1.30	$1.19	$1.15	$1.07	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	795	998	1,126	966	1,044	1,217	1,315	1,306	2,261	2,483
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.65	$1.38	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51	$1.23
Accumulation unit value at end of period	$1.50	$1.53	$1.65	$1.38	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—
Accumulation unit value at end of period	$1.50	$1.56	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.48	$1.11	$0.99	$1.01	$0.89	$0.67	$1.18	$1.00	$1.06
Accumulation unit value at end of period	$1.66	$1.60	$1.48	$1.11	$0.99	$1.01	$0.89	$0.67	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	346	562	754	898	984	1,097	1,283	1,514	1,696	3,077
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.23	$1.10	$1.11	$1.01	$0.86	$1.20	$1.29	$1.11
Accumulation unit value at end of period	$1.64	$1.75	$1.58	$1.23	$1.10	$1.11	$1.01	$0.86	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.12	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09
Accumulation unit value at end of period	$1.63	$1.66	$1.47	$1.12	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	188	266	447	521	660	714	948	914	927	1,090
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.37	$1.23	$1.32	$1.15	$0.92	$1.59	$1.50	$1.28
Accumulation unit value at end of period	$1.73	$1.82	$1.69	$1.37	$1.23	$1.32	$1.15	$0.92	$1.59	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	548	760	891	1,039	1,150	1,238	3,951	3,766	3,013	2,632
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.05	$2.14	$2.23	$1.89	$2.45	$2.09	$1.22	$2.70	$2.00	$1.53
Accumulation unit value at end of period	$1.83	$2.05	$2.14	$2.23	$1.89	$2.45	$2.09	$1.22	$2.70	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	184	240	276	261	288	249	650	980	722	811
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.05	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.05	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	326	439	840	1,138	1,039	1,159	2,521	1,283	811	752
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.78	$1.71	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19	$1.10
Accumulation unit value at end of period	$1.74	$1.80	$1.78	$1.71	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	135	164	213	223	253	311	344	457	720	397
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	411	487	616	—	—	—	—	—	—	—

172	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.75	$1.73	$1.68	$1.50	$1.44	$1.30	$0.93	$1.17	$1.17	$1.11
Accumulation unit value at end of period	$1.70	$1.75	$1.73	$1.68	$1.50	$1.44	$1.30	$0.93	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	26	42	50	61	68	79	1,882	1,235	1,184	595
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.30	$1.23	$1.18	$1.11	$0.99	$1.08	$1.05	$1.03
Accumulation unit value at end of period	$1.25	$1.28	$1.24	$1.30	$1.23	$1.18	$1.11	$0.99	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	311	438	521	566	589	689	4,822	4,685	4,313	2,451
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.95	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.16	$0.99	$1.04	$0.91	$0.68	$1.24	$1.23	$1.13
Accumulation unit value at end of period	$1.76	$1.65	$1.48	$1.16	$0.99	$1.04	$0.91	$0.68	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.23	$1.09	$1.09	$0.97	$0.79	$1.28	$1.25	$1.11
Accumulation unit value at end of period	$1.73	$1.75	$1.58	$1.23	$1.09	$1.09	$0.97	$0.79	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.03	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	673	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,091	742	151	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,560	1,876	301	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.55	$1.21	$1.11	$1.33	$1.08	$0.67	$1.25	$1.12	$1.15
Accumulation unit value at end of period	$1.68	$1.62	$1.55	$1.21	$1.11	$1.33	$1.08	$0.67	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.23	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	$1.00	—
Accumulation unit value at end of period	$1.26	$1.35	$1.23	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.63	$1.36	$1.18	$1.38	$1.24	$0.99	$1.70	$1.54	$1.27
Accumulation unit value at end of period	$1.50	$1.46	$1.63	$1.36	$1.18	$1.38	$1.24	$0.99	$1.70	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	2	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.65	$1.23	$1.06	$1.10	$0.93	$0.75	$1.27	$1.31	$1.12
Accumulation unit value at end of period	$1.68	$1.80	$1.65	$1.23	$1.06	$1.10	$0.93	$0.75	$1.27	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.42	$1.31	$1.42	$1.15	$0.94	$1.34	$1.40	$1.20
Accumulation unit value at end of period	$1.73	$1.89	$1.87	$1.42	$1.31	$1.42	$1.15	$0.94	$1.34	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	13	18	21	31	33	34	1,801	1,352	1,210	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.01	$1.02	$1.03	$1.02	$0.99	$1.04	$1.00	$0.99
Accumulation unit value at end of period	$1.00	$1.01	$0.97	$1.01	$1.02	$1.03	$1.02	$0.99	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	76	119	146	163	160	193	991	592	238	176
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.41	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	173

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.38	$1.18	$1.20	$0.97	$0.73	$1.26	$1.27	$1.20
Accumulation unit value at end of period	$1.90	$1.99	$1.82	$1.38	$1.18	$1.20	$0.97	$0.73	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.35	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06	$1.04
Accumulation unit value at end of period	$1.89	$1.83	$1.75	$1.35	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	68	113	159	177	196	196	264	378	402	676
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.56	$1.32	$1.22	$1.15	$1.02	$0.85	$1.24	$1.19	$1.04
Accumulation unit value at end of period	$1.57	$1.65	$1.56	$1.32	$1.22	$1.15	$1.02	$0.85	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	$1.00	—
Accumulation unit value at end of period	$0.87	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	56	29	30	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.27	$1.06	$0.96	$1.21	$1.18	$0.93	$1.51	$1.49	$1.24
Accumulation unit value at end of period	$1.07	$1.12	$1.27	$1.06	$0.96	$1.21	$1.18	$0.93	$1.51	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	4	4	4	4	3
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.11	$1.06	$1.05	$0.99	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.08	$1.11	$1.13	$1.11	$1.06	$1.05	$0.99	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	102	203	370	392	479	415	1,595	1,286	917	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.86	$1.45	$1.28	$1.34	$1.17	$0.89	$1.58	$1.38	$1.26
Accumulation unit value at end of period	$2.00	$2.04	$1.86	$1.45	$1.28	$1.34	$1.17	$0.89	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	627	914	1,139	1,312	1,476	1,609	2,294	3,794	3,894	4,343
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.18	$1.05	$1.07	$0.89	$0.71	$1.37	$1.11	$1.06
Accumulation unit value at end of period	$1.78	$1.70	$1.57	$1.18	$1.05	$1.07	$0.89	$0.71	$1.37	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	8	6	1
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.30	$1.25	$1.20	$1.14	$1.01	$1.07	$1.05	$1.03
Accumulation unit value at end of period	$1.25	$1.28	$1.24	$1.30	$1.25	$1.20	$1.14	$1.01	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	847	1,089	1,232	1,167	1,232	1,394	3,281	3,195	3,799	2,184
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.30	$1.73	$1.54	$1.76	$1.40	$1.03	$1.73	$1.54	$1.40
Accumulation unit value at end of period	$2.29	$2.38	$2.30	$1.73	$1.54	$1.76	$1.40	$1.03	$1.73	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	94	138	165	195	219	231	822	1,219	852	631
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.53	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47	$1.27
Accumulation unit value at end of period	$1.39	$1.37	$1.53	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	73	98	141	157	184	162	215	226	215	340
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.22	$1.22	$0.98	$1.06	$0.89	$0.77	$1.36	$1.76	$1.49
Accumulation unit value at end of period	$1.35	$1.38	$1.22	$1.22	$0.98	$1.06	$0.89	$0.77	$1.36	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	3	2	3
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.62	$1.45	$1.32	$1.32	$1.19	$0.90	$1.31	$1.29	$1.11
Accumulation unit value at end of period	$1.51	$1.66	$1.62	$1.45	$1.32	$1.32	$1.19	$0.90	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	19	28	30	13	14	15	18	82	74	99
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.55	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.36	$1.18
Accumulation unit value at end of period	$1.51	$1.63	$1.55	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	12	13	19	20	91	98	718
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.68	$1.32	$1.21	$1.16	$0.99	$0.86	$1.20	$1.26	$1.10
Accumulation unit value at end of period	$1.68	$1.79	$1.68	$1.32	$1.21	$1.16	$0.99	$0.86	$1.20	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	6	41	41	50	51	52	55	222	150	47
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.72	$1.27	$1.17	$1.26	$1.01	$0.72	$1.28	$1.17	$1.10
Accumulation unit value at end of period	$1.72	$1.81	$1.72	$1.27	$1.17	$1.26	$1.01	$0.72	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

174	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.93	$1.94	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21	$1.10
Accumulation unit value at end of period	$1.80	$1.93	$1.93	$1.94	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	251	325	377	368	411	443	1,805	1,758	2,105	1,575
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.17	$0.99	$1.08	$1.03	$0.80	$1.42	$1.42	$1.19
Accumulation unit value at end of period	$1.30	$1.42	$1.50	$1.17	$0.99	$1.08	$1.03	$0.80	$1.42	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	11	12	13	14	15	16	30
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.05	$1.58	$1.36	$1.48	$1.21	$0.93	$1.51	$1.50	$1.32
Accumulation unit value at end of period	$2.03	$2.28	$2.05	$1.58	$1.36	$1.48	$1.21	$0.93	$1.51	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	172	239	324	388	453	476	1,114	1,461	1,547	1,356
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.16	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	$1.00	—
Accumulation unit value at end of period	$1.29	$1.32	$1.16	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	28	28	28	28	25	8	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.39	$1.31	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.65	$1.24	$1.07	$1.11	$0.98	$0.78	$1.25	$1.30	$1.15
Accumulation unit value at end of period	$1.62	$1.76	$1.65	$1.24	$1.07	$1.11	$0.98	$0.78	$1.25	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	772	1,064	1,372	1,626	1,915	2,019	3,160	3,817	3,966	4,098
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.76	$1.51	$1.10	$0.93	$0.92	$0.89	$0.71	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.76	$1.51	$1.10	$0.93	$0.92	$0.89	$0.71	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	37	34	30	27	21	33	22	22	7	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	36	52	59	72	76	76	2,823	1,247	816	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.61	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22	$1.13
Accumulation unit value at end of period	$1.54	$1.64	$1.61	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	25	38	68	77	91	91	121	125	156	205
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.36	$1.29	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.36	$1.29	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.23	$0.94	$0.82	$0.86	$0.82	$0.57	$1.21	$1.22	$1.10
Accumulation unit value at end of period	$1.12	$1.28	$1.23	$0.94	$0.82	$0.86	$0.82	$0.57	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	130	180	323	370	473	469	598	691	584	674
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	29	45	60	86	96	98	3,042	2,623	2,132	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$2.13	$1.54	$1.30	$1.49	$1.12	$0.70	$1.18	$1.18	$1.07
Accumulation unit value at end of period	$1.85	$1.93	$2.13	$1.54	$1.30	$1.49	$1.12	$0.70	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.43	$1.23	$1.13	$1.14	$1.06	$0.92	$1.21	$1.19	$1.09
Accumulation unit value at end of period	$1.47	$1.51	$1.43	$1.23	$1.13	$1.14	$1.06	$0.92	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15	15	16	7	7	8	8	29	18	—
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.97	$2.70	$2.29	$2.07	$1.98	$1.79	$1.37	$2.26	$1.81	$1.41
Accumulation unit value at end of period	$2.48	$2.97	$2.70	$2.29	$2.07	$1.98	$1.79	$1.37	$2.26	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	23	53	92	112	132	123	57	95	58	5

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	175

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—
Accumulation unit value at end of period	$0.92	$0.95	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	36	37	55	666	872	454	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.51	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.38	$1.50	$1.51	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.44	$1.92	$1.93	$1.71	$1.65	$1.30	$1.04	$1.71	$2.11	$1.57
Accumulation unit value at end of period	$2.43	$2.44	$1.92	$1.93	$1.71	$1.65	$1.30	$1.04	$1.71	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	29	32	39	41	43	49	60	60	56	71
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.39	$1.10	$0.99	$1.02	$0.96	$0.68	$1.27	$1.14	$1.08
Accumulation unit value at end of period	$1.58	$1.57	$1.39	$1.10	$0.99	$1.02	$0.96	$0.68	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	332	484	681	724	824	909	1,002	1,139	1,147	1,375
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.82	$1.46	$1.23	$1.38	$1.22	$0.89	$1.53	$1.47	$1.28
Accumulation unit value at end of period	$1.84	$1.81	$1.82	$1.46	$1.23	$1.38	$1.22	$0.89	$1.53	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.39	$1.43	$1.29	$1.31	$1.17	$1.01	$1.20	$1.12	$1.07
Accumulation unit value at end of period	$1.34	$1.40	$1.39	$1.43	$1.29	$1.31	$1.17	$1.01	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	580	771	901	873	983	1,053	3,869	3,485	3,722	2,472
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.00	$1.46	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40	$1.25
Accumulation unit value at end of period	$2.01	$2.19	$2.00	$1.46	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	14
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.22	$1.25	$1.11	$1.11	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.07	$1.20	$1.22	$1.25	$1.11	$1.11	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	62	80	101	131	145	141	1,661	2,435	2,187	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.79	$1.29	$1.08	$1.12	$1.11	$0.90	$1.11	$1.14	$1.14
Accumulation unit value at end of period	$2.36	$2.24	$1.79	$1.29	$1.08	$1.12	$1.11	$0.90	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	4	4	25	13	—
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.45	$1.16	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56	$1.25
Accumulation unit value at end of period	$1.30	$1.33	$1.45	$1.16	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.20	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.77	$1.60	$1.20	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.67	$1.22	$1.06	$1.14	$0.93	$0.72	$1.21	$1.42	$1.24
Accumulation unit value at end of period	$1.59	$1.69	$1.67	$1.22	$1.06	$1.14	$0.93	$0.72	$1.21	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	4	26	31	381
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.17	$1.05	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.39	$1.17	$1.05	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.18	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.39	$1.18	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,192	2,638	3,488	3,929	4,112	4,381	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.25	$1.21	$1.13	$1.11	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.23	$1.16	$1.25	$1.21	$1.13	$1.11	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	93	148	189	209	216	256	3,089	1,674	1,649	1,456
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	457	536	496	450	316	—	—	—	—

176	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,524	3,716	3,813	4,878	5,242	5,898	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.36	$1.02	$0.93	$0.98	$0.82	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.45	$1.45	$1.36	$1.02	$0.93	$0.98	$0.82	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	32	49	64	106	113	107	3,567	2,494	1,791	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59	$0.99	$1.00	—
Accumulation unit value at end of period	$1.15	$1.17	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	34	44	59	78	86	90	3,679	2,240	1,676	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,042	2,058	2,036	2,492	2,156	1,812	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,759	12,872	15,437	17,498	18,520	19,919	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	576	586	125	127	534	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,038	3,948	6,736	7,474	8,551	9,579	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	105	149	274	662	259	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,459	2,462	2,725	3,180	3,689	4,073	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.94	$1.47	$1.33	$1.42	$1.16	$0.87	$1.30	$1.40	$1.19
Accumulation unit value at end of period	$1.72	$1.94	$1.94	$1.47	$1.33	$1.42	$1.16	$0.87	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	279	395	481	588	655	679	850	1,005	1,216	1,253
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.75	$1.31	$1.15	$1.25	$1.05	$0.78	$1.27	$1.22	$1.08
Accumulation unit value at end of period	$1.88	$1.91	$1.75	$1.31	$1.15	$1.25	$1.05	$0.78	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.48	$2.07	$1.74	$2.08	$1.70	$1.16	$2.18	$1.91	$1.43
Accumulation unit value at end of period	$2.27	$2.32	$2.48	$2.07	$1.74	$2.08	$1.70	$1.16	$2.18	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	204	302	358	382	438	421	1,029	1,432	1,094	1,140
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.97	$1.50	$1.28	$1.35	$1.12	$0.81	$1.36	$1.32	$1.25
Accumulation unit value at end of period	$1.96	$2.02	$1.97	$1.50	$1.28	$1.35	$1.12	$0.81	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	162	233	283	345	389	427	1,045	1,085	1,072	777
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.28	$1.16	$1.11	$1.00	$0.89	$1.28	$1.21	$1.11
Accumulation unit value at end of period	$1.72	$1.73	$1.50	$1.28	$1.16	$1.11	$1.00	$0.89	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.42	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56	$1.29
Accumulation unit value at end of period	$1.31	$1.32	$1.42	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.47	$1.15	$0.98	$1.03	$0.92	$0.81	$1.30	$1.29	$1.11
Accumulation unit value at end of period	$1.54	$1.58	$1.47	$1.15	$0.98	$1.03	$0.92	$0.81	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	3
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	177

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.12	$2.08	$1.52	$1.29	$1.40	$1.19	$0.85	$1.20	$1.09	$1.06
Accumulation unit value at end of period	$2.10	$2.12	$2.08	$1.52	$1.29	$1.40	$1.19	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.63	$1.51	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.27	$1.54	$1.46	$1.56	$1.26	$0.84	$1.47	$1.32	$1.10
Accumulation unit value at end of period	$2.07	$2.18	$2.27	$1.54	$1.46	$1.56	$1.26	$0.84	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.23	$1.10	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.41	$1.38	$1.23	$1.10	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.37	$1.32	$1.25	$1.19	$1.09	$1.08	$1.04	$1.03
Accumulation unit value at end of period	$1.33	$1.35	$1.31	$1.37	$1.32	$1.25	$1.19	$1.09	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	3	2	13	16	28
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 2.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.13	$1.02	$1.08	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.35	$1.29	$1.13	$1.02	$1.08	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.05	$1.02	$0.85	$0.77	$1.02	$0.88	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.05	$1.05	$1.02	$0.85	$0.77	$1.02	$0.88	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.52	$1.16	$1.01	$0.97	$0.88	$0.75	$1.29	$1.26	$1.10
Accumulation unit value at end of period	$1.62	$1.63	$1.52	$1.16	$1.01	$0.97	$0.88	$0.75	$1.29	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.00	$0.90	$1.14	$1.11	$0.85	$1.85	$1.80	$1.36
Accumulation unit value at end of period	$1.10	$1.10	$1.20	$1.00	$0.90	$1.14	$1.11	$0.85	$1.85	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	8	8	10	15	14	15	24	40	59	67
American Century VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.22	$1.36	$1.29	$1.18	$1.15	$1.07	$1.11	$1.03	$1.04
Accumulation unit value at end of period	$1.17	$1.23	$1.22	$1.36	$1.29	$1.18	$1.15	$1.07	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	7	8	7	8	8	19	141	224
American Century VP International, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.65	$1.38	$1.16	$1.35	$1.22	$0.94	$1.74	$1.50	$1.23
Accumulation unit value at end of period	$1.49	$1.52	$1.65	$1.38	$1.16	$1.35	$1.22	$0.94	$1.74	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—
Accumulation unit value at end of period	$1.50	$1.55	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.48	$1.10	$0.99	$1.00	$0.89	$0.67	$1.18	$1.00	$1.06
Accumulation unit value at end of period	$1.65	$1.59	$1.48	$1.10	$0.99	$1.00	$0.89	$0.67	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	10	12	18	18	19	19	42	91	149
American Century VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.23	$1.09	$1.11	$1.00	$0.86	$1.20	$1.29	$1.11
Accumulation unit value at end of period	$1.64	$1.74	$1.58	$1.23	$1.09	$1.11	$1.00	$0.86	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.59	$1.03	$1.00	—
Accumulation unit value at end of period	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.59	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	—	—	—	—

178	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.46	$1.12	$1.00	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09
Accumulation unit value at end of period	$1.63	$1.65	$1.46	$1.12	$1.00	$0.98	$0.85	$0.70	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	14
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.36	$1.22	$1.31	$1.15	$0.92	$1.58	$1.50	$1.28
Accumulation unit value at end of period	$1.73	$1.81	$1.69	$1.36	$1.22	$1.31	$1.15	$0.92	$1.58	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	12	12	15	22	23	28	51	82	160	181
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$2.04	$2.13	$2.22	$1.88	$2.44	$2.08	$1.22	$2.70	$2.00	$1.52
Accumulation unit value at end of period	$1.82	$2.04	$2.13	$2.22	$1.88	$2.44	$2.08	$1.22	$2.70	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	5	7	8	18	32	46
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.04	$1.02	$0.99
Accumulation unit value at end of period	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	5	61	73	353	—	7
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.70	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19	$1.10
Accumulation unit value at end of period	$1.73	$1.79	$1.77	$1.70	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	6	38	55
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/1/2004)
Accumulation unit value at beginning of period	$1.75	$1.72	$1.67	$1.49	$1.43	$1.30	$0.93	$1.17	$1.17	$1.10
Accumulation unit value at end of period	$1.69	$1.75	$1.72	$1.67	$1.49	$1.43	$1.30	$0.93	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	4	14	23	31	14
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.29	$1.23	$1.17	$1.11	$0.99	$1.08	$1.05	$1.03
Accumulation unit value at end of period	$1.24	$1.27	$1.23	$1.29	$1.23	$1.17	$1.11	$0.99	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	11	59	105	66	40
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.86	$0.88	$0.95	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.16	$0.98	$1.04	$0.91	$0.68	$1.24	$1.23	$1.13
Accumulation unit value at end of period	$1.75	$1.64	$1.47	$1.16	$0.98	$1.04	$0.91	$0.68	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.22	$1.08	$1.09	$0.97	$0.79	$1.28	$1.24	$1.10
Accumulation unit value at end of period	$1.72	$1.75	$1.58	$1.22	$1.08	$1.09	$0.97	$0.79	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.03	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.20	$1.10	$1.33	$1.07	$0.67	$1.25	$1.12	$1.15
Accumulation unit value at end of period	$1.67	$1.62	$1.54	$1.20	$1.10	$1.33	$1.07	$0.67	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	179

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.23	$0.91	$0.79	$0.88	$0.73	$0.53	$0.99	$1.00	—
Accumulation unit value at end of period	$1.25	$1.35	$1.23	$0.91	$0.79	$0.88	$0.73	$0.53	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.62	$1.35	$1.18	$1.37	$1.23	$0.99	$1.70	$1.54	$1.27
Accumulation unit value at end of period	$1.49	$1.45	$1.62	$1.35	$1.18	$1.37	$1.23	$0.99	$1.70	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.65	$1.22	$1.05	$1.10	$0.93	$0.75	$1.27	$1.31	$1.12
Accumulation unit value at end of period	$1.67	$1.79	$1.65	$1.22	$1.05	$1.10	$0.93	$0.75	$1.27	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (4/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.86	$1.42	$1.30	$1.42	$1.15	$0.94	$1.34	$1.40	$1.20
Accumulation unit value at end of period	$1.72	$1.88	$1.86	$1.42	$1.30	$1.42	$1.15	$0.94	$1.34	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	16	18	30	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.01	$1.02	$1.02	$1.02	$0.98	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$0.99	$1.00	$0.97	$1.01	$1.02	$1.02	$1.02	$0.98	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	14	21	—	9
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	$1.00	—
Accumulation unit value at end of period	$0.40	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.37	$1.18	$1.20	$0.97	$0.73	$1.25	$1.26	$1.20
Accumulation unit value at end of period	$1.89	$1.98	$1.81	$1.37	$1.18	$1.20	$0.97	$0.73	$1.25	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.35	$1.19	$1.33	$1.04	$0.68	$1.18	$1.06	$1.04
Accumulation unit value at end of period	$1.88	$1.82	$1.74	$1.35	$1.19	$1.33	$1.04	$0.68	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	3	4	9	19	30
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.55	$1.31	$1.22	$1.15	$1.02	$0.85	$1.24	$1.18	$1.04
Accumulation unit value at end of period	$1.56	$1.64	$1.55	$1.31	$1.22	$1.15	$1.02	$0.85	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.88	$0.92	$0.80	$0.67	$0.80	$0.75	$0.61	$1.09	$1.00	—
Accumulation unit value at end of period	$0.87	$0.88	$0.92	$0.80	$0.67	$0.80	$0.75	$0.61	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.26	$1.05	$0.96	$1.20	$1.18	$0.92	$1.51	$1.49	$1.24
Accumulation unit value at end of period	$1.06	$1.12	$1.26	$1.05	$0.96	$1.20	$1.18	$0.92	$1.51	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.11	$1.05	$1.05	$0.98	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$1.11	$1.12	$1.11	$1.05	$1.05	$0.98	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	15	27	13	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.45	$1.27	$1.34	$1.17	$0.88	$1.58	$1.37	$1.26
Accumulation unit value at end of period	$1.99	$2.02	$1.85	$1.45	$1.27	$1.34	$1.17	$0.88	$1.58	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	12	13	17	25	26	31	38	83	177	296
Fidelity® VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.17	$1.05	$1.07	$0.88	$0.71	$1.37	$1.10	$1.06
Accumulation unit value at end of period	$1.77	$1.69	$1.56	$1.17	$1.05	$1.07	$0.88	$0.71	$1.37	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.29	$1.25	$1.19	$1.13	$1.00	$1.06	$1.04	$1.03
Accumulation unit value at end of period	$1.24	$1.28	$1.24	$1.29	$1.25	$1.19	$1.13	$1.00	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	9	11	10	13	36	65	166	215
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.28	$1.72	$1.53	$1.76	$1.40	$1.02	$1.73	$1.53	$1.40
Accumulation unit value at end of period	$2.28	$2.37	$2.28	$1.72	$1.53	$1.76	$1.40	$1.02	$1.73	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	5	5	6	13	23	38	39

180	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.52	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47	$1.27
Accumulation unit value at end of period	$1.38	$1.37	$1.52	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	2	5
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.21	$0.97	$1.06	$0.89	$0.77	$1.36	$1.76	$1.49
Accumulation unit value at end of period	$1.35	$1.37	$1.22	$1.21	$0.97	$1.06	$0.89	$0.77	$1.36	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.61	$1.45	$1.31	$1.31	$1.19	$0.90	$1.30	$1.29	$1.11
Accumulation unit value at end of period	$1.50	$1.65	$1.61	$1.45	$1.31	$1.31	$1.19	$0.90	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.23	$1.10	$1.14	$1.05	$0.85	$1.38	$1.36	$1.18
Accumulation unit value at end of period	$1.50	$1.62	$1.54	$1.23	$1.10	$1.14	$1.05	$0.85	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	6	16
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.67	$1.32	$1.20	$1.16	$0.98	$0.86	$1.20	$1.26	$1.10
Accumulation unit value at end of period	$1.68	$1.78	$1.67	$1.32	$1.20	$1.16	$0.98	$0.86	$1.20	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.71	$1.27	$1.17	$1.26	$1.01	$0.72	$1.27	$1.17	$1.10
Accumulation unit value at end of period	$1.71	$1.80	$1.71	$1.27	$1.17	$1.26	$1.01	$0.72	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.92	$1.94	$1.72	$1.77	$1.58	$1.36	$1.31	$1.21	$1.10
Accumulation unit value at end of period	$1.79	$1.92	$1.92	$1.94	$1.72	$1.77	$1.58	$1.36	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	3	3	5	18	34	64	78
FTVIPT Templeton Growth VIP Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.16	$0.98	$1.08	$1.03	$0.80	$1.42	$1.42	$1.19
Accumulation unit value at end of period	$1.29	$1.41	$1.49	$1.16	$0.98	$1.08	$1.03	$0.80	$1.42	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.04	$1.57	$1.36	$1.48	$1.21	$0.93	$1.51	$1.49	$1.32
Accumulation unit value at end of period	$2.02	$2.27	$2.04	$1.57	$1.36	$1.48	$1.21	$0.93	$1.51	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	7	7	12	17	30	58	65
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.15	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	$1.00	—
Accumulation unit value at end of period	$1.29	$1.31	$1.15	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.39	$1.31	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.64	$1.24	$1.06	$1.11	$0.98	$0.78	$1.24	$1.30	$1.15
Accumulation unit value at end of period	$1.61	$1.75	$1.64	$1.24	$1.06	$1.11	$0.98	$0.78	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	15	15	18	29	31	34	42	78	192	235
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.50	$1.09	$0.93	$0.91	$0.89	$0.71	$1.02	$1.00	—
Accumulation unit value at end of period	$1.76	$1.75	$1.50	$1.09	$0.93	$0.91	$0.89	$0.71	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—
Accumulation unit value at end of period	$0.97	$1.02	$1.04	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	23	20	22	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.60	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22	$1.13
Accumulation unit value at end of period	$1.53	$1.63	$1.60	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.36	$1.29	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.36	$1.29	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	181

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.22	$0.94	$0.81	$0.86	$0.82	$0.57	$1.21	$1.22	$1.10
Accumulation unit value at end of period	$1.11	$1.27	$1.22	$0.94	$0.81	$0.86	$0.82	$0.57	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	7	33	38	55	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.92	$2.12	$1.53	$1.30	$1.48	$1.11	$0.70	$1.18	$1.18	$1.07
Accumulation unit value at end of period	$1.84	$1.92	$2.12	$1.53	$1.30	$1.48	$1.11	$0.70	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.22	$1.13	$1.13	$1.06	$0.92	$1.21	$1.19	$1.09
Accumulation unit value at end of period	$1.46	$1.50	$1.42	$1.22	$1.13	$1.13	$1.06	$0.92	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2004)
Accumulation unit value at beginning of period	$2.95	$2.68	$2.28	$2.06	$1.98	$1.78	$1.37	$2.25	$1.81	$1.41
Accumulation unit value at end of period	$2.46	$2.95	$2.68	$2.28	$2.06	$1.98	$1.78	$1.37	$2.25	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.85	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—
Accumulation unit value at end of period	$0.92	$0.95	$0.85	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	6	9	11	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.50	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	$1.00	—
Accumulation unit value at end of period	$1.38	$1.50	$1.50	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.43	$1.92	$1.92	$1.70	$1.65	$1.30	$1.03	$1.71	$2.11	$1.57
Accumulation unit value at end of period	$2.42	$2.43	$1.92	$1.92	$1.70	$1.65	$1.30	$1.03	$1.71	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.09	$0.98	$1.02	$0.95	$0.68	$1.27	$1.14	$1.08
Accumulation unit value at end of period	$1.57	$1.56	$1.38	$1.09	$0.98	$1.02	$0.95	$0.68	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	12	12	12	11	19	57	87
Oppenheimer Global Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.81	$1.46	$1.23	$1.37	$1.21	$0.89	$1.53	$1.47	$1.28
Accumulation unit value at end of period	$1.83	$1.80	$1.81	$1.46	$1.23	$1.37	$1.21	$0.89	$1.53	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.39	$1.42	$1.29	$1.31	$1.16	$1.00	$1.20	$1.12	$1.07
Accumulation unit value at end of period	$1.33	$1.39	$1.39	$1.42	$1.29	$1.31	$1.16	$1.00	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	5	6	10	34	60	120	136
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.00	$1.45	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40	$1.25
Accumulation unit value at end of period	$2.00	$2.18	$2.00	$1.45	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.22	$1.24	$1.11	$1.11	$1.01	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.06	$1.20	$1.22	$1.24	$1.11	$1.11	$1.01	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	5	25	43	46	—
Putnam VT Global Health Care Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.78	$1.29	$1.08	$1.11	$1.11	$0.90	$1.11	$1.14	$1.14
Accumulation unit value at end of period	$2.35	$2.23	$1.78	$1.29	$1.08	$1.11	$1.11	$0.90	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.45	$1.15	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56	$1.25
Accumulation unit value at end of period	$1.29	$1.32	$1.45	$1.15	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

182	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.77	$1.59	$1.19	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.77	$1.59	$1.19	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.66	$1.22	$1.06	$1.14	$0.92	$0.72	$1.21	$1.42	$1.23
Accumulation unit value at end of period	$1.58	$1.68	$1.66	$1.22	$1.06	$1.14	$0.92	$0.72	$1.21	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	4	12
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.17	$1.06	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.39	$1.17	$1.06	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	217	219	221	223	266	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.25	$1.21	$1.12	$1.10	$1.06	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.23	$1.16	$1.25	$1.21	$1.12	$1.10	$1.06	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	6	29	44	38	29
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.02	$0.93	$0.97	$0.82	$0.66	$1.12	$1.00	—
Accumulation unit value at end of period	$1.45	$1.45	$1.35	$1.02	$0.93	$0.97	$0.82	$0.66	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	10	35	35	43	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.06	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.16	$1.06	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	6	38	35	41	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	47	47	47	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	164	220	227	239	257	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.17	$1.06	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	69	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.12	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.21	$1.18	$1.12	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	61	61	61	61	61	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.93	$1.47	$1.32	$1.41	$1.16	$0.87	$1.30	$1.40	$1.19
Accumulation unit value at end of period	$1.71	$1.93	$1.93	$1.47	$1.32	$1.41	$1.16	$0.87	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	10	10	10	11	17	56	72

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	183

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (4/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.74	$1.31	$1.14	$1.25	$1.05	$0.78	$1.26	$1.22	$1.08
Accumulation unit value at end of period	$1.87	$1.90	$1.74	$1.31	$1.14	$1.25	$1.05	$0.78	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (4/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.46	$2.06	$1.73	$2.07	$1.70	$1.16	$2.17	$1.91	$1.42
Accumulation unit value at end of period	$2.26	$2.30	$2.46	$2.06	$1.73	$2.07	$1.70	$1.16	$2.17	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	6	7	7	13	22	46	61
Wanger USA (4/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.96	$1.49	$1.27	$1.35	$1.12	$0.80	$1.36	$1.32	$1.25
Accumulation unit value at end of period	$1.95	$2.01	$1.96	$1.49	$1.27	$1.35	$1.12	$0.80	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	6	6	8	14	18	49	56
Wells Fargo VT Index Asset Allocation Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.28	$1.15	$1.11	$1.00	$0.89	$1.28	$1.21	$1.11
Accumulation unit value at end of period	$1.71	$1.72	$1.49	$1.28	$1.15	$1.11	$1.00	$0.89	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.21	$1.09	$1.28	$1.13	$1.00	$1.74	$1.55	$1.29
Accumulation unit value at end of period	$1.31	$1.31	$1.42	$1.21	$1.09	$1.28	$1.13	$1.00	$1.74	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	—	—	—	—	2
Wells Fargo VT Intrinsic Value Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.46	$1.15	$0.98	$1.02	$0.92	$0.80	$1.29	$1.29	$1.11
Accumulation unit value at end of period	$1.53	$1.57	$1.46	$1.15	$0.98	$1.02	$0.92	$0.80	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Omega Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.07	$1.51	$1.29	$1.39	$1.19	$0.85	$1.19	$1.09	$1.06
Accumulation unit value at end of period	$2.09	$2.11	$2.07	$1.51	$1.29	$1.39	$1.19	$0.85	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	6
Wells Fargo VT Opportunity Fund – Class 2 (8/26/2011)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.63	$1.51	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.25	$1.53	$1.45	$1.56	$1.26	$0.84	$1.47	$1.32	$1.10
Accumulation unit value at end of period	$2.06	$2.16	$2.25	$1.53	$1.45	$1.56	$1.26	$0.84	$1.47	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Value Fund – Class 2* (7/16/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.23	$1.10	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.41	$1.38	$1.23	$1.10	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
Wells Fargo VT Total Return Bond Fund – Class 2* (4/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.37	$1.32	$1.24	$1.19	$1.08	$1.08	$1.04	$1.03
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.37	$1.32	$1.24	$1.19	$1.08	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

Variable account charges of 2.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009
AB VPS Global Thematic Growth Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.00	$0.90	$1.20	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.23	$1.20	$1.00	$0.90	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.88	$1.76	$1.33	$1.16	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.76	$1.33	$1.16	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$0.99	$1.09	$0.91	$0.81	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.09	$0.91	$0.81	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

184	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009
American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.94	$1.71	$1.35	$1.18	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$1.87	$1.94	$1.71	$1.35	$1.18	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.84	$1.72	$1.28	$1.15	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.91	$1.84	$1.72	$1.28	$1.15	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.78	$1.62	$1.26	$1.12	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.78	$1.62	$1.26	$1.12	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$2.22	$2.18	$1.52	$1.30	$1.31	$1.07	$1.00
Accumulation unit value at end of period	$2.08	$2.22	$2.18	$1.52	$1.30	$1.31	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.34	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.95	$1.98	$1.75	$1.34	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.62	$1.51	$1.22	$1.09	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.62	$1.51	$1.22	$1.09	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.11	$0.94	$1.22	$1.04	$1.00
Accumulation unit value at end of period	$0.91	$1.02	$1.07	$1.11	$0.94	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.93	$0.96	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.87	$0.89	$0.91	$0.93	$0.96	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.33	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.38	$1.33	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$0.89	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.89	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.32	$1.17	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.35	$1.32	$1.17	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.15	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.09	$1.15	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (11/30/2009)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.05	$0.92	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.24	$1.05	$0.92	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.33	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$2.01	$1.88	$1.69	$1.33	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.83	$1.66	$1.29	$1.14	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.81	$1.83	$1.66	$1.29	$1.14	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	185

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.30	$1.13	$1.26	$1.05	$1.00
Accumulation unit value at end of period	$1.79	$1.93	$1.76	$1.30	$1.13	$1.26	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.34	$1.12	$0.97	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.19	$1.34	$1.12	$0.97	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.31	$1.21	$1.31	$1.06	$1.00
Accumulation unit value at end of period	$1.59	$1.73	$1.72	$1.31	$1.21	$1.31	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.97	$0.94	$0.98	$0.99	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$0.98	$0.99	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.68	$0.84	$0.96	$1.00	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$0.50	$0.68	$0.84	$0.96	$1.00	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.09	$0.91	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.25	$1.09	$0.91	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$0.96	$1.08	$0.90	$0.82	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$0.91	$0.96	$1.08	$0.90	$0.82	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.14	$1.09	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.16	$1.14	$1.09	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.79	$1.64	$1.28	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$1.76	$1.79	$1.64	$1.28	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.08	$1.13	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.72	$1.66	$1.25	$1.11	$1.28	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.72	$1.66	$1.25	$1.11	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.21	$1.35	$1.06	$0.90	$1.12	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.21	$1.35	$1.06	$0.90	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.26	$1.15	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.44	$1.41	$1.26	$1.15	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

186	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.23	$1.09	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.21	$1.22	$1.23	$1.09	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.41	$1.48	$1.16	$0.98	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.48	$1.16	$0.98	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.97	$1.77	$1.36	$1.18	$1.29	$1.05	$1.00
Accumulation unit value at end of period	$1.75	$1.97	$1.77	$1.36	$1.18	$1.29	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.95	$1.72	$1.28	$1.14	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.91	$1.95	$1.72	$1.28	$1.14	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.28	$1.10	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.67	$1.82	$1.70	$1.28	$1.10	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.05	$1.76	$1.28	$1.09	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.06	$2.05	$1.76	$1.28	$1.09	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.16	$1.03	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.31	$1.34	$1.16	$1.03	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.36	$1.29	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.29	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.73	$1.57	$1.24	$1.07	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.73	$1.57	$1.24	$1.07	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.17	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.35	$1.17	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.35	$1.22	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.45	$1.74	$1.58	$1.35	$1.22	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.37	$1.08	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.53	$1.38	$1.37	$1.08	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.72	$1.73	$1.28	$1.21	$1.33	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.72	$1.73	$1.28	$1.21	$1.33	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.20	$1.08	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.72	$1.71	$1.52	$1.20	$1.08	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.22	$1.03	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.53	$1.51	$1.52	$1.22	$1.03	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	187

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.22	$1.10	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.19	$1.22	$1.10	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.09	$1.92	$1.39	$1.21	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.92	$2.09	$1.92	$1.39	$1.21	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.23	$1.09	$1.10	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.18	$1.20	$1.23	$1.09	$1.10	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.38	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.11	$1.08	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.03	$1.11	$1.08	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.10	$1.13	$1.10	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (11/30/2009)
Accumulation unit value at beginning of period	$1.79	$1.67	$1.26	$1.15	$1.21	$1.01	$1.00
Accumulation unit value at end of period	$1.78	$1.79	$1.67	$1.26	$1.15	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.14	$1.05	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.54	$1.56	$1.43	$1.14	$1.05	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.25	$1.29	$1.25	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.25	$1.29	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.16	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.32	$1.36	$1.32	$1.16	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.12	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.17	$1.20	$1.18	$1.12	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

188	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.77	$1.78	$1.35	$1.21	$1.30	$1.07	$1.00
Accumulation unit value at end of period	$1.57	$1.77	$1.78	$1.35	$1.21	$1.30	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.33	$1.16	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.89	$1.93	$1.76	$1.33	$1.16	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.39	$1.49	$1.24	$1.05	$1.25	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.39	$1.49	$1.24	$1.05	$1.25	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$1.93	$1.88	$1.44	$1.23	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.87	$1.93	$1.88	$1.44	$1.23	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	189

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

190	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Assets
Investments, at fair value(1),(2)	$400,720	$1,143,852	$6,680,197	$661,515	$18,775,577
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	437	1,428	7,512	842	41,850
Total assets	401,157	1,145,280	6,687,709	662,357	18,817,427

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	386	1,249	6,647	756	24,575
Administrative charge	51	146	855	86	2,430
Contract terminations	—	33	10	—	14,845
Payable for investments purchased	—	—	—	—	—
Total liabilities	437	1,428	7,512	842	41,850
Net assets applicable to contracts in accumulation period	399,349	1,143,152	6,679,700	661,515	18,733,805
Net assets applicable to contracts in payment period	—	—	—	—	41,629
Net assets applicable to seed money	1,371	700	497	—	143
Total net assets	$400,720	$1,143,852	$6,680,197	$661,515	$18,775,577
(1) Investment shares	36,865	52,688	224,318	62,822	1,400,118
(2) Investments, at cost	$414,086	$865,479	$4,704,653	$727,650	$21,364,398

Dec. 31, 2015 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Assets
Investments, at fair value(1),(2)	$3,235,981	$345,850	$29,793,172	$143,796	$163,434
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,790	—	—
Receivable for share redemptions	3,718	417	63,267	173	217
Total assets	3,239,699	346,267	29,858,229	143,969	163,651

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,294	372	38,859	155	196
Administrative charge	413	45	3,811	18	21
Contract terminations	11	—	20,597	—	—
Payable for investments purchased	—	—	1,790	—	—
Total liabilities	3,718	417	65,057	173	217
Net assets applicable to contracts in accumulation period	3,235,151	345,850	29,786,525	142,080	161,340
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	830	—	6,647	1,716	2,094
Total net assets	$3,235,981	$345,850	$29,793,172	$143,796	$163,434
(1) Investment shares	67,741	40,356	2,997,301	14,380	8,882
(2) Investments, at cost	$1,881,382	$291,679	$32,012,168	$145,884	$145,632

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	191

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Assets
Investments, at fair value(1),(2)	$12,147,197	$458,526	$231,268	$181,845	$69,033
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	19,500	556	318	270	75
Total assets	12,166,697	459,082	231,586	182,115	69,108

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,946	496	288	247	66
Administrative charge	1,573	60	30	23	9
Contract terminations	1,981	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	19,500	556	318	270	75
Net assets applicable to contracts in accumulation period	12,146,649	458,526	229,931	179,506	69,031
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	548	—	1,337	2,339	2
Total net assets	$12,147,197	$458,526	$231,268	$181,845	$69,033
(1) Investment shares	797,583	51,811	26,103	8,680	4,942
(2) Investments, at cost	$8,125,371	$347,760	$168,560	$169,170	$62,168

Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$3,023,874	$17,123,690	$33,707,857	$12,054,532	$7,994,247
Dividends receivable	—	5	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	71	326
Receivable for share redemptions	3,619	21,833	65,372	25,775	11,101
Total assets	3,027,493	17,145,528	33,773,229	12,080,378	8,005,674

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,232	19,642	43,178	15,694	10,082
Administrative charge	387	2,192	4,368	1,555	1,019
Contract terminations	—	—	17,826	8,526	—
Payable for investments purchased	—	—	—	71	326
Total liabilities	3,619	21,834	65,372	25,846	11,427
Net assets applicable to contracts in accumulation period	3,018,695	17,101,519	33,674,317	12,054,358	7,994,014
Net assets applicable to contracts in payment period	5,064	18,164	33,402	—	—
Net assets applicable to seed money	115	4,011	138	174	233
Total net assets	$3,023,874	$17,123,694	$33,707,857	$12,054,532	$7,994,247
(1) Investment shares	137,386	17,123,690	1,745,617	887,668	1,239,418
(2) Investments, at cost	$2,109,641	$17,121,851	$22,850,261	$12,670,769	$8,272,223

See accompanying notes to financial statements.

192	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$241,846	$5,839,695	$2,273,744	$15,703,305	$96,098
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	539	—	—	—
Receivable for share redemptions	258	9,304	3,180	20,946	104
Total assets	242,104	5,849,538	2,276,924	15,724,251	96,202

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	227	7,697	2,890	18,445	92
Administrative charge	31	743	290	2,019	12
Contract terminations	—	864	—	482	—
Payable for investments purchased	—	539	—	—	—
Total liabilities	258	9,843	3,180	20,946	104
Net assets applicable to contracts in accumulation period	241,844	5,839,521	2,273,479	15,697,987	94,441
Net assets applicable to contracts in payment period	—	—	—	5,042	—
Net assets applicable to seed money	2	174	265	276	1,657
Total net assets	$241,846	$5,839,695	$2,273,744	$15,703,305	$96,098
(1) Investment shares	29,969	728,142	280,709	1,557,868	5,476
(2) Investments, at cost	$278,916	$6,737,449	$2,671,118	$16,419,439	$94,412

Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$330,574	$935,002	$8,960,392	$22,454,764	$15,476,122
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	337	1,293	15,683	48,983	20,255
Total assets	330,911	936,295	8,976,075	22,503,747	15,496,377

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	295	1,145	9,231	26,825	18,275
Administrative charge	42	122	1,156	2,896	1,980
Contract terminations	—	26	5,296	19,262	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	337	1,293	15,683	48,983	20,255
Net assets applicable to contracts in accumulation period	330,572	934,262	8,959,863	22,449,702	15,476,043
Net assets applicable to contracts in payment period	—	—	—	4,757	—
Net assets applicable to seed money	2	740	529	305	79
Total net assets	$330,574	$935,002	$8,960,392	$22,454,764	$15,476,122
(1) Investment shares	25,586	72,819	589,112	625,133	1,479,553
(2) Investments, at cost	$191,759	$555,129	$4,426,754	$13,131,592	$15,578,024

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	193

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$60,497,838	$142,520,638	$314,123,098	$2,381,245	$202,146
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	69,848	—	—
Receivable for share redemptions	80,533	248,027	437,384	5,516	282
Total assets	60,578,371	142,768,665	314,630,330	2,386,761	202,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	71,996	159,125	374,242	2,772	256
Administrative charge	7,729	18,163	40,084	305	26
Contract terminations	808	70,739	23,058	2,439	—
Payable for investments purchased	—	—	69,848	—	—
Total liabilities	80,533	248,027	507,232	5,516	282
Net assets applicable to contracts in accumulation period	60,497,786	142,520,586	314,123,055	2,378,843	200,152
Net assets applicable to contracts in payment period	—	—	—	1,968	—
Net assets applicable to seed money	52	52	43	434	1,994
Total net assets	$60,497,838	$142,520,638	$314,123,098	$2,381,245	$202,146
(1) Investment shares	5,632,946	12,623,617	26,176,925	116,957	11,598
(2) Investments, at cost	$60,744,551	$143,658,846	$315,750,547	$1,377,998	$126,781

Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$449,026	$131,006	$979,901	$1,629,101	$69,957
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	542	196	1,168	2,254	74
Total assets	449,568	131,202	981,069	1,631,355	70,031

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	485	179	1,031	2,045	65
Administrative charge	57	17	126	209	9
Contract terminations	—	—	11	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	542	196	1,168	2,254	74
Net assets applicable to contracts in accumulation period	443,876	129,323	979,624	1,628,641	69,955
Net assets applicable to contracts in payment period	3,362	—	—	—	—
Net assets applicable to seed money	1,788	1,683	277	460	2
Total net assets	$449,026	$131,006	$979,901	$1,629,101	$69,957
(1) Investment shares	33,065	7,702	51,929	102,202	4,152
(2) Investments, at cost	$419,659	$93,618	$607,686	$1,612,609	$33,930

See accompanying notes to financial statements.

194	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Assets
Investments, at fair value(1),(2)	$385,532	$11,258,002	$61,853	$183,512	$4,699,591
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	404	14,255	86	219	10,877
Total assets	385,936	11,272,257	61,939	183,731	4,710,468

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	355	12,796	78	196	6,128
Administrative charge	49	1,443	8	23	609
Contract terminations	—	16	—	—	4,140
Payable for investments purchased	—	—	—	—	—
Total liabilities	404	14,255	86	219	10,877
Net assets applicable to contracts in accumulation period	385,530	11,257,819	60,750	180,365	4,699,297
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2	183	1,103	3,147	294
Total net assets	$385,532	$11,258,002	$61,853	$183,512	$4,699,591
(1) Investment shares	36,999	1,080,422	15,819	9,720	275,474
(2) Investments, at cost	$382,519	$11,102,432	$128,258	$170,837	$2,948,440

Dec. 31, 2015 (continued)	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
Assets
Investments, at fair value(1),(2)	$462,597	$167,803	$165,230	$48,787	$1,798,514
Dividends receivable	—	585	—	—	5,596
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	543	213	242	65	2,628
Total assets	463,140	168,601	165,472	48,852	1,806,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	484	192	221	59	2,390
Administrative charge	59	21	21	6	238
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	585	—	—	5,596
Total liabilities	543	798	242	65	8,224
Net assets applicable to contracts in accumulation period	462,266	165,394	163,623	47,081	1,790,288
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	331	2,409	1,607	1,706	8,226
Total net assets	$462,597	$167,803	$165,230	$48,787	$1,798,514
(1) Investment shares	11,997	3,732	9,195	4,859	204,377
(2) Investments, at cost	$400,598	$132,620	$149,541	$64,087	$1,889,043

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	195

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$223,069	$84,293	$3,143,770	$61,257,824	$488,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	239	106	3,342	113,421	568
Total assets	223,308	84,399	3,147,112	61,371,245	488,983

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	210	95	2,940	75,122	506
Administrative charge	29	11	402	7,935	62
Contract terminations	—	—	—	30,364	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	239	106	3,342	113,421	568
Net assets applicable to contracts in accumulation period	223,069	84,084	3,143,770	61,232,217	488,063
Net assets applicable to contracts in payment period	—	—	—	25,434	—
Net assets applicable to seed money	—	209	—	173	352
Total net assets	$223,069	$84,293	$3,143,770	$61,257,824	$488,415
(1) Investment shares	13,770	5,285	93,038	1,841,787	38,887
(2) Investments, at cost	$197,244	$74,341	$2,392,306	$49,908,948	$386,561

Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,337,263	$65,810	$96,469	$1,632,193	$1,073,401
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,722	85	95	1,871	1,165
Total assets	1,338,985	65,895	96,564	1,634,064	1,074,566

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,551	77	83	1,663	1,028
Administrative charge	171	8	12	208	137
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,722	85	95	1,871	1,165
Net assets applicable to contracts in accumulation period	1,337,263	65,601	96,469	1,630,116	1,073,401
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	209	—	2,077	—
Total net assets	$1,337,263	$65,810	$96,469	$1,632,193	$1,073,401
(1) Investment shares	71,321	3,550	1,471	25,107	218,171
(2) Investments, at cost	$1,054,308	$48,287	$56,097	$867,249	$1,232,327

See accompanying notes to financial statements.

196	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$326,981	$16,381,616	$7,011,412	$18,434,054	$327,499
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,616	—	124	—
Receivable for share redemptions	395	24,676	7,945	27,367	434
Total assets	327,376	16,407,908	7,019,357	18,461,545	327,933

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	353	21,697	7,032	20,774	392
Administrative charge	42	2,098	900	2,372	42
Contract terminations	—	881	13	4,221	—
Payable for investments purchased	—	1,616	—	124	—
Total liabilities	395	26,292	7,945	27,491	434
Net assets applicable to contracts in accumulation period	326,771	16,381,460	7,011,412	18,433,851	285,111
Net assets applicable to contracts in payment period	—	—	—	—	42,388
Net assets applicable to seed money	210	156	—	203	—
Total net assets	$326,981	$16,381,616	$7,011,412	$18,434,054	$327,499
(1) Investment shares	68,121	1,354,972	216,335	579,141	17,237
(2) Investments, at cost	$386,234	$16,779,585	$5,929,287	$16,930,710	$294,151

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
Assets
Investments, at fair value(1),(2)	$6,834,802	$2,682,103	$9,075,568	$29,265,837	$476,019
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	16,646	3,228	11,886	36,212	702
Total assets	6,851,448	2,685,331	9,087,454	29,302,049	476,721

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,730	2,883	10,713	30,447	641
Administrative charge	882	345	1,173	3,750	61
Contract terminations	7,034	—	—	2,015	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	16,646	3,228	11,886	36,212	702
Net assets applicable to contracts in accumulation period	6,834,585	2,681,822	9,037,514	29,243,404	474,225
Net assets applicable to contracts in payment period	—	—	37,880	22,076	—
Net assets applicable to seed money	217	281	174	357	1,794
Total net assets	$6,834,802	$2,682,103	$9,075,568	$29,265,837	$476,019
(1) Investment shares	361,439	172,816	639,125	1,524,262	19,256
(2) Investments, at cost	$6,094,821	$2,954,261	$9,459,128	$25,105,223	$403,449
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	197

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$3,633,390	$6,060,843	$277,602	$5,438,694	$15,960,358
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	266
Receivable for share redemptions	5,366	7,010	299	6,253	32,044
Total assets	3,638,756	6,067,853	277,901	5,444,947	15,992,668

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,675	6,014	264	5,497	20,811
Administrative charge	464	783	35	700	2,053
Contract terminations	1,227	213	—	56	9,180
Payable for investments purchased	—	—	—	—	266
Total liabilities	5,366	7,010	299	6,253	32,310
Net assets applicable to contracts in accumulation period	3,633,147	6,059,685	277,539	5,438,605	15,927,928
Net assets applicable to contracts in payment period	—	—	—	—	32,346
Net assets applicable to seed money	243	1,158	63	89	84
Total net assets	$3,633,390	$6,060,843	$277,602	$5,438,694	$15,960,358
(1) Investment shares	205,508	342,614	43,924	412,022	1,010,149
(2) Investments, at cost	$3,260,442	$6,656,732	$427,844	$5,685,470	$16,991,134

Dec. 31, 2015 (continued)	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$1,348,836	$17,152,064	$216,073	$61,315	$2,375,462
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	788	—	—	—
Receivable for share redemptions	1,801	32,505	276	83	2,901
Total assets	1,350,637	17,185,357	216,349	61,398	2,378,363

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,628	21,491	248	75	2,598
Administrative charge	173	2,202	28	8	303
Contract terminations	—	8,812	—	—	—
Payable for investments purchased	—	788	—	—	—
Total liabilities	1,801	33,293	276	83	2,901
Net assets applicable to contracts in accumulation period	1,348,175	17,135,724	216,073	61,240	2,373,515
Net assets applicable to contracts in payment period	—	16,120	—	—	—
Net assets applicable to seed money	661	220	—	75	1,947
Total net assets	$1,348,836	$17,152,064	$216,073	$61,315	$2,375,462
(1) Investment shares	101,264	1,183,717	13,833	6,672	142,158
(2) Investments, at cost	$1,315,742	$17,661,002	$164,576	$65,661	$1,840,347

See accompanying notes to financial statements.

198	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Assets
Investments, at fair value(1),(2)	$3,721,626	$770,829	$46,532,740	$8,320,811	$582,357
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,365	1,044	105,144	10,189	730
Total assets	3,725,991	771,873	46,637,884	8,331,000	583,087

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,892	944	60,047	8,770	656
Administrative charge	473	100	6,014	1,067	74
Contract terminations	—	—	39,083	352	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	4,365	1,044	105,144	10,189	730
Net assets applicable to contracts in accumulation period	3,695,872	768,815	46,456,097	8,320,811	581,115
Net assets applicable to contracts in payment period	25,533	—	76,520	—	—
Net assets applicable to seed money	221	2,014	123	—	1,242
Total net assets	$3,721,626	$770,829	$46,532,740	$8,320,811	$582,357
(1) Investment shares	64,950	13,802	2,657,495	245,887	17,436
(2) Investments, at cost	$2,460,119	$523,839	$33,446,538	$6,562,576	$599,389

Dec. 31, 2015 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
Assets
Investments, at fair value(1),(2)	$411,195	$991,072	$825,705	$1,559,947	$1,355,766
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	147
Receivable for share redemptions	547	1,095	988	2,180	2,193
Total assets	411,742	992,167	826,693	1,562,127	1,358,106

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	497	968	882	1,978	1,732
Administrative charge	50	127	106	202	173
Contract terminations	—	—	—	—	287
Payable for investments purchased	—	—	—	—	147
Total liabilities	547	1,095	988	2,180	2,339
Net assets applicable to contracts in accumulation period	408,831	990,963	825,705	1,559,236	1,355,081
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,364	109	—	711	686
Total net assets	$411,195	$991,072	$825,705	$1,559,947	$1,355,767
(1) Investment shares	13,416	50,642	24,655	47,214	113,834
(2) Investments, at cost	$329,487	$937,457	$555,187	$1,276,094	$1,408,101

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	199

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$206,413	$520,334	$8,848,353	$2,056,054	$708,357
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	328	—	—
Receivable for share redemptions	255	654	13,058	2,460	882
Total assets	206,668	520,988	8,861,739	2,058,514	709,239

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	229	543	10,080	2,196	778
Administrative charge	26	67	1,139	264	90
Contract terminations	—	44	1,839	—	14
Payable for investments purchased	—	—	328	—	—
Total liabilities	255	654	13,386	2,460	882
Net assets applicable to contracts in accumulation period	206,413	519,351	8,848,121	2,056,054	708,357
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	983	232	—	—
Total net assets	$206,413	$520,334	$8,848,353	$2,056,054	$708,357
(1) Investment shares	38,367	97,624	1,135,860	68,353	12,957
(2) Investments, at cost	$159,312	$407,185	$8,945,242	$1,775,796	$465,598

Dec. 31, 2015 (continued)	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
Assets
Investments, at fair value(1),(2)	$784,695	$122,646	$2,990,091	$1,054,440	$399,481
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	938	151	4,028	1,406	516
Total assets	785,633	122,797	2,994,119	1,055,846	399,997

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	838	135	3,642	1,271	456
Administrative charge	100	16	386	135	51
Contract terminations	—	—	—	—	9
Payable for investments purchased	—	—	—	—	—
Total liabilities	938	151	4,028	1,406	516
Net assets applicable to contracts in accumulation period	784,695	122,646	2,989,282	1,054,440	399,481
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	809	—	—
Total net assets	$784,695	$122,646	$2,990,091	$1,054,440	$399,481
(1) Investment shares	19,500	15,825	98,879	37,875	15,666
(2) Investments, at cost	$668,661	$86,138	$2,548,944	$1,408,526	$235,651

See accompanying notes to financial statements.

200	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Assets
Investments, at fair value(1),(2)	$92,905	$140,365	$758,930	$1,375,461	$540,929
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	120	191	947	1,672	606
Total assets	93,025	140,556	759,877	1,377,133	541,535

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	108	173	849	1,496	537
Administrative charge	12	18	98	176	69
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	120	191	947	1,672	606
Net assets applicable to contracts in accumulation period	92,905	140,294	758,930	1,374,930	540,625
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	71	—	531	304
Total net assets	$92,905	$140,365	$758,930	$1,375,461	$540,929
(1) Investment shares	7,566	13,192	18,483	51,748	20,568
(2) Investments, at cost	$83,551	$139,734	$501,035	$1,020,158	$400,031

Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Assets
Investments, at fair value(1),(2)	$1,599,122	$856,431	$1,669,795	$1,098,500	$86,670
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,711	1,081	2,155	1,435	109
Total assets	1,600,833	857,512	1,671,950	1,099,935	86,779

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,507	960	1,668	1,295	95
Administrative charge	204	111	214	140	14
Contract terminations	—	10	273	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,711	1,081	2,155	1,435	109
Net assets applicable to contracts in accumulation period	1,598,176	856,341	1,668,870	1,097,150	86,670
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	946	90	925	1,350	—
Total net assets	$1,599,122	$856,431	$1,669,795	$1,098,500	$86,670
(1) Investment shares	98,590	55,289	115,557	41,173	3,835
(2) Investments, at cost	$1,727,039	$844,055	$1,669,663	$804,001	$73,170

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	201

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Assets
Investments, at fair value(1),(2)	$18,481,262	$4,109,291	$1,638,917	$362,698	$162,191
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	25,301	4,979	2,853	492	211
Total assets	18,506,563	4,114,270	1,641,770	363,190	162,402

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,740	4,413	1,779	445	190
Administrative charge	2,365	525	210	47	21
Contract terminations	4,196	42	864	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	25,301	4,980	2,853	492	211
Net assets applicable to contracts in accumulation period	18,458,849	4,087,097	1,638,246	362,348	160,342
Net assets applicable to contracts in payment period	22,100	22,024	—	—	—
Net assets applicable to seed money	313	169	671	350	1,849
Total net assets	$18,481,262	$4,109,290	$1,638,917	$362,698	$162,191
(1) Investment shares	830,245	160,770	65,166	35,628	16,466
(2) Investments, at cost	$16,165,756	$3,938,370	$1,647,934	$308,458	$171,296

Dec. 31, 2015 (continued)	MS UIF U.S. Real Est, Cl I	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA
Assets
Investments, at fair value(1),(2)	$599,516	$1,380,504	$885,517	$16,716,818	$39,528
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	695	1,988	1,059	39,367	47
Total assets	600,211	1,382,492	886,576	16,756,185	39,575

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	618	1,811	946	21,186	42
Administrative charge	77	177	113	2,163	5
Contract terminations	—	—	—	16,018	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	695	1,988	1,059	39,367	47
Net assets applicable to contracts in accumulation period	599,190	1,379,755	885,517	16,716,564	39,528
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	326	749	—	254	—
Total net assets	$599,516	$1,380,504	$885,517	$16,716,818	$39,528
(1) Investment shares	29,562	68,477	15,958	305,051	1,040
(2) Investments, at cost	$431,388	$1,026,798	$708,947	$12,322,628	$31,881

See accompanying notes to financial statements.

202	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$3,325,814	$137,002	$28,291,393	$40,097	$2,988,213
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	2,951	—	—
Receivable for share redemptions	4,010	166	39,075	48	4,023
Total assets	3,329,824	137,168	28,333,419	40,145	2,992,236

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,510	148	34,443	43	3,124
Administrative charge	426	18	3,622	5	383
Contract terminations	74	—	1,010	—	516
Payable for investments purchased	—	—	2,951	—	—
Total liabilities	4,010	166	42,026	48	4,023
Net assets applicable to contracts in accumulation period	3,325,254	137,002	28,257,503	40,097	2,960,660
Net assets applicable to contracts in payment period	—	—	33,808	—	26,990
Net assets applicable to seed money	560	—	82	—	563
Total net assets	$3,325,814	$137,002	$28,291,393	$40,097	$2,988,213
(1) Investment shares	88,476	28,074	5,658,279	1,371	141,958
(2) Investments, at cost	$2,688,961	$153,452	$30,010,942	$31,689	$2,579,663

Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value(1),(2)	$1,944,874	$831,533	$399,837	$378,366	$1,227,166
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,796	994	492	451	2,335
Total assets	1,947,670	832,527	400,329	378,817	1,229,501

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,545	887	439	403	1,306
Administrative charge	251	107	53	48	157
Contract terminations	—	—	—	—	872
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,796	994	492	451	2,335
Net assets applicable to contracts in accumulation period	1,944,531	828,342	399,837	378,366	1,225,958
Net assets applicable to contracts in payment period	—	3,191	—	—	—
Net assets applicable to seed money	343	—	—	—	1,208
Total net assets	$1,944,874	$831,533	$399,837	$378,366	$1,227,166
(1) Investment shares	211,629	133,902	64,283	24,537	61,083
(2) Investments, at cost	$2,333,116	$1,093,917	$514,210	$367,703	$862,949

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	203

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Put VT Gro & Inc, Cl IA	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB
Assets
Investments, at fair value(1),(2)	$2,930,113	$2,594,780	$452,672	$195,554	$68,970
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3,496	2,916	541	241	78
Total assets	2,933,609	2,597,696	453,213	195,795	69,048

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,121	2,543	483	215	69
Administrative charge	375	334	58	26	9
Contract terminations	—	39	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	3,496	2,916	541	241	78
Net assets applicable to contracts in accumulation period	2,926,277	2,594,227	449,324	195,554	68,568
Net assets applicable to contracts in payment period	3,836	—	3,348	—	—
Net assets applicable to seed money	—	553	—	—	402
Total net assets	$2,930,113	$2,594,780	$452,672	$195,554	$68,970
(1) Investment shares	122,907	109,346	75,195	32,811	6,169
(2) Investments, at cost	$2,751,151	$2,293,137	$591,109	$241,409	$72,702

Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$5,711,486	$366,264	$174	$2,037,995	$3,294,364
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	7,761	399	—	2,429	3,792
Total assets	5,719,247	366,663	174	2,040,424	3,298,156

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,829	353	—	2,169	3,372
Administrative charge	733	46	—	260	420
Contract terminations	1,199	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	7,761	399	—	2,429	3,792
Net assets applicable to contracts in accumulation period	5,710,743	366,173	—	2,037,689	3,292,622
Net assets applicable to contracts in payment period	—	—	—	306	—
Net assets applicable to seed money	743	91	174	—	1,742
Total net assets	$5,711,486	$366,264	$174	$2,037,995	$3,294,364
(1) Investment shares	436,992	19,297	18	59,227	97,409
(2) Investments, at cost	$6,011,831	$270,071	$154	$1,261,142	$1,886,276

See accompanying notes to financial statements.

204	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$110,942	$570,526	$284,317	$740,942	$666,947
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	147	796	339	912	886
Total assets	111,089	571,322	284,656	741,854	667,833

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	100	723	303	792	791
Administrative charge	14	73	36	95	86
Contract terminations	33	—	—	25	9
Payable for investments purchased	—	—	—	—	—
Total liabilities	147	796	339	912	886
Net assets applicable to contracts in accumulation period	110,016	569,696	283,930	740,942	666,947
Net assets applicable to contracts in payment period	—	—	387	—	—
Net assets applicable to seed money	926	830	—	—	—
Total net assets	$110,942	$570,526	$284,317	$740,942	$666,947
(1) Investment shares	5,509	40,781	6,435	16,947	71,408
(2) Investments, at cost	$66,047	$678,785	$273,584	$784,529	$720,667

Dec. 31, 2015 (continued)	Royce Sm-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$590,238	$475,713	$30,390,629	$177,909,285	$3,967,308
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	750	623	32,643	290,471	5,661
Total assets	590,988	476,336	30,423,272	178,199,756	3,972,969

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	674	562	28,718	207,624	5,150
Administrative charge	76	61	3,925	22,960	511
Contract terminations	—	—	—	59,888	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	750	623	32,643	290,472	5,661
Net assets applicable to contracts in accumulation period	590,238	475,713	30,390,468	177,909,244	3,940,004
Net assets applicable to contracts in payment period	—	—	—	—	27,030
Net assets applicable to seed money	—	—	161	40	274
Total net assets	$590,238	$475,713	$30,390,629	$177,909,284	$3,967,308
(1) Investment shares	70,016	32,274	1,932,017	11,295,828	784,053
(2) Investments, at cost	$620,376	$547,300	$22,121,059	$118,965,707	$5,813,176

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	205

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$29,188,498	$134,095,145	$2,612,796	$349,849,338	$1,352,077,991
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	457	—	—	—
Receivable for share redemptions	36,400	177,510	3,579	430,082	2,360,918
Total assets	29,224,898	134,273,112	2,616,375	350,279,420	1,354,438,909

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,678	159,351	3,241	354,125	1,574,193
Administrative charge	3,722	17,007	338	44,708	173,682
Contract terminations	—	1,152	—	31,249	613,043
Payable for investments purchased	—	457	—	—	—
Total liabilities	36,400	177,967	3,579	430,082	2,360,918
Net assets applicable to contracts in accumulation period	29,188,433	134,095,096	2,612,113	349,849,284	1,351,831,840
Net assets applicable to contracts in payment period	—	—	—	—	246,113
Net assets applicable to seed money	65	49	683	54	38
Total net assets	$29,188,498	$134,095,145	$2,612,796	$349,849,338	$1,352,077,991
(1) Investment shares	2,333,213	10,719,036	103,559	24,568,071	94,816,128
(2) Investments, at cost	$26,686,126	$116,933,991	$2,194,033	$271,329,199	$986,063,262

Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$155,401,957	$522,907,058	$55,587,511	$186,073,479	$17,817,332
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	78,086	—	—	68,003	1,407
Receivable for share redemptions	186,588	1,219,517	65,574	255,113	38,193
Total assets	155,666,631	524,126,575	55,653,085	186,396,595	17,856,932

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	161,170	612,111	58,454	217,408	23,002
Administrative charge	19,960	67,623	7,120	23,953	2,286
Contract terminations	5,458	539,783	—	13,752	12,905
Payable for investments purchased	78,086	—	—	68,003	1,407
Total liabilities	264,674	1,219,517	65,574	323,116	39,600
Net assets applicable to contracts in accumulation period	155,401,890	522,907,002	55,587,427	186,073,433	17,817,161
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	67	56	84	46	171
Total net assets	$155,401,957	$522,907,058	$55,587,511	$186,073,479	$17,817,332
(1) Investment shares	10,360,130	34,814,052	4,160,742	13,906,837	863,243
(2) Investments, at cost	$112,802,440	$360,807,902	$44,836,339	$145,835,371	$12,284,334

See accompanying notes to financial statements.

206	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Assets
Investments, at fair value(1),(2)	$2,069,494	$59,431	$10,974,465	$11,104,791	$6,775,661
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	324	—
Receivable for share redemptions	2,909	89	17,024	20,644	8,098
Total assets	2,072,403	59,520	10,991,489	11,125,759	6,783,759

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,641	82	14,264	14,382	7,235
Administrative charge	268	7	1,417	1,427	863
Contract terminations	—	—	1,343	4,835	—
Payable for investments purchased	—	—	—	324	—
Total liabilities	2,909	89	17,024	20,968	8,098
Net assets applicable to contracts in accumulation period	2,069,289	57,173	10,920,493	11,104,417	6,774,455
Net assets applicable to contracts in payment period	—	—	53,679	—	—
Net assets applicable to seed money	205	2,258	293	374	1,206
Total net assets	$2,069,494	$59,431	$10,974,465	$11,104,791	$6,775,661
(1) Investment shares	134,557	3,185	416,963	349,757	366,847
(2) Investments, at cost	$1,285,112	$52,078	$12,167,065	$11,158,152	$4,775,391

Dec. 31, 2015 (continued)	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$194,002	$6,947,674	$6,029,240	$987,325	$23,571,643
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	32	—	—	—
Receivable for share redemptions	206	16,669	8,261	1,078	50,511
Total assets	194,208	6,964,375	6,037,501	988,403	23,622,154

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	181	7,869	6,941	952	27,193
Administrative charge	25	892	776	126	3,030
Contract terminations	—	7,908	544	—	20,288
Payable for investments purchased	—	32	—	—	—
Total liabilities	206	16,701	8,261	1,078	50,511
Net assets applicable to contracts in accumulation period	194,002	6,932,707	6,028,936	987,325	23,571,247
Net assets applicable to contracts in payment period	—	14,667	—	—	—
Net assets applicable to seed money	—	300	304	—	396
Total net assets	$194,002	$6,947,674	$6,029,240	$987,325	$23,571,643
(1) Investment shares	40,249	1,435,470	345,317	42,374	1,045,769
(2) Investments, at cost	$240,602	$7,825,532	$4,852,870	$846,586	$22,013,472

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	207

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$466,804	$6,555,662	$4,918,002	$1,122,432	$3,158,606
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	19	—	—
Receivable for share redemptions	518	9,615	11,321	1,240	3,986
Total assets	467,322	6,565,277	4,929,342	1,123,672	3,162,592

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	458	6,673	5,561	1,085	3,276
Administrative charge	60	844	633	146	406
Contract terminations	—	2,098	5,127	9	304
Payable for investments purchased	—	—	19	—	—
Total liabilities	518	9,615	11,340	1,240	3,986
Net assets applicable to contracts in accumulation period	466,804	6,555,089	4,917,549	1,122,432	3,158,178
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	573	453	—	428
Total net assets	$466,804	$6,555,662	$4,918,002	$1,122,432	$3,158,606
(1) Investment shares	18,672	261,703	574,533	112,921	317,767
(2) Investments, at cost	$330,078	$4,640,344	$4,533,615	$859,775	$2,422,094

Dec. 31, 2015 (continued)					WF VT Total Return Bond, Cl 2
Assets
Investments, at fair value(1),(2)					$18,595,821
Dividends receivable					22,354
Accounts receivable from RiverSource Life for contract purchase payments					595
Receivable for share redemptions					39,413
Total assets					18,658,183

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee					22,608
Administrative charge					2,383
Contract terminations					14,422
Payable for investments purchased					22,949
Total liabilities					62,362
Net assets applicable to contracts in accumulation period					18,589,365
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					6,456
Total net assets					$18,595,821
(1) Investment shares					1,789,781
(2) Investments, at cost					$18,469,330

See accompanying notes to financial statements.

208	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Investment income
Dividend income	$9,436	$—	$83,323	$23,586	$447,274
Variable account expenses	5,997	18,736	96,065	10,946	373,146
Investment income (loss) — net	3,439	(18,736)	(12,742)	12,640	74,128

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	163,549	335,418	1,550,066	185,526	7,950,788
Cost of investments sold	158,017	242,741	1,107,689	193,941	8,531,888
Net realized gain (loss) on sales of investments	5,532	92,677	442,377	(8,415)	(581,100)
Distributions from capital gains	43,093	—	—	20,984	—
Net change in unrealized appreciation or depreciation of investments	(51,315)	(42,764)	(412,363)	(36,001)	1,084,185
Net gain (loss) on investments	(2,690)	49,913	30,014	(23,432)	503,085
Net increase (decrease) in net assets resulting from operations	$749	$31,177	$17,272	$(10,792)	$577,213

Year ended Dec. 31, 2015 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Investment income
Dividend income	$—	$7,784	$713,218	$327	$2,691
Variable account expenses	45,859	5,173	584,519	2,124	2,752
Investment income (loss) — net	(45,859)	2,611	128,699	(1,797)	(61)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	680,453	24,674	10,347,134	6,315	46,679
Cost of investments sold	380,797	19,524	10,813,098	6,201	42,955
Net realized gain (loss) on sales of investments	299,656	5,150	(465,964)	114	3,724
Distributions from capital gains	307,538	31,738	—	—	8,015
Net change in unrealized appreciation or depreciation of investments	(252,750)	(66,005)	(1,023,996)	425	(16,695)
Net gain (loss) on investments	354,444	(29,117)	(1,489,960)	539	(4,956)
Net increase (decrease) in net assets resulting from operations	$308,585	$(26,506)	$(1,361,261)	$(1,258)	$(5,017)

Year ended Dec. 31, 2015 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Investment income
Dividend income	$47,770	$10,564	$5,956	$—	$1,490
Variable account expenses	248,112	6,939	4,949	4,045	889
Investment income (loss) — net	(200,342)	3,625	1,007	(4,045)	601

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,269,813	45,155	203,535	97,780	3,309
Cost of investments sold	4,079,418	33,393	135,880	80,394	2,851
Net realized gain (loss) on sales of investments	2,190,395	11,762	67,655	17,386	458
Distributions from capital gains	1,577,419	—	—	5,383	7,538
Net change in unrealized appreciation or depreciation of investments	(2,817,018)	(42,140)	(88,399)	(33,266)	(8,716)
Net gain (loss) on investments	950,796	(30,378)	(20,744)	(10,497)	(720)
Net increase (decrease) in net assets resulting from operations	$750,454	$(26,753)	$(19,737)	$(14,542)	$(119)
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	209

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Investment income
Dividend income	$—	$1,896	$—	$17,534	$551,523
Variable account expenses	44,345	282,982	642,293	237,673	154,510
Investment income (loss) — net	(44,345)	(281,086)	(642,293)	(220,139)	397,013

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	414,949	7,937,216	12,193,972	4,417,905	4,653,826
Cost of investments sold	286,844	7,936,697	8,094,059	4,097,369	4,578,069
Net realized gain (loss) on sales of investments	128,105	519	4,099,913	320,536	75,757
Distributions from capital gains	—	—	—	373,323	—
Net change in unrealized appreciation or depreciation of investments	(74,108)	(518)	(5,151,417)	(1,751,206)	(688,657)
Net gain (loss) on investments	53,997	1	(1,051,504)	(1,057,347)	(612,900)
Net increase (decrease) in net assets resulting from operations	$9,652	$(281,085)	$(1,693,797)	$(1,277,486)	$(215,887)

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Investment income
Dividend income	$24,061	$641,107	$250,526	$244,944	$301
Variable account expenses	3,298	119,900	45,378	278,630	2,058
Investment income (loss) — net	20,763	521,207	205,148	(33,686)	(1,757)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	40,573	2,457,990	1,090,508	5,697,114	93,359
Cost of investments sold	42,440	2,617,804	1,180,870	5,864,050	76,123
Net realized gain (loss) on sales of investments	(1,867)	(159,814)	(90,362)	(166,936)	17,236
Distributions from capital gains	2,306	62,700	24,344	55,803	—
Net change in unrealized appreciation or depreciation of investments	(26,074)	(566,212)	(187,128)	(61,523)	(13,758)
Net gain (loss) on investments	(25,635)	(663,326)	(253,146)	(172,656)	3,478
Net increase (decrease) in net assets resulting from operations	$(4,872)	$(142,119)	$(47,998)	$(206,342)	$1,721

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,172	16,213	129,681	396,981	234,026
Investment income (loss) — net	(4,172)	(16,213)	(129,681)	(396,981)	(234,026)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,630	309,869	1,680,206	7,345,544	7,596,094
Cost of investments sold	25,059	192,076	835,381	4,178,310	7,512,873
Net realized gain (loss) on sales of investments	17,571	117,793	844,825	3,167,234	83,221
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,076	(21,033)	(762,944)	(2,904,575)	(311,533)
Net gain (loss) on investments	30,647	96,760	81,881	262,659	(228,312)
Net increase (decrease) in net assets resulting from operations	$26,475	$80,547	$(47,800)	$(134,322)	$(462,338)

See accompanying notes to financial statements.

210	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	942,190	2,134,435	4,919,962	39,728	10,735
Investment income (loss) — net	(942,190)	(2,134,435)	(4,919,962)	(39,728)	(10,735)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,620,217	21,038,423	45,136,450	589,156	1,122,539
Cost of investments sold	11,496,962	20,307,971	43,968,035	328,289	851,777
Net realized gain (loss) on sales of investments	123,255	730,452	1,168,415	260,867	270,762
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,437,193)	(5,697,033)	(9,688,176)	(103,577)	(261,530)
Net gain (loss) on investments	(1,313,938)	(4,966,581)	(8,519,761)	157,290	9,232
Net increase (decrease) in net assets resulting from operations	$(2,256,128)	$(7,101,016)	$(13,439,723)	$117,562	$(1,503)

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Investment income
Dividend income	$4,404	$—	$—	$11,152	$—
Variable account expenses	6,746	2,696	15,938	33,011	928
Investment income (loss) — net	(2,342)	(2,696)	(15,938)	(21,859)	(928)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	39,707	25,154	196,061	887,461	12,948
Cost of investments sold	36,528	17,399	115,553	786,353	5,476
Net realized gain (loss) on sales of investments	3,179	7,755	80,508	101,108	7,472
Distributions from capital gains	—	—	—	128,697	3,709
Net change in unrealized appreciation or depreciation of investments	16,584	(15,593)	(109,013)	(350,361)	(7,853)
Net gain (loss) on investments	19,763	(7,838)	(28,505)	(120,556)	3,328
Net increase (decrease) in net assets resulting from operations	$17,421	$(10,534)	$(44,443)	$(142,415)	$2,400

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Investment income
Dividend income	$11,503	$358,516	$—	$848	$—
Variable account expenses	4,876	187,892	1,691	2,691	94,029
Investment income (loss) — net	6,627	170,624	(1,691)	(1,843)	(94,029)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,392	3,680,399	211,836	5,167	2,243,456
Cost of investments sold	36,110	3,565,314	336,990	4,069	1,372,705
Net realized gain (loss) on sales of investments	1,282	115,085	(125,154)	1,098	870,751
Distributions from capital gains	889	28,942	—	30,249	652,678
Net change in unrealized appreciation or depreciation of investments	(8,165)	(326,779)	98,215	(36,866)	(1,168,572)
Net gain (loss) on investments	(5,994)	(182,752)	(26,939)	(5,519)	354,857
Net increase (decrease) in net assets resulting from operations	$633	$(12,128)	$(28,630)	$(7,362)	$260,828

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	211

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
Investment income
Dividend income	$5,347	$3,759	$4,918	$1,416	$74,357
Variable account expenses	6,968	4,391	2,972	1,058	37,168
Investment income (loss) — net	(1,621)	(632)	1,946	358	37,189

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	84,165	194,249	18,419	23,234	1,061,799
Cost of investments sold	61,306	155,281	16,763	28,754	1,070,384
Net realized gain (loss) on sales of investments	22,859	38,968	1,656	(5,520)	(8,585)
Distributions from capital gains	67,079	14,333	—	—	—
Net change in unrealized appreciation or depreciation of investments	(109,659)	(61,297)	(6,546)	2,916	(73,740)
Net gain (loss) on investments	(19,721)	(7,996)	(4,890)	(2,604)	(82,325)
Net increase (decrease) in net assets resulting from operations	$(21,342)	$(8,628)	$(2,944)	$(2,246)	$(45,136)

Year ended Dec. 31, 2015 (continued)	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
Investment income
Dividend income	$3,363	$1,148	$30,303	$516,559	$3,017
Variable account expenses	2,962	1,275	43,053	1,122,109	7,003
Investment income (loss) — net	401	(127)	(12,750)	(605,550)	(3,986)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	31,872	3,722	733,071	21,495,174	54,326
Cost of investments sold	27,334	3,181	560,437	16,803,874	38,228
Net realized gain (loss) on sales of investments	4,538	541	172,634	4,691,300	16,098
Distributions from capital gains	7,413	2,580	333,099	7,016,057	30,545
Net change in unrealized appreciation or depreciation of investments	(13,708)	(3,998)	(495,743)	(11,560,597)	(43,483)
Net gain (loss) on investments	(1,757)	(877)	9,990	146,760	3,160
Net increase (decrease) in net assets resulting from operations	$(1,356)	$(1,004)	$(2,760)	$(458,790)	$(826)

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
Investment income
Dividend income	$28,462	$1,299	$156	$528	$74,879
Variable account expenses	23,678	1,033	1,153	22,902	15,519
Investment income (loss) — net	4,784	266	(997)	(22,374)	59,360

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	406,684	1,388	9,909	334,932	154,690
Cost of investments sold	302,992	958	6,176	173,274	159,945
Net realized gain (loss) on sales of investments	103,692	430	3,733	161,658	(5,255)
Distributions from capital gains	82,332	3,400	3,030	54,939	—
Net change in unrealized appreciation or depreciation of investments	(250,099)	(6,837)	(334)	(97,772)	(108,470)
Net gain (loss) on investments	(64,075)	(3,007)	6,429	118,825	(113,725)
Net increase (decrease) in net assets resulting from operations	$(59,291)	$(2,741)	$5,432	$96,451	$(54,365)

See accompanying notes to financial statements.

212	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$22,686	$412,470	$29,934	$49,561	$4,323
Variable account expenses	5,113	336,773	102,756	313,270	5,506
Investment income (loss) — net	17,573	75,697	(72,822)	(263,709)	(1,183)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,581	7,512,905	941,639	5,790,925	80,188
Cost of investments sold	47,868	7,412,251	753,334	4,995,717	71,459
Net realized gain (loss) on sales of investments	(2,287)	100,654	188,305	795,208	8,729
Distributions from capital gains	—	17,804	939,163	2,797,041	340
Net change in unrealized appreciation or depreciation of investments	(32,630)	(636,451)	(1,242,803)	(3,789,780)	(1,727)
Net gain (loss) on investments	(34,917)	(517,993)	(115,335)	(197,531)	7,342
Net increase (decrease) in net assets resulting from operations	$(17,344)	$(442,296)	$(188,157)	$(461,240)	$6,159

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
Investment income
Dividend income	$81,465	$91,704	$517,442	$1,014,322	$7,777
Variable account expenses	134,263	40,603	170,803	460,126	9,311
Investment income (loss) — net	(52,798)	51,101	346,639	554,196	(1,534)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,000,920	486,419	3,461,782	6,351,653	102,402
Cost of investments sold	2,547,962	521,661	3,299,270	4,725,541	72,109
Net realized gain (loss) on sales of investments	452,958	(35,242)	162,512	1,626,112	30,293
Distributions from capital gains	7,209	—	—	2,238,007	57,559
Net change in unrealized appreciation or depreciation of investments	(141,488)	(36,631)	(1,406,621)	(6,348,219)	(115,927)
Net gain (loss) on investments	318,679	(71,873)	(1,244,109)	(2,484,100)	(28,075)
Net increase (decrease) in net assets resulting from operations	$265,881	$(20,772)	$(897,470)	$(1,929,904)	$(29,609)

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
Investment income
Dividend income	$25,207	$—	$7,263	$203,333	$1,471,441
Variable account expenses	53,697	91,694	4,355	84,302	311,877
Investment income (loss) — net	(28,490)	(91,694)	2,908	119,031	1,159,564

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	604,908	1,284,279	51,841	1,067,828	5,478,327
Cost of investments sold	450,045	1,148,472	68,369	984,334	5,393,102
Net realized gain (loss) on sales of investments	154,863	135,807	(16,528)	83,494	85,225
Distributions from capital gains	579,713	1,669,376	46,252	207,680	95,569
Net change in unrealized appreciation or depreciation of investments	(1,054,820)	(1,916,678)	(109,821)	(855,801)	(2,429,488)
Net gain (loss) on investments	(320,244)	(111,495)	(80,097)	(564,627)	(2,248,694)
Net increase (decrease) in net assets resulting from operations	$(348,734)	$(203,189)	$(77,189)	$(445,596)	$(1,089,130)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	213

Statements of Operations

Year ended Dec. 31, 2015 (continued)	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$44,251	$75,564	$780	$1,092	$33,226
Variable account expenses	26,133	328,717	3,301	1,214	35,461
Investment income (loss) — net	18,118	(253,153)	(2,521)	(122)	(2,235)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	396,824	5,873,746	11,859	17,418	412,474
Cost of investments sold	368,132	5,088,063	8,164	17,683	277,584
Net realized gain (loss) on sales of investments	28,692	785,683	3,695	(265)	134,890
Distributions from capital gains	—	1,365,443	13,343	—	149,186
Net change in unrealized appreciation or depreciation of investments	(171,895)	(3,975,079)	(9,984)	604	(318,856)
Net gain (loss) on investments	(143,203)	(1,823,953)	7,054	339	(34,780)
Net increase (decrease) in net assets resulting from operations	$(125,085)	$(2,077,106)	$4,533	$217	$(37,015)

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Investment income
Dividend income	$—	$—	$875,989	$102,808	$5,696
Variable account expenses	52,996	14,185	912,074	127,901	9,104
Investment income (loss) — net	(52,996)	(14,185)	(36,085)	(25,093)	(3,408)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	551,446	283,015	16,453,287	1,270,225	21,676
Cost of investments sold	366,900	205,474	10,869,612	836,138	17,548
Net realized gain (loss) on sales of investments	184,546	77,541	5,583,675	434,087	4,128
Distributions from capital gains	20,021	4,631	144,669	940,188	65,063
Net change in unrealized appreciation or depreciation of investments	(9,942)	(37,328)	(9,716,042)	(1,989,334)	(112,290)
Net gain (loss) on investments	194,625	44,844	(3,987,698)	(615,059)	(43,099)
Net increase (decrease) in net assets resulting from operations	$141,629	$30,659	$(4,023,783)	$(640,152)	$(46,507)

Year ended Dec. 31, 2015 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
Investment income
Dividend income	$—	$28,385	$13,416	$22,310	$1,624
Variable account expenses	11,921	15,011	12,773	30,420	28,110
Investment income (loss) — net	(11,921)	13,374	643	(8,110)	(26,486)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	673,367	277,935	104,931	763,565	575,584
Cost of investments sold	588,229	215,616	67,056	581,930	525,124
Net realized gain (loss) on sales of investments	85,138	62,319	37,875	181,635	50,460
Distributions from capital gains	70,580	166,091	—	—	148,149
Net change in unrealized appreciation or depreciation of investments	(153,562)	(290,642)	(69,765)	(225,319)	(253,303)
Net gain (loss) on investments	2,156	(62,232)	(31,890)	(43,684)	(54,694)
Net increase (decrease) in net assets resulting from operations	$(9,765)	$(48,858)	$(31,247)	$(51,794)	$(81,180)

See accompanying notes to financial statements.

214	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
Investment income
Dividend income	$—	$—	$232,724	$34,769	$3,849
Variable account expenses	3,627	9,098	159,552	30,721	10,564
Investment income (loss) — net	(3,627)	(9,098)	73,172	4,048	(6,715)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	71,921	340,925	3,072,335	283,442	71,572
Cost of investments sold	51,928	229,700	2,588,637	238,512	44,217
Net realized gain (loss) on sales of investments	19,993	111,225	483,698	44,930	27,355
Distributions from capital gains	18,421	44,282	764,694	74,396	82,176
Net change in unrealized appreciation or depreciation of investments	(33,211)	(129,670)	(2,577,196)	(139,696)	(87,089)
Net gain (loss) on investments	5,203	25,837	(1,328,804)	(20,370)	22,442
Net increase (decrease) in net assets resulting from operations	$1,576	$16,739	$(1,255,632)	$(16,322)	$15,727

Year ended Dec. 31, 2015 (continued)	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
Investment income
Dividend income	$5,639	$—	$15,278	$6,080	$5,032
Variable account expenses	12,066	1,842	54,995	18,587	6,443
Investment income (loss) — net	(6,427)	(1,842)	(39,717)	(12,507)	(1,411)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	67,199	14,882	1,430,938	154,875	65,198
Cost of investments sold	55,385	9,275	1,038,057	187,164	39,008
Net realized gain (loss) on sales of investments	11,814	5,607	392,881	(32,289)	26,190
Distributions from capital gains	—	17,903	624,659	36,054	20,335
Net change in unrealized appreciation or depreciation of investments	(35,389)	(17,690)	(828,086)	(112,825)	(48,679)
Net gain (loss) on investments	(23,575)	5,820	189,454	(109,060)	(2,154)
Net increase (decrease) in net assets resulting from operations	$(30,002)	$3,978	$149,737	$(121,567)	$(3,565)

Year ended Dec. 31, 2015 (continued)	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Investment income
Dividend income	$1,574	$637	$67,286	$13,386	$3,848
Variable account expenses	1,600	2,385	12,376	21,345	7,470
Investment income (loss) — net	(26)	(1,748)	54,910	(7,959)	(3,622)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,086	20,002	76,231	291,974	63,139
Cost of investments sold	13,611	17,916	46,252	187,113	37,863
Net realized gain (loss) on sales of investments	2,475	2,086	29,979	104,861	25,276
Distributions from capital gains	1,648	9,632	—	157,421	60,498
Net change in unrealized appreciation or depreciation of investments	(3,391)	(20,947)	(136,890)	(270,092)	(87,971)
Net gain (loss) on investments	732	(9,229)	(106,911)	(7,810)	(2,197)
Net increase (decrease) in net assets resulting from operations	$706	$(10,977)	$(52,001)	$(15,769)	$(5,819)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	215

Statements of Operations

Year ended Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl(1)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Investment income
Dividend income	$7,856	$—	$—	$8,262	$3,308
Variable account expenses	16,462	14,027	24,829	17,401	1,657
Investment income (loss) — net	(8,606)	(14,027)	(24,829)	(9,139)	1,651

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	215,325	156,579	344,950	117,550	83,456
Cost of investments sold	222,776	143,207	317,704	77,651	66,865
Net realized gain (loss) on sales of investments	(7,451)	13,372	27,246	39,899	16,591
Distributions from capital gains	99,207	29,712	60,092	85,236	4,706
Net change in unrealized appreciation or depreciation of investments	(127,917)	(56,420)	(110,226)	(123,184)	(24,514)
Net gain (loss) on investments	(36,161)	(13,336)	(22,888)	1,951	(3,217)
Net increase (decrease) in net assets resulting from operations	$(44,767)	$(27,363)	$(47,717)	$(7,188)	$(1,566)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

Year ended Dec. 31, 2015 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Investment income
Dividend income	$464,614	$203,434	$80,991	$10,689	$—
Variable account expenses	266,842	70,634	31,120	8,170	2,904
Investment income (loss) — net	197,772	132,800	49,871	2,519	(2,904)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,816,538	1,021,814	722,279	387,904	110,878
Cost of investments sold	3,109,177	765,749	597,893	323,929	107,092
Net realized gain (loss) on sales of investments	707,361	256,065	124,386	63,975	3,786
Distributions from capital gains	735,042	335,964	142,148	—	32,094
Net change in unrealized appreciation or depreciation of investments	(1,987,177)	(1,506,044)	(648,929)	(74,278)	(48,675)
Net gain (loss) on investments	(544,774)	(914,015)	(382,395)	(10,303)	(12,795)
Net increase (decrease) in net assets resulting from operations	$(347,002)	$(781,215)	$(332,524)	$(7,784)	$(15,699)

Year ended Dec. 31, 2015 (continued)	MS UIF U.S. Real Est, Cl I	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA
Investment income
Dividend income	$9,538	$17,905	$811	$—	$529
Variable account expenses	9,227	25,536	12,425	315,008	571
Investment income (loss) — net	311	(7,631)	(11,614)	(315,008)	(42)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	243,195	509,334	114,134	6,611,985	673
Cost of investments sold	184,861	366,924	78,744	4,208,809	511
Net realized gain (loss) on sales of investments	58,334	142,410	35,390	2,403,176	162
Distributions from capital gains	—	—	155,239	3,474,574	2,639
Net change in unrealized appreciation or depreciation of investments	(54,288)	(127,033)	(159,374)	(5,136,992)	(1,791)
Net gain (loss) on investments	4,046	15,377	31,255	740,758	1,010
Net increase (decrease) in net assets resulting from operations	$4,357	$7,746	$19,641	$425,750	$968

See accompanying notes to financial statements.

216	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$41,544	$8,980	$1,840,467	$370	$22,641
Variable account expenses	54,224	2,133	529,525	561	47,441
Investment income (loss) — net	(12,680)	6,847	1,310,942	(191)	(24,800)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,164,627	19,424	9,839,334	1,011	834,263
Cost of investments sold	861,333	20,843	9,820,700	721	600,486
Net realized gain (loss) on sales of investments	303,294	(1,419)	18,634	290	233,777
Distributions from capital gains	255,956	—	—	6,037	524,393
Net change in unrealized appreciation or depreciation of investments	(414,792)	(10,688)	(2,490,750)	(5,399)	(971,275)
Net gain (loss) on investments	144,458	(12,107)	(2,472,116)	928	(213,105)
Net increase (decrease) in net assets resulting from operations	$131,778	$(5,260)	$(1,161,174)	$737	$(237,905)

Year ended Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$71,310	$90,033	$41,881	$4,951	$99,336
Variable account expenses	40,204	12,671	6,193	5,631	17,646
Investment income (loss) — net	31,106	77,362	35,688	(680)	81,690

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	967,961	133,161	56,743	13,554	180,648
Cost of investments sold	1,052,252	169,074	71,424	12,695	117,971
Net realized gain (loss) on sales of investments	(84,291)	(35,913)	(14,681)	859	62,677
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(195,062)	(74,548)	(37,612)	(11,242)	(69,314)
Net gain (loss) on investments	(279,353)	(110,461)	(52,293)	(10,383)	(6,637)
Net increase (decrease) in net assets resulting from operations	$(248,247)	$(33,099)	$(16,605)	$(11,063)	$75,053

Year ended Dec. 31, 2015 (continued)	Put VT Gro & Inc, Cl IA	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB
Investment income
Dividend income	$70,926	$54,651	$37,192	$15,784	$3,392
Variable account expenses	46,426	38,083	7,158	3,160	992
Investment income (loss) — net	24,500	16,568	30,034	12,624	2,400

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	382,133	417,996	55,431	36,937	15,634
Cost of investments sold	338,064	354,657	67,875	42,229	15,443
Net realized gain (loss) on sales of investments	44,069	63,339	(12,444)	(5,292)	191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(353,805)	(339,316)	(49,205)	(21,570)	(4,465)
Net gain (loss) on investments	(309,736)	(275,977)	(61,649)	(26,862)	(4,274)
Net increase (decrease) in net assets resulting from operations	$(285,236)	$(259,409)	$(31,615)	$(14,238)	$(1,874)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	217

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Investment income
Dividend income	$74,739	$—	$2	$41,210	$59,546
Variable account expenses	85,054	4,834	3	30,206	47,401
Investment income (loss) — net	(10,315)	(4,834)	(1)	11,004	12,145

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	895,186	43,768	3	184,038	457,328
Cost of investments sold	878,379	29,765	3	110,538	246,868
Net realized gain (loss) on sales of investments	16,807	14,003	—	73,500	210,460
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(41,082)	(8,334)	(5)	(112,106)	(264,476)
Net gain (loss) on investments	(24,275)	5,669	(5)	(38,606)	(54,016)
Net increase (decrease) in net assets resulting from operations	$(34,590)	$835	$(6)	$(27,602)	$(41,871)

Year ended Dec. 31, 2015 (continued)	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$1,509	$79,580	$49,893	$138,591	$—
Variable account expenses	1,407	10,605	4,280	11,714	13,982
Investment income (loss) — net	102	68,975	45,613	126,877	(13,982)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,294	152,837	10,473	81,968	479,259
Cost of investments sold	5,266	162,215	9,059	84,103	447,549
Net realized gain (loss) on sales of investments	4,028	(9,378)	1,414	(2,135)	31,710
Distributions from capital gains	—	—	—	—	40,893
Net change in unrealized appreciation or depreciation of investments	(7,072)	(96,842)	(69,104)	(188,438)	(180,117)
Net gain (loss) on investments	(3,044)	(106,220)	(67,690)	(190,573)	(107,514)
Net increase (decrease) in net assets resulting from operations	$(2,942)	$(37,245)	$(22,077)	$(63,696)	$(121,496)

Year ended Dec. 31, 2015 (continued)	Royce Sm-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$4,854	$19,063	$—	$—	$1,823,399
Variable account expenses	10,480	8,702	419,912	3,095,448	81,068
Investment income (loss) — net	(5,626)	10,361	(419,912)	(3,095,448)	1,742,331

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	122,183	118,642	6,262,687	60,142,796	2,106,091
Cost of investments sold	90,359	125,104	4,607,692	38,772,829	2,529,022
Net realized gain (loss) on sales of investments	31,824	(6,462)	1,654,995	21,369,967	(422,931)
Distributions from capital gains	139,661	—	—	—	431,887
Net change in unrealized appreciation or depreciation of investments	(258,809)	(62,036)	(1,816,471)	(21,705,806)	(1,875,669)
Net gain (loss) on investments	(87,324)	(68,498)	(161,476)	(335,839)	(1,866,713)
Net increase (decrease) in net assets resulting from operations	$(92,950)	$(58,137)	$(581,388)	$(3,431,287)	$(124,382)

See accompanying notes to financial statements.

218	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$3,197	$—	$—
Variable account expenses	470,695	2,314,387	49,248	5,007,734	22,940,021
Investment income (loss) — net	(470,695)	(2,314,387)	(46,051)	(5,007,734)	(22,940,021)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,156,190	49,920,076	1,202,449	47,532,445	335,301,602
Cost of investments sold	12,156,652	42,792,099	916,951	36,293,877	239,007,756
Net realized gain (loss) on sales of investments	999,538	7,127,977	285,498	11,238,568	96,293,846
Distributions from capital gains	—	—	366,793	—	—
Net change in unrealized appreciation or depreciation of investments	(972,804)	(7,058,909)	(578,176)	(12,879,099)	(100,177,123)
Net gain (loss) on investments	26,734	69,068	74,115	(1,640,531)	(3,883,277)
Net increase (decrease) in net assets resulting from operations	$(443,961)	$(2,245,319)	$28,064	$(6,648,265)	$(26,823,298)

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,385,635	9,236,501	875,965	3,204,962	357,791
Investment income (loss) — net	(2,385,635)	(9,236,501)	(875,965)	(3,204,962)	(357,791)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	34,232,194	181,026,911	17,092,636	60,102,203	6,772,261
Cost of investments sold	24,570,571	121,587,283	13,684,246	46,294,733	4,245,290
Net realized gain (loss) on sales of investments	9,661,623	59,439,628	3,408,390	13,807,470	2,526,971
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,502,077)	(61,366,211)	(3,410,209)	(13,791,249)	(4,433,183)
Net gain (loss) on investments	(840,454)	(1,926,583)	(1,819)	16,221	(1,906,212)
Net increase (decrease) in net assets resulting from operations	$(3,226,089)	$(11,163,084)	$(877,784)	$(3,188,741)	$(2,264,003)

Year ended Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Investment income
Dividend income	$—	$—	$177,865	$—	$73,863
Variable account expenses	40,367	657	216,872	220,127	100,592
Investment income (loss) — net	(40,367)	(657)	(39,007)	(220,127)	(26,729)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,029,851	34,423	4,633,791	4,844,259	1,291,858
Cost of investments sold	636,679	30,195	4,685,349	4,209,459	885,614
Net realized gain (loss) on sales of investments	393,172	4,228	(51,558)	634,800	406,244
Distributions from capital gains	—	—	1,112,648	2,153,553	—
Net change in unrealized appreciation or depreciation of investments	(376,375)	(5,172)	(1,065,394)	(2,674,331)	(381,067)
Net gain (loss) on investments	16,797	(944)	(4,304)	114,022	25,177
Net increase (decrease) in net assets resulting from operations	$(23,570)	$(1,601)	$(43,311)	$(106,105)	$(1,552)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	219

Statements of Operations

Year ended Dec. 31, 2015 (continued)	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2
Investment income
Dividend income	$9,702	$308,789	$57,877	$—	$—
Variable account expenses	2,869	118,400	102,928	13,021	393,853
Investment income (loss) — net	6,833	190,389	(45,051)	(13,021)	(393,853)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	72,158	2,183,979	1,753,103	39,350	6,437,586
Cost of investments sold	85,169	2,238,943	1,173,637	30,356	5,179,579
Net realized gain (loss) on sales of investments	(13,011)	(54,964)	579,466	8,994	1,258,007
Distributions from capital gains	—	—	960,048	171,257	4,447,404
Net change in unrealized appreciation or depreciation of investments	11,711	44,395	(1,597,979)	(163,522)	(5,220,314)
Net gain (loss) on investments	(1,300)	(10,569)	(58,465)	16,729	485,097
Net increase (decrease) in net assets resulting from operations	$5,533	$179,820	$(103,516)	$3,708	$91,244

Year ended Dec. 31, 2015 (continued)	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2
Investment income
Dividend income	$2,108	$9,411	$—	$7,098	$8,848
Variable account expenses	6,794	99,496	84,414	16,059	50,111
Investment income (loss) — net	(4,686)	(90,085)	(84,414)	(8,961)	(41,263)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	83,797	1,668,422	1,553,278	204,313	986,992
Cost of investments sold	52,672	1,023,413	1,151,308	146,394	700,652
Net realized gain (loss) on sales of investments	31,125	645,009	401,970	57,919	286,340
Distributions from capital gains	54,112	753,455	697,090	—	—
Net change in unrealized appreciation or depreciation of investments	(100,451)	(1,594,819)	(1,151,394)	(201,800)	(710,448)
Net gain (loss) on investments	(15,214)	(196,355)	(52,334)	(143,881)	(424,108)
Net increase (decrease) in net assets resulting from operations	$(19,900)	$(286,440)	$(136,748)	$(152,842)	$(465,371)

Year ended Dec. 31, 2015 (continued)					WF VT Total Return Bond, Cl 2
Investment income
Dividend income					$267,042
Variable account expenses					329,432
Investment income (loss) — net					(62,390)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					5,184,654
Cost of investments sold					5,078,647
Net realized gain (loss) on sales of investments					106,007
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(308,945)
Net gain (loss) on investments					(202,938)
Net increase (decrease) in net assets resulting from operations					$(265,328)
See accompanying notes to financial statements.

220	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Operations
Investment income (loss) — net	$3,439	$(18,736)	$(12,742)	$12,640	$74,128
Net realized gain (loss) on sales of investments	5,532	92,677	442,377	(8,415)	(581,100)
Distributions from capital gains	43,093	—	—	20,984	—
Net change in unrealized appreciation or depreciation of investments	(51,315)	(42,764)	(412,363)	(36,001)	1,084,185
Net increase (decrease) in net assets resulting from operations	749	31,177	17,272	(10,792)	577,213

Contract transactions
Contract purchase payments	—	3,875	3,901	709	13,182
Net transfers(1)	(1,402)	(29,782)	(129,027)	(5,887)	(1,729,722)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,322)
Contract terminations:
Surrender benefits and contract charges	(155,005)	(214,571)	(858,144)	(84,565)	(4,860,408)
Death benefits	—	(45,727)	(339,804)	(76,473)	(412,043)
Increase (decrease) from contract transactions	(156,407)	(286,205)	(1,323,074)	(166,216)	(6,992,313)
Net assets at beginning of year	556,378	1,398,880	7,985,999	838,523	25,190,677
Net assets at end of year	$400,720	$1,143,852	$6,680,197	$661,515	$18,775,577

Accumulation unit activity
Units outstanding at beginning of year	387,328	1,920,461	4,354,609	500,958	21,752,323
Contract purchase payments	—	6,456	2,234	412	10,967
Net transfers(1)	(1,002)	(56,406)	(72,880)	(3,449)	(1,355,246)
Contract terminations:
Surrender benefits and contract charges	(107,351)	(316,058)	(451,007)	(48,882)	(3,983,736)
Death benefits	—	(28,688)	(181,423)	(47,804)	(340,558)
Units outstanding at end of year	278,975	1,525,765	3,651,533	401,235	16,083,750

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$(45,859)	$2,611	$128,699	$(1,797)	$(61)
Net realized gain (loss) on sales of investments	299,656	5,150	(465,964)	114	3,724
Distributions from capital gains	307,538	31,738	—	—	8,015
Net change in unrealized appreciation or depreciation of investments	(252,750)	(66,005)	(1,023,996)	425	(16,695)
Net increase (decrease) in net assets resulting from operations	308,585	(26,506)	(1,361,261)	(1,258)	(5,017)

Contract transactions
Contract purchase payments	1,691	24	17,437	—	150
Net transfers(1)	7,618	(33)	(494,801)	(56)	29,822
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(516,158)	(19,253)	(7,164,458)	(187)	(12,976)
Death benefits	(38,930)	(523)	(794,767)	—	—
Increase (decrease) from contract transactions	(545,779)	(19,785)	(8,436,589)	(243)	16,996
Net assets at beginning of year	3,473,175	392,141	39,591,022	145,297	151,455
Net assets at end of year	$3,235,981	$345,850	$29,793,172	$143,796	$163,434

Accumulation unit activity
Units outstanding at beginning of year	3,014,587	176,544	30,500,521	111,863	91,393
Contract purchase payments	1,179	11	13,757	—	—
Net transfers(1)	(22,579)	(16)	(407,775)	(2)	18,320
Contract terminations:
Surrender benefits and contract charges	(374,591)	(8,983)	(5,566,631)	(113)	(7,755)
Death benefits	(31,118)	(252)	(619,424)	—	—
Units outstanding at end of year	2,587,478	167,304	23,920,448	111,748	101,958

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Operations
Investment income (loss) — net	$(200,342)	$3,625	$1,007	$(4,045)	$601
Net realized gain (loss) on sales of investments	2,190,395	11,762	67,655	17,386	458
Distributions from capital gains	1,577,419	—	—	5,383	7,538
Net change in unrealized appreciation or depreciation of investments	(2,817,018)	(42,140)	(88,399)	(33,266)	(8,716)
Net increase (decrease) in net assets resulting from operations	750,454	(26,753)	(19,737)	(14,542)	(119)

Contract transactions
Contract purchase payments	18,111	24	1,097	300	302
Net transfers(1)	(1,887,646)	(35)	2,442	(32,391)	(185)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(3,792,362)	(31,149)	(152,796)	(48,552)	(2,247)
Death benefits	(233,252)	(7,364)	(42,239)	—	—
Increase (decrease) from contract transactions	(5,895,149)	(38,524)	(191,496)	(80,643)	(2,130)
Net assets at beginning of year	17,291,892	523,803	442,501	277,030	71,282
Net assets at end of year	$12,147,197	$458,526	$231,268	$181,845	$69,033

Accumulation unit activity
Units outstanding at beginning of year	10,331,312	168,914	238,778	152,662	32,414
Contract purchase payments	10,278	8	531	—	136
Net transfers(1)	(1,087,139)	(12)	1,354	(18,558)	(87)
Contract terminations:
Surrender benefits and contract charges	(2,172,258)	(10,274)	(84,028)	(27,609)	(1,015)
Death benefits	(134,291)	(2,625)	(23,542)	—	—
Units outstanding at end of year	6,947,902	156,011	133,093	106,495	31,448

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(44,345)	$(281,086)	$(642,293)	$(220,139)	$397,013
Net realized gain (loss) on sales of investments	128,105	519	4,099,913	320,536	75,757
Distributions from capital gains	—	—	—	373,323	—
Net change in unrealized appreciation or depreciation of investments	(74,108)	(518)	(5,151,417)	(1,751,206)	(688,657)
Net increase (decrease) in net assets resulting from operations	9,652	(281,085)	(1,693,797)	(1,277,486)	(215,887)

Contract transactions
Contract purchase payments	2,000	62,607	19,954	8,683	14,009
Net transfers(1)	(2,549)	1,866,239	(1,589,327)	408,033	(667,793)
Adjustments to net assets allocated to contracts in payment period	(854)	(3,471)	(2,745)	—	—
Contract terminations:
Surrender benefits and contract charges	(266,938)	(4,880,330)	(8,237,648)	(3,208,721)	(1,888,761)
Death benefits	(55,439)	(395,562)	(569,812)	(222,743)	(202,095)
Increase (decrease) from contract transactions	(323,780)	(3,350,517)	(10,379,578)	(3,014,748)	(2,744,640)
Net assets at beginning of year	3,338,002	20,755,296	45,781,232	16,346,766	10,954,774
Net assets at end of year	$3,023,874	$17,123,694	$33,707,857	$12,054,532	$7,994,247

Accumulation unit activity
Units outstanding at beginning of year	1,629,441	20,296,527	21,169,702	7,610,051	5,571,922
Contract purchase payments	973	60,561	7,732	4,600	6,941
Net transfers(1)	(7,702)	1,840,632	(789,130)	253,431	(341,513)
Contract terminations:
Surrender benefits and contract charges	(152,796)	(4,779,242)	(3,907,856)	(1,487,431)	(960,250)
Death benefits	(24,335)	(404,294)	(261,732)	(105,911)	(101,679)
Units outstanding at end of year	1,445,581	17,014,184	16,218,716	6,274,740	4,175,421

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Operations
Investment income (loss) — net	$20,763	$521,207	$205,148	$(33,686)	$(1,757)
Net realized gain (loss) on sales of investments	(1,867)	(159,814)	(90,362)	(166,936)	17,236
Distributions from capital gains	2,306	62,700	24,344	55,803	—
Net change in unrealized appreciation or depreciation of investments	(26,074)	(566,212)	(187,128)	(61,523)	(13,758)
Net increase (decrease) in net assets resulting from operations	(4,872)	(142,119)	(47,998)	(206,342)	1,721

Contract transactions
Contract purchase payments	2	1,567	1,161	31,427	180
Net transfers(1)	(9,469)	(409,411)	(397,298)	(1,490,745)	(21,340)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(829)	—
Contract terminations:
Surrender benefits and contract charges	(26,579)	(1,519,749)	(415,884)	(2,671,304)	(69,958)
Death benefits	—	(213,661)	(77,143)	(529,913)	—
Increase (decrease) from contract transactions	(36,046)	(2,141,254)	(889,164)	(4,661,364)	(91,118)
Net assets at beginning of year	282,764	8,123,068	3,210,906	20,571,011	185,495
Net assets at end of year	$241,846	$5,839,695	$2,273,744	$15,703,305	$96,098

Accumulation unit activity
Units outstanding at beginning of year	307,225	8,928,033	1,772,744	13,847,153	198,171
Contract purchase payments	—	1,664	611	19,298	—
Net transfers(1)	(10,298)	(445,490)	(213,883)	(1,082,361)	(22,956)
Contract terminations:
Surrender benefits and contract charges	(28,212)	(1,643,842)	(226,808)	(1,842,433)	(74,098)
Death benefits	—	(232,177)	(42,522)	(354,324)	—
Units outstanding at end of year	268,715	6,608,188	1,290,142	10,587,333	101,117

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,172)	$(16,213)	$(129,681)	$(396,981)	$(234,026)
Net realized gain (loss) on sales of investments	17,571	117,793	844,825	3,167,234	83,221
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,076	(21,033)	(762,944)	(2,904,575)	(311,533)
Net increase (decrease) in net assets resulting from operations	26,475	80,547	(47,800)	(134,322)	(462,338)

Contract transactions
Contract purchase payments	2	64	836	26,040	19
Net transfers(1)	(24,834)	(35,950)	(15,056)	(1,359,145)	9,666,720
Adjustments to net assets allocated to contracts in payment period	—	—	—	4,405	—
Contract terminations:
Surrender benefits and contract charges	(13,625)	(166,459)	(1,145,653)	(4,674,281)	(6,250,152)
Death benefits	—	(17,512)	(365,804)	(593,476)	(72,596)
Increase (decrease) from contract transactions	(38,457)	(219,857)	(1,525,677)	(6,596,457)	3,343,991
Net assets at beginning of year	342,556	1,074,312	10,533,869	29,185,543	12,594,469
Net assets at end of year	$330,574	$935,002	$8,960,392	$22,454,764	$15,476,122

Accumulation unit activity
Units outstanding at beginning of year	224,622	856,484	6,038,965	19,422,352	12,249,057
Contract purchase payments	—	53	517	18,690	—
Net transfers(1)	(15,218)	(21,547)	(7,094)	(893,922)	9,354,480
Contract terminations:
Surrender benefits and contract charges	(8,370)	(93,707)	(639,994)	(3,089,491)	(6,070,603)
Death benefits	—	(17,445)	(239,443)	(413,903)	(71,529)
Units outstanding at end of year	201,034	723,838	5,152,951	15,043,726	15,461,405

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(942,190)	$(2,134,435)	$(4,919,962)	$(39,728)	$(10,735)
Net realized gain (loss) on sales of investments	123,255	730,452	1,168,415	260,867	270,762
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,437,193)	(5,697,033)	(9,688,176)	(103,577)	(261,530)
Net increase (decrease) in net assets resulting from operations	(2,256,128)	(7,101,016)	(13,439,723)	117,562	(1,503)

Contract transactions
Contract purchase payments	22	124,490	374,810	2,121	16
Net transfers(1)	17,475,969	26,717,923	65,883,065	(135,754)	1,834
Adjustments to net assets allocated to contracts in payment period	—	—	—	(385)	—
Contract terminations:
Surrender benefits and contract charges	(8,348,836)	(14,379,666)	(37,067,429)	(351,430)	(1,111,526)
Death benefits	(463,501)	(306,520)	(1,531,730)	(40,293)	—
Increase (decrease) from contract transactions	8,663,654	12,156,227	27,658,716	(525,741)	(1,109,676)
Net assets at beginning of year	54,090,312	137,465,427	299,904,105	2,789,424	1,313,325
Net assets at end of year	$60,497,838	$142,520,638	$314,123,098	$2,381,245	$202,146

Accumulation unit activity
Units outstanding at beginning of year	51,991,004	129,273,636	284,926,086	1,357,350	940,224
Contract purchase payments	—	118,502	354,742	895	—
Net transfers(1)	16,775,687	25,143,960	62,564,319	(65,561)	1,099
Contract terminations:
Surrender benefits and contract charges	(8,149,930)	(13,538,054)	(35,355,701)	(168,207)	(789,366)
Death benefits	(452,168)	(284,386)	(1,476,584)	(18,531)	—
Units outstanding at end of year	60,164,593	140,713,658	311,012,862	1,105,946	151,957

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Operations
Investment income (loss) — net	$(2,342)	$(2,696)	$(15,938)	$(21,859)	$(928)
Net realized gain (loss) on sales of investments	3,179	7,755	80,508	101,108	7,472
Distributions from capital gains	—	—	—	128,697	3,709
Net change in unrealized appreciation or depreciation of investments	16,584	(15,593)	(109,013)	(350,361)	(7,853)
Net increase (decrease) in net assets resulting from operations	17,421	(10,534)	(44,443)	(142,415)	2,400

Contract transactions
Contract purchase payments	287	19	744	838	2
Net transfers(1)	52	(31)	(54,214)	(341,729)	(334)
Adjustments to net assets allocated to contracts in payment period	(389)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(29,563)	(8,862)	(124,167)	(321,262)	(11,443)
Death benefits	(2,765)	(13,494)	(956)	(55,710)	—
Increase (decrease) from contract transactions	(32,378)	(22,368)	(178,593)	(717,863)	(11,775)
Net assets at beginning of year	463,983	163,908	1,202,937	2,489,379	79,332
Net assets at end of year	$449,026	$131,006	$979,901	$1,629,101	$69,957

Accumulation unit activity
Units outstanding at beginning of year	263,489	86,692	525,639	1,326,141	30,698
Contract purchase payments	149	—	334	379	—
Net transfers(1)	51	(8)	(26,996)	(178,357)	(114)
Contract terminations:
Surrender benefits and contract charges	(15,946)	(5,064)	(56,851)	(175,656)	(4,188)
Death benefits	(1,512)	(7,758)	(441)	(30,551)	—
Units outstanding at end of year	246,231	73,862	441,685	941,956	26,396

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Operations
Investment income (loss) — net	$6,627	$170,624	$(1,691)	$(1,843)	$(94,029)
Net realized gain (loss) on sales of investments	1,282	115,085	(125,154)	1,098	870,751
Distributions from capital gains	889	28,942	—	30,249	652,678
Net change in unrealized appreciation or depreciation of investments	(8,165)	(326,779)	98,215	(36,866)	(1,168,572)
Net increase (decrease) in net assets resulting from operations	633	(12,128)	(28,630)	(7,362)	260,828

Contract transactions
Contract purchase payments	2	5,041	475	—	4,438
Net transfers(1)	1,780	(353,716)	(181,195)	(1,073)	(661,792)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(31,275)	(1,974,251)	(28,943)	(793)	(1,364,367)
Death benefits	—	(580,375)	—	—	(78,467)
Increase (decrease) from contract transactions	(29,493)	(2,903,301)	(209,663)	(1,866)	(2,100,188)
Net assets at beginning of year	414,392	14,173,431	300,146	192,740	6,538,951
Net assets at end of year	$385,532	$11,258,002	$61,853	$183,512	$4,699,591

Accumulation unit activity
Units outstanding at beginning of year	409,961	11,959,589	520,270	100,708	3,407,544
Contract purchase payments	—	4,063	—	—	2,249
Net transfers(1)	1,738	(313,500)	(322,827)	(478)	(335,035)
Contract terminations:
Surrender benefits and contract charges	(30,642)	(1,691,557)	(54,983)	(393)	(686,323)
Death benefits	—	(483,936)	—	—	(39,564)
Units outstanding at end of year	381,057	9,474,659	142,460	99,837	2,348,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
Operations
Investment income (loss) — net	$(1,621)	$(632)	$1,946	$358	$37,189
Net realized gain (loss) on sales of investments	22,859	38,968	1,656	(5,520)	(8,585)
Distributions from capital gains	67,079	14,333	—	—	—
Net change in unrealized appreciation or depreciation of investments	(109,659)	(61,297)	(6,546)	2,916	(73,740)
Net increase (decrease) in net assets resulting from operations	(21,342)	(8,628)	(2,944)	(2,246)	(45,136)

Contract transactions
Contract purchase payments	—	—	—	—	4,495
Net transfers(1)	105	(99,935)	27,546	2,398	(324,306)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(59,675)	(41,115)	(15,676)	(22,267)	(527,656)
Death benefits	(17,523)	(1,391)	—	—	(118,846)
Increase (decrease) from contract transactions	(77,093)	(142,441)	11,870	(19,869)	(966,313)
Net assets at beginning of year	561,032	318,872	156,304	70,902	2,809,963
Net assets at end of year	$462,597	$167,803	$165,230	$48,787	$1,798,514

Accumulation unit activity
Units outstanding at beginning of year	475,505	182,247	168,791	60,550	2,435,938
Contract purchase payments	—	—	—	—	1,973
Net transfers(1)	122	(61,312)	28,682	2,133	(280,909)
Contract terminations:
Surrender benefits and contract charges	(52,351)	(23,312)	(16,647)	(18,601)	(460,940)
Death benefits	(14,654)	—	—	—	(102,373)
Units outstanding at end of year	408,622	97,623	180,826	44,082	1,593,689

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
Operations
Investment income (loss) — net	$401	$(127)	$(12,750)	$(605,550)	$(3,986)
Net realized gain (loss) on sales of investments	4,538	541	172,634	4,691,300	16,098
Distributions from capital gains	7,413	2,580	333,099	7,016,057	30,545
Net change in unrealized appreciation or depreciation of investments	(13,708)	(3,998)	(495,743)	(11,560,597)	(43,483)
Net increase (decrease) in net assets resulting from operations	(1,356)	(1,004)	(2,760)	(458,790)	(826)

Contract transactions
Contract purchase payments	—	—	1,379	65,327	—
Net transfers(1)	1,426	2,721	(13,077)	(3,993,330)	6,172
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,269)	—
Contract terminations:
Surrender benefits and contract charges	(22,260)	(2,246)	(639,000)	(14,504,079)	(46,691)
Death benefits	(6,598)	—	(26,925)	(1,316,625)	(905)
Increase (decrease) from contract transactions	(27,432)	475	(677,623)	(19,754,976)	(41,424)
Net assets at beginning of year	251,857	84,822	3,824,153	81,471,590	530,665
Net assets at end of year	$223,069	$84,293	$3,143,770	$61,257,824	$488,415

Accumulation unit activity
Units outstanding at beginning of year	139,744	45,686	1,717,136	33,393,597	227,302
Contract purchase payments	—	—	608	26,429	—
Net transfers(1)	789	1,438	(5,871)	(1,680,155)	2,667
Contract terminations:
Surrender benefits and contract charges	(12,024)	(1,205)	(278,848)	(6,005,864)	(19,943)
Death benefits	(3,818)	—	(11,382)	(506,667)	(378)
Units outstanding at end of year	124,691	45,919	1,421,643	25,227,340	209,648

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
Operations
Investment income (loss) — net	$4,784	$266	$(997)	$(22,374)	$59,360
Net realized gain (loss) on sales of investments	103,692	430	3,733	161,658	(5,255)
Distributions from capital gains	82,332	3,400	3,030	54,939	—
Net change in unrealized appreciation or depreciation of investments	(250,099)	(6,837)	(334)	(97,772)	(108,470)
Net increase (decrease) in net assets resulting from operations	(59,291)	(2,741)	5,432	96,451	(54,365)

Contract transactions
Contract purchase payments	10,183	—	—	1,559	160
Net transfers(1)	(6,044)	(2)	1,949	34,173	(25,306)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(297,397)	(345)	(8,769)	(237,486)	(105,704)
Death benefits	(78,512)	—	—	(23,499)	(2,834)
Increase (decrease) from contract transactions	(371,770)	(347)	(6,820)	(225,253)	(133,684)
Net assets at beginning of year	1,768,324	68,898	97,857	1,760,995	1,261,450
Net assets at end of year	$1,337,263	$65,810	$96,469	$1,632,193	$1,073,401

Accumulation unit activity
Units outstanding at beginning of year	1,070,364	37,354	68,683	943,865	791,225
Contract purchase payments	6,159	—	—	515	98
Net transfers(1)	(3,843)	—	1,308	18,495	(15,891)
Contract terminations:
Surrender benefits and contract charges	(183,396)	(184)	(6,079)	(124,339)	(64,664)
Death benefits	(47,337)	—	—	(12,956)	(1,704)
Units outstanding at end of year	841,947	37,170	63,912	825,580	709,064

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$17,573	$75,697	$(72,822)	$(263,709)	$(1,183)
Net realized gain (loss) on sales of investments	(2,287)	100,654	188,305	795,208	8,729
Distributions from capital gains	—	17,804	939,163	2,797,041	340
Net change in unrealized appreciation or depreciation of investments	(32,630)	(636,451)	(1,242,803)	(3,789,780)	(1,727)
Net increase (decrease) in net assets resulting from operations	(17,344)	(442,296)	(188,157)	(461,240)	6,159

Contract transactions
Contract purchase payments	—	11,548	10,314	29,005	267
Net transfers(1)	(6,024)	(1,242,599)	(90,035)	(1,054,621)	(1,087)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(143)
Contract terminations:
Surrender benefits and contract charges	(26,689)	(4,631,323)	(608,032)	(3,836,830)	(71,923)
Death benefits	—	(478,283)	(131,355)	(290,073)	—
Increase (decrease) from contract transactions	(32,713)	(6,340,657)	(819,108)	(5,152,519)	(72,886)
Net assets at beginning of year	377,038	23,164,569	8,018,677	24,047,813	394,226
Net assets at end of year	$326,981	$16,381,616	$7,011,412	$18,434,054	$327,499

Accumulation unit activity
Units outstanding at beginning of year	193,611	17,219,002	1,979,042	7,890,780	328,715
Contract purchase payments	—	8,266	2,850	9,121	196
Net transfers(1)	(3,030)	(930,905)	(20,979)	(363,067)	(874)
Contract terminations:
Surrender benefits and contract charges	(13,500)	(3,449,365)	(147,600)	(1,252,410)	(68,627)
Death benefits	—	(360,624)	(32,529)	(91,599)	—
Units outstanding at end of year	177,081	12,486,374	1,780,784	6,192,825	259,410

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
Operations
Investment income (loss) — net	$(52,798)	$51,101	$346,639	$554,196	$(1,534)
Net realized gain (loss) on sales of investments	452,958	(35,242)	162,512	1,626,112	30,293
Distributions from capital gains	7,209	—	—	2,238,007	57,559
Net change in unrealized appreciation or depreciation of investments	(141,488)	(36,631)	(1,406,621)	(6,348,219)	(115,927)
Net increase (decrease) in net assets resulting from operations	265,881	(20,772)	(897,470)	(1,929,904)	(29,609)

Contract transactions
Contract purchase payments	5,885	1,407	643	24,698	100
Net transfers(1)	(501,122)	(53,452)	(413,579)	(329,909)	2,029
Adjustments to net assets allocated to contracts in payment period	—	—	(3,227)	(5,845)	—
Contract terminations:
Surrender benefits and contract charges	(1,924,591)	(298,663)	(2,069,082)	(4,766,234)	(31,099)
Death benefits	(182,869)	(42,563)	(666,741)	(639,698)	(1,532)
Increase (decrease) from contract transactions	(2,602,697)	(393,271)	(3,151,986)	(5,716,988)	(30,502)
Net assets at beginning of year	9,171,618	3,096,146	13,125,024	36,912,729	536,130
Net assets at end of year	$6,834,802	$2,682,103	$9,075,568	$29,265,837	$476,019

Accumulation unit activity
Units outstanding at beginning of year	5,666,543	1,325,982	6,251,185	16,266,168	287,613
Contract purchase payments	4,063	533	282	10,584	—
Net transfers(1)	(284,962)	(20,735)	(218,888)	(145,761)	(1,165)
Contract terminations:
Surrender benefits and contract charges	(1,152,149)	(137,593)	(983,394)	(2,079,044)	(16,980)
Death benefits	(104,837)	(18,851)	(316,084)	(285,822)	(784)
Units outstanding at end of year	4,128,658	1,149,336	4,733,101	13,766,125	268,684

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(28,490)	$(91,694)	$2,908	$119,031	$1,159,564
Net realized gain (loss) on sales of investments	154,863	135,807	(16,528)	83,494	85,225
Distributions from capital gains	579,713	1,669,376	46,252	207,680	95,569
Net change in unrealized appreciation or depreciation of investments	(1,054,820)	(1,916,678)	(109,821)	(855,801)	(2,429,488)
Net increase (decrease) in net assets resulting from operations	(348,734)	(203,189)	(77,189)	(445,596)	(1,089,130)

Contract transactions
Contract purchase payments	18,182	6,901	552	31,218	9,233
Net transfers(1)	150	(208,052)	(13,314)	137,959	(565,570)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,520)
Contract terminations:
Surrender benefits and contract charges	(377,284)	(812,499)	(32,539)	(826,053)	(3,456,253)
Death benefits	(65,486)	(134,764)	—	(86,403)	(514,813)
Increase (decrease) from contract transactions	(424,438)	(1,148,414)	(45,301)	(743,279)	(4,529,923)
Net assets at beginning of year	4,406,562	7,412,446	400,092	6,627,569	21,579,411
Net assets at end of year	$3,633,390	$6,060,843	$277,602	$5,438,694	$15,960,358

Accumulation unit activity
Units outstanding at beginning of year	1,621,021	5,328,594	179,094	4,129,975	10,697,798
Contract purchase payments	7,618	5,066	248	19,711	4,593
Net transfers(1)	(1,065)	(183,924)	(7,700)	88,672	(293,371)
Contract terminations:
Surrender benefits and contract charges	(150,267)	(558,488)	(14,873)	(520,017)	(1,740,399)
Death benefits	(26,698)	(115,929)	—	(52,222)	(261,399)
Units outstanding at end of year	1,450,609	4,475,319	156,769	3,666,119	8,407,222

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$18,118	$(253,153)	$(2,521)	$(122)	$(2,235)
Net realized gain (loss) on sales of investments	28,692	785,683	3,695	(265)	134,890
Distributions from capital gains	—	1,365,443	13,343	—	149,186
Net change in unrealized appreciation or depreciation of investments	(171,895)	(3,975,079)	(9,984)	604	(318,856)
Net increase (decrease) in net assets resulting from operations	(125,085)	(2,077,106)	4,533	217	(37,015)

Contract transactions
Contract purchase payments	—	12,304	252	—	163
Net transfers(1)	7,250	(443,594)	(6,274)	(9,943)	141,765
Adjustments to net assets allocated to contracts in payment period	—	(1,716)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(315,994)	(3,996,843)	(2,299)	(6,014)	(285,595)
Death benefits	(46,322)	(500,684)	—	—	(67,810)
Increase (decrease) from contract transactions	(355,066)	(4,930,533)	(8,321)	(15,957)	(211,477)
Net assets at beginning of year	1,828,987	24,159,703	219,861	77,055	2,623,954
Net assets at end of year	$1,348,836	$17,152,064	$216,073	$61,315	$2,375,462

Accumulation unit activity
Units outstanding at beginning of year	1,276,754	7,836,098	154,587	83,490	1,743,775
Contract purchase payments	—	3,859	159	—	101
Net transfers(1)	6,092	(157,250)	(4,397)	(10,802)	89,559
Contract terminations:
Surrender benefits and contract charges	(216,222)	(1,395,630)	(1,576)	(6,354)	(187,314)
Death benefits	(32,511)	(161,994)	—	—	(45,054)
Units outstanding at end of year	1,034,113	6,125,083	148,773	66,334	1,601,067

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Operations
Investment income (loss) — net	$(52,996)	$(14,185)	$(36,085)	$(25,093)	$(3,408)
Net realized gain (loss) on sales of investments	184,546	77,541	5,583,675	434,087	4,128
Distributions from capital gains	20,021	4,631	144,669	940,188	65,063
Net change in unrealized appreciation or depreciation of investments	(9,942)	(37,328)	(9,716,042)	(1,989,334)	(112,290)
Net increase (decrease) in net assets resulting from operations	141,629	30,659	(4,023,783)	(640,152)	(46,507)

Contract transactions
Contract purchase payments	20,014	225	33,071	5,248	—
Net transfers(1)	(18,441)	(152,723)	(1,522,791)	(7,007)	298
Adjustments to net assets allocated to contracts in payment period	(2,136)	—	(8,614)	—	—
Contract terminations:
Surrender benefits and contract charges	(398,549)	(40,168)	(11,789,730)	(914,649)	(12,555)
Death benefits	(64,123)	(2,698)	(934,625)	(173,049)	—
Increase (decrease) from contract transactions	(463,235)	(195,364)	(14,222,689)	(1,089,457)	(12,257)
Net assets at beginning of year	4,043,232	935,534	64,779,212	10,050,420	641,121
Net assets at end of year	$3,721,626	$770,829	$46,532,740	$8,320,811	$582,357

Accumulation unit activity
Units outstanding at beginning of year	2,812,491	662,593	30,409,973	5,591,535	402,722
Contract purchase payments	13,597	—	15,673	2,411	—
Net transfers(1)	(12,769)	(106,328)	(780,843)	(3,982)	190
Contract terminations:
Surrender benefits and contract charges	(270,149)	(28,023)	(5,720,349)	(516,328)	(7,810)
Death benefits	(43,601)	—	(439,031)	(95,015)	—
Units outstanding at end of year	2,499,569	528,242	23,485,423	4,978,621	395,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
Operations
Investment income (loss) — net	$(11,921)	$13,374	$643	$(8,110)	$(26,486)
Net realized gain (loss) on sales of investments	85,138	62,319	37,875	181,635	50,460
Distributions from capital gains	70,580	166,091	—	—	148,149
Net change in unrealized appreciation or depreciation of investments	(153,562)	(290,642)	(69,765)	(225,319)	(253,303)
Net increase (decrease) in net assets resulting from operations	(9,765)	(48,858)	(31,247)	(51,794)	(81,180)

Contract transactions
Contract purchase payments	425	—	226	298	2,671
Net transfers(1)	(54,349)	(5,381)	459	(239,964)	(86,530)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(376,412)	(227,140)	(71,423)	(293,139)	(356,694)
Death benefits	—	(20,870)	(21,231)	(52,502)	(50,402)
Increase (decrease) from contract transactions	(430,336)	(253,391)	(91,969)	(585,307)	(490,955)
Net assets at beginning of year	851,296	1,293,321	948,921	2,197,048	1,927,902
Net assets at end of year	$411,195	$991,072	$825,705	$1,559,947	$1,355,767

Accumulation unit activity
Units outstanding at beginning of year	461,396	541,599	427,792	2,059,824	1,115,758
Contract purchase payments	—	—	101	170	1,617
Net transfers(1)	(47,997)	(2,741)	211	(213,153)	(50,763)
Contract terminations:
Surrender benefits and contract charges	(193,382)	(96,587)	(31,673)	(274,811)	(205,645)
Death benefits	—	(8,815)	(9,888)	(49,864)	(29,740)
Units outstanding at end of year	220,017	433,456	386,543	1,522,166	831,227

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(3,627)	$(9,098)	$73,172	$4,048	$(6,715)
Net realized gain (loss) on sales of investments	19,993	111,225	483,698	44,930	27,355
Distributions from capital gains	18,421	44,282	764,694	74,396	82,176
Net change in unrealized appreciation or depreciation of investments	(33,211)	(129,670)	(2,577,196)	(139,696)	(87,089)
Net increase (decrease) in net assets resulting from operations	1,576	16,739	(1,255,632)	(16,322)	15,727

Contract transactions
Contract purchase payments	39	150	14,538	210	214
Net transfers(1)	(26,373)	(22,185)	32,610	53,995	17,517
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(12,728)	(301,512)	(2,242,813)	(132,841)	(45,673)
Death benefits	(28,454)	(4,172)	(313,264)	(120,854)	(7,384)
Increase (decrease) from contract transactions	(67,516)	(327,719)	(2,508,929)	(199,490)	(35,326)
Net assets at beginning of year	272,353	831,314	12,612,914	2,271,866	727,956
Net assets at end of year	$206,413	$520,334	$8,848,353	$2,056,054	$708,357

Accumulation unit activity
Units outstanding at beginning of year	194,522	595,823	8,370,197	673,176	720,551
Contract purchase payments	27	—	10,180	62	188
Net transfers(1)	(18,399)	(15,149)	24,744	16,046	13,410
Contract terminations:
Surrender benefits and contract charges	(9,107)	(203,683)	(1,537,185)	(39,354)	(46,719)
Death benefits	(19,203)	(2,888)	(210,475)	(35,918)	(7,882)
Units outstanding at end of year	147,840	374,103	6,657,461	614,012	679,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
Operations
Investment income (loss) — net	$(6,427)	$(1,842)	$(39,717)	$(12,507)	$(1,411)
Net realized gain (loss) on sales of investments	11,814	5,607	392,881	(32,289)	26,190
Distributions from capital gains	—	17,903	624,659	36,054	20,335
Net change in unrealized appreciation or depreciation of investments	(35,389)	(17,690)	(828,086)	(112,825)	(48,679)
Net increase (decrease) in net assets resulting from operations	(30,002)	3,978	149,737	(121,567)	(3,565)

Contract transactions
Contract purchase payments	426	49	5,797	3,728	14,319
Net transfers(1)	(28)	(190)	(585,265)	(4,949)	(4,400)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(52,277)	(12,930)	(526,464)	(111,014)	(41,633)
Death benefits	(3,214)	—	(85,354)	(15,801)	(12,943)
Increase (decrease) from contract transactions	(55,093)	(13,071)	(1,191,286)	(128,036)	(44,657)
Net assets at beginning of year	869,790	131,739	4,031,640	1,304,043	447,703
Net assets at end of year	$784,695	$122,646	$2,990,091	$1,054,440	$399,481

Accumulation unit activity
Units outstanding at beginning of year	463,399	166,370	3,163,236	1,186,597	178,981
Contract purchase payments	223	62	5,428	3,439	5,707
Net transfers(1)	(14)	(250)	(404,355)	(4,540)	(1,883)
Contract terminations:
Surrender benefits and contract charges	(27,981)	(16,072)	(398,288)	(101,660)	(16,948)
Death benefits	(1,747)	—	(66,548)	(15,380)	(5,110)
Units outstanding at end of year	433,880	150,110	2,299,473	1,068,456	160,747

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Operations
Investment income (loss) — net	$(26)	$(1,748)	$54,910	$(7,959)	$(3,622)
Net realized gain (loss) on sales of investments	2,475	2,086	29,979	104,861	25,276
Distributions from capital gains	1,648	9,632	—	157,421	60,498
Net change in unrealized appreciation or depreciation of investments	(3,391)	(20,947)	(136,890)	(270,092)	(87,971)
Net increase (decrease) in net assets resulting from operations	706	(10,977)	(52,001)	(15,769)	(5,819)

Contract transactions
Contract purchase payments	21	75	265	757	600
Net transfers(1)	(5,668)	6,629	261	(24,493)	(242)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(7,831)	(18,152)	(42,610)	(211,534)	(55,525)
Death benefits	—	—	(16,320)	(34,208)	—
Increase (decrease) from contract transactions	(13,478)	(11,448)	(58,404)	(269,478)	(55,167)
Net assets at beginning of year	105,677	162,790	869,335	1,660,708	601,915
Net assets at end of year	$92,905	$140,365	$758,930	$1,375,461	$540,929

Accumulation unit activity
Units outstanding at beginning of year	86,230	92,764	263,169	1,015,037	356,919
Contract purchase payments	16	—	75	457	384
Net transfers(1)	(4,513)	3,837	13	(14,120)	(154)
Contract terminations:
Surrender benefits and contract charges	(6,059)	(10,998)	(13,664)	(127,278)	(33,969)
Death benefits	—	—	(5,860)	(21,920)	—
Units outstanding at end of year	75,674	85,603	243,733	852,176	323,180

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Operations
Investment income (loss) — net	$(8,606)	$(14,027)	$(24,829)	$(9,139)	$1,651
Net realized gain (loss) on sales of investments	(7,451)	13,372	27,246	39,899	16,591
Distributions from capital gains	99,207	29,712	60,092	85,236	4,706
Net change in unrealized appreciation or depreciation of investments	(127,917)	(56,420)	(110,226)	(123,184)	(24,514)
Net increase (decrease) in net assets resulting from operations	(44,767)	(27,363)	(47,717)	(7,188)	(1,566)

Contract transactions
Contract purchase payments	5,362	4,444	75	3,084	—
Net transfers(1)	1,834,850	(34,888)	(82,668)	1,415	(36,884)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(122,491)	(94,531)	(223,164)	(65,997)	(24,972)
Death benefits	(73,832)	(4,563)	(408)	(34,070)	(20,071)
Increase (decrease) from contract transactions	1,643,889	(129,538)	(306,165)	(95,568)	(81,927)
Net assets at beginning of year	—	1,013,332	2,023,677	1,201,256	170,163
Net assets at end of year	$1,599,122	$856,431	$1,669,795	$1,098,500	$86,670

Accumulation unit activity
Units outstanding at beginning of year	—	487,228	1,079,266	791,800	80,800
Contract purchase payments	4,403	2,440	—	973	—
Net transfers(1)	1,835,087	(15,587)	(44,493)	1,016	(17,894)
Contract terminations:
Surrender benefits and contract charges	(125,100)	(53,750)	(106,340)	(45,257)	(11,753)
Death benefits	(74,042)	(2,736)	(229)	(20,544)	(9,539)
Units outstanding at end of year	1,640,348	417,595	928,204	727,988	41,614

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

242	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$197,772	$132,800	$49,871	$2,519	$(2,904)
Net realized gain (loss) on sales of investments	707,361	256,065	124,386	63,975	3,786
Distributions from capital gains	735,042	335,964	142,148	—	32,094
Net change in unrealized appreciation or depreciation of investments	(1,987,177)	(1,506,044)	(648,929)	(74,278)	(48,675)
Net increase (decrease) in net assets resulting from operations	(347,002)	(781,215)	(332,524)	(7,784)	(15,699)

Contract transactions
Contract purchase payments	(62,495)	13,046	4,136	148	677
Net transfers(1)	230,496	(240,612)	(79,523)	(134,941)	(88,353)
Adjustments to net assets allocated to contracts in payment period	(5,546)	(2,300)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,744,016)	(579,430)	(386,915)	(115,363)	(19,656)
Death benefits	(370,977)	(74,330)	(13,726)	(8,055)	—
Increase (decrease) from contract transactions	(2,952,538)	(883,626)	(476,028)	(258,211)	(107,332)
Net assets at beginning of year	21,780,802	5,774,131	2,447,469	628,693	285,222
Net assets at end of year	$18,481,262	$4,109,290	$1,638,917	$362,698	$162,191

Accumulation unit activity
Units outstanding at beginning of year	11,494,169	2,148,711	696,811	625,869	180,770
Contract purchase payments	(33,115)	5,493	1,123	81	405
Net transfers(1)	138,609	(98,036)	(30,372)	(134,167)	(58,070)
Contract terminations:
Surrender benefits and contract charges	(1,453,517)	(218,387)	(120,838)	(115,659)	(13,130)
Death benefits	(192,907)	(28,587)	(3,663)	(8,233)	—
Units outstanding at end of year	9,953,239	1,809,194	543,061	367,891	109,975

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS UIF U.S. Real Est, Cl I	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA
Operations
Investment income (loss) — net	$311	$(7,631)	$(11,614)	$(315,008)	$(42)
Net realized gain (loss) on sales of investments	58,334	142,410	35,390	2,403,176	162
Distributions from capital gains	—	—	155,239	3,474,574	2,639
Net change in unrealized appreciation or depreciation of investments	(54,288)	(127,033)	(159,374)	(5,136,992)	(1,791)
Net increase (decrease) in net assets resulting from operations	4,357	7,746	19,641	425,750	968

Contract transactions
Contract purchase payments	20	219	162	18,733	—
Net transfers(1)	(904)	(111,478)	53,802	(1,672,642)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(157,316)	(238,937)	(90,493)	(4,119,507)	(101)
Death benefits	(22,832)	(47,927)	(11,695)	(322,179)	—
Increase (decrease) from contract transactions	(181,032)	(398,123)	(48,224)	(6,095,595)	(101)
Net assets at beginning of year	776,191	1,770,881	914,100	22,386,663	38,661
Net assets at end of year	$599,516	$1,380,504	$885,517	$16,716,818	$39,528

Accumulation unit activity
Units outstanding at beginning of year	233,526	718,178	386,239	12,492,488	13,479
Contract purchase payments	5	48	67	10,238	—
Net transfers(1)	1,588	(41,114)	21,934	(937,320)	—
Contract terminations:
Surrender benefits and contract charges	(53,983)	(95,506)	(36,974)	(2,274,314)	(34)
Death benefits	(6,612)	(18,385)	(4,809)	(173,058)	—
Units outstanding at end of year	174,524	563,221	366,457	9,118,034	13,445

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(12,680)	$6,847	$1,310,942	$(191)	$(24,800)
Net realized gain (loss) on sales of investments	303,294	(1,419)	18,634	290	233,777
Distributions from capital gains	255,956	—	—	6,037	524,393
Net change in unrealized appreciation or depreciation of investments	(414,792)	(10,688)	(2,490,750)	(5,399)	(971,275)
Net increase (decrease) in net assets resulting from operations	131,778	(5,260)	(1,161,174)	737	(237,905)

Contract transactions
Contract purchase payments	3,610	210	25,903	—	2,579
Net transfers(1)	(238,251)	262	(1,379,559)	(372)	(36,645)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,191)	—	(2,435)
Contract terminations:
Surrender benefits and contract charges	(672,877)	(12,911)	(6,507,092)	(75)	(581,676)
Death benefits	(135,562)	(4,486)	(794,324)	—	(45,525)
Increase (decrease) from contract transactions	(1,043,080)	(16,925)	(8,658,263)	(447)	(663,702)
Net assets at beginning of year	4,237,116	159,187	38,110,830	39,807	3,889,820
Net assets at end of year	$3,325,814	$137,002	$28,291,393	$40,097	$2,988,213

Accumulation unit activity
Units outstanding at beginning of year	1,925,991	76,553	23,276,636	24,215	1,378,509
Contract purchase payments	1,606	101	14,646	—	1,102
Net transfers(1)	(104,994)	124	(869,478)	(231)	(10,829)
Contract terminations:
Surrender benefits and contract charges	(287,656)	(6,259)	(4,031,523)	(45)	(215,512)
Death benefits	(59,392)	(2,160)	(502,508)	—	(14,643)
Units outstanding at end of year	1,475,555	68,359	17,887,773	23,939	1,138,627

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$31,106	$77,362	$35,688	$(680)	$81,690
Net realized gain (loss) on sales of investments	(84,291)	(35,913)	(14,681)	859	62,677
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(195,062)	(74,548)	(37,612)	(11,242)	(69,314)
Net increase (decrease) in net assets resulting from operations	(248,247)	(33,099)	(16,605)	(11,063)	75,053

Contract transactions
Contract purchase payments	3,071	396	66	—	—
Net transfers(1)	(242,311)	1,407	290	—	90,851
Adjustments to net assets allocated to contracts in payment period	—	(828)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(414,967)	(29,856)	(40,935)	(3,137)	(104,124)
Death benefits	(79,255)	(91,643)	(10,012)	(4,808)	(18,036)
Increase (decrease) from contract transactions	(733,462)	(120,524)	(50,591)	(7,945)	(31,309)
Net assets at beginning of year	2,926,583	985,156	467,033	397,374	1,183,422
Net assets at end of year	$1,944,874	$831,533	$399,837	$378,366	$1,227,166

Accumulation unit activity
Units outstanding at beginning of year	2,350,894	400,105	247,508	232,133	453,363
Contract purchase payments	2,330	163	36	—	—
Net transfers(1)	(189,972)	580	154	—	33,806
Contract terminations:
Surrender benefits and contract charges	(347,556)	(12,258)	(22,144)	(1,807)	(34,347)
Death benefits	(68,652)	(37,847)	(5,512)	(2,792)	(7,148)
Units outstanding at end of year	1,747,044	350,743	220,042	227,534	445,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Gro & Inc, Cl IA	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB
Operations
Investment income (loss) — net	$24,500	$16,568	$30,034	$12,624	$2,400
Net realized gain (loss) on sales of investments	44,069	63,339	(12,444)	(5,292)	191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(353,805)	(339,316)	(49,205)	(21,570)	(4,465)
Net increase (decrease) in net assets resulting from operations	(285,236)	(259,409)	(31,615)	(14,238)	(1,874)

Contract transactions
Contract purchase payments	1,435	9,186	280	30	—
Net transfers(1)	(123,458)	(10,071)	412	74	571
Adjustments to net assets allocated to contracts in payment period	(753)	—	(418)	—	—
Contract terminations:
Surrender benefits and contract charges	(118,918)	(265,456)	(40,720)	(32,791)	(14,444)
Death benefits	(94,663)	(52,389)	(7,988)	(1,179)	—
Increase (decrease) from contract transactions	(336,357)	(318,730)	(48,434)	(33,866)	(13,873)
Net assets at beginning of year	3,551,706	3,172,919	532,721	243,658	84,717
Net assets at end of year	$2,930,113	$2,594,780	$452,672	$195,554	$68,970

Accumulation unit activity
Units outstanding at beginning of year	955,522	1,744,186	179,966	113,023	47,280
Contract purchase payments	394	5,238	95	14	—
Net transfers(1)	(34,863)	(4,576)	139	35	271
Contract terminations:
Surrender benefits and contract charges	(32,456)	(147,097)	(13,949)	(15,318)	(8,501)
Death benefits	(25,986)	(27,790)	(2,739)	(559)	—
Units outstanding at end of year	862,611	1,569,961	163,512	97,195	39,050

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$(10,315)	$(4,834)	$(1)	$11,004	$12,145
Net realized gain (loss) on sales of investments	16,807	14,003	—	73,500	210,460
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(41,082)	(8,334)	(5)	(112,106)	(264,476)
Net increase (decrease) in net assets resulting from operations	(34,590)	835	(6)	(27,602)	(41,871)

Contract transactions
Contract purchase payments	20,766	181	—	1,903	2,810
Net transfers(1)	(23,790)	20,247	—	(19,547)	(27,880)
Adjustments to net assets allocated to contracts in payment period	—	—	—	331	—
Contract terminations:
Surrender benefits and contract charges	(662,793)	(33,608)	—	(104,797)	(357,638)
Death benefits	(62,226)	(4,872)	—	(30,788)	(21,939)
Increase (decrease) from contract transactions	(728,043)	(18,052)	—	(152,898)	(404,647)
Net assets at beginning of year	6,474,119	383,481	180	2,218,495	3,740,882
Net assets at end of year	$5,711,486	$366,264	$174	$2,037,995	$3,294,364

Accumulation unit activity
Units outstanding at beginning of year	5,569,582	369,493	—	638,898	2,037,155
Contract purchase payments	20,531	143	—	536	1,422
Net transfers(1)	(30,505)	20,087	—	(5,454)	(14,635)
Contract terminations:
Surrender benefits and contract charges	(538,253)	(30,436)	—	(29,927)	(188,786)
Death benefits	(57,702)	(4,472)	—	(8,531)	(11,633)
Units outstanding at end of year	4,963,653	354,815	—	595,522	1,823,523

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$102	$68,975	$45,613	$126,877	$(13,982)
Net realized gain (loss) on sales of investments	4,028	(9,378)	1,414	(2,135)	31,710
Distributions from capital gains	—	—	—	—	40,893
Net change in unrealized appreciation or depreciation of investments	(7,072)	(96,842)	(69,104)	(188,438)	(180,117)
Net increase (decrease) in net assets resulting from operations	(2,942)	(37,245)	(22,077)	(63,696)	(121,496)

Contract transactions
Contract purchase payments	—	346	—	18	9,622
Net transfers(1)	(3,301)	(53,406)	—	2,067	1,607
Adjustments to net assets allocated to contracts in payment period	—	—	(78)	—	—
Contract terminations:
Surrender benefits and contract charges	(4,293)	(58,406)	(2,298)	(57,385)	(96,929)
Death benefits	—	—	(3,825)	(13,414)	(349,138)
Increase (decrease) from contract transactions	(7,594)	(111,466)	(6,201)	(68,714)	(434,838)
Net assets at beginning of year	121,478	719,237	312,595	873,352	1,223,281
Net assets at end of year	$110,942	$570,526	$284,317	$740,942	$666,947

Accumulation unit activity
Units outstanding at beginning of year	62,058	415,246	124,363	372,721	361,868
Contract purchase payments	—	107	—	8	3,214
Net transfers(1)	(1,644)	(30,989)	—	851	499
Contract terminations:
Surrender benefits and contract charges	(2,148)	(33,165)	(928)	(25,584)	(29,880)
Death benefits	—	—	(1,528)	(6,444)	(108,379)
Units outstanding at end of year	58,266	351,199	121,907	341,552	227,322

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Royce Sm-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(5,626)	$10,361	$(419,912)	$(3,095,448)	$1,742,331
Net realized gain (loss) on sales of investments	31,824	(6,462)	1,654,995	21,369,967	(422,931)
Distributions from capital gains	139,661	—	—	—	431,887
Net change in unrealized appreciation or depreciation of investments	(258,809)	(62,036)	(1,816,471)	(21,705,806)	(1,875,669)
Net increase (decrease) in net assets resulting from operations	(92,950)	(58,137)	(581,388)	(3,431,287)	(124,382)

Contract transactions
Contract purchase payments	9,680	9,708	6,538	62,216	3,727
Net transfers(1)	(2,949)	20,723	(1,131,228)	(13,117,894)	(677,026)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,881)
Contract terminations:
Surrender benefits and contract charges	(85,397)	(72,071)	(1,805,444)	(36,115,338)	(849,499)
Death benefits	(23,379)	(36,802)	(566,595)	(591,127)	(156,924)
Increase (decrease) from contract transactions	(102,045)	(78,442)	(3,496,729)	(49,762,143)	(1,681,603)
Net assets at beginning of year	785,233	612,292	34,468,746	231,102,714	5,773,293
Net assets at end of year	$590,238	$475,713	$30,390,629	$177,909,284	$3,967,308

Accumulation unit activity
Units outstanding at beginning of year	177,618	220,158	23,105,612	156,419,621	4,474,456
Contract purchase payments	2,366	3,551	4,207	41,191	2,778
Net transfers(1)	(754)	7,513	(746,007)	(8,717,764)	(525,097)
Contract terminations:
Surrender benefits and contract charges	(19,847)	(26,914)	(1,225,278)	(24,238,288)	(660,858)
Death benefits	(5,628)	(13,451)	(396,651)	(397,526)	(123,650)
Units outstanding at end of year	153,755	190,857	20,741,883	123,107,234	3,167,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(470,695)	$(2,314,387)	$(46,051)	$(5,007,734)	$(22,940,021)
Net realized gain (loss) on sales of investments	999,538	7,127,977	285,498	11,238,568	96,293,846
Distributions from capital gains	—	—	366,793	—	—
Net change in unrealized appreciation or depreciation of investments	(972,804)	(7,058,909)	(578,176)	(12,879,099)	(100,177,123)
Net increase (decrease) in net assets resulting from operations	(443,961)	(2,245,319)	28,064	(6,648,265)	(26,823,298)

Contract transactions
Contract purchase payments	70,638	51,649	1,806	36,979	674,775
Net transfers(1)	5,352,770	6,571,284	(479,234)	10,063,227	(30,279,001)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(48,019)
Contract terminations:
Surrender benefits and contract charges	(9,960,089)	(33,782,285)	(461,776)	(33,287,733)	(228,925,505)
Death benefits	(749,081)	(3,575,202)	(65,380)	(2,990,928)	(24,387,934)
Increase (decrease) from contract transactions	(5,285,762)	(30,734,554)	(1,004,584)	(26,178,455)	(282,965,684)
Net assets at beginning of year	34,918,221	167,075,018	3,589,316	382,676,058	1,661,866,973
Net assets at end of year	$29,188,498	$134,095,145	$2,612,796	$349,849,338	$1,352,077,991

Accumulation unit activity
Units outstanding at beginning of year	29,901,794	143,407,788	2,373,017	284,792,135	1,244,482,478
Contract purchase payments	59,765	45,434	1,183	26,958	506,917
Net transfers(1)	4,657,756	5,623,238	(314,506)	7,410,752	(22,731,704)
Contract terminations:
Surrender benefits and contract charges	(8,603,727)	(28,861,044)	(303,112)	(24,802,050)	(170,633,813)
Death benefits	(645,565)	(3,061,315)	(43,930)	(2,234,604)	(18,241,179)
Units outstanding at end of year	25,370,023	117,154,101	1,712,652	265,193,191	1,033,382,699

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,385,635)	$(9,236,501)	$(875,965)	$(3,204,962)	$(357,791)
Net realized gain (loss) on sales of investments	9,661,623	59,439,628	3,408,390	13,807,470	2,526,971
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,502,077)	(61,366,211)	(3,410,209)	(13,791,249)	(4,433,183)
Net increase (decrease) in net assets resulting from operations	(3,226,089)	(11,163,084)	(877,784)	(3,188,741)	(2,264,003)

Contract transactions
Contract purchase payments	145,602	455,098	99,703	206,269	17,414
Net transfers(1)	(7,239,911)	(50,306,758)	(4,032,052)	(8,768,908)	(445,796)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(19,230,696)	(106,870,003)	(8,982,624)	(38,916,356)	(4,877,374)
Death benefits	(493,206)	(6,493,548)	(859,183)	(3,200,617)	(457,802)
Increase (decrease) from contract transactions	(26,818,211)	(163,215,211)	(13,774,156)	(50,679,612)	(5,763,558)
Net assets at beginning of year	185,446,257	697,285,353	70,239,451	239,941,832	25,844,893
Net assets at end of year	$155,401,957	$522,907,058	$55,587,511	$186,073,479	$17,817,332

Accumulation unit activity
Units outstanding at beginning of year	130,891,365	494,448,872	55,991,256	191,982,550	11,586,824
Contract purchase payments	104,418	314,111	79,579	171,156	8,253
Net transfers(1)	(5,062,256)	(35,469,297)	(3,176,524)	(6,963,449)	(207,493)
Contract terminations:
Surrender benefits and contract charges	(13,627,980)	(75,204,926)	(7,193,408)	(30,997,773)	(2,271,250)
Death benefits	(340,680)	(4,619,717)	(681,272)	(2,590,867)	(211,865)
Units outstanding at end of year	111,964,867	379,469,043	45,019,631	151,601,617	8,904,469

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(40,367)	$(657)	$(39,007)	$(220,127)	$(26,729)
Net realized gain (loss) on sales of investments	393,172	4,228	(51,558)	634,800	406,244
Distributions from capital gains	—	—	1,112,648	2,153,553	—
Net change in unrealized appreciation or depreciation of investments	(376,375)	(5,172)	(1,065,394)	(2,674,331)	(381,067)
Net increase (decrease) in net assets resulting from operations	(23,570)	(1,601)	(43,311)	(106,105)	(1,552)

Contract transactions
Contract purchase payments	345	23	13,138	8,562	1,818
Net transfers(1)	(438,509)	29,242	(784,114)	(1,272,832)	258,351
Adjustments to net assets allocated to contracts in payment period	—	—	(176)	—	—
Contract terminations:
Surrender benefits and contract charges	(376,971)	(8,860)	(3,009,735)	(2,898,912)	(584,376)
Death benefits	(64,183)	—	(202,772)	(235,475)	(555,893)
Increase (decrease) from contract transactions	(879,318)	20,405	(3,983,659)	(4,398,657)	(880,100)
Net assets at beginning of year	2,972,382	40,627	15,001,435	15,609,553	7,657,313
Net assets at end of year	$2,069,494	$59,431	$10,974,465	$11,104,791	$6,775,661

Accumulation unit activity
Units outstanding at beginning of year	2,450,363	19,216	6,409,071	7,213,167	4,353,693
Contract purchase payments	301	—	5,532	3,940	1,080
Net transfers(1)	(362,631)	14,728	(315,948)	(571,950)	149,371
Contract terminations:
Surrender benefits and contract charges	(311,421)	(4,479)	(1,251,643)	(1,307,839)	(329,421)
Death benefits	(54,442)	—	(85,297)	(104,253)	(317,408)
Units outstanding at end of year	1,722,170	29,465	4,761,715	5,233,065	3,857,315

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2
Operations
Investment income (loss) — net	$6,833	$190,389	$(45,051)	$(13,021)	$(393,853)
Net realized gain (loss) on sales of investments	(13,011)	(54,964)	579,466	8,994	1,258,007
Distributions from capital gains	—	—	960,048	171,257	4,447,404
Net change in unrealized appreciation or depreciation of investments	11,711	44,395	(1,597,979)	(163,522)	(5,220,314)
Net increase (decrease) in net assets resulting from operations	5,533	179,820	(103,516)	3,708	91,244

Contract transactions
Contract purchase payments	—	8,179	1,606	—	35,869
Net transfers(1)	(1,020)	(477,042)	(244,548)	271	(1,192,654)
Adjustments to net assets allocated to contracts in payment period	1	(1,407)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(40,109)	(1,217,201)	(849,904)	(15,374)	(4,115,320)
Death benefits	(24,703)	(161,635)	(480,766)	(9,598)	(532,718)
Increase (decrease) from contract transactions	(65,831)	(1,849,106)	(1,573,612)	(24,701)	(5,804,823)
Net assets at beginning of year	254,300	8,616,960	7,706,368	1,008,318	29,285,222
Net assets at end of year	$194,002	$6,947,674	$6,029,240	$987,325	$23,571,643

Accumulation unit activity
Units outstanding at beginning of year	159,370	5,202,355	4,301,464	599,750	10,763,061
Contract purchase payments	—	4,237	915	—	14,502
Net transfers(1)	(550)	(272,736)	(139,810)	163	(448,670)
Contract terminations:
Surrender benefits and contract charges	(23,549)	(679,082)	(480,149)	(8,868)	(1,489,629)
Death benefits	(14,723)	(81,754)	(263,820)	(5,413)	(179,514)
Units outstanding at end of year	120,548	4,173,020	3,418,600	585,632	8,659,750

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(4,686)	$(90,085)	$(84,414)	$(8,961)	$(41,263)
Net realized gain (loss) on sales of investments	31,125	645,009	401,970	57,919	286,340
Distributions from capital gains	54,112	753,455	697,090	—	—
Net change in unrealized appreciation or depreciation of investments	(100,451)	(1,594,819)	(1,151,394)	(201,800)	(710,448)
Net increase (decrease) in net assets resulting from operations	(19,900)	(286,440)	(136,748)	(152,842)	(465,371)

Contract transactions
Contract purchase payments	520	5,793	15,506	4	2,075
Net transfers(1)	(1,240)	(234,488)	(290,288)	13,583	(38,217)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(30,150)	(1,171,784)	(913,240)	(135,465)	(614,656)
Death benefits	(44,492)	(92,717)	(68,649)	(22,432)	(171,108)
Increase (decrease) from contract transactions	(75,362)	(1,493,196)	(1,256,671)	(144,310)	(821,906)
Net assets at beginning of year	562,066	8,335,298	6,311,421	1,419,584	4,445,883
Net assets at end of year	$466,804	$6,555,662	$4,918,002	$1,122,432	$3,158,606

Accumulation unit activity
Units outstanding at beginning of year	331,841	4,970,685	5,418,261	955,916	3,037,798
Contract purchase payments	300	3,368	16,577	3	1,507
Net transfers(1)	(773)	(138,664)	(236,630)	9,423	(25,270)
Contract terminations:
Surrender benefits and contract charges	(17,649)	(691,463)	(687,398)	(94,311)	(440,413)
Death benefits	(26,202)	(56,496)	(58,869)	(16,986)	(125,453)
Units outstanding at end of year	287,517	4,087,430	4,451,941	854,045	2,448,169

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	255

Statement of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Total Return Bond, Cl 2
Operations
Investment income (loss) — net	$(62,390)
Net realized gain (loss) on sales of investments	106,007
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(308,945)
Net increase (decrease) in net assets resulting from operations	(265,328)

Contract transactions
Contract purchase payments	6,133
Net transfers(1)	(797,407)
Adjustments to net assets allocated to contracts in payment period	—
Contract terminations:
Surrender benefits and contract charges	(2,992,815)
Death benefits	(636,013)
Increase (decrease) from contract transactions	(4,420,102)
Net assets at beginning of year	23,281,251
Net assets at end of year	$18,595,821

Accumulation unit activity
Units outstanding at beginning of year	14,885,422
Contract purchase payments	4,041
Net transfers(1)	(506,368)
Contract terminations:
Surrender benefits and contract charges	(1,926,301)
Death benefits	(391,000)
Units outstanding at end of year	12,065,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Operations
Investment income (loss) — net	$6,750	$(22,410)	$(18,858)	$17,997	$429,217
Net realized gain (loss) on sales of investments	22,671	82,799	525,489	(12,289)	(486,981)
Distributions from capital gains	91,901	—	—	13,555	—
Net change in unrealized appreciation or depreciation of investments	(88,684)	(4,013)	125,126	25,843	(2,133,182)
Net increase (decrease) in net assets resulting from operations	32,638	56,376	631,757	45,106	(2,190,946)

Contract transactions
Contract purchase payments	2,909	11,706	17,278	754	27,832
Net transfers(1)	79,391	(39,072)	65,518	2,669	(486,783)
Adjustments to net assets allocated to contracts in payment period	—	—	1	—	(3,751)
Contract terminations:
Surrender benefits and contract charges	(114,605)	(244,383)	(1,439,889)	(259,410)	(7,463,322)
Death benefits	(27,191)	(59,578)	(121,443)	(25,329)	(480,279)
Increase (decrease) from contract transactions	(59,496)	(331,327)	(1,478,535)	(281,316)	(8,406,303)
Net assets at beginning of year	583,236	1,673,831	8,832,777	1,074,733	35,787,926
Net assets at end of year	$556,378	$1,398,880	$7,985,999	$838,523	$25,190,677

Accumulation unit activity
Units outstanding at beginning of year	429,648	2,314,290	5,167,238	669,661	28,468,992
Contract purchase payments	2,057	8,963	8,582	443	22,305
Net transfers(1)	57,395	(58,045)	51,718	1,391	(374,796)
Contract terminations:
Surrender benefits and contract charges	(82,236)	(233,599)	(803,441)	(155,369)	(5,979,682)
Death benefits	(19,536)	(111,148)	(69,488)	(15,168)	(384,496)
Units outstanding at end of year	387,328	1,920,461	4,354,609	500,958	21,752,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$(49,117)	$2,294	$(205,216)	$1,103	$(651)
Net realized gain (loss) on sales of investments	444,078	24,673	(233,469)	(1,393)	683
Distributions from capital gains	—	—	1,289,209	—	6,358
Net change in unrealized appreciation or depreciation of investments	10,080	13,858	186,677	(8,734)	8,371
Net increase (decrease) in net assets resulting from operations	405,041	40,825	1,037,201	(9,024)	14,761

Contract transactions
Contract purchase payments	1,064	3,257	61,718	75	—
Net transfers(1)	(221,061)	(5,922)	(1,877,556)	198,252	43,427
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(752,441)	(75,286)	(11,879,456)	(96,602)	(1,259)
Death benefits	(75,717)	(6,725)	(1,194,051)	—	—
Increase (decrease) from contract transactions	(1,048,155)	(84,676)	(14,889,345)	101,725	42,168
Net assets at beginning of year	4,116,289	435,992	53,443,166	52,596	94,526
Net assets at end of year	$3,473,175	$392,141	$39,591,022	$145,297	$151,455

Accumulation unit activity
Units outstanding at beginning of year	4,038,013	217,748	41,802,440	29,875	65,002
Contract purchase payments	936	1,562	45,677	—	—
Net transfers(1)	(193,087)	(2,935)	(1,415,906)	161,053	27,014
Contract terminations:
Surrender benefits and contract charges	(758,951)	(36,642)	(9,030,549)	(79,065)	(623)
Death benefits	(72,324)	(3,189)	(901,141)	—	—
Units outstanding at end of year	3,014,587	176,544	30,500,521	111,863	91,393

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Operations
Investment income (loss) — net	$(294,976)	$558	$(614)	$(5,124)	$836
Net realized gain (loss) on sales of investments	3,150,899	20,111	58,085	(8,777)	899
Distributions from capital gains	—	—	—	31,172	1,513
Net change in unrealized appreciation or depreciation of investments	(1,376,715)	35,259	(8,022)	(25,686)	2,485
Net increase (decrease) in net assets resulting from operations	1,479,208	55,928	49,449	(8,415)	5,733

Contract transactions
Contract purchase payments	26,609	5,637	180	200	265
Net transfers(1)	(2,723,322)	(5,100)	(45,298)	32,378	783
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(5,127,097)	(64,587)	(45,313)	(26,643)	(3,330)
Death benefits	(246,261)	(5,939)	—	—	—
Increase (decrease) from contract transactions	(8,070,071)	(69,989)	(90,431)	5,935	(2,282)
Net assets at beginning of year	23,882,755	537,864	483,483	279,510	67,831
Net assets at end of year	$17,291,892	$523,803	$442,501	$277,030	$71,282

Accumulation unit activity
Units outstanding at beginning of year	15,412,722	193,403	286,939	157,531	33,522
Contract purchase payments	17,405	1,926	100	—	125
Net transfers(1)	(1,701,294)	(1,816)	(21,857)	10,064	386
Contract terminations:
Surrender benefits and contract charges	(3,239,511)	(22,547)	(26,404)	(14,933)	(1,619)
Death benefits	(158,010)	(2,052)	—	—	—
Units outstanding at end of year	10,331,312	168,914	238,778	152,662	32,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(47,800)	$(362,202)	$(884,337)	$(285,177)	$534,223
Net realized gain (loss) on sales of investments	126,764	758	6,745,591	872,097	436,180
Distributions from capital gains	—	—	—	60,483	—
Net change in unrealized appreciation or depreciation of investments	197,440	(759)	(1,606,396)	(1,172,560)	(656,415)
Net increase (decrease) in net assets resulting from operations	276,404	(362,203)	4,254,858	(525,157)	313,988

Contract transactions
Contract purchase payments	4,559	43,136	59,272	53,329	28,537
Net transfers(1)	(31,305)	3,291,760	(6,157,046)	(697,908)	(2,149,041)
Adjustments to net assets allocated to contracts in payment period	(845)	(3,697)	(2,595)	—	—
Contract terminations:
Surrender benefits and contract charges	(370,091)	(7,867,654)	(12,818,556)	(4,858,382)	(2,969,161)
Death benefits	(32,913)	(564,396)	(775,784)	(299,170)	(392,206)
Increase (decrease) from contract transactions	(430,595)	(5,100,851)	(19,694,709)	(5,802,131)	(5,481,871)
Net assets at beginning of year	3,492,193	26,218,350	61,221,083	22,674,054	16,122,657
Net assets at end of year	$3,338,002	$20,755,296	$45,781,232	$16,346,766	$10,954,774

Accumulation unit activity
Units outstanding at beginning of year	1,846,246	25,348,293	30,495,343	10,134,669	8,330,888
Contract purchase payments	1,696	37,758	28,711	23,722	14,311
Net transfers(1)	(9,178)	3,440,868	(2,961,572)	(273,816)	(1,074,747)
Contract terminations:
Surrender benefits and contract charges	(197,948)	(7,975,271)	(6,038,017)	(2,141,784)	(1,502,635)
Death benefits	(11,375)	(555,121)	(354,763)	(132,740)	(195,895)
Units outstanding at end of year	1,629,441	20,296,527	21,169,702	7,610,051	5,571,922

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

260	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Operations
Investment income (loss) — net	$(3,523)	$(168,187)	$(63,401)	$240,368	$(2,972)
Net realized gain (loss) on sales of investments	(334)	(163,093)	(109,794)	(214,974)	(2,670)
Distributions from capital gains	—	—	—	107,743	—
Net change in unrealized appreciation or depreciation of investments	11,353	569,751	269,341	733,633	(9,799)
Net increase (decrease) in net assets resulting from operations	7,496	238,471	96,146	866,770	(15,441)

Contract transactions
Contract purchase payments	—	11,442	1,662	159,421	—
Net transfers(1)	4,034	(763,814)	(502,886)	(1,092,651)	754
Adjustments to net assets allocated to contracts in payment period	—	—	—	(861)	—
Contract terminations:
Surrender benefits and contract charges	(3,288)	(2,411,045)	(752,240)	(3,766,414)	(26,960)
Death benefits	—	(177,554)	(52,421)	(397,176)	—
Increase (decrease) from contract transactions	746	(3,340,971)	(1,305,885)	(5,097,681)	(26,206)
Net assets at beginning of year	274,522	11,225,568	4,420,645	24,801,922	227,142
Net assets at end of year	$282,764	$8,123,068	$3,210,906	$20,571,011	$185,495

Accumulation unit activity
Units outstanding at beginning of year	306,420	12,575,329	2,494,782	17,358,377	226,572
Contract purchase payments	—	12,590	832	100,717	—
Net transfers(1)	4,382	(829,000)	(281,187)	(817,312)	—
Contract terminations:
Surrender benefits and contract charges	(3,577)	(2,637,334)	(412,813)	(2,543,893)	(28,401)
Death benefits	—	(193,552)	(28,870)	(250,736)	—
Units outstanding at end of year	307,225	8,928,033	1,772,744	13,847,153	198,171

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(3,899)	$(18,297)	$(142,711)	$(513,616)	$(104,341)
Net realized gain (loss) on sales of investments	9,033	142,487	809,855	4,897,789	57,693
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	34,193	2,990	477,703	(450,792)	201,205
Net increase (decrease) in net assets resulting from operations	39,327	127,180	1,144,847	3,933,381	154,557

Contract transactions
Contract purchase payments	—	42	1,110	54,509	6,906
Net transfers(1)	(2,579)	(37,150)	(124,051)	(4,350,673)	13,557,952
Adjustments to net assets allocated to contracts in payment period	—	—	—	(527)	—
Contract terminations:
Surrender benefits and contract charges	(10,954)	(262,954)	(1,243,306)	(7,235,127)	(3,433,723)
Death benefits	(8,065)	(17,043)	(82,224)	(650,570)	—
Increase (decrease) from contract transactions	(21,598)	(317,105)	(1,448,471)	(12,182,388)	10,131,135
Net assets at beginning of year	324,827	1,264,237	10,837,493	37,434,550	2,308,777
Net assets at end of year	$342,556	$1,074,312	$10,533,869	$29,185,543	$12,594,469

Accumulation unit activity
Units outstanding at beginning of year	240,278	1,083,865	6,881,471	28,124,044	2,309,468
Contract purchase payments	—	58	900	38,329	6,672
Net transfers(1)	(1,837)	(25,279)	(82,022)	(3,127,015)	13,297,611
Contract terminations:
Surrender benefits and contract charges	(8,132)	(185,258)	(721,368)	(5,116,480)	(3,364,694)
Death benefits	(5,687)	(16,902)	(40,016)	(496,526)	—
Units outstanding at end of year	224,622	856,484	6,038,965	19,422,352	12,249,057

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(454,035)	$(1,281,216)	$(2,644,773)	$(47,225)	$(23,830)
Net realized gain (loss) on sales of investments	92,390	284,698	377,573	364,073	58,907
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,079,385	3,980,680	7,136,146	(153,944)	100,510
Net increase (decrease) in net assets resulting from operations	717,740	2,984,162	4,868,946	162,904	135,587

Contract transactions
Contract purchase payments	13,000	26,400	34,859	13,463	—
Net transfers(1)	46,515,484	110,019,681	254,116,261	(297,581)	(2,398)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(369)	—
Contract terminations:
Surrender benefits and contract charges	(4,535,573)	(5,580,065)	(16,624,374)	(471,914)	(178,726)
Death benefits	(200,465)	(189,943)	—	(67,989)	—
Increase (decrease) from contract transactions	41,792,446	104,276,073	237,526,746	(824,390)	(181,124)
Net assets at beginning of year	11,580,126	30,205,192	57,508,413	3,450,910	1,358,862
Net assets at end of year	$54,090,312	$137,465,427	$299,904,105	$2,789,424	$1,313,325

Accumulation unit activity
Units outstanding at beginning of year	11,473,051	29,374,585	56,410,205	1,788,516	1,071,575
Contract purchase payments	12,755	25,427	33,492	6,957	—
Net transfers(1)	45,087,637	105,377,107	244,476,225	(160,851)	(1,771)
Contract terminations:
Surrender benefits and contract charges	(4,389,209)	(5,324,627)	(15,993,836)	(243,442)	(129,580)
Death benefits	(193,230)	(178,856)	—	(33,830)	—
Units outstanding at end of year	51,991,004	129,273,636	284,926,086	1,357,350	940,224

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Operations
Investment income (loss) — net	$1,726	$(2,761)	$(17,590)	$(34,928)	$(984)
Net realized gain (loss) on sales of investments	6,917	7,638	88,077	309,703	2,847
Distributions from capital gains	—	—	—	348,857	1,382
Net change in unrealized appreciation or depreciation of investments	(62,535)	8,759	(18,761)	(586,051)	(8,378)
Net increase (decrease) in net assets resulting from operations	(53,892)	13,636	51,726	37,581	(5,133)

Contract transactions
Contract purchase payments	7,601	12	5	1,672	—
Net transfers(1)	(58)	18,941	(29,714)	(583,830)	(435)
Adjustments to net assets allocated to contracts in payment period	(402)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(67,812)	(20,257)	(150,809)	(571,455)	(3,026)
Death benefits	(9,408)	—	(22,023)	(32,670)	—
Increase (decrease) from contract transactions	(70,079)	(1,304)	(202,541)	(1,186,283)	(3,461)
Net assets at beginning of year	587,954	151,576	1,353,752	3,638,081	87,926
Net assets at end of year	$463,983	$163,908	$1,202,937	$2,489,379	$79,332

Accumulation unit activity
Units outstanding at beginning of year	300,747	87,458	619,516	1,974,980	32,046
Contract purchase payments	4,013	—	2	793	—
Net transfers(1)	70	10,282	(15,809)	(320,055)	(154)
Contract terminations:
Surrender benefits and contract charges	(36,350)	(11,048)	(68,659)	(311,341)	(1,194)
Death benefits	(4,991)	—	(9,411)	(18,236)	—
Units outstanding at end of year	263,489	86,692	525,639	1,326,141	30,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Operations
Investment income (loss) — net	$2,781	$40,408	$(6,836)	$(1,040)	$(129,614)
Net realized gain (loss) on sales of investments	224	82,427	(25,048)	8,519	1,560,504
Distributions from capital gains	—	—	—	1,399	447,253
Net change in unrealized appreciation or depreciation of investments	15,665	521,824	(29,060)	15,978	(1,507,770)
Net increase (decrease) in net assets resulting from operations	18,670	644,659	(60,944)	24,856	370,373

Contract transactions
Contract purchase payments	—	10,493	2,750	—	6,122
Net transfers(1)	7,936	(127,849)	3,633	152,591	(1,007,474)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(13,007)	(2,724,084)	(107,802)	(82,727)	(1,871,829)
Death benefits	(8,073)	(380,080)	—	—	(104,175)
Increase (decrease) from contract transactions	(13,144)	(3,221,520)	(101,419)	69,864	(2,977,356)
Net assets at beginning of year	408,866	16,750,292	462,509	98,020	9,145,934
Net assets at end of year	$414,392	$14,173,431	$300,146	$192,740	$6,538,951

Accumulation unit activity
Units outstanding at beginning of year	423,159	14,753,539	654,347	49,338	4,993,935
Contract purchase payments	—	8,536	3,378	—	3,354
Net transfers(1)	8,043	(124,729)	5,199	101,120	(531,316)
Contract terminations:
Surrender benefits and contract charges	(13,125)	(2,339,609)	(142,654)	(49,750)	(1,002,335)
Death benefits	(8,116)	(338,148)	—	—	(56,094)
Units outstanding at end of year	409,961	11,959,589	520,270	100,708	3,407,544

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
Operations
Investment income (loss) — net	$(1,877)	$(307)	$642	$(185)	$47,319
Net realized gain (loss) on sales of investments	49,392	29,781	2,212	(42)	16,462
Distributions from capital gains	42,639	10,839	—	—	—
Net change in unrealized appreciation or depreciation of investments	(21,978)	(20,282)	(9,341)	(8,734)	(95,154)
Net increase (decrease) in net assets resulting from operations	68,176	20,031	(6,487)	(8,961)	(31,373)

Contract transactions
Contract purchase payments	29,376	200	—	75	3,099
Net transfers(1)	(31,937)	3	1,095	1,803	(200,671)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(93,635)	(115,819)	(6,726)	(5,865)	(653,184)
Death benefits	(40,991)	(2,410)	—	—	(95,646)
Increase (decrease) from contract transactions	(137,187)	(118,026)	(5,631)	(3,987)	(946,402)
Net assets at beginning of year	630,043	416,867	168,422	83,850	3,787,738
Net assets at end of year	$561,032	$318,872	$156,304	$70,902	$2,809,963

Accumulation unit activity
Units outstanding at beginning of year	592,736	253,951	173,697	63,894	3,254,982
Contract purchase payments	28,148	—	—	—	914
Net transfers(1)	(30,202)	—	2,221	1,402	(173,569)
Contract terminations:
Surrender benefits and contract charges	(81,431)	(70,262)	(7,127)	(4,746)	(564,460)
Death benefits	(33,746)	(1,442)	—	—	(81,929)
Units outstanding at end of year	475,505	182,247	168,791	60,550	2,435,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

266	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
Operations
Investment income (loss) — net	$24	$(124)	$(16,064)	$(891,870)	$(6,428)
Net realized gain (loss) on sales of investments	5,636	419	267,192	8,876,649	72,099
Distributions from capital gains	32,435	9,871	75,554	1,631,416	22,182
Net change in unrealized appreciation or depreciation of investments	(16,061)	(3,641)	52,881	(1,067,600)	(40,710)
Net increase (decrease) in net assets resulting from operations	22,034	6,525	379,563	8,548,595	47,143

Contract transactions
Contract purchase payments	—	—	600	81,798	—
Net transfers(1)	1,148	2,998	10,728	(9,798,922)	41,564
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,156)	—
Contract terminations:
Surrender benefits and contract charges	(30,781)	(1,068)	(657,795)	(20,795,427)	(141,244)
Death benefits	—	—	(40,983)	(1,425,735)	(2,885)
Increase (decrease) from contract transactions	(29,633)	1,930	(687,450)	(31,944,442)	(102,565)
Net assets at beginning of year	259,456	76,367	4,132,040	104,867,437	586,087
Net assets at end of year	$251,857	$84,822	$3,824,153	$81,471,590	$530,665

Accumulation unit activity
Units outstanding at beginning of year	156,522	44,588	2,047,505	47,319,984	274,042
Contract purchase payments	—	—	282	36,138	—
Net transfers(1)	678	1,684	3,352	(4,323,033)	17,847
Contract terminations:
Surrender benefits and contract charges	(17,456)	(586)	(315,112)	(9,046,316)	(63,351)
Death benefits	—	—	(18,891)	(593,176)	(1,236)
Units outstanding at end of year	139,744	45,686	1,717,136	33,393,597	227,302

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	267

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
Operations
Investment income (loss) — net	$294	$36	$(1,907)	$(28,412)	$57,361
Net realized gain (loss) on sales of investments	216,769	473	40,165	421,162	6,642
Distributions from capital gains	532	17	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,380)	4,911	(20,522)	(194,569)	(64,647)
Net increase (decrease) in net assets resulting from operations	154,215	5,437	17,736	198,181	(644)

Contract transactions
Contract purchase payments	876	—	—	1,330	—
Net transfers(1)	(104,040)	(10)	5,030	27,688	50,493
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(336,046)	(322)	(7,605)	(858,154)	(147,100)
Death benefits	(19,890)	—	(84,047)	(10,512)	(50,397)
Increase (decrease) from contract transactions	(459,100)	(332)	(86,622)	(839,648)	(147,004)
Net assets at beginning of year	2,073,209	63,793	166,743	2,402,462	1,409,098
Net assets at end of year	$1,768,324	$68,898	$97,857	$1,760,995	$1,261,450

Accumulation unit activity
Units outstanding at beginning of year	1,364,380	37,549	128,527	1,416,345	880,923
Contract purchase payments	547	—	—	611	—
Net transfers(1)	(66,379)	(3)	3,678	16,438	30,353
Contract terminations:
Surrender benefits and contract charges	(215,471)	(192)	(5,384)	(485,129)	(88,951)
Death benefits	(12,713)	—	(58,138)	(4,400)	(31,100)
Units outstanding at end of year	1,070,364	37,354	68,683	943,865	791,225

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$15,781	$(13,524)	$(97,641)	$(395,720)	$(1,847)
Net realized gain (loss) on sales of investments	(335)	111,874	396,516	1,686,959	9,225
Distributions from capital gains	—	11,897	197,694	656,767	126
Net change in unrealized appreciation or depreciation of investments	(15,089)	990,030	(116,085)	(818,624)	(53,680)
Net increase (decrease) in net assets resulting from operations	357	1,100,277	380,484	1,129,382	(46,176)

Contract transactions
Contract purchase payments	—	43,468	3,089	88,302	771
Net transfers(1)	(6,890)	(1,782,425)	(80,223)	(1,555,980)	9,952
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(162)
Contract terminations:
Surrender benefits and contract charges	(110,952)	(7,225,398)	(897,252)	(5,564,979)	(93,507)
Death benefits	(16,241)	(550,589)	(250,639)	(363,571)	—
Increase (decrease) from contract transactions	(134,083)	(9,514,944)	(1,225,025)	(7,396,228)	(82,946)
Net assets at beginning of year	510,764	31,579,236	8,863,218	30,314,659	523,348
Net assets at end of year	$377,038	$23,164,569	$8,018,677	$24,047,813	$394,226

Accumulation unit activity
Units outstanding at beginning of year	260,895	24,361,766	2,308,635	10,415,696	393,396
Contract purchase payments	—	32,711	656	28,666	561
Net transfers(1)	570	(1,333,298)	(22,074)	(547,554)	9,710
Contract terminations:
Surrender benefits and contract charges	(55,679)	(5,427,567)	(239,898)	(1,889,484)	(74,952)
Death benefits	(12,175)	(414,610)	(68,277)	(116,544)	—
Units outstanding at end of year	193,611	17,219,002	1,979,042	7,890,780	328,715

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	269

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
Operations
Investment income (loss) — net	$(73,766)	$(31,499)	$506,926	$240,138	$(2,272)
Net realized gain (loss) on sales of investments	676,663	(96,030)	415,746	2,550,805	54,820
Distributions from capital gains	3,209	—	—	204,383	12,339
Net change in unrealized appreciation or depreciation of investments	(1,739,032)	533,199	(405,537)	(782,991)	(25,555)
Net increase (decrease) in net assets resulting from operations	(1,132,926)	405,670	517,135	2,212,335	39,332

Contract transactions
Contract purchase payments	11,832	4,548	40,703	148,168	—
Net transfers(1)	(261,356)	(79,976)	86,297	(928,811)	(44,825)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,775)	(6,040)	—
Contract terminations:
Surrender benefits and contract charges	(2,894,647)	(410,329)	(2,961,376)	(6,535,347)	(92,065)
Death benefits	(296,116)	(62,712)	(260,133)	(744,855)	—
Increase (decrease) from contract transactions	(3,440,287)	(548,469)	(3,098,284)	(8,066,885)	(136,890)
Net assets at beginning of year	13,744,831	3,238,945	15,706,173	42,767,279	633,688
Net assets at end of year	$9,171,618	$3,096,146	$13,125,024	$36,912,729	$536,130

Accumulation unit activity
Units outstanding at beginning of year	7,650,777	1,581,670	7,710,398	19,887,137	364,568
Contract purchase payments	7,463	2,022	18,581	66,408	—
Net transfers(1)	(156,556)	(35,683)	50,743	(415,321)	(24,699)
Contract terminations:
Surrender benefits and contract charges	(1,673,026)	(191,831)	(1,407,470)	(2,935,414)	(52,256)
Death benefits	(162,115)	(30,196)	(121,067)	(336,642)	—
Units outstanding at end of year	5,666,543	1,325,982	6,251,185	16,266,168	287,613

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(34,533)	$(102,022)	$692	$43,896	$886,280
Net realized gain (loss) on sales of investments	393,567	369,087	(284)	366,939	819,777
Distributions from capital gains	362,019	1,517,618	—	—	—
Net change in unrealized appreciation or depreciation of investments	(767,566)	(1,338,213)	(44,947)	(1,369,364)	(1,586,125)
Net increase (decrease) in net assets resulting from operations	(46,513)	446,470	(44,539)	(958,529)	119,932

Contract transactions
Contract purchase payments	4,183	2,561	240	3,984	56,685
Net transfers(1)	(71,408)	(222,796)	51,720	19,585	(1,195,780)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,844)
Contract terminations:
Surrender benefits and contract charges	(835,202)	(1,152,624)	(8,224)	(1,510,291)	(5,937,245)
Death benefits	(35,470)	(50,721)	—	(67,836)	(571,750)
Increase (decrease) from contract transactions	(937,897)	(1,423,580)	43,736	(1,554,558)	(7,650,934)
Net assets at beginning of year	5,390,972	8,389,556	400,895	9,140,656	29,110,413
Net assets at end of year	$4,406,562	$7,412,446	$400,092	$6,627,569	$21,579,411

Accumulation unit activity
Units outstanding at beginning of year	1,987,938	6,423,646	162,355	4,988,332	14,445,590
Contract purchase payments	1,691	2,610	98	2,377	27,678
Net transfers(1)	(27,957)	(175,156)	20,035	26,002	(583,554)
Contract terminations:
Surrender benefits and contract charges	(327,526)	(883,933)	(3,394)	(847,051)	(2,910,156)
Death benefits	(13,125)	(38,573)	—	(39,685)	(281,760)
Units outstanding at end of year	1,621,021	5,328,594	179,094	4,129,975	10,697,798

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	271

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(5,135)	$(208,594)	$(2,354)	$1,639	$(2,238)
Net realized gain (loss) on sales of investments	173,648	2,694,133	4,351	1,399	177,964
Distributions from capital gains	—	3,971,677	40,879	—	113,061
Net change in unrealized appreciation or depreciation of investments	(250,791)	(3,457,039)	(19,199)	(11,041)	66,952
Net increase (decrease) in net assets resulting from operations	(82,278)	3,000,177	23,677	(8,003)	355,739

Contract transactions
Contract purchase payments	—	26,265	239	3	8,048
Net transfers(1)	(1,580)	(3,522,476)	(4,022)	(6,927)	(39,027)
Adjustments to net assets allocated to contracts in payment period	—	(1,594)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(865,481)	(6,086,368)	(2,865)	(3,793)	(294,751)
Death benefits	(17,105)	(353,823)	—	—	(27,537)
Increase (decrease) from contract transactions	(884,166)	(9,937,996)	(6,648)	(10,717)	(353,267)
Net assets at beginning of year	2,795,431	31,097,522	202,832	95,775	2,621,482
Net assets at end of year	$1,828,987	$24,159,703	$219,861	$77,055	$2,623,954

Accumulation unit activity
Units outstanding at beginning of year	1,912,730	11,401,378	159,914	94,243	2,003,999
Contract purchase payments	—	8,504	164	2	5,750
Net transfers(1)	(1,710)	(1,282,080)	(3,213)	(6,782)	(28,157)
Contract terminations:
Surrender benefits and contract charges	(623,316)	(2,171,675)	(2,278)	(3,973)	(217,084)
Death benefits	(10,950)	(120,029)	—	—	(20,733)
Units outstanding at end of year	1,276,754	7,836,098	154,587	83,490	1,743,775

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Operations
Investment income (loss) — net	$(55,990)	$(16,137)	$(498,702)	$(57,392)	$(4,821)
Net realized gain (loss) on sales of investments	225,670	79,416	9,907,458	625,878	5,131
Distributions from capital gains	—	—	—	49,349	3,068
Net change in unrealized appreciation or depreciation of investments	106,713	(5,068)	(4,132,025)	57,019	33,767
Net increase (decrease) in net assets resulting from operations	276,393	58,211	5,276,731	674,854	37,145

Contract transactions
Contract purchase payments	36,734	425	69,206	89,038	—
Net transfers(1)	(118,458)	(1,666)	(9,085,464)	(80,891)	47,649
Adjustments to net assets allocated to contracts in payment period	25,417	—	(9,251)	—	—
Contract terminations:
Surrender benefits and contract charges	(504,426)	(214,092)	(18,120,256)	(1,222,030)	(12,346)
Death benefits	(105,227)	(4,597)	(1,064,174)	(227,516)	—
Increase (decrease) from contract transactions	(665,960)	(219,930)	(28,209,939)	(1,441,399)	35,303
Net assets at beginning of year	4,432,799	1,097,253	87,712,420	10,816,965	568,673
Net assets at end of year	$4,043,232	$935,534	$64,779,212	$10,050,420	$641,121

Accumulation unit activity
Units outstanding at beginning of year	3,320,107	827,702	44,209,550	6,430,318	379,818
Contract purchase payments	27,324	—	34,522	50,250	—
Net transfers(1)	(88,946)	(2,135)	(4,464,815)	(49,244)	31,016
Contract terminations:
Surrender benefits and contract charges	(369,758)	(159,600)	(8,871,160)	(713,529)	(8,112)
Death benefits	(76,236)	(3,374)	(498,124)	(126,260)	—
Units outstanding at end of year	2,812,491	662,593	30,409,973	5,591,535	402,722

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	273

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
Operations
Investment income (loss) — net	$(11,551)	$1,151	$1,714	$(10,815)	$(38,787)
Net realized gain (loss) on sales of investments	13,766	103,391	38,232	293,765	181,310
Distributions from capital gains	28,637	148,089	—	—	234,502
Net change in unrealized appreciation or depreciation of investments	84,231	(145,164)	(50,418)	(307,554)	(311,244)
Net increase (decrease) in net assets resulting from operations	115,083	107,467	(10,472)	(24,604)	65,781

Contract transactions
Contract purchase payments	—	150	7,743	1,015	65
Net transfers(1)	107,913	(39,264)	4,085	(342,480)	(241,068)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(36,607)	(251,405)	(58,481)	(518,766)	(606,967)
Death benefits	—	—	(24,096)	(35,604)	(30,787)
Increase (decrease) from contract transactions	71,306	(290,519)	(70,749)	(895,835)	(878,757)
Net assets at beginning of year	664,907	1,476,373	1,030,142	3,117,487	2,740,878
Net assets at end of year	$851,296	$1,293,321	$948,921	$2,197,048	$1,927,902

Accumulation unit activity
Units outstanding at beginning of year	423,834	672,893	459,475	2,876,409	1,628,605
Contract purchase payments	—	70	3,355	802	39
Net transfers(1)	58,027	(17,113)	1,717	(311,059)	(139,656)
Contract terminations:
Surrender benefits and contract charges	(20,465)	(114,251)	(26,211)	(473,901)	(354,989)
Death benefits	—	—	(10,544)	(32,427)	(18,241)
Units outstanding at end of year	461,396	541,599	427,792	2,059,824	1,115,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

274	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(4,237)	$(11,215)	$(59,259)	$7,294	$(10,860)
Net realized gain (loss) on sales of investments	18,522	24,574	867,119	83,454	75,130
Distributions from capital gains	—	—	—	61,196	53,274
Net change in unrealized appreciation or depreciation of investments	3,590	37,377	(150,077)	5,893	(44,572)
Net increase (decrease) in net assets resulting from operations	17,875	50,736	657,783	157,837	72,972

Contract transactions
Contract purchase payments	89	—	4,444	3,435	234
Net transfers(1)	273	11,195	(1,088,646)	96,256	(8,346)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(19,783)	(41,369)	(3,216,173)	(423,522)	(117,068)
Death benefits	(45,974)	—	(237,028)	(27,637)	(52,280)
Increase (decrease) from contract transactions	(65,395)	(30,174)	(4,537,403)	(351,468)	(177,460)
Net assets at beginning of year	319,873	810,752	16,492,534	2,465,497	832,444
Net assets at end of year	$272,353	$831,314	$12,612,914	$2,271,866	$727,956

Accumulation unit activity
Units outstanding at beginning of year	243,277	617,444	11,549,484	781,677	918,481
Contract purchase payments	67	—	3,117	1,058	234
Net transfers(1)	254	9,412	(754,377)	30,415	(9,805)
Contract terminations:
Surrender benefits and contract charges	(15,099)	(31,033)	(2,274,288)	(131,563)	(125,231)
Death benefits	(33,977)	—	(153,739)	(8,411)	(63,128)
Units outstanding at end of year	194,522	595,823	8,370,197	673,176	720,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	275

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
Operations
Investment income (loss) — net	$(2,916)	$(1,931)	$(62,936)	$21,309	$(2,576)
Net realized gain (loss) on sales of investments	15,949	13,869	611,013	10,444	95,984
Distributions from capital gains	—	7,935	330,756	154,584	—
Net change in unrealized appreciation or depreciation of investments	37,602	(10,916)	(439,358)	(393,503)	(43,108)
Net increase (decrease) in net assets resulting from operations	50,635	8,957	439,475	(207,166)	50,300

Contract transactions
Contract purchase payments	18,884	39	23,678	483	166
Net transfers(1)	(3,185)	(218)	(798,155)	3,007	(19,240)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(70,376)	(24,056)	(920,364)	(204,191)	(93,598)
Death benefits	(16,154)	(3,890)	(80,754)	(37,945)	(25,293)
Increase (decrease) from contract transactions	(70,831)	(28,125)	(1,775,595)	(238,646)	(137,965)
Net assets at beginning of year	889,986	150,907	5,367,760	1,749,855	535,368
Net assets at end of year	$869,790	$131,739	$4,031,640	$1,304,043	$447,703

Accumulation unit activity
Units outstanding at beginning of year	502,369	205,784	4,621,209	1,375,717	240,190
Contract purchase payments	10,154	53	22,468	363	71
Net transfers(1)	(1,760)	(284)	(614,848)	2,602	(8,797)
Contract terminations:
Surrender benefits and contract charges	(38,645)	(33,786)	(789,356)	(162,946)	(41,751)
Death benefits	(8,719)	(5,397)	(76,237)	(29,139)	(10,732)
Units outstanding at end of year	463,399	166,370	3,163,236	1,186,597	178,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

276	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Operations
Investment income (loss) — net	$(8)	$(1,589)	$(11,504)	$(8,027)	$(3,154)
Net realized gain (loss) on sales of investments	1,674	5,696	70,826	128,400	17,927
Distributions from capital gains	—	18,667	4,913	131,517	45,202
Net change in unrealized appreciation or depreciation of investments	(8,109)	(2,500)	(38,829)	(100,231)	(8,377)
Net increase (decrease) in net assets resulting from operations	(6,443)	20,274	25,406	151,659	51,598

Contract transactions
Contract purchase payments	27	3	264	2,497	3,620
Net transfers(1)	1,697	(4,256)	(4,015)	(130,964)	(17,104)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(10,614)	(22,343)	(151,428)	(132,669)	(11,965)
Death benefits	—	—	—	(40,930)	(8,076)
Increase (decrease) from contract transactions	(8,890)	(26,596)	(155,179)	(302,066)	(33,525)
Net assets at beginning of year	121,010	169,112	999,108	1,811,115	583,842
Net assets at end of year	$105,677	$162,790	$869,335	$1,660,708	$601,915

Accumulation unit activity
Units outstanding at beginning of year	93,180	109,015	318,809	1,211,710	378,029
Contract purchase payments	20	2	79	1,737	2,547
Net transfers(1)	1,284	(2,554)	(1,228)	(85,310)	(10,107)
Contract terminations:
Surrender benefits and contract charges	(8,254)	(13,699)	(54,491)	(86,182)	(8,051)
Death benefits	—	—	—	(26,918)	(5,499)
Units outstanding at end of year	86,230	92,764	263,169	1,015,037	356,919

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	277

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Operations
Investment income (loss) — net	$(16,218)	$(29,189)	$(9,152)	$1,090	$78,123
Net realized gain (loss) on sales of investments	41,179	74,071	166,058	1,955	1,009,633
Distributions from capital gains	225,083	472,458	86,511	4,356	597,609
Net change in unrealized appreciation or depreciation of investments	(354,636)	(730,891)	(151,797)	4,170	(175,221)
Net increase (decrease) in net assets resulting from operations	(104,592)	(213,551)	91,620	11,571	1,510,144

Contract transactions
Contract purchase payments	1,520	178	1,776	—	122,852
Net transfers(1)	7,878	85,458	19	187	212,451
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(5,617)
Contract terminations:
Surrender benefits and contract charges	(136,053)	(325,344)	(289,641)	(6,896)	(4,006,273)
Death benefits	(15,596)	(35,047)	(46,383)	—	(597,758)
Increase (decrease) from contract transactions	(142,251)	(274,755)	(334,229)	(6,709)	(4,274,345)
Net assets at beginning of year	1,260,175	2,511,983	1,443,865	165,301	24,545,003
Net assets at end of year	$1,013,332	$2,023,677	$1,201,256	$170,163	$21,780,802

Accumulation unit activity
Units outstanding at beginning of year	557,941	1,220,317	1,043,096	84,139	13,807,153
Contract purchase payments	552	94	1,076	—	64,687
Net transfers(1)	2,228	45,977	(70)	92	123,981
Contract terminations:
Surrender benefits and contract charges	(67,694)	(167,964)	(216,942)	(3,431)	(2,177,618)
Death benefits	(5,799)	(19,158)	(35,360)	—	(324,034)
Units outstanding at end of year	487,228	1,079,266	791,800	80,800	11,494,169

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

278	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl I
Operations
Investment income (loss) — net	$40,156	$10,309	$(6,192)	$(5,976)	$104
Net realized gain (loss) on sales of investments	313,327	232,554	45,915	12,518	79,913
Distributions from capital gains	224,373	99,758	—	50,117	—
Net change in unrealized appreciation or depreciation of investments	72,256	(39,512)	40,282	(53,692)	123,119
Net increase (decrease) in net assets resulting from operations	650,112	303,109	80,005	2,967	203,136

Contract transactions
Contract purchase payments	3,558	—	354	75	195
Net transfers(1)	(1,747)	(86,977)	(74,025)	(8)	(69,420)
Adjustments to net assets allocated to contracts in payment period	(2,273)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(758,366)	(551,876)	(107,921)	(91,109)	(198,865)
Death benefits	(36,004)	(31,454)	(5,899)	—	—
Increase (decrease) from contract transactions	(794,832)	(670,307)	(187,491)	(91,042)	(268,090)
Net assets at beginning of year	5,918,851	2,814,667	736,179	373,297	841,145
Net assets at end of year	$5,774,131	$2,447,469	$628,693	$285,222	$776,191

Accumulation unit activity
Units outstanding at beginning of year	2,451,085	887,532	821,933	239,345	325,755
Contract purchase payments	1,099	—	397	—	39
Net transfers(1)	(1,167)	(20,717)	(75,282)	1,556	(25,184)
Contract terminations:
Surrender benefits and contract charges	(290,782)	(161,529)	(114,853)	(60,131)	(67,084)
Death benefits	(11,524)	(8,475)	(6,326)	—	—
Units outstanding at end of year	2,148,711	696,811	625,869	180,770	233,526

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	279

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(9,241)	$(8,781)	$(370,467)	$(118)	$(26,139)
Net realized gain (loss) on sales of investments	145,860	41,600	3,990,636	183	446,741
Distributions from capital gains	—	22,180	632,284	1,741	230,580
Net change in unrealized appreciation or depreciation of investments	358,951	64,165	(1,200,103)	(1,470)	(610,800)
Net increase (decrease) in net assets resulting from operations	495,570	119,164	3,052,350	336	40,382

Contract transactions
Contract purchase payments	3,490	5,474	28,489	—	19,949
Net transfers(1)	(412,388)	(2,224)	(3,477,249)	—	(202,196)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(477,880)	(93,667)	(5,705,637)	(99)	(1,214,198)
Death benefits	(58,978)	(14,765)	(393,060)	—	(41,116)
Increase (decrease) from contract transactions	(945,756)	(105,182)	(9,547,457)	(99)	(1,437,561)
Net assets at beginning of year	2,221,067	900,118	28,881,770	38,424	5,634,295
Net assets at end of year	$1,770,881	$914,100	$22,386,663	$38,661	$4,237,116

Accumulation unit activity
Units outstanding at beginning of year	1,172,311	432,826	18,293,936	13,512	2,589,928
Contract purchase payments	1,531	2,574	17,532	—	9,218
Net transfers(1)	(221,477)	(970)	(2,104,126)	—	(101,422)
Contract terminations:
Surrender benefits and contract charges	(208,632)	(41,412)	(3,478,751)	(33)	(551,395)
Death benefits	(25,555)	(6,779)	(236,103)	—	(20,338)
Units outstanding at end of year	718,178	386,239	12,492,488	13,479	1,925,991

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

280	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$4,788	$1,027,027	$(336)	$(29,581)	$106,964
Net realized gain (loss) on sales of investments	(597)	652,582	15,761	471,926	3,273
Distributions from capital gains	—	—	842	609,444	—
Net change in unrealized appreciation or depreciation of investments	(1,700)	(1,103,692)	(12,848)	(678,593)	(116,072)
Net increase (decrease) in net assets resulting from operations	2,491	575,917	3,419	373,196	(5,835)

Contract transactions
Contract purchase payments	3,140	105,607	—	2,077	2,285
Net transfers(1)	(82)	(2,255,470)	(979)	(74,998)	(403,841)
Adjustments to net assets allocated to contracts in payment period	—	(3,117)	—	(2,507)	—
Contract terminations:
Surrender benefits and contract charges	(10,032)	(10,092,749)	(25,397)	(850,622)	(657,383)
Death benefits	(22,511)	(1,028,938)	(24,051)	(90,216)	(82,377)
Increase (decrease) from contract transactions	(29,485)	(13,274,667)	(50,427)	(1,016,266)	(1,141,316)
Net assets at beginning of year	186,181	50,809,580	86,815	4,532,890	4,073,734
Net assets at end of year	$159,187	$38,110,830	$39,807	$3,889,820	$2,926,583

Accumulation unit activity
Units outstanding at beginning of year	90,793	31,394,578	57,647	1,771,338	3,231,088
Contract purchase payments	1,490	61,372	—	814	1,678
Net transfers(1)	(39)	(1,393,761)	(682)	(38,439)	(311,232)
Contract terminations:
Surrender benefits and contract charges	(4,808)	(6,168,082)	(16,743)	(323,022)	(506,976)
Death benefits	(10,883)	(617,471)	(16,007)	(32,182)	(63,664)
Units outstanding at end of year	76,553	23,276,636	24,215	1,378,509	2,350,894

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	281

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Gro & Inc, Cl IA
Operations
Investment income (loss) — net	$71,779	$36,024	$(3,260)	$97,405	$6,113
Net realized gain (loss) on sales of investments	(16,376)	(13,332)	6,783	122,561	35,196
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(60,866)	(27,042)	489	38,424	278,227
Net increase (decrease) in net assets resulting from operations	(5,463)	(4,350)	4,012	258,390	319,536

Contract transactions
Contract purchase payments	396	66	72	—	2,361
Net transfers(1)	(4,452)	149	(48,078)	54,243	(54,560)
Adjustments to net assets allocated to contracts in payment period	(898)	—	—	—	(778)
Contract terminations:
Surrender benefits and contract charges	(51,091)	(67,041)	(23,276)	(281,414)	(169,889)
Death benefits	(38,181)	(15,855)	(5,286)	(12,127)	(42,686)
Increase (decrease) from contract transactions	(94,226)	(82,681)	(76,568)	(239,298)	(265,552)
Net assets at beginning of year	1,084,845	554,064	469,930	1,164,330	3,497,722
Net assets at end of year	$985,156	$467,033	$397,374	$1,183,422	$3,551,706

Accumulation unit activity
Units outstanding at beginning of year	437,213	290,545	275,487	562,403	1,030,217
Contract purchase payments	158	34	41	—	681
Net transfers(1)	(1,729)	77	(27,046)	26,564	(15,142)
Contract terminations:
Surrender benefits and contract charges	(20,260)	(35,004)	(13,338)	(130,735)	(48,036)
Death benefits	(15,277)	(8,144)	(3,011)	(4,869)	(12,198)
Units outstanding at end of year	400,105	247,508	232,133	453,363	955,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

282	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$1,693	$27,374	$12,683	$3,267	$(28,033)
Net realized gain (loss) on sales of investments	87,461	(6,198)	(3,190)	147	26,066
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	200,233	(17,706)	(8,979)	(10)	(583,090)
Net increase (decrease) in net assets resulting from operations	289,387	3,470	514	3,404	(585,057)

Contract transactions
Contract purchase payments	8,912	4,380	2,960	—	24,570
Net transfers(1)	(76,875)	(2,160)	56	18,869	(254,904)
Adjustments to net assets allocated to contracts in payment period	—	(448)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(357,887)	(26,648)	(24,647)	(5,961)	(873,463)
Death benefits	(33,353)	(4,104)	(5,304)	—	(143,565)
Increase (decrease) from contract transactions	(459,203)	(28,980)	(26,935)	12,908	(1,247,362)
Net assets at beginning of year	3,342,735	558,231	270,079	68,405	8,306,538
Net assets at end of year	$3,172,919	$532,721	$243,658	$84,717	$6,474,119

Accumulation unit activity
Units outstanding at beginning of year	2,006,074	189,439	125,458	39,543	6,636,551
Contract purchase payments	4,897	1,494	1,334	—	23,477
Net transfers(1)	(45,740)	(713)	26	11,169	(271,879)
Contract terminations:
Surrender benefits and contract charges	(204,291)	(8,880)	(11,410)	(3,432)	(702,214)
Death benefits	(16,754)	(1,374)	(2,385)	—	(116,353)
Units outstanding at end of year	1,744,186	179,966	113,023	47,280	5,569,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	283

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Put VT Research, Cl IB
Operations
Investment income (loss) — net	$(5,176)	$—	$(19,210)	$(39,132)	$(549)
Net realized gain (loss) on sales of investments	13,923	1	74,822	321,102	14,013
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39,434)	(22)	194,298	141,431	2,774
Net increase (decrease) in net assets resulting from operations	(30,687)	(21)	249,910	423,401	16,238

Contract transactions
Contract purchase payments	683	—	2,780	59,782	100
Net transfers(1)	(1,311)	—	(27,755)	(84,375)	18,125
Adjustments to net assets allocated to contracts in payment period	—	—	(45)	1	—
Contract terminations:
Surrender benefits and contract charges	(23,033)	—	(128,647)	(465,547)	(34,114)
Death benefits	(3,411)	—	(17,260)	(19,491)	—
Increase (decrease) from contract transactions	(27,072)	—	(170,927)	(509,630)	(15,889)
Net assets at beginning of year	441,240	201	2,139,512	3,827,111	121,129
Net assets at end of year	$383,481	$180	$2,218,495	$3,740,882	$121,478

Accumulation unit activity
Units outstanding at beginning of year	394,396	—	691,432	2,333,826	70,532
Contract purchase payments	530	—	876	35,008	—
Net transfers(1)	(2,172)	—	(8,604)	(48,040)	10,748
Contract terminations:
Surrender benefits and contract charges	(20,148)	—	(39,418)	(272,762)	(19,222)
Death benefits	(3,113)	—	(5,388)	(10,877)	—
Units outstanding at end of year	369,493	—	638,898	2,037,155	62,058

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

284	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Operations
Investment income (loss) — net	$161,666	$5,161	$10,742	$(21,148)	$(11,610)
Net realized gain (loss) on sales of investments	808	14,688	14,035	41,818	91,515
Distributions from capital gains	—	—	—	99,700	90,874
Net change in unrealized appreciation or depreciation of investments	(150,325)	6,472	43,014	(197,886)	(162,809)
Net increase (decrease) in net assets resulting from operations	12,149	26,321	67,791	(77,516)	7,970

Contract transactions
Contract purchase payments	276	32	15,768	20	86
Net transfers(1)	9,694	(24,468)	1,966	10,132	(10,144)
Adjustments to net assets allocated to contracts in payment period	—	(78)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(57,846)	(22,776)	(66,024)	(202,355)	(204,252)
Death benefits	—	(11,322)	(32,258)	(10,737)	—
Increase (decrease) from contract transactions	(47,876)	(58,612)	(80,548)	(202,940)	(214,310)
Net assets at beginning of year	754,964	344,886	886,109	1,503,737	991,573
Net assets at end of year	$719,237	$312,595	$873,352	$1,223,281	$785,233

Accumulation unit activity
Units outstanding at beginning of year	442,534	148,827	409,147	420,983	229,663
Contract purchase payments	100	13	6,850	5	20
Net transfers(1)	5,591	(10,253)	879	2,870	(2,140)
Contract terminations:
Surrender benefits and contract charges	(32,979)	(9,418)	(29,867)	(58,781)	(49,925)
Death benefits	—	(4,806)	(14,288)	(3,209)	—
Units outstanding at end of year	415,246	124,363	372,721	361,868	177,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	285

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$9,156	$(493,310)	$(4,031,779)	$(114,611)	$(565,939)
Net realized gain (loss) on sales of investments	1,230	3,036,794	31,921,883	(81,631)	1,732,588
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,912	(1,015,105)	(17,537,192)	657,834	(134,924)
Net increase (decrease) in net assets resulting from operations	21,298	1,528,379	10,352,912	461,592	1,031,725

Contract transactions
Contract purchase payments	229	15,949	173,083	2,043	25
Net transfers(1)	(4,078)	(4,616,840)	(34,393,998)	(832,673)	8,683,313
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,007)	—
Contract terminations:
Surrender benefits and contract charges	(113,814)	(2,420,456)	(44,606,480)	(1,468,579)	(16,290,775)
Death benefits	(11,572)	—	(2,377,395)	(89,250)	(437,046)
Increase (decrease) from contract transactions	(129,235)	(7,021,347)	(81,204,790)	(2,390,466)	(8,044,483)
Net assets at beginning of year	720,229	39,961,714	301,954,592	7,702,167	41,930,979
Net assets at end of year	$612,292	$34,468,746	$231,102,714	$5,773,293	$34,918,221

Accumulation unit activity
Units outstanding at beginning of year	266,165	27,910,058	212,267,160	6,379,412	36,896,836
Contract purchase payments	84	10,940	119,945	1,508	—
Net transfers(1)	(1,436)	(3,162,565)	(23,644,211)	(666,766)	7,624,795
Contract terminations:
Surrender benefits and contract charges	(40,746)	(1,652,821)	(30,685,397)	(1,168,203)	(14,238,119)
Death benefits	(3,909)	—	(1,637,876)	(71,495)	(381,718)
Units outstanding at end of year	220,158	23,105,612	156,419,621	4,474,456	29,901,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

286	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(3,045,570)	$(59,910)	$(5,281,783)	$(28,754,519)	$(2,781,116)
Net realized gain (loss) on sales of investments	11,801,947	682,643	11,709,396	151,441,295	12,672,911
Distributions from capital gains	—	611,269	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,324,632)	(928,792)	7,422,542	(56,876,226)	(2,414,406)
Net increase (decrease) in net assets resulting from operations	5,431,745	305,210	13,850,155	65,810,550	7,477,389

Contract transactions
Contract purchase payments	18,639	28,636	289,500	1,089,308	32,620
Net transfers(1)	(12,660,176)	(878,274)	9,521,235	(149,314,745)	(22,795,413)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(49,509)	—
Contract terminations:
Surrender benefits and contract charges	(49,640,263)	(808,248)	(28,366,736)	(302,888,301)	(13,718,741)
Death benefits	(2,427,576)	(43,981)	(2,009,965)	(28,568,279)	(697,344)
Increase (decrease) from contract transactions	(64,709,376)	(1,701,867)	(20,565,966)	(479,731,526)	(37,178,878)
Net assets at beginning of year	226,352,649	4,985,973	389,391,869	2,075,787,949	215,147,746
Net assets at end of year	$167,075,018	$3,589,316	$382,676,058	$1,661,866,973	$185,446,257

Accumulation unit activity
Units outstanding at beginning of year	199,659,677	3,549,069	300,515,629	1,608,834,299	157,487,513
Contract purchase payments	16,192	18,836	214,338	834,555	23,717
Net transfers(1)	(11,044,944)	(607,225)	7,075,373	(113,192,352)	(16,270,579)
Contract terminations:
Surrender benefits and contract charges	(43,119,547)	(557,090)	(21,492,557)	(230,240,404)	(9,849,236)
Death benefits	(2,103,590)	(30,573)	(1,520,648)	(21,753,620)	(500,050)
Units outstanding at end of year	143,407,788	2,373,017	284,792,135	1,244,482,478	130,891,365

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	287

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(12,421,237)	$(1,054,080)	$(4,180,742)	$(492,499)	$(57,978)
Net realized gain (loss) on sales of investments	92,794,234	2,953,594	20,426,482	3,990,938	578,881
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(50,628,614)	605,619	(7,418,415)	(3,497,842)	(208,457)
Net increase (decrease) in net assets resulting from operations	29,744,383	2,505,133	8,827,325	597	312,446

Contract transactions
Contract purchase payments	350,686	98,515	27,423	26,856	1,631
Net transfers(1)	(121,170,319)	(4,451,010)	(28,863,848)	(1,366,693)	(715,290)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(143,347,007)	(7,500,286)	(50,989,472)	(7,259,087)	(719,023)
Death benefits	(6,665,090)	(525,090)	(4,940,350)	(499,591)	(43,717)
Increase (decrease) from contract transactions	(270,831,730)	(12,377,871)	(84,766,247)	(9,098,515)	(1,476,399)
Net assets at beginning of year	938,372,700	80,112,189	315,880,754	34,942,811	4,136,335
Net assets at end of year	$697,285,353	$70,239,451	$239,941,832	$25,844,893	$2,972,382

Accumulation unit activity
Units outstanding at beginning of year	689,540,087	65,994,916	260,815,757	15,741,685	3,747,200
Contract purchase payments	254,093	82,050	22,264	12,551	1,466
Net transfers(1)	(87,175,603)	(3,572,210)	(23,394,416)	(634,298)	(628,093)
Contract terminations:
Surrender benefits and contract charges	(103,365,633)	(6,093,688)	(41,433,990)	(3,315,663)	(631,654)
Death benefits	(4,804,072)	(419,812)	(4,027,065)	(217,451)	(38,556)
Units outstanding at end of year	494,448,872	55,991,256	191,982,550	11,586,824	2,450,363

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

288	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1
Operations
Investment income (loss) — net	$(471)	$(52,959)	$(299,441)	$7,814	$5,449
Net realized gain (loss) on sales of investments	3,065	693,072	1,331,076	346,699	(13,934)
Distributions from capital gains	—	1,971,614	2,228,293	—	7,364
Net change in unrealized appreciation or depreciation of investments	613	(3,546,016)	(2,813,229)	803,739	(21,091)
Net increase (decrease) in net assets resulting from operations	3,207	(934,289)	446,699	1,158,252	(22,212)

Contract transactions
Contract purchase payments	—	21,547	16,950	2,556	—
Net transfers(1)	12,647	(310,339)	(1,454,615)	(93,273)	1,712
Adjustments to net assets allocated to contracts in payment period	—	(208)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(5,096)	(4,491,266)	(4,303,519)	(950,215)	(61,918)
Death benefits	—	(209,143)	(277,991)	(110,630)	(21,523)
Increase (decrease) from contract transactions	7,551	(4,989,409)	(6,019,175)	(1,151,562)	(81,729)
Net assets at beginning of year	29,869	20,925,133	21,182,029	7,650,623	358,241
Net assets at end of year	$40,627	$15,001,435	$15,609,553	$7,657,313	$254,300

Accumulation unit activity
Units outstanding at beginning of year	15,745	8,416,579	10,089,139	5,056,188	210,150
Contract purchase payments	—	8,306	8,312	1,730	—
Net transfers(1)	6,455	(103,019)	(713,941)	(43,790)	1,083
Contract terminations:
Surrender benefits and contract charges	(2,984)	(1,828,742)	(2,036,564)	(581,077)	(38,669)
Death benefits	—	(84,053)	(133,779)	(79,358)	(13,194)
Units outstanding at end of year	19,216	6,409,071	7,213,167	4,353,693	159,370

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	289

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1
Operations
Investment income (loss) — net	$119,459	$(63,689)	$(14,179)	$(495,163)	$(5,758)
Net realized gain (loss) on sales of investments	(122,182)	810,583	109,396	3,155,185	29,648
Distributions from capital gains	229,340	—	212,790	6,395,997	—
Net change in unrealized appreciation or depreciation of investments	(905,286)	(70,784)	(278,514)	(8,445,109)	25,551
Net increase (decrease) in net assets resulting from operations	(678,669)	676,110	29,493	610,910	49,441

Contract transactions
Contract purchase payments	25,725	1,489	—	124,182	—
Net transfers(1)	82,330	(499,828)	(70,005)	(2,319,905)	(330)
Adjustments to net assets allocated to contracts in payment period	(1,328)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,892,708)	(1,710,504)	(138,648)	(6,098,544)	(50,389)
Death benefits	(201,297)	(111,810)	(52,262)	(514,176)	(17,474)
Increase (decrease) from contract transactions	(1,987,278)	(2,320,653)	(260,915)	(8,808,443)	(68,193)
Net assets at beginning of year	11,282,907	9,350,911	1,239,740	37,482,755	580,818
Net assets at end of year	$8,616,960	$7,706,368	$1,008,318	$29,285,222	$562,066

Accumulation unit activity
Units outstanding at beginning of year	6,360,196	5,684,501	756,473	14,049,094	374,643
Contract purchase payments	14,185	812	—	43,722	—
Net transfers(1)	41,447	(310,660)	(41,351)	(890,440)	(220)
Contract terminations:
Surrender benefits and contract charges	(1,103,673)	(1,007,745)	(84,249)	(2,257,607)	(31,993)
Death benefits	(109,800)	(65,444)	(31,123)	(181,708)	(10,589)
Units outstanding at end of year	5,202,355	4,301,464	599,750	10,763,061	331,841

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

290	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2	WF VT Total Return Bond, Cl 2
Operations
Investment income (loss) — net	$(112,610)	$(99,068)	$(10,756)	$(50,133)	$(55,887)
Net realized gain (loss) on sales of investments	687,320	405,331	145,556	340,469	52,565
Distributions from capital gains	—	624,447	—	—	—
Net change in unrealized appreciation or depreciation of investments	174,013	(1,225,518)	(74,394)	(118,598)	1,069,563
Net increase (decrease) in net assets resulting from operations	748,723	(294,808)	60,406	171,738	1,066,241

Contract transactions
Contract purchase payments	47,826	16,571	—	26,403	22,860
Net transfers(1)	(161,300)	43,177	(69,094)	(38,218)	(790,786)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,152,440)	(1,004,697)	(312,146)	(703,834)	(5,235,929)
Death benefits	(265,347)	(85,703)	(30,786)	(151,647)	(890,653)
Increase (decrease) from contract transactions	(1,531,261)	(1,030,652)	(412,026)	(867,296)	(6,894,508)
Net assets at beginning of year	9,117,836	7,636,881	1,771,204	5,141,441	29,109,518
Net assets at end of year	$8,335,298	$6,311,421	$1,419,584	$4,445,883	$23,281,251

Accumulation unit activity
Units outstanding at beginning of year	5,924,493	6,219,706	1,232,072	3,619,420	19,337,903
Contract purchase payments	29,902	18,359	—	18,507	14,991
Net transfers(1)	(101,146)	59,088	(45,204)	(25,013)	(489,251)
Contract terminations:
Surrender benefits and contract charges	(719,132)	(798,007)	(210,217)	(475,095)	(3,429,503)
Death benefits	(163,432)	(80,885)	(20,735)	(100,021)	(548,718)
Units outstanding at end of year	4,970,685	5,418,261	955,916	3,037,798	14,885,422

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	291

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)

Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways Variable Annuity (EG Pathways)

Evergreen Pathways Select Variable Annuity (EG Pathways Select)

Evergreen Privilege Variable Annuity (EG Privilege)

RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)(1),(2)

RiverSource® Builder Select Variable Annuity (Builder Select)(1),(2)

RiverSource® Endeavor Select Variable Annuity (Endeavor Select)(1),(2)

RiverSource® FlexChoice Variable Annuity (FlexChoice)

RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)(1),(2)

RiverSource® Galaxy Premier Variable Annuity (Galaxy)

RiverSource® Innovations Variable Annuity (Innovations)

RiverSource® Innovations Select Variable Annuity (Innovations Select)(1),(2)

RiverSource® Innovations Classic Variable Annuity (Innovations Classic)

RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)(1),(2)

RiverSource® New Solutions Variable Annuity (New Solutions)

RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*

RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*

RiverSource® Pinnacle Variable Annuity (Pinnacle)

RiverSource® Platinum Variable Annuity (Platinum)*

RiverSource® Preferred Variable Annuity (Preferred)*

RiverSource® Signature Variable Annuity (Signature)

RiverSource® Signature Select Variable Annuity (Signature Select)(1),(2)

RiverSource® Signature One Variable Annuity (Signature One)

RiverSource® Signature One Select Variable Annuity (Signature One Select)(1),(2)

Wells Fargo Advantage Variable Annuity (Wells Advantage)

Wells Fargo Advantage Select Variable Annuity (Wells Advantage Select)

Wells Fargo Advantage Builder Variable Annuity (Wells Builder)

Wells Fargo Advantage Choice Variable Annuity (Wells Choice)

Wells Fargo Advantage Choice Select Variable Annuity (Wells Choice Select)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.
(1)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(2)	Columbia Variable Portfolio – Select International Equity Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund
AB VPS Bal Wealth Strategy, Cl B	AB VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B	AB VPS Intermediate Bond Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I	American Century VP Income & Growth, Class I

292	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Asset Alloc, Cl 1	Columbia Variable Portfolio – Asset Allocation Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init	The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP Contrafund® Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	293

Division	Fund
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Rising Divd, Cl 2	FTVIPT Franklin Rising Dividends VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2
FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Templeton Developing Markets VIP Fund – Class 2
FTVIPT Temp Foreign, Cl 2	FTVIPT Templeton Foreign VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
FTVIPT Temp Gro, Cl 2	FTVIPT Templeton Growth VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT Strategic Intl Eq, Inst	Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Intl Gro, Ser I	Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Aspen Bal, Inst	Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Gbl Res, Inst	Janus Aspen Series Global Research Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
JPM Ins Trust U.S. Eq, Cl 1	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
Lazard Retire U.S. Strategic, Serv	Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl I	Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares
MS UIF U.S. Real Est, Cl II	Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA	Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA	Oppenheimer Global Fund/VA
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA	Oppenheimer Global Strategic Income Fund/VA
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares

294	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Oppen Main St VA	Oppenheimer Main Street Fund®/VA
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Global Eq, Cl IA	Putnam VT Global Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Gro & Inc, Cl IA	Putnam VT Growth and Income Fund – Class IA Shares
Put VT Gro & Inc, Cl IB	Putnam VT Growth and Income Fund – Class IB Shares
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Gro, Cl IB	Putnam VT International Growth Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Voyager, Cl IA	Putnam VT Voyager Fund – Class IA Shares
Put VT Voyager, Cl IB	Putnam VT Voyager Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Loomis Sayles Gro II, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)(3) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 1	Wells Fargo VT International Equity Fund – Class 1 (previously Wells Fargo Advantage VT International Equity Fund – Class 1)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Intrinsic Val, Cl 2	Wells Fargo VT Intrinsic Value Fund – Class 2(4) (previously Wells Fargo Advantage VT Intrinsic Value Fund – Class 2)
WF VT Omega Gro, Cl 1	Wells Fargo VT Omega Growth Fund – Class 1 (previously Wells Fargo Advantage VT Omega Growth Fund – Class 1)
WF VT Omega Gro, Cl 2	Wells Fargo VT Omega Growth Fund – Class 2 (previously Wells Fargo Advantage VT Omega Growth Fund – Class 2)
WF VT Opp, Cl 1	Wells Fargo VT Opportunity Fund – Class 1 (previously Wells Fargo Advantage VT Opportunity Fund – Class 1)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	295

Division	Fund
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WF VT Sm Cap Val, Cl 1	Wells Fargo VT Small Cap Value Fund – Class 1(5) (previously Wells Fargo Advantage VT Small Cap Value Fund – Class 1)
WF VT Sm Cap Val, Cl 2	Wells Fargo VT Small Cap Value Fund – Class 2(6) (previously Wells Fargo Advantage VT Small Cap Value Fund – Class 2)
WF VT Total Return Bond, Cl 2	Wells Fargo VT Total Return Bond Fund – Class 2(7) (previously Wells Fargo Advantage VT Total Return Bond Fund – Class 2)

(1)	Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
(4)	Wells Fargo VT Intrinsic Value Fund – Class 2 liquidated on April 29, 2016.
(5)	Wells Fargo VT Small Cap Value Fund – Class 1 liquidated on April 29, 2016.
(6)	Wells Fargo VT Small Cap Value Fund – Class 2 liquidated on April 29, 2016.
(7)	Wells Fargo VT Total Return Bond Fund – Class 2 liquidated on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

296	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge
EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%
EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%
Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%
Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	297

Product	Mortality and expense risk fee	Administrative charge
Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio	1.25%	0.15%
Personal Portfolio Plus	1.25%	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Platinum	1.25%	0.15%
Preferred	1.25%	0.15%
Signature	1.25%	0.15%
Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%
Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%
Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.  WITHDRAWAL CHARGES

RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

298	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Bal Wealth Strategy, Cl B	$54,311
AB VPS Global Thematic Gro, Cl B	32,302
AB VPS Gro & Inc, Cl B	224,035
AB VPS Inter Bond, Cl B	54,049
AB VPS Intl Val, Cl B	1,070,954
AB VPS Lg Cap Gro, Cl B	400,670
AC VP Inc & Gro, Cl I	39,741
AC VP Inflation Prot, Cl II	2,100,290
AC VP Intl, Cl II	4,462
AC VP Mid Cap Val, Cl II	71,841
AC VP Ultra, Cl II	1,778,795
AC VP Val, Cl I	10,927
AC VP Val, Cl II	13,674
CB Var Sm Cap Gro, Cl I	18,891
Col VP Asset Alloc, Cl 1	9,317
Col VP Bal, Cl 3	46,824
Col VP Govt Money Mkt, Cl 3	4,305,617
Col VP Divd Opp, Cl 3	1,172,102
Col VP Emer Mkts, Cl 3	1,556,342
Col VP Hi Yield Bond, Cl 3	2,306,199
Col VP Inc Opp, Cl 1	27,597
Col VP Inc Opp, Cl 2	900,644
Col VP Inc Opp, Cl 3	430,836
Col VP Inter Bond, Cl 3	1,057,870
Col VP Intl Opp, Cl 2	483
Col VP Lg Cap Gro, Cl 1	1
Col VP Lg Cap Gro, Cl 3	73,799
Col VP Lg Cap Index, Cl 3	24,848
Col VP Disciplined Core, Cl 3	352,107
Col VP Man Vol Conserv, Cl 2	10,706,058
Col VP Man Vol Conserv Gro, Cl 2	19,341,681
Col VP Man Vol Gro, Cl 2	31,060,215
Col VP Man Vol Mod Gro, Cl 2	67,875,205
Col VP Mid Cap Gro, Cl 3	23,687
Col VP Mid Cap Val, Cl 3	2,129
Col VP Select Intl Eq, Cl 3	4,988
Col VP Select Lg Cap Val, Cl 3	88
Col VP Select Sm Cap Val, Cl 3	1,530
Col VP Sm Cap Val, Cl 2	276,436
Col VP Sm Co Gro, Cl 1	3,955
Col VP US Govt Mtge, Cl 1	15,415
Col VP US Govt Mtge, Cl 3	976,664
CS Commodity Return	939
Drey IP MidCap Stock, Serv	31,953
Drey IP Tech Gro, Serv	712,027
Drey Soc Resp Gro, Init	73,237
Drey VIF Appr, Serv	65,984
Drey VIF Intl Eq, Serv	32,468
Drey VIF Intl Val, Serv	3,823
EV VT Floating-Rate Inc	136,997
Fid VIP Bal, Serv Cl	12,539
Fid VIP Bal, Serv Cl 2	6,764
Fid VIP Contrafund, Serv Cl	380,168
Fid VIP Contrafund, Serv Cl 2	8,269,515
Fid VIP Dyn Appr, Serv Cl 2	40,133

Division	Purchases
Fid VIP Gro & Inc, Serv Cl	$124,478
Fid VIP Gro & Inc, Serv Cl 2	4,802
Fid VIP Gro, Serv Cl	5,227
Fid VIP Gro, Serv Cl 2	144,406
Fid VIP Hi Inc, Serv Cl	81,819
Fid VIP Hi Inc, Serv Cl 2	30,937
Fid VIP Invest Gr, Serv Cl 2	1,302,103
Fid VIP Mid Cap, Serv Cl	998,618
Fid VIP Mid Cap, Serv Cl 2	3,204,300
Fid VIP Overseas, Serv Cl	7,017
Fid VIP Overseas, Serv Cl 2	366,370
FTVIPT Frank Global Real Est, Cl 2	148,248
FTVIPT Frank Inc, Cl 2	674,676
FTVIPT Frank Mutual Shares, Cl 2	3,472,928
FTVIPT Frank Rising Divd, Cl 2	128,815
FTVIPT Frank Sm Cap Val, Cl 2	737,034
FTVIPT Frank Sm Mid Cap Gro, Cl 2	1,722,347
FTVIPT Temp Dev Mkts, Cl 2	56,156
FTVIPT Temp Foreign, Cl 2	659,246
FTVIPT Temp Global Bond, Cl 2	2,236,522
FTVIPT Temp Gro, Cl 2	62,528
GS VIT Mid Cap Val, Inst	2,091,602
GS VIT Strategic Gro, Inst	14,659
GS VIT Strategic Intl Eq, Inst	1,451
GS VIT U.S. Eq Insights, Inst	351,365
Invesco VI Am Fran, Ser I	60,321
Invesco VI Am Fran, Ser II	79,470
Invesco VI Comstock, Ser II	2,437,669
Invesco VI Core Eq, Ser I	1,108,514
Invesco VI Core Eq, Ser II	71,927
Invesco VI Global Hlth, Ser II	302,829
Invesco VI Gro & Inc, Ser II	205,548
Invesco VI Intl Gro, Ser I	14,816
Invesco VI Intl Gro, Ser II	173,466
Invesco VI Mid Cap Core Eq, Ser II	209,246
Invesco VI Mid Cap Gro, Ser I	19,565
Invesco VI Mid Cap Gro, Ser II	49,408
Invesco VI Val Opp, Ser II	1,418,514
Janus Aspen Bal, Inst	165,291
Janus Aspen Enterprise, Serv	112,664
Janus Aspen Gbl Res, Inst	6,787
Janus Aspen Global Tech, Serv	18,045
Janus Aspen Janus, Serv	830,541
Janus Aspen Overseas, Serv	52,252
JPM Ins Trust U.S. Eq, Cl 1	40,065
Lazard Retire Intl Eq, Serv	4,376
Lazard Retire U.S. Strategic, Serv	16,672
LVIP Baron Gro Opp, Serv Cl	73,891
MFS Inv Trust, Init Cl	174,093
MFS Inv Trust, Serv Cl	65,558
MFS Mass Inv Gro Stock, Serv Cl	1,949,815
MFS New Dis, Init Cl	44,110
MFS New Dis, Serv Cl	76,469
MFS Research, Init Cl	99,751
MFS Total Return, Init Cl	8,074

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	299

Division	Purchases
MFS Total Return, Serv Cl	$1,823,258
MFS Utilities, Init Cl	614,429
MFS Utilities, Serv Cl	441,521
MS UIF Global Real Est, Cl II	133,148
MS UIF Mid Cap Gro, Cl II	33,206
MS UIF U.S. Real Est, Cl I	63,432
MS UIF U.S. Real Est, Cl II	106,314
Oppen Cap Appr VA	210,705
Oppen Cap Appr VA, Serv	3,709,697
Oppen Global VA	3,218
Oppen Global VA, Serv	370,244
Oppen Global Strategic Inc VA	9,550
Oppen Global Strategic Inc VA, Srv	2,547,345
Oppen Main St VA	6,461
Oppen Main St Sm Cap VA, Serv	675,006
PIMCO VIT All Asset, Advisor Cl	270,095
Put VT Div Inc, Cl IA	91,248
Put VT Div Inc, Cl IB	42,446
Put VT Global Eq, Cl IA	5,434
Put VT Global Hlth Care, Cl IB	232,530
Put VT Gro & Inc, Cl IA	74,781
Put VT Gro & Inc, Cl IB	119,565
Put VT Hi Yield, Cl IA	37,707
Put VT Hi Yield, Cl IB	16,012
Put VT Inc, Cl IB	4,265
Put VT Intl Eq, Cl IB	164,745
Put VT Intl Gro, Cl IB	21,330
Put VT Intl Val, Cl IB	3
Put VT Multi-Cap Gro, Cl IA	44,961
Put VT Multi-Cap Gro, Cl IB	69,421
Put VT Research, Cl IB	1,935
Put VT Sm Cap Val, Cl IB	111,421
Put VT Voyager, Cl IA	50,283

Division	Purchases
Put VT Voyager, Cl IB	$141,245
Royce Micro-Cap, Invest Cl	73,094
Royce Sm-Cap, Invest Cl	155,232
Third Ave Val	51,413
VP Aggr, Cl 2	2,346,046
VP Aggr, Cl 4	7,285,206
VP BR Gl Infl Prot Sec, Cl 3	2,598,706
VP Conserv, Cl 2	7,399,734
VP Conserv, Cl 4	16,871,134
VP Loomis Sayles Gro II, Cl 1	518,606
VP Mod, Cl 2	16,346,256
VP Mod, Cl 4	29,395,897
VP Mod Aggr, Cl 2	5,028,348
VP Mod Aggr, Cl 4	8,575,200
VP Mod Conserv, Cl 2	2,442,515
VP Mod Conserv, Cl 4	6,217,629
VP Ptnrs Sm Cap Val, Cl 3	650,912
VP MFS Blended Res Core Eq, Cl 3	110,165
VP Vty Sycamore Estb Val, Cl 3	54,173
Wanger Intl	1,723,772
Wanger USA	2,379,028
WF VT Index Asset Alloc, Cl 2	394,875
WF VT Intl Eq, Cl 1	13,462
WF VT Intl Eq, Cl 2	536,834
WF VT Intrinsic Val, Cl 2	1,105,126
WF VT Omega Gro, Cl 1	174,063
WF VT Omega Gro, Cl 2	4,726,692
WF VT Opp, Cl 1	58,526
WF VT Opp, Cl 2	848,824
WF VT Sm Cap Gro, Cl 2	917,817
WF VT Sm Cap Val, Cl 1	52,695
WF VT Sm Cap Val, Cl 2	129,366
WF VT Total Return Bond, Cl 2	735,677

300	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	$1.46	$0.58	$1.84	$—	$1.07
1.05%	1.45	1.16	1.58	—	0.76
1.10%	1.45	0.57	1.81	—	—
1.15%	1.44	1.15	1.83	—	1.24
1.20%	1.44	1.35	1.98	—	0.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	0.55	1.77	—	0.75
1.30%	1.43	1.87	2.42	—	1.22
1.35%	1.42	0.55	1.74	—	1.22
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.42	0.85	2.24	1.70	1.21
1.45%	1.41	1.31	1.92	—	1.20
1.50%	1.41	0.50	2.21	1.55	1.19
1.55%	1.40	1.81	2.34	—	1.19
1.60%	1.40	0.53	2.18	1.65	1.18
1.65%	1.39	1.79	2.31	—	1.17
1.70%	1.39	1.68	2.15	—	1.17
1.75%	1.38	1.26	1.85	—	1.16
1.80%	1.38	1.66	2.11	—	1.15
1.85%	1.37	1.74	2.25	—	1.15
1.90%	1.37	1.08	1.67	—	1.14
1.95%	1.36	1.08	1.66	—	1.13
2.00%	1.36	1.07	1.66	—	1.13
2.05%	1.35	1.07	1.65	—	1.12
2.10%	1.35	1.06	1.64	—	1.11
2.15%	1.34	1.06	1.63	—	1.11
2.20%	1.34	1.05	1.62	—	1.10
2.25%	—	1.23	1.86	—	0.99

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	$1.20	$—	$—	$—	$2.02
1.05%	—	—	1.28	1.19	1.65
1.10%	1.18	—	—	—	—
1.15%	—	—	1.33	1.69	1.64
1.20%	2.19	—	1.26	1.18	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	—	1.26	1.17	1.63
1.30%	2.64	—	1.30	1.66	1.62
1.35%	1.14	—	1.29	1.65	1.61
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.36	2.07	1.29	1.15	1.60
1.45%	2.13	—	1.28	1.63	1.60
1.50%	1.11	—	1.27	1.62	1.59
1.55%	2.56	—	1.26	1.61	1.58
1.60%	1.18	—	1.26	1.13	1.58
1.65%	2.52	—	1.25	1.59	1.57
1.70%	2.25	—	1.24	1.58	1.56
1.75%	2.05	—	1.24	1.57	1.56
1.80%	2.22	—	1.23	1.57	1.55
1.85%	2.46	—	1.22	1.56	1.54
1.90%	—	—	1.21	1.55	1.54
1.95%	—	—	1.21	1.54	1.53
2.00%	—	—	1.20	1.53	1.52
2.05%	—	—	1.19	1.52	1.52
2.10%	—	—	1.19	1.51	1.51
2.15%	—	—	1.18	1.50	1.50
2.20%	—	—	1.17	1.49	1.50
2.25%	—	—	—	—	1.87

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	301

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	$2.06	$—	$1.81	$2.24	$—
1.05%	1.77	—	1.57	1.79	—
1.10%	—	—	—	—	—
1.15%	1.86	—	1.85	1.77	2.22
1.20%	1.74	—	1.55	1.76	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	—	1.54	1.75	2.19
1.30%	1.83	—	1.82	1.75	—
1.35%	1.82	—	1.81	1.74	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.71	2.94	1.80	1.73	—
1.45%	1.80	—	1.78	1.72	—
1.50%	1.79	—	1.77	1.72	—
1.55%	1.78	—	1.77	1.71	—
1.60%	1.68	—	1.75	1.70	—
1.65%	1.76	—	1.74	1.69	—
1.70%	1.74	—	1.73	1.69	—
1.75%	1.73	—	1.72	1.68	—
1.80%	1.72	—	1.71	1.67	—
1.85%	1.71	—	1.70	1.66	—
1.90%	1.70	—	1.69	1.66	—
1.95%	1.69	—	1.68	1.65	—
2.00%	1.68	—	1.67	1.64	—
2.05%	1.68	—	1.66	1.64	—
2.10%	1.67	—	1.65	1.63	—
2.15%	1.66	—	1.64	1.62	—
2.20%	1.65	—	1.64	1.62	—
2.25%	1.91	—	1.67	2.08	—

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
1.00%	$1.63	$1.08	$2.19	$0.98	$1.46
1.05%	—	1.00	1.36	1.14	1.71
1.10%	1.61	1.02	2.16	—	—
1.15%	1.69	1.08	2.22	2.51	2.18
1.20%	—	1.00	2.38	1.12	2.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.66	1.07	2.18	2.47	2.14
1.30%	—	0.98	2.80	2.02	1.93
1.35%	1.55	1.03	2.09	2.01	1.92
1.40%	—	—	2.14	—	—
1.40%	—	—	2.31	—	—
1.40%	3.13	1.23	—	1.99	2.03
1.45%	—	0.97	2.29	1.98	1.97
1.50%	1.45	1.00	2.27	1.97	1.94
1.55%	—	0.95	2.71	1.96	1.87
1.60%	1.49	0.99	2.22	1.95	1.93
1.65%	—	0.94	2.22	1.94	1.91
1.70%	1.64	0.92	2.20	1.92	1.90
1.75%	—	0.94	2.00	1.91	1.83
1.80%	1.60	0.91	1.99	1.90	1.99
1.85%	—	0.92	2.60	1.89	1.81
1.90%	—	0.93	1.79	1.88	1.80
1.95%	—	0.92	1.78	1.87	1.79
2.00%	—	0.92	1.77	1.86	1.77
2.05%	—	0.91	1.76	1.85	1.77
2.10%	—	0.91	1.75	1.84	1.75
2.15%	—	0.90	1.73	1.83	1.74
2.20%	—	0.90	1.73	1.82	1.73
2.25%	—	0.87	1.54	0.91	1.35

302	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
1.00%	$—	$0.90	$1.43	$1.54	$1.21
1.05%	—	0.90	1.68	1.37	0.95
1.10%	—	—	—	1.52	—
1.15%	0.90	0.90	1.89	1.69	0.95
1.20%	—	0.90	1.66	1.41	0.94
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.90	0.89	1.65	1.66	0.94
1.30%	—	0.89	1.87	1.42	0.93
1.35%	—	0.89	1.86	1.46	0.93
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	0.89	1.63	2.14	0.93
1.45%	—	0.89	1.84	1.37	0.92
1.50%	—	0.89	1.83	1.57	0.92
1.55%	—	0.89	1.82	1.37	0.91
1.60%	—	0.89	1.60	1.55	0.91
1.65%	—	0.89	1.80	1.35	0.90
1.70%	—	0.88	1.79	1.36	0.90
1.75%	—	0.88	1.78	1.32	0.90
1.80%	—	0.88	1.77	1.31	0.89
1.85%	—	0.88	1.76	1.31	0.89
1.90%	—	0.88	1.75	1.29	0.89
1.95%	—	0.88	1.74	1.28	0.88
2.00%	—	0.88	1.73	1.27	0.88
2.05%	—	0.88	1.72	1.27	0.87
2.10%	—	0.87	1.71	1.26	0.87
2.15%	—	0.87	1.70	1.25	0.87
2.20%	—	0.87	1.69	1.24	0.86
2.25%	—	0.87	1.33	1.10	1.12

Subaccount	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
1.00%	$—	$1.96	$1.55	$1.60	$1.01
1.05%	—	1.66	1.67	1.59	1.01
1.10%	—	1.94	1.52	1.58	—
1.15%	1.65	1.98	1.55	1.84	1.01
1.20%	—	2.06	2.05	1.20	1.01
1.25%	—	—	—	—	—
1.25%	—	—	1.52	—	—
1.25%	—	—	1.49	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.64	1.90	—	1.19	1.01
1.30%	—	2.37	2.48	1.80	1.01
1.35%	—	1.87	1.46	1.79	1.00
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	0.84	2.45	2.65	1.00
1.45%	—	2.00	1.99	1.15	1.00
1.50%	—	0.83	1.98	1.14	1.00
1.55%	—	2.30	2.39	1.75	1.00
1.60%	—	0.85	2.38	1.15	1.00
1.65%	—	2.27	2.36	1.11	1.00
1.70%	—	1.86	1.83	1.10	1.00
1.75%	—	1.93	1.92	1.71	1.00
1.80%	—	1.84	1.81	2.20	1.00
1.85%	—	2.21	2.29	1.69	0.99
1.90%	—	1.81	1.78	1.68	0.99
1.95%	—	1.80	1.77	1.67	0.99
2.00%	—	1.79	1.76	1.66	0.99
2.05%	—	1.78	1.75	1.65	0.99
2.10%	—	1.77	1.74	1.64	0.99
2.15%	—	1.76	1.73	1.63	0.99
2.20%	—	1.75	1.72	1.63	0.99
2.25%	—	2.01	1.81	1.95	0.99

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	303

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
1.00%	$1.02	$1.02	$1.02	$2.39	$1.93
1.05%	1.02	1.02	1.02	1.58	1.39
1.10%	—	—	—	2.36	—
1.15%	1.01	1.02	1.02	1.88	1.37
1.20%	1.01	1.02	1.02	1.93	1.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	1.02	1.02	2.31	1.36
1.30%	1.01	1.02	1.02	2.35	1.36
1.35%	1.01	1.02	1.01	2.28	1.35
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.01	1.01	1.01	2.26	1.35
1.45%	1.01	1.01	1.01	1.87	1.34
1.50%	1.01	1.01	1.01	2.23	1.33
1.55%	1.01	1.01	1.01	2.28	1.33
1.60%	1.00	1.01	1.01	2.20	1.32
1.65%	1.00	1.01	1.01	2.25	1.32
1.70%	1.00	1.01	1.01	2.17	1.31
1.75%	1.00	1.01	1.01	1.80	1.30
1.80%	1.00	1.01	1.00	2.15	1.30
1.85%	1.00	1.00	1.00	2.19	1.29
1.90%	1.00	1.00	1.00	1.73	1.29
1.95%	1.00	1.00	1.00	1.72	1.28
2.00%	1.00	1.00	1.00	1.71	1.28
2.05%	0.99	1.00	1.00	1.70	1.27
2.10%	0.99	1.00	1.00	1.69	1.27
2.15%	0.99	1.00	1.00	1.68	1.26
2.20%	0.99	1.00	1.00	1.67	1.25
2.25%	0.99	1.00	0.99	—	1.79

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
1.00%	$1.32	$—	$2.43	$1.71	$—
1.05%	1.14	1.56	—	1.41	—
1.10%	—	—	2.39	—	—
1.15%	1.68	1.88	2.62	1.94	2.68
1.20%	1.13	1.53	2.04	1.39	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	1.53	2.58	1.38	2.65
1.30%	1.65	1.85	—	1.91	—
1.35%	1.64	1.84	2.30	1.90	—
1.40%	—	—	2.18	—	—
1.40%	—	—	1.98	—	—
1.40%	1.83	1.51	—	1.36	—
1.45%	1.62	1.82	1.96	1.88	—
1.50%	1.61	1.81	1.95	1.86	—
1.55%	1.60	1.80	—	1.85	—
1.60%	1.08	1.48	2.14	1.34	—
1.65%	1.59	1.78	1.90	1.83	—
1.70%	1.58	1.77	1.89	1.82	—
1.75%	1.57	1.76	—	1.81	—
1.80%	1.56	1.75	2.34	1.80	—
1.85%	1.55	1.73	—	1.79	—
1.90%	1.54	1.73	—	1.78	—
1.95%	1.53	1.72	—	1.77	—
2.00%	1.52	1.70	—	1.76	—
2.05%	1.51	1.70	—	1.75	—
2.10%	1.50	1.68	—	1.74	—
2.15%	1.50	1.68	—	1.73	—
2.20%	1.49	1.67	—	1.72	—
2.25%	1.23	—	—	1.59	—

304	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
1.00%	$—	$1.33	$0.54	$—	$—
1.05%	—	1.13	0.45	1.63	1.93
1.10%	—	1.30	—	—	—
1.15%	1.02	1.12	0.44	2.13	2.13
1.20%	—	1.30	0.44	1.60	1.90
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.29	—	—	—
1.25%	—	1.29	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	—	0.44	1.60	1.89
1.30%	—	1.10	0.44	2.10	2.09
1.35%	—	1.27	0.44	2.08	2.08
1.40%	—	1.26	—	—	—
1.40%	—	1.26	—	—	—
1.40%	—	—	0.43	1.57	2.07
1.45%	—	1.24	0.43	2.06	2.06
1.50%	—	1.23	0.43	2.05	2.04
1.55%	—	1.06	0.43	2.04	2.03
1.60%	—	1.22	0.43	1.54	2.02
1.65%	—	1.20	0.42	2.01	2.01
1.70%	—	1.19	0.42	2.00	2.00
1.75%	—	1.04	0.42	1.99	1.98
1.80%	—	1.05	0.42	1.98	1.97
1.85%	—	1.02	0.42	1.97	1.96
1.90%	—	1.03	0.42	1.96	1.95
1.95%	—	1.02	0.41	1.94	1.94
2.00%	—	1.02	0.41	1.93	1.93
2.05%	—	1.01	0.41	1.92	1.92
2.10%	—	1.00	0.41	1.91	1.91
2.15%	—	1.00	0.41	1.90	1.89
2.20%	—	0.99	0.40	1.89	1.88
2.25%	—	0.96	0.50	—	—

Subaccount	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
1.00%	$—	$—	$1.27	$0.98	$1.20
1.05%	—	1.63	0.96	0.84	1.18
1.10%	—	—	—	—	—
1.15%	—	1.76	0.95	1.20	1.17
1.20%	1.14	1.60	0.95	0.83	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	1.60	0.94	0.83	1.16
1.30%	—	1.73	0.94	1.18	1.16
1.35%	—	1.72	0.93	1.17	1.15
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.32	1.71	0.93	0.82	1.15
1.45%	1.09	1.70	0.93	1.16	1.14
1.50%	1.08	1.69	0.92	1.15	1.14
1.55%	—	1.68	0.92	1.14	1.13
1.60%	2.31	1.67	0.91	0.80	1.13
1.65%	1.06	1.66	0.91	1.13	1.12
1.70%	1.05	1.65	0.91	1.12	1.12
1.75%	—	1.64	0.90	1.12	1.11
1.80%	2.25	1.63	0.90	1.11	1.11
1.85%	—	1.62	0.89	1.10	1.10
1.90%	—	1.61	0.89	1.10	1.10
1.95%	—	1.60	0.89	1.09	1.10
2.00%	—	1.59	0.88	1.09	1.09
2.05%	—	1.58	0.88	1.08	1.09
2.10%	—	1.58	0.88	1.07	1.08
2.15%	—	1.57	0.87	1.07	1.08
2.20%	—	1.56	0.87	1.06	1.07
2.25%	—	—	1.18	0.91	1.11

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	305

Subaccount	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
1.00%	$—	$—	$2.30	$2.57	$—
1.05%	—	—	—	1.66	—
1.10%	—	—	2.26	2.53	—
1.15%	1.82	—	—	2.25	—
1.20%	—	—	—	2.38	2.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.79	—	2.21	2.48	2.37
1.30%	—	—	—	2.95	—
1.35%	—	—	2.18	2.45	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.87	—	2.74	2.32
1.45%	—	—	—	2.31	2.30
1.50%	—	1.80	—	2.70	2.28
1.55%	—	—	—	2.85	—
1.60%	—	1.82	—	2.66	2.69
1.65%	—	—	—	2.82	2.23
1.70%	—	1.75	—	2.63	2.21
1.75%	—	—	—	2.23	—
1.80%	—	1.72	—	2.59	2.62
1.85%	—	—	—	2.74	—
1.90%	—	—	—	2.06	—
1.95%	—	—	—	2.05	—
2.00%	—	—	—	2.04	—
2.05%	—	—	—	2.02	—
2.10%	—	—	—	2.01	—
2.15%	—	—	—	2.00	—
2.20%	—	—	—	1.99	—
2.25%	—	—	—	1.76	—

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
1.00%	$—	$—	$—	$1.97	$1.58
1.05%	—	—	—	1.80	—
1.10%	—	—	—	1.94	1.56
1.15%	1.63	—	1.51	2.00	—
1.20%	—	—	—	2.01	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.60	—	1.49	1.90	1.52
1.30%	—	—	—	2.60	—
1.35%	—	—	—	1.88	1.50
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.61	1.79	—	1.82	—
1.45%	—	—	—	1.95	—
1.50%	1.57	1.77	—	1.79	—
1.55%	—	—	—	2.52	—
1.60%	1.58	1.74	—	1.77	—
1.65%	—	—	—	2.49	—
1.70%	—	1.74	—	1.74	—
1.75%	—	—	—	1.88	—
1.80%	—	1.69	—	1.72	—
1.85%	—	—	—	2.42	—
1.90%	—	—	—	1.83	—
1.95%	—	—	—	1.82	—
2.00%	—	—	—	1.81	—
2.05%	—	—	—	1.80	—
2.10%	—	—	—	1.79	—
2.15%	—	—	—	1.78	—
2.20%	—	—	—	1.77	—
2.25%	—	—	—	—	—

306	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
1.00%	$—	$1.17	$3.82	$3.09	$—
1.05%	—	1.37	—	1.63	—
1.10%	—	—	3.76	3.05	—
1.15%	—	1.40	5.06	2.58	—
1.20%	1.90	1.35	—	3.35	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.89	1.34	4.97	3.33	—
1.30%	—	1.38	—	3.57	—
1.35%	—	1.37	3.62	2.94	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.85	1.32	4.88	3.26	1.33
1.45%	1.84	1.35	—	3.23	—
1.50%	1.82	1.35	3.35	3.21	1.13
1.55%	—	1.34	—	3.46	—
1.60%	1.88	1.30	3.31	3.00	1.04
1.65%	1.78	1.32	—	3.14	—
1.70%	1.77	1.31	—	3.11	—
1.75%	—	1.31	—	2.60	—
1.80%	1.83	1.30	—	2.92	—
1.85%	—	1.29	—	3.31	—
1.90%	—	1.28	—	2.36	—
1.95%	—	1.28	—	2.35	—
2.00%	—	1.27	—	2.33	—
2.05%	—	1.26	—	2.32	—
2.10%	—	1.25	—	2.31	—
2.15%	—	1.25	—	2.29	—
2.20%	—	1.24	—	2.28	—
2.25%	—	1.08	—	1.65	—

Subaccount	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
1.00%	$1.72	$1.88	$1.41	$2.21	$—
1.05%	1.10	0.98	1.44	1.34	1.58
1.10%	1.70	1.85	—	2.17	—
1.15%	1.56	1.52	1.70	2.28	1.89
1.20%	1.70	2.81	2.49	2.31	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2.29	—
1.25%	—	—	—	2.25	—
1.25%	1.66	2.79	2.47	—	1.55
1.30%	2.28	2.02	1.67	2.14	1.86
1.35%	1.64	1.79	1.66	2.09	1.85
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.25	2.56	2.07	2.22	1.53
1.45%	1.65	2.40	2.05	2.10	1.83
1.50%	1.64	2.38	2.04	2.08	1.82
1.55%	2.20	1.95	1.62	2.07	1.81
1.60%	2.19	2.61	1.99	2.19	1.50
1.65%	2.18	2.32	1.99	2.04	1.79
1.70%	1.46	2.30	1.97	2.02	1.78
1.75%	1.59	1.45	1.58	1.71	1.77
1.80%	1.45	1.79	2.04	1.71	1.76
1.85%	2.12	1.83	1.56	1.99	1.74
1.90%	1.43	1.39	1.56	1.56	1.73
1.95%	1.42	—	1.55	1.55	1.72
2.00%	1.41	1.38	1.54	1.54	1.71
2.05%	1.40	1.37	1.53	1.53	1.70
2.10%	1.40	1.36	1.52	1.52	1.69
2.15%	1.39	1.35	1.51	1.51	1.68
2.20%	1.38	1.35	1.50	1.50	1.68
2.25%	1.23	—	1.31	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	307

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
1.00%	$2.29	$1.46	$1.84	$1.39	$1.22
1.05%	—	1.61	—	—	1.72
1.10%	2.26	1.43	1.82	1.37	—
1.15%	3.65	1.91	—	1.45	2.03
1.20%	2.21	1.03	—	1.62	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.33	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.43	—
1.25%	3.59	1.88	1.78	—	1.69
1.30%	2.90	2.68	—	2.01	1.99
1.35%	2.18	1.38	1.75	1.31	1.98
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.38	0.92	—	1.62	1.97
1.45%	2.14	0.99	—	1.57	1.96
1.50%	2.35	0.91	—	1.59	1.95
1.55%	2.81	2.59	—	1.95	1.94
1.60%	2.32	1.90	—	1.57	1.92
1.65%	2.08	0.89	—	1.92	1.91
1.70%	2.29	0.88	—	1.55	1.90
1.75%	2.13	1.89	—	1.51	1.89
1.80%	2.26	1.85	—	1.50	1.88
1.85%	2.70	2.50	—	1.87	1.87
1.90%	—	1.78	—	—	1.86
1.95%	—	1.77	—	—	1.85
2.00%	—	1.76	—	—	1.84
2.05%	—	1.74	—	—	1.83
2.10%	—	1.74	—	—	1.82
2.15%	—	1.72	—	—	1.80
2.20%	—	1.71	—	—	1.79
2.25%	—	—	—	—	1.13

Subaccount	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
1.00%	$1.39	$1.89	$—	$—	$2.06
1.05%	1.12	1.61	—	—	1.42
1.10%	—	—	—	—	—
1.15%	1.46	2.28	—	—	1.41
1.20%	1.10	4.41	—	—	1.52
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	4.37	—	—	1.51
1.30%	1.44	2.24	—	—	1.39
1.35%	1.43	2.23	—	—	1.38
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.08	3.82	1.58	1.18	1.61
1.45%	1.41	4.24	—	—	1.46
1.50%	1.40	4.20	1.36	0.94	1.45
1.55%	1.40	2.18	—	—	1.36
1.60%	1.06	2.98	1.39	0.89	1.46
1.65%	1.38	4.10	—	—	1.42
1.70%	1.37	4.07	—	—	1.41
1.75%	1.36	2.13	—	—	1.34
1.80%	1.36	2.90	—	—	2.40
1.85%	1.35	2.10	—	—	1.32
1.90%	1.34	2.09	—	—	1.32
1.95%	1.33	2.08	—	—	1.31
2.00%	1.32	2.06	—	—	1.31
2.05%	1.32	2.05	—	—	1.30
2.10%	1.31	2.04	—	—	1.30
2.15%	1.30	2.03	—	—	1.29
2.20%	1.29	2.02	—	—	1.29
2.25%	1.29	1.75	—	—	1.91

308	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
1.00%	$1.50	$1.49	$2.41	$1.58	$1.54
1.05%	—	1.48	1.50	—	—
1.10%	1.49	1.48	2.38	1.56	1.52
1.15%	1.49	1.48	1.82	1.55	—
1.20%	1.49	1.47	1.99	1.55	1.51
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.49	1.47	2.33	1.54	1.50
1.30%	—	1.47	2.39	—	1.50
1.35%	1.48	1.47	2.30	1.52	1.49
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.48	1.46	2.28	2.03	1.48
1.45%	1.48	1.46	1.93	1.51	1.47
1.50%	1.47	1.46	2.25	1.50	1.47
1.55%	—	1.46	2.32	—	1.46
1.60%	1.47	1.45	2.22	1.49	1.45
1.65%	1.46	1.45	2.29	1.48	1.45
1.70%	1.46	1.45	2.19	1.47	1.44
1.75%	—	1.45	1.86	—	1.43
1.80%	1.46	1.44	2.16	1.46	1.42
1.85%	—	1.44	2.23	—	1.42
1.90%	—	1.44	1.67	—	—
1.95%	—	1.43	1.66	—	—
2.00%	—	1.43	1.65	—	—
2.05%	—	1.43	1.64	—	—
2.10%	—	1.43	1.63	—	—
2.15%	—	1.42	1.62	—	—
2.20%	—	1.42	1.61	—	—
2.25%	—	1.42	1.67	—	—

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
1.00%	$2.22	$2.41	$—	$1.35	$—
1.05%	1.95	—	—	1.08	1.45
1.10%	—	2.38	—	—	—
1.15%	1.93	—	—	1.07	1.73
1.20%	1.92	2.09	—	1.06	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.91	2.33	—	1.06	1.42
1.30%	1.91	2.47	—	1.05	1.70
1.35%	1.90	2.30	—	1.05	1.69
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.89	2.29	2.14	1.04	1.40
1.45%	1.88	2.03	—	1.04	1.67
1.50%	1.87	2.26	—	1.04	1.66
1.55%	1.87	2.39	—	1.03	1.65
1.60%	1.86	2.23	—	1.03	1.37
1.65%	1.85	2.36	—	1.02	1.63
1.70%	1.84	2.18	—	1.02	1.62
1.75%	1.83	1.95	—	1.01	1.61
1.80%	1.83	2.15	—	1.01	1.60
1.85%	1.82	2.30	—	1.00	1.59
1.90%	1.81	—	—	1.00	1.58
1.95%	1.80	—	—	1.00	1.57
2.00%	1.79	—	—	0.99	1.57
2.05%	1.79	—	—	0.99	1.56
2.10%	1.78	—	—	0.98	1.55
2.15%	1.77	—	—	0.98	1.54
2.20%	1.76	—	—	0.97	1.53
2.25%	2.06	—	—	1.25	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	309

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
1.00%	$—	$1.41	$1.30	$—	$—
1.05%	—	1.41	1.07	—	—
1.10%	—	1.40	1.28	—	—
1.15%	—	1.40	1.25	—	1.26
1.20%	—	1.40	1.36	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.40	1.26	—	1.24
1.30%	—	1.39	1.69	—	—
1.35%	—	1.39	1.24	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.40	1.39	1.55	3.35	1.11
1.45%	—	1.38	1.32	—	—
1.50%	1.39	1.38	1.53	—	1.10
1.55%	—	1.38	1.64	—	—
1.60%	1.39	1.38	1.51	—	0.90
1.65%	—	1.37	1.62	—	—
1.70%	—	1.37	1.49	—	—
1.75%	—	1.37	1.27	—	—
1.80%	—	1.37	1.47	—	—
1.85%	—	1.36	1.58	—	—
1.90%	—	1.36	1.15	—	—
1.95%	—	1.36	1.14	—	—
2.00%	—	1.36	1.14	—	—
2.05%	—	1.35	1.13	—	—
2.10%	—	1.35	1.12	—	—
2.15%	—	1.35	1.12	—	—
2.20%	—	1.35	1.11	—	—
2.25%	—	1.34	—	—	—

Subaccount	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
1.00%	$—	$—	$1.92	$—	$—
1.05%	—	—	1.56	—	—
1.10%	—	—	—	—	—
1.15%	—	0.90	1.17	—	—
1.20%	—	—	1.54	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.88	1.16	—	—
1.30%	—	—	1.53	—	—
1.35%	—	—	1.52	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.81	0.81	1.07	1.09	2.50
1.45%	—	—	1.51	—	—
1.50%	—	0.80	1.05	1.07	2.48
1.55%	—	—	1.50	—	—
1.60%	—	0.79	1.02	0.96	2.47
1.65%	—	—	1.48	—	—
1.70%	—	—	1.48	—	—
1.75%	—	—	1.47	—	—
1.80%	—	—	1.47	—	—
1.85%	—	—	1.46	—	—
1.90%	—	—	1.45	—	—
1.95%	—	—	1.45	—	—
2.00%	—	—	1.44	—	—
2.05%	—	—	1.43	—	—
2.10%	—	—	1.43	—	—
2.15%	—	—	1.42	—	—
2.20%	—	—	1.42	—	—
2.25%	—	—	1.78	—	—

310	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
1.00%	$—	$—	$—	$—	$—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	1.70	1.57
1.20%	—	—	—	1.69	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.68	1.54
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.26	1.56	3.30	1.61	1.89
1.45%	—	—	—	1.60	—
1.50%	1.23	1.54	2.71	1.59	1.86
1.55%	—	—	—	—	—
1.60%	1.21	1.64	2.68	2.49	1.84
1.65%	—	—	—	1.55	—
1.70%	—	—	—	1.54	1.82
1.75%	—	—	—	—	—
1.80%	—	—	—	2.43	1.79
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
1.00%	$0.98	$—	$1.79	$—	$—
1.05%	0.98	—	1.73	—	—
1.10%	0.98	—	1.76	—	—
1.15%	0.98	2.49	1.61	—	2.10
1.20%	0.97	—	2.03	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	2.45	1.58	—	2.06
1.30%	0.97	—	2.74	—	—
1.35%	0.97	—	1.69	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	0.97	2.45	1.95	1.70	—
1.45%	0.97	—	1.97	—	—
1.50%	0.97	1.63	1.92	1.38	—
1.55%	0.97	—	2.65	—	—
1.60%	0.97	1.48	1.89	1.43	—
1.65%	0.97	—	2.62	—	—
1.70%	0.97	—	1.87	—	—
1.75%	0.97	—	1.90	—	—
1.80%	0.97	—	1.84	—	—
1.85%	0.97	—	2.55	—	—
1.90%	0.97	—	1.90	—	—
1.95%	0.97	—	1.89	—	—
2.00%	0.97	—	1.88	—	—
2.05%	0.97	—	1.87	—	—
2.10%	0.97	—	1.86	—	—
2.15%	0.97	—	1.85	—	—
2.20%	0.97	—	1.84	—	—
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	311

Subaccount	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
1.00%	$2.01	$—	$3.43	$1.60	$1.71
1.05%	1.46	—	1.85	1.01	1.52
1.10%	1.98	—	3.39	—	—
1.15%	1.87	2.74	2.20	1.00	1.51
1.20%	1.73	2.10	3.12	1.00	1.50
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.85	2.70	2.17	0.99	1.49
1.30%	1.91	—	3.77	0.99	1.49
1.35%	1.91	—	3.27	0.99	1.48
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.71	2.78	3.17	0.98	1.47
1.45%	1.68	2.02	3.02	0.98	1.47
1.50%	1.69	1.83	3.13	0.97	1.46
1.55%	1.85	—	3.65	0.97	1.46
1.60%	1.66	2.09	3.01	0.97	1.45
1.65%	1.83	1.78	3.52	0.96	1.44
1.70%	1.64	1.77	3.04	0.96	1.44
1.75%	1.62	—	2.91	0.95	1.43
1.80%	1.59	3.63	2.93	0.95	1.42
1.85%	1.78	—	3.43	0.94	1.42
1.90%	1.52	—	2.55	0.94	1.41
1.95%	1.51	—	2.54	0.94	1.41
2.00%	1.50	—	2.52	0.93	1.40
2.05%	1.49	—	2.51	0.93	1.39
2.10%	1.48	—	2.49	0.92	1.39
2.15%	1.47	—	2.48	0.92	1.38
2.20%	1.46	—	2.46	0.92	1.38
2.25%	1.39	—	1.45	1.48	1.58

Subaccount	MS UIF U.S. Real Est, Cl I	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA
1.00%	$3.65	$—	$—	$1.82	$—
1.05%	—	1.57	—	1.56	—
1.10%	3.60	—	—	1.80	—
1.15%	—	2.73	—	1.78	—
1.20%	2.88	1.54	—	1.85	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.53	1.54	—	1.76	—
1.30%	3.83	2.69	—	2.28	—
1.35%	3.48	2.67	—	1.74	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.46	1.52	2.42	2.13	2.94
1.45%	2.79	2.64	—	1.79	—
1.50%	3.41	2.62	—	2.10	—
1.55%	3.71	2.61	—	2.20	—
1.60%	3.37	1.49	—	2.07	—
1.65%	3.66	2.58	—	2.17	—
1.70%	3.32	2.56	—	2.04	—
1.75%	2.69	2.55	—	1.73	—
1.80%	3.28	2.53	—	2.01	—
1.85%	3.57	2.52	—	2.12	—
1.90%	—	2.50	—	1.63	—
1.95%	—	2.49	—	1.62	—
2.00%	—	2.47	—	1.61	—
2.05%	—	2.46	—	1.60	—
2.10%	—	2.45	—	1.59	—
2.15%	—	2.43	—	1.58	—
2.20%	—	2.42	—	1.57	—
2.25%	—	—	—	1.72	—

312	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv
1.00%	$2.32	$—	$1.83	$—	$2.63
1.05%	1.47	—	1.37	—	1.59
1.10%	2.29	—	1.81	—	2.60
1.15%	2.07	—	1.50	—	2.26
1.20%	2.28	—	1.78	—	2.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.27	—	1.77	—	2.54
1.30%	3.02	—	1.58	—	3.23
1.35%	2.22	—	1.75	—	2.51
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.22	2.00	1.73	1.68	2.99
1.45%	2.21	—	1.72	—	2.26
1.50%	2.19	—	1.71	—	2.95
1.55%	2.93	—	1.63	—	3.13
1.60%	2.59	—	1.59	—	2.91
1.65%	2.13	—	1.67	—	3.09
1.70%	2.13	—	1.66	—	2.88
1.75%	2.11	—	1.44	—	2.18
1.80%	2.52	—	1.55	—	2.84
1.85%	2.82	—	1.47	—	3.01
1.90%	1.90	—	1.37	—	2.07
1.95%	1.88	—	1.37	—	2.06
2.00%	1.87	—	1.36	—	2.05
2.05%	1.86	—	1.35	—	2.04
2.10%	1.85	—	1.34	—	2.03
2.15%	1.84	—	1.34	—	2.01
2.20%	1.83	—	1.33	—	2.00
2.25%	1.53	—	1.14	—	1.92

Subaccount	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB
1.00%	$1.13	$—	$—	$—	$3.17
1.05%	1.18	—	—	—	2.35
1.10%	—	—	—	—	3.13
1.15%	1.17	—	—	—	2.65
1.20%	1.16	—	—	—	2.65
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.16	—	—	—	2.63
1.30%	1.15	—	—	—	3.18
1.35%	1.15	—	—	—	3.02
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.14	2.36	1.82	1.66	2.58
1.45%	1.14	—	—	—	2.56
1.50%	1.13	—	—	—	2.55
1.55%	1.13	—	—	—	3.08
1.60%	1.12	—	—	—	2.92
1.65%	1.12	—	—	—	2.49
1.70%	1.11	—	—	—	2.48
1.75%	1.11	—	—	—	2.73
1.80%	1.10	—	—	—	2.83
1.85%	1.10	—	—	—	2.97
1.90%	1.09	—	—	—	2.43
1.95%	1.09	—	—	—	2.42
2.00%	1.08	—	—	—	2.40
2.05%	1.08	—	—	—	2.39
2.10%	1.07	—	—	—	2.38
2.15%	1.07	—	—	—	2.36
2.20%	1.06	—	—	—	2.35
2.25%	1.05	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	313

Subaccount	Put VT Gro & Inc, Cl IA	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB
1.00%	$—	$1.62	$—	$—	$—
1.05%	—	—	—	—	—
1.10%	—	1.60	—	—	—
1.15%	—	1.54	—	—	1.93
1.20%	—	1.70	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.51	—	—	1.90
1.30%	—	2.02	—	—	—
1.35%	—	1.54	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.39	1.80	2.75	2.01	1.64
1.45%	—	1.65	—	—	—
1.50%	—	1.56	—	—	1.61
1.55%	—	1.96	—	—	—
1.60%	—	1.51	—	—	1.59
1.65%	—	1.93	—	—	—
1.70%	—	1.52	—	—	1.57
1.75%	—	1.59	—	—	—
1.80%	—	1.47	—	—	1.48
1.85%	—	1.88	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Subaccount	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
1.00%	$1.51	$1.06	$—	$—	$1.84
1.05%	1.00	—	—	—	1.83
1.10%	1.49	1.04	—	—	1.83
1.15%	1.36	—	—	—	1.82
1.20%	0.98	—	—	—	1.82
1.25%	—	—	—	—	1.82
1.25%	—	—	—	—	1.82
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.34	1.02	—	—	—
1.30%	1.94	—	—	—	1.81
1.35%	1.44	1.00	—	—	1.81
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.36	1.22	1.28	3.42	1.80
1.45%	0.85	—	—	—	1.80
1.50%	0.85	—	—	—	1.79
1.55%	1.88	—	—	—	1.79
1.60%	1.48	—	—	—	1.78
1.65%	0.83	—	—	—	1.78
1.70%	0.82	—	—	—	1.77
1.75%	1.49	—	—	—	1.77
1.80%	1.43	—	—	—	1.76
1.85%	1.81	—	—	—	1.76
1.90%	1.34	—	—	—	1.75
1.95%	1.33	—	—	—	1.75
2.00%	1.32	—	—	—	1.75
2.05%	1.32	—	—	—	1.74
2.10%	1.31	—	—	—	1.74
2.15%	1.30	—	—	—	1.73
2.20%	1.29	—	—	—	1.73
2.25%	—	—	—	—	—

314	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl
1.00%	$1.87	$—	$—	$—	$—
1.05%	—	1.29	—	—	—
1.10%	1.85	—	—	—	—
1.15%	—	1.78	—	—	—
1.20%	1.92	1.27	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.80	1.26	—	—	—
1.30%	2.29	1.75	—	—	—
1.35%	1.78	1.74	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.26	1.73	2.33	2.17	3.30
1.45%	1.86	1.72	—	—	—
1.50%	1.85	1.71	—	—	2.74
1.55%	2.21	1.70	—	—	—
1.60%	2.20	1.69	—	—	2.82
1.65%	2.19	1.68	—	—	—
1.70%	—	1.67	—	—	—
1.75%	1.79	1.66	—	—	—
1.80%	—	1.65	—	—	—
1.85%	2.13	1.64	—	—	—
1.90%	—	1.63	—	—	—
1.95%	—	1.62	—	—	—
2.00%	—	1.62	—	—	—
2.05%	—	1.61	—	—	—
2.10%	—	1.60	—	—	—
2.15%	—	1.59	—	—	—
2.20%	—	1.58	—	—	—
2.25%	—	—	—	—	—

Subaccount	Royce Sm-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3
1.00%	$—	$—	$1.49	$1.49	$1.13
1.05%	—	—	1.48	1.48	1.32
1.10%	—	—	—	—	—
1.15%	—	—	1.47	1.47	1.31
1.20%	—	—	1.47	1.47	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.47	1.47	1.30
1.30%	—	—	1.46	1.46	1.29
1.35%	—	—	1.46	1.46	1.29
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	4.00	2.42	1.45	1.45	1.28
1.45%	—	—	1.45	1.45	1.27
1.50%	3.30	2.38	1.44	1.45	1.27
1.55%	—	—	1.44	1.44	1.26
1.60%	3.74	2.54	1.44	1.44	1.25
1.65%	—	—	1.43	1.43	1.25
1.70%	—	—	1.43	1.43	1.24
1.75%	—	—	1.42	1.43	1.24
1.80%	—	—	1.42	1.42	1.23
1.85%	—	—	1.42	1.42	1.22
1.90%	—	—	1.41	1.41	1.22
1.95%	—	—	1.41	1.41	1.21
2.00%	—	—	1.40	1.41	1.21
2.05%	—	—	1.40	1.40	1.20
2.10%	—	—	1.40	1.40	1.19
2.15%	—	—	1.39	1.39	1.19
2.20%	—	—	1.39	1.39	1.18
2.25%	—	—	1.38	1.39	1.05

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	315

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
1.00%	$1.18	$1.18	$1.93	$1.35	$1.35
1.05%	1.18	1.18	1.60	1.34	1.34
1.10%	—	—	—	—	—
1.15%	1.17	1.17	1.58	1.33	1.34
1.20%	1.17	1.17	1.58	1.33	1.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.17	1.57	1.33	1.33
1.30%	1.16	1.16	1.56	1.32	1.32
1.35%	1.16	1.16	1.56	1.32	1.32
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.16	1.16	1.55	1.32	1.32
1.45%	1.15	1.15	1.54	1.31	1.31
1.50%	1.15	1.15	1.54	1.31	1.31
1.55%	1.15	1.15	1.53	1.30	1.31
1.60%	1.14	1.14	1.52	1.30	1.30
1.65%	1.14	1.14	1.52	1.30	1.30
1.70%	1.14	1.14	1.51	1.29	1.29
1.75%	1.13	1.13	1.50	1.29	1.29
1.80%	1.13	1.13	1.50	1.29	1.29
1.85%	1.13	1.13	1.49	1.28	1.28
1.90%	1.12	1.12	1.49	1.28	1.28
1.95%	1.12	1.12	1.48	1.27	1.28
2.00%	1.12	1.12	1.47	1.27	1.27
2.05%	1.11	1.11	1.47	1.27	1.27
2.10%	1.11	1.11	1.46	1.26	1.26
2.15%	1.11	1.11	1.45	1.26	1.26
2.20%	1.10	1.10	1.45	1.26	1.26
2.25%	1.10	1.10	1.78	1.25	1.25

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
1.00%	$1.42	$1.42	$1.26	$1.26	$2.18
1.05%	1.41	1.41	1.26	1.26	1.43
1.10%	—	—	—	—	2.15
1.15%	1.40	1.41	1.25	1.25	1.93
1.20%	1.40	1.40	1.25	1.25	2.13
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.40	1.40	1.24	1.25	2.12
1.30%	1.39	1.39	1.24	1.24	2.74
1.35%	1.39	1.39	1.24	1.24	2.08
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.39	1.39	1.23	1.24	2.07
1.45%	1.38	1.38	1.23	1.23	2.06
1.50%	1.38	1.38	1.23	1.23	2.04
1.55%	1.37	1.38	1.22	1.23	2.65
1.60%	1.37	1.37	1.22	1.22	2.44
1.65%	1.37	1.37	1.22	1.22	2.00
1.70%	1.36	1.36	1.21	1.21	1.99
1.75%	1.36	1.36	1.21	1.21	1.94
1.80%	1.35	1.36	1.21	1.21	2.38
1.85%	1.35	1.35	1.20	1.20	2.55
1.90%	1.35	1.35	1.20	1.20	1.77
1.95%	1.34	1.34	1.20	1.20	1.76
2.00%	1.34	1.34	1.19	1.19	1.75
2.05%	1.33	1.34	1.19	1.19	1.74
2.10%	1.33	1.33	1.18	1.19	1.73
2.15%	1.33	1.33	1.18	1.18	1.72
2.20%	1.32	1.33	1.18	1.18	1.71
2.25%	1.32	1.32	1.17	1.18	1.57

316	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
1.00%	$1.66	$2.04	$1.47	$2.02	$—
1.05%	1.26	1.79	1.43	1.64	1.69
1.10%	—	—	—	—	—
1.15%	1.25	2.11	2.55	2.20	1.93
1.20%	1.25	1.76	1.41	1.62	1.82
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.24	1.75	1.41	1.61	1.80
1.30%	1.24	2.07	2.50	2.16	1.90
1.35%	1.23	2.06	2.49	2.15	1.89
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.23	2.05	2.75	2.87	1.75
1.45%	1.22	2.04	2.46	2.13	1.73
1.50%	1.22	2.02	1.78	2.81	1.72
1.55%	1.21	2.01	2.43	2.10	1.84
1.60%	1.20	2.00	1.33	2.14	2.25
1.65%	1.20	1.99	2.41	2.08	1.68
1.70%	1.19	1.98	2.39	2.07	1.67
1.75%	1.19	1.97	2.38	2.05	1.80
1.80%	1.18	1.95	2.36	2.04	2.21
1.85%	1.18	1.94	2.35	2.03	1.78
1.90%	1.17	1.93	2.34	2.02	1.77
1.95%	1.17	1.92	2.32	2.01	—
2.00%	1.16	1.91	2.31	2.00	1.75
2.05%	1.16	1.90	2.30	1.98	1.74
2.10%	1.15	1.89	2.28	1.97	1.73
2.15%	1.15	1.88	2.27	1.96	1.72
2.20%	1.14	1.87	2.26	1.95	1.71
2.25%	1.54	1.89	1.36	1.87	—

Subaccount	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2
1.00%	$1.66	$1.86	$—	$1.76	$3.23
1.05%	—	1.31	1.47	—	2.01
1.10%	1.64	1.83	—	1.74	3.18
1.15%	—	1.48	1.73	—	2.36
1.20%	—	1.61	1.84	—	2.41
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.61	1.80	1.82	1.70	3.12
1.30%	—	2.00	1.70	—	3.28
1.35%	1.59	1.77	1.69	1.67	3.08
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.76	1.77	—	3.06
1.45%	—	1.57	1.76	—	2.34
1.50%	—	1.74	1.75	—	3.02
1.55%	—	1.94	1.65	—	3.18
1.60%	—	1.71	1.73	—	2.98
1.65%	—	1.91	1.71	—	3.14
1.70%	—	1.69	1.69	—	2.94
1.75%	—	1.51	1.61	—	2.25
1.80%	—	1.67	2.07	—	2.90
1.85%	—	1.86	1.60	—	3.06
1.90%	—	1.35	1.59	—	2.16
1.95%	—	—	—	—	—
2.00%	—	1.34	1.57	—	2.14
2.05%	—	1.33	1.56	—	2.12
2.10%	—	1.32	1.55	—	2.11
2.15%	—	1.31	1.54	—	2.10
2.20%	—	1.31	1.53	—	2.09
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	317

Subaccount	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2
1.00%	$1.65	$1.63	$1.79	$1.33	$1.32
1.05%	—	1.62	1.76	—	—
1.10%	1.64	1.62	1.78	1.33	1.31
1.15%	—	1.62	2.32	—	1.30
1.20%	—	1.61	0.87	—	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.63	1.61	0.87	1.32	1.30
1.30%	—	1.61	2.28	—	1.29
1.35%	1.62	1.60	2.27	1.31	1.29
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.60	0.85	—	1.29
1.45%	—	1.60	0.84	—	1.28
1.50%	—	1.59	0.83	—	1.28
1.55%	—	1.59	2.22	—	1.28
1.60%	—	1.59	3.47	—	1.27
1.65%	—	1.58	0.81	—	1.27
1.70%	—	1.58	0.81	—	1.27
1.75%	—	1.58	2.17	—	1.26
1.80%	—	1.57	3.39	—	1.26
1.85%	—	1.57	2.14	—	1.26
1.90%	—	1.56	2.13	—	1.25
1.95%	—	—	—	—	—
2.00%	—	1.56	2.10	—	1.25
2.05%	—	1.55	2.09	—	1.24
2.10%	—	1.55	2.08	—	1.24
2.15%	—	1.55	2.07	—	1.24
2.20%	—	1.54	2.06	—	1.23
2.25%	—	—	—	—	—

Subaccount					WF VT Total Return Bond, Cl 2
1.00%					$1.13
1.05%					1.46
1.10%					1.13
1.15%					1.49
1.20%					1.92
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					1.91
1.30%					1.47
1.35%					1.46
1.40%					—
1.40%					—
1.40%					1.84
1.45%					1.83
1.50%					1.81
1.55%					1.42
1.60%					1.43
1.65%					1.77
1.70%					1.76
1.75%					1.39
1.80%					1.39
1.85%					1.37
1.90%					1.37
1.95%					—
2.00%					1.35
2.05%					1.34
2.10%					1.34
2.15%					1.33
2.20%					1.32
2.25%					—

318	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	—	40,416	92,767	—	—
1.05%	—	1,298	48,976	—	82,834
1.10%	83,849	260,262	872,597	—	—
1.15%	—	—	3,807	—	909,301
1.20%	46,335	1,290	61,086	—	106,734
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,097	116,230	305,357	—	22,855
1.30%	52,733	35,045	70,283	—	677,499
1.35%	39,369	382,207	1,639,411	—	1,032,726
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	6,411	153,334	37,934	198,649	596,343
1.45%	16,564	39,277	42,080	—	511,818
1.50%	—	4,195	43,337	101,124	810,027
1.55%	5,870	77,157	98,243	—	374,855
1.60%	12,696	315,102	69,078	101,462	692,871
1.65%	—	16,091	87,100	—	601,251
1.70%	—	30,239	11,854	—	2,835,492
1.75%	—	11,210	31,685	—	1,249,565
1.80%	—	3,055	1,622	—	501,670
1.85%	—	—	10,007	—	232,383
1.90%	—	—	114,554	—	2,597,643
1.95%	934	—	—	—	1,016,567
2.00%	—	10,974	—	—	30,429
2.05%	—	—	930	—	252,571
2.10%	7,117	—	358	—	468,860
2.15%	—	28,383	8,467	—	471,149
2.20%	—	—	—	—	8,307
2.25%	—	—	—	—	—
Total	278,975	1,525,765	3,651,533	401,235	16,083,750

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	58,429	—	—	—	—
1.05%	—	—	—	—	—
1.10%	462,134	—	—	—	—
1.15%	—	—	1,313,096	—	—
1.20%	27,412	—	—	82,924	5,947
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	204,246	—	—	—	15,182
1.30%	36,408	—	1,042,118	—	—
1.35%	1,002,158	—	1,570,092	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	274,665	167,304	738,885	—	16,454
1.45%	12,074	—	630,684	—	—
1.50%	20,764	—	1,377,723	—	28,918
1.55%	63,452	—	659,038	—	—
1.60%	425,426	—	808,694	—	2,811
1.65%	—	—	668,194	—	—
1.70%	310	—	4,625,086	158	—
1.75%	—	—	1,753,784	736	—
1.80%	—	—	664,033	—	—
1.85%	—	—	360,550	—	26,208
1.90%	—	—	4,096,895	27,930	—
1.95%	—	—	1,495,441	—	—
2.00%	—	—	86,071	—	—
2.05%	—	—	454,426	—	—
2.10%	—	—	777,656	—	—
2.15%	—	—	794,532	—	6,438
2.20%	—	—	3,450	—	—
2.25%	—	—	—	—	—
Total	2,587,478	167,304	23,920,448	111,748	101,958

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	319

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	—	—	—	—	—
1.05%	2,272	—	339	1,685	—
1.10%	—	—	—	—	—
1.15%	408,459	—	2,316	—	1,116
1.20%	83,635	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	10,975	—	30,332
1.30%	430,574	—	1,104	—	—
1.35%	491,557	—	11,408	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2	156,011	11,631	—	—
1.45%	400,346	—	22,363	13,843	—
1.50%	308,313	—	7,702	—	—
1.55%	102,287	—	—	—	—
1.60%	43,406	—	17,897	—	—
1.65%	326,751	—	430	41,315	—
1.70%	1,224,165	—	11,511	24,126	—
1.75%	843,479	—	—	2,378	—
1.80%	70,817	—	—	7,438	—
1.85%	67,582	—	—	—	—
1.90%	786,384	—	4,095	—	—
1.95%	803,029	—	15,023	—	—
2.00%	6,039	—	—	—	—
2.05%	26,573	—	—	—	—
2.10%	167,857	—	—	—	—
2.15%	345,566	—	16,299	15,710	—
2.20%	8,809	—	—	—	—
2.25%	—	—	—	—	—
Total	6,947,902	156,011	133,093	106,495	31,448

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
1.00%	21,824	137,192	53,038	—	—
1.05%	—	210,773	88,360	73,115	4,400
1.10%	173,388	1,364,998	306,303	—	—
1.15%	26,202	281,963	854,576	258,624	130,505
1.20%	—	596,738	417,499	142,257	134,397
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	75,405	551,145	134,231	7,890	86,483
1.30%	—	669,951	493,231	267,004	69,167
1.35%	154,739	1,207,678	1,109,861	386,183	94,447
1.40%	—	—	82,561	—	—
1.40%	—	—	506,809	—	—
1.40%	495,794	2,179,467	—	195,751	490,356
1.45%	—	833,194	650,800	248,451	230,474
1.50%	12,999	923,632	700,465	302,960	132,105
1.55%	—	2,398,564	222,266	130,337	26,275
1.60%	476,490	535,754	558,121	251,937	577,943
1.65%	—	550,442	495,254	235,685	166,576
1.70%	8,740	1,094,250	2,649,756	1,137,950	530,906
1.75%	—	782,159	1,285,621	512,220	289,681
1.80%	—	732,878	307,719	192,771	152,359
1.85%	—	296,714	148,147	85,207	57,417
1.90%	—	763,128	2,596,902	960,590	418,199
1.95%	—	293,115	1,233,335	424,240	214,044
2.00%	—	15,091	24,405	13,645	25,602
2.05%	—	131,382	257,668	80,029	72,194
2.10%	—	138,252	482,246	180,011	136,428
2.15%	—	325,724	547,725	183,762	134,768
2.20%	—	—	11,817	4,121	695
2.25%	—	—	—	—	—
Total	1,445,581	17,014,184	16,218,716	6,274,740	4,175,421

320	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
1.00%	—	—	14,292	165,399	—
1.05%	—	52,597	72,463	135,314	38,809
1.10%	—	—	—	815,615	—
1.15%	6,376	358,354	9,142	92,925	—
1.20%	—	53,205	72,158	427,867	20,448
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	262,339	38,470	13,727	244,205	—
1.30%	—	207,461	18,839	368,561	—
1.35%	—	379,316	47,322	696,213	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	39,852	21,820	1,077,243	—
1.45%	—	308,669	96,913	745,020	—
1.50%	—	348,135	24,303	796,934	34,449
1.55%	—	164,701	24,532	288,756	—
1.60%	—	35,457	10,495	478,866	—
1.65%	—	232,797	40,555	508,080	—
1.70%	—	1,001,031	280,853	1,105,810	145
1.75%	—	933,397	170,144	565,997	—
1.80%	—	116,140	17,937	120,765	—
1.85%	—	57,781	14,252	100,070	7,266
1.90%	—	719,728	200,699	894,871	—
1.95%	—	835,786	87,995	450,288	—
2.00%	—	25,300	—	—	—
2.05%	—	47,346	7,451	45,193	—
2.10%	—	240,002	17,765	152,471	—
2.15%	—	411,282	26,485	310,870	—
2.20%	—	1,381	—	—	—
2.25%	—	—	—	—	—
Total	268,715	6,608,188	1,290,142	10,587,333	101,117

Subaccount	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
1.00%	—	5,150	175,568	62,635	1,421,908
1.05%	—	26,106	93,750	15,271	1,677,128
1.10%	—	24,059	810,761	467,047	—
1.15%	119,869	886	148,214	380,281	37,263
1.20%	—	4,849	364,694	427,941	622,985
1.25%	—	—	—	—	—
1.25%	—	—	63,628	—	—
1.25%	—	—	381,071	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	81,165	771	—	1,103,556	300,209
1.30%	—	1,475	259,667	563,755	18,269
1.35%	—	13,325	1,420,169	963,206	955,367
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	329,161	7,816	1,160,585	491,557
1.45%	—	—	339,781	1,000,738	999,325
1.50%	—	29,155	349,610	1,815,774	349,019
1.55%	—	7,189	204,955	468,496	21,281
1.60%	—	49,990	4,456	829,005	297,563
1.65%	—	—	147,343	704,738	401,067
1.70%	—	106,137	198,672	2,017,385	2,270,886
1.75%	—	23,600	118,627	603,514	2,390,270
1.80%	—	—	6,109	195,682	—
1.85%	—	16,587	92	113,077	—
1.90%	—	58,079	19,663	1,344,419	1,759,025
1.95%	—	706	2,216	317,963	1,095,876
2.00%	—	—	36,089	19,200	49,849
2.05%	—	8,992	—	64,233	—
2.10%	—	15,688	—	217,084	302,558
2.15%	—	1,933	—	188,141	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	201,034	723,838	5,152,951	15,043,726	15,461,405

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	321

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
1.00%	1,834,779	19,475,628	14,868,253	500	—
1.05%	5,565,798	12,230,990	30,093,478	—	4,094
1.10%	—	—	—	23,304	—
1.15%	302,073	961,667	2,930,533	23,539	—
1.20%	6,332,942	17,851,575	27,174,731	6,471	1,308
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,281,717	6,357,827	12,465,343	—	—
1.30%	311,788	162,614	1,727,698	16,765	—
1.35%	1,921,934	2,970,220	9,558,344	41,454	3,111
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3,500,630	4,957,338	13,247,274	537,413	—
1.45%	4,092,899	6,383,255	17,187,269	6,117	32,084
1.50%	661,840	884,303	7,627,890	35,288	2,777
1.55%	291,168	2,730,801	3,398,196	30,781	—
1.60%	1,427,531	1,821,293	1,884,802	66,456	—
1.65%	1,723,341	1,635,127	5,995,376	11,821	—
1.70%	12,655,583	25,631,945	58,365,752	74,829	21,019
1.75%	2,581,433	12,691,867	26,753,248	14,587	87,564
1.80%	896,414	770,797	759,749	37,747	—
1.85%	801,934	737,655	2,080,739	11,136	—
1.90%	8,743,500	14,007,001	42,802,021	147,040	—
1.95%	2,448,528	5,968,351	20,554,591	—	—
2.00%	—	—	417,265	2,129	—
2.05%	148,401	250,264	3,281,671	7,695	—
2.10%	967,040	1,141,885	6,278,882	10,874	—
2.15%	673,320	1,091,255	1,559,757	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	60,164,593	140,713,658	311,012,862	1,105,946	151,957

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
1.00%	—	—	—	—	—
1.05%	—	—	—	66,060	—
1.10%	—	—	32,289	—	—
1.15%	—	4,429	13,751	5,408	2,217
1.20%	—	—	18,213	93,504	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	76,581	14,835	24,179
1.30%	—	—	—	8,221	—
1.35%	3,660	4,675	71,030	37,906	—
1.40%	—	—	21,495	—	—
1.40%	—	—	37,931	—	—
1.40%	227,581	—	—	18,788	—
1.45%	—	—	52,005	83,938	—
1.50%	—	207	26,240	23,873	—
1.55%	109	6,516	—	22,556	—
1.60%	6,160	—	74,240	8,174	—
1.65%	—	—	662	35,092	—
1.70%	—	532	17,248	194,780	—
1.75%	7,979	6,346	—	115,260	—
1.80%	—	—	—	13,068	—
1.85%	—	—	—	13,773	—
1.90%	—	49,638	—	90,159	—
1.95%	742	1,519	—	61,880	—
2.00%	—	—	—	—	—
2.05%	—	—	—	2	—
2.10%	—	—	—	21,473	—
2.15%	—	—	—	13,206	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	246,231	73,862	441,685	941,956	26,396

322	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
1.00%	—	67,941	—	—	—
1.05%	—	77,456	3,451	—	—
1.10%	—	1,071,091	—	—	—
1.15%	66,851	153,430	—	—	126,545
1.20%	—	536,675	—	52,457	49,810
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	220,199	—	—	—
1.25%	—	242,507	—	—	—
1.25%	—	—	—	—	—
1.25%	314,206	—	1,988	—	—
1.30%	—	458,421	—	590	125,986
1.35%	—	1,031,089	—	11,135	145,173
1.40%	—	120,702	—	—	—
1.40%	—	459,318	—	—	—
1.40%	—	—	16,834	—	64,802
1.45%	—	320,494	19,341	—	84,551
1.50%	—	633,457	2,866	21,069	118,184
1.55%	—	199,139	7,833	—	45,818
1.60%	—	285,911	20,501	—	96,519
1.65%	—	495,723	17,138	—	99,225
1.70%	—	937,833	18,797	5,435	400,895
1.75%	—	511,299	25,411	—	201,390
1.80%	—	83,485	—	—	73,420
1.85%	—	161,009	—	—	29,321
1.90%	—	809,552	—	—	362,783
1.95%	—	255,322	—	9,151	158,753
2.00%	—	11,168	—	—	2,353
2.05%	—	133,902	—	—	30,427
2.10%	—	121,628	8,300	—	63,374
2.15%	—	75,908	—	—	67,981
2.20%	—	—	—	—	1,561
2.25%	—	—	—	—	—
Total	381,057	9,474,659	142,460	99,837	2,348,871

Subaccount	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
1.00%	—	—	—	—	16,989
1.05%	—	—	2,513	8,984	49,460
1.10%	—	—	—	—	—
1.15%	—	5,038	—	—	16,581
1.20%	47,100	—	5,977	—	85,586
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	135,919	—	—	—	13,620
1.30%	—	31,522	—	1,652	11,974
1.35%	—	14,460	—	—	45,128
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	52,160	2,148	—	—	41,042
1.45%	105,566	12,035	50,715	—	185,171
1.50%	11,117	—	—	8,898	35,884
1.55%	—	—	—	—	14,075
1.60%	—	9,420	46,916	—	53,799
1.65%	17,653	—	—	—	81,901
1.70%	39,107	—	7,516	6,790	248,231
1.75%	—	2,787	7,074	7,208	212,798
1.80%	—	10,152	—	6,179	118,094
1.85%	—	—	—	—	5,333
1.90%	—	4,678	3,835	—	125,076
1.95%	—	—	—	4,371	112,224
2.00%	—	—	—	—	—
2.05%	—	5,383	—	—	2
2.10%	—	—	—	—	18,530
2.15%	—	—	56,280	—	102,191
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	408,622	97,623	180,826	44,082	1,593,689

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	323

Subaccount	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
1.00%	—	—	31,456	234,828	—
1.05%	—	—	—	96,529	—
1.10%	—	—	493,512	1,373,503	—
1.15%	2,439	—	—	1,172,637	—
1.20%	—	—	—	749,835	9,050
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	122,252	—	79,495	371,448	90,902
1.30%	—	—	—	1,326,575	—
1.35%	—	—	817,180	2,798,676	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	27,146	—	881,752	8,077
1.45%	—	—	—	995,469	66,233
1.50%	—	8,390	—	1,003,779	24,454
1.55%	—	—	—	626,345	—
1.60%	—	—	—	628,732	—
1.65%	—	—	—	938,606	—
1.70%	—	10,383	—	3,401,305	10,932
1.75%	—	—	—	1,642,796	—
1.80%	—	—	—	498,324	—
1.85%	—	—	—	302,159	—
1.90%	—	—	—	3,260,075	—
1.95%	—	—	—	1,331,339	—
2.00%	—	—	—	33,595	—
2.05%	—	—	—	332,527	—
2.10%	—	—	—	586,766	—
2.15%	—	—	—	627,351	—
2.20%	—	—	—	12,389	—
2.25%	—	—	—	—	—
Total	124,691	45,919	1,421,643	25,227,340	209,648

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
1.00%	—	—	—	21,754	37,034
1.05%	—	—	—	—	—
1.10%	—	—	—	210,703	129,102
1.15%	49,225	—	61,160	—	—
1.20%	—	—	—	18,061	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	60,107	—	2,752	22,476	70,303
1.30%	—	—	—	68,282	—
1.35%	—	—	—	147,255	472,625
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	147,841	9,151	—	37,373	—
1.45%	—	—	—	110,992	—
1.50%	41,040	19,129	—	59,806	—
1.55%	—	—	—	22,970	—
1.60%	543,734	—	—	284	—
1.65%	—	—	—	5,066	—
1.70%	—	8,890	—	43,371	—
1.75%	—	—	—	44,332	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	1,580	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	11,275	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	841,947	37,170	63,912	825,580	709,064

324	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
1.00%	—	—	11,570	133,205	—
1.05%	—	73,899	—	52,303	—
1.10%	—	—	378,088	759,322	—
1.15%	—	672,888	50,061	172,224	—
1.20%	6,220	70,578	—	316,176	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	44,426	22,875	194,571	384,445	—
1.30%	—	400,616	—	271,196	—
1.35%	—	735,654	595,258	727,115	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	39,877	84,728	218,590	237,862	41,267
1.45%	32,270	675,969	—	369,633	—
1.50%	27,083	584,796	18,361	302,603	34,746
1.55%	—	232,982	—	154,069	—
1.60%	—	103,260	314,285	100,767	183,397
1.65%	25,089	453,661	—	200,556	—
1.70%	2,116	2,094,354	—	546,793	—
1.75%	—	1,583,457	—	304,243	—
1.80%	—	250,257	—	52,690	—
1.85%	—	113,589	—	88,864	—
1.90%	—	1,416,593	—	564,016	—
1.95%	—	1,546,683	—	219,485	—
2.00%	—	18,926	—	13,978	—
2.05%	—	101,881	—	48,662	—
2.10%	—	398,571	—	75,630	—
2.15%	—	846,896	—	94,458	—
2.20%	—	3,261	—	2,530	—
2.25%	—	—	—	—	—
Total	177,081	12,486,374	1,780,784	6,192,825	259,410

Subaccount	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
1.00%	10,045	30,515	14,459	349,447	—
1.05%	2,388	—	147,241	4,608	2,532
1.10%	36,796	98,005	—	1,955,356	—
1.15%	194,040	1,196	83,520	97,354	—
1.20%	27,733	36,688	250,385	632,338	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	210,791	—
1.25%	—	—	—	875,214	—
1.25%	13,586	244,782	394,349	—	409
1.30%	192,351	73,140	328,103	810,029	18,497
1.35%	318,618	39,961	109,535	2,743,575	17,618
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	154,015	122,535	264,682	1,259,493	—
1.45%	93,657	86,917	517,213	918,446	—
1.50%	230,787	96,364	671,782	959,496	10,137
1.55%	133,596	13,388	2,888	662,191	—
1.60%	230,213	117,657	104,783	651,342	—
1.65%	125,950	14,330	220,467	576,661	6,186
1.70%	632,711	72,130	360,434	463,524	24,715
1.75%	256,879	9,869	225,121	238,797	84,276
1.80%	229,167	5,966	63,344	9,232	—
1.85%	49,684	20,239	5,772	25,613	—
1.90%	800,288	49,860	413,602	159,910	92,433
1.95%	111,171	—	352,207	59,936	2,253
2.00%	10,680	8,439	2,932	—	—
2.05%	65,521	1,968	53,663	—	—
2.10%	135,920	5,387	127,878	93,283	3,700
2.15%	72,862	—	18,741	9,489	5,928
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	4,128,658	1,149,336	4,733,101	13,766,125	268,684

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	325

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
1.00%	40,197	39,242	—	46,621	16,569
1.05%	—	2,611	—	—	92,769
1.10%	310,176	769,328	41,813	913,851	—
1.15%	—	61,783	—	21,974	344,063
1.20%	62,070	329,888	—	133,817	199,550
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	178,237	—
1.25%	—	—	—	—	—
1.25%	—	—	—	82,392	—
1.25%	179,390	756,396	22,100	—	40,719
1.30%	82,789	38,588	—	240,550	267,295
1.35%	220,323	1,049,310	92,856	1,021,352	475,647
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	58,239	242,592	—	209,486	279,380
1.45%	91,050	552,892	—	240,864	348,137
1.50%	98,427	344,880	—	76,346	392,316
1.55%	167,518	34,715	—	104,974	202,935
1.60%	2,208	17,728	—	167,881	312,053
1.65%	76,002	112,252	—	79,826	269,837
1.70%	54,587	77,758	—	102,413	1,568,124
1.75%	5,827	23,260	—	25,154	728,332
1.80%	1,806	7,374	—	—	178,761
1.85%	—	—	—	20,381	101,137
1.90%	—	13,999	—	—	1,375,969
1.95%	—	723	—	—	494,691
2.00%	—	—	—	—	21,241
2.05%	—	—	—	—	137,885
2.10%	—	—	—	—	307,836
2.15%	—	—	—	—	251,304
2.20%	—	—	—	—	672
2.25%	—	—	—	—	—
Total	1,450,609	4,475,319	156,769	3,666,119	8,407,222

Subaccount	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
1.00%	—	—	—	—	—
1.05%	65,812	56,792	—	—	5,486
1.10%	—	—	—	—	—
1.15%	17,768	361,480	—	—	—
1.20%	78,752	116,361	—	—	258,736
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,470	147,268	—	—	224,572
1.30%	180,600	351,185	—	—	—
1.35%	20,748	437,595	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	37,809	251,485	54,258	6,816	111,169
1.45%	53,129	257,980	—	—	141,398
1.50%	32,647	265,587	32,677	—	430,792
1.55%	2,667	139,872	—	—	—
1.60%	93,866	168,540	61,838	59,518	300,239
1.65%	60,143	143,408	—	—	10,674
1.70%	58,981	741,272	—	—	118,001
1.75%	155,971	517,498	—	—	—
1.80%	4,366	142,761	—	—	—
1.85%	—	103,454	—	—	—
1.90%	20,316	1,066,856	—	—	—
1.95%	44,723	414,629	—	—	—
2.00%	—	11,722	—	—	—
2.05%	—	79,186	—	—	—
2.10%	91,055	174,063	—	—	—
2.15%	9,290	172,444	—	—	—
2.20%	—	3,645	—	—	—
2.25%	—	—	—	—	—
Total	1,034,113	6,125,083	148,773	66,334	1,601,067

326	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
1.00%	5,083	7,990	4,541	22,178	137
1.05%	—	17,252	35,986	—	—
1.10%	164,829	23,304	160,425	173,758	8,616
1.15%	32,845	294	1,538,782	68,057	—
1.20%	145,609	—	249,721	318,836	1,776
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	364,605	10,477	35,056	768,159	2,820
1.30%	—	7,045	1,015,740	—	31,279
1.35%	412,106	47,055	1,722,420	531,173	1,589
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	308,518	49,247	554,884	1,472,156	—
1.45%	280,953	11,534	875,395	636,419	—
1.50%	480,796	31,350	1,187,485	447,247	345,872
1.55%	—	5,109	525,333	—	—
1.60%	240,040	40,892	608,546	375,483	—
1.65%	15,074	53,656	742,147	64,114	3,013
1.70%	49,111	166,531	3,826,506	95,294	—
1.75%	—	—	1,832,243	—	—
1.80%	—	—	471,261	5,747	—
1.85%	—	—	240,072	—	—
1.90%	—	43,083	4,261,752	—	—
1.95%	—	—	1,691,265	—	—
2.00%	—	—	40,546	—	—
2.05%	—	1,740	345,268	—	—
2.10%	—	11,683	733,391	—	—
2.15%	—	—	771,657	—	—
2.20%	—	—	15,001	—	—
2.25%	—	—	—	—	—
Total	2,499,569	528,242	23,485,423	4,978,621	395,102

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
1.00%	4,652	4,616	—	—	—
1.05%	3,207	—	—	73,779	—
1.10%	—	132,856	—	—	—
1.15%	—	—	—	9,077	44,591
1.20%	9,093	66,324	—	110,106	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,615	10,346	—	17,778	—
1.30%	—	38,579	—	14,508	70,078
1.35%	—	46,217	—	41,492	72,920
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	34,001	386,543	34,327	—
1.45%	35,905	34,647	—	168,444	44,517
1.50%	15,551	1,712	—	46,546	45,142
1.55%	—	27,175	—	29,135	22,813
1.60%	—	411	—	31,920	—
1.65%	85,464	6,298	—	44,875	53,487
1.70%	6,993	20,128	—	344,784	131,045
1.75%	10,906	2,142	—	195,833	106,814
1.80%	—	—	—	23,842	2,491
1.85%	—	8,004	—	26,806	4,643
1.90%	—	—	—	160,188	118,383
1.95%	—	—	—	90,186	55,933
2.00%	—	—	—	—	512
2.05%	—	—	—	1	4,017
2.10%	—	—	—	22,194	28,433
2.15%	36,631	—	—	36,345	25,408
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	220,017	433,456	386,543	1,522,166	831,227

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	327

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
1.00%	—	14,434	145,121	—	—
1.05%	—	—	—	—	—
1.10%	—	120,965	907,579	—	—
1.15%	—	—	194,836	—	37,327
1.20%	—	11,616	222,483	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,410	185,554	—	87,161
1.30%	—	13,460	361,651	—	—
1.35%	—	37,035	1,296,119	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	105,197	21,029	44,704	614,012	236,459
1.45%	—	11,754	468,231	—	—
1.50%	8,997	5,980	214,166	—	12,803
1.55%	—	18,289	206,379	—	—
1.60%	33,646	9,988	10,422	—	305,798
1.65%	—	33,007	278,375	—	—
1.70%	—	42,572	550,513	—	—
1.75%	—	13,305	414,597	—	—
1.80%	—	—	17,089	—	—
1.85%	—	—	27,216	—	—
1.90%	—	10,840	563,528	—	—
1.95%	—	419	268,748	—	—
2.00%	—	—	2,837	—	—
2.05%	—	—	18,567	—	—
2.10%	—	—	129,028	—	—
2.15%	—	—	129,718	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	147,840	374,103	6,657,461	614,012	679,548

Subaccount	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
1.00%	—	—	—	—	—
1.05%	—	—	106,341	—	—
1.10%	—	—	—	—	—
1.15%	—	2,188	28,130	—	—
1.20%	—	—	77,890	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	28,960	123,313	—	—
1.30%	—	—	15,212	—	—
1.35%	—	—	50,556	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	433,880	51,470	316,055	161,232	60,814
1.45%	—	—	151,093	—	—
1.50%	—	14,308	139,227	38,250	67,304
1.55%	—	—	21,767	—	—
1.60%	—	53,184	397,294	868,974	32,629
1.65%	—	—	81,436	—	—
1.70%	—	—	274,585	—	—
1.75%	—	—	192,357	—	—
1.80%	—	—	19,216	—	—
1.85%	—	—	23,960	—	—
1.90%	—	—	142,824	—	—
1.95%	—	—	94,088	—	—
2.00%	—	—	—	—	—
2.05%	—	—	4	—	—
2.10%	—	—	15,491	—	—
2.15%	—	—	28,634	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	433,880	150,110	2,299,473	1,068,456	160,747

328	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	20,323
1.20%	—	—	—	129,126	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	121,184	179,875
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	23,295	2,544	170,868	65,131	110,125
1.45%	—	—	—	162,773	—
1.50%	14,559	—	7,958	268,518	—
1.55%	—	—	—	—	—
1.60%	37,820	83,059	64,907	—	9,481
1.65%	—	—	—	—	—
1.70%	—	—	—	105,444	3,376
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	75,674	85,603	243,733	852,176	323,180

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
1.00%	12,068	—	28,399	—	—
1.05%	—	—	—	—	—
1.10%	584,952	—	271,120	—	—
1.15%	—	7,399	5,494	—	26,141
1.20%	52,864	—	32,997	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	146,340	—	122,768	—	15,473
1.30%	46,697	—	16,818	—	—
1.35%	621,891	—	254,676	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	79,780	235,509	6,905	210,072	—
1.45%	21,251	—	4,262	—	—
1.50%	2,463	12,868	27,270	258	—
1.55%	48,054	—	6,993	—	—
1.60%	—	161,819	—	517,658	—
1.65%	2,630	—	23,621	—	—
1.70%	21,358	—	85,383	—	—
1.75%	—	—	31,704	—	—
1.80%	—	—	—	—	—
1.85%	—	—	1,520	—	—
1.90%	—	—	—	—	—
1.95%	—	—	6,787	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	1,487	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	1,640,348	417,595	928,204	727,988	41,614

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	329

Subaccount	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
1.00%	287,020	—	11,979	12,913	—
1.05%	7,799	—	10,081	13,788	28,250
1.10%	1,756,677	—	94,233	—	—
1.15%	57,029	15,152	11,780	1,953	—
1.20%	499,537	254,668	11,584	32,273	15,777
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	539,956	186,499	61,727	6,795	—
1.30%	645,122	—	55,924	4,641	—
1.35%	3,106,649	—	32,550	10,868	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	364,804	437,892	33,475	3,936	—
1.45%	549,267	325,414	25,037	32,479	—
1.50%	300,564	206,254	25,987	3,863	3,346
1.55%	568,487	—	15,969	7,976	—
1.60%	51,732	233,301	24,492	817	16,372
1.65%	495,726	52,445	5,569	32,447	—
1.70%	417,782	97,569	4,243	76,915	17,004
1.75%	159,592	—	34,322	50,554	—
1.80%	5,261	—	5,478	4,389	—
1.85%	20,944	—	5,273	8,340	—
1.90%	72,001	—	19,798	33,989	—
1.95%	10,007	—	10,867	17,388	11,561
2.00%	9,214	—	—	—	—
2.05%	—	—	—	1	—
2.10%	13,393	—	19,953	9,570	—
2.15%	14,676	—	22,740	1,996	17,665
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	9,953,239	1,809,194	543,061	367,891	109,975

Subaccount	MS UIF U.S. Real Est, Cl I	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA
1.00%	1,955	—	—	33,686	—
1.05%	—	58,500	—	32,073	—
1.10%	20,468	—	—	343,674	—
1.15%	—	17,422	—	461,230	—
1.20%	15,059	—	—	63,991	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,866	—	—	81,757	—
1.30%	18,530	20,304	—	422,855	—
1.35%	61,716	31,778	—	1,109,350	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	6,938	—	366,457	34,112	13,445
1.45%	7,144	10,935	—	454,083	—
1.50%	462	39,883	—	469,360	—
1.55%	1,886	23,983	—	286,285	—
1.60%	2,348	—	—	74,195	—
1.65%	2,530	3,299	—	258,949	—
1.70%	27,622	76,960	—	1,367,414	—
1.75%	—	49,172	—	728,445	—
1.80%	—	10,822	—	91,330	—
1.85%	—	8,157	—	61,096	—
1.90%	—	106,866	—	1,419,086	—
1.95%	—	53,522	—	650,129	—
2.00%	—	2,462	—	8,091	—
2.05%	—	3,432	—	74,980	—
2.10%	—	16,859	—	253,595	—
2.15%	—	28,865	—	332,399	—
2.20%	—	—	—	5,869	—
2.25%	—	—	—	—	—
Total	174,524	563,221	366,457	9,118,034	13,445

330	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv
1.00%	26,218	—	212,794	—	46,098
1.05%	18,250	—	93,531	—	2,577
1.10%	157,090	—	729,192	—	222,652
1.15%	5,395	—	715,780	—	16,474
1.20%	211,114	—	397,167	—	95,949
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	131,184	—	455,519	—	36,791
1.30%	48,729	—	914,448	—	99,240
1.35%	193,199	—	1,491,444	—	131,730
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	76,683	68,359	817,821	23,939	38,332
1.45%	163,129	—	847,324	—	152,476
1.50%	129,202	—	653,134	—	12,225
1.55%	53,369	—	631,211	—	44,983
1.60%	9,477	—	689,271	—	31,804
1.65%	24,335	—	845,909	—	25,642
1.70%	77,554	—	1,988,925	—	47,364
1.75%	32,050	—	1,631,106	—	81,871
1.80%	13,534	—	404,963	—	—
1.85%	79	—	204,445	—	23,045
1.90%	80,892	—	1,723,505	—	20,100
1.95%	667	—	1,140,019	—	4,659
2.00%	2,936	—	48,063	—	155
2.05%	19,038	—	227,003	—	—
2.10%	1,431	—	443,571	—	—
2.15%	—	—	579,806	—	4,460
2.20%	—	—	1,822	—	—
2.25%	—	—	—	—	—
Total	1,475,555	68,359	17,887,773	23,939	1,138,627

Subaccount	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB
1.00%	—	—	—	—	81
1.05%	79,820	—	—	—	—
1.10%	—	—	—	—	62,782
1.15%	11,812	—	—	—	—
1.20%	71,377	—	—	—	13,426
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,200	—	—	—	62,624
1.30%	18,046	—	—	—	29,686
1.35%	60,009	—	—	—	11,214
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	29,960	350,743	220,042	227,534	67,040
1.45%	115,940	—	—	—	59,372
1.50%	47,763	—	—	—	53,751
1.55%	19,245	—	—	—	12,662
1.60%	30,355	—	—	—	19,485
1.65%	123,107	—	—	—	8,353
1.70%	322,466	—	—	—	—
1.75%	223,995	—	—	—	14,326
1.80%	29,420	—	—	—	—
1.85%	32,676	—	—	—	13,177
1.90%	259,160	—	—	—	14,118
1.95%	173,808	—	—	—	—
2.00%	—	—	—	—	1,617
2.05%	5	—	—	—	1,960
2.10%	20,853	—	—	—	—
2.15%	62,027	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	1,747,044	350,743	220,042	227,534	445,674

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	331

Subaccount	Put VT Gro & Inc, Cl IA	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB
1.00%	—	57,748	—	—	—
1.05%	—	—	—	—	—
1.10%	—	397,504	—	—	—
1.15%	—	43,655	—	—	16,670
1.20%	—	10,783	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	136,598	—	—	1,404
1.30%	—	10,745	—	—	—
1.35%	—	373,940	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	862,611	427,330	163,512	97,195	—
1.45%	—	13,157	—	—	—
1.50%	—	19,619	—	—	18,386
1.55%	—	56,135	—	—	—
1.60%	—	—	—	—	—
1.65%	—	21,420	—	—	—
1.70%	—	—	—	—	2,590
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	1,327	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	862,611	1,569,961	163,512	97,195	39,050

Subaccount	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
1.00%	62,387	—	—	—	10,429
1.05%	—	—	—	—	—
1.10%	384,141	63,705	—	—	114,909
1.15%	45,586	—	—	—	41,051
1.20%	680,621	—	—	—	201,061
1.25%	—	—	—	—	369,252
1.25%	—	—	—	—	53,686
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	860,389	45,511	—	—	—
1.30%	56,619	—	—	—	—
1.35%	328,191	208,234	—	—	111,961
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	527,462	37,365	—	595,522	116,664
1.45%	1,021,634	—	—	—	324,534
1.50%	368,861	—	—	—	440,093
1.55%	119,629	—	—	—	—
1.60%	14,950	—	—	—	—
1.65%	228,732	—	—	—	15,550
1.70%	223,465	—	—	—	22,478
1.75%	18,805	—	—	—	—
1.80%	5,721	—	—	—	—
1.85%	6,163	—	—	—	1,855
1.90%	8,003	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	2,294	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	4,963,653	354,815	—	595,522	1,823,523

332	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl
1.00%	2,298	—	—	—	—
1.05%	—	267	—	—	—
1.10%	34,550	—	—	—	—
1.15%	—	1,165	—	—	—
1.20%	—	45,336	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	4,611	15,258	—	—	—
1.35%	9,142	12,062	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,277	10,427	121,907	341,552	55,370
1.45%	—	2,314	—	—	—
1.50%	5,388	5,305	—	—	17,364
1.55%	—	6,925	—	—	—
1.60%	—	—	—	—	154,588
1.65%	—	15,815	—	—	—
1.70%	—	169,716	—	—	—
1.75%	—	6,597	—	—	—
1.80%	—	6,711	—	—	—
1.85%	—	2,596	—	—	—
1.90%	—	28,087	—	—	—
1.95%	—	22,618	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	58,266	351,199	121,907	341,552	227,322

Subaccount	Royce Sm-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3
1.00%	—	—	9,823,777	11,039,739	44,770
1.05%	—	—	57,704	11,423,854	117,218
1.10%	—	—	—	—	—
1.15%	—	—	—	436,418	22,189
1.20%	—	—	4,114,682	15,190,472	115,363
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	763,868	2,730,292	60,537
1.30%	—	—	—	1,382,008	37,314
1.35%	—	—	18,844	1,650,783	143,132
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	78,780	62,894	—	3,560,379	77,832
1.45%	—	—	1,225,879	10,201,556	202,089
1.50%	11,567	12,008	169,338	1,580,739	62,794
1.55%	—	—	588,642	3,275,674	47,893
1.60%	63,408	115,955	—	1,473,723	48,952
1.65%	—	—	45,416	2,731,930	183,446
1.70%	—	—	1,603,651	16,857,882	640,617
1.75%	—	—	525,791	14,599,024	301,631
1.80%	—	—	321,895	601,282	48,596
1.85%	—	—	97,172	822,235	36,161
1.90%	—	—	276,086	13,649,964	511,745
1.95%	—	—	920,477	5,415,289	252,959
2.00%	—	—	188,661	19,571	—
2.05%	—	—	—	234,155	31,172
2.10%	—	—	—	1,823,786	88,632
2.15%	—	—	—	2,191,572	92,587
2.20%	—	—	—	214,907	—
2.25%	—	—	—	—	—
Total	153,755	190,857	20,741,883	123,107,234	3,167,629

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	333

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
1.00%	2,489,485	2,085,957	—	56,750,374	45,547,082
1.05%	792,163	15,362,613	126,635	7,502,423	130,818,602
1.10%	—	—	—	—	—
1.15%	216,112	62,480	9,127	31,856	1,943,756
1.20%	5,536,290	10,341,634	124,251	77,098,657	117,167,909
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,276	4,089,501	14,676	6,443,854	44,805,076
1.30%	368,805	23,007	16,279	253,383	1,921,719
1.35%	229,140	3,310,370	50,485	1,227,932	31,745,242
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	683,064	2,957,424	54,891	1,416,781	26,348,511
1.45%	2,377,394	9,823,949	216,815	36,029,682	81,398,948
1.50%	1,574,849	2,547,228	47,969	1,991,773	16,221,028
1.55%	1,694,669	1,691,102	31,736	19,020,203	18,468,098
1.60%	597,901	1,495,121	97,999	1,005,277	6,326,113
1.65%	254,716	2,131,168	49,188	4,130,079	16,923,556
1.70%	4,060,198	21,685,462	315,840	29,932,482	206,711,512
1.75%	509,777	11,521,514	200,880	4,632,282	92,749,734
1.80%	468,817	1,150,202	21,432	2,730,984	5,423,203
1.85%	—	4,228,932	24,129	151,808	5,806,465
1.90%	1,635,910	8,845,123	157,599	3,357,060	85,353,520
1.95%	605,177	6,878,810	101,652	4,618,267	60,280,555
2.00%	445,138	161,309	—	2,369,640	2,052,069
2.05%	—	659,669	3	330,386	6,543,798
2.10%	502,548	2,577,986	19,144	2,125,954	17,906,747
2.15%	293,594	3,523,540	31,922	2,042,054	10,759,017
2.20%	—	—	—	—	160,439
2.25%	—	—	—	—	—
Total	25,370,023	117,154,101	1,712,652	265,193,191	1,033,382,699

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
1.00%	23,517,000	31,840,005	7,002,615	8,601,621	22,345
1.05%	677,458	37,534,625	1,780,348	16,408,398	—
1.10%	—	—	—	—	77,216
1.15%	41,061	784,456	—	37,488	443,784
1.20%	30,427,146	45,638,232	12,458,685	15,773,568	29,732
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,839,474	14,800,571	1,369,018	5,267,814	37,618
1.30%	230,362	1,276,518	92,833	87,984	327,253
1.35%	238,626	6,640,438	1,062,366	5,542,415	598,434
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	109,052	11,051,818	187,743	4,547,024	312,400
1.45%	14,451,779	27,633,644	4,810,444	14,307,024	333,794
1.50%	346,196	4,045,088	905,701	5,272,340	426,332
1.55%	10,611,036	6,821,214	2,367,097	2,471,967	165,622
1.60%	279,509	4,020,181	211,806	2,765,043	337,132
1.65%	352,312	9,766,240	2,672,036	2,965,873	347,447
1.70%	16,784,930	55,856,429	4,907,489	27,630,216	1,522,936
1.75%	1,341,458	38,981,162	1,149,174	11,686,841	773,158
1.80%	2,100,419	3,606,002	923,412	1,186,527	246,868
1.85%	485,884	1,968,485	—	1,638,417	91,891
1.90%	2,288,998	41,094,691	832,537	13,127,045	1,489,221
1.95%	3,148,253	21,929,602	780,226	5,208,726	616,628
2.00%	137,870	798,496	192,805	—	15,880
2.05%	—	1,621,650	—	881,073	130,407
2.10%	24,391	8,721,112	1,226,863	3,673,915	273,724
2.15%	531,653	3,038,384	86,433	2,459,326	278,754
2.20%	—	—	—	60,972	5,893
2.25%	—	—	—	—	—
Total	111,964,867	379,469,043	45,019,631	151,601,617	8,904,469

334	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
1.00%	—	—	—	—	—
1.05%	85,948	750	44,014	15,092	—
1.10%	—	—	—	—	—
1.15%	10,663	494	249,855	268,381	—
1.20%	92,242	1,199	71,783	35,206	452,796
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,948	—	8,148	3,013	728,298
1.30%	20,854	—	240,569	219,789	—
1.35%	45,313	—	287,577	302,383	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	31,126	—	124,533	182,121	556,222
1.45%	236,087	—	238,400	177,495	934,303
1.50%	20,065	—	293,651	175,414	785,976
1.55%	14,952	5,891	72,251	103,671	—
1.60%	46,699	—	207,741	545,385	44,635
1.65%	62,358	—	178,502	193,916	165,826
1.70%	376,980	—	740,786	882,221	182,714
1.75%	252,128	—	619,090	423,836	—
1.80%	27,113	—	44,470	166,168	—
1.85%	24,515	—	47,209	66,443	—
1.90%	189,556	21,131	487,497	737,998	—
1.95%	106,976	—	470,752	347,312	—
2.00%	—	—	4,024	9,157	—
2.05%	3	—	16,790	68,413	—
2.10%	24,926	—	105,851	144,861	6,545
2.15%	33,718	—	204,100	161,608	—
2.20%	—	—	4,122	3,182	—
2.25%	—	—	—	—	—
Total	1,722,170	29,465	4,761,715	5,233,065	3,857,315

Subaccount	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2
1.00%	4,780	63,228	—	11,059	173,870
1.05%	—	—	—	—	—
1.10%	33,945	394,378	—	90,564	371,297
1.15%	—	175,256	20,447	—	284,831
1.20%	—	268,480	289,766	—	762,322
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	23,554	168,732	537,962	104,789	523,932
1.30%	—	181,258	11,682	—	199,891
1.35%	58,269	589,024	7,535	379,220	456,307
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	115,498	310,311	—	550,855
1.45%	—	319,816	558,672	—	1,131,796
1.50%	—	236,798	479,035	—	657,849
1.55%	—	102,539	16,287	—	217,147
1.60%	—	20,436	321,828	—	399,245
1.65%	—	107,511	149,631	—	221,950
1.70%	—	528,176	236,424	—	838,760
1.75%	—	29,934	50,009	—	101,320
1.80%	—	6,691	162,111	—	225,963
1.85%	—	33,255	90,792	—	77,282
1.90%	—	690,904	133,270	—	1,100,332
1.95%	—	—	—	—	—
2.00%	—	—	5,278	—	13,658
2.05%	—	60,424	25,776	—	160,651
2.10%	—	80,682	11,784	—	190,492
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	120,548	4,173,020	3,418,600	585,632	8,659,750

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	335

Subaccount	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2
1.00%	7,745	240,457	29,479	18,232	114,993
1.05%	—	—	—	—	—
1.10%	31,346	801,247	168,921	220,550	404,231
1.15%	—	10,893	53,153	—	14,213
1.20%	—	366,035	570,686	—	167,766
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	33,763	289,842	494,005	84,938	62,561
1.30%	—	197,914	93,831	—	137,942
1.35%	214,663	574,110	175,107	530,325	453,590
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	199,618	310,713	—	292,471
1.45%	—	295,357	749,986	—	312,150
1.50%	—	384,614	361,790	—	82,697
1.55%	—	225,844	82,198	—	85,511
1.60%	—	66,301	2,580	—	7,556
1.65%	—	127,385	183,189	—	76,511
1.70%	—	163,162	859,088	—	76,684
1.75%	—	31,235	10,425	—	24,014
1.80%	—	—	848	—	—
1.85%	—	30,690	14,279	—	14,071
1.90%	—	71,032	248,726	—	103,285
1.95%	—	—	—	—	—
2.00%	—	—	406	—	—
2.05%	—	3,651	14,344	—	17,923
2.10%	—	8,043	28,187	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	287,517	4,087,430	4,451,941	854,045	2,448,169

Subaccount					WF VT Total Return Bond, Cl 2
1.00%					183,663
1.05%					—
1.10%					659,000
1.15%					347,932
1.20%					395,968
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					286,850
1.30%					433,238
1.35%					1,188,863
1.40%					—
1.40%					—
1.40%					810,356
1.45%					425,307
1.50%					614,127
1.55%					479,082
1.60%					542,500
1.65%					244,952
1.70%					1,862,324
1.75%					132,948
1.80%					211,825
1.85%					209,105
1.90%					2,303,105
1.95%					—
2.00%					59,418
2.05%					287,857
2.10%					387,374
2.15%					—
2.20%					—
2.25%					—
Total					12,065,794

336	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	$95	$23,319	$170,505	$—	$71
1.05%	118	1,509	77,159	—	63,373
1.10%	121,538	147,812	1,578,795	—	—
1.15%	95	86	6,957	—	1,131,376
1.20%	66,795	1,736	121,125	—	80,507
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,178	64,478	539,691	—	17,132
1.30%	75,392	65,513	170,091	—	828,263
1.35%	56,054	208,793	2,853,171	—	1,255,317
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	9,093	129,630	84,999	337,057	720,368
1.45%	23,408	51,294	80,929	—	615,285
1.50%	85	2,098	95,974	156,792	967,433
1.55%	8,237	139,661	230,207	—	444,814
1.60%	17,761	166,691	150,655	167,666	817,948
1.65%	74	28,758	201,472	—	705,539
1.70%	96	50,927	25,510	—	3,308,809
1.75%	56	14,102	58,753	—	1,449,481
1.80%	101	5,078	3,412	—	620,148
1.85%	110	108	22,557	—	266,332
1.90%	110	96	191,857	—	2,961,264
1.95%	1,273	84	116	—	1,152,078
2.00%	109	11,758	123	—	34,262
2.05%	109	79	1,529	—	282,815
2.10%	9,619	79	586	—	522,181
2.15%	107	29,995	13,767	—	521,557
2.20%	107	78	120	—	9,151
2.25%	—	90	137	—	73
Total	$400,720	$1,143,852	$6,680,197	$661,515	$18,775,577

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	$70,119	$—	$—	$—	$149
1.05%	—	—	1,994	91	72
1.10%	546,122	—	—	—	—
1.15%	—	—	1,740,145	83	121
1.20%	60,145	—	2,143	97,463	9,710
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	235,737	—	2,510	88	24,682
1.30%	96,085	—	1,356,995	81	119
1.35%	1,138,906	—	2,032,776	80	74
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	374,232	345,850	951,065	87	26,399
1.45%	25,699	—	806,840	77	93
1.50%	23,053	—	1,752,672	80	45,996
1.55%	162,100	—	833,523	80	117
1.60%	502,256	—	1,017,024	85	4,432
1.65%	232	—	835,239	80	144
1.70%	698	—	5,748,463	356	186
1.75%	200	—	2,167,098	1,235	85
1.80%	186	—	815,769	77	114
1.85%	211	—	440,494	77	40,445
1.90%	—	—	4,974,304	43,208	136
1.95%	—	—	1,805,039	75	113
2.00%	—	—	103,312	75	113
2.05%	—	—	542,222	98	113
2.10%	—	—	922,517	74	97
2.15%	—	—	936,982	73	9,676
2.20%	—	—	4,046	73	111
2.25%	—	—	—	—	137
Total	$3,235,981	$345,850	$29,793,172	$143,796	$163,434

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	337

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	$152	$—	$133	$165	$—
1.05%	4,008	—	533	3,010	—
1.10%	—	—	—	—	—
1.15%	759,985	—	4,281	131	2,484
1.20%	145,399	—	117	106	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	128	—	16,917	130	66,549
1.30%	786,868	—	2,006	130	—
1.35%	893,250	—	20,599	129	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	130	458,526	20,873	99	—
1.45%	719,515	—	39,910	23,865	—
1.50%	550,581	—	13,667	96	—
1.55%	181,482	—	108	127	—
1.60%	72,705	—	31,395	94	—
1.65%	573,193	—	750	70,008	—
1.70%	2,136,454	—	19,958	40,701	—
1.75%	1,463,247	—	122	4,132	—
1.80%	121,999	—	73	12,440	—
1.85%	116,012	—	134	126	—
1.90%	1,340,290	—	6,935	108	—
1.95%	1,360,774	—	25,294	122	—
2.00%	10,176	—	133	122	—
2.05%	44,499	—	132	122	—
2.10%	279,442	—	132	121	—
2.15%	572,272	—	26,812	25,488	—
2.20%	14,496	—	131	120	—
2.25%	140	—	123	153	—
Total	$12,147,197	$458,526	$231,268	$181,845	$69,033

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
1.00%	$35,606	$148,589	$116,186	$84	$112
1.05%	—	210,874	120,000	83,362	7,534
1.10%	279,274	1,395,145	661,973	—	—
1.15%	44,323	305,160	1,894,162	649,665	284,543
1.20%	—	598,721	993,678	160,040	281,645
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	125,483	588,785	326,374	19,515	185,285
1.30%	—	659,545	1,382,096	538,768	133,316
1.35%	239,264	1,239,610	2,318,474	774,560	180,839
1.40%	—	—	176,205	—	—
1.40%	—	—	1,168,786	—	—
1.40%	1,555,137	2,674,773	—	390,106	997,415
1.45%	—	811,289	1,489,021	492,531	455,318
1.50%	18,822	940,357	1,589,812	597,059	256,586
1.55%	—	2,287,808	603,131	255,321	49,110
1.60%	711,544	530,034	1,241,002	490,804	1,118,323
1.65%	—	517,965	1,097,520	456,309	318,655
1.70%	14,315	1,006,047	5,826,034	2,190,611	1,007,218
1.75%	—	734,520	2,567,491	980,498	529,405
1.80%	106	667,105	612,465	366,790	303,180
1.85%	—	272,041	384,716	161,204	103,845
1.90%	—	708,251	4,640,029	1,806,918	751,044
1.95%	—	270,179	2,190,781	793,233	382,210
2.00%	—	13,843	43,105	25,362	45,457
2.05%	—	119,886	452,235	147,761	127,385
2.10%	—	125,390	841,745	330,799	239,434
2.15%	—	293,790	950,349	335,679	235,084
2.20%	—	1,983	20,375	7,486	1,206
2.25%	—	2,004	112	67	98
Total	$3,023,874	$17,123,694	$33,707,857	$12,054,532	$7,994,247

338	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
1.00%	$—	$76	$20,413	$253,977	$84
1.05%	—	47,312	122,023	185,311	37,010
1.10%	—	—	—	1,236,046	—
1.15%	5,763	321,516	17,239	156,884	84
1.20%	—	47,665	119,783	603,409	19,246
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	236,083	34,402	22,639	405,044	84
1.30%	—	185,370	35,378	522,197	84
1.35%	—	338,423	88,260	1,019,734	90
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	35,510	35,537	2,312,356	79
1.45%	—	274,677	178,563	1,018,486	79
1.50%	—	309,346	44,536	1,253,330	31,594
1.55%	—	146,142	44,717	395,939	83
1.60%	—	31,422	16,758	742,454	83
1.65%	—	206,009	72,957	687,723	83
1.70%	—	884,752	502,944	1,507,490	131
1.75%	—	823,840	302,856	746,447	83
1.80%	—	102,365	31,746	158,230	83
1.85%	—	50,862	25,072	131,639	6,465
1.90%	—	632,622	351,009	1,152,145	95
1.95%	—	733,536	152,957	576,789	74
2.00%	—	22,180	73	97	82
2.05%	—	41,448	12,813	57,013	82
2.10%	—	209,860	30,345	191,852	80
2.15%	—	359,082	44,956	388,557	81
2.20%	—	1,203	74	76	80
2.25%	—	75	96	80	79
Total	$241,846	$5,839,695	$2,273,744	$15,703,305	$96,098

Subaccount	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2
1.00%	$—	$10,115	$271,342	$100,035	$1,439,905
1.05%	—	43,406	156,189	24,234	1,696,290
1.10%	—	46,618	1,232,338	738,974	—
1.15%	197,409	1,755	229,123	698,180	37,606
1.20%	—	9,981	747,106	511,686	628,098
1.25%	—	—	—	—	—
1.25%	—	—	96,847	—	—
1.25%	—	—	566,393	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	133,165	1,463	—	1,309,456	302,347
1.30%	—	3,501	643,779	1,017,414	18,377
1.35%	—	24,935	2,078,793	1,728,269	960,089
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	276,227	19,142	3,075,067	493,473
1.45%	—	17	675,409	1,150,086	1,002,066
1.50%	—	24,161	690,689	2,070,325	349,615
1.55%	—	16,486	490,224	821,097	21,298
1.60%	—	42,596	10,593	952,938	297,422
1.65%	—	158	347,952	784,503	400,468
1.70%	—	197,160	362,722	2,220,941	2,264,876
1.75%	—	45,382	227,401	1,033,179	2,381,444
1.80%	—	155	11,023	430,212	10
1.85%	—	36,628	212	191,532	10
1.90%	—	105,360	35,057	2,262,076	1,746,887
1.95%	—	1,274	3,923	531,927	1,087,248
2.00%	—	150	63,628	31,920	49,397
2.05%	—	16,031	14	106,134	10
2.10%	—	27,802	175	356,902	299,156
2.15%	—	3,403	94	307,396	10
2.20%	—	93	93	140	10
2.25%	—	145	131	141	10
Total	$330,574	$935,002	$8,960,392	$22,454,764	$15,476,122

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	339

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
1.00%	$1,866,918	$19,926,766	$15,198,692	$1,195	$145
1.05%	5,657,078	12,499,040	30,723,355	124	5,678
1.10%	—	—	—	54,886	—
1.15%	306,369	980,666	2,985,467	44,307	105
1.20%	6,416,048	18,184,634	27,655,083	12,470	1,894
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,309,273	6,469,657	12,673,297	13	105
1.30%	315,194	165,292	1,754,458	39,435	105
1.35%	1,940,886	3,015,900	9,696,241	94,343	4,303
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3,531,470	5,028,363	13,425,438	1,217,754	105
1.45%	4,124,218	6,467,384	17,396,380	11,429	42,967
1.50%	666,219	895,012	7,713,052	78,878	3,802
1.55%	292,780	2,760,843	3,432,444	70,143	105
1.60%	1,433,835	1,839,350	1,901,737	146,477	105
1.65%	1,729,173	1,649,601	6,042,730	26,582	140
1.70%	12,682,680	25,827,658	58,754,661	162,715	27,576
1.75%	2,584,468	12,776,310	26,905,742	26,280	114,253
1.80%	896,548	775,108	763,284	81,031	11
1.85%	801,136	740,953	2,088,039	24,419	100
1.90%	8,725,741	14,054,887	42,908,826	253,473	13
1.95%	2,440,935	5,982,987	20,585,967	98	99
2.00%	10	10	417,389	3,631	99
2.05%	147,624	250,318	3,279,255	13,051	99
2.10%	960,889	1,140,800	6,266,342	18,332	13
2.15%	668,326	1,089,079	1,555,199	90	98
2.20%	10	10	10	89	97
2.25%	10	10	10	—	129
Total	$60,497,838	$142,520,638	$314,123,098	$2,381,245	$202,146

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
1.00%	$99	$—	$140	$93	$—
1.05%	89	122	—	93,013	—
1.10%	—	—	77,262	—	—
1.15%	89	8,343	36,060	10,504	5,939
1.20%	87	120	37,181	130,308	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	79	120	197,589	20,583	64,018
1.30%	76	182	—	15,693	—
1.35%	6,011	8,600	163,749	71,854	—
1.40%	—	—	46,778	—	—
1.40%	—	—	75,010	—	—
1.40%	420,735	119	—	25,671	—
1.45%	106	12	101,929	157,481	—
1.50%	181	376	51,039	44,548	—
1.55%	260	11,706	—	41,825	—
1.60%	6,678	115	159,254	10,954	—
1.65%	83	95	1,261	64,241	—
1.70%	73	1,033	32,524	354,833	—
1.75%	12,507	11,143	—	208,680	—
1.80%	82	92	125	23,537	—
1.85%	82	91	—	24,684	—
1.90%	82	85,622	—	160,584	—
1.95%	1,136	2,601	—	109,475	—
2.00%	79	87	—	70	—
2.05%	79	12	—	102	—
2.10%	78	86	—	37,362	—
2.15%	90	85	—	22,827	—
2.20%	77	244	—	90	—
2.25%	88	—	—	89	—
Total	$449,026	$131,006	$979,901	$1,629,101	$69,957

340	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
1.00%	$—	$90,375	$80	$—	$—
1.05%	—	87,461	1,544	122	157
1.10%	—	1,395,985	—	—	—
1.15%	67,882	172,085	88	211	269,454
1.20%	—	699,810	76	84,095	94,684
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	283,653	—	—	—
1.25%	—	313,575	—	—	—
1.25%	—	—	—	—	—
1.25%	317,650	—	905	120	137
1.30%	—	502,891	103	1,443	263,469
1.35%	—	1,308,336	78	23,211	301,944
1.40%	—	152,230	—	—	—
1.40%	—	576,579	—	—	—
1.40%	—	—	7,305	118	133,900
1.45%	—	398,089	8,357	118	173,843
1.50%	—	778,219	1,233	43,159	241,549
1.55%	—	211,514	3,355	203	93,058
1.60%	—	349,808	8,738	116	194,892
1.65%	—	596,227	7,276	200	199,194
1.70%	—	1,118,775	7,967	10,877	800,376
1.75%	—	533,506	10,715	197	399,831
1.80%	—	87,213	103	197	144,819
1.85%	—	164,573	63	195	57,510
1.90%	—	831,628	67	194	707,619
1.95%	—	260,861	88	17,788	307,759
2.00%	—	11,334	63	191	4,546
2.05%	—	135,189	63	191	58,337
2.10%	—	122,180	3,387	190	120,756
2.15%	—	75,749	62	189	128,817
2.20%	—	78	62	187	2,940
2.25%	—	79	75	—	—
Total	$385,532	$11,258,002	$61,853	$183,512	$4,699,591

Subaccount	Drey Soc Resp Gro, Init	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc
1.00%	$—	$—	$93	$72	$20,329
1.05%	—	245	2,410	7,574	58,592
1.10%	—	—	—	—	—
1.15%	—	8,891	72	119	19,465
1.20%	53,498	241	5,660	93	99,860
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	153,118	240	70	93	15,830
1.30%	—	54,595	70	2,059	13,886
1.35%	—	24,863	70	77	52,045
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	68,696	3,671	70	92	47,031
1.45%	115,207	20,456	46,978	71	211,566
1.50%	12,043	214	69	10,238	40,755
1.55%	—	166	69	113	15,930
1.60%	167	15,732	42,903	91	60,756
1.65%	18,669	164	108	73	92,089
1.70%	41,036	197	6,814	7,634	277,641
1.75%	—	4,572	6,383	8,055	237,026
1.80%	163	16,563	100	6,866	131,206
1.85%	—	160	106	109	5,883
1.90%	—	7,530	3,518	72	137,809
1.95%	—	158	105	4,771	122,483
2.00%	—	157	105	107	2,005
2.05%	—	8,523	105	63	2,017
2.10%	—	156	105	106	20,052
2.15%	—	155	49,057	69	110,051
2.20%	—	154	104	104	2,001
2.25%	—	—	86	66	2,206
Total	$462,597	$167,803	$165,230	$48,787	$1,798,514

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	341

Subaccount	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2
1.00%	$—	$—	$72,310	$603,423	$—
1.05%	—	—	—	159,892	—
1.10%	—	—	1,116,898	3,481,553	—
1.15%	4,435	—	—	2,635,827	—
1.20%	—	—	—	1,784,757	21,601
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	218,634	—	175,721	922,519	215,354
1.30%	—	—	—	3,907,233	—
1.35%	—	—	1,778,841	6,882,341	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	50,876	—	2,413,498	18,720
1.45%	—	—	—	2,298,638	152,345
1.50%	—	15,071	—	2,710,897	55,848
1.55%	—	—	—	1,786,164	—
1.60%	—	105	—	1,669,652	111
1.65%	—	—	—	2,642,278	132
1.70%	—	18,137	—	8,944,248	24,195
1.75%	—	—	—	3,657,252	—
1.80%	—	104	—	1,288,338	109
1.85%	—	—	—	829,083	—
1.90%	—	—	—	6,713,133	—
1.95%	—	—	—	2,725,644	—
2.00%	—	—	—	68,336	—
2.05%	—	—	—	672,819	—
2.10%	—	—	—	1,180,615	—
2.15%	—	—	—	1,254,875	—
2.20%	—	—	—	24,636	—
2.25%	—	—	—	173	—
Total	$223,069	$84,293	$3,143,770	$61,257,824	$488,415

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl
1.00%	$—	$—	$—	$42,788	$58,466
1.05%	—	—	—	251	—
1.10%	—	—	—	409,167	200,827
1.15%	80,078	—	92,381	204	—
1.20%	—	—	—	36,357	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	96,449	—	4,088	42,774	106,818
1.30%	—	—	—	177,608	—
1.35%	—	—	—	276,429	707,290
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	237,660	16,364	—	67,970	—
1.45%	—	—	—	216,733	—
1.50%	64,359	33,774	—	107,239	—
1.55%	—	—	—	57,878	—
1.60%	858,717	106	—	502	—
1.65%	—	—	—	12,600	—
1.70%	—	15,462	—	75,540	—
1.75%	—	—	—	83,473	—
1.80%	—	104	—	172	—
1.85%	—	—	—	256	—
1.90%	—	—	—	276	—
1.95%	—	—	—	2,879	—
2.00%	—	—	—	184	—
2.05%	—	—	—	273	—
2.10%	—	—	—	20,180	—
2.15%	—	—	—	280	—
2.20%	—	—	—	180	—
2.25%	—	—	—	—	—
Total	$1,337,263	$65,810	$96,469	$1,632,193	$1,073,401

342	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
1.00%	$—	$75	$44,208	$410,971	$—
1.05%	—	100,953	—	85,639	—
1.10%	—	—	1,422,935	2,312,585	—
1.15%	—	942,770	253,119	443,545	—
1.20%	11,844	95,094	—	1,059,800	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84,107	30,691	968,018	1,279,454	—
1.30%	—	551,839	—	967,679	—
1.35%	—	1,006,848	2,154,800	2,140,445	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	73,740	111,882	1,067,446	774,429	54,698
1.45%	59,261	914,081	—	1,194,257	—
1.50%	49,352	786,321	61,521	970,517	39,147
1.55%	—	311,162	—	532,163	—
1.60%	81	134,061	1,039,365	302,400	233,654
1.65%	44,724	599,442	—	629,127	—
1.70%	3,744	2,751,654	—	1,703,125	—
1.75%	—	2,068,323	—	790,152	—
1.80%	128	324,994	—	153,753	—
1.85%	—	146,678	—	294,530	—
1.90%	—	1,818,184	—	1,331,746	—
1.95%	—	1,974,126	—	515,171	—
2.00%	—	24,008	—	32,626	—
2.05%	—	128,455	—	112,761	—
2.10%	—	500,030	—	174,558	—
2.15%	—	1,055,822	—	216,647	—
2.20%	—	4,042	—	5,771	—
2.25%	—	81	—	203	—
Total	$326,981	$16,381,616	$7,011,412	$18,434,054	$327,499

Subaccount	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2
1.00%	$17,267	$57,253	$20,398	$771,875	$—
1.05%	2,618	81	212,334	6,172	4,007
1.10%	62,360	181,382	—	4,252,643	—
1.15%	302,763	1,819	141,848	222,159	100
1.20%	47,066	103,183	624,121	1,458,528	157
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	482,592	—
1.25%	—	—	—	1,967,422	—
1.25%	22,575	682,632	1,013,190	—	635
1.30%	437,791	147,521	547,527	1,732,001	34,410
1.35%	522,250	71,454	181,721	5,760,755	32,585
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	345,927	313,649	547,747	2,798,323	132
1.45%	154,299	208,184	1,062,076	1,929,952	231
1.50%	377,883	228,827	1,368,281	1,999,875	18,420
1.55%	294,351	26,145	4,682	1,370,987	184
1.60%	503,687	307,455	208,689	1,429,136	151
1.65%	273,890	33,257	438,601	1,173,656	11,047
1.70%	925,578	165,954	711,578	936,114	43,906
1.75%	407,984	14,260	356,447	408,373	148,763
1.80%	331,276	10,667	129,541	15,814	179
1.85%	105,325	37,041	9,039	50,990	177
1.90%	1,143,793	69,487	643,555	249,142	160,333
1.95%	157,919	—	544,765	92,693	3,880
2.00%	15,085	11,620	4,510	115	174
2.05%	91,997	2,696	82,038	98	136
2.10%	189,780	7,336	194,377	141,939	6,253
2.15%	101,121	95	28,329	14,339	9,988
2.20%	128	105	77	144	171
2.25%	89	—	97	—	—
Total	$6,834,802	$2,682,103	$9,075,568	$29,265,837	$476,019

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	343

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Temp Foreign, Cl 2	FTVIPT Temp Global Bond, Cl 2
1.00%	$92,011	$57,158	$63	$64,674	$20,285
1.05%	—	4,380	—	—	160,094
1.10%	699,919	1,103,433	75,991	1,248,662	—
1.15%	136	118,286	—	31,893	698,142
1.20%	137,241	339,709	—	216,641	338,809
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	237,886	—
1.25%	—	—	—	—	—
1.25%	—	—	—	117,567	—
1.25%	643,866	1,424,954	39,236	—	68,721
1.30%	240,049	103,357	—	483,635	532,975
1.35%	480,414	1,447,616	162,312	1,342,318	942,472
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	138,888	224,088	—	338,637	550,398
1.45%	194,813	547,812	—	378,139	681,832
1.50%	231,469	313,510	—	121,870	763,925
1.55%	469,882	89,940	—	204,203	392,727
1.60%	5,118	33,750	—	264,005	600,766
1.65%	158,166	99,756	—	153,399	516,149
1.70%	124,835	68,465	—	158,854	2,982,844
1.75%	12,404	43,845	—	38,062	1,377,385
1.80%	4,072	13,656	—	89	368,421
1.85%	107	171	—	38,160	189,057
1.90%	—	24,861	—	—	2,556,904
1.95%	—	1,274	—	—	913,872
2.00%	—	135	—	—	39,054
2.05%	—	134	—	—	251,819
2.10%	—	278	—	—	558,865
2.15%	—	144	—	—	453,553
2.20%	—	131	—	—	1,205
2.25%	—	—	—	—	84
Total	$3,633,390	$6,060,843	$277,602	$5,438,694	$15,960,358

Subaccount	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT Strategic Intl Eq, Inst	GS VIT U.S. Eq Insights, Inst
1.00%	$102	$92	$—	$—	$153
1.05%	73,789	91,732	—	—	7,788
1.10%	—	—	—	—	—
1.15%	25,995	824,161	—	—	104
1.20%	86,986	512,846	—	—	393,915
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,011	660,083	—	—	339,354
1.30%	259,658	786,823	—	—	103
1.35%	29,655	974,743	—	—	103
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	40,983	959,755	85,943	8,039	179,239
1.45%	75,092	1,092,884	—	—	207,025
1.50%	45,780	1,116,278	44,394	75	625,842
1.55%	3,723	304,395	—	—	101
1.60%	99,744	501,509	85,736	53,201	439,155
1.65%	82,987	588,607	—	—	15,127
1.70%	80,926	3,018,540	—	—	166,070
1.75%	212,781	1,099,711	—	—	87
1.80%	5,925	414,052	—	—	131
1.85%	102	217,189	—	—	98
1.90%	27,229	2,228,674	—	—	148
1.95%	59,588	861,154	—	—	97
2.00%	132	24,181	—	—	97
2.05%	101	162,606	—	—	96
2.10%	119,224	355,134	—	—	95
2.15%	12,099	349,434	—	—	298
2.20%	130	7,353	—	—	95
2.25%	94	128	—	—	141
Total	$1,348,836	$17,152,064	$216,073	$61,315	$2,375,462

344	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
1.00%	$7,625	$11,872	$10,930	$34,972	$212
1.05%	—	25,586	54,000	—	—
1.10%	246,287	34,498	381,159	271,333	13,133
1.15%	48,985	436	2,796,839	105,767	—
1.20%	216,762	224	497,395	493,102	2,682
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	567,316	15,421	81,616	1,182,353	4,237
1.30%	—	10,352	2,429,243	—	46,779
1.35%	610,115	69,021	3,957,015	809,728	2,368
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	456,024	72,103	1,266,374	2,988,478	177
1.45%	414,420	16,856	1,691,248	960,819	171
1.50%	707,896	45,731	2,673,898	671,743	507,341
1.55%	—	7,440	1,216,705	—	160
1.60%	352,124	59,431	1,352,447	558,754	144
1.65%	22,073	77,841	1,696,418	94,953	4,363
1.70%	71,777	241,146	8,390,083	140,422	159
1.75%	—	244	3,413,349	—	150
1.80%	222	224	1,095,879	8,387	141
1.85%	—	237	534,994	—	140
1.90%	—	61,927	7,096,212	—	—
1.95%	—	219	2,799,963	—	—
2.00%	—	219	66,726	—	—
2.05%	—	2,482	564,928	—	—
2.10%	—	16,670	1,193,091	—	—
2.15%	—	217	1,247,985	—	—
2.20%	—	216	24,120	—	—
2.25%	—	216	123	—	—
Total	$3,721,626	$770,829	$46,532,740	$8,320,811	$582,357

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II
1.00%	$10,347	$11,131	$—	$138	$—
1.05%	6,393	—	—	79,732	110
1.10%	—	316,289	—	—	—
1.15%	144	—	—	9,677	77,079
1.20%	17,489	138,621	—	117,029	109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,242	24,130	—	18,814	108
1.30%	142	95,281	—	15,278	118,968
1.35%	137	106,343	—	43,411	123,165
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	137	77,847	825,705	35,858	105
1.45%	67,561	70,259	—	175,314	74,348
1.50%	29,139	3,858	—	48,094	74,931
1.55%	139	64,987	—	30,040	37,629
1.60%	139	914	—	32,884	103
1.65%	158,075	14,866	—	45,790	87,225
1.70%	12,878	43,836	—	351,106	212,463
1.75%	20,127	4,185	—	197,986	172,184
1.80%	168	109	—	24,059	3,996
1.85%	128	18,416	—	26,918	7,417
1.90%	137	—	—	160,027	187,473
1.95%	134	—	—	89,824	88,054
2.00%	134	—	—	129	803
2.05%	133	—	—	155	6,268
2.10%	133	—	—	21,817	43,996
2.15%	64,857	—	—	35,577	39,082
2.20%	132	—	—	138	151
2.25%	150	—	—	152	—
Total	$411,195	$991,072	$825,705	$1,559,947	$1,355,767

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	345

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Bal, Inst	Janus Aspen Enterprise, Serv
1.00%	$—	$20,323	$188,509	$—	$—
1.05%	—	107	128	—	—
1.10%	—	169,625	1,163,675	—	—
1.15%	—	107	244,338	—	46,796
1.20%	—	16,236	302,182	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	13,129	232,984	—	108,012
1.30%	—	18,745	612,364	—	—
1.35%	—	51,389	1,605,893	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	147,174	29,176	69,096	2,056,054	263,539
1.45%	—	16,279	617,028	—	—
1.50%	12,536	8,267	327,152	—	14,047
1.55%	—	25,235	338,305	—	—
1.60%	46,703	13,756	15,684	—	275,963
1.65%	—	45,375	450,487	—	—
1.70%	—	58,258	817,904	—	—
1.75%	—	18,224	526,758	—	—
1.80%	—	74	25,047	—	—
1.85%	—	75	42,937	—	—
1.90%	—	14,766	647,356	—	—
1.95%	—	569	306,766	—	—
2.00%	—	104	3,220	—	—
2.05%	—	103	20,965	—	—
2.10%	—	103	144,791	—	—
2.15%	—	103	144,679	—	—
2.20%	—	103	105	—	—
2.25%	—	103	—	—	—
Total	$206,413	$520,334	$8,848,353	$2,056,054	$708,357

Subaccount	Janus Aspen Gbl Res, Inst	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	JPM Ins Trust U.S. Eq, Cl 1
1.00%	$—	$—	$162	$—	$—
1.05%	—	—	166,413	—	—
1.10%	—	—	—	—	—
1.15%	—	1,959	33,000	—	—
1.20%	—	—	120,210	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	25,555	142,384	—	—
1.30%	—	—	23,292	—	—
1.35%	—	—	76,829	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	784,695	41,785	336,709	175,558	152,061
1.45%	—	—	228,245	—	—
1.50%	—	11,448	145,772	41,075	166,912
1.55%	—	—	32,597	—	—
1.60%	—	41,899	405,172	837,807	80,508
1.65%	—	—	120,569	—	—
1.70%	—	—	405,905	—	—
1.75%	—	—	283,163	—	—
1.80%	—	—	28,137	—	—
1.85%	—	—	34,974	—	—
1.90%	—	—	207,041	—	—
1.95%	—	—	136,078	—	—
2.00%	—	—	167	—	—
2.05%	—	—	132	—	—
2.10%	—	—	22,080	—	—
2.15%	—	—	40,707	—	—
2.20%	—	—	178	—	—
2.25%	—	—	175	—	—
Total	$784,695	$122,646	$2,990,091	$1,054,440	$399,481

346	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Retire Intl Eq, Serv	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
1.00%	$—	$—	$—	$—	$—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	154	31,824
1.20%	—	—	—	217,791	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	203,285	277,407
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	29,322	3,967	563,129	105,022	207,839
1.45%	—	—	—	260,498	—
1.50%	17,862	71	21,576	426,153	186
1.55%	—	—	—	—	—
1.60%	45,721	136,327	174,225	124	17,412
1.65%	—	—	—	132	—
1.70%	—	—	—	162,181	6,144
1.75%	—	—	—	—	—
1.80%	—	—	—	121	117
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	$92,905	$140,365	$758,930	$1,375,461	$540,929

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
1.00%	$11,781	$—	$50,795	$—	$—
1.05%	73	—	68	—	—
1.10%	570,600	—	477,124	—	—
1.15%	73	18,400	8,833	—	54,777
1.20%	51,528	—	67,043	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	142,587	90	194,291	—	31,893
1.30%	45,482	—	46,032	—	—
1.35%	605,476	—	430,927	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	77,645	578,093	13,454	356,384	—
1.45%	20,674	—	8,402	—	—
1.50%	2,395	20,935	52,391	1,706	—
1.55%	46,715	—	18,527	—	—
1.60%	73	238,913	94	740,410	—
1.65%	2,554	—	61,795	—	—
1.70%	20,739	—	159,555	—	—
1.75%	73	—	60,258	—	—
1.80%	73	—	121	—	—
1.85%	73	—	3,872	—	—
1.90%	73	—	133	—	—
1.95%	73	—	12,828	—	—
2.00%	73	—	96	—	—
2.05%	73	—	127	—	—
2.10%	72	—	95	—	—
2.15%	72	—	2,840	—	—
2.20%	72	—	94	—	—
2.25%	—	—	—	—	—
Total	$1,599,122	$856,431	$1,669,795	$1,098,500	$86,670

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	347

Subaccount	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
1.00%	$577,286	$—	$41,111	$20,638	$126
1.05%	11,392	—	18,652	13,958	42,944
1.10%	3,479,490	—	319,093	—	—
1.15%	106,800	41,539	25,949	1,960	110
1.20%	866,055	535,378	36,090	32,248	23,675
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	996,144	525,017	133,955	6,759	109
1.30%	1,233,848	—	211,058	4,599	109
1.35%	5,940,263	—	106,519	10,719	95
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	624,178	1,217,939	106,102	3,866	108
1.45%	923,718	657,775	75,666	31,762	99
1.50%	507,136	376,875	81,219	3,761	4,892
1.55%	1,052,607	—	58,353	7,709	107
1.60%	86,106	488,316	73,761	789	23,729
1.65%	906,294	93,618	19,637	31,182	106
1.70%	685,755	172,664	12,898	73,312	24,435
1.75%	258,772	—	100,018	48,166	70
1.80%	8,369	169	16,048	4,164	90
1.85%	37,307	—	18,103	7,876	104
1.90%	109,123	—	50,495	31,904	126
1.95%	15,070	—	27,548	16,281	16,256
2.00%	13,802	—	193	79	103
2.05%	98	—	147	78	102
2.10%	19,832	—	49,641	8,857	69
2.15%	21,603	—	56,330	1,837	24,410
2.20%	111	—	189	84	100
2.25%	103	—	142	110	117
Total	$18,481,262	$4,109,290	$1,638,917	$362,698	$162,191

Subaccount	MS UIF U.S. Real Est, Cl I	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA
1.00%	$7,134	$—	$—	$61,347	$—
1.05%	—	91,788	—	49,919	—
1.10%	73,670	—	—	617,575	—
1.15%	—	47,611	—	820,479	—
1.20%	43,356	99	—	118,166	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	27,768	100	—	143,907	—
1.30%	70,887	54,494	—	964,492	—
1.35%	214,850	84,881	—	1,926,689	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	24,027	168	885,517	72,668	39,528
1.45%	19,935	28,855	—	813,098	—
1.50%	1,577	104,697	—	986,348	—
1.55%	6,993	62,586	—	630,033	—
1.60%	7,907	225	—	153,254	—
1.65%	9,263	8,504	—	561,871	—
1.70%	91,823	196,969	—	2,787,526	—
1.75%	91	125,272	—	1,257,561	—
1.80%	154	27,443	—	183,434	—
1.85%	81	20,543	—	129,281	—
1.90%	—	267,137	—	2,313,133	—
1.95%	—	133,017	—	1,053,506	—
2.00%	—	6,092	—	13,034	—
2.05%	—	8,429	—	120,039	—
2.10%	—	41,171	—	403,668	—
2.15%	—	70,266	—	526,305	—
2.20%	—	157	—	9,231	—
2.25%	—	—	—	254	—
Total	$599,516	$1,380,504	$885,517	$16,716,818	$39,528

348	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv
1.00%	$61,012	$—	$390,468	$—	$121,289
1.05%	26,834	—	127,970	—	4,086
1.10%	360,373	—	1,319,013	—	577,889
1.15%	11,165	—	1,074,229	—	37,306
1.20%	481,751	—	706,510	—	223,326
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	297,250	—	838,612	—	93,616
1.30%	147,314	—	1,444,895	—	320,538
1.35%	428,339	—	2,607,221	—	330,463
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	170,242	137,002	1,415,849	40,097	114,805
1.45%	359,843	—	1,456,782	—	344,606
1.50%	282,979	—	1,115,355	—	36,060
1.55%	156,224	—	1,030,383	—	140,652
1.60%	24,564	—	1,096,913	—	92,683
1.65%	51,820	—	1,414,943	—	79,133
1.70%	165,235	—	3,304,289	—	136,070
1.75%	67,676	—	2,346,175	—	178,236
1.80%	34,152	—	627,992	—	26,990
1.85%	223	—	301,032	—	69,336
1.90%	153,382	—	2,369,518	—	41,663
1.95%	1,256	—	1,558,748	—	9,606
2.00%	5,501	—	65,346	—	424
2.05%	35,467	—	306,605	—	106
2.10%	2,652	—	595,942	—	105
2.15%	187	—	774,100	—	8,979
2.20%	186	—	2,421	—	103
2.25%	187	—	82	—	143
Total	$3,325,814	$137,002	$28,291,393	$40,097	$2,988,213

Subaccount	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB
1.00%	$64	$—	$—	$—	$258
1.05%	93,877	—	—	—	178
1.10%	—	—	—	—	196,586
1.15%	13,768	—	—	—	133
1.20%	82,811	—	—	—	35,611
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,562	—	—	—	165,165
1.30%	20,785	—	—	—	94,510
1.35%	68,540	—	—	—	33,914
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	34,163	831,533	399,837	378,366	173,025
1.45%	131,483	—	—	—	152,018
1.50%	53,991	—	—	—	136,937
1.55%	21,665	—	—	—	39,034
1.60%	34,024	—	—	—	56,991
1.65%	137,229	—	—	—	20,833
1.70%	358,336	—	—	—	107
1.75%	247,786	—	—	—	39,105
1.80%	32,362	—	—	—	176
1.85%	35,846	—	—	—	39,071
1.90%	283,086	—	—	—	34,329
1.95%	188,620	—	—	—	121
2.00%	63	—	—	—	3,886
2.05%	78	—	—	—	4,685
2.10%	22,380	—	—	—	189
2.15%	66,211	—	—	—	117
2.20%	66	—	—	—	187
2.25%	78	—	—	—	—
Total	$1,944,874	$831,533	$399,837	$378,366	$1,227,166

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	349

Subaccount	Put VT Gro & Inc, Cl IA	Put VT Gro & Inc, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB
1.00%	$—	$93,819	$—	$—	$—
1.05%	—	—	—	—	—
1.10%	—	635,817	—	—	—
1.15%	—	67,027	—	—	32,165
1.20%	—	18,291	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	206,412	—	—	2,668
1.30%	—	21,742	—	—	—
1.35%	—	575,120	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,930,113	769,819	452,672	195,554	104
1.45%	—	21,650	—	—	—
1.50%	—	30,657	—	—	29,671
1.55%	—	109,955	—	—	—
1.60%	—	161	—	—	108
1.65%	—	41,420	—	—	—
1.70%	—	104	—	—	4,167
1.75%	—	151	—	—	—
1.80%	—	137	—	—	87
1.85%	—	2,498	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	$2,930,113	$2,594,780	$452,672	$195,554	$68,970

Subaccount	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
1.00%	$94,076	$91	$—	$—	$19,184
1.05%	100	—	—	—	134
1.10%	571,703	66,232	—	—	210,245
1.15%	62,105	—	—	—	74,917
1.20%	667,573	—	—	—	365,958
1.25%	—	—	—	—	670,291
1.25%	—	—	—	—	97,459
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,155,041	46,219	—	—	—
1.30%	109,851	—	—	—	156
1.35%	471,968	208,324	—	—	202,178
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	716,502	45,398	174	2,037,995	210,116
1.45%	870,361	—	—	—	583,057
1.50%	311,908	—	—	—	788,466
1.55%	224,633	—	—	—	141
1.60%	22,177	—	—	—	155
1.65%	188,883	—	—	—	27,641
1.70%	182,936	—	—	—	39,850
1.75%	28,054	—	—	—	129
1.80%	8,172	—	—	—	128
1.85%	11,115	—	—	—	3,265
1.90%	10,704	—	—	—	135
1.95%	109	—	—	—	129
2.00%	110	—	—	—	127
2.05%	110	—	—	—	126
2.10%	98	—	—	—	126
2.15%	3,089	—	—	—	126
2.20%	108	—	—	—	125
2.25%	—	—	—	—	—
Total	$5,711,486	$366,264	$174	$2,037,995	$3,294,364

350	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Voyager, Cl IA	Put VT Voyager, Cl IB	Royce Micro-Cap, Invest Cl
1.00%	$4,303	$—	$—	$—	$—
1.05%	—	343	—	—	—
1.10%	63,756	—	—	—	—
1.15%	—	2,078	—	—	—
1.20%	112	57,304	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	101	115	—	—	—
1.30%	10,544	26,724	—	—	—
1.35%	16,308	21,017	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	5,140	18,067	284,317	740,942	183,097
1.45%	150	3,981	—	—	—
1.50%	9,965	9,083	—	—	47,558
1.55%	139	11,790	—	—	—
1.60%	108	70	—	—	436,292
1.65%	108	26,609	—	—	—
1.70%	—	283,743	—	—	—
1.75%	104	10,967	—	—	—
1.80%	—	11,070	—	—	—
1.85%	104	4,266	—	—	—
1.90%	—	45,912	—	—	—
1.95%	—	36,742	—	—	—
2.00%	—	95	—	—	—
2.05%	—	96	—	—	—
2.10%	—	137	—	—	—
2.15%	—	125	—	—	—
2.20%	—	192	—	—	—
2.25%	—	—	—	—	—
Total	$110,942	$570,526	$284,317	$740,942	$666,947

Subaccount	Royce Sm-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3
1.00%	$—	$—	$14,600,164	$16,429,043	$50,702
1.05%	—	—	85,556	16,943,890	155,306
1.10%	—	—	—	—	—
1.15%	—	—	24	643,632	29,063
1.20%	—	—	6,043,983	22,341,111	150,100
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1,118,863	4,004,880	78,567
1.30%	—	—	11	2,020,681	48,270
1.35%	—	—	27,446	2,407,367	183,799
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	315,028	152,430	19	5,178,551	99,717
1.45%	—	—	1,775,063	14,789,338	257,438
1.50%	38,121	28,623	244,494	2,285,593	79,539
1.55%	—	—	847,466	4,724,144	60,364
1.60%	237,089	294,660	16	2,118,477	61,519
1.65%	—	—	65,031	3,916,908	228,980
1.70%	—	—	2,289,290	24,093,977	795,751
1.75%	—	—	748,541	20,809,469	372,966
1.80%	—	—	456,967	854,731	86,909
1.85%	—	—	137,554	1,165,265	44,267
1.90%	—	—	389,667	19,292,310	623,547
1.95%	—	—	1,295,614	7,634,186	306,593
2.00%	—	—	264,785	27,511	97
2.05%	—	—	16	328,100	37,509
2.10%	—	—	11	2,548,218	106,087
2.15%	—	—	16	3,053,302	110,063
2.20%	—	—	16	298,584	76
2.25%	—	—	16	16	79
Total	$590,238	$475,713	$30,390,629	$177,909,284	$3,967,308

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	351

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
1.00%	$2,942,893	$2,465,411	$128	$76,355,612	$61,370,780
1.05%	933,475	18,097,840	202,561	10,061,229	175,674,618
1.10%	—	—	—	—	—
1.15%	253,185	73,289	14,463	42,578	2,595,495
1.20%	6,467,475	12,080,405	196,131	102,517,298	156,013,202
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	39,829	4,765,229	23,061	8,546,203	59,508,770
1.30%	428,463	26,717	25,463	335,130	2,544,151
1.35%	265,421	3,834,783	78,612	1,619,105	41,914,202
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	788,867	3,417,053	84,920	1,863,240	34,700,132
1.45%	2,737,343	11,311,367	334,336	47,225,379	106,843,254
1.50%	1,808,685	2,925,296	73,686	2,603,779	21,236,540
1.55%	1,941,079	1,937,240	48,593	24,802,414	24,271,113
1.60%	682,692	1,707,431	149,447	1,306,710	8,233,253
1.65%	290,024	2,426,829	74,605	5,353,919	21,970,169
1.70%	4,608,952	24,616,844	477,123	38,679,245	267,578,550
1.75%	577,286	13,044,534	302,121	5,970,054	119,694,706
1.80%	529,169	1,298,851	32,109	3,510,202	6,980,467
1.85%	10	4,759,320	35,913	194,592	7,449,517
1.90%	1,836,428	9,929,566	234,424	4,289,696	109,221,964
1.95%	677,680	7,703,066	150,315	5,886,088	76,941,619
2.00%	496,880	180,041	157	3,010,641	2,610,593
2.05%	10	734,053	106	418,554	8,303,412
2.10%	557,688	2,860,820	27,856	2,685,174	22,648,483
2.15%	324,940	3,899,134	46,390	2,572,465	13,571,178
2.20%	12	13	135	17	201,809
2.25%	12	13	141	14	14
Total	$29,188,498	$134,095,145	$2,612,796	$349,849,338	$1,352,077,991

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
1.00%	$33,330,827	$45,188,027	$8,840,139	$10,875,146	$48,699
1.05%	957,108	53,091,383	2,240,227	20,674,684	34
1.10%	—	—	—	—	165,998
1.15%	57,752	1,103,211	10	46,967	858,447
1.20%	42,619,936	64,010,202	15,542,769	19,707,896	63,375
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,363,731	20,705,073	1,703,150	6,564,935	79,577
1.30%	320,809	1,780,266	115,271	109,612	896,834
1.35%	331,448	9,234,994	1,314,187	6,865,947	1,243,732
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	150,979	15,330,439	231,368	5,618,453	647,546
1.45%	19,953,142	38,204,658	5,915,400	17,619,798	687,284
1.50%	476,709	5,577,641	1,110,881	6,476,513	871,590
1.55%	14,575,743	9,382,402	2,895,774	3,028,713	439,100
1.60%	382,775	5,511,094	258,425	3,376,843	823,921
1.65%	480,964	13,354,135	3,249,863	3,612,639	695,653
1.70%	22,847,859	76,132,669	5,949,911	33,546,751	3,029,563
1.75%	1,821,427	52,987,515	1,389,570	14,151,559	1,498,983
1.80%	2,844,007	4,888,619	1,113,298	1,433,044	587,200
1.85%	655,886	2,660,082	13	1,972,639	234,303
1.90%	3,081,007	55,389,029	998,124	15,761,380	2,639,936
1.95%	4,226,882	29,482,321	932,986	6,238,359	1,086,611
2.00%	184,676	1,070,329	229,859	10	27,859
2.05%	15	2,167,185	15	1,048,583	227,032
2.10%	32,481	11,618,747	1,454,074	4,359,949	473,946
2.15%	705,764	4,037,003	102,171	2,911,080	479,915
2.20%	15	19	13	71,966	10,081
2.25%	15	15	13	13	113
Total	$155,401,957	$522,907,058	$55,587,511	$186,073,479	$17,817,332

352	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
1.00%	$41	$152	$117	$152	$—
1.05%	108,372	1,478	63,101	24,783	127
1.10%	—	—	—	—	—
1.15%	13,360	1,154	637,109	591,315	98
1.20%	115,117	2,115	101,423	56,980	822,123
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	24,780	135	11,454	4,850	1,312,092
1.30%	25,788	112	602,856	475,922	96
1.35%	55,938	112	716,301	650,929	96
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	38,171	112	342,427	522,470	972,364
1.45%	288,148	112	587,017	377,718	1,620,334
1.50%	24,372	112	523,899	493,621	1,352,399
1.55%	18,095	11,852	175,784	217,887	94
1.60%	56,451	10	330,564	1,166,974	100,598
1.65%	74,721	178	429,228	403,003	278,649
1.70%	450,354	15	1,771,222	1,823,234	304,582
1.75%	299,863	15	1,471,833	870,890	93
1.80%	32,186	102	105,079	339,240	84
1.85%	28,901	101	110,850	135,036	77
1.90%	222,469	40,826	1,138,772	1,489,851	90
1.95%	124,671	100	1,093,441	697,079	—
2.00%	11	99	9,291	18,278	88
2.05%	10	99	38,564	135,667	88
2.10%	28,812	109	241,673	285,632	11,314
2.15%	38,735	98	463,008	316,874	88
2.20%	16	97	9,299	6,207	87
2.25%	112	136	153	199	—
Total	$2,069,494	$59,431	$10,974,465	$11,104,791	$6,775,661

Subaccount	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2	WF VT Intrinsic Val, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2
1.00%	$7,923	$117,483	$—	$19,495	$560,959
1.05%	—	95	106	—	133
1.10%	55,598	723,136	—	157,182	1,181,997
1.15%	—	259,017	35,414	—	672,217
1.20%	—	433,477	532,357	—	1,835,920
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	37,887	317,890	979,992	177,633	1,634,607
1.30%	—	362,607	19,883	—	656,564
1.35%	92,594	1,044,313	12,750	633,015	1,404,900
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	203,410	550,589	—	1,684,777
1.45%	—	500,990	983,574	—	2,643,987
1.50%	—	411,391	836,598	—	1,984,925
1.55%	—	198,783	26,921	—	690,638
1.60%	—	35,039	556,709	—	1,188,618
1.65%	—	205,512	255,187	—	697,109
1.70%	—	893,453	400,021	—	2,463,423
1.75%	—	45,204	80,752	—	228,239
1.80%	—	11,157	335,049	—	654,804
1.85%	—	61,946	144,915	—	236,511
1.90%	—	935,474	211,488	—	2,378,334
1.95%	—	—	—	—	—
2.00%	—	72	8,279	—	29,182
2.05%	—	80,369	40,191	—	341,266
2.10%	—	106,723	18,268	—	402,270
2.15%	—	67	80	—	107
2.20%	—	66	117	—	156
2.25%	—	—	—	—	—
Total	$194,002	$6,947,674	$6,029,240	$987,325	$23,571,643

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	353

Subaccount	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WF VT Sm Cap Val, Cl 1	WF VT Sm Cap Val, Cl 2
1.00%	$12,743	$391,290	$52,851	$24,313	$151,272
1.05%	—	118	133	—	—
1.10%	51,351	1,298,271	301,206	292,511	529,121
1.15%	—	17,612	123,543	—	18,544
1.20%	—	590,457	498,289	—	218,299
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	54,948	466,542	427,963	111,728	81,176
1.30%	—	317,889	214,260	—	178,501
1.35%	347,762	920,094	397,588	693,880	585,401
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	319,234	262,791	—	376,410
1.45%	—	471,308	629,162	—	400,786
1.50%	—	612,394	301,179	—	105,855
1.55%	—	358,820	182,337	—	109,366
1.60%	—	105,113	8,966	—	9,618
1.65%	—	201,518	148,924	—	97,133
1.70%	—	257,902	693,183	—	97,095
1.75%	—	49,195	22,597	—	30,321
1.80%	—	103	2,871	—	90
1.85%	—	48,129	30,582	—	17,670
1.90%	—	111,167	529,753	—	129,348
1.95%	—	—	—	—	—
2.00%	—	113	962	—	89
2.05%	—	5,676	30,007	—	22,261
2.10%	—	12,478	58,644	—	75
2.15%	—	112	106	—	88
2.20%	—	127	105	—	87
2.25%	—	—	—	—	—
Total	$466,804	$6,555,662	$4,918,002	$1,122,432	$3,158,606

Subaccount					WF VT Total Return Bond, Cl 2
1.00%					$207,893
1.05%					2,032
1.10%					741,883
1.15%					519,025
1.20%					761,928
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					547,534
1.30%					635,102
1.35%					1,732,526
1.40%					—
1.40%					—
1.40%					1,492,551
1.45%					777,701
1.50%					1,110,281
1.55%					682,100
1.60%					774,576
1.65%					434,078
1.70%					3,273,196
1.75%					184,897
1.80%					294,778
1.85%					287,457
1.90%					3,147,709
1.95%					—
2.00%					80,267
2.05%					386,631
2.10%					517,252
2.15%					2,048
2.20%					2,376
2.25%					—
Total					$18,595,821

354	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Wealth Strategy, Cl B
2015	279	$1.46	to	$1.34	$401	1.99%	1.00%	to	2.20%	0.28%	to	(0.91%)
2014	387	$1.46	to	$1.35	$556	2.41%	1.00%	to	2.20%	6.05%	to	4.78%
2013	430	$1.37	to	$1.29	$583	2.29%	1.00%	to	2.20%	15.12%	to	13.74%
2012	884	$1.19	to	$1.13	$1,042	1.94%	1.00%	to	2.20%	12.25%	to	10.91%
2011	996	$1.06	to	$1.02	$1,048	2.36%	1.00%	to	2.20%	(4.02%)	to	(5.16%)
AB VPS Global Thematic Gro, Cl B
2015	1,526	$0.58	to	$1.23	$1,144	—	1.00%	to	2.25%	1.63%	to	0.36%
2014	1,920	$0.57	to	$1.23	$1,399	—	1.00%	to	2.25%	3.76%	to	2.47%
2013	2,314	$0.55	to	$1.20	$1,674	0.02%	1.00%	to	2.25%	21.70%	to	20.20%
2012	3,407	$0.45	to	$1.00	$1,900	—	1.00%	to	2.25%	12.11%	to	10.72%
2011	4,296	$0.40	to	$0.90	$2,198	0.35%	1.00%	to	2.25%	(24.17%)	to	(25.11%)
AB VPS Gro & Inc, Cl B
2015	3,652	$1.84	to	$1.86	$6,680	1.15%	1.00%	to	2.25%	0.42%	to	(0.83%)
2014	4,355	$1.83	to	$1.88	$7,986	1.12%	1.00%	to	2.25%	8.20%	to	6.86%
2013	5,167	$1.69	to	$1.76	$8,833	1.15%	1.00%	to	2.25%	33.25%	to	31.60%
2012	6,321	$1.27	to	$1.33	$8,141	1.32%	1.00%	to	2.25%	16.08%	to	14.63%
2011	8,422	$1.09	to	$1.16	$9,341	1.12%	1.00%	to	2.25%	5.02%	to	3.71%
AB VPS Inter Bond, Cl B
2015	401	$1.70	to	$1.65	$662	3.18%	1.40%	to	1.60%	(1.57%)	to	(1.77%)
2014	501	$1.72	to	$1.68	$839	3.35%	1.40%	to	1.60%	4.74%	to	4.53%
2013	670	$1.65	to	$1.61	$1,075	3.39%	1.40%	to	1.60%	(3.69%)	to	(3.89%)
2012	926	$1.71	to	$1.67	$1,545	4.27%	1.40%	to	1.60%	4.32%	to	4.11%
2011	972	$1.64	to	$1.61	$1,553	4.34%	1.40%	to	1.60%	4.91%	to	4.70%
AB VPS Intl Val, Cl B
2015	16,084	$1.07	to	$0.99	$18,776	2.01%	1.00%	to	2.25%	1.38%	to	0.13%
2014	21,752	$1.06	to	$0.99	$25,191	3.10%	1.00%	to	2.25%	(7.40%)	to	(8.53%)
2013	28,469	$1.14	to	$1.09	$35,788	5.54%	1.00%	to	2.25%	21.51%	to	20.00%
2012	39,332	$0.94	to	$0.91	$41,071	1.31%	1.00%	to	2.25%	13.06%	to	11.64%
2011	46,268	$0.83	to	$0.81	$43,029	3.93%	1.00%	to	2.25%	(20.24%)	to	(21.23%)
AB VPS Lg Cap Gro, Cl B
2015	2,587	$1.20	to	$2.46	$3,236	—	1.00%	to	1.85%	9.75%	to	8.82%
2014	3,015	$1.09	to	$2.26	$3,473	—	1.00%	to	1.85%	12.71%	to	11.75%
2013	4,038	$0.97	to	$2.02	$4,116	—	1.00%	to	1.85%	35.64%	to	34.49%
2012	4,796	$0.72	to	$1.50	$3,586	0.03%	1.00%	to	1.85%	14.97%	to	13.99%
2011	6,228	$0.62	to	$1.32	$4,078	0.09%	1.00%	to	1.85%	(4.23%)	to	(5.05%)
AC VP Inc & Gro, Cl I
2015	167	$2.07	to	$2.07	$346	2.10%	1.40%	to	1.40%	(6.93%)	to	(6.93%)
2014	177	$2.22	to	$2.22	$392	1.98%	1.40%	to	1.40%	10.94%	to	10.94%
2013	218	$2.00	to	$2.00	$436	2.17%	1.40%	to	1.40%	33.93%	to	33.93%
2012	282	$1.50	to	$1.50	$421	2.05%	1.40%	to	1.40%	13.15%	to	13.15%
2011	328	$1.32	to	$1.32	$433	1.56%	1.40%	to	1.40%	1.68%	to	1.68%
AC VP Inflation Prot, Cl II
2015	23,920	$1.28	to	$1.17	$29,793	2.06%	1.05%	to	2.20%	(3.49%)	to	(4.59%)
2014	30,501	$1.33	to	$1.23	$39,591	1.25%	1.05%	to	2.20%	2.22%	to	1.05%
2013	41,802	$1.30	to	$1.22	$53,443	1.64%	1.05%	to	2.20%	(9.44%)	to	(10.47%)
2012	43,111	$1.43	to	$1.36	$61,346	2.38%	1.05%	to	2.20%	6.26%	to	5.05%
2011	51,036	$1.35	to	$1.29	$68,800	4.10%	1.05%	to	2.20%	10.58%	to	9.32%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	355

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2015	112	$1.19	to	$1.49	$144	0.22%	1.05%	to	2.20%	(0.54%)	to	(1.68%)
2014	112	$1.20	to	$1.52	$145	1.93%	1.05%	to	2.20%	(6.64%)	to	(7.70%)
2013	30	$1.28	to	$1.65	$53	0.27%	1.05%	to	2.20%	20.98%	to	19.59%
2012	2	$1.06	to	$1.38	$4	0.76%	1.05%	to	2.20%	19.75%	to	18.37%
2011	9	$0.89	to	$1.16	$12	1.34%	1.05%	to	2.20%	(13.11%)	to	(14.10%)
AC VP Mid Cap Val, Cl II
2015	102	$2.02	to	$1.87	$163	1.51%	1.00%	to	2.25%	(2.56%)	to	(3.77%)
2014	91	$2.07	to	$1.94	$151	1.02%	1.00%	to	2.25%	15.08%	to	13.65%
2013	65	$1.80	to	$1.71	$95	0.95%	1.00%	to	2.25%	28.62%	to	27.02%
2012	137	$1.40	to	$1.35	$154	1.87%	1.00%	to	2.25%	15.08%	to	13.66%
2011	138	$1.22	to	$1.18	$135	1.31%	1.00%	to	2.25%	(1.82%)	to	(3.06%)
AC VP Ultra, Cl II
2015	6,948	$2.06	to	$1.91	$12,147	0.32%	1.00%	to	2.25%	5.00%	to	3.69%
2014	10,331	$1.97	to	$1.84	$17,292	0.25%	1.00%	to	2.25%	8.74%	to	7.38%
2013	15,413	$1.81	to	$1.72	$23,883	0.43%	1.00%	to	2.25%	35.55%	to	33.87%
2012	21,704	$1.33	to	$1.28	$25,026	—	1.00%	to	2.25%	12.65%	to	11.25%
2011	26,784	$1.18	to	$1.15	$27,619	—	1.00%	to	2.25%	(0.14%)	to	(1.38%)
AC VP Val, Cl I
2015	156	$2.94	to	$2.94	$459	2.12%	1.40%	to	1.40%	(5.22%)	to	(5.22%)
2014	169	$3.10	to	$3.10	$524	1.52%	1.40%	to	1.40%	11.51%	to	11.51%
2013	193	$2.78	to	$2.78	$538	1.64%	1.40%	to	1.40%	29.90%	to	29.90%
2012	247	$2.14	to	$2.14	$529	1.91%	1.40%	to	1.40%	12.98%	to	12.98%
2011	283	$1.90	to	$1.90	$536	2.03%	1.40%	to	1.40%	(0.39%)	to	(0.39%)
AC VP Val, Cl II
2015	133	$1.81	to	$1.67	$231	1.88%	1.00%	to	2.25%	(4.98%)	to	(6.16%)
2014	239	$1.90	to	$1.78	$443	1.41%	1.00%	to	2.25%	11.78%	to	10.38%
2013	287	$1.70	to	$1.62	$483	1.46%	1.00%	to	2.25%	30.16%	to	28.57%
2012	318	$1.31	to	$1.26	$415	1.71%	1.00%	to	2.25%	13.44%	to	12.02%
2011	496	$1.15	to	$1.12	$570	1.90%	1.00%	to	2.25%	(0.13%)	to	(1.37%)
CB Var Sm Cap Gro, Cl I
2015	106	$2.24	to	$2.08	$182	—	1.00%	to	2.25%	(5.33%)	to	(6.50%)
2014	153	$2.37	to	$2.22	$277	—	1.00%	to	2.25%	3.04%	to	1.77%
2013	158	$2.30	to	$2.18	$280	0.03%	1.00%	to	2.25%	45.60%	to	43.78%
2012	165	$1.58	to	$1.52	$203	0.37%	1.00%	to	2.25%	18.23%	to	16.77%
2011	219	$1.33	to	$1.30	$228	—	1.00%	to	2.25%	0.38%	to	(0.87%)
Col VP Asset Alloc, Cl 1
2015	31	$2.22	to	$2.19	$69	2.08%	1.15%	to	1.25%	(0.09%)	to	(0.19%)
2014	32	$2.22	to	$2.20	$71	2.47%	1.15%	to	1.25%	8.78%	to	8.68%
2013	34	$2.04	to	$2.02	$68	2.30%	1.15%	to	1.25%	16.81%	to	16.71%
2012	38	$1.75	to	$1.73	$67	2.20%	1.15%	to	1.25%	11.74%	to	11.62%
2011	42	$1.57	to	$1.55	$65	2.33%	1.15%	to	1.25%	(1.98%)	to	(2.08%)
Col VP Bal, Cl 3
2015	1,446	$1.63	to	$1.60	$3,024	—	1.00%	to	1.80%	0.70%	to	(0.10%)
2014	1,629	$1.62	to	$1.60	$3,338	—	1.00%	to	1.80%	9.04%	to	8.17%
2013	1,846	$1.49	to	$1.48	$3,492	—	1.00%	to	1.80%	20.25%	to	19.29%
2012	2,205	$1.24	to	$1.24	$3,454	—	1.00%	to	1.80%	13.13%	to	12.23%
2011	2,572	$1.09	to	$1.10	$3,541	—	1.00%	to	1.80%	1.37%	to	0.57%
Col VP Govt Money Mkt, Cl 3
2015	17,014	$1.08	to	$0.87	$17,124	0.01%	1.00%	to	2.25%	(0.97%)	to	(2.24%)
2014	20,297	$1.09	to	$0.89	$20,755	0.01%	1.00%	to	2.25%	(0.99%)	to	(2.24%)
2013	25,348	$1.11	to	$0.91	$26,218	0.01%	1.00%	to	2.25%	(0.98%)	to	(2.24%)
2012	31,031	$1.12	to	$0.93	$32,463	0.01%	1.00%	to	2.25%	(0.97%)	to	(2.21%)
2011	40,935	$1.13	to	$0.96	$43,385	0.01%	1.00%	to	2.25%	(0.98%)	to	(2.23%)

356	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2015	16,219	$2.19	to	$1.54	$33,708	—	1.00%	to	2.25%	(3.73%)		to	(4.94%)
2014	21,170	$2.28	to	$1.62	$45,781	—	1.00%	to	2.25%	8.82%		to	7.46%
2013	30,495	$2.09	to	$1.51	$61,221	—	1.00%	to	2.25%	25.46%		to	23.90%
2012	41,137	$1.67	to	$1.22	$66,624	—	1.00%	to	2.25%	12.86%		to	11.45%
2011	51,668	$1.48	to	$1.09	$74,781	—	1.00%	to	2.25%	(5.95%)		to	(7.12%)
Col VP Emer Mkts, Cl 3
2015	6,275	$0.98	to	$0.91	$12,055	0.12%	1.00%	to	2.25%	(9.90%)		to	(11.04%)
2014	7,610	$1.09	to	$1.02	$16,347	0.23%	1.00%	to	2.25%	(3.24%)		to	(4.46%)
2013	10,135	$1.12	to	$1.07	$22,674	0.58%	1.00%	to	2.25%	(2.77%)		to	(3.99%)
2012	11,566	$1.16	to	$1.11	$26,910	0.39%	1.00%	to	2.25%	19.39%		to	17.90%
2011	14,461	$0.97	to	$0.94	$28,432	1.14%	1.00%	to	2.25%	(21.80%)		to	(22.77%)
Col VP Hi Yield Bond, Cl 3
2015	4,175	$1.46	to	$1.35	$7,994	5.87%	1.00%	to	2.25%	(2.11%)		to	(3.35%)
2014	5,572	$1.49	to	$1.40	$10,955	5.81%	1.00%	to	2.25%	2.60%		to	1.31%
2013	8,331	$1.46	to	$1.38	$16,123	5.92%	1.00%	to	2.25%	5.02%		to	3.71%
2012	9,620	$1.39	to	$1.33	$17,857	6.86%	1.00%	to	2.25%	14.59%		to	13.16%
2011	12,381	$1.21	to	$1.18	$20,192	7.87%	1.00%	to	2.25%	4.64%		to	3.32%
Col VP Inc Opp, Cl 1
2015	269	$0.90	to	$0.90	$242	9.09%	1.15%	to	1.25%	(2.13%)		to	(2.22%)
2014	307	$0.92	to	$0.92	$283	—	1.15%	to	1.25%	2.82%		to	2.73%
2013	306	$0.90	to	$0.89	$275	8.92%	1.15%	to	1.25%	0.68	%(8)	to	0.62	%(8)
Col VP Inc Opp, Cl 2
2015	6,608	$0.90	to	$0.87	$5,840	9.15%	1.00%	to	2.25%	(2.19%)		to	(3.41%)
2014	8,928	$0.92	to	$0.90	$8,123	—	1.00%	to	2.25%	2.66%		to	1.37%
2013	12,575	$0.90	to	$0.89	$11,226	8.56%	1.00%	to	2.25%	0.82	%(8)	to	(0.05	%)(8)
Col VP Inc Opp, Cl 3
2015	1,290	$1.43	to	$1.33	$2,274	9.13%	1.00%	to	2.25%	(2.00%)		to	(3.23%)
2014	1,773	$1.46	to	$1.37	$3,211	—	1.00%	to	2.25%	2.75%		to	1.46%
2013	2,495	$1.42	to	$1.35	$4,421	12.94%	1.00%	to	2.25%	3.99%		to	2.68%
2012	3,121	$1.37	to	$1.32	$5,360	6.42%	1.00%	to	2.25%	13.66%		to	12.25%
2011	4,206	$1.20	to	$1.17	$6,407	9.19%	1.00%	to	2.25%	5.22%		to	3.89%
Col VP Inter Bond, Cl 3
2015	10,587	$1.54	to	$1.10	$15,703	1.35%	1.00%	to	2.25%	(0.82%)		to	(2.07%)
2014	13,847	$1.55	to	$1.13	$20,571	2.61%	1.00%	to	2.25%	4.28%		to	2.97%
2013	17,358	$1.49	to	$1.09	$24,802	4.39%	1.00%	to	2.25%	(3.35%)		to	(4.58%)
2012	20,710	$1.54	to	$1.15	$31,078	3.83%	1.00%	to	2.25%	6.50%		to	5.18%
2011	24,708	$1.44	to	$1.09	$34,812	4.59%	1.00%	to	2.25%	5.63%		to	4.31%
Col VP Intl Opp, Cl 2
2015	101	$1.21	to	$1.12	$96	0.21%	1.00%	to	2.25%	(1.03%)		to	(2.26%)
2014	198	$1.23	to	$1.15	$185	0.03%	1.00%	to	2.25%	(6.04%)		to	(7.21%)
2013	227	$1.30	to	$1.24	$227	0.40%	1.00%	to	2.25%	19.21%		to	17.70%
2012	302	$1.09	to	$1.05	$254	0.91%	1.00%	to	2.25%	16.44%		to	15.01%
2011	369	$0.94	to	$0.92	$267	0.81%	1.00%	to	2.25%	(17.01%)		to	(18.05%)
Col VP Lg Cap Gro, Cl 1
2015	201	$1.65	to	$1.64	$331	—	1.15%	to	1.25%	7.87%		to	7.77%
2014	225	$1.53	to	$1.52	$343	—	1.15%	to	1.25%	12.86%		to	12.76%
2013	240	$1.35	to	$1.35	$325	—	1.15%	to	1.25%	28.94%		to	28.83%
2012	265	$1.05	to	$1.05	$278	—	1.15%	to	1.25%	18.90%		to	18.78%
2011	292	$0.88	to	$0.88	$258	—	1.15%	to	1.25%	(12.90	%)(5)	to	(12.95	%)(5)
Col VP Lg Cap Gro, Cl 3
2015	724	$1.96	to	$2.01	$935	—	1.00%	to	2.25%	7.92%		to	6.57%
2014	856	$1.82	to	$1.88	$1,074	—	1.00%	to	2.25%	12.91%		to	11.50%
2013	1,084	$1.61	to	$1.69	$1,264	—	1.00%	to	2.25%	28.98%		to	27.36%
2012	1,556	$1.25	to	$1.33	$1,373	—	1.00%	to	2.25%	18.96%		to	17.48%
2011	1,382	$1.05	to	$1.13	$1,145	—	1.00%	to	2.25%	(4.18%)		to	(5.38%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	357

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2015	5,153	$1.55	to	$1.81	$8,960	—	1.00%	to	2.25%	(0.14%)		to	(1.39%)
2014	6,039	$1.55	to	$1.83	$10,534	—	1.00%	to	2.25%	12.09%		to	10.69%
2013	6,881	$1.38	to	$1.66	$10,837	—	1.00%	to	2.25%	30.45%		to	28.81%
2012	7,782	$1.06	to	$1.29	$9,394	—	1.00%	to	2.25%	14.40%		to	12.97%
2011	9,339	$0.93	to	$1.14	$9,833	—	1.00%	to	2.25%	0.62%		to	(0.63%)
Col VP Disciplined Core, Cl 3
2015	15,044	$1.60	to	$1.95	$22,455	—	1.00%	to	2.25%	(0.24%)		to	(1.49%)
2014	19,422	$1.60	to	$1.98	$29,186	—	1.00%	to	2.25%	14.08%		to	12.66%
2013	28,124	$1.40	to	$1.75	$37,435	—	1.00%	to	2.25%	32.33%		to	30.67%
2012	37,490	$1.06	to	$1.34	$37,799	—	1.00%	to	2.25%	12.74%		to	11.34%
2011	48,467	$0.94	to	$1.21	$43,637	—	1.00%	to	2.25%	4.19%		to	2.89%
Col VP Man Vol Conserv, Cl 2
2015	15,461	$1.01	to	$0.99	$15,476	—	1.00%	to	2.25%	(2.11%)		to	(3.34%)
2014	12,249	$1.03	to	$1.02	$12,594	—	1.00%	to	2.25%	3.41%		to	2.11%
2013	2,309	$1.00	to	$1.00	$2,309	—	1.00%	to	2.25%	(0.12	%)(9)	to	(0.27	%)(9)
Col VP Man Vol Conserv Gro, Cl 2
2015	60,165	$1.02	to	$0.99	$60,498	—	1.00%	to	2.25%	(2.80%)		to	(4.02%)
2014	51,991	$1.05	to	$1.03	$54,090	—	1.00%	to	2.25%	3.66%		to	2.36%
2013	11,473	$1.01	to	$1.01	$11,580	—	1.00%	to	2.25%	0.56	%(9)	to	0.41	%(9)
Col VP Man Vol Gro, Cl 2
2015	140,714	$1.02	to	$1.00	$142,521	—	1.00%	to	2.25%	(4.30%)		to	(5.49%)
2014	129,274	$1.07	to	$1.05	$137,465	—	1.00%	to	2.25%	3.90%		to	2.60%
2013	29,375	$1.03	to	$1.03	$30,205	—	1.00%	to	2.25%	1.90	%(9)	to	1.75	%(9)
Col VP Man Vol Mod Gro, Cl 2
2015	311,013	$1.02	to	$0.99	$314,123	—	1.00%	to	2.25%	(3.48%)		to	(4.69%)
2014	284,926	$1.06	to	$1.04	$299,904	—	1.00%	to	2.25%	3.82%		to	2.52%
2013	56,410	$1.02	to	$1.02	$57,508	—	1.00%	to	2.25%	1.35	%(9)	to	1.20	%(9)
Col VP Mid Cap Gro, Cl 3
2015	1,106	$2.39	to	$1.67	$2,381	—	1.00%	to	2.20%	4.45%		to	3.20%
2014	1,357	$2.29	to	$1.62	$2,789	—	1.00%	to	2.20%	6.22%		to	4.95%
2013	1,789	$2.15	to	$1.54	$3,451	—	1.00%	to	2.20%	29.73%		to	28.18%
2012	2,352	$1.66	to	$1.20	$3,508	—	1.00%	to	2.20%	10.16%		to	8.84%
2011	2,823	$1.51	to	$1.10	$3,853	—	1.00%	to	2.20%	(15.91%)		to	(16.91%)
Col VP Mid Cap Val, Cl 3
2015	152	$1.93	to	$1.79	$202	—	1.00%	to	2.25%	(5.90%)		to	(7.08%)
2014	940	$2.05	to	$1.93	$1,313	—	1.00%	to	2.25%	11.06%		to	9.67%
2013	1,072	$1.85	to	$1.76	$1,359	—	1.00%	to	2.25%	36.38%		to	34.67%
2012	1,099	$1.36	to	$1.30	$1,030	—	1.00%	to	2.25%	17.29%		to	15.83%
2011	1,275	$1.16	to	$1.13	$1,025	—	1.00%	to	2.25%	(9.40%)		to	(10.53%)
Col VP Select Intl Eq, Cl 3
2015	246	$1.32	to	$1.23	$449	0.92%	1.00%	to	2.25%	3.99%		to	2.69%
2014	263	$1.27	to	$1.19	$464	1.75%	1.00%	to	2.25%	(9.46%)		to	(10.59%)
2013	301	$1.41	to	$1.34	$588	1.67%	1.00%	to	2.25%	20.95%		to	19.45%
2012	371	$1.16	to	$1.12	$591	1.50%	1.00%	to	2.25%	16.54%		to	15.08%
2011	513	$1.00	to	$0.97	$710	1.35%	1.00%	to	2.25%	(13.28%)		to	(14.37%)
Col VP Select Lg Cap Val, Cl 3
2015	74	$1.56	to	$1.67	$131	—	1.05%	to	2.20%	(6.02%)		to	(7.09%)
2014	87	$1.66	to	$1.79	$164	—	1.05%	to	2.20%	10.21%		to	8.96%
2013	87	$1.50	to	$1.65	$152	—	1.05%	to	2.20%	36.35%		to	34.80%
2012	99	$1.10	to	$1.22	$127	—	1.05%	to	2.20%	17.23%		to	15.89%
2011	67	$0.94	to	$1.05	$75	—	1.05%	to	2.20%	(2.72%)		to	(3.83%)

358	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 3
2015	442	$2.43	to	$2.34	$980	—	1.00%	to	1.80%	(4.19%)		to	(4.95%)
2014	526	$2.54	to	$2.46	$1,203	—	1.00%	to	1.80%	4.93%		to	4.09%
2013	620	$2.42	to	$2.37	$1,354	—	1.00%	to	1.80%	46.92%		to	45.75%
2012	916	$1.65	to	$1.62	$1,347	—	1.00%	to	1.80%	16.59%		to	15.66%
2011	1,150	$1.41	to	$1.40	$1,457	—	1.00%	to	1.80%	(9.42%)		to	(10.14%)
Col VP Sm Cap Val, Cl 2
2015	942	$1.71	to	$1.59	$1,629	0.55%	1.00%	to	2.25%	(7.25%)		to	(8.41%)
2014	1,326	$1.85	to	$1.73	$2,489	0.45%	1.00%	to	2.25%	2.03%		to	0.75%
2013	1,975	$1.81	to	$1.72	$3,638	0.97%	1.00%	to	2.25%	32.71%		to	31.06%
2012	2,923	$1.36	to	$1.31	$4,099	0.28%	1.00%	to	2.25%	10.15%		to	8.79%
2011	3,793	$1.24	to	$1.21	$4,857	0.86%	1.00%	to	2.25%	(7.06%)		to	(8.21%)
Col VP Sm Co Gro, Cl 1
2015	26	$2.68	to	$2.65	$70	—	1.15%	to	1.25%	2.63%		to	2.54%
2014	31	$2.61	to	$2.58	$79	—	1.15%	to	1.25%	(5.73%)		to	(5.82%)
2013	32	$2.77	to	$2.74	$88	0.11%	1.15%	to	1.25%	38.86%		to	38.73%
2012	40	$2.00	to	$1.98	$80	—	1.15%	to	1.25%	10.73%		to	10.61%
2011	42	$1.80	to	$1.79	$75	—	1.15%	to	1.25%	(6.63%)		to	(6.72%)
Col VP US Govt Mtge, Cl 1
2015	381	$1.02	to	$1.01	$386	2.91%	1.15%	to	1.25%	0.17%		to	0.08%
2014	410	$1.01	to	$1.01	$414	1.91%	1.15%	to	1.25%	4.70%		to	4.61%
2013	423	$0.97	to	$0.97	$409	0.76%	1.15%	to	1.25%	(2.96%)		to	(3.05%)
2012	538	$1.00	to	$1.00	$536	1.06%	1.15%	to	1.25%	0.53%		to	0.42%
2011	658	$0.99	to	$0.99	$653	—	1.15%	to	1.25%	0.17	%(5)	to	0.13	%(5)
Col VP US Govt Mtge, Cl 3
2015	9,475	$1.33	to	$0.96	$11,258	2.83%	1.00%	to	2.25%	0.22%		to	(1.05%)
2014	11,960	$1.33	to	$0.97	$14,173	1.76%	1.00%	to	2.25%	4.73%		to	3.43%
2013	14,754	$1.27	to	$0.94	$16,750	0.62%	1.00%	to	2.25%	(2.92%)		to	(4.14%)
2012	17,734	$1.31	to	$0.98	$20,681	0.90%	1.00%	to	2.25%	0.62%		to	(0.62%)
2011	19,927	$1.30	to	$0.99	$23,425	0.91%	1.00%	to	2.25%	0.38%		to	(0.89%)
CS Commodity Return
2015	142	$0.54	to	$0.50	$62	—	1.00%	to	2.25%	(25.84%)		to	(26.77%)
2014	520	$0.73	to	$0.68	$300	—	1.00%	to	2.25%	(17.84%)		to	(18.86%)
2013	654	$0.88	to	$0.84	$463	—	1.00%	to	2.25%	(11.16%)		to	(12.27%)
2012	658	$1.00	to	$0.96	$527	—	1.00%	to	2.25%	(3.07%)		to	(4.28%)
2011	739	$1.03	to	$1.00	$615	2.53%	1.00%	to	2.25%	(13.52%)		to	(14.59%)
Drey IP MidCap Stock, Serv
2015	100	$1.63	to	$1.89	$184	0.44%	1.05%	to	2.20%	(3.53%)		to	(4.64%)
2014	101	$1.69	to	$1.98	$193	0.91%	1.05%	to	2.20%	10.59%		to	9.33%
2013	49	$1.52	to	$1.81	$98	1.16%	1.05%	to	2.20%	33.29%		to	31.77%
2012	51	$1.14	to	$1.37	$76	0.20%	1.05%	to	2.20%	18.09%		to	16.74%
2011	62	$0.97	to	$1.18	$79	0.38%	1.05%	to	2.20%	(0.84%)		to	(1.98%)
Drey IP Tech Gro, Serv
2015	2,349	$1.93	to	$1.88	$4,700	—	1.05%	to	2.20%	4.81%		to	3.61%
2014	3,408	$1.84	to	$1.82	$6,539	—	1.05%	to	2.20%	5.47%		to	4.26%
2013	4,994	$1.75	to	$1.74	$9,146	—	1.05%	to	2.20%	31.11%		to	29.61%
2012	6,909	$1.33	to	$1.35	$9,729	—	1.05%	to	2.20%	14.14%		to	12.83%
2011	8,169	$1.17	to	$1.19	$10,146	—	1.05%	to	2.20%	(9.00%)		to	(10.04%)
Drey Soc Resp Gro, Init
2015	409	$1.14	to	$2.25	$463	1.06%	1.20%	to	1.80%	(4.35%)		to	(4.92%)
2014	476	$1.19	to	$2.37	$561	1.08%	1.20%	to	1.80%	12.10%		to	11.43%
2013	593	$1.06	to	$2.12	$630	1.35%	1.20%	to	1.80%	32.74%		to	31.95%
2012	801	$0.80	to	$1.61	$636	0.85%	1.20%	to	1.80%	10.64%		to	9.98%
2011	1,011	$0.72	to	$1.46	$730	0.99%	1.20%	to	1.80%	(0.30%)		to	(0.89%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	359

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Drey VIF Appr, Serv
2015	98	$1.63	to	$1.56	$168	1.39%	1.05%	to	2.20%	(3.73%)	to	(4.83%)
2014	182	$1.69	to	$1.64	$319	1.57%	1.05%	to	2.20%	6.70%	to	5.49%
2013	254	$1.58	to	$1.55	$417	1.64%	1.05%	to	2.20%	19.57%	to	18.19%
2012	375	$1.33	to	$1.31	$519	3.27%	1.05%	to	2.20%	8.98%	to	7.74%
2011	488	$1.22	to	$1.22	$624	1.52%	1.05%	to	2.20%	7.61%	to	6.38%
Drey VIF Intl Eq, Serv
2015	181	$1.27	to	$1.18	$165	2.78%	1.00%	to	2.25%	0.16%	to	(1.08%)
2014	169	$1.27	to	$1.19	$156	2.02%	1.00%	to	2.25%	(3.86%)	to	(5.06%)
2013	174	$1.32	to	$1.25	$168	2.79%	1.00%	to	2.25%	16.27%	to	14.82%
2012	159	$1.14	to	$1.09	$135	0.14%	1.00%	to	2.25%	21.60%	to	20.09%
2011	172	$0.93	to	$0.91	$120	1.90%	1.00%	to	2.25%	(15.76%)	to	(16.80%)
Drey VIF Intl Val, Serv
2015	44	$0.98	to	$0.91	$49	2.08%	1.00%	to	2.25%	(3.94%)	to	(5.15%)
2014	61	$1.02	to	$0.96	$71	1.34%	1.00%	to	2.25%	(10.47%)	to	(11.59%)
2013	64	$1.14	to	$1.08	$84	2.35%	1.00%	to	2.25%	21.47%	to	19.96%
2012	129	$0.94	to	$0.90	$139	2.53%	1.00%	to	2.25%	11.30%	to	9.92%
2011	137	$0.84	to	$0.82	$135	1.97%	1.00%	to	2.25%	(19.57%)	to	(20.57%)
EV VT Floating-Rate Inc
2015	1,594	$1.20	to	$1.11	$1,799	3.34%	1.00%	to	2.25%	(1.98%)	to	(3.19%)
2014	2,436	$1.22	to	$1.14	$2,810	3.14%	1.00%	to	2.25%	(0.43%)	to	(1.66%)
2013	3,255	$1.23	to	$1.16	$3,788	3.50%	1.00%	to	2.25%	2.82%	to	1.54%
2012	3,888	$1.19	to	$1.14	$4,435	4.20%	1.00%	to	2.25%	6.26%	to	4.93%
2011	4,720	$1.12	to	$1.09	$5,100	4.22%	1.00%	to	2.25%	1.53%	to	0.27%
Fid VIP Bal, Serv Cl
2015	125	$1.82	to	$1.79	$223	1.42%	1.15%	to	1.25%	(0.64%)	to	(0.74%)
2014	140	$1.83	to	$1.80	$252	1.27%	1.15%	to	1.25%	8.83%	to	8.72%
2013	157	$1.68	to	$1.66	$259	1.44%	1.15%	to	1.25%	18.13%	to	18.02%
2012	162	$1.42	to	$1.40	$228	1.56%	1.15%	to	1.25%	13.64%	to	13.52%
2011	177	$1.25	to	$1.24	$219	1.48%	1.15%	to	1.25%	(4.88%)	to	(4.97%)
Fid VIP Bal, Serv Cl 2
2015	46	$1.87	to	$1.72	$84	1.33%	1.40%	to	1.80%	(1.03%)	to	(1.43%)
2014	46	$1.89	to	$1.75	$85	1.34%	1.40%	to	1.80%	8.49%	to	8.06%
2013	45	$1.75	to	$1.62	$76	1.36%	1.40%	to	1.80%	17.62%	to	17.16%
2012	46	$1.48	to	$1.38	$67	1.55%	1.40%	to	1.80%	13.22%	to	12.76%
2011	44	$1.31	to	$1.22	$57	1.50%	1.40%	to	1.80%	(5.16%)	to	(5.53%)
Fid VIP Contrafund, Serv Cl
2015	1,422	$2.30	to	$2.18	$3,144	0.88%	1.00%	to	1.35%	(0.44%)	to	(0.79%)
2014	1,717	$2.31	to	$2.19	$3,824	0.84%	1.00%	to	1.35%	10.70%	to	10.32%
2013	2,048	$2.09	to	$1.99	$4,132	0.93%	1.00%	to	1.35%	29.84%	to	29.39%
2012	2,450	$1.61	to	$1.54	$3,818	1.10%	1.00%	to	1.35%	15.15%	to	14.74%
2011	3,197	$1.40	to	$1.34	$4,336	0.77%	1.00%	to	1.35%	(3.60%)	to	(3.94%)
Fid VIP Contrafund, Serv Cl 2
2015	25,227	$2.57	to	$1.76	$61,258	0.72%	1.00%	to	2.25%	(0.58%)	to	(1.82%)
2014	33,394	$2.58	to	$1.79	$81,472	0.64%	1.00%	to	2.25%	10.54%	to	9.17%
2013	47,320	$2.34	to	$1.64	$104,867	0.75%	1.00%	to	2.25%	29.65%	to	28.04%
2012	63,348	$1.80	to	$1.28	$109,230	1.03%	1.00%	to	2.25%	14.98%	to	13.55%
2011	80,870	$1.57	to	$1.13	$122,228	0.73%	1.00%	to	2.25%	(3.75%)	to	(4.94%)
Fid VIP Dyn Appr, Serv Cl 2
2015	210	$2.39	to	$2.62	$488	0.59%	1.20%	to	1.80%	(0.18%)	to	(0.79%)
2014	227	$2.39	to	$2.65	$531	0.21%	1.20%	to	1.80%	9.34%	to	8.68%
2013	274	$2.19	to	$2.43	$586	0.13%	1.20%	to	1.80%	36.60%	to	35.81%
2012	281	$1.60	to	$1.79	$441	0.42%	1.20%	to	1.80%	20.79%	to	20.07%
2011	411	$1.33	to	$1.49	$533	—	1.20%	to	1.80%	(3.93%)	to	(4.50%)

360	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Gro & Inc, Serv Cl
2015	842	$1.63	to	$1.58	$1,337	1.80%	1.15%	to	1.60%	(3.47%)	to	(3.90%)
2014	1,070	$1.69	to	$1.64	$1,768	1.53%	1.15%	to	1.60%	9.12%	to	8.63%
2013	1,364	$1.55	to	$1.51	$2,073	1.58%	1.15%	to	1.60%	31.93%	to	31.34%
2012	1,814	$1.17	to	$1.15	$2,096	2.05%	1.15%	to	1.60%	17.04%	to	16.52%
2011	2,194	$1.00	to	$0.99	$2,174	1.65%	1.15%	to	1.60%	0.41%	to	(0.03%)
Fid VIP Gro & Inc, Serv Cl 2
2015	37	$1.79	to	$1.69	$66	1.91%	1.40%	to	1.80%	(3.89%)	to	(4.28%)
2014	37	$1.86	to	$1.77	$69	1.58%	1.40%	to	1.80%	8.70%	to	8.26%
2013	38	$1.71	to	$1.64	$64	1.70%	1.40%	to	1.80%	31.40%	to	30.88%
2012	38	$1.30	to	$1.25	$49	1.77%	1.40%	to	1.80%	16.60%	to	16.15%
2011	54	$1.12	to	$1.08	$59	1.01%	1.40%	to	1.80%	(0.05%)	to	(0.45%)
Fid VIP Gro, Serv Cl
2015	64	$1.51	to	$1.49	$96	0.16%	1.15%	to	1.25%	5.83%	to	5.72%
2014	69	$1.43	to	$1.41	$98	0.05%	1.15%	to	1.25%	9.92%	to	9.81%
2013	129	$1.30	to	$1.28	$167	0.19%	1.15%	to	1.25%	34.65%	to	34.51%
2012	130	$0.96	to	$0.95	$125	0.50%	1.15%	to	1.25%	13.23%	to	13.12%
2011	139	$0.85	to	$0.84	$118	0.27%	1.15%	to	1.25%	(1.00%)	to	(1.10%)
Fid VIP Gro, Serv Cl 2
2015	826	$1.97	to	$1.77	$1,632	0.03%	1.00%	to	2.20%	5.84%	to	4.58%
2014	944	$1.86	to	$1.69	$1,761	—	1.00%	to	2.20%	9.91%	to	8.60%
2013	1,416	$1.69	to	$1.56	$2,402	0.04%	1.00%	to	2.20%	34.65%	to	33.04%
2012	1,902	$1.26	to	$1.17	$2,407	0.34%	1.00%	to	2.20%	13.26%	to	11.90%
2011	2,202	$1.11	to	$1.05	$2,481	0.12%	1.00%	to	2.20%	(1.03%)	to	(2.21%)
Fid VIP Hi Inc, Serv Cl
2015	709	$1.58	to	$1.50	$1,073	6.14%	1.00%	to	1.35%	(4.71%)	to	(5.05%)
2014	791	$1.66	to	$1.58	$1,261	5.61%	1.00%	to	1.35%	0.07%	to	(0.28%)
2013	881	$1.66	to	$1.58	$1,409	5.54%	1.00%	to	1.35%	4.82%	to	4.45%
2012	978	$1.58	to	$1.51	$1,499	5.33%	1.00%	to	1.35%	13.06%	to	12.66%
2011	1,222	$1.40	to	$1.34	$1,660	5.26%	1.00%	to	1.35%	2.90%	to	2.53%
Fid VIP Hi Inc, Serv Cl 2
2015	177	$1.90	to	$1.83	$327	6.28%	1.20%	to	1.80%	(5.01%)	to	(5.58%)
2014	194	$2.00	to	$1.94	$377	5.02%	1.20%	to	1.80%	(0.30%)	to	(0.89%)
2013	261	$2.01	to	$1.96	$511	4.79%	1.20%	to	1.80%	4.44%	to	3.82%
2012	385	$1.93	to	$1.88	$719	5.01%	1.20%	to	1.80%	12.61%	to	11.94%
2011	510	$1.71	to	$1.68	$853	6.10%	1.20%	to	1.80%	2.48%	to	1.87%
Fid VIP Invest Gr, Serv Cl 2
2015	12,486	$1.17	to	$1.08	$16,382	2.09%	1.00%	to	2.25%	(1.83%)	to	(3.04%)
2014	17,219	$1.19	to	$1.12	$23,165	1.66%	1.00%	to	2.25%	4.58%	to	3.28%
2013	24,362	$1.14	to	$1.08	$31,579	2.06%	1.00%	to	2.25%	(3.04%)	to	(4.25%)
2012	27,262	$1.17	to	$1.13	$36,759	1.99%	1.00%	to	2.25%	4.55%	to	3.26%
2011	31,423	$1.12	to	$1.09	$40,830	2.70%	1.00%	to	2.25%	5.97%	to	4.66%
Fid VIP Mid Cap, Serv Cl
2015	1,781	$3.82	to	$3.31	$7,011	0.38%	1.00%	to	1.60%	(2.48%)	to	(3.06%)
2014	1,979	$3.92	to	$3.41	$8,019	0.15%	1.00%	to	1.60%	5.14%	to	4.51%
2013	2,309	$3.73	to	$3.26	$8,863	0.38%	1.00%	to	1.60%	34.71%	to	33.90%
2012	3,000	$2.77	to	$2.44	$8,496	0.47%	1.00%	to	1.60%	13.61%	to	12.93%
2011	3,914	$2.44	to	$2.16	$9,801	0.13%	1.00%	to	1.60%	(11.60%)	to	(12.13%)
Fid VIP Mid Cap, Serv Cl 2
2015	6,193	$3.09	to	$1.65	$18,434	0.23%	1.00%	to	2.25%	(2.61%)	to	(3.82%)
2014	7,891	$3.17	to	$1.72	$24,048	0.02%	1.00%	to	2.25%	4.98%	to	3.68%
2013	10,416	$3.02	to	$1.66	$30,315	0.25%	1.00%	to	2.25%	34.52%	to	32.85%
2012	14,128	$2.24	to	$1.25	$30,741	0.36%	1.00%	to	2.25%	13.42%	to	12.01%
2011	17,912	$1.98	to	$1.11	$34,692	0.02%	1.00%	to	2.25%	(11.74%)	to	(12.84%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	361

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl
2015	259	$1.33	to	$1.04	$327	1.22%	1.40%	to	1.60%	2.05%	to	1.85%
2014	329	$1.30	to	$1.02	$394	1.15%	1.40%	to	1.60%	(9.44%)	to	(9.62%)
2013	393	$1.43	to	$1.13	$523	1.12%	1.40%	to	1.60%	28.57%	to	28.31%
2012	600	$1.12	to	$0.88	$601	1.89%	1.40%	to	1.60%	18.86%	to	18.62%
2011	625	$0.94	to	$0.74	$526	1.26%	1.40%	to	1.60%	(18.38%)	to	(18.54%)
Fid VIP Overseas, Serv Cl 2
2015	4,129	$1.72	to	$1.23	$6,835	1.00%	1.00%	to	2.25%	2.27%	to	0.99%
2014	5,667	$1.68	to	$1.21	$9,172	0.97%	1.00%	to	2.25%	(9.21%)	to	(10.34%)
2013	7,651	$1.85	to	$1.35	$13,745	0.97%	1.00%	to	2.25%	28.87%	to	27.27%
2012	10,558	$1.44	to	$1.06	$14,911	1.58%	1.00%	to	2.25%	19.18%	to	17.71%
2011	13,331	$1.21	to	$0.90	$15,891	1.14%	1.00%	to	2.25%	(18.16%)	to	(19.18%)
FTVIPT Frank Global Real Est, Cl 2
2015	1,149	$1.88	to	$1.35	$2,682	3.17%	1.00%	to	2.20%	(0.43%)	to	(1.61%)
2014	1,326	$1.89	to	$1.37	$3,096	0.45%	1.00%	to	2.20%	13.87%	to	12.50%
2013	1,582	$1.66	to	$1.22	$3,239	4.47%	1.00%	to	2.20%	1.30%	to	0.09%
2012	1,959	$1.63	to	$1.21	$3,972	—	1.00%	to	2.20%	26.14%	to	24.63%
2011	2,509	$1.30	to	$0.97	$4,049	7.72%	1.00%	to	2.20%	(6.59%)	to	(7.71%)
FTVIPT Frank Inc, Cl 2
2015	4,733	$1.41	to	$1.31	$9,076	4.60%	1.00%	to	2.25%	(7.98%)	to	(9.12%)
2014	6,251	$1.53	to	$1.44	$13,125	4.97%	1.00%	to	2.25%	3.58%	to	2.29%
2013	7,710	$1.48	to	$1.41	$15,706	6.42%	1.00%	to	2.25%	12.81%	to	11.41%
2012	9,480	$1.31	to	$1.26	$17,222	6.52%	1.00%	to	2.25%	11.53%	to	10.14%
2011	11,781	$1.18	to	$1.15	$19,254	5.77%	1.00%	to	2.25%	1.37%	to	0.10%
FTVIPT Frank Mutual Shares, Cl 2
2015	13,766	$2.21	to	$1.50	$29,266	3.01%	1.00%	to	2.20%	(5.88%)	to	(7.00%)
2014	16,266	$2.35	to	$1.62	$36,913	1.97%	1.00%	to	2.20%	6.06%	to	4.79%
2013	19,887	$2.21	to	$1.54	$42,767	2.06%	1.00%	to	2.20%	26.99%	to	25.47%
2012	24,372	$1.74	to	$1.23	$41,386	1.99%	1.00%	to	2.20%	13.10%	to	11.75%
2011	30,382	$1.54	to	$1.10	$45,805	2.23%	1.00%	to	2.20%	(2.02%)	to	(3.19%)
FTVIPT Frank Rising Divd, Cl 2
2015	269	$1.58	to	$1.68	$476	1.47%	1.05%	to	2.20%	(4.65%)	to	(5.74%)
2014	288	$1.66	to	$1.78	$536	1.41%	1.05%	to	2.20%	7.59%	to	6.36%
2013	365	$1.54	to	$1.67	$634	1.38%	1.05%	to	2.20%	28.34%	to	26.87%
2012	596	$1.20	to	$1.32	$818	1.56%	1.05%	to	2.20%	10.79%	to	9.52%
2011	636	$1.09	to	$1.20	$793	1.49%	1.05%	to	2.20%	4.89%	to	3.70%
FTVIPT Frank Sm Cap Val, Cl 2
2015	1,451	$2.29	to	$2.70	$3,633	0.63%	1.00%	to	1.85%	(8.31%)	to	(9.08%)
2014	1,621	$2.49	to	$2.97	$4,407	0.63%	1.00%	to	1.85%	(0.43%)	to	(1.27%)
2013	1,988	$2.51	to	$3.01	$5,391	1.29%	1.00%	to	1.85%	34.88%	to	33.73%
2012	2,386	$1.86	to	$2.25	$4,833	0.77%	1.00%	to	1.85%	17.21%	to	16.21%
2011	2,821	$1.58	to	$1.93	$4,870	0.69%	1.00%	to	1.85%	(4.72%)	to	(5.52%)
FTVIPT Frank Sm Mid Cap Gro, Cl 2
2015	4,475	$1.46	to	$1.71	$6,061	—	1.00%	to	2.20%	(3.63%)	to	(4.77%)
2014	5,329	$1.51	to	$1.80	$7,412	—	1.00%	to	2.20%	6.40%	to	5.14%
2013	6,424	$1.42	to	$1.71	$8,390	—	1.00%	to	2.20%	36.78%	to	35.15%
2012	8,005	$1.04	to	$1.27	$7,528	—	1.00%	to	2.20%	9.75%	to	8.44%
2011	10,483	$0.95	to	$1.17	$8,944	—	1.00%	to	2.20%	(5.77%)	to	(6.90%)
FTVIPT Temp Dev Mkts, Cl 2
2015	157	$1.84	to	$1.75	$278	2.09%	1.00%	to	1.35%	(20.40%)	to	(20.68%)
2014	179	$2.32	to	$2.20	$400	1.43%	1.00%	to	1.35%	(9.31%)	to	(9.62%)
2013	162	$2.55	to	$2.44	$401	1.89%	1.00%	to	1.35%	(1.90%)	to	(2.25%)
2012	162	$2.60	to	$2.49	$408	1.21%	1.00%	to	1.35%	12.03%	to	11.64%
2011	280	$2.32	to	$2.23	$632	0.98%	1.00%	to	1.35%	(16.69%)	to	(16.98%)

362	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Temp Foreign, Cl 2
2015	3,666	$1.39	to	$1.87	$5,439	3.20%	1.00%	to	1.85%	(7.42%)		to	(8.21%)
2014	4,130	$1.50	to	$2.04	$6,628	1.87%	1.00%	to	1.85%	(12.02%)		to	(12.76%)
2013	4,988	$1.70	to	$2.34	$9,141	2.40%	1.00%	to	1.85%	21.75%		to	20.72%
2012	5,999	$1.40	to	$1.94	$9,089	3.05%	1.00%	to	1.85%	17.05%		to	16.06%
2011	7,749	$1.20	to	$1.67	$9,957	1.72%	1.00%	to	1.85%	(11.52%)		to	(12.27%)
FTVIPT Temp Global Bond, Cl 2
2015	8,407	$1.22	to	$1.13	$15,960	7.90%	1.00%	to	2.25%	(5.26%)		to	(6.44%)
2014	10,698	$1.29	to	$1.21	$21,579	5.16%	1.00%	to	2.25%	0.82%		to	(0.44%)
2013	14,446	$1.28	to	$1.22	$29,110	4.69%	1.00%	to	2.25%	0.62%		to	(0.64%)
2012	16,779	$1.27	to	$1.23	$33,890	6.46%	1.00%	to	2.25%	13.92%		to	12.50%
2011	20,972	$1.12	to	$1.09	$37,437	5.71%	1.00%	to	2.25%	(1.85%)		to	(3.07%)
FTVIPT Temp Gro, Cl 2
2015	1,034	$1.39	to	$1.29	$1,349	2.63%	1.00%	to	2.25%	(7.42%)		to	(8.57%)
2014	1,277	$1.50	to	$1.41	$1,829	1.34%	1.00%	to	2.25%	(3.78%)		to	(4.98%)
2013	1,913	$1.56	to	$1.48	$2,795	2.80%	1.00%	to	2.25%	29.52%		to	27.91%
2012	2,712	$1.20	to	$1.16	$3,115	2.03%	1.00%	to	2.25%	19.85%		to	18.36%
2011	2,964	$1.00	to	$0.98	$2,867	1.36%	1.00%	to	2.25%	(7.90%)		to	(9.04%)
GS VIT Mid Cap Val, Inst
2015	6,125	$1.89	to	$1.75	$17,152	0.37%	1.00%	to	2.25%	(9.99%)		to	(11.12%)
2014	7,836	$2.10	to	$1.97	$24,160	0.88%	1.00%	to	2.25%	12.44%		to	11.05%
2013	11,401	$1.86	to	$1.77	$31,098	0.76%	1.00%	to	2.25%	31.57%		to	29.93%
2012	16,119	$1.42	to	$1.36	$33,682	1.07%	1.00%	to	2.25%	17.29%		to	15.83%
2011	20,851	$1.21	to	$1.18	$37,699	0.73%	1.00%	to	2.25%	(7.31%)		to	(8.46%)
GS VIT Strategic Gro, Inst
2015	149	$1.58	to	$1.39	$216	0.35%	1.40%	to	1.60%	2.09%		to	1.89%
2014	155	$1.55	to	$1.36	$220	0.38%	1.40%	to	1.60%	12.06%		to	11.84%
2013	160	$1.38	to	$1.22	$203	0.31%	1.40%	to	1.60%	30.58%		to	30.32%
2012	302	$1.06	to	$0.93	$288	0.64%	1.40%	to	1.60%	18.22%		to	17.98%
2011	381	$0.90	to	$0.79	$307	0.43%	1.40%	to	1.60%	(3.97%)		to	(4.16%)
GS VIT Strategic Intl Eq, Inst
2015	66	$1.18	to	$0.89	$61	1.42%	1.40%	to	1.60%	(0.35%)		to	(0.55%)
2014	83	$1.18	to	$0.90	$77	3.40%	1.40%	to	1.60%	(8.83%)		to	(9.01%)
2013	94	$1.30	to	$0.99	$96	1.69%	1.40%	to	1.60%	22.48%		to	22.23%
2012	136	$1.06	to	$0.81	$112	1.93%	1.40%	to	1.60%	19.55%		to	19.31%
2011	171	$0.89	to	$0.68	$118	2.87%	1.40%	to	1.60%	(16.23%)		to	(16.40%)
GS VIT U.S. Eq Insights, Inst
2015	1,601	$2.06	to	$1.91	$2,375	1.34%	1.00%	to	2.25%	(1.01%)		to	(2.24%)
2014	1,744	$2.08	to	$1.95	$2,624	1.37%	1.00%	to	2.25%	15.21%		to	13.77%
2013	2,004	$1.81	to	$1.72	$2,621	1.09%	1.00%	to	2.25%	36.16%		to	34.46%
2012	2,443	$1.33	to	$1.28	$2,350	1.63%	1.00%	to	2.25%	13.32%		to	11.91%
2011	3,149	$1.17	to	$1.14	$2,693	1.60%	1.00%	to	2.25%	3.01%		to	1.74%
Invesco VI Am Fran, Ser I
2015	2,500	$1.50	to	$1.46	$3,722	—	1.00%	to	1.80%	3.96%		to	3.13%
2014	2,812	$1.44	to	$1.41	$4,043	0.04%	1.00%	to	1.80%	7.36%		to	6.51%
2013	3,320	$1.34	to	$1.33	$4,433	0.44%	1.00%	to	1.80%	38.74%		to	37.64%
2012	3,782	$0.97	to	$0.96	$3,654	—	1.00%	to	1.80%	(3.16	%)(7)	to	(3.68	%)(7)
Invesco VI Am Fran, Ser II
2015	528	$1.49	to	$1.42	$771	—	1.00%	to	2.25%	3.71%		to	2.42%
2014	663	$1.43	to	$1.39	$936	—	1.00%	to	2.25%	7.09%		to	5.76%
2013	828	$1.34	to	$1.31	$1,097	0.24%	1.00%	to	2.25%	38.40%		to	36.69%
2012	1,026	$0.97	to	$0.96	$988	—	1.00%	to	2.25%	(3.34	%)(7)	to	(4.16	%)(7)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	363

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2015	23,485	$2.41	to	$1.67	$46,533	1.58%	1.00%	to	2.25%	(7.13%)		to	(8.28%)
2014	30,410	$2.59	to	$1.82	$64,779	1.01%	1.00%	to	2.25%	8.02%		to	6.67%
2013	44,210	$2.40	to	$1.70	$87,712	1.34%	1.00%	to	2.25%	34.30%		to	32.63%
2012	62,958	$1.79	to	$1.28	$94,240	1.43%	1.00%	to	2.25%	17.74%		to	16.27%
2011	82,436	$1.52	to	$1.10	$105,831	1.37%	1.00%	to	2.25%	(3.08%)		to	(4.28%)
Invesco VI Core Eq, Ser I
2015	4,979	$1.58	to	$1.46	$8,321	1.11%	1.00%	to	1.80%	(6.71%)		to	(7.45%)
2014	5,592	$1.69	to	$1.58	$10,050	0.84%	1.00%	to	1.80%	7.07%		to	6.22%
2013	6,430	$1.58	to	$1.48	$10,817	1.34%	1.00%	to	1.80%	27.96%		to	26.94%
2012	7,622	$1.23	to	$1.17	$10,050	0.94%	1.00%	to	1.80%	12.75%		to	11.85%
2011	9,875	$1.09	to	$1.05	$11,473	0.93%	1.00%	to	1.80%	(1.06%)		to	(1.84%)
Invesco VI Core Eq, Ser II
2015	395	$1.54	to	$1.42	$582	0.92%	1.00%	to	1.85%	(6.94%)		to	(7.73%)
2014	403	$1.65	to	$1.54	$641	0.70%	1.00%	to	1.85%	6.77%		to	5.87%
2013	380	$1.55	to	$1.45	$569	1.81%	1.00%	to	1.85%	27.65%		to	26.58%
2012	75	$1.21	to	$1.15	$90	0.81%	1.00%	to	1.85%	12.48%		to	11.53%
2011	153	$1.08	to	$1.03	$162	0.62%	1.00%	to	1.85%	(1.28%)		to	(2.12%)
Invesco VI Global Hlth, Ser II
2015	220	$2.22	to	$2.06	$411	—	1.00%	to	2.25%	1.86%		to	0.60%
2014	461	$2.18	to	$2.05	$851	—	1.00%	to	2.25%	18.19%		to	16.71%
2013	424	$1.85	to	$1.76	$665	0.68%	1.00%	to	2.25%	38.77%		to	37.04%
2012	167	$1.33	to	$1.28	$191	—	1.00%	to	2.25%	19.40%		to	17.91%
2011	171	$1.12	to	$1.09	$165	—	1.00%	to	2.25%	2.69%		to	1.42%
Invesco VI Gro & Inc, Ser II
2015	433	$2.41	to	$2.30	$991	2.46%	1.00%	to	1.85%	(4.28%)		to	(5.09%)
2014	542	$2.52	to	$2.42	$1,293	1.42%	1.00%	to	1.85%	8.87%		to	7.95%
2013	673	$2.31	to	$2.25	$1,476	1.25%	1.00%	to	1.85%	32.44%		to	31.32%
2012	988	$1.75	to	$1.71	$1,653	1.28%	1.00%	to	1.85%	13.21%		to	12.25%
2011	1,162	$1.54	to	$1.52	$1,723	0.91%	1.00%	to	1.85%	(3.23%)		to	(4.05%)
Invesco VI Intl Gro, Ser I
2015	387	$2.14	to	$2.14	$826	1.47%	1.40%	to	1.40%	(3.70%)		to	(3.70%)
2014	428	$2.22	to	$2.22	$949	1.58%	1.40%	to	1.40%	(1.06%)		to	(1.06%)
2013	459	$2.24	to	$2.24	$1,030	1.18%	1.40%	to	1.40%	17.36%		to	17.36%
2012	522	$1.91	to	$1.91	$996	1.43%	1.40%	to	1.40%	13.92%		to	13.92%
2011	595	$1.68	to	$1.68	$998	1.58%	1.40%	to	1.40%	(8.04%)		to	(8.04%)
Invesco VI Intl Gro, Ser II
2015	1,522	$1.35	to	$1.25	$1,560	1.20%	1.00%	to	2.25%	(3.59%)		to	(4.78%)
2014	2,060	$1.40	to	$1.31	$2,197	1.25%	1.00%	to	2.25%	(0.91%)		to	(2.14%)
2013	2,876	$1.41	to	$1.34	$3,117	0.99%	1.00%	to	2.25%	17.54%		to	16.07%
2012	3,968	$1.20	to	$1.16	$3,681	1.22%	1.00%	to	2.25%	14.11%		to	12.68%
2011	5,269	$1.05	to	$1.03	$4,309	1.19%	1.00%	to	2.25%	(7.92%)		to	(9.06%)
Invesco VI Mid Cap Core Eq, Ser II
2015	831	$1.45	to	$1.53	$1,356	0.10%	1.05%	to	2.20%	(5.28%)		to	(6.36%)
2014	1,116	$1.53	to	$1.63	$1,928	—	1.05%	to	2.20%	3.08%		to	1.90%
2013	1,629	$1.48	to	$1.60	$2,741	0.49%	1.05%	to	2.20%	27.12%		to	25.67%
2012	2,207	$1.17	to	$1.28	$2,942	—	1.05%	to	2.20%	9.46%		to	8.21%
2011	2,764	$1.07	to	$1.18	$3,390	0.08%	1.05%	to	2.20%	(7.48%)		to	(8.53%)
Invesco VI Mid Cap Gro, Ser I
2015	148	$1.40	to	$1.39	$206	—	1.40%	to	1.60%	(0.20%)		to	(0.40%)
2014	195	$1.40	to	$1.39	$272	—	1.40%	to	1.60%	6.54%		to	6.32%
2013	243	$1.32	to	$1.31	$320	0.32%	1.40%	to	1.60%	35.11%		to	34.84%
2012	439	$0.97	to	$0.97	$427	—	1.40%	to	1.60%	(2.65	%)(7)	to	(2.78	%)(7)

364	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser II
2015	374	$1.41	to	$1.34	$520	—	1.00%	to	2.25%	0.04%		to	(1.21%)
2014	596	$1.41	to	$1.36	$831	—	1.00%	to	2.25%	6.62%		to	5.30%
2013	617	$1.32	to	$1.29	$811	0.20%	1.00%	to	2.25%	35.25%		to	33.56%
2012	1,090	$0.98	to	$0.97	$1,061	—	1.00%	to	2.25%	(2.39	%)(7)	to	(3.22	%)(7)
Invesco VI Val Opp, Ser II
2015	6,657	$1.30	to	$1.11	$8,848	2.16%	1.00%	to	2.20%	(11.54%)		to	(12.60%)
2014	8,370	$1.47	to	$1.27	$12,613	1.10%	1.00%	to	2.20%	5.33%		to	4.07%
2013	11,549	$1.39	to	$1.22	$16,493	1.16%	1.00%	to	2.20%	31.95%		to	30.38%
2012	15,092	$1.06	to	$0.94	$16,414	1.16%	1.00%	to	2.20%	16.48%		to	15.09%
2011	19,539	$0.91	to	$0.81	$18,392	0.60%	1.00%	to	2.20%	(4.35%)		to	(5.49%)
Janus Aspen Bal, Inst
2015	614	$3.35	to	$3.35	$2,056	1.58%	1.40%	to	1.40%	(0.78%)		to	(0.78%)
2014	673	$3.38	to	$3.38	$2,272	1.72%	1.40%	to	1.40%	7.00%		to	7.00%
2013	782	$3.15	to	$3.15	$2,465	7.15%	1.40%	to	1.40%	18.49%		to	18.49%
2012	916	$2.66	to	$2.66	$2,438	2.79%	1.40%	to	1.40%	12.04%		to	12.04%
2011	1,023	$2.38	to	$2.38	$2,430	2.36%	1.40%	to	1.40%	0.23%		to	0.23%
Janus Aspen Enterprise, Serv
2015	680	$1.26	to	$0.90	$708	0.53%	1.15%	to	1.60%	2.58%		to	2.12%
2014	721	$1.23	to	$0.88	$728	0.03%	1.15%	to	1.60%	10.96%		to	10.46%
2013	918	$1.11	to	$0.80	$832	0.37%	1.15%	to	1.60%	30.53%		to	29.94%
2012	1,024	$0.85	to	$0.62	$712	—	1.15%	to	1.60%	15.65%		to	15.13%
2011	1,173	$0.73	to	$0.53	$706	—	1.15%	to	1.60%	(2.77%)		to	(3.21%)
Janus Aspen Gbl Res, Inst
2015	434	$1.81	to	$1.81	$785	0.65%	1.40%	to	1.40%	(3.65%)		to	(3.65%)
2014	463	$1.88	to	$1.88	$870	1.08%	1.40%	to	1.40%	5.95%		to	5.95%
2013	502	$1.77	to	$1.77	$890	1.22%	1.40%	to	1.40%	26.64%		to	26.64%
2012	622	$1.40	to	$1.40	$871	0.87%	1.40%	to	1.40%	18.41%		to	18.41%
2011	644	$1.18	to	$1.18	$761	0.57%	1.40%	to	1.40%	(14.94%)		to	(14.94%)
Janus Aspen Global Tech, Serv
2015	150	$0.90	to	$0.79	$123	—	1.15%	to	1.60%	3.45%		to	2.99%
2014	166	$0.87	to	$0.76	$132	—	1.15%	to	1.60%	8.10%		to	7.61%
2013	206	$0.80	to	$0.71	$151	—	1.15%	to	1.60%	33.84%		to	33.24%
2012	308	$0.60	to	$0.53	$172	—	1.15%	to	1.60%	17.78%		to	17.25%
2011	475	$0.51	to	$0.45	$223	—	1.15%	to	1.60%	(9.70%)		to	(10.10%)
Janus Aspen Janus, Serv
2015	2,299	$1.92	to	$1.78	$2,990	0.44%	1.00%	to	2.25%	4.03%		to	2.73%
2014	3,163	$1.84	to	$1.73	$4,032	0.22%	1.00%	to	2.25%	11.61%		to	10.22%
2013	4,621	$1.65	to	$1.57	$5,368	0.64%	1.00%	to	2.25%	28.70%		to	27.10%
2012	6,450	$1.28	to	$1.24	$5,882	0.42%	1.00%	to	2.25%	17.11%		to	15.65%
2011	8,769	$1.10	to	$1.07	$6,876	0.43%	1.00%	to	2.25%	(6.48%)		to	(7.64%)
Janus Aspen Overseas, Serv
2015	1,068	$1.09	to	$0.96	$1,054	0.51%	1.40%	to	1.60%	(10.07%)		to	(10.25%)
2014	1,187	$1.21	to	$1.07	$1,304	2.92%	1.40%	to	1.60%	(13.32%)		to	(13.50%)
2013	1,376	$1.40	to	$1.24	$1,750	3.05%	1.40%	to	1.60%	12.69%		to	12.47%
2012	1,508	$1.24	to	$1.10	$1,711	0.59%	1.40%	to	1.60%	11.60%		to	11.38%
2011	1,766	$1.11	to	$0.99	$1,800	0.37%	1.40%	to	1.60%	(33.28%)		to	(33.41%)
JPM Ins Trust U.S. Eq, Cl 1
2015	161	$2.50	to	$2.47	$399	1.15%	1.40%	to	1.60%	(0.54%)		to	(0.74%)
2014	179	$2.51	to	$2.49	$448	0.94%	1.40%	to	1.60%	12.32%		to	12.09%
2013	240	$2.24	to	$2.22	$535	1.30%	1.40%	to	1.60%	34.32%		to	34.05%
2012	260	$1.67	to	$1.65	$431	1.55%	1.40%	to	1.60%	16.01%		to	15.77%
2011	321	$1.44	to	$1.43	$460	1.21%	1.40%	to	1.60%	(3.23%)		to	(3.42%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	365

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Retire Intl Eq, Serv
2015	76	$1.26	to	$1.21	$93	1.49%	1.40%	to	1.60%	0.33%		to	0.13%
2014	86	$1.25	to	$1.21	$106	1.51%	1.40%	to	1.60%	(5.54%)		to	(5.73%)
2013	93	$1.33	to	$1.28	$121	1.26%	1.40%	to	1.60%	19.08%		to	18.85%
2012	110	$1.12	to	$1.08	$120	1.68%	1.40%	to	1.60%	19.42%		to	19.18%
2011	108	$0.93	to	$0.90	$99	2.03%	1.40%	to	1.60%	(8.56%)		to	(8.74%)
Lazard Retire U.S. Strategic, Serv
2015	86	$1.56	to	$1.64	$140	0.42%	1.40%	to	1.60%	(6.76%)		to	(6.94%)
2014	93	$1.67	to	$1.76	$163	0.64%	1.40%	to	1.60%	13.12%		to	12.89%
2013	109	$1.48	to	$1.56	$169	0.91%	1.40%	to	1.60%	26.29%		to	26.03%
2012	125	$1.17	to	$1.24	$152	1.05%	1.40%	to	1.60%	12.42%		to	12.20%
2011	160	$1.04	to	$1.10	$173	0.98%	1.40%	to	1.60%	0.54%		to	0.34%
LVIP Baron Gro Opp, Serv Cl
2015	244	$3.30	to	$2.68	$759	7.88%	1.40%	to	1.60%	(6.09%)		to	(6.28%)
2014	263	$3.51	to	$2.86	$869	0.18%	1.40%	to	1.60%	3.40%		to	3.19%
2013	319	$3.39	to	$2.78	$999	0.42%	1.40%	to	1.60%	38.12%		to	37.84%
2012	358	$2.46	to	$2.01	$801	1.14%	1.40%	to	1.60%	16.60%		to	16.36%
2011	406	$2.11	to	$1.73	$773	—	1.40%	to	1.60%	2.58%		to	2.38%
MFS Inv Trust, Init Cl
2015	852	$1.70	to	$2.43	$1,375	0.89%	1.15%	to	1.80%	(0.93%)		to	(1.57%)
2014	1,015	$1.72	to	$2.46	$1,661	0.95%	1.15%	to	1.80%	9.73%		to	9.02%
2013	1,212	$1.57	to	$2.26	$1,811	1.07%	1.15%	to	1.80%	30.55%		to	29.69%
2012	1,472	$1.20	to	$1.74	$1,690	0.89%	1.15%	to	1.80%	17.82%		to	17.05%
2011	2,005	$1.02	to	$1.49	$1,963	0.90%	1.15%	to	1.80%	(3.30%)		to	(3.93%)
MFS Inv Trust, Serv Cl
2015	323	$1.57	to	$1.79	$541	0.68%	1.15%	to	1.80%	(1.19%)		to	(1.82%)
2014	357	$1.58	to	$1.82	$602	0.77%	1.15%	to	1.80%	9.44%		to	8.73%
2013	378	$1.45	to	$1.67	$584	0.95%	1.15%	to	1.80%	30.23%		to	29.38%
2012	406	$1.11	to	$1.29	$479	0.74%	1.15%	to	1.80%	17.47%		to	16.71%
2011	420	$0.95	to	$1.11	$422	0.76%	1.15%	to	1.80%	(3.53%)		to	(4.16%)
MFS Mass Inv Gro Stock, Serv Cl
2015	1,640	$0.98	to	$0.97	$1,599	0.60%	1.00%	to	2.20%	(2.38	%)(10)	to	(3.28	%)(10)
MFS New Dis, Init Cl
2015	418	$2.49	to	$1.48	$856	—	1.15%	to	1.60%	(3.01%)		to	(3.44%)
2014	487	$2.56	to	$1.53	$1,013	—	1.15%	to	1.60%	(8.32%)		to	(8.73%)
2013	558	$2.80	to	$1.68	$1,260	—	1.15%	to	1.60%	39.90%		to	39.28%
2012	632	$2.00	to	$1.20	$1,026	—	1.15%	to	1.60%	19.83%		to	19.29%
2011	858	$1.67	to	$1.01	$1,120	—	1.15%	to	1.60%	(11.29%)		to	(11.69%)
MFS New Dis, Serv Cl
2015	928	$1.79	to	$1.84	$1,670	—	1.00%	to	2.20%	(3.12%)		to	(4.27%)
2014	1,079	$1.85	to	$1.92	$2,024	—	1.00%	to	2.20%	(8.41%)		to	(9.51%)
2013	1,220	$2.01	to	$2.12	$2,512	—	1.00%	to	2.20%	39.81%		to	38.15%
2012	1,535	$1.44	to	$1.53	$2,277	—	1.00%	to	2.20%	19.69%		to	18.26%
2011	1,783	$1.20	to	$1.30	$2,221	—	1.00%	to	2.20%	(11.38%)		to	(12.44%)
MFS Research, Init Cl
2015	728	$1.70	to	$1.43	$1,098	0.73%	1.40%	to	1.60%	(0.60%)		to	(0.80%)
2014	792	$1.71	to	$1.44	$1,201	0.79%	1.40%	to	1.60%	8.67%		to	8.45%
2013	1,043	$1.57	to	$1.33	$1,444	0.32%	1.40%	to	1.60%	30.45%		to	30.19%
2012	1,148	$1.20	to	$1.02	$1,213	0.79%	1.40%	to	1.60%	15.64%		to	15.41%
2011	1,319	$1.04	to	$0.88	$1,215	0.82%	1.40%	to	1.60%	(1.83%)		to	(2.03%)
MFS Total Return, Init Cl
2015	42	$2.10	to	$2.06	$87	2.42%	1.15%	to	1.25%	(1.51%)		to	(1.61%)
2014	81	$2.13	to	$2.10	$170	1.88%	1.15%	to	1.25%	7.26%		to	7.15%
2013	84	$1.98	to	$1.96	$165	1.76%	1.15%	to	1.25%	17.69%		to	17.57%
2012	102	$1.69	to	$1.66	$171	2.67%	1.15%	to	1.25%	9.98%		to	9.87%
2011	135	$1.53	to	$1.51	$205	2.51%	1.15%	to	1.25%	0.61%		to	0.51%

366	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Total Return, Serv Cl
2015	9,953	$2.01	to	$1.39	$18,481	2.32%	1.00%	to	2.25%	(1.57%)	to	(2.78%)
2014	11,494	$2.04	to	$1.43	$21,781	1.68%	1.00%	to	2.25%	7.16%	to	5.82%
2013	13,807	$1.91	to	$1.35	$24,545	1.62%	1.00%	to	2.25%	17.56%	to	16.09%
2012	16,412	$1.62	to	$1.17	$24,911	2.45%	1.00%	to	2.25%	9.83%	to	8.46%
2011	21,349	$1.48	to	$1.07	$29,665	2.28%	1.00%	to	2.25%	0.58%	to	(0.67%)
MFS Utilities, Init Cl
2015	1,809	$2.74	to	$3.63	$4,109	4.07%	1.15%	to	1.80%	(15.50%)	to	(16.05%)
2014	2,149	$3.24	to	$4.33	$5,774	2.09%	1.15%	to	1.80%	11.44%	to	10.72%
2013	2,451	$2.91	to	$3.91	$5,919	2.32%	1.15%	to	1.80%	19.14%	to	18.37%
2012	2,754	$2.44	to	$3.30	$5,620	6.68%	1.15%	to	1.80%	12.18%	to	11.45%
2011	3,351	$2.18	to	$2.96	$6,045	3.13%	1.15%	to	1.80%	5.57%	to	4.89%
MFS Utilities, Serv Cl
2015	543	$3.43	to	$1.45	$1,639	3.78%	1.00%	to	2.25%	(15.61%)	to	(16.66%)
2014	697	$4.07	to	$1.74	$2,447	1.86%	1.00%	to	2.25%	11.35%	to	9.97%
2013	888	$3.65	to	$1.58	$2,815	2.09%	1.00%	to	2.25%	19.02%	to	17.54%
2012	1,055	$3.07	to	$1.35	$2,834	6.34%	1.00%	to	2.25%	12.08%	to	10.68%
2011	1,251	$2.74	to	$1.22	$3,004	2.86%	1.00%	to	2.25%	5.45%	to	4.14%
MS UIF Global Real Est, Cl II
2015	368	$1.60	to	$1.48	$363	2.08%	1.00%	to	2.25%	(2.40%)	to	(3.61%)
2014	626	$1.63	to	$1.53	$629	0.73%	1.00%	to	2.25%	12.72%	to	11.32%
2013	822	$1.45	to	$1.38	$736	3.48%	1.00%	to	2.25%	1.61%	to	0.35%
2012	1,067	$1.43	to	$1.37	$943	0.54%	1.00%	to	2.25%	28.65%	to	27.05%
2011	1,451	$1.11	to	$1.08	$1,002	3.21%	1.00%	to	2.25%	(11.05%)	to	(12.15%)
MS UIF Mid Cap Gro, Cl II
2015	110	$1.71	to	$1.58	$162	—	1.00%	to	2.25%	(6.93%)	to	(8.08%)
2014	181	$1.83	to	$1.72	$285	—	1.00%	to	2.25%	0.82%	to	(0.42%)
2013	239	$1.82	to	$1.73	$373	0.20%	1.00%	to	2.25%	36.12%	to	34.43%
2012	163	$1.34	to	$1.28	$189	—	1.00%	to	2.25%	7.40%	to	6.07%
2011	195	$1.24	to	$1.21	$212	0.21%	1.00%	to	2.25%	(8.10%)	to	(9.24%)
MS UIF U.S. Real Est, Cl I
2015	175	$3.65	to	$3.57	$600	1.41%	1.00%	to	1.85%	1.15%	to	0.30%
2014	234	$3.61	to	$3.56	$776	1.40%	1.00%	to	1.85%	28.43%	to	27.35%
2013	326	$2.81	to	$2.79	$841	1.10%	1.00%	to	1.85%	1.04%	to	0.18%
2012	373	$2.78	to	$2.79	$953	0.88%	1.00%	to	1.85%	14.68%	to	13.71%
2011	378	$2.42	to	$2.45	$837	0.78%	1.00%	to	1.85%	4.87%	to	3.98%
MS UIF U.S. Real Est, Cl II
2015	563	$1.57	to	$2.42	$1,381	1.17%	1.05%	to	2.20%	0.86%	to	(0.29%)
2014	718	$1.55	to	$2.43	$1,771	1.22%	1.05%	to	2.20%	28.08%	to	26.62%
2013	1,172	$1.21	to	$1.92	$2,221	0.82%	1.05%	to	2.20%	0.69%	to	(0.46%)
2012	1,367	$1.21	to	$1.92	$2,604	0.58%	1.05%	to	2.20%	14.41%	to	13.10%
2011	1,712	$1.05	to	$1.70	$2,902	0.53%	1.05%	to	2.20%	4.56%	to	3.37%
Oppen Cap Appr VA
2015	366	$2.42	to	$2.42	$886	0.09%	1.40%	to	1.40%	2.10%	to	2.10%
2014	386	$2.37	to	$2.37	$914	0.45%	1.40%	to	1.40%	13.81%	to	13.81%
2013	433	$2.08	to	$2.08	$900	0.97%	1.40%	to	1.40%	27.94%	to	27.94%
2012	537	$1.63	to	$1.63	$873	0.65%	1.40%	to	1.40%	12.53%	to	12.53%
2011	629	$1.44	to	$1.44	$908	0.38%	1.40%	to	1.40%	(2.52%)	to	(2.52%)
Oppen Cap Appr VA, Serv
2015	9,118	$1.82	to	$1.72	$16,717	—	1.00%	to	2.25%	2.24%	to	0.97%
2014	12,492	$1.78	to	$1.71	$22,387	0.19%	1.00%	to	2.25%	13.98%	to	12.56%
2013	18,294	$1.56	to	$1.52	$28,882	0.74%	1.00%	to	2.25%	28.14%	to	26.55%
2012	24,128	$1.22	to	$1.20	$30,036	0.39%	1.00%	to	2.25%	12.67%	to	11.27%
2011	29,722	$1.08	to	$1.08	$33,088	0.12%	1.00%	to	2.25%	(2.35%)	to	(3.56%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	367

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Global VA
2015	13	$2.94	to	$2.94	$40	1.30%	1.40%	to	1.40%	2.50%	to	2.50%
2014	13	$2.87	to	$2.87	$39	1.10%	1.40%	to	1.40%	0.87%	to	0.87%
2013	14	$2.84	to	$2.84	$38	1.37%	1.40%	to	1.40%	25.54%	to	25.54%
2012	14	$2.27	to	$2.27	$31	2.27%	1.40%	to	1.40%	19.58%	to	19.58%
2011	16	$1.89	to	$1.89	$30	1.30%	1.40%	to	1.40%	(9.56%)	to	(9.56%)
Oppen Global VA, Serv
2015	1,476	$2.32	to	$1.53	$3,326	1.07%	1.00%	to	2.25%	2.64%	to	1.36%
2014	1,926	$2.27	to	$1.51	$4,237	0.88%	1.00%	to	2.25%	1.04%	to	(0.21%)
2013	2,590	$2.24	to	$1.52	$5,634	1.17%	1.00%	to	2.25%	25.73%	to	24.16%
2012	3,588	$1.78	to	$1.22	$6,293	1.90%	1.00%	to	2.25%	19.74%	to	18.26%
2011	4,709	$1.49	to	$1.03	$6,936	1.15%	1.00%	to	2.25%	(9.44%)	to	(10.56%)
Oppen Global Strategic Inc VA
2015	68	$2.00	to	$2.00	$137	5.90%	1.40%	to	1.40%	(3.62%)	to	(3.62%)
2014	77	$2.08	to	$2.08	$159	4.22%	1.40%	to	1.40%	1.41%	to	1.41%
2013	91	$2.05	to	$2.05	$186	4.98%	1.40%	to	1.40%	(1.52%)	to	(1.52%)
2012	100	$2.08	to	$2.08	$208	2.23%	1.40%	to	1.40%	11.95%	to	11.95%
2011	10	$1.86	to	$1.86	$19	3.20%	1.40%	to	1.40%	(0.54%)	to	(0.54%)
Oppen Global Strategic Inc VA, Srv
2015	17,888	$1.83	to	$1.14	$28,291	5.51%	1.00%	to	2.25%	(3.46%)	to	(4.66%)
2014	23,277	$1.90	to	$1.19	$38,111	3.90%	1.00%	to	2.25%	1.48%	to	0.21%
2013	31,395	$1.87	to	$1.19	$50,810	4.62%	1.00%	to	2.25%	(1.36%)	to	(2.58%)
2012	35,569	$1.90	to	$1.22	$59,046	5.60%	1.00%	to	2.25%	12.02%	to	10.64%
2011	43,961	$1.69	to	$1.10	$65,552	3.08%	1.00%	to	2.25%	(0.35%)	to	(1.59%)
Oppen Main St VA
2015	24	$1.68	to	$1.68	$40	0.92%	1.40%	to	1.40%	1.89%	to	1.89%
2014	24	$1.64	to	$1.64	$40	0.72%	1.40%	to	1.40%	9.16%	to	9.16%
2013	58	$1.51	to	$1.51	$87	1.09%	1.40%	to	1.40%	29.94%	to	29.94%
2012	64	$1.16	to	$1.16	$74	0.94%	1.40%	to	1.40%	15.24%	to	15.24%
2011	70	$1.01	to	$1.01	$71	0.84%	1.40%	to	1.40%	(1.40%)	to	(1.40%)
Oppen Main St Sm Cap VA, Serv
2015	1,139	$2.63	to	$1.92	$2,988	0.65%	1.00%	to	2.25%	(7.03%)	to	(8.18%)
2014	1,379	$2.83	to	$2.09	$3,890	0.66%	1.00%	to	2.25%	10.54%	to	9.17%
2013	1,771	$2.56	to	$1.92	$4,533	0.68%	1.00%	to	2.25%	39.22%	to	37.50%
2012	2,095	$1.84	to	$1.39	$3,869	0.33%	1.00%	to	2.25%	16.50%	to	15.04%
2011	2,749	$1.58	to	$1.21	$4,392	0.44%	1.00%	to	2.25%	(3.35%)	to	(4.55%)
PIMCO VIT All Asset, Advisor Cl
2015	1,747	$1.13	to	$1.05	$1,945	2.98%	1.00%	to	2.25%	(10.09%)	to	(11.20%)
2014	2,351	$1.26	to	$1.18	$2,927	4.78%	1.00%	to	2.25%	(0.52%)	to	(1.77%)
2013	3,231	$1.26	to	$1.20	$4,074	4.28%	1.00%	to	2.25%	(0.89%)	to	(2.13%)
2012	3,945	$1.28	to	$1.23	$5,056	4.60%	1.00%	to	2.25%	13.66%	to	12.26%
2011	5,060	$1.12	to	$1.09	$5,746	7.31%	1.00%	to	2.25%	0.91%	to	(0.33%)
Put VT Div Inc, Cl IA
2015	351	$2.36	to	$2.36	$832	9.94%	1.40%	to	1.40%	(3.67%)	to	(3.67%)
2014	400	$2.45	to	$2.45	$985	8.31%	1.40%	to	1.40%	(0.72%)	to	(0.72%)
2013	437	$2.47	to	$2.47	$1,085	3.46%	1.40%	to	1.40%	6.58%	to	6.58%
2012	481	$2.32	to	$2.32	$1,120	5.84%	1.40%	to	1.40%	10.25%	to	10.25%
2011	509	$2.10	to	$2.10	$1,077	10.32%	1.40%	to	1.40%	(4.37%)	to	(4.37%)
Put VT Div Inc, Cl IB
2015	220	$1.82	to	$1.82	$400	9.45%	1.40%	to	1.40%	(3.70%)	to	(3.70%)
2014	248	$1.89	to	$1.89	$467	8.18%	1.40%	to	1.40%	(1.05%)	to	(1.05%)
2013	291	$1.91	to	$1.91	$554	3.19%	1.40%	to	1.40%	6.32%	to	6.32%
2012	308	$1.79	to	$1.79	$553	5.58%	1.40%	to	1.40%	9.97%	to	9.97%
2011	350	$1.63	to	$1.63	$571	9.92%	1.40%	to	1.40%	(4.51%)	to	(4.51%)

368	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Eq, Cl IA
2015	228	$1.66	to	$1.66	$378	1.23%	1.40%	to	1.40%	(2.86%)	to	(2.86%)
2014	232	$1.71	to	$1.71	$397	0.66%	1.40%	to	1.40%	0.35%	to	0.35%
2013	275	$1.71	to	$1.71	$470	1.72%	1.40%	to	1.40%	30.44%	to	30.44%
2012	311	$1.31	to	$1.31	$406	1.89%	1.40%	to	1.40%	18.87%	to	18.87%
2011	322	$1.10	to	$1.10	$355	2.22%	1.40%	to	1.40%	(6.10%)	to	(6.10%)
Put VT Global Hlth Care, Cl IB
2015	446	$3.17	to	$2.35	$1,227	7.83%	1.00%	to	2.20%	6.71%	to	5.44%
2014	453	$2.97	to	$2.23	$1,183	9.90%	1.00%	to	2.20%	26.37%	to	24.87%
2013	562	$2.35	to	$1.78	$1,164	1.14%	1.00%	to	2.20%	40.26%	to	38.59%
2012	698	$1.68	to	$1.29	$1,027	1.30%	1.00%	to	2.20%	21.05%	to	19.60%
2011	840	$1.38	to	$1.08	$1,025	3.79%	1.00%	to	2.20%	(2.16%)	to	(3.33%)
Put VT Gro & Inc, Cl IA
2015	863	$3.39	to	$3.39	$2,930	2.13%	1.40%	to	1.40%	(8.61%)	to	(8.61%)
2014	956	$3.71	to	$3.71	$3,552	1.58%	1.40%	to	1.40%	9.49%	to	9.49%
2013	1,030	$3.39	to	$3.39	$3,498	1.85%	1.40%	to	1.40%	34.13%	to	34.13%
2012	1,079	$2.53	to	$2.53	$2,732	1.97%	1.40%	to	1.40%	17.77%	to	17.77%
2011	1,139	$2.15	to	$2.15	$2,448	1.52%	1.40%	to	1.40%	(5.77%)	to	(5.77%)
Put VT Gro & Inc, Cl IB
2015	1,570	$1.62	to	$1.88	$2,595	1.85%	1.00%	to	1.85%	(8.45%)	to	(9.22%)
2014	1,744	$1.77	to	$2.08	$3,173	1.35%	1.00%	to	1.85%	9.63%	to	8.70%
2013	2,006	$1.62	to	$1.91	$3,343	1.72%	1.00%	to	1.85%	34.33%	to	33.19%
2012	2,352	$1.20	to	$1.43	$2,917	1.77%	1.00%	to	1.85%	17.95%	to	16.95%
2011	2,841	$1.02	to	$1.23	$2,985	1.34%	1.00%	to	1.85%	(5.59%)	to	(6.39%)
Put VT Hi Yield, Cl IA
2015	164	$2.75	to	$2.75	$453	7.27%	1.40%	to	1.40%	(6.46%)	to	(6.46%)
2014	180	$2.94	to	$2.94	$533	6.33%	1.40%	to	1.40%	0.50%	to	0.50%
2013	189	$2.92	to	$2.92	$558	7.03%	1.40%	to	1.40%	6.60%	to	6.60%
2012	200	$2.74	to	$2.74	$549	7.88%	1.40%	to	1.40%	14.72%	to	14.72%
2011	217	$2.39	to	$2.39	$519	8.07%	1.40%	to	1.40%	0.44%	to	0.44%
Put VT Hi Yield, Cl IB
2015	97	$2.01	to	$2.01	$196	6.99%	1.40%	to	1.40%	(6.67%)	to	(6.67%)
2014	113	$2.16	to	$2.16	$244	6.10%	1.40%	to	1.40%	0.15%	to	0.15%
2013	125	$2.15	to	$2.15	$270	6.92%	1.40%	to	1.40%	6.36%	to	6.36%
2012	139	$2.02	to	$2.02	$281	7.36%	1.40%	to	1.40%	14.39%	to	14.39%
2011	176	$1.77	to	$1.77	$312	8.06%	1.40%	to	1.40%	0.34%	to	0.34%
Put VT Inc, Cl IB
2015	39	$1.93	to	$1.48	$69	4.58%	1.15%	to	1.80%	(2.59%)	to	(3.21%)
2014	47	$1.98	to	$1.53	$85	5.82%	1.15%	to	1.80%	5.23%	to	4.56%
2013	40	$1.88	to	$1.46	$68	3.89%	1.15%	to	1.80%	0.71%	to	0.05%
2012	42	$1.87	to	$1.46	$73	4.85%	1.15%	to	1.80%	9.48%	to	8.76%
2011	41	$1.71	to	$1.34	$66	8.54%	1.15%	to	1.80%	3.80%	to	3.13%
Put VT Intl Eq, Cl IB
2015	4,964	$1.51	to	$1.29	$5,711	1.18%	1.00%	to	2.20%	(0.86%)	to	(2.04%)
2014	5,570	$1.52	to	$1.32	$6,474	0.97%	1.00%	to	2.20%	(7.70%)	to	(8.80%)
2013	6,637	$1.65	to	$1.45	$8,307	1.51%	1.00%	to	2.20%	26.80%	to	25.28%
2012	8,191	$1.30	to	$1.15	$8,176	2.28%	1.00%	to	2.20%	20.70%	to	19.25%
2011	10,294	$1.08	to	$0.97	$8,574	3.49%	1.00%	to	2.20%	(17.76%)	to	(18.75%)
Put VT Intl Gro, Cl IB
2015	355	$1.06	to	$1.22	$366	—	1.00%	to	1.40%	0.11%	to	(0.29%)
2014	369	$1.05	to	$1.22	$383	0.06%	1.00%	to	1.40%	(7.08%)	to	(7.45%)
2013	394	$1.14	to	$1.32	$441	1.05%	1.00%	to	1.40%	21.15%	to	20.67%
2012	434	$0.94	to	$1.09	$404	1.49%	1.00%	to	1.40%	19.80%	to	19.32%
2011	537	$0.78	to	$0.91	$421	2.68%	1.00%	to	1.40%	(18.72%)	to	(19.04%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	369

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Intl Val, Cl IB
2015	—	$1.28	to	$1.28	$0	1.30%	1.40%	to	1.40%	(3.36%)	to	(3.36%)
2014	—	$1.33	to	$1.33	$0	1.32%	1.40%	to	1.40%	(10.75%)	to	(10.75%)
2013	—	$1.49	to	$1.49	$0	2.52%	1.40%	to	1.40%	20.51%	to	20.51%
2012	—	$1.23	to	$1.23	$0	4.61%	1.40%	to	1.40%	20.01%	to	20.01%
2011	4	$1.03	to	$1.03	$4	2.55%	1.40%	to	1.40%	(14.98%)	to	(14.98%)
Put VT Multi-Cap Gro, Cl IA
2015	596	$3.42	to	$3.42	$2,038	1.91%	1.40%	to	1.40%	(1.46%)	to	(1.46%)
2014	639	$3.47	to	$3.47	$2,218	0.52%	1.40%	to	1.40%	12.22%	to	12.22%
2013	691	$3.09	to	$3.09	$2,140	0.73%	1.40%	to	1.40%	34.84%	to	34.84%
2012	735	$2.29	to	$2.29	$1,687	0.50%	1.40%	to	1.40%	15.46%	to	15.46%
2011	789	$1.99	to	$1.99	$1,569	0.39%	1.40%	to	1.40%	(6.20%)	to	(6.20%)
Put VT Multi-Cap Gro, Cl IB
2015	1,824	$1.84	to	$1.73	$3,294	1.70%	1.00%	to	2.20%	(1.28%)	to	(2.46%)
2014	2,037	$1.86	to	$1.77	$3,741	0.31%	1.00%	to	2.20%	12.36%	to	11.02%
2013	2,334	$1.66	to	$1.59	$3,827	0.53%	1.00%	to	2.20%	35.08%	to	33.47%
2012	2,822	$1.23	to	$1.19	$3,438	0.24%	1.00%	to	2.20%	15.60%	to	14.22%
2011	3,293	$1.06	to	$1.05	$3,482	0.27%	1.00%	to	2.20%	(6.02%)	to	(7.14%)
Put VT Research, Cl IB
2015	58	$1.87	to	$2.13	$111	1.29%	1.00%	to	1.85%	(2.53%)	to	(3.35%)
2014	62	$1.92	to	$2.20	$121	0.78%	1.00%	to	1.85%	13.72%	to	12.75%
2013	71	$1.69	to	$1.95	$121	1.32%	1.00%	to	1.85%	32.04%	to	30.92%
2012	96	$1.28	to	$1.49	$124	0.99%	1.00%	to	1.85%	16.74%	to	15.75%
2011	124	$1.09	to	$1.29	$138	0.81%	1.00%	to	1.85%	(2.72%)	to	(3.54%)
Put VT Sm Cap Val, Cl IB
2015	351	$1.29	to	$1.58	$571	12.27%	1.05%	to	2.20%	(5.24%)	to	(6.32%)
2014	415	$1.36	to	$1.68	$719	24.04%	1.05%	to	2.20%	2.35%	to	1.18%
2013	443	$1.32	to	$1.66	$755	0.92%	1.05%	to	2.20%	38.15%	to	36.57%
2012	564	$0.96	to	$1.22	$703	0.46%	1.05%	to	2.20%	16.26%	to	14.93%
2011	706	$0.82	to	$1.06	$766	0.52%	1.05%	to	2.20%	(5.72%)	to	(6.80%)
Put VT Voyager, Cl IA
2015	122	$2.33	to	$2.33	$284	16.22%	1.40%	to	1.40%	(7.19%)	to	(7.19%)
2014	124	$2.51	to	$2.51	$313	3.02%	1.40%	to	1.40%	8.46%	to	8.46%
2013	149	$2.31	to	$2.31	$345	1.03%	1.40%	to	1.40%	42.09%	to	42.09%
2012	165	$1.63	to	$1.63	$269	0.39%	1.40%	to	1.40%	12.91%	to	12.91%
2011	172	$1.44	to	$1.44	$248	0.29%	1.40%	to	1.40%	(18.78%)	to	(18.78%)
Put VT Voyager, Cl IB
2015	342	$2.17	to	$2.17	$741	16.47%	1.40%	to	1.40%	(7.42%)	to	(7.42%)
2014	373	$2.34	to	$2.34	$873	2.65%	1.40%	to	1.40%	8.20%	to	8.20%
2013	409	$2.17	to	$2.17	$886	0.87%	1.40%	to	1.40%	41.73%	to	41.73%
2012	526	$1.53	to	$1.53	$804	0.33%	1.40%	to	1.40%	12.63%	to	12.63%
2011	582	$1.36	to	$1.36	$789	—	1.40%	to	1.40%	(18.99%)	to	(18.99%)
Royce Micro-Cap, Invest Cl
2015	227	$3.30	to	$2.82	$667	—	1.40%	to	1.60%	(13.67%)	to	(13.85%)
2014	362	$3.83	to	$3.28	$1,223	—	1.40%	to	1.60%	(4.92%)	to	(5.11%)
2013	421	$4.03	to	$3.45	$1,504	0.52%	1.40%	to	1.60%	19.30%	to	19.07%
2012	447	$3.37	to	$2.90	$1,343	—	1.40%	to	1.60%	6.11%	to	5.89%
2011	502	$3.18	to	$2.74	$1,416	2.24%	1.40%	to	1.60%	(13.32%)	to	(13.49%)
Royce Sm-Cap, Invest Cl
2015	154	$4.00	to	$3.74	$590	0.69%	1.40%	to	1.60%	(13.03%)	to	(13.20%)
2014	178	$4.60	to	$4.31	$785	0.12%	1.40%	to	1.60%	1.80%	to	1.60%
2013	230	$4.51	to	$4.24	$992	0.98%	1.40%	to	1.60%	32.88%	to	32.62%
2012	301	$3.40	to	$3.20	$970	0.10%	1.40%	to	1.60%	10.93%	to	10.71%
2011	399	$3.06	to	$2.89	$1,153	0.32%	1.40%	to	1.60%	(4.62%)	to	(4.82%)

370	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave Val
2015	191	$2.42	to	$2.54	$476	3.35%	1.40%	to	1.60%	(10.16%)	to	(10.34%)
2014	220	$2.70	to	$2.84	$612	2.89%	1.40%	to	1.60%	2.93%	to	2.72%
2013	266	$2.62	to	$2.76	$720	3.23%	1.40%	to	1.60%	17.32%	to	17.08%
2012	362	$2.23	to	$2.36	$838	0.89%	1.40%	to	1.60%	25.56%	to	25.31%
2011	414	$1.78	to	$1.88	$765	1.72%	1.40%	to	1.60%	(22.40%)	to	(22.56%)
VP Aggr, Cl 2
2015	20,742	$1.49	to	$1.38	$30,391	—	1.00%	to	2.25%	(1.74%)	to	(2.97%)
2014	23,106	$1.51	to	$1.43	$34,469	—	1.00%	to	2.25%	4.48%	to	3.17%
2013	27,910	$1.45	to	$1.38	$39,962	—	1.00%	to	2.25%	19.54%	to	18.05%
2012	26,632	$1.21	to	$1.17	$32,001	—	1.00%	to	2.25%	12.58%	to	11.18%
2011	30,461	$1.08	to	$1.05	$32,612	—	1.00%	to	2.25%	(4.06%)	to	(5.25%)
VP Aggr, Cl 4
2015	123,107	$1.49	to	$1.39	$177,909	—	1.00%	to	2.25%	(1.74%)	to	(2.97%)
2014	156,420	$1.51	to	$1.43	$231,103	—	1.00%	to	2.25%	4.48%	to	3.17%
2013	212,267	$1.45	to	$1.38	$301,955	—	1.00%	to	2.25%	19.51%	to	18.02%
2012	263,289	$1.21	to	$1.17	$314,832	—	1.00%	to	2.25%	12.56%	to	11.16%
2011	319,916	$1.08	to	$1.05	$341,547	—	1.00%	to	2.25%	(3.88%)	to	(5.08%)
VP BR Gl Infl Prot Sec, Cl 3
2015	3,168	$1.13	to	$1.05	$3,967	37.64%	1.00%	to	2.25%	(2.47%)	to	(3.69%)
2014	4,474	$1.16	to	$1.09	$5,773	—	1.00%	to	2.25%	7.52%	to	6.17%
2013	6,379	$1.08	to	$1.03	$7,702	—	1.00%	to	2.25%	(6.42%)	to	(7.59%)
2012	7,433	$1.16	to	$1.11	$9,659	4.30%	1.00%	to	2.25%	4.56%	to	3.27%
2011	9,229	$1.10	to	$1.08	$11,539	7.89%	1.00%	to	2.25%	8.95%	to	7.58%
VP Conserv, Cl 2
2015	25,370	$1.18	to	$1.10	$29,188	—	1.00%	to	2.25%	(1.15%)	to	(2.39%)
2014	29,902	$1.20	to	$1.13	$34,918	—	1.00%	to	2.25%	3.21%	to	1.92%
2013	36,897	$1.16	to	$1.11	$41,931	—	1.00%	to	2.25%	2.16%	to	0.88%
2012	48,873	$1.13	to	$1.10	$54,701	—	1.00%	to	2.25%	6.21%	to	4.89%
2011	43,878	$1.07	to	$1.05	$46,461	—	1.00%	to	2.25%	2.21%	to	0.94%
VP Conserv, Cl 4
2015	117,154	$1.18	to	$1.10	$134,095	—	1.00%	to	2.25%	(1.15%)	to	(2.39%)
2014	143,408	$1.20	to	$1.13	$167,075	—	1.00%	to	2.25%	3.30%	to	2.00%
2013	199,660	$1.16	to	$1.10	$226,353	—	1.00%	to	2.25%	2.07%	to	0.79%
2012	270,169	$1.13	to	$1.10	$301,801	—	1.00%	to	2.25%	6.21%	to	4.89%
2011	282,405	$1.07	to	$1.05	$298,592	—	1.00%	to	2.25%	2.21%	to	0.94%
VP Loomis Sayles Gro II, Cl 1
2015	1,713	$1.93	to	$1.78	$2,613	0.10%	1.00%	to	2.25%	1.16%	to	(0.11%)
2014	2,373	$1.90	to	$1.79	$3,589	0.20%	1.00%	to	2.25%	8.33%	to	6.98%
2013	3,549	$1.76	to	$1.67	$4,986	0.21%	1.00%	to	2.25%	34.30%	to	32.62%
2012	5,394	$1.31	to	$1.26	$5,671	0.66%	1.00%	to	2.25%	11.12%	to	9.74%
2011	7,127	$1.18	to	$1.15	$6,782	0.30%	1.00%	to	2.25%	(3.60%)	to	(4.81%)
VP Mod, Cl 2
2015	265,193	$1.35	to	$1.25	$349,849	—	1.00%	to	2.25%	(1.54%)	to	(2.78%)
2014	284,792	$1.37	to	$1.29	$382,676	—	1.00%	to	2.25%	4.02%	to	2.72%
2013	300,516	$1.31	to	$1.25	$389,392	—	1.00%	to	2.25%	10.26%	to	8.87%
2012	299,831	$1.19	to	$1.15	$353,692	—	1.00%	to	2.25%	9.77%	to	8.40%
2011	298,011	$1.09	to	$1.06	$321,488	—	1.00%	to	2.25%	(0.72%)	to	(1.96%)
VP Mod, Cl 4
2015	1,033,383	$1.35	to	$1.25	$1,352,078	—	1.00%	to	2.25%	(1.54%)	to	(2.77%)
2014	1,244,482	$1.37	to	$1.29	$1,661,867	—	1.00%	to	2.25%	4.02%	to	2.71%
2013	1,608,834	$1.32	to	$1.26	$2,075,788	—	1.00%	to	2.25%	10.33%	to	8.95%
2012	1,812,140	$1.19	to	$1.15	$2,130,158	—	1.00%	to	2.25%	9.76%	to	8.40%
2011	2,010,672	$1.09	to	$1.06	$2,164,278	—	1.00%	to	2.25%	(0.63%)	to	(1.87%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	371

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2015	111,965	$1.42	to	$1.32	$155,402	—	1.00%	to	2.25%	(1.71%)	to	(2.94%)
2014	130,891	$1.44	to	$1.36	$185,446	—	1.00%	to	2.25%	4.11%	to	2.81%
2013	157,488	$1.39	to	$1.32	$215,148	—	1.00%	to	2.25%	14.93%	to	13.49%
2012	167,018	$1.21	to	$1.16	$199,304	—	1.00%	to	2.25%	11.13%	to	9.74%
2011	181,044	$1.08	to	$1.06	$195,137	—	1.00%	to	2.25%	(2.40%)	to	(3.62%)
VP Mod Aggr, Cl 4
2015	379,469	$1.42	to	$1.32	$522,907	—	1.00%	to	2.25%	(1.78%)	to	(3.00%)
2014	494,449	$1.44	to	$1.36	$697,285	—	1.00%	to	2.25%	4.17%	to	2.87%
2013	689,540	$1.39	to	$1.32	$938,373	—	1.00%	to	2.25%	14.90%	to	13.46%
2012	841,714	$1.21	to	$1.17	$1,001,665	—	1.00%	to	2.25%	11.10%	to	9.72%
2011	1,027,027	$1.09	to	$1.06	$1,105,566	—	1.00%	to	2.25%	(2.31%)	to	(3.53%)
VP Mod Conserv, Cl 2
2015	45,020	$1.26	to	$1.17	$55,588	—	1.00%	to	2.25%	(1.21%)	to	(2.45%)
2014	55,991	$1.28	to	$1.20	$70,239	—	1.00%	to	2.25%	3.74%	to	2.44%
2013	65,995	$1.23	to	$1.18	$80,112	—	1.00%	to	2.25%	6.07%	to	4.74%
2012	83,495	$1.16	to	$1.12	$95,958	—	1.00%	to	2.25%	7.67%	to	6.33%
2011	79,093	$1.08	to	$1.06	$84,772	—	1.00%	to	2.25%	0.85%	to	(0.41%)
VP Mod Conserv, Cl 4
2015	151,602	$1.26	to	$1.18	$186,073	—	1.00%	to	2.25%	(1.28%)	to	(2.52%)
2014	191,983	$1.28	to	$1.21	$239,942	—	1.00%	to	2.25%	3.73%	to	2.43%
2013	260,816	$1.23	to	$1.18	$315,881	—	1.00%	to	2.25%	6.05%	to	4.72%
2012	318,242	$1.16	to	$1.13	$365,288	—	1.00%	to	2.25%	7.75%	to	6.41%
2011	348,483	$1.08	to	$1.06	$373,149	—	1.00%	to	2.25%	0.94%	to	(0.32%)
VP Ptnrs Sm Cap Val, Cl 3
2015	8,904	$2.18	to	$1.57	$17,817	—	1.00%	to	2.25%	(10.25%)	to	(11.38%)
2014	11,587	$2.43	to	$1.77	$25,845	—	1.00%	to	2.25%	1.05%	to	(0.21%)
2013	15,742	$2.40	to	$1.78	$34,943	—	1.00%	to	2.25%	33.47%	to	31.80%
2012	22,664	$1.80	to	$1.35	$38,026	—	1.00%	to	2.25%	12.38%	to	10.99%
2011	28,288	$1.60	to	$1.21	$42,561	—	1.00%	to	2.25%	(5.40%)	to	(6.58%)
VP MFS Blended Res Core Eq, Cl 3
2015	1,722	$1.66	to	$1.54	$2,069	—	1.00%	to	2.25%	(0.54%)	to	(1.78%)
2014	2,450	$1.67	to	$1.56	$2,972	—	1.00%	to	2.25%	10.65%	to	9.26%
2013	3,747	$1.51	to	$1.43	$4,136	—	1.00%	to	2.25%	27.13%	to	25.54%
2012	5,436	$1.19	to	$1.14	$4,750	—	1.00%	to	2.25%	9.59%	to	8.22%
2011	7,187	$1.08	to	$1.05	$5,767	—	1.00%	to	2.25%	(4.46%)	to	(5.65%)
VP Vty Sycamore Estb Val, Cl 3
2015	29	$2.04	to	$1.89	$59	—	1.00%	to	2.25%	(0.83%)	to	(2.07%)
2014	19	$2.06	to	$1.93	$41	—	1.00%	to	2.25%	10.92%	to	9.53%
2013	16	$1.86	to	$1.76	$30	—	1.00%	to	2.25%	34.52%	to	32.84%
2012	16	$1.38	to	$1.33	$22	—	1.00%	to	2.25%	15.85%	to	14.41%
2011	33	$1.19	to	$1.16	$40	—	1.00%	to	2.25%	(7.36%)	to	(8.52%)
Wanger Intl
2015	4,762	$1.47	to	$1.36	$10,974	1.37%	1.00%	to	2.25%	(0.89%)	to	(2.14%)
2014	6,409	$1.48	to	$1.39	$15,001	1.38%	1.00%	to	2.25%	(5.35%)	to	(6.54%)
2013	8,417	$1.57	to	$1.49	$20,925	2.56%	1.00%	to	2.25%	21.16%	to	19.64%
2012	11,053	$1.29	to	$1.24	$22,880	1.14%	1.00%	to	2.25%	20.35%	to	18.86%
2011	14,035	$1.07	to	$1.05	$24,286	4.74%	1.00%	to	2.25%	(15.47%)	to	(16.52%)
Wanger USA
2015	5,233	$2.02	to	$1.87	$11,105	—	1.00%	to	2.25%	(1.59%)	to	(2.83%)
2014	7,213	$2.05	to	$1.93	$15,610	0.00%	1.00%	to	2.25%	3.75%	to	2.45%
2013	10,089	$1.98	to	$1.88	$21,182	0.14%	1.00%	to	2.25%	32.43%	to	30.77%
2012	14,581	$1.49	to	$1.44	$23,388	0.29%	1.00%	to	2.25%	18.82%	to	17.35%
2011	18,556	$1.26	to	$1.23	$25,224	—	1.00%	to	2.25%	(4.45%)	to	(5.64%)

372	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Index Asset Alloc, Cl 2
2015	3,857	$1.69	to	$1.71	$6,776	1.03%	1.05%	to	2.20%	0.19%		to	(0.95%)
2014	4,354	$1.69	to	$1.72	$7,657	1.52%	1.05%	to	2.20%	16.82%		to	15.49%
2013	5,056	$1.44	to	$1.49	$7,651	1.62%	1.05%	to	2.20%	18.39%		to	17.04%
2012	6,319	$1.22	to	$1.28	$8,092	1.44%	1.05%	to	2.20%	11.85%		to	10.55%
2011	7,377	$1.09	to	$1.15	$8,476	3.00%	1.05%	to	2.20%	5.37%		to	4.17%
WF VT Intl Eq, Cl 1
2015	121	$1.66	to	$1.59	$194	4.20%	1.00%	to	1.35%	1.28%		to	0.92%
2014	159	$1.64	to	$1.57	$254	2.95%	1.00%	to	1.35%	(6.24%)		to	(6.57%)
2013	210	$1.75	to	$1.69	$358	2.43%	1.00%	to	1.35%	18.75%		to	18.33%
2012	262	$1.47	to	$1.42	$377	1.62%	1.00%	to	1.35%	12.55%		to	12.15%
2011	437	$1.31	to	$1.27	$561	0.63%	1.00%	to	1.35%	(13.66%)		to	(13.96%)
WF VT Intl Eq, Cl 2
2015	4,173	$1.86	to	$1.31	$6,948	3.84%	1.00%	to	2.20%	0.79%		to	(0.41%)
2014	5,202	$1.84	to	$1.31	$8,617	2.68%	1.00%	to	2.20%	(6.30%)		to	(7.41%)
2013	6,360	$1.97	to	$1.42	$11,283	2.13%	1.00%	to	2.20%	18.33%		to	16.92%
2012	7,902	$1.66	to	$1.21	$11,937	1.31%	1.00%	to	2.20%	12.35%		to	11.01%
2011	9,460	$1.48	to	$1.09	$12,784	0.10%	1.00%	to	2.20%	(13.78%)		to	(14.80%)
WF VT Intrinsic Val, Cl 2
2015	3,419	$1.47	to	$1.53	$6,029	0.84%	1.05%	to	2.20%	(1.56%)		to	(2.69%)
2014	4,301	$1.50	to	$1.57	$7,706	0.76%	1.05%	to	2.20%	9.16%		to	7.91%
2013	5,685	$1.37	to	$1.46	$9,351	1.03%	1.05%	to	2.20%	28.94%		to	27.46%
2012	7,446	$1.06	to	$1.15	$9,523	1.35%	1.05%	to	2.20%	18.22%		to	16.87%
2011	9,138	$0.90	to	$0.98	$9,928	0.53%	1.05%	to	2.20%	(3.17%)		to	(4.28%)
WF VT Omega Gro, Cl 1
2015	586	$1.76	to	$1.67	$987	—	1.00%	to	1.35%	0.61%		to	0.26%
2014	600	$1.75	to	$1.66	$1,008	—	1.00%	to	1.35%	3.05%		to	2.69%
2013	756	$1.70	to	$1.62	$1,240	0.40%	1.00%	to	1.35%	38.82%		to	38.34%
2012	834	$1.22	to	$1.17	$987	—	1.00%	to	1.35%	19.55%		to	19.13%
2011	1,056	$1.02	to	$0.98	$1,051	—	1.00%	to	1.35%	(6.30%)		to	(6.62%)
WF VT Omega Gro, Cl 2
2015	8,660	$3.23	to	$2.09	$23,572	—	1.00%	to	2.20%	0.34%		to	(0.86%)
2014	10,763	$3.22	to	$2.11	$29,285	—	1.00%	to	2.20%	2.83%		to	1.61%
2013	14,049	$3.13	to	$2.07	$37,483	0.14%	1.00%	to	2.20%	38.49%		to	36.84%
2012	19,101	$2.26	to	$1.51	$37,105	—	1.00%	to	2.20%	19.19%		to	17.77%
2011	24,512	$1.89	to	$1.29	$40,240	—	1.00%	to	2.20%	(6.48%)		to	(7.59%)
WF VT Opp, Cl 1
2015	288	$1.65	to	$1.62	$467	0.40%	1.00%	to	1.35%	(3.81%)		to	(4.15%)
2014	332	$1.71	to	$1.69	$562	0.30%	1.00%	to	1.35%	9.60%		to	9.22%
2013	375	$1.56	to	$1.55	$581	0.43%	1.00%	to	1.35%	29.69%		to	29.24%
2012	514	$1.20	to	$1.20	$617	0.58%	1.00%	to	1.35%	14.65%		to	14.25%
2011	592	$1.05	to	$1.05	$621	—	1.00%	to	1.35%	4.96	%(6)	to	4.84	%(6)
WF VT Opp, Cl 2
2015	4,087	$1.63	to	$1.54	$6,556	0.13%	1.00%	to	2.20%	(4.05%)		to	(5.19%)
2014	4,971	$1.70	to	$1.63	$8,335	0.06%	1.00%	to	2.20%	9.33%		to	8.02%
2013	5,924	$1.55	to	$1.51	$9,118	0.20%	1.00%	to	2.20%	29.38%		to	27.84%
2012	7,154	$1.20	to	$1.18	$8,538	0.09%	1.00%	to	2.20%	14.37%		to	13.00%
2011	9,045	$1.05	to	$1.04	$9,471	—	1.00%	to	2.20%	4.84	%(6)	to	4.40	%(6)
WF VT Sm Cap Gro, Cl 2
2015	4,452	$1.79	to	$2.06	$4,918	—	1.00%	to	2.20%	(3.85%)		to	(5.00%)
2014	5,418	$1.86	to	$2.16	$6,311	—	1.00%	to	2.20%	(2.85%)		to	(4.02%)
2013	6,220	$1.92	to	$2.25	$7,637	—	1.00%	to	2.20%	48.74%		to	46.97%
2012	8,351	$1.29	to	$1.53	$7,114	—	1.00%	to	2.20%	6.79%		to	5.52%
2011	11,055	$1.21	to	$1.45	$8,840	—	1.00%	to	2.20%	(5.54%)		to	(6.67%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ■	373

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Sm Cap Val, Cl 1
2015	854	$1.33	to	$1.31	$1,122	0.56%	1.00%	to	1.35%	(11.24%)	to	(11.55%)
2014	956	$1.50	to	$1.48	$1,420	0.63%	1.00%	to	1.35%	3.59%	to	3.23%
2013	1,232	$1.45	to	$1.43	$1,771	0.95%	1.00%	to	1.35%	13.89%	to	13.49%
2012	1,524	$1.27	to	$1.26	$1,928	1.10%	1.00%	to	1.35%	13.19%	to	12.80%
2011	2,248	$1.12	to	$1.12	$2,520	0.87%	1.00%	to	1.35%	(7.98%)	to	(8.30%)
WF VT Sm Cap Val, Cl 2
2015	2,448	$1.32	to	$1.23	$3,159	0.24%	1.00%	to	2.20%	(11.52%)	to	(12.58%)
2014	3,038	$1.49	to	$1.41	$4,446	0.34%	1.00%	to	2.20%	3.42%	to	2.19%
2013	3,619	$1.44	to	$1.38	$5,141	0.69%	1.00%	to	2.20%	13.61%	to	12.26%
2012	4,336	$1.27	to	$1.23	$5,438	0.83%	1.00%	to	2.20%	12.86%	to	11.51%
2011	5,593	$1.12	to	$1.10	$6,238	0.65%	1.00%	to	2.20%	(8.18%)	to	(9.28%)
WF VT Total Return Bond, Cl 2
2015	12,066	$1.13	to	$1.32	$18,596	1.28%	1.00%	to	2.20%	(0.86%)	to	(2.05%)
2014	14,885	$1.14	to	$1.35	$23,281	1.37%	1.00%	to	2.20%	4.54%	to	3.29%
2013	19,338	$1.09	to	$1.30	$29,110	1.24%	1.00%	to	2.20%	(3.40%)	to	(4.56%)
2012	22,065	$1.13	to	$1.37	$34,686	1.46%	1.00%	to	2.20%	5.04%	to	3.78%
2011	26,678	$1.08	to	$1.32	$40,155	2.71%	1.00%	to	2.20%	7.24%	to	5.96%

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on Aug. 26, 2011.
(7)	New subaccount operations commenced on April 27, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on Nov. 18, 2013.
(10)	New subaccount operations commenced on March 27, 2015.

374	■ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 25, 2016

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $20,886; 2014, $21,354)	$21,772	$23,243
Common stocks, at fair value (cost: 2015 and 2014, $2)	7	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2015, $19; 2014, $23)	3,211	3,298
Policy loans	823	805
Other investments	998	987
Total investments	26,811	28,340
Cash and cash equivalents	370	307
Reinsurance recoverables	2,415	2,268
Other receivables	255	206
Accrued investment income	244	255
Deferred acquisition costs	2,688	2,576
Other assets	4,569	5,006
Separate account assets	76,004	79,178
Total assets	$113,356	$118,136

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,029	$29,805
Short-term borrowings	200	200
Other liabilities	4,058	4,650
Separate account liabilities	76,004	79,178
Total liabilities	109,291	113,833
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,465	2,464
Retained earnings	1,202	1,107
Accumulated other comprehensive income, net of tax	395	729
Total shareholder’s equity	4,065	4,303
Total liabilities and shareholder’s equity	$113,356	$118,136

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2015	2014	2013
Revenues
Premiums	$406	$423	$430
Net investment income	1,218	1,294	1,411
Policy and contract charges	1,880	1,821	1,725
Other revenues	422	390	359
Net realized investment gains	4	38	3
Total revenues	3,930	3,966	3,928

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,213	1,046	1,172
Interest credited to fixed accounts	668	713	806
Amortization of deferred acquisition costs	273	293	141
Other insurance and operating expenses	736	740	746
Total benefits and expenses	2,890	2,792	2,865
Pretax income	1,040	1,174	1,063
Income tax provision	145	209	221
Net income	$895	$965	$842

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(8)	$(6)	$(11)
Portion of loss recognized in other comprehensive income (before taxes)	1	1	5
Net impairment losses recognized in net realized investment gains	$(7)	$(5)	$(6)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2015	2014	2013

Net income	$895	$965	$842
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(338)	74	(588)
Net unrealized gains on derivatives	4	5	4
Total other comprehensive income (loss), net of tax	(334)	79	(584)
Total comprehensive income	$561	$1,044	$258

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$3	$2,462	$1,000	$1,234	$4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014	3	2,464	1,107	729	4,303
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)
Balances at December 31, 2015	$3	$2,465	$1,202	$395	$4,065

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$895	$965	$842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	18	8	(20)
Deferred income tax expense (benefit)	(91)	209	(76)
Contractholder and policyholder charges, non-cash	(334)	(329)	(322)
Loss from equity method investments	18	24	12
Net realized investment gains	(13)	(45)	(9)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	9	7	6
Changes in operating assets and liabilities:
Deferred acquisition costs	(2)	33	(128)
Policyholder account balances, future policy benefits and claims	703	1,375	(1,053)
Derivatives, net of collateral	69	(894)	1,733
Reinsurance recoverables	(132)	(107)	(121)
Other receivables	(9)	(4)	4
Accrued investment income	11	20	16
Other, net	407	(357)	132
Net cash provided by operating activities	1,549	905	1,016

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	158	309	171
Maturities, sinking fund payments and calls	2,589	2,848	3,682
Purchases	(2,279)	(1,589)	(3,672)
Proceeds from maturities and repayments of mortgage loans	618	562	696
Funding of mortgage loans	(523)	(523)	(619)
Proceeds from sales and collections of other investments	115	140	119
Purchase of other investments	(158)	(304)	(235)
Purchase of land, buildings, equipment and software	(11)	(8)	(8)
Change in policy loans, net	(18)	(32)	(21)
Advance on line of credit to Ameriprise Financial, Inc.	—	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	—	15	—
Other, net	4	5	49
Net cash provided by investing activities	495	1,408	162

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,061	2,042	2,158
Net transfers to separate accounts	(171)	(216)	(116)
Surrenders and other benefits	(2,714)	(2,440)	(1,994)
Change in short-term borrowings, net	(1)	(301)	(2)
Proceeds from line of credit with Ameriprise Financial, Inc.	6	56	94
Payments on line of credit with Ameriprise Financial, Inc.	(6)	(206)	(94)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	16	13	—
Cash paid for purchased options with deferred premiums	(373)	(399)	(417)
Cash dividends to Ameriprise Financial, Inc.	(800)	(900)	(800)
Net cash used in financing activities	(1,981)	(2,350)	(1,170)
Net increase (decrease) in cash and cash equivalents	63	(37)	8
Cash and cash equivalents at beginning of period	307	344	336
Cash and cash equivalents at end of period	$370	$307	$344

Supplemental Disclosures:
Income taxes paid (received), net	$(57)	$471	$94
Interest paid on borrowings	1	1	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	45	38	96

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned. The discount for residential mortgage loans is accreted straight-line over the remaining life of the loans.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

RiverSource Life Insurance Company

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which

RiverSource Life Insurance Company

risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2015 and 2014, land, buildings, equipment and software were $153 million and $159 million, respectively, net of accumulated depreciation of $129 million and $122 million, respectively. Depreciation and amortization expense for the years ended December 31, 2015, 2014 and 2013 was $15 million, $15 million and $16 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs

RiverSource Life Insurance Company

based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options. Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality,

RiverSource Life Insurance Company

persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported health insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and health insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 12 and Note 16 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net

RiverSource Life Insurance Company

investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The Company did not elect the proportional amortization method.

Future Adoption of New Accounting Standards

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Interest — Imputation of Interest

In April 2015, the FASB updated the accounting standards related to debt issuance costs. The update requires that debt issuance costs be presented on the balance sheet as a direct deduction from the carrying amount of debt. The update does not impact the measurement or recognition of debt issuance costs. In August 2015, the FASB updated the guidance to allow companies to make a policy election to exclude debt issuance costs for line-of-credit arrangements from the standard. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard is to be applied on a retrospective basis to all periods presented. Early adoption of the standard is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

RiverSource Life Insurance Company

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $517 million and $504 million as of December 31, 2015 and 2014, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information about these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $862 million and $1.2 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $408 million and $689 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2015 and 2014, fixed maturity securities comprised approximately 81% and 82%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized

RiverSource Life Insurance Company

Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $1.1 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,661	$4,806	22%	$5,111	$5,374	23%
AA	1,010	1,185	5	967	1,158	5
A	3,749	4,101	19	4,452	5,062	22
BBB	9,964	10,278	47	9,328	10,165	44
Below investment grade	1,502	1,402	7	1,496	1,484	6
Total fixed maturities	$20,886	$21,772	100%	$21,354	$23,243	100%

At December 31, 2015 and 2014, approximately 47% and 46%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

	December 31, 2014
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)
As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$33	$54	$87
Credit losses for which an other-than-temporary impairment was not previously recognized	—	1	2
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	4
Reductions for securities sold during the period (realized)	—	(22)	(39)
Ending balance	$33	$33	$54

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Gross realized investment gains	$30	$51	$11
Gross realized investment losses	(17)	(6)	—
Other-than-temporary impairments	(7)	(5)	(6)
Total	$6	$40	$5

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$882	$893
Due after one year through five years	5,419	5,731
Due after five years through 10 years	5,062	5,046
Due after 10 years	3,679	4,115
	15,042	15,785
Residential mortgage backed securities	3,015	3,075
Commercial mortgage backed securities	2,081	2,136
Asset backed securities	748	776
Common stocks	2	7
Total	$20,888	$21,779

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$1,034	$1,112	$1,205
Mortgage loans	177	183	202
Other investments	33	29	37
	1,244	1,324	1,444
Less: investment expenses	26	30	33
Total	$1,218	$1,294	$1,411

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$6	$40	$5
Mortgage loans	—	—	(1)
Other investments	(2)	(2)	(1)
Total	$4	$38	$3

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans and syndicated loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$28	$28	$30
Charge-offs	(4)	(2)	(2)
Provisions	1	2	—
Ending balance	$25	$28	$28

Individually evaluated for impairment	$4	$9	$8
Collectively evaluated for impairment	21	19	20

The recorded investment in commercial and residential mortgage loans and syndicated loans by impairment method was as follows:

	December 31,
	2015	2014
Individually evaluated for impairment	$25	$32
Collectively evaluated for impairment	3,657	3,740
Total	$3,682	$3,772

As of December 31, 2015 and 2014, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $4 million, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company purchased $106 million, $180 million and $158 million, respectively, and sold $15 million, $13 million and $2 million, respectively, consisting primarily of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million and $10 million as of December 31, 2015 and 2014, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
South Atlantic	$746	$710	28%	27%
Pacific	709	673	27	26
Mountain	242	236	9	9
West North Central	217	223	8	8
East North Central	208	237	8	9
Middle Atlantic	203	210	8	8
West South Central	128	151	5	6
New England	115	130	4	5
East South Central	68	62	3	2

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Retail	$947	$956	36%	36%
Office	522	535	20	20
Apartments	473	473	18	18
Industrial	444	447	17	17
Mixed use	35	46	1	2
Hotel	34	32	1	1
Other	181	143	7	6

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2015 and 2014 was $594 million and $689 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2015 and 2014, no allowance for loan losses was recorded.

Residential mortgage loans are presented net of unamortized discount of $21 million and $34 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, approximately 4% and 5%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2015 and 2014, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% of the portfolio as of both December 31, 2015 and 2014. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2015 and 2014 was $452 million and $451 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2015 and 2014 were $5 million and $3 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2015, 2014 and 2013. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2015, 2014 and 2013. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$2,576	$2,633	$2,373
Capitalization of acquisition costs	275	260	269
Amortization, excluding the impact of valuation assumptions review	(267)	(286)	(219)
Amortization, impact of valuation assumptions review	(6)	(7)	78
Impact of change in net unrealized securities losses (gains)	110	(24)	132
Balance at December 31	$2,688	$2,576	$2,633

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$361	$409	$404
Capitalization of sales inducement costs	4	5	5
Amortization, excluding the impact of valuation assumptions review	(52)	(52)	(48)
Amortization, impact of valuation assumptions review	1	(2)	25
Impact of change in net unrealized securities losses	20	1	23
Balance at December 31	$334	$361	$409

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual fixed and variable universal life insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $196.3 billion and $195.5 billion, respectively, of which $144.2 billion and $143.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Direct premiums	$629	$645	$650
Reinsurance ceded	(223)	(222)	(220)
Net premiums	$406	$423	$430

Policy and contract charges are presented on the Consolidated Statements of Income net of $107 million, $94 million and $87 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $287 million, $253 million and $226 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $1.9 billion and $1.8 billion related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $551 million and $575 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Company

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2015	2014
Policyholder account balances
Fixed annuities	$11,239	$12,700
Variable annuity fixed sub-accounts	4,912	4,860
VUL/UL insurance	2,897	2,856
IUL insurance	808	534
Other life insurance	794	840
Total policyholder account balances	20,650	21,790
Future policy benefits
Variable annuity GMWB	1,057	693
Variable annuity GMAB	—	(41	)(1)
Other annuity liabilities	31	115
Fixed annuities life contingent liabilities	1,501	1,511
EIA	27	29
Life, DI and LTC insurance	5,112	5,106
VUL/UL and other life insurance additional liabilities	452	437
Total future policy benefits	8,180	7,850
Policy claims and other policyholders’ funds	199	165
Total policyholder account balances, future policy benefits and claims	$29,029	$29,805

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Company

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2015	2014
Variable annuity	$69,333	$72,125
VUL insurance	6,637	7,016
Other insurance	34	37
Total	$76,004	$79,178

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$54,716	$52,871	$297	65	$55,378	$53,565	$24	64
Five/six-year reset	9,307	6,731	78	65	10,360	7,821	28	64
One-year ratchet	6,747	6,379	266	67	7,392	7,006	39	66
Five-year ratchet	1,613	1,556	20	63	1,773	1,717	2	63
Other	887	869	82	71	959	941	38	70
Total — GMDB	$73,270	$68,406	$743	65	$75,862	$71,050	$131	64
GGU death benefit	$1,056	$1,004	$113	67	$1,072	$1,019	$123	67
GMIB	$270	$251	$17	68	$343	$321	$9	67
GMWB:
GMWB	$3,118	$3,109	$2	69	$3,671	$3,659	$1	68
GMWB for life	37,301	37,179	330	66	36,843	36,735	95	65
Total — GMWB	$40,419	$40,288	$332	66	$40,514	$40,394	$96	65
GMAB	$4,018	$4,006	$31	58	$4,247	$4,234	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,601	63	$6,076	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$4	$9	$799	$103	$155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	$14	$8	$1,057	$—	$332

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Company

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2015	2014
Mutual funds:
Equity	$39,806	$41,403
Bond	23,700	25,060
Other	5,241	4,490
Total mutual funds	$68,747	$70,953

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2015 and 2014.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2015 and 2014, the Company had pledged $30 million and $18 million, respectively, of agency residential mortgage backed securities and $22 million and $34 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month as of December 31, 2015 and less than four months as of December 31, 2014. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2015 and 2014 was 0.5% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $290 million and $298 million at December 31, 2015 and 2014, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $150 million. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2015 and less than two months as of December 31, 2014. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2015 and 2014 was 0.5% and 0.3%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Company

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets	—	76,004	—	76,004
Total assets at fair value	$148	$100,084	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(1)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(2)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)	The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Company

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(1)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(2)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive loss	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015 included in:
Net investment income	$(1)	$—	$—	$1	$—	$—

(1)	Included in net investment income in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(1)	105	(2)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015 included in:
Benefits, claims, losses and settlement expenses	$—		$127		$127
Interest credited to fixed accounts	27		—		27

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive loss	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $74 million, $124 million and $(168) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Company

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL

RiverSource Life Insurance Company

embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities	360	—	360	—	360

	December 31, 2014
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

RiverSource Life Insurance Company

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $311 million, $295 million and $268 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $162 million, $158 million and $145 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $41 million, $40 million and $38 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $437 million, $431 million and $465 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Cash dividends paid to Ameriprise Financial	$800	$900	$800
Cash dividends received from RiverSource Life of NY	25	24	25
Cash dividend received from RTA	—	30	—

On February 11, 2016, the Company’s board of directors declared a cash dividend of $400 million to Ameriprise Financial, payable on or after March 1, 2016, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2015, 2014 and 2013, RiverSource Life Insurance Company made cash contributions to RTA of nil, $15 million and $30 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $88 million and $289 million at December 31, 2015 and 2014, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $954 million and $638 million as of December 31, 2015 and 2014, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.7 billion and $3.3 billion at December 31, 2015 and 2014, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Statutory net gain from operations(1)	$1,033	$1,412	$1,633
Statutory net income(1)	633	1,154	1,337

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million at both December 31, 2015 and 2014, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in millions)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$62,591	$1,882	$948	$61,839	$1,955	$1,136
Equity contracts	69,009	1,569	1,975	68,563	1,993	2,662
Credit contracts	600	2	—	616	—	—
Foreign exchange contracts	4,155	55	17	1,957	29	2
Other contracts	2,150	—	—	1,188	—	11
Total non-designated hedges	138,505	3,508	2,940	134,163	3,977	3,811
Embedded derivatives
GMWB and GMAB(3)	N/A	—	851	N/A	—	479
IUL	N/A	—	364	N/A	—	242
EIA	N/A	—	5	N/A	—	6
Total embedded derivatives	N/A	—	1,220	N/A	—	727
Total derivatives	$138,505	$3,508	$4,160	$134,163	$3,977	$4,538

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $323 million and $435 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $193 million and $151 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Operations:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)
Year Ended December 31, 2013
Interest rate contracts	$—	$—	$(742)
Equity contracts	—	14	(1,084)
Credit contracts	—	—	6
Foreign exchange contracts	—	—	26
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	1,408
IUL embedded derivatives	—	(16)	—
EIA embedded derivatives	—	(3)	—
Total loss	$—	$(5)	$(409)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2016	$312	$75
2017	254	75
2018	201	124
2019	245	126
2020	178	58
2021-2026	543	172
Total	$1,733	$630

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2015, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2015, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2015 and 2014, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2015, 2014 and 2013, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is three years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $243 million and $367 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $243 million and $367 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil for both periods.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of other comprehensive income (loss) (“OCI”):

(in millions)	Year Ended December 31, 2015
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

(in millions)	Year Ended December 31, 2014
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(in millions)	Year Ended December 31, 2013
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period (1)	$(1,382)	$478	$(904)
Reclassification of net securities gains included in net income(2)	(5)	2	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	490	(171)	319
Net unrealized securities losses	(897)	309	(588)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(891)	$307	$(584)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2013	$1,255	$(21)	$1,234
OCI before reclassifications	(585)	—	(585)
Amounts reclassified from AOCI	(3)	4	1
Total OCI	(588)	4	(584)
Balance, December 31, 2013	667 (1)	(17)	650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	$403 (1)	$(8)	$395

(1)

Includes $2 million, $2 million and $7 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Current income tax
Federal	$234	$2	$295
State	2	(2)	2
Total current income tax	236	—	297
Deferred income tax
Federal	(91)	202	(65)
State	—	7	(11)
Total deferred income tax	(91)	209	(76)
Total income tax provision	$145	$209	$221

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(14.0)	(10.4)	(9.6)
Low income housing tax credits	(6.1)	(4.7)	(5.0)
Foreign tax credit, net of addback	—	(1.0)	(0.9)
State taxes, net of federal benefit	—	0.3	(0.5)
Taxes applicable to prior years	—	(0.4)	—
Other, net	(0.9)	(1.0)	1.8
Income tax provision	14.0%	17.8%	20.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income. The decrease in the effective tax rate for the year ended December 31, 2014 compared to 2013 was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,357	$1,259
Investment related	55	46
State net operating losses	—	7
Other	15	9
Gross deferred income tax assets	1,427	1,321
Less: valuation allowance	8	8
Total deferred income tax assets	1,419	1,313
Deferred income tax liabilities
Deferred acquisition costs	709	717
Net unrealized gains on Available-for-Sale securities	217	400
Deferred sales inducement costs	125	128
Depreciation	23	—
Other	3	—
Gross deferred income tax liabilities	1,077	1,245
Net deferred income tax assets	$342	$68
Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2016. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2015	2014	2013
Balance at January 1	$160	$144	$65
Additions based on tax positions related to the current year	11	13	18
Additions for tax positions of prior years	29	21	61
Reductions for tax positions of prior years	(105)	(18)	—
Balance at December 31	$95	$160	$144

If recognized, approximately $9 million, $7 million and $23 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $80 million to $90 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $1 million, $4 million, and $6 million in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $41 million and $40 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009 remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2015	2014
Commercial mortgage loans	$73	$43
Residential mortgage loans	447	491
Affordable housing partnerships	117	124
Total funding commitments	$637	$658

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2015 and 2014, the estimated liability was $13 million and $14 million, respectively, and the related premium tax asset was $12 million at both December 31, 2015 and 2014. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6318 CA (5/16)

PART C.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Annuity Account including:

Report of Independent Registered Public Accounting Firm dated April 20, 2016

Statements of Assets and Liabilities for the year ended Dec. 31, 2015

Statements of Operations for the year ended Dec. 31, 2015

Statements of Changes in Net Assets for the two years ended Dec. 31, 2015

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Report of Independent Registered Public Accounting Firm dated Feb. 25, 2016

Consolidated Balance Sheets as of Dec. 31, 2015 and 2014

Consolidated Statements of Income for the years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2015, 2014 and 2013

Notes to Consolidated Financial Statements

(b)	Exhibits:

1.1	Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2’s Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant’s Post - Effective Amendment No. 2 to Registration Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSourceSM Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant’s Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011 filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-139760 filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-139760, filed on or about April 22, 2011, is incorporated herein by reference.

2.	Not applicable.

3.1	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit 3.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2	Not applicable.

4.1	Form of Deferred Annuity Contract (form 43431) filed electronically as Exhibit 4.1 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2	Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit 4.2 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3	Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit 4.3 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4	Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5	Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6	Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7	Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8	Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9	Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10	Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11	Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12	Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13	Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14	Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15	Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16	Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17	Form of Guaranteed Minimum Withdrawal Benefit Rider (The GuarantorSM Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit 4.17 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18	Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19	Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20	Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21	Form of Annuity Endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22	Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for LifeSM Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23	Form of GuarantorSM Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24	Form of GuarantorSM Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25	Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26	Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27	Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28	Form of Benefit ProtectorSM Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29	Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30	Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31	Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32	Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33	Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34	Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35	Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit 4.35 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36	Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37	Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38	Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as Exhibit 4.38 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39	Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40	Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41	Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42	Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43	Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44	Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as Exhibit 4.44 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45	Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as Exhibit 4.45 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46	Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47	Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48	Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49 Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50	Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51	Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52	Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit 4.52 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57 Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.58 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 7 under Registration Statement No. 333-139760 on or about Nov. 25, 2009 is incorporated herein by reference.

4.59 Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.60 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.61 Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.62 Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.63 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.64 Form of Benefit ProtectorSM Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.65 Form of Benefit ProtectorSM Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.66 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.67 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.68 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.69	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.70	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5.	Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2	Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3	Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4	Form of Application (form 272878) filed as Exhibit 5.4 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5	Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6	Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7	Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8	Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc.,

dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9	Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr. 24, 2007 is incorporated by reference.

8.10	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13	Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15

Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life

Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1	Consent of Independent Registered Public Accounting Firms for the RiverSource® Signature Select Variable Annuity is filed electronically herewith.

10.2	Consent of Independent Registered Public Accounting Firm for the RiverSource® Signature Variable Annuity is filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement dated March 8, 2016 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218, is incorporated herein by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Jeninne C. McGee		Director

Jon Stenberg		Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH***	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan
Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Holdings Sàrl (Threadneedle subsidiary list is not included.)	Luxembourg
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Partners, LLC	DE
RiverSource CDO Seed Investments, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of March 31, 2016 there were 16,244 nonqualified and 25,514 qualified contract owners.

Item 28.	Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	(a) Principal Underwriters.

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$425,969,636	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55402

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2016.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Registrant)

By RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2016.

Signature	Title

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President - Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President - Corporate Tax

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ James L. Hamalainen* James L. Hamalainen	Senior Vice President and Treasurer - Investments

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Jeninne C. McGee* Jeninne C. McGee	Director

/s/ Jon Stenberg* Jon Stenberg	Director and Executive Vice President - Life and Disability Insurance

/s/ Colin J. Lundgren* Colin J. Lundgren	Director

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

*	Power of Attorney to sign Amendment to this Registration Statement dated March 8, 2016 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218, is incorporated herein by reference, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 19 TO REGISTRATION STATEMENT No. 333-139760

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for:

RiverSource® Signature Select Variable Annuity

RiverSource® Signature Variable Annuity

Part B.

Combined Statement of Additional Information and Financial Statements for:

RiverSource Variable Annuity Account

Part C.

Other Information.

The signatures.

Exhibits.

EXHIBIT INDEX

9.	Opinion of Counsel and Consent

10.1	Consent of Independent Registered Public Accounting Firm for RiverSource® Signature Select Variable Annuity.

10.2	Consent of Independent Registered Public Accounting Firm for RiverSource® Signature Variable Annuity.